Manufacturers

Investment Trust

Annual Report

December 31, 1999

                                   VENTURE(R)
                               VARIABLE PRODUCTS

                      [GRAPHIC OF TWO PEOPLE ON BICYCLES]

                          Audited Financial Statements

                           [MANULIFE FINANCIAL LOGO]

                  Venture Annuities: Issuer and Administrator
           The Manufacturers Life Insurance Company of North America

               Venture SPVL, VUL, Survivorship VUL and COLI VUL
                            Issuer and Administrator

              The Manufacturers Life Insurance Company of America


0200:70317

MANUFACTURERS INVESTMENT TRUST

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

February 22, 2000

Dear Fellow Investors:

It is my pleasure to present to you the 1999 audited financial statements of the Manufacturers Investment Trust, the mutual fund that is the underlying investment vehicle for your variable insurance product or retirement plan. The financial statements that follow reflect operations for the period ending December 31, 1999. During 1999, total net assets of the Trust grew from $13.40 billion as of December 31, 1998, to $18.15 billion as of December 31, 1999, reflecting the ongoing interest in tax-deferred variable insurance products as vehicles for retirement and estate planning.

At Manulife Financial, we are committed to helping you meet your long-term financial goals by delivering you a full range of investment options and expertise. Part of this commitment is our disciplined and comprehensive asset manager selection and review process, which seeks to provide our investors with the highest likelihood of good performance, both today and tomorrow. To this end, we upgraded our investment program on May 1, 1999, adding six of the world's best asset managers, including A I M Capital Management, Inc., Capital Guardian Trust Company, Franklin Advisers, Inc., Pacific Investment Management Company (PIMCO), State Street Global Advisors (SSgA), and Templeton Investment Counsel, Inc. This manager lineup now provides you access to 16 outstanding organizations that together manage over $2.9 trillion in assets and have over 750 years of investment leadership.

                       1999 PERFORMANCE (BY MAJOR INDEX)

                                                              -------------------------------------------
NASDAQ Comp                                                                      85.59
S&P Tech Sector                                                                  75.13
MSCI Pacific                                                                     57.96
Russell 2000 Growth                                                              43.09
MSCI EAFE                                                                        27.30
Dow Jones Indust Avg                                                             25.22
Russell 2000                                                                     21.26
S&P 500                                                                          21.04
SB High Yield                                                                     1.73
LB Agg Bond                                                                      -0.83
Russell 2000 Value                                                               -1.49
LB Govt/Corp                                                                     -2.15
MS REIT                                                                          -4.55

As can be seen in the above graph, 1999 provided another reminder of how volatile the markets can be, and how important diversification can be in helping you meet your long-term financial goals. Diversification can help you avoid the ups and downs of investing in a single type of investment strategy. By including investments that respond to market or economic factors, when one is doing poorly, another may be dong well. With our range of asset classes, investment styles, and world-class managers, at Manulife Financial we help make diversification easy.

Despite the fact that it is a new millennium and that some are talking about a new paradigm for investing, at Manulife Financial we still believe that the tried and true investment principles apply. We encourage you to work closely with a professional investment advisor to periodically review and update your financial program to ensure that it is structured to best help you meet your goals. Now may be the right time to reevaluate your mix of portfolios to take advantage of our new investment alternatives, to pursue greater defensive strategies during market volatility, or to add new asset classes to increase your diversification and spread out your risks.

Thank you for choosing Manulife Financial. We look forward to serving your investment needs and continuing to earn your trust throughout 2000.

                                       Sincerely,

                                       /s/ Matthew R. Schiffman
                                       MATTHEW R. SCHIFFMAN
                                       President

MANUFACTURERS INVESTMENT TRUST
INDEX TO ANNUAL REPORT

                                                                                                                    Page
                                                                                                                    ----
     Portfolio Performance and Manager's Commentary.........................................................         iii

     Report of Independent Accountants......................................................................          1

     Statements of Assets and Liabilities...................................................................          2

     Statements of Operations...............................................................................         10

     Statements of Changes in Net Assets....................................................................         18

     Financial Highlights...................................................................................         31

     Portfolio of Investments:
          Pacific Rim Emerging Markets Trust................................................................         70
          Science & Technology Trust........................................................................         73
          International Small Cap Trust.....................................................................         74
          Aggressive Growth Trust...........................................................................         77
          Emerging Small Company Trust......................................................................         80
          Small Company Blend Trust.........................................................................         85
          Mid Cap Growth Trust..............................................................................         90
          Mid Cap Stock Trust...............................................................................         93
          Overseas Trust....................................................................................         95
          International Stock Trust.........................................................................        100
          International Value Trust.........................................................................        103
          Mid Cap Blend Trust...............................................................................        106
          Small Company Value Trust.........................................................................        111
          Global Equity Trust...............................................................................        120
          Growth Trust......................................................................................        122
          Large Cap Growth Trust............................................................................        124
          Quantitative Equity Trust.........................................................................        128
          Blue Chip Growth Trust............................................................................        130
          Real Estate Securities Trust......................................................................        134
          Value Trust.......................................................................................        136
          Equity Index Trust................................................................................        138
          Growth & Income Trust.............................................................................        146
          U.S. Large Cap Value Trust........................................................................        148
          Equity-Income Trust...............................................................................        150
          Income & Value Trust..............................................................................        153
          Balanced Trust....................................................................................        158
          High Yield Trust..................................................................................        161
          Strategic Bond Trust..............................................................................        166
          Global Bond Trust.................................................................................        173
          Total Return Trust................................................................................        176
          Investment Quality Bond Trust.....................................................................        179
          Diversified Bond Trust............................................................................        188
          U.S. Government Securities Trust..................................................................        191
          Money Market Trust................................................................................        192
          Lifestyle Aggressive 1000 Trust...................................................................        194
          Lifestyle Growth 820 Trust........................................................................        194
          Lifestyle Balanced 640 Trust......................................................................        194
          Lifestyle Moderate 460 Trust......................................................................        195
          Lifestyle Conservative 280 Trust..................................................................        195

     Notes to Financial Statements..........................................................................        196

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO PERFORMANCE AND MANAGER'S COMMENTARY


                                TRUST PERFORMANCE

In the following pages we have set forth information regarding the performance of each Portfolio of the Manufacturers Investment Trust (the "Trust"), excluding the Money Market Trust. There are several ways to evaluate a Portfolio's historical performance. One can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. WITH RESPECT TO ALL PERFORMANCE INFORMATION PRESENTED, IT IS IMPORTANT TO UNDERSTAND THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. RETURN AND PRINCIPAL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


                               PERFORMANCE TABLES

The Performance Tables show two types of total return information: CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS. A CUMULATIVE TOTAL RETURN is an expression of a Portfolio's total change in share value in percentage terms over a set period of time -- one, five and ten years (or since the Portfolio's inception if less than the applicable period). An AVERAGE ANNUAL TOTAL RETURN takes the Portfolio's cumulative total return for a time period greater than one year and shows what would have happened if the Portfolio had performed at a constant rate each year. In addition, fifteen Portfolios have had portfolio management changes, namely the Aggressive Growth, Emerging Small Company, Mid Cap Growth, Overseas, Mid Cap Blend, Global Equity, Growth, Large Cap Growth, Blue Chip Growth, Equity-Income, Income & Value, Global Bond, Investment Quality Bond, Diversified Bond and U.S. Government Securities Trusts. For these Portfolios, the tables also show a cumulative total return for the period since the current portfolio manager assumed responsibility. THE TABLES SHOW ALL CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS, NET OF FEES AND EXPENSES OF THE TRUST, BUT DO NOT REFLECT THE INSURANCE (SEPARATE ACCOUNT) EXPENSES (INCLUDING A POSSIBLE CONTINGENT DEFERRED SALES CHARGE) OF THE VARIABLE ANNUITY AND VARIABLE LIFE PRODUCTS THAT INVEST IN THE TRUST. IF THESE WERE INCLUDED, PERFORMANCE WOULD BE LOWER.


     GRAPH -- CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

The performance graph for each Portfolio shows the change in value of a $10,000 investment over the life of each Portfolio. Each Portfolio's performance is compared with the performance of one or more broad-based securities indices as a "benchmark." All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and Portfolio operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Portfolios that invest in multiple asset classes are compared with a customized benchmark. This benchmark is comprised of a set percentage allocation from each of the asset classes in which the Portfolio invests.


                         PORTFOLIO MANAGER'S COMMENTARY

Finally, we have provided a commentary by each portfolio manager regarding each Portfolio's performance during the period ended December 31, 1999. The views expressed are those of the portfolio manager as of December 31, 1999, and are subject to change based on market and other conditions. Information about a Portfolio's holdings, asset allocation or country diversification is historical and is no indication of future portfolio composition, which will vary.

                       PACIFIC RIM EMERGING MARKETS TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital by investing, under
  & POLICIES:            normal conditions, at least 65% of the Trust's net assets in common stocks and equity-related securities of established, larger-capitalization, non-U.S. companies in the Pacific Rim that have attractive long-term prospects for capital growth.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Richard James Crook, Stephen Hill and Hugh Williams
INCEPTION DATE:          October 4, 1994

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [PACIFIC RIM EMERGING MARKETS TRUST PERFORMANCE GRAPH]

                                                                PACIFIC RIM EMERGING MARKETS
                                                                           TRUST                        MSCI PACIFIC INDEX
                                                                ----------------------------            ------------------
Sept. 1994                                                                 10000                              10000
Dec. 1994                                                                   9473                               9750
Mar. 1995                                                                   9303                               9597
Sept.1995                                                                  10097                               9588
Dec. 1995                                                                  10548                              10042
Mar. 1996                                                                  11184                              10255
Sept. 1996                                                                 11422                               9901
Dec. 1996                                                                  11582                               9198
Mar. 1997                                                                  11284                               8289
Sept.1997                                                                  10328                               8648
Dec. 1997                                                                   7630                               6868
Mar. 1998                                                                   7971                               7090
Sept. 1998                                                                  5850                               5589
Dec. 1998                                                                   7279                               7053
Mar. 1999                                                                   7823                               7847
Sept. 1999                                                                  9623                               9589
Dec. 1999                                                                  11854                              11140

                               PERFORMANCE TABLE

                                    Average Annual Total Return   Cumulative Total Return
                                    -----------------------------------------------------
                                                        Since                    Since
 Periods Ending December 31, 1999   1 Year   5 Year   Inception   5 Year       Inception
MSCI Pacific Index*                 57.96%   2.70%      2.08%     14.26%         11.40%
Pacific Rim Emerging Markets Trust  62.87%   4.59%      3.30%     25.13%         18.54%
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Pacific Rim Emerging Markets Trust returned 62.87%, outperforming the 57.96% return of the MSCI Pacific Index.

ENVIRONMENT: The year 1999 turned out to be a good period for equities. Most of the Pacific Rim markets registered their best performance in several years. Although the Australian market was a relatively sluggish performer, it closed the year at record levels. In Australia, natural resources stocks outperformed the main benchmark. Optimistic predictions for the region's economies and markets in 2000 were also positive for stocks. The Trust underperformed its peer group because it had a more conservative bias toward the smaller Pacific markets during the first three quarters of the year. It also had a relatively high cash position. The Trust outperformed its index because it was underweight in Australia and New Zealand, two areas that lagged other Pacific markets.

OUTLOOK: If U.S. interest rate increases remain as modest as they were in 1999 and if there is no recession in the U.S., the early stage recovery process in Asia is likely to continue during 2000. Such a recovery would likely provide a solid backdrop for regional equity markets. Returns may not be as high as those of 1999, but the prospects for improving corporate profits should underpin positive share price performance in the coming months.

                           SCIENCE & TECHNOLOGY TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital by investing at least
  & POLICIES:            65% of the portfolio's total assets in the common stocks of companies expected to benefit from the development,
                         advancement, and use of science and technology. Current
                         income is incidental to the portfolio's objective.
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGERS:      Charles A. Morris
INCEPTION DATE:          January 1, 1997

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

                                                                                                 LIPPER SCIENCE & TECHNOLOGY FUND
                                                                 SCIENCE & TECHNOLOGY TRUST                   INDEX
                                                                 --------------------------      --------------------------------
December 1996                                                             10000.00                           10000.00
                                                                          10744.00                           10760.00
                                                                           9896.00                            9787.00
March 1997                                                                 9344.00                            9050.00
                                                                           9704.00                            9446.00
                                                                          10840.00                           10570.00
June 1997                                                                 11040.00                           10668.00
                                                                          12336.00                           12164.00
                                                                          12168.00                           12239.00
September 1997                                                            12616.00                           12758.00
                                                                          11680.00                           11410.00
                                                                          11632.00                           11313.00
December 1997                                                             11071.00                           10783.00
                                                                          11242.00                           10974.00
                                                                          12607.00                           12280.00
March 1998                                                                12827.00                           12381.00
                                                                          13436.00                           12912.00
                                                                          12323.00                           11965.00
June 1998                                                                 12981.00                           12667.00
                                                                          12339.00                           12548.00
                                                                           9575.00                           10192.00
September 1998                                                            10787.00                           11395.00
                                                                          12063.00                           12264.00
                                                                          13510.00                           13639.00
December 1998                                                             15867.00                           15846.00
                                                                          17882.00                           17898.00
                                                                          16069.00                           16029.00
March 1999                                                                17873.00                           17663.00
                                                                          18004.00                           17884.00
                                                                          18233.00                           17859.00
June 1999                                                                 20674.00                           20178.00
                                                                          20649.00                           20172.00
                                                                          21797.00                           21282.00
September 1999                                                            22333.00                           21571.00
                                                                          23749.00                           23843.00
                                                                          26654.00                           27379.00
December 1999                                                             31652.00                           33895.00

                               PERFORMANCE TABLE

                                                              Average Annual Total Return     Cumulative Total Return
                                                              -------------------------------------------------------
                                                                                  Since                Since
              Periods Ending December 31, 1999                 1 Year           Inception            Inception
Lipper Science and Technology Fund Index*                     113.90%             50.21%              238.95%
Science & Technology Trust                                     99.49%             46.88%              216.52%
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the
  Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Science & Technology Trust returned 99.49%, underperforming the 113.90% return of the Lipper Science & Technology Fund Index.

ENVIRONMENT: Fundamentals across the technology landscape improved throughout the year. Semiconductor demand rose until it absorbed existing supply. Corporations around the world implemented Internet-centric computing architectures. Communications carriers advanced the build-out of their Internet infrastructures. Demand for digital wireless services was extremely robust. E-commerce went mainstream. The expansion of e-commerce forced virtually every company in nearly every region of the world to determine the best way of leveraging the Internet to expand revenues and streamline operations. The maturing personal computer industry stood poised to benefit from the symbiotic effect between more functional operating systems and more powerful processors. During the year, the shortfall in the Trust's performance relative to its Index was due largely to the Trust's conservative nature compared to its peers. The Trust remains broadly diversified across the primary segments of the technology sector. Performance was affected positively by the Trust's holdings in the electronic commerce, semiconductor and communication areas of the economy. While the Trust had its share of underachievers, significant disappointments were few and far between.

OUTLOOK: When the uninterrupted surge in technology stocks and the nearly universal optimism and extreme valuations are considered, any erosion in near-term fundamentals could trigger a sizable correction. Therefore, the Trust will maintain its mandate to invest in the most promising investment opportunities within the technology arena with a healthy respect for the volatility and risk inherent in this sector.

                         INTERNATIONAL SMALL CAP TRUST

INVESTMENT OBJECTIVE     To achieve long-term capital appreciation through
  & POLICIES:            investments in the common stocks of foreign companies with market capitalizations or annual revenues of $1 billion or less.
SUBADVISER:              Founders Asset Management LLC
PORTFOLIO MANAGERS:      Tracy P. Stouffer
INCEPTION DATE:          March 4, 1996

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                 INTERNATIONAL SMALL CAP                                MSCI WORLD EX-U.S. SMALL
                                                          TRUST             MSCI WORLD EX-U.S. INDEX            CAP INDEX
                                                 -----------------------    ------------------------    ------------------------
                                                        10000.00                    10000.00                    10000.00
March 1996                                              10048.00                    10214.00                    10190.00
                                                        10344.00                    10518.00                    10702.00
                                                        10576.00                    10342.00                    10531.00
June 1996                                               10624.00                    10389.00                    10485.00
                                                        10240.00                    10088.00                     9921.00
                                                        10304.00                    10129.00                    10019.00
September 1996                                          10424.00                    10406.00                    10071.00
                                                        10632.00                    10339.00                    10012.00
                                                        10832.00                    10768.00                    10189.00
December 1996                                           10920.00                    10622.00                     9848.00
                                                        11033.00                    10294.00                     9707.00
                                                        11298.00                    10452.00                     9881.00
March 1997                                              11257.00                    10466.00                     9613.00
                                                        10998.00                    10533.00                     9305.00
                                                        11496.00                    11230.00                    10014.00
June 1997                                               11641.00                    11832.00                    10209.00
                                                        11601.00                    12052.00                     9943.00
                                                        11143.00                    11167.00                     9347.00
September 1997                                          11560.00                    11797.00                     9240.00
                                                        11086.00                    10910.00                     8750.00
                                                        11151.00                    10790.00                     8101.00
December 1997                                           11006.00                    10896.00                     7681.00
                                                        11255.00                    11363.00                     8099.00
                                                        11801.00                    12106.00                     8839.00
March 1998                                              12476.00                    12507.00                     9035.00
                                                        12827.00                    12607.00                     9026.00
                                                        13359.00                    12544.00                     9030.00
June 1998                                               13383.00                    12613.00                     8683.00
                                                        13383.00                    12699.00                     8534.00
                                                        11514.00                    11080.00                     7346.00
September 1998                                          10853.00                    10766.00                     7059.00
                                                        11328.00                    11890.00                     7608.00
                                                        11804.00                    12495.00                     7961.00
December 1998                                           12311.00                    12978.00                     8012.00
                                                        12738.00                    12983.00                     7924.00
                                                        12125.00                    12660.00                     7805.00
March 1999                                              12681.00                    13191.00                     8226.00
                                                        13210.00                    13760.00                     8860.00
                                                        12749.00                    13068.00                     8532.00
June 1999                                               13322.00                    13581.00                     8976.00
                                                        13831.00                    13975.00                     9254.00
                                                        13945.00                    14019.00                     9467.00
September 1999                                          14349.00                    14173.00                     9448.00
                                                        15036.00                    14724.00                     9306.00
                                                        18819.00                    15242.00                     9362.00
December 1999                                           22767.00                    16642.00                     9357.00

                               PERFORMANCE TABLE

                                                              Average Annual Total Return    Cumulative Total Return
                                                              ------------------------------------------------------
                                                                                 Since                Since
              Periods Ending December 31, 1999                1 Year           Inception            Inception
MSCI World ex U.S. Index*                                     28.27%             14.21%               66.42%
MSCI World ex U.S. Small Cap Index                            18.37%             -1.72%               -6.43%
International Small Cap Trust                                 84.92%             23.98%              127.67%
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the
  Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the International Small Cap Trust returned 84.92%, outperforming the 28.27% return of the MSCI World ex U.S. Index.

ENVIRONMENT: The year 1999 will be remembered for the stunning returns and positive economic growth of the Asian markets. Japan was a particularly strong performer. It benefited from a large influx of foreign investment, which drove up stock valuations. For most of the year, Europe presented the opposite situation. The general weakness of the euro and the slow growth of the German economy led to uninspired returns by European markets for most of the year. Many of these markets, however, rallied in the fourth quarter, as investors regained confidence in their economic prospects for 2000. Because of concerns about the ability of small Japanese companies to produce profits, the Trust had limited exposure to Japanese small companies in the first half of the year. The lack of investment in Japanese small companies hurt the Trust relative to some of its peers. Beginning in the third quarter, however, the Trust added several Japanese small companies to the portfolio, many of which made major contributions to 1999 performance.

OUTLOOK: As the technological revolution continues around the world, small companies have a great deal to gain. In the years to come, the Internet should come of age in Europe and Asia. There should also be further developments in telecommunications and in outsourcing. International small companies stand to benefit from these trends. The Trust will continue to search for the companies that may turn these trends into profits.

                            AGGRESSIVE GROWTH TRUST
                     (FORMERLY PILGRIM BAXTER GROWTH TRUST)

INVESTMENT OBJECTIVE     To achieve long-term capital appreciation by investing
  & POLICIES:            primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of companies that the
                         subadviser expects to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are small- and medium-sized.
SUBADVISER:              A I M Capital Management, Inc.
PORTFOLIO MANAGERS:      Robert M. Kippes, Charles D. Scavone, Kenneth A. Zschappel
                         and Ryan E. Crane
INCEPTION DATE:          January 1, 1997++

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [AGGRESSIVE GROWTH TRUST PERFORMANCE GRAPH]

                                                                  AGGRESSIVE GROWTH TRUST           RUSSELL 2000 GROWTH INDEX
                                                                  -----------------------           -------------------------
December 1996                                                              10000                              10000
                                                                           10128                              10250
                                                                            9296                               9631
March 1997                                                                  8488                               8951
                                                                            8504                               8848
                                                                            9384                              10177
June 1997                                                                   9792                              10523
                                                                           10584                              11062
                                                                           10256                              11394
September 1997                                                             10704                              12303
                                                                           10088                              11564
                                                                            9872                              11288
December 1997                                                              10000                              11295
                                                                            9600                              11144
                                                                           10432                              12128
March 1998                                                                 10920                              12637
                                                                           10976                              12714
                                                                            9944                              11790
June 1998                                                                  10480                              11911
                                                                            9544                              10916
                                                                            7384                               8396
September 1998                                                              7888                               9248
                                                                            8328                               9730
                                                                            9120                              10485
December 1998                                                              10432                              11434
                                                                           10640                              11949
                                                                            9584                              10855
March 1999                                                                 10008                              11242
                                                                            9559                              12234
                                                                            9640                              12254
June 1999                                                                  10384                              12900
                                                                           10440                              12501
                                                                           10336                              12034
September 1999                                                             10648                              12266
                                                                           11112                              12580
                                                                           12056                              13909
December 1999                                                              13872                              16361

                               PERFORMANCE TABLE

                                                              Average Annual Total Return         Cumulative Total Return
                                                                                 Since               Since        Since++
              Periods Ending December 31, 1999                1 Year           Inception           Inception    May 1, 1999
Russell 2000 Growth Index*                                    43.09%             17.83%             63.61%        33.73%
Aggressive Growth Trust                                       32.98%             11.54%             38.72%        44.38%
++ Current subadviser assignment became effective May 1, 1999.
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Aggressive Growth Trust returned 32.98%, underperforming the 43.09% return of the Russell 2000 Growth Index. AIM assumed management of the Trust, formerly called the Pilgrim Baxter Growth Trust and managed by Pilgrim Baxter & Associates, Ltd., on May 1, 1999. As a result, performance for 1999 is attributable to both asset management firms. Under AIM's management, the Aggressive Growth Trust returned 44.38% since May 1, outperforming the 33.73% return of the Russell 2000 Growth Index for the same period.

ENVIRONMENT: When 1999 began, many market forecasters believed that the stock market could not match its 1998 performance. Most forecasters would have been correct if it was not for the remarkable surge by technology stocks in the fourth quarter. Technology companies were rewarded for rewriting many of the rules on how business is done. However, technology stocks were also victims of much of the stock market's volatility during the year. Technology stocks climbed to new highs in the spring, sold off in the summer and then set record highs by the end of the year. The technology sector, which accounted for 56.5% of the Trust's assets at year end, was responsible for much of the Trust's market cap appreciation and performance. In an effort to slow economic growth, the Federal Reserve Board raised interest rates three times in 1999. These rate increases contributed to the volatility in the markets. In order to focus on companies with the strongest earnings growth potential, the Trust reduced the number of stocks in the portfolio to 175 during the year.

OUTLOOK: In 2000, investors will continue to watch the Fed's interest rate policy. Technology companies and companies directly or indirectly related to the sector may continue to lead the way. Small and mid cap stocks should continue the recovery they began in 1999. With a market that is expected to move in line with earnings growth, the outlook for the Trust is positive.

                          EMERGING SMALL COMPANY TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital by investing at least
  & POLICIES:            65% of the portfolio's total assets in the common stocks of companies that have market capitalizations which match the approximate range of capitalization of the Russell 2000
                         Index at the time of purchase.
SUBADVISER:              Franklin Advisers, Inc.
PORTFOLIO MANAGERS:      Ed Jamieson, Mike McCarthy and Aidan O'Connell
INCEPTION DATE:          January 1, 1997++

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [EMERGING SMALL COMPANY TRUST PERFORMANCE GRAPH]

                                                                EMERGING SMALL COMPANY TRUST        RUSSELL 2000 GROWTH INDEX
                                                                ----------------------------        -------------------------
December 1996                                                             10000.00                           10000.00
                                                                          10186.00                           10250.00
                                                                           9731.00                            9631.00
March 1997                                                                 9133.00                            8951.00
                                                                           9079.00                            8848.00
                                                                          10127.00                           10177.00
June 1997                                                                 10578.00                           10523.00
                                                                          11191.00                           11062.00
                                                                          11298.00                           11394.00
September 1997                                                            12293.00                           12303.00
                                                                          11651.00                           11564.00
                                                                          11514.00                           11288.00
December 1997                                                             11823.00                           11295.00
                                                                          11303.00                           11144.00
                                                                          12386.00                           12128.00
March 1998                                                                13077.00                           12637.00
                                                                          13103.00                           12714.00
                                                                          12223.00                           11790.00
June 1998                                                                 12551.00                           11911.00
                                                                          11210.00                           10916.00
                                                                           9189.00                            8396.00
September 1998                                                             9904.00                            9248.00
                                                                          10435.00                            9730.00
                                                                          10982.00                           10485.00
December 1998                                                             11722.00                           11434.00

                               PERFORMANCE TABLE

                                                              Average Annual Total Return          Cumulative Total Return
                                                                                 Since               Since        Since++
              Periods Ending December 31, 1999                1 Year           Inception           Inception    May 1, 1999
Russell 2000 Growth Index*                                    43.09%             17.83%              63.61%       33.73%
Emerging Small Company Trust                                  73.53%             26.71%             103.41%       77.98%
++ Current subadviser assignment became effective May 1, 1999.
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Emerging Small Company Trust returned 73.53%, outperforming the 43.09% return of the Russell 2000 Growth Index. Franklin Advisers, Inc. assumed management of the Trust, formerly managed by Warburg Pincus Asset Management, Inc., on May 1, 1999. As a result, performance for 1999 is attributable to both asset management firms. Under Franklin's management, the Emerging Small Company Trust returned 77.98% since May 1, outperforming the 33.73% return of the Russell 2000 Growth Index for the same period.

ENVIRONMENT: The Trust's outperformance in the fourth quarter and for the year was due largely to its overweighting of technology stocks and significant underweighting of financial and retail stocks. The gap between strong technology and weak non-technology stock performance widened during the quarter as investors chased the technology stock winners to higher valuations. The Trust had already established positions in many of these technology stock winners and was positioned to benefit from their strong, fourth-quarter performance. One small group of underappreciated non-technology growth stocks rebounded during the quarter. These stocks were spread widely across sectors as disparate as health care and producer manufacturing. The recent fundamental improvements in the homebuilder and real estate investment trust sectors were encouraging. The Trust has added selectively to a handful of non-technology stocks that have the potential to be strong performers when the market eventually broadens.

OUTLOOK: Going into 2000, there is strong growth potential for small cap companies. Healthy growth prospects for the global economy should set the stage for a broadening of small cap stock performance away from technology. Small cap companies are positioned to be prominent innovators in creating and delivering new products, services and technologies in the years ahead.

                           SMALL COMPANY BLEND TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital by investing
  & POLICIES:            primarily in equity and equity related securities of
                         companies with market capitalizations that match the
                         approximate range of capitalization of the Russell 2000
                         Index at the time of purchase.
SUBADVISER:              Capital Guardian Trust Company
PORTFOLIO MANAGERS:      Michael R. Ericksen, James S. Kang and Robert G. Kirby
INCEPTION DATE:          May 1, 1999

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

                                                                 SMALL COMPANY BLEND TRUST              RUSSELL 2000 INDEX
                                                                 -------------------------              ------------------
May 1999                                                                   10024                              10146
June 1999                                                                  10904                              10605
July 1999                                                                  10688                              10314
August 1999                                                                10432                               9932
September 1999                                                             10456                               9934
October 1999                                                               10696                               9974
November 1999                                                              11536                              10570
December 1999                                                              12856                              11767

                               PERFORMANCE TABLE

                                                                Cumulative Total Return
                                                                -----------------------
                                                                         Since
Periods Ending December 31, 1999                                       Inception
Russell 2000 Index*                                                     17.67%
Small Company Blend Trust                                               28.56%
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: Since its inception on May 1, 1999, the Small Company Blend Trust returned 28.56%, outperforming the 17.67% return of the Russell 2000 Index.

ENVIRONMENT: By year-end, technology and telecommunication stocks drove the major U.S. indices to all-time highs. Unlike recent periods, small cap stocks participated in the market's advances. The Russell 2000 Index had its best year since 1993. The S&P 500 Index rose 21.04%. More spectacularly, the technology-heavy NASDAQ Composite Index gained 85.60% over the year. The NASDAQ's performance was the best ever by a major U.S. stock index. Mirroring their large cap counterparts, the technology-related names in the Russell 2000 Index had the best performance. In a record year for IPO issuance, the offerings of small company technology stocks excelled, while many small companies outside the technology sector struggled.

OUTLOOK: The disparity in valuations between the largest U.S. stocks and the rest of the stock universe is as wide as it has been in several decades. Therefore, the upside potential is limited for those stocks commanding a premium for their large size. Small cap stocks, on the other hand, have been neglected in recent years, despite their greater potential for real long-term growth. The strong performance of small company stocks in 1999 may be the beginning of a period in which small cap stocks narrow the valuation gap with their large cap counterparts. Going forward, we expect there to be good value among selected financial services companies and in the small cap industrial firms that have suffered recently from the market's overwhelming preference for "new economy" stocks.

                              MID CAP GROWTH TRUST
                         (FORMERLY SMALL/MID CAP TRUST)

INVESTMENT OBJECTIVE     To achieve long-term capital appreciation by investing
  & POLICIES:            primarily in common stocks, emphasizing medium-sized and
                         smaller emerging growth companies.
SUBADVISER:              A I M Capital Management, Inc.
PORTFOLIO MANAGERS:      Robert M. Kippes, Charles D. Scavone, David P. Barnard,
                         Kenneth A. Zschappel and Christopher P. Perras
INCEPTION DATE:          March 4, 1996++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                 MID CAP GROWTH       RUSSELL 2000       S&P MID CAP 400         50%/50%         RUSSELL MID CAP
                                      TRUST           GROWTH INDEX            INDEX          COMPOSITE INDEX      GROWTH INDEX
                                 --------------       ------------       ---------------     ---------------     ---------------
Feb. 1996                             10000               10000               10000               10000               10000
Mar. 1996                             10312               10198               10120               10159               10079
                                      10824               10981               10429               10704               10566
                                      10976               11544               10569               11051               10781
Jun. 1996                             10504               10794               10411               10609               10456
                                       9368                9476                9706                9602                9644
                                       9904               10177               10266               10235               10166
Sept. 1996                            10456               10702               10714               10721               10812
                                      10248               10240               10745               10506               10685
                                      10864               10525               11350               10948               11315
Dec. 1996                             10696               10730               11362               11060               11124
                                      11232               10998               11788               11406               11616
                                      10584               10334               11692               11015               11361
Mar. 1997                              9984                9604               11194               10391               10719
                                      10064                9493               11483               10466               10981
                                      10848               10920               12487               11710               11965
Jun. 1997                             11448               11290               12838               12073               12297
                                      12520               11869               14109               12980               13474
                                      12384               12225               14092               13167               13341
Sept. 1997                            13264               13201               14902               14071               14017
                                      12544               12408               14254               13342               13314
                                      12576               12112               14465               13282               13454
Dec. 1997                             12328               12119               15026               13544               13630
                                      12320               11957               14741               13324               13385
                                      13408               13013               15961               14464               14643
Mar. 1998                             14288               13559               16681               15094               15257
                                      14176               13642               16985               15278               15464
                                      13720               12651               16220               14379               14829
Jun. 1998                             14792               12780               16323               14498               15248
                                      14536               11713               15689               13612               14596
                                      11592                9009               12770               10774               11809
Sept. 1998                            12408                9923               13962               11823               12702
                                      13128               10440               15210               12660               13637
                                      14080               11250               15969               13467               14556
Dec. 1998                             15816               12268               17899               14889               16064
                                      15672               12820               17202               14934               16546
                                      14912               11647               16301               13860               15737
Mar. 1999                             16224               12062               16756               14301               16614
                                      16237               13127               18078               15496               17371
                                      16192               13148               18155               15543               17147
Jun. 1999                             17304               13841               19129               16368               18344
                                      16771               13413               18721               15941               17761
                                      16697               12911               18079               15370               17576
Sept. 1999                            16818               13160               17520               15281               17427
                                      18050               13497               18414               15866               18774
                                      19622               14924               19381               17121               20719
Dec. 1999                             22884               17555               20537               19138               24306

                               PERFORMANCE TABLE

                                                                                                   Cumulative Total Return
                                                             Average-Annual-Total-Return
                                                                                Since               Since          Since**
             Periods Ending December 31, 1999                1 Year           Inception           Inception      May 1, 1999
Russell 2000 Growth Index*                                   43.09%             15.81%              75.55%         33.73%
S&P Mid Cap 400 Index                                        14.72%             20.65%             105.37%         13.58%
50%/50% Composite Index+                                     28.53%             18.45%              91.38%         23.50%
Russell Mid Cap Growth Index++                               51.29%             26.07%             143.06%         39.92%
Mid Cap Growth Trust                                         44.69%             24.15%             128.84%         39.52%

 + Comprised of 50% of the return of the S&P Mid Cap 400 Index and 50% of the return of the Russell 2000 Growth Index.
++ The Russell Mid Cap Growth Index was added to more accurately reflect the investment objective of the Mid Cap Growth Trust.
** Current subadviser assignment became effective May 1, 1999.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Mid Cap Growth Trust returned 44.69%, underperforming the 51.29% return of the Russell Mid Cap Growth Index. AIM assumed management of the Trust, formerly called the Small/Mid Cap Trust and managed by Fred Alger Management, Inc., on May 1, 1999. As a result, performance for 1999 is attributable to both asset management firms. Under AIM's management, the Mid Cap Growth Trust returned 39.52% since May 1, 1999, underperforming the 39.92% return of the Russell Mid Cap Growth Index for the same period.

ENVIRONMENT: When 1999 began, many market forecasters believed that the stock market could not match its 1998 performance. Most forecasters would have been correct if it was not for the remarkable surge by technology stocks in the fourth quarter. Technology companies were rewarded for rewriting many of the rules on how business is done. However, technology stocks were also victims of much of the stock market's volatility. Technology stocks climbed to new highs in the spring, sold off in the summer and then set record highs by the end of the year. The technology sector, which accounted for 48.2% of the Trust's assets at year end, was responsible for much of the Trust's market cap appreciation and performance. In an effort to slow the economy, the Federal Reserve Board raised interest rates three times in 1999. These rate increases contributed to the volatility of the markets. During the year, the Trust focused on companies with the strongest earnings potential. As a result, the Trust reduced the number of stocks in the portfolio to 163.

OUTLOOK: In 2000, investors will continue to watch the Federal Reserve Board's interest rate policy. Technology companies and companies directly or indirectly related to the sector may continue to lead the way. With a market that is expected to move in line with earnings growth, the outlook for the Trust is positive.

                              MID CAP STOCK TRUST

INVESTMENT OBJECTIVE     To achieve long-term growth of capital by investing
  & POLICIES:            primarily in equity securities of companies with market
                         capitalizations approximately in the range of the Wilshire
                         Mid Cap 750 Index.
SUBADVISER:              Wellington Management Company, LLP
PORTFOLIO MANAGER:       Frank V. Wisneski
INCEPTION DATE:          May 1, 1999

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [MID CAP STOCK TRUST PERFORMANCE GRAPH]

                                                                             RUSSELL MID CAP GROWTH       WILSHIRE MID CAP 750
                                                   MID CAP STOCK TRUST                INDEX                       INDEX
                                                   -------------------       ----------------------       --------------------
May 1999                                                  10104                        9871                       10177
June 1999                                                 10544                       10560                       10669
July 1999                                                 10320                       10224                       10478
August 1999                                                9536                       10118                       10150
September 1999                                             9312                       10032                        9963
October 1999                                               9327                       10807                       10375
November 1999                                              9415                       11927                       10902
December 1999                                             10080                       13992                       12207

                               PERFORMANCE TABLE

                                                                    Cumulative Total Return
                                                                    -----------------------
                                                                             Since
              Periods Ending December 31, 1999                             Inception
Russell Mid Cap Growth Index*                                                39.92%
Wilshire Mid Cap 750 Index                                                   22.07%
Mid Cap Stock Trust                                                           0.80%
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: Since its inception on May 1, 1999, the Mid Cap Stock Trust returned .80%, underperforming the 39.92% return of the Russell Mid Cap Growth Index.

ENVIRONMENT: Four factors contributed to the Trust's disappointing performance. First, the Trust's diversified mid cap exposure hurt the portfolio because equity markets were focused on technology issues. Technology stocks were the clear leaders in 1999, driving markets and valuations to new highs. Second, the speculative nature of the markets produced a difficult environment for the Trust's disciplined and fundamentally based strategy. For example, one of the requirements of the Trust is that the companies in which it invests must have three years of operating profits. Investors showed nearly insatiable demand for technology companies that had not demonstrated the profitability potential of their business models and that were often barely beyond the venture capital stage. Third, within the mid cap sector, the Trust was invested in the smaller sized stocks. The larger mid cap stocks outperformed for the year. Finally, some tactical stock selection decisions detracted from results.

OUTLOOK: The U.S. economy remains on solid footing, with real GDP forecast to grow 3.7% on average in 2000. Once the speculative influences subside, the Trust will reflect returns that were typical prior to 1999. No one knows when this narrow market will begin to broaden, but the valuation gap between large and small stocks is likely to converge soon. Once this convergence occurs, stronger relative performance for small and mid cap stocks should result. While frustrating over the short term, there is nothing in the present market that would prompt a significant change to the Trust's investment approach.

                                 OVERSEAS TRUST
                (FORMERLY INTERNATIONAL GROWTH AND INCOME TRUST)

INVESTMENT OBJECTIVE     To achieve growth of capital by investing at least 65% of
  & POLICIES:            the portfolio's total assets in foreign securities
                         (including ADRs and EDRs). The portfolio expects to invest primarily in equity securities. The portfolio may also
                         invest in U.S. issuers.
SUBADVISER:              Fidelity Management Trust Company
PORTFOLIO MANAGER:       Richard R. Mace Jr.
INCEPTION DATE:          January 9, 1995++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES
                        [OVERSEAS TRUST PERFORMANCE GRAPH]

                                                                                                         MSCI ALL COUNTRY WORLD
                                                     OVERSEAS TRUST              MSCI EAFE INDEX               EX-US INDEX
                                                     --------------              ---------------         ----------------------
Dec. 1994                                                 10000                       10000                       10000
                                                           9820                        9618                        9546
                                                           9620                        9593                        9494
Mar. 1995                                                 10060                       10194                       10031
                                                          10390                       10581                       10422
                                                          10190                       10457                       10376
Jun. 1995                                                 10010                       10276                       10232
                                                          10480                       10918                       10813
                                                          10200                       10505                       10438
Sep. 1995                                                 10270                       10713                       10617
                                                          10080                       10428                       10333
                                                          10280                       10721                       10576
Dec. 1995                                                 10698                       11155                       10994
                                                          10810                       11203                       11145
                                                          10790                       11243                       11145
Mar. 1996                                                 10984                       11485                       11353
                                                          11187                       11821                       11697
                                                          11177                       11606                       11521
Jun. 1996                                                 11320                       11675                       11580
                                                          11054                       11336                       11195
                                                          11167                       11363                       11261
Sep. 1996                                                 11453                       11668                       11540
                                                          11545                       11551                       11425
                                                          11955                       12013                       11865
Dec. 1996                                                 12047                       11862                       11728
                                                          11791                       11449                       11513
                                                          11883                       11639                       11724
Mar. 1997                                                 11976                       11685                       11699
                                                          11983                       11749                       11798
                                                          12485                       12516                       12526
Jun. 1997                                                 12912                       13209                       13218
                                                          13054                       13426                       13485
                                                          12278                       12426                       12424
Sep. 1997                                                 12715                       13124                       13096
                                                          11993                       12119                       11981
                                                          11829                       11998                       11831
Dec. 1997                                                 12037                       12106                       11968
                                                          12387                       12662                       12326
                                                          13196                       13478                       13148
Mar. 1998                                                 13786                       13896                       13602
                                                          14015                       14008                       13700
                                                          13809                       13944                       13451
Jun. 1998                                                 13602                       14053                       13401
                                                          13682                       14199                       13528
                                                          11352                       12442                       11620
Sep. 1998                                                 10778                       12064                       11375
                                                          12064                       13325                       12566
                                                          12672                       14011                       13242
Dec. 1998                                                 13006                       14567                       13698
                                                          13225                       14528                       13683
                                                          12834                       14185                       13376
Mar. 1999                                                 13558                       14781                       14023
                                                          13949                       15382                       14624
                                                          13190                       14593                       13886
Jun. 1999                                                 13765                       15165                       14558
                                                          14270                       15620                       14868
                                                          14454                       15681                       14952
Sep. 1999                                                 14547                       15843                       15032
                                                          15236                       16440                       15600
                                                          16420                       17015                       16218
Dec. 1999                                                 18274                       18549                       17775

                               PERFORMANCE TABLE

                                                            Average Annual Total Return          Cumulative Total Return
                                                            --------------------------------------------------------------
                                                                               Since             Since           Since++
             Periods Ending December 31, 1999                1 Year          Inception         Inception       May 1, 1999
MSCI All Country World ex-US Index*                         29.77 %          12.19  %           77.75 %         21.55  %
MSCI EAFE Index+                                            27.30 %          13.15  %           85.49 %         20.55  %
Overseas Trust                                              40.51 %          12.87  %           82.74 %         30.92  %
+ The MSCI EAFE Index was added to more accurately reflect the investment objective of the Overseas Trust.
++ Current subadviser assignment became effective May 1, 1999
* All since inception returns of the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Overseas Trust returned 40.51%, outperforming the 27.30% return of the MSCI EAFE Index. Fidelity Management Trust Company assumed management of the Trust, formerly called the International Growth and Income Trust and managed by J.P. Morgan Investment Management Inc., on May 1, 1999. As a result, performance for 1999 is attributable to both asset management firms. Under Fidelity's management, the Overseas Trust returned 30.92% since May 1, 1999, outperforming the 20.55% return of the MSCI EAFE Index for the same period.

ENVIRONMENT: The Trust's performance relative to its Index was aided by strong stock selection in Europe and Japan. Lifted by strong sales, earnings growth and continued merger activity, telecommunication companies around the world made impressive gains. Japanese technology and electronics holdings were particularly strong contributions to the Trust's performance, as rising demand from the world's improving economies boosted sales and earnings. Conversely, emerging market positions in Asia and Latin America detracted from performance, as these regions struggled to regain their economic health.

OUTLOOK: The Trust continues to focus on large cap companies that are industry leaders and that provide strong earnings growth and shareholder friendly management. Astute stock selection will continue to be the key to outperformance in Europe and Japan. The Japanese economic recovery remains on track mainly because of the government's expansionary fiscal and monetary policies. Industrial production, business sentiment and labor conditions in Japan are improving. However, continued corporate restructuring efforts have led to weakness in underlying capital expenditures and consumption. In Europe, the Trust will seek additional opportunities, as economic conditions are improving, consumer and business sentiment is picking up and earnings estimates are being revised upward.

                           INTERNATIONAL STOCK TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing the
  POLICIES:              portfolio's assets primarily in common stocks of
                         established, non-U.S. companies. The portfolio may also
                         invest up to 35% of its assets in other equity-related
                         securities, such as preferred stocks, warrants and
                         convertible securities as well as corporate and governmental debt securities. Rowe Price-Fleming intends to
                         geographically diversify the portfolio, including developed, newly industrialized and emerging markets.
SUBADVISER:              Rowe Price-Fleming International, Inc.
PORTFOLIO MANAGERS:      Martin G. Wade, Mark C. J. Bickford-Smith, John R. Ford,
                         James B.M. Seddon and David J.L. Warren
INCEPTION DATE:          January 1, 1997

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [INTERNATIONAL STOCK TRUST PERFORMANCE GRAPH]

                                                                 INTERNATIONAL STOCK TRUST               MSCI EAFE INDEX
                                                                 -------------------------               ---------------
Dec. 1996                                                                  10000                              10000
                                                                            9929                               9652
                                                                           10026                               9813
Mar. 1997                                                                  10018                               9850
                                                                           10097                               9905
                                                                           10733                              10552
Jun. 1997                                                                  11183                              11136
                                                                           11474                              11319
                                                                           10424                              10476
Sept. 1997                                                                 11086                              11065
                                                                           10247                              10217
                                                                           10229                              10115
Dec. 1997                                                                  10264                              10206
                                                                           10604                              10675
                                                                           11221                              11363
Mar. 1998                                                                  11615                              11715
                                                                           11696                              11810
                                                                           11642                              11756
Jun. 1998                                                                  11651                              11847
                                                                           11803                              11970
                                                                           10300                              10490
Sept. 1998                                                                 10067                              10171
                                                                           10962                              11234
                                                                           11437                              11812
Dec. 1998                                                                  11650                              12281
                                                                           11497                              12248
                                                                           11228                              11959
Mar. 1999                                                                  11677                              12461
                                                                           12058                              12968
                                                                           11448                              12303
Jun. 1999                                                                  11888                              12785
                                                                           12067                              13169
                                                                           12175                              13220
Sept. 1999                                                                 12228                              13356
                                                                           12659                              13860
                                                                           13466                              14345
Dec. 1999                                                                  15112                              15633

                               PERFORMANCE TABLE

                                                              Average Annual Total Return     Cumulative Total Return
                                                              -------------------------------------------------------
                                                                                 Since                 Since
              Periods Ending December 31, 1999                 1 Year          Inception             Inception
MSCI EAFE Index*                                               27.30%            16.06%               56.33%
International Stock Trust                                      29.71%            14.76%               51.12%

* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the International Stock Trust returned 29.71%, outperforming the 27.30% return of the MSCI EAFE Index.

ENVIRONMENT: An underweight position in Japan detracted from value, while an overweight position in Latin America added significant value to the Trust. In Japan, the willingness of government and businesses to grapple with a number of problems such as financial sector issues, excess capacity, staff reductions and foreign acquisitions attracted heavy foreign buying. Latin America's stock markets rebounded after the devaluation of the real, Brazil's currency, in January. International Monetary Fund (IMF) funding, interest rate reductions and better fiscal discipline encouraged investors to return to the Latin American market. Underweight positions in the weaker United Kingdom and German markets were positive for the Trust. Overweighting in consumer electronics and electronic components also added value. Underweighting in the utility and insurance sectors was also positive.

OUTLOOK: Stronger economic growth is expected in Europe. In Japan, declining domestic demand and capital expenditures and the potential for a strong yen are likely to keep the economy weak. Elsewhere in Asia, economic recovery is well under way and should continue. There is reason for cautious optimism in Latin America. Although valuations of some "new economy" stocks in international regions have become excessive, there is reason to be enthusiastic about the growth potential of well-managed telecommunication, Internet-related and technology businesses. Fortified by a year of improvement, international economies are poised for better growth with moderate inflation in 2000. In 1999, greater-than-expected progress in restructuring and reform and more mergers and acquisitions than anticipated enhanced the earnings potential of international companies and paved the way for international stock markets to rise in the year ahead.

                           INTERNATIONAL VALUE TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing
  POLICIES:              primarily in equity securities of companies located outside the United States, including in emerging markets.
SUBADVISER:              Templeton Investment Counsel, Inc.
PORTFOLIO MANAGERS:      Gary R. Clemens and Edgerton Scott, III
INCEPTION DATE:          May 1, 1999

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [INTERNATIONAL VALUE TRUST PERFORMANCE GRAPH]

                                                                 INTERNATIONAL VALUE TRUST               MSCI EAFE INDEX
                                                                 -------------------------               ---------------
May 1999                                                                    9504                               9487
June 1999                                                                   9920                               9859
July 1999                                                                   9840                              10155
August 1999                                                                 9743                              10194
September 1999                                                              9519                              10299
October 1999                                                                9447                              10688
November 1999                                                               9623                              11062
December 1999                                                              10384                              12055

                               PERFORMANCE TABLE

                                                                Cumulative-Total-Return
                                                                         Since
              Periods Ending December 31, 1999                         Inception
MSCI EAFE Index*                                                        20.55%
International Value Trust                                                3.84%

* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: Since its inception on May 1, 1999, the International Value Trust returned 3.84%, underperforming the 20.55% return of the MSCI EAFE Index.

ENVIRONMENT: Another quarter passed in a year that provided a great deal of anxiety and excitement for investors. In the fourth quarter, the effect of Y2K on global markets was a major concern. Except for a few emerging market countries, returns for virtually every country were positive. The market favored large cap and technology stocks. These stocks had soaring price/earnings ratios and benefited from index fund buying. The Trust continues to use prudence in its investment approach. It continues to favor companies with sound fundamentals and reasonable valuations, and it maintains a well-diversified portfolio. During the fourth quarter, the Trust remained underweighted in Japan. Although there were bargains in Japan, in general valuations were high relative to earnings growth rates. At year-end, the Trust had a 7.1% weighting in Japan. The Trust was somewhat underweighted in Europe, where it was invested heavily in more cyclical areas, which are producing solid returns from restructuring activity and renewed global economic growth. The Trust's stock selection the United Kingdom detracted from performance, while its emerging market exposure contributed positively to performance. Telecommunication stocks, in particular, benefited the Trust.

OUTLOOK: The potential for value stocks to outpace growth stocks is encouraging. Investor infatuation with growth has resulted in one of the worst periods of underperformance for value style managers. This trend may be reversed by the extreme valuation difference between growth and value and the growing number of mergers and acquisitions that may occur in Europe and Asia. Increased volatility in the world markets may also encourage investors to protect their investments by owning companies with good assets and solid earnings prospects.

                              MID CAP BLEND TRUST
                            (FORMERLY EQUITY TRUST)

INVESTMENT OBJECTIVE &   To achieve growth of capital by investing the portfolio's
  POLICIES:              assets primarily in common stocks of U.S. issuers or
                         securities convertible into, or that carry the right to buy, common stocks. Although current income is a secondary
                         objective, growth of income may accompany growth of capital.
SUBADVISER:              Fidelity Management Trust Company
PORTFOLIO MANAGERS:      Bahaa W. Fam and Richard B. Fentin
INCEPTION DATE:          June 18, 1985**

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                        MID CAP BLEND TRUST       S&P 500 INDEX          BLENDED INDEX         RUSSELL MID CAP
                                        -------------------       -------------          -------------         ---------------
Dec. 1989                                     21258.00               21871.00               21871.00               21262.00
                                              19526.00               20403.00               20403.00               19529.00
                                              19892.00               20667.00               20667.00               19896.00
                                              20525.00               21210.00               21210.00               20529.00
                                              20010.00               20686.00               20686.00               20014.00
                                              21483.00               22703.00               22703.00               21487.00
                                              21119.00               22544.00               22544.00               21124.00
                                              20622.00               22472.00               22472.00               20627.00
                                              18305.00               20443.00               20443.00               18309.00
                                              17328.00               19437.00               19437.00               17333.00
                                              17080.00               19365.00               19365.00               17085.00
                                              18040.00               20612.00               20612.00               18045.00
Dec. 1990                                     18752.00               21177.00               21177.00               18756.00
                                              19546.00               22113.00               22113.00               19552.00
                                              20721.00               23696.00               23696.00               20727.00
                                              21119.00               24260.00               24260.00               21125.00
                                              21341.00               24328.00               24328.00               21346.00
                                              22218.00               25369.00               25369.00               22224.00
                                              21324.00               24210.00               24210.00               21330.00
                                              22100.00               25343.00               25343.00               22107.00
                                              22572.00               25939.00               25939.00               22580.00
                                              22184.00               25513.00               25513.00               22191.00
                                              22555.00               25855.00               25855.00               22562.00
                                              21290.00               24811.00               24811.00               21296.00
Dec. 1991                                     22116.00               27646.00               27646.00               22123.00
                                              22690.00               27132.00               27132.00               22696.00
                                              22858.00               27479.00               27479.00               22863.00
                                              21729.00               26941.00               26941.00               21734.00
                                              21170.00               27725.00               27725.00               21175.00
                                              21119.00               27875.00               27875.00               21125.00
                                              20504.00               27470.00               27470.00               20510.00
                                              21239.00               28577.00               28577.00               21244.00
                                              20743.00               28000.00               28000.00               20749.00
                                              21051.00               28322.00               28322.00               21056.00
                                              21922.00               28424.00               28424.00               21928.00
                                              23238.00               29382.00               29382.00               23244.00
Dec. 1992                                     23870.00               29767.00               29767.00               23876.00
                                              24519.00               29984.00               29984.00               24525.00
                                              23784.00               30389.00               30389.00               23790.00
                                              24588.00               31042.00               31042.00               24594.00
                                              24109.00               30282.00               30282.00               24114.00
                                              25856.00               31099.00               31099.00               25862.00
                                              26052.00               31202.00               31202.00               26059.00
                                              25571.00               31055.00               31055.00               25577.00
                                              26641.00               32239.00               32239.00               26646.00
                                              27532.00               32000.00               32000.00               27539.00
                                              27818.00               32650.00               32650.00               27825.00
                                              27104.00               32343.00               32343.00               27113.00
Dec. 1993                                     27764.00               32741.00               32741.00               27771.00
                                              28798.00               33837.00               33837.00               28807.00
                                              28584.00               32924.00               32924.00               28594.00
                                              27407.00               31492.00               31492.00               27416.00
                                              27748.00               31901.00               31901.00               27756.00
                                              27409.00               32421.00               32421.00               27417.00
                                              26166.00               31620.00               31620.00               26173.00
                                              26750.00               32667.00               32667.00               26756.00
                                              28087.00               33996.00               33996.00               28094.00
                                              27447.00               33177.00               33177.00               27454.00
                                              28407.00               33937.00               33937.00               28414.00
                                              27428.00               32691.00               32691.00               27434.00
Dec. 1994                                     27616.00               33169.00               33169.00               27623.00
                                              27409.00               34031.00               34031.00               27416.00
                                              28501.00               35351.00               35351.00               28510.00
                                              29594.00               36398.00               36398.00               29602.00
                                              30955.00               37457.00               37457.00               30964.00
                                              32112.00               38937.00               38937.00               32122.00
                                              34672.00               39852.00               39852.00               34682.00
                                              37442.00               41179.00               41179.00               37453.00
                                              37840.00               41290.00               41290.00               37850.00
                                              38997.00               43020.00               43020.00               39008.00
                                              38864.00               42869.00               42869.00               38876.00
                                              39832.00               44756.00               44756.00               39844.00
Dec. 1995                                     39433.00               45584.00               45584.00               39445.00
                                              40439.00               47152.00               47152.00               40451.00
                                              41387.00               47604.00               47604.00               41402.00
                                              41785.00               48061.00               48061.00               41799.00
                                              43248.00               48768.00               48768.00               43262.00
                                              44589.00               50026.00               50026.00               44603.00
                                              43751.00               50231.00               50231.00               43765.00
                                              41007.00               47996.00               47996.00               41021.00
                                              42515.00               49013.00               49013.00               42530.00
                                              44756.00               51768.00               51768.00               44772.00
                                              45175.00               53186.00               53186.00               45192.00
                                              47688.00               57223.00               57223.00               47705.00
Dec. 1996                                     47374.00               56102.00               56102.00               47390.00
                                              50181.00               59585.00               59585.00               50196.00
                                              48233.00               60068.00               60068.00               48248.00
                                              45217.00               57569.00               57569.00               45233.00
                                              47164.00               61006.00               61006.00               47182.00
                                              50659.00               64752.00               64752.00               50678.00
                                              52261.00               67640.00               67640.00               52280.00
                                              56071.00               73010.00               73281.00               56091.00
                                              55125.00               68951.00               72482.00               55143.00
                                              57700.00               72730.00               76621.00               57718.00
                                              54258.00               70300.00               73640.00               54273.00
                                              55283.00               73555.00               75393.00               55298.00
Dec. 1997                                     56492.00               74820.00               77474.00               56509.00
                                              56334.00               75651.00               76017.00               56351.00
                                              60827.00               81105.00               81962.00               60848.00
                                              63744.00               85258.00               85847.00               63762.00
                                              64122.00               86119.00               86062.00               64139.00
                                              62345.00               84638.00               83402.00               62362.00
                                              63106.00               88074.00               84553.00               63123.00
                                              60568.00               87141.00               80520.00               60585.00
                                              50003.00               74540.00               67637.00               50019.00
                                              51716.00               79318.00               72013.00               51735.00
                                              56348.00               85767.00               76924.00               56370.00
                                              58950.00               90964.00               80570.00               58975.00
Dec. 1998                                     61806.00               96204.00               85300.00               61829.00
                                              61645.00              100225.00               85155.00               61668.00
                                              59266.00               97108.00               82319.00               59288.00
                                              61139.00              100992.00               84896.00               61161.00
                                              68714.00              104901.00               91170.00               68739.00
                                              68927.00              102425.00               90905.00               68952.00
                                              72566.00              108110.00               94114.00               72593.00
                                              69896.00              104737.00               91535.00               69922.00
                                              68057.00              104213.00               89165.00               68083.00
                                              66397.00              101357.00               86026.00               66421.00
                                              66901.00              107773.00               90104.00               66926.00
                                              70902.00              109961.00               92699.00               70928.00
Dec. 1999                                     43811.00               53244.00               46110.00               37140.00

                               PERFORMANCE TABLE

                                  ------Average-Annual-Total-Return----------Cumulative-Total-Return-
                                                                Since**
Periods Ending December 31, 1999  1 Year   5 Year   10 Year   Dec 13, 1991    5 Year         10 Year
Blended Index+*                   18.23%   24.91%   16.51%       18.94%       204.04%        361.10%
S&P 500 Index                     21.04%   28.55%   18.20%       21.08%       251.08%        432.44%
Russell Mid Cap Index++           18.23%   21.86%   15.92%       18.30%       168.68%        338.11%
Mid Cap Blend Trust               27.75%   23.38%   14.02%       17.44%       185.90%        271.40%

 + Blended Index reflects the change from the S&P 500 Index to the Russell Mid
   Cap Index as primary benchmark, effective July 1997. This change was made to more accurately reflect the investment objective of the Mid Cap Blend Trust.
++ The Russell Mid Cap Index was added to more accurately reflect the investment objective of the Mid Cap Blend Trust.
** Current subadviser assignment became effective December 13, 1991.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Mid Cap Blend Trust returned 27.75%, outperforming the 18.23% return of the Russell Mid Cap Index.

ENVIRONMENT: The stock market rallied in the fourth quarter, setting a new investment record. For five consecutive years the stock market produced returns that exceeded 20 percent. Growth stocks trounced value stocks by some of the widest margins on record. This divergence between growth and value can be attributed to a robust rally in technology stocks during the fourth quarter. Technology stocks accounted for roughly 64% of the Russell Mid Cap Index's total return. Consumer nondurables, capital goods and utility stocks also contributed to the Index's returns. The strongest performance in the Trust came from technology holdings, which were overweighted in the portfolio. The Trust's underweighted energy position also gave performance a boost. Utility stocks turned in the second highest return, but the Trust's relatively smaller position in these stocks minimized their contribution to performance. Despite relatively small weightings, good stock selection in the health care, financial and utility sectors aided performance. Transportation and retail holdings underperformed.

OUTLOOK: Corporate profits are robust, the economy is showing surprisingly strong growth, yet inflation remains benign. The Federal Reserve Board will likely tighten interest rates in February. While higher rates may have an adverse impact on high P/E stocks, there is reason for optimism about equity prospects as long as earnings continue to grow.

                           SMALL COMPANY VALUE TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing the
  POLICIES:              portfolio's assets in equity securities of smaller companies
                         80% of which, under normal circumstances, will have market values of $1 billion or less, and that are traded
                         principally in the United States. AXA Rosenberg uses several computer models to assist in the stock selection process.
SUBADVISER:              AXA Rosenberg Investment Management LLC
PORTFOLIO MANAGERS:      Barr M. Rosenberg, Kenneth Reid, Floyd Coleman and Stephen
                         O. Dean
INCEPTION DATE:          October 1, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

[SMALL COMPANY VALUE TRUST PERFORMANCE GRAPH]

                                                   SMALL COMPANY VALUE
                                                          TRUST                RUSSELL 2000 INDEX       RUSSELL 2000 VALUE INDEX
                                                   -------------------         ------------------       ------------------------
Sept-97                                                   10000                       10000                       10000
Oct-97                                                     9512                        9728                        9728
Nov-97                                                     9496                        9835                        9835
Dec-97                                                     9552                        9665                       10168
Jan-98                                                     9368                        9512                        9984
Feb-98                                                    10032                       10216                       10587
Mar-98                                                    10448                       10637                       11017
Apr-98                                                    10622                       10696                       11071
May-98                                                    10141                       10120                       10679
Jun-98                                                     9965                       10141                       10620
Jul-98                                                     9213                        9320                        9788
Aug-98                                                     7652                        7510                        8255
Sept-98                                                    8140                        8098                        8722
Oct-98                                                     8164                        8428                        8981
Nov-98                                                     8677                        8870                        9224
Dec-98                                                     9101                        9419                        9514
Jan-99                                                     9037                        9544                        9298
Feb-99                                                     8341                        8771                        8663
Mar-99                                                     8356                        8908                        8591
Apr-99                                                     8627                        9706                        9375
May-99                                                     8771                        9848                        9663
Jun-99                                                     9276                       10293                       10013
Jul-99                                                     9139                       10011                        9775
Aug-99                                                     8891                        9641                        9419
Sept-99                                                    8899                        9643                        9230
Oct-99                                                     8810                        9681                        9046
Nov-99                                                     9099                       10259                        9093
Dec-99                                                     9828                       11421                        9371

                               PERFORMANCE TABLE

                                                              Average Annual Total Return     Cumulative Total Return
                                                              -------------------------------------------------------
                                                                                 Since                 Since
              Periods Ending December 31, 1999                 1 Year          Inception             Inception
Russell 2000 Index*                                            21.26%             6.08%               14.21%
Russell 2000 Value Index+                                      -1.49%            -2.85%               -6.29%
Small Company Value Trust                                       8.00%            -0.77%               -1.72%

+ The Russell 2000 Value Index was added to more accurately reflect the investment objective of the Small Cap Value Trust.
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Small Company Value Trust returned 8.00%, outperforming the -1.49% return of the Russell 2000 Value Index.

ENVIRONMENT: Because of a remarkable rally in the fourth quarter, small cap stocks posted strong returns for 1999. For the first year since 1993, the Russell 2000 Index, which returned 21.26%, outperformed the S&P 500 Index, which returned 21.04%. Not all small cap stocks participated equally in the gains for 1999. For the year, the Russell 2000 Growth Index rose 43.09% while the Russell 2000 Value Index declined 1.49%. This is the largest spread between small cap value and small cap growth stocks in the 21-year history of the Index. Since the beginning of the recent small cap growth surge in September 1998, the Russell 2000 Growth Index has outperformed the Russell 2000 Value Index by 81.34%. The increasingly extreme domination by growth stocks over value stocks represents a market environment in which the performance of the Trust relative to the Russell 2000 Index will generally suffer. However, because the Trust's strategy focuses on relative value (that is, uncovering bargains within each sector), performance in this growth environment will be much stronger than a passive small cap value strategy.

OUTLOOK: The strategy of the Trust remains unchanged. It seeks to outperform its benchmark by identifying individual stocks that are undervalued relative to similar stocks.

                              GLOBAL EQUITY TRUST

INVESTMENT OBJECTIVE &   To achieve long-term capital appreciation by investing the
  POLICIES:              Trust's assets primarily in equity securities of issuers
                         throughout the world, including issuers in the United States and emerging markets.
SUBADVISER:              Morgan Stanley Asset Management Inc.
PORTFOLIO MANAGER:       Frances Campion, Richard Boon and Paul Boyne
INCEPTION DATE:          March 18, 1988++

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

                                                                    GLOBAL EQUITY TRUST                  MSCI WORLD INDEX
                                                                    -------------------                  ----------------
December 1989                                                             12532.00                           13002.00
                                                                          12014.00                           12397.00
                                                                          11864.00                           11868.00
                                                                          11745.00                           11153.00
                                                                          11338.00                           10994.00
                                                                          12421.00                           12154.00
                                                                          12594.00                           12070.00
                                                                          12891.00                           12182.00
                                                                          11757.00                           11043.00
                                                                          10531.00                            9882.00
                                                                          11093.00                           10806.00
                                                                          11052.00                           10630.00
December 1990                                                             11226.00                           10854.00
                                                                          11593.00                           11254.00
                                                                          12462.00                           12297.00
                                                                          12094.00                           11937.00
                                                                          12125.00                           12032.00
                                                                          12342.00                           12307.00
                                                                          11618.00                           11549.00
                                                                          12156.00                           12097.00
                                                                          12073.00                           12060.00
                                                                          12208.00                           12379.00
                                                                          12373.00                           12582.00
                                                                          11877.00                           12035.00
December 1991                                                             12663.00                           12914.00
                                                                          12746.00                           12677.00
                                                                          12818.00                           12460.00
                                                                          12363.00                           11876.00
                                                                          12718.00                           12043.00
                                                                          13315.00                           12524.00
                                                                          12948.00                           12106.00
                                                                          12707.00                           12140.00
                                                                          12749.00                           12437.00
                                                                          12456.00                           12326.00
                                                                          12110.00                           11994.00
                                                                          12561.00                           12211.00
December 1992                                                             12571.00                           12312.00
                                                                          12613.00                           12355.00
                                                                          12791.00                           12650.00
                                                                          13567.00                           13386.00
                                                                          14306.00                           14009.00
                                                                          15102.00                           14334.00
                                                                          14975.00                           14216.00
                                                                          15357.00                           14511.00
                                                                          16196.00                           15178.00
                                                                          16281.00                           14900.00
                                                                          16568.00                           15313.00
                                                                          15538.00                           14450.00
December 1993                                                             16706.00                           15159.00
                                                                          17704.00                           16162.00
                                                                          17747.00                           15955.00
                                                                          17205.00                           15270.00
                                                                          17709.00                           15745.00
                                                                          17450.00                           15788.00
                                                                          17644.00                           15747.00
                                                                          18065.00                           16049.00
                                                                          18659.00                           16535.00
                                                                          17979.00                           16103.00
                                                                          18206.00                           16564.00
                                                                          17029.00                           15849.00
December 1994                                                             16996.00                           16005.00
                                                                          16068.00                           15768.00
                                                                          16057.00                           16001.00
                                                                          16694.00                           16775.00
                                                                          17096.00                           17363.00
                                                                          17130.00                           17515.00
                                                                          17073.00                           17513.00
                                                                          18062.00                           18393.00
                                                                          17926.00                           17986.00
                                                                          18108.00                           18514.00
                                                                          17687.00                           18226.00
                                                                          17812.00                           18862.00
December 1995                                                             18301.00                           19417.00
                                                                          18494.00                           19772.00
                                                                          18665.00                           19896.00
                                                                          19108.00                           20231.00
                                                                          19767.00                           20710.00
                                                                          19582.00                           20732.00
                                                                          19570.00                           20840.00
                                                                          18484.00                           20107.00
                                                                          18912.00                           20342.00
                                                                          19085.00                           21143.00
                                                                          18981.00                           21294.00
                                                                          20206.00                           22491.00
December 1996                                                             20610.00                           22135.00
                                                                          20656.00                           22405.00
                                                                          21176.00                           22667.00
                                                                          21003.00                           22222.00
                                                                          21197.00                           22953.00
                                                                          22674.00                           24373.00
                                                                          23792.00                           25593.00
                                                                          24781.00                           26776.00
                                                                          23573.00                           24988.00
                                                                          24845.00                           26350.00
                                                                          23920.00                           24967.00
                                                                          24036.00                           25413.00
December 1997                                                             24896.00                           25726.00
                                                                          25012.00                           26447.00
                                                                          26964.00                           28241.00
                                                                          28442.00                           29438.00
                                                                          28738.00                           29730.00
                                                                          28409.00                           29361.00
                                                                          28025.00                           30062.00
                                                                          27573.00                           30019.00
                                                                          23267.00                           26020.00
                                                                          23925.00                           26485.00
                                                                          26160.00                           28883.00
                                                                          27189.00                           30606.00
Dec-98                                                                    27943.00                           32105.00
                                                                          27683.00                           32811.00
                                                                          26354.00                           31942.00
                                                                          26847.00                           33277.00
                                                                          28565.00                           34595.00
                                                                          28134.00                           33335.00
                                                                          28981.00                           34896.00
                                                                          29274.00                           34794.00
                                                                          29010.00                           34739.00
                                                                          27809.00                           34405.00
                                                                          27995.00                           36198.00
                                                                          28396.00                           37222.00
Dec-99                                                                    23113.00                           30949.00

                               PERFORMANCE TABLE

                                        Average Annual Total Return          Cumulative Total Return
                                  ----------------------------------------------------
Periods Ending December 31, 1999  1 Year   5 Year   10 Year   Oct. 1, 1996    5 Year         10 Year
MSCI World Index*                 25.34%   20.25%   11.96%       21.90%       151.42%        209.49%
Global Equity Trust                3.66%   11.25%    8.74%       13.70%        70.43%        131.13%

++ Current subadviser assignment became effective October 1, 1996.
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Global Equity Trust returned 3.66%, underperforming the 25.34% return of the MSCI World Index.

ENVIRONMENT: The Trust's lack of exposure to the largest U.S. index stocks, which were dominated by technology, had a negative impact on returns. The Trust also struggled against stock specific weakness in U.S. consumer defensive stocks, which were overweighted in the portfolio. Megacaps (companies with capitalizations exceeding $100 billion) continued to be responsible for the majority of the MSCI World Index returns. Only twenty stocks accounted for 52% of the World Index's return in 1999. The Trust was wary of the megacap premium, which was at an all-time high. Contrary to market sentiment, the Trust has underweighted the very largest 30 stocks in the World Index. The Trust has a 3% weighting in large stocks, while the Index has a 30% weighting. The biggest risk in the global equity market has been the technology and telecommunications bubble that gathered momentum in December. The Trust has stayed clear of this bubble. The technology sector trades at 50 times cash flow, while the MSCI World Index trades at 16 times cash flow. The Trust trades at 9 times cash flow.

OUTLOOK: The Trust should perform defensively if market volatility increases. Likewise, the Trust's overweighting in Europe and underweighting in the United States should bear fruit in 2000, given the improving fundamentals of the European economy and more attractive relative valuation. The euro looks set to strengthen in 2000.

                                  GROWTH TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing
  POLICIES:              primarily in equity securities of large capitalization
                         growth companies with market capitalizations of
                         approximately $1 billion or greater.
SUBADVISER:              State Street Global Advisors
PORTFOLIO MANAGERS:      Richard B. Weed, Jennifer W. Bardsley, Peter Stonberg and
                         David A. Hanna
INCEPTION DATE:          July 15, 1996++

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [GROWTH TRUST PERFORMANCE GRAPH]

                                                                        GROWTH TRUST                RUSSELL 1000 GROWTH INDEX
                                                                        ------------                -------------------------
June 1996                                                                 10000.00                           10000.00
                                                                           9936.00                            9414.00
                                                                          10304.00                            9657.00
September 1996                                                            10808.00                           10360.00
                                                                          10768.00                           10422.00
                                                                          11400.00                           11205.00
December 1996                                                             11053.00                           10985.00
                                                                          11697.00                           11755.00
                                                                          11432.00                           11675.00
March 1997                                                                11077.00                           11044.00
                                                                          11593.00                           11777.00
                                                                          12293.00                           12627.00
June 1997                                                                 12937.00                           13132.00
                                                                          14056.00                           14293.00
                                                                          13412.00                           13457.00
September 1997                                                            14081.00                           14119.00
                                                                          13485.00                           13597.00
                                                                          13598.00                           14175.00
December 1997                                                             13855.00                           14333.00
                                                                          14016.00                           14762.00
                                                                          14894.00                           15872.00
March 1998                                                                15658.00                           16505.00
                                                                          15892.00                           16733.00
                                                                          15657.00                           16258.00
June 1998                                                                 16503.00                           17253.00
                                                                          16269.00                           17139.00
                                                                          13621.00                           14566.00
September 1998                                                            14442.00                           15685.00
                                                                          15330.00                           16946.00
                                                                          16009.00                           18236.00
December 1998                                                             17173.00                           19881.00
                                                                          18320.00                           21048.00
                                                                          17860.00                           20086.00
March 1999                                                                18823.00                           21144.00
                                                                          18697.00                           21172.00
                                                                          18416.00                           20522.00
June 1999                                                                 19713.00                           21958.00
                                                                          19204.00                           21260.00
                                                                          19485.00                           21607.00
September 1999                                                            19064.00                           21153.00
                                                                          20343.00                           22750.00
                                                                          21342.00                           23976.00
December 1999                                                             23563.00                           26477.00

                               PERFORMANCE TABLE

                                   Average Annual Total Return      Cumulative Total Return
                                                      Since        Since              Since++
Periods Ending December 31, 1999   1 Year           Inception    Inception          May 1, 1999
Russell 1000 Growth Index*         33.16%             32.07%      164.77%              25.04%
Growth Trust                       37.20%             28.08%      135.63%              25.61%

++ Current subadviser assignment became effective May 1, 1999.
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Growth Trust returned 37.20%, outperforming the 33.16% return of the Russell 1000 Growth Index. State Street Global Advisors
(SSgA) assumed management of the Trust, formerly managed by Founders Asset Management LLC, on May 1, 1999. As a result, performance for 1999 is attributable to both asset management firms. Under SSgA's management, the Growth Trust returned 25.61% since May 1, 1999, outperforming the 25.04% return of the Russell 1000 Growth Index for the same period.

ENVIRONMENT: During 1999, growth stocks were strongly favored over value stocks. Stock selection was responsible for the Trust's performance. Selection within the technology and consumer staples sectors was very good. Selection was particularly strong in the computer hardware, Internet and household products industries. For most of the year, the valuation components of the Trust's stock evaluation process exhibited poor ranking ability and hurt the Trust's stock selection. This was countered, however, by the good predictive power of the Trust's estimate revision and price models.

OUTLOOK: The Trust's investment philosophy focuses on evaluating securities from multiple perspectives. It emphasizes relative valuations and earnings estimate revisions. It also assesses a stock's price to identify opportune times to trade a security in light of price trends. The Trust will continue to use this investment approach. By maintaining this investment approach, the Trust is expected to outperform the Russell 1000 Growth Index in the future.

                                      xviii

                             LARGE CAP GROWTH TRUST
                  (FORMERLY AGGRESSIVE ASSET ALLOCATION TRUST)

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing
  POLICIES:              primarily in equity securities of companies with large
                         market capitalizations.
SUBADVISER:              Fidelity Management Trust Company
PORTFOLIO MANAGER:       Karen Firestone
INCEPTION DATE:          August 3, 1989++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                LARGE CAP GROWTH      WILSHIRE 5000         MSCI EAFE          CUSTOMIZED         RUSSELL 1000
                                      TRUST               INDEX               INDEX             BENCHMARK         GROWTH INDEX
                                ----------------      -------------         ---------          ----------         ------------
Dec. 1989                            9880.00            10270.00            10448.00            10275.00            10486.00
                                     9210.00             9516.00            10061.00             9809.00             9643.00
                                     9370.00             9667.00             9361.00             9746.00             9712.00
                                     9530.00             9909.00             8388.00             9680.00            10098.00
                                     9313.00             9623.00             8323.00             9530.00             9967.00
                                     9916.00            10502.00             9276.00            10223.00            11003.00
                                     9837.00            10451.00             9196.00            10232.00            11121.00
                                     9686.00            10350.00             9328.00            10263.00            11020.00
                                     8908.00             9376.00             8425.00             9556.00             9963.00
                                     8538.00             8861.00             7253.00             9030.00             9426.00
                                     8455.00             8742.00             8386.00             9257.00             9464.00
                                     8839.00             9338.00             7894.00             9491.00            10102.00
Dec. 1990                            9181.00             9635.00             8025.00             9705.00            10459.00
                                     9525.00            10103.00             8286.00            10031.00            10995.00
                                    10029.00            10889.00             9177.00            10701.00            11868.00
                                    10201.00            11221.00             8628.00            10785.00            12336.00
                                    10319.00            11256.00             8715.00            10874.00            12278.00
                                    10571.00            11707.00             8809.00            11122.00            12825.00
                                    10288.00            11185.00             8164.00            10746.00            12217.00
                                    10592.00            11710.00             8567.00            11142.00            12872.00
                                    10887.00            12033.00             8395.00            11304.00            13302.00
                                    10813.00            11895.00             8871.00            11422.00            13071.00
                                    10981.00            12114.00             8999.00            11608.00            13275.00
                                    10498.00            11651.00             8581.00            11321.00            12936.00
Dec. 1991                           11265.00            12930.00             9027.00            12094.00            14764.00
                                    11107.00            12905.00             8837.00            12042.00            14407.00
                                    11244.00            13082.00             8523.00            12073.00            14428.00
                                    11034.00            12758.00             7963.00            11779.00            14034.00
                                    11326.00            12929.00             8002.00            11887.00            14135.00
                                    11446.00            13008.00             8541.00            12133.00            14240.00
                                    11381.00            12743.00             8139.00            11940.00            13883.00
                                    11835.00            13259.00             7933.00            12168.00            14505.00
                                    11684.00            12978.00             8433.00            12233.00            14328.00
                                    11835.00            13133.00             8269.00            12291.00            14494.00
                                    11803.00            13293.00             7838.00            12196.00            14711.00
                                    12095.00            13844.00             7914.00            12473.00            15351.00
Dec. 1992                           12193.00            14090.00             7957.00            12634.00            15503.00
                                    12290.00            14263.00             7959.00            12771.00            15325.00
                                    12442.00            14322.00             8201.00            12928.00            15083.00
                                    12637.00            14690.00             8919.00            13340.00            15374.00
                                    12498.00            14284.00             9768.00            13443.00            14759.00
                                    12689.00            14732.00             9976.00            13719.00            15275.00
                                    12833.00            14800.00             9823.00            13767.00            15135.00
                                    12822.00            14798.00            10169.00            13889.00            14864.00
                                    13213.00            15369.00            10720.00            14344.00            15473.00
                                    13180.00            15399.00            10481.00            14308.00            15359.00
                                    13348.00            15656.00            10807.00            14542.00            15786.00
                                    13269.00            15402.00             9864.00            14167.00            15682.00
Dec. 1993                           13448.00            15680.00            10579.00            14521.00            15953.00
                                    13884.00            16173.00            11475.00            15041.00            16321.00
                                    13571.00            15810.00            11446.00            14829.00            16024.00
                                    13068.00            15095.00            10955.00            14296.00            15250.00
                                    13200.00            15240.00            11423.00            14456.00            15322.00
                                    13356.00            15389.00            11360.00            14510.00            15553.00
                                    13081.00            14977.00            11523.00            14373.00            15095.00
                                    13451.00            15421.00            11636.00            14660.00            15611.00
                                    13782.00            16103.00            11914.00            15053.00            16480.00
                                    13475.00            15791.00            11541.00            14793.00            16255.00
                                    13654.00            16049.00            11928.00            15014.00            16638.00
                                    13248.00            15461.00            11358.00            14600.00            16106.00
Dec. 1994                           13385.00            15669.00            11432.00            14747.00            16376.00
                                    13320.00            16008.00            10995.00            14852.00            16725.00
                                    13619.00            16646.00            10966.00            15221.00            17426.00
                                    13965.00            17084.00            11653.00            15640.00            17937.00
                                    14304.00            17509.00            12095.00            16014.00            18329.00
                                    14649.00            18106.00            11954.00            16374.00            18969.00
                                    14879.00            18683.00            11747.00            16600.00            19701.00
                                    15415.00            19452.00            12482.00            17151.00            20521.00
                                    15453.00            19641.00            12009.00            17147.00            20543.00
                                    15785.00            20391.00            12246.00            17573.00            21490.00
                                    15619.00            20186.00            11920.00            17449.00            21505.00
                                    16078.00            21041.00            12255.00            17958.00            22342.00
Dec. 1995                           16397.00            21385.00            12752.00            18314.00            22469.00
                                    16691.00            21958.00            12807.00            18612.00            23222.00
                                    16780.00            22342.00            12854.00            18743.00            23647.00
                                    16557.00            22586.00            13130.00            18903.00            23678.00
                                    17027.00            23144.00            13515.00            19230.00            24301.00
                                    17208.00            23777.00            13270.00            19423.00            25149.00
                                    17281.00            23581.00            13348.00            19424.00            25184.00
                                    16778.00            22309.00            12961.00            18839.00            23708.00
                                    16955.00            23023.00            12993.00            19156.00            24320.00
                                    17647.00            24249.00            13341.00            19836.00            26090.00
                                    17909.00            24588.00            13208.00            20016.00            26247.00
                                    18680.00            26217.00            13737.00            20896.00            28218.00
Dec. 1996                           18528.00            25921.00            13563.00            20725.00            27665.00
                                    18914.00            27309.00            13092.00            21138.00            29604.00
                                    18955.00            27296.00            13309.00            21244.00            29403.00
                                    18501.00            26089.00            13360.00            20766.00            27812.00
                                    19024.00            27227.00            13435.00            21296.00            29659.00
                                    20053.00            29156.00            14312.00            22366.00            31800.00
                                    20745.00            30495.00            15105.00            23176.00            33072.00
                                    21597.00            32840.00            15352.00            24251.00            35996.00
                                    21037.00            31605.00            14209.00            23434.00            33890.00
                                    22189.00            33470.00            15008.00            24449.00            35557.00
                                    21487.00            32355.00            13858.00            23761.00            34242.00
                                    21959.00            33415.00            13719.00            24126.00            35697.00
Dec. 1997                           22066.00            34032.00            13842.00            24445.00            36097.00
                                    22358.00            34217.00            14479.00            24821.00            37176.00
                                    23710.00            36708.00            15411.00            26013.00            39972.00
                                    24724.00            38545.00            15889.00            26837.00            41567.00
                                    24976.00            39003.00            16018.00            27073.00            42140.00
                                    24597.00            37965.00            15944.00            26769.00            40944.00
                                    25131.00            39296.00            16069.00            27313.00            43449.00
                                    24994.00            38435.00            16235.00            27119.00            43163.00
                                    21566.00            32450.00            14227.00            24418.00            36684.00
                                    22617.00            34569.00            13795.00            25131.00            39501.00
                                    23822.00            37141.00            15237.00            26494.00            42677.00
                                    25063.00            39480.00            16021.00            27694.00            45925.00
Dec. 1998                           26286.00            42006.00            16657.00            28775.00            50067.00
                                    26959.00            43552.00            16612.00            29333.00            53006.00
                                    26201.00            41975.00            16220.00            28606.00            50584.00
                                    27166.00            43595.00            16901.00            29432.00            53250.00
                                    27543.00            45684.00            17589.00            30407.00            53319.00
                                    26703.00            44683.00            16687.00            29729.00            51682.00
                                    28041.00            46998.00            17341.00            30686.00            55300.00
                                    27545.00            45489.00            17861.00            30397.00            53541.00
                                    27966.00            45066.00            17931.00            30273.00            54414.00
                                    27259.00            43890.00            18115.00            30015.00            53271.00
                                    28921.00            46681.00            18798.00            31165.00            57293.00
                                    30220.00            48245.00            19456.00            31922.00            60381.00
Dec. 1999                           33332.00            50540.00            20296.00            32750.00            63574.00

                               PERFORMANCE TABLE

                                                                                Cumulative Total Return
                                             Average Annual Total Return                          Since++
     Periods Ending December 31, 1999        1 Year    5 Year    10 Year    5 Year    10 Year   May 1, 1999
Wilshire 5000 Index*                         23.56%    27.07%     17.59%    231.24%   405.40%     13.62%
MSCI EAFE Index                              27.30%    13.15%      7.33%     85.49%   102.96%     20.55%
Customized Benchmark+                        16.95%    17.94%     12.60%    128.20%   227.50%     10.67%
Russell 1000 Growth Index**                  33.16%    32.41%     20.32%    307.08%   535.74%     25.04%
Large Cap Growth Trust                       25.28%    19.78%     12.79%    146.58%   233.32%     18.58%

 + Customized Benchmark is comprised of 47.5% of the return of the Wilshire 5000
   Index, 20% of the MSCI EAFE Index, 15% of the Lehman Brothers Aggregate Bond Index, 10% of the 90 Day T-Bill, and 7.5% of the Merrill Lynch High Yield Index.
** The Russell 1000 Growth Index was added to more accurately reflect the current investment objective of the Large Cap Growth Trust, which changed on May 1, 1999.
 ++ Current subadviser assignment became effective December 13, 1991.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Large Cap Growth Trust returned 25.28%, underperforming the 33.16% return of the Russell 1000 Growth Index.

ENVIRONMENT: Several themes played out in the stock market during the year. Two of the most prominent were the late-year reversal of small cap stocks and the overall dominance of growth stocks relative to value stocks. However, it was the market's ongoing enthusiasm for technological innovation that drove returns. The Dow Jones Industrial Average and the S&P 500 Index finished the year at record levels, capping an unprecedented five-year run of double-digit returns. Large cap stocks consistently beat the broader market in 1999. However, the performance gap between the S&P 500 Index and the mid and small cap markets narrowed considerably in the fourth quarter. Important reversals occurred in the second and fourth quarters as mid and small cap stock returns either matched or exceeded large cap returns. More important, style proved to be a dominant characteristic during the year. Growth and value stocks diverged significantly in all capitalization ranges. The Trust's returns were driven by strong stock selection in the health and service sectors. Its underweighting relative to its benchmark in the technology sector was the primary contributor to the Trust's underperformance.

OUTLOOK: Corporate profits are robust and the economy is showing surprisingly strong growth. However, inflation remains benign. The Federal Reserve Board will likely tighten interest rates in February. While higher rates may have an adverse impact on high P/E stocks, there is reason for optimism about the prospects for equities as long as earnings continue to grow.

                           QUANTITATIVE EQUITY TRUST

INVESTMENT OBJECTIVE     To achieve intermediate and long-term growth through capital
  & POLICIES:            appreciation and current income by investing the portfolio's assets in common stocks and other equity securities of well established companies with promising prospects for providing an above-average rate of return.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Mark Schmeer and Rhonda Chang
INCEPTION DATE:          April 30, 1987

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

                                                                 QUANTITATIVE EQUITY TRUST                S&P 500 INDEX
                                                                 -------------------------                -------------
December 1989                                                             12203.00                           13440.00
                                                                          11352.00                           12538.00
                                                                          11576.00                           12700.00
                                                                          11820.00                           13034.00
                                                                          11592.00                           12712.00
                                                                          12532.00                           13951.00
                                                                          12558.00                           13854.00
                                                                          12578.00                           13809.00
                                                                          11650.00                           12562.00
                                                                          11125.00                           11944.00
                                                                          10979.00                           11900.00
                                                                          11482.00                           12666.00
December 1990                                                             11707.00                           13013.00
                                                                          12333.00                           13589.00
                                                                          13047.00                           14562.00
                                                                          13207.00                           14908.00
                                                                          13172.00                           14950.00
                                                                          13927.00                           15590.00
                                                                          13102.00                           14877.00
                                                                          14004.00                           15574.00
                                                                          14391.00                           15940.00
                                                                          14074.00                           15678.00
                                                                          14361.00                           15888.00
                                                                          13567.00                           15246.00
December 1991                                                             15240.00                           16989.00
                                                                          15364.00                           16673.00
                                                                          15498.00                           16886.00
                                                                          14748.00                           16555.00
                                                                          14623.00                           17037.00
                                                                          14950.00                           17129.00
                                                                          14528.00                           16881.00
                                                                          15189.00                           17561.00
                                                                          14701.00                           17206.00
                                                                          15080.00                           17404.00
                                                                          15364.00                           17467.00
                                                                          16107.00                           18056.00
December 1992                                                             16165.00                           18292.00
                                                                          16578.00                           18426.00
                                                                          16737.00                           18674.00
                                                                          16997.00                           19076.00
                                                                          16827.00                           18609.00
                                                                          17355.00                           19111.00
                                                                          17364.00                           19174.00
                                                                          17426.00                           19084.00
                                                                          18084.00                           19811.00
                                                                          18031.00                           19664.00
                                                                          18235.00                           20064.00
                                                                          18100.00                           19875.00
December 1993                                                             18332.00                           20119.00
                                                                          19084.00                           20793.00
                                                                          18539.00                           20232.00
                                                                          17424.00                           19352.00
                                                                          17644.00                           19604.00
                                                                          17699.00                           19923.00
                                                                          17123.00                           19431.00
                                                                          17841.00                           20074.00
                                                                          18560.00                           20891.00
                                                                          18237.00                           20388.00
                                                                          18392.00                           20855.00
                                                                          17588.00                           20089.00
December 1994                                                             17560.00                           20382.00
                                                                          17662.00                           20912.00
                                                                          18271.00                           21724.00
                                                                          18625.00                           22367.00
                                                                          18639.00                           23018.00
                                                                          19083.00                           23927.00
                                                                          19603.00                           24489.00
                                                                          20289.00                           25305.00
                                                                          20294.00                           25373.00
                                                                          21309.00                           26436.00
                                                                          21190.00                           26344.00
                                                                          22190.00                           27503.00
December 1995                                                             22693.00                           28012.00
                                                                          23257.00                           28975.00
                                                                          23645.00                           29253.00
                                                                          23674.00                           29534.00
                                                                          24157.00                           29968.00
                                                                          24680.00                           30741.00
                                                                          24612.00                           30868.00
                                                                          23275.00                           29494.00
                                                                          24059.00                           30119.00
                                                                          25311.00                           31812.00
                                                                          26104.00                           32684.00
                                                                          27483.00                           35164.00
December 1996                                                             26762.00                           34475.00
                                                                          28291.00                           36616.00
                                                                          28446.00                           36912.00
                                                                          27334.00                           35377.00
                                                                          28677.00                           37489.00
                                                                          30299.00                           39791.00
                                                                          31611.00                           41565.00
                                                                          34437.00                           44866.00
                                                                          33032.00                           42371.00
                                                                          34901.00                           44693.00
                                                                          33295.00                           43200.00
                                                                          34067.00                           45201.00
December 1997                                                             34746.00                           45978.00
                                                                          34731.00                           46488.00
                                                                          37263.00                           49840.00
                                                                          39163.00                           52392.00
                                                                          39428.00                           52921.00
                                                                          38470.00                           52011.00
                                                                          39845.00                           54123.00
                                                                          38940.00                           53549.00
                                                                          33161.00                           45806.00
                                                                          35180.00                           48742.00
                                                                          37931.00                           52705.00
                                                                          40228.00                           55898.00
December 1998                                                             43901.00                           59118.00
                                                                          46061.00                           61589.00
                                                                          44564.00                           59674.00
                                                                          46810.00                           62061.00
                                                                          47189.00                           64463.00
                                                                          45929.00                           62941.00
                                                                          48749.00                           66435.00
                                                                          47813.00                           64362.00
                                                                          47163.00                           64040.00
                                                                          45941.00                           62285.00
                                                                          48574.00                           66228.00
                                                                          49715.00                           67572.00
December 1999                                                             43997.00                           53244.00

                               PERFORMANCE TABLE

                                   Average Annual Total Return    Cumulative Total Return
Periods Ending December 31, 1999  1 Year    5 Year     10 Year     5 Year         10 Year
S&P 500 Index*                    21.04%    28.55%     18.20%      251.08%        432.44%
Quantitative Equity Trust         22.30%    25.05%     15.97%      205.75%        339.97%

* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Quantitative Equity Trust returned 22.30%, outperforming the 21.04% return of the S&P 500 Index.

ENVIRONMENT: The stock market's advance in 1999 was fueled by optimism, as corporate America continued to demonstrate strong profit growth. The economy was strong with GDP growth of about 3.9%. The performance of stocks was narrow, with growth stocks exhibiting exceptional returns. Technology stocks had a spectacular run. They rose more than 60% for the year. Consumer nondurables, health care, transportation and financials had negative returns for the year. A growth emphasis and technology overweighting contributed to the Trust's strong returns. Technology continues to produce strong growth. Telecommunications equipment, data management and semiconductor stocks are driving performance in the technology sector, and the Trust benefits by remaining overweighted in these areas. The Trust is also overweighted in health care stocks. The Trust remains modestly overweighted in the technology and merchandising sectors. Stocks within these sectors continue to produce above-average earnings momentum and earnings growth.

OUTLOOK: Because performance of the S&P 500 Index has been strong and valuations are high, the market may experience some profit taking in the near term. However, over the next year, the market is likely to generate healthy returns. GDP growth is estimated to be 3.7% in 2000, and inflation should remain around 2%. The favorable economic environment and expected profit growth of at least 10% in 2000 are positive for stocks. The stocks in the Trust continue to deliver strong earnings growth and momentum and have valuations near the benchmark averages. With these characteristics, the Trust is well positioned for outstanding long-term performance.

                             BLUE CHIP GROWTH TRUST

INVESTMENT OBJECTIVE &   To provide long-term growth of capital by investing at least
  POLICIES:              65% of the portfolio's total assets in the common stocks of large and medium blue chip companies as defined by the
                         subadviser. These are firms that the subadviser believes are well established in their industries and have the potential for above-average earnings growth. Current income is a
                         secondary objective.
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGER:       Larry J. Puglia
INCEPTION DATE:          December 11, 1992++

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

                                                                   BLUE CHIP GROWTH TRUST                 S&P 500 INDEX
                                                                   ----------------------                 -------------
                                                                          10000.00                           10000.00
December 1992                                                              9930.00                           10064.00
                                                                           9930.00                           10137.00
                                                                           9530.00                           10274.00
                                                                           9590.00                           10495.00
                                                                           8832.00                           10238.00
                                                                           9112.00                           10515.00
                                                                           9052.00                           10549.00
                                                                           8782.00                           10500.00
                                                                           9102.00                           10900.00
                                                                           9102.00                           10819.00
                                                                           9332.00                           11039.00
                                                                           9393.00                           10935.00
December 1993                                                              9553.00                           11069.00
                                                                           9663.00                           11440.00
                                                                           9473.00                           11131.00
                                                                           8962.00                           10647.00
                                                                           9114.00                           10786.00
                                                                           9064.00                           10961.00
                                                                           8702.00                           10691.00
                                                                           8933.00                           11044.00
                                                                           9476.00                           11494.00
                                                                           9275.00                           11217.00
                                                                           9365.00                           11474.00
                                                                           9164.00                           11053.00
December 1994                                                              9094.00                           11214.00
                                                                           9305.00                           11506.00
                                                                           9506.00                           11952.00
                                                                           9787.00                           12306.00
                                                                           9922.00                           12664.00
                                                                          10235.00                           13164.00
                                                                          10659.00                           13474.00
                                                                          11103.00                           13922.00
                                                                          11093.00                           13960.00
                                                                          11416.00                           14545.00
                                                                          11244.00                           14494.00
                                                                          11577.00                           15132.00
December 1995                                                             11507.00                           15411.00
                                                                          11890.00                           15942.00
                                                                          12173.00                           16095.00
                                                                          12264.00                           16249.00
                                                                          12756.00                           16488.00
                                                                          13252.00                           16913.00
                                                                          13120.00                           16983.00
                                                                          12260.00                           16227.00
                                                                          12725.00                           16571.00
                                                                          13728.00                           17502.00
                                                                          13677.00                           17982.00
                                                                          14689.00                           19347.00
December 1996                                                             14487.00                           18968.00
                                                                          15094.00                           20145.00
                                                                          15115.00                           20309.00
                                                                          14426.00                           19464.00
                                                                          15067.00                           20626.00
                                                                          15937.00                           21892.00
                                                                          16599.00                           22869.00
                                                                          17850.00                           24684.00
                                                                          17040.00                           23312.00
                                                                          17862.00                           24589.00
                                                                          17445.00                           23768.00
                                                                          17984.00                           24869.00
December 1997                                                             18389.00                           25296.00
                                                                          18597.00                           25577.00
                                                                          20007.00                           27421.00
                                                                          20914.00                           28825.00
                                                                          21131.00                           29116.00
                                                                          20606.00                           28615.00
                                                                          21543.00                           29777.00
                                                                          21306.00                           29462.00
                                                                          17871.00                           25201.00
                                                                          18933.00                           26817.00
                                                                          20569.00                           28997.00
                                                                          21830.00                           30754.00
December 1998                                                             23629.00                           32526.00

                               PERFORMANCE TABLE

                                                                  Average Annual Total Return          Cumulative Total Return
                                                                             Since        Since++                     Since
            Periods Ending December 31, 1999               1 Year  5 Year  Inception    Oct. 1, 1996    5 Year      Inception
S&P 500 Index*                                             21.04%  28.55%    21.46%        28.33%      251.08%       296.32%
Blue Chip Growth Trust                                     19.43%  25.42%    15.84%        25.00%      210.31%       182.20%

++ Current subadviser assignment became effective October 1, 1996.
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Blue Chip Growth Trust returned 19.43%, underperforming the 21.04% return of the S&P 500 Index.

ENVIRONMENT: During the year, U.S. corporations benefited from strong GDP growth, low inflation and improvement in international economies. Markets rallied around a belief that technology, telecommunications and the Internet would enhance growth while limiting inflation. These developments added fuel to the bull market in U.S. equities, but the threat of inflation and three Federal Reserve Board interest rate hikes caused occasional volatility. The Trust's performance was muted somewhat because it held relatively few cyclical, technology and foreign stocks. The pharmaceutical and financial stocks in the Trust posted more moderate performance. Although the Trust had less technology exposure than the average growth fund, several technology holdings performed well. Telecommunication, entertainment and media stocks were valuable contributors to performance. On the other hand, several financial stocks weakened on rising interest rates. A number of holdings in supermarket chains and drugstores struggled against Internet competition.

OUTLOOK: On balance, inflation and interest rates should rise at a manageable pace and corporate earnings among blue chip stocks should remain strong. Even so, almost all stocks are expensive by most conventional measures, and more market volatility seems certain. Therefore, careful stock selection with a focus on valuation and sustainable growth should become increasingly important.

                          REAL ESTATE SECURITIES TRUST

INVESTMENT OBJECTIVE     To achieve a combination of long-term capital appreciation
  & POLICIES:            and current income by investing in real estate-related
                         equity and debt securities. The portfolio will invest
                         principally in real estate investment trusts (REITs) and
                         equity and fixed income securities issued by companies that invest in real estate or related interests.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Robert Lutzko and Steven Brett Hryb
INCEPTION DATE:          April 30, 1987

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                                REAL ESTATE SECURITIES TRUST               NAREIT INDEX
                                                                ----------------------------               ------------
December 1989                                                              11176                               9520
                                                                           10923                               8930
December 1990                                                              10670                               7868
                                                                           12862                               9864
December 1991                                                              15054                              10676
                                                                           16657                              11018
December 1992                                                              18260                              11976
                                                                           20325                              13865
December 1993                                                              22389                              14197
                                                                           22079                              14724
December 1994                                                              21770                              14311
                                                                           23418                              15424
December 1995                                                              25066                              16931
                                                                           26577                              18139
December 1996                                                              33761                              22984
                                                                           35514                              24357
December 1997                                                              39975                              27322
                                                                           38104                              25915
December 1998                                                              33402                              22180
                                                                           34187                              23274
December 1999                                                              27497                              21789

                               PERFORMANCE TABLE

                                  Average Annual Total Return    Cumulative Total Return
Periods Ending December 31, 1999  1 Year    5 Year    10 Year     5 Year         10 Year
Morgan Stanley REIT Index+++*     -4.55%     7.61%        N/A     44.30%             N/A
NAREIT Index                      -6.48%     7.71%      8.10%     44.94%         117.89%
Real Estate Securities Trust      -8.00%     7.14%     10.64%     41.16%         174.97%
+ The Morgan Stanley REIT Index commenced on December 30, 1994, therefore the 10 year return period is not applicable for this index.
++ The cumulative since inception return for the Morgan Stanley REIT Index is for the period of December 30, 1994 to December 31, 1999.
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Real Estate Securities Trust returned -8.00%, underperforming the -4.55% return of the Morgan Stanley REIT Index.

ENVIRONMENT: Real estate and related securities had a difficult year. REITs have now posted two consecutive years of negative performance. With an S&P 500 Index return of 21.04% and a NASDAQ gain of more than 85%, investor focus was on growth. Value stocks, including REITs, took a back seat. Many REITs traded at significant discounts to their net asset value. Many companies, in an attempt to take advantage of these prices, bought back what they considered to be very inexpensive stock only to see further weakness. The poor valuations substantially stifled any merger activity within the sector, particularly in the latter half of the year. The Trust's performance was held back in the first half of the year by small and mid cap REITs that underperformed large cap REITs. The Trust's performance was also dampened by exposure to poorly performing real estate financial securities.

OUTLOOK: Fundamentals remain intact. Growth in Funds From Operations (FFO) and secure dividends should renew investor interest in this overlooked group. Portfolio diversification through the addition of real estate lending securities should also improve the Trust's characteristics in 2000.

                                  VALUE TRUST

INVESTMENT OBJECTIVE:    To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk by investing the portfolio's assets primarily in common and
                         preferred stocks, convertible securities, rights and
                         warrants to purchase common stocks, ADRs and other equity
                         securities of companies with equity capitalizations usually greater than $300 million. The subadviser seeks equity
                         securities it believes to be undervalued relative to the
                         stock market in general, as measured by the S&P 500 Index, based on value measures such as price/earnings and
                         price/book ratios, as well as fundamental research.
SUBADVISER:              Miller Anderson & Sherrerd, LLP
PORTFOLIO MANAGERS:      Robert J. Marcin, Richard M. Behler and Nicholas J. Kovich
INCEPTION DATE:          January 1, 1997

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

                                                       VALUE TRUST                S&P 500 INDEX           RUSSELL MIDCAP VALUE
                                                       -----------                -------------           --------------------
'Dec-96'                                                10000.00                    10000.00                    10000.00
'Jan-97'                                                10328.00                    10625.00                    10314.00
'Feb-97'                                                10464.00                    10708.00                    10489.00
'Mar-97'                                                10144.00                    10268.00                    10170.00
'Apr-97'                                                10536.00                    10881.00                    10427.00
'May-97'                                                11168.00                    11543.00                    11041.00
'Jun-97'                                                11576.00                    12061.00                    11451.00
'Jul-97'                                                12232.00                    13021.00                    12302.00
'Aug-97'                                                12120.00                    12291.00                    12158.00
'Sept-97'                                               12480.00                    12965.00                    12912.00
'Oct-97'                                                11904.00                    12532.00                    12519.00
'Nov-97'                                                12120.00                    13112.00                    12942.00
'Dec-97'                                                12214.00                    13338.00                    13437.00
'Jan-98'                                                11991.00                    13486.00                    13176.00
'Feb-98'                                                12882.00                    14459.00                    14056.00
'Mar-98'                                                13328.00                    15199.00                    14780.00
'Apr-98'                                                13353.00                    15352.00                    14697.00
'May-98'                                                13155.00                    15088.00                    14354.00
'Jun-98'                                                12858.00                    15701.00                    14400.00
'Jul-98'                                                12330.00                    15534.00                    13670.00
'Aug-98'                                                10563.00                    13288.00                    11748.00
'Sept-98'                                               10613.00                    14139.00                    12433.00
'Oct-98'                                                11537.00                    15289.00                    13238.00
'Nov-98'                                                12065.00                    16216.00                    13703.00
'Dec-98'                                                12003.00                    17150.00                    14120.00

                               PERFORMANCE TABLE

                                                              Average Annual Total Return      Cumulative Total Return
                                                              --------------------------------------------------------
                                                                                 Since                  Since
              Periods Ending December 31, 1999                 1 Year          Inception              Inception
Russell Mid Cap Value Index*                                  -0.11 %          12.15  %            41.04     %
Value Trust                                                   -2.79 %           5.28  %            16.69     %
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the
  Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Value Trust returned -2.79%, underperforming the -0.11% return of the Russell Mid Cap Value Index.

ENVIRONMENT: In 1999, style bias was the most important portfolio characteristic in determining performance. Therefore, while growth investors celebrated another year of exceptional returns, value investors remained mired in mediocrity. While value investing struggled, low
P/E investing suffered even more. With equal weighted returns of -6.20%, the Trust's low P/E universe continued to account for the poorest segment of stock market performance. On the bright side, the Trust significantly outperformed its low P/E universe, indicating that stock selection added value. The portfolio's meager position in technology stocks had the most significant impact on relative performance in 1999. The extremely high valuations for most technology companies generally preclude ownership in the Trust's low P/E portfolio.

OUTLOOK: The best opportunities on a valuation-to-growth basis are in the industrial franchise, financial service, health care and consumer durable sectors. The Trust's existing portfolio generates 70% to 75% of the benchmark's growth and provides profitability at 30% to 40% of its valuations. These valuation spreads have widened more and persisted longer than most investors would have forecast. Eventually, valuation spreads should recalibrate to more historical levels and, once again, valuations will matter. Such a situation should result in very good relative performance by low P/E value stocks, which should benefit the Trust.

                                      xxiii

                               EQUITY INDEX TRUST

INVESTMENT OBJECTIVE &   To approximate the aggregate total return of publicly traded
  POLICIES:              common stocks included in the Standard & Poor's 500
                         Composite Stock Price Index (the S&P 500 Index). The
                         portfolio is designed to provide an economical and
                         convenient means of maintaining a widely diversified
                         investment in the United States equity market as part of an overall investment strategy. The portfolio is not actively managed; rather, the subadviser tries to match the S&P 500
                         Index's performance by investing the portfolio's assets in common stocks included in the S&P 500 Index in their
                         approximate respective market value weightings.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Robert Lutzko and Steven Brett Hryb
INCEPTION DATE:          February 14, 1996

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

                               EQUITY INDEX TRUST     S&P 500 INDEX
                               ------------------     -------------
January 1996                        10000.00            10000.00
                                     9740.00             9759.00
March 1996                           9895.00             9853.00
                                    10038.00             9998.00
                                    10283.00            10255.00
June 1996                           10369.00            10298.00
                                     9888.00             9839.00
                                    10069.00            10048.00
September 1996                      10633.00            10613.00
                                    10951.00            10903.00
                                    11749.00            11731.00
December 1996                       11486.00            11501.00
                                    12206.00            12215.00
                                    12303.00            12314.00
March 1997                          11733.00            11802.00
                                    12475.00            12506.00
                                    13281.00            13274.00
June 1997                           13807.00            13866.00
                                    14946.00            14967.00
                                    14130.00            14135.00
September 1997                      14871.00            14910.00
                                    14441.00            14412.00
                                    15054.00            15079.00
December 1997                       15337.00            15338.00
                                    15533.00            15509.00
                                    16627.00            16627.00
March 1998                          17475.00            17478.00
                                    17656.00            17655.00
                                    17343.00            17351.00
June 1998                           18032.00            18055.00
                                    17831.00            17864.00
                                    15264.00            15281.00
September 1998                      16266.00            16260.00
                                    17581.00            17582.00
                                    18645.00            18648.00
December 1998                       19718.00            19722.00

                               PERFORMANCE TABLE

                                                              Average Annual Total Return          Cumulative Total Return
                                                                                 Since                      Since
              Periods Ending December 31, 1999                1 Year           Inception                  Inception
S&P 500 Index*                                                21.04%             25.96%                    146.97%
Equity Index Trust                                            20.58%             25.01%                    137.76%
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Equity Index Trust returned 20.58%, underperforming the 21.04% return of the S&P 500 Index.

ENVIRONMENT: The S&P 500 Index ended the year in record territory. Traditional measures of inflation -- such as the Producer Price Index, Consumer Price Index and hourly wage data -- rose slightly during the year but remained under control. Economic growth during the year remained strong, with GDP growth of about 3.9%. Record index returns masked the narrow breadth of the market during the year. The focus throughout the year was on growth stocks, particularly in the technology sector. A rich IPO calendar, replete with Internet and infrastructure names contributed to the performance of the technology sector. Traditional value stocks generally underperformed during the year. Despite the relatively stable economic picture, interest rate worries triggered by Federal Reserve Board action contributed to market volatility and weighed heavily on the interest rate sensitive sectors. Sectors that outperformed the market included technology, merchandisers, consumer services and capital goods. Underperforming sectors included durables, financials, health care, utilities and energy.

OUTLOOK: In order to match the performance of the S&P 500 Index, the Trust will continue to purchase securities represented in the Index in relative weights to the index.

                             GROWTH & INCOME TRUST

INVESTMENT OBJECTIVE &   To provide long-term growth of capital and income consistent
  POLICIES:              with prudent investment risk by investing the portfolio's
                         assets primarily in common stocks of US issuers the
                         subadviser believes are of high quality. The portfolio may also invest in securities convertible into or that carry the right to buy common stocks. The Trust may also invest up to
                         20% of its assets in foreign securities.
SUBADVISER:              Wellington Management Company, LLP
PORTFOLIO MANAGER:       Matthew E. Megargel
INCEPTION DATE:          April 23, 1991

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [GROWTH & INCOME TRUST PERFORMANCE GRAPH]

                                                                   GROWTH & INCOME TRUST                  S&P 500 INDEX
                                                                   ---------------------                  -------------
March 1991                                                                 10000                              10000
                                                                            9940
                                                                           10270                              10428
                                                                            9950                               9951
                                                                           10330                              10417
                                                                           10570                              10662
                                                                           10380                              10487
                                                                           10530                              10628
                                                                           10040                              10198
December 1991                                                              11080                              11364
                                                                           10810                              11153
                                                                           10980                              11295
                                                                           10740                              11074
                                                                           10921                              11396
                                                                           10982                              11458
                                                                           10921                              11292
                                                                           11376                              11747
                                                                           11305                              11509
                                                                           11588                              11642
                                                                           11668                              11684
                                                                           11981                              12077
December 1992                                                              12213                              12236
                                                                           12375                              12325
                                                                           12435                              12491
                                                                           12829                              12760
                                                                           12567                              12447
                                                                           12814                              12783
                                                                           12844                              12826
                                                                           12793                              12765
                                                                           13204                              13252
                                                                           13162                              13154
                                                                           13388                              13421
                                                                           13121                              13294
December 1993                                                              13388                              13458
                                                                           13850                              13909
                                                                           13706                              13533
                                                                           13193                              12945
                                                                           13337                              13113
                                                                           13569                              13327
                                                                           13252                              12997
                                                                           13812                              13428
                                                                           14224                              13974
                                                                           13960                              13637
                                                                           14171                              13950
                                                                           13527                              13438
December 1994                                                              13770                              13634
                                                                           13780                              13988
                                                                           14340                              14531
                                                                           14678                              14961
                                                                           15150                              15397
                                                                           15639                              16005
                                                                           15965                              16381
                                                                           16421                              16926
                                                                           16562                              16972
                                                                           17073                              17683
                                                                           16812                              17621
                                                                           17497                              18397
December 1995                                                              17790                              18737
                                                                           18214                              19381
                                                                           18258                              19568
                                                                           18573                              19755
                                                                           18853                              20046
                                                                           19305                              20563
                                                                           19327                              20647
                                                                           18628                              19728
                                                                           19034                              20147
                                                                           20139                              21279
                                                                           20691                              21862
                                                                           22259                              23521
December 1996                                                              21853                              23060
                                                                           23037                              24492
                                                                           23296                              24691
                                                                           22394                              23664
                                                                           23669                              25076
                                                                           25042                              26616
                                                                           26476                              27803
                                                                           28529                              30011
                                                                           26998                              28342
                                                                           28407                              29895
                                                                           27423                              28897
                                                                           28669                              30235
December 1997                                                              29027                              30755
                                                                           29355                              31096
                                                                           31360                              33338
                                                                           32939                              35045
                                                                           33393                              35399
                                                                           32540                              34790
                                                                           33819                              36203
                                                                           33664                              35819
                                                                           28781                              30639
                                                                           30564                              32603
                                                                           33264                              35254
                                                                           35098                              37390
December 1998                                                              36726                              39544
                                                                           37890                              41197
                                                                           37076                              39916
                                                                           38703                              41512
                                                                           40344                              43119
                                                                           39287                              42101
                                                                           41413                              44438
                                                                           40315                              43052
                                                                           40114                              42836
                                                                           38938                              41663
                                                                           41169                              44300
                                                                           41585                              45199
December 1999                                                              43657                              47866

                               PERFORMANCE TABLE

                                                               Average Annual Total Return             Cumulative Total Return
                                                                                       Since                            Since
            Periods Ending December 31, 1999                  1 Year       5 Year    Inception          5 Year        Inception
S&P 500 Index*                                                21.04%       28.55%      19.80%          251.08%         378.66%
Growth & Income Trust                                         18.87%       25.96%      18.47%          217.05%         336.57%

* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Growth & Income Trust returned 18.87%, underperforming the 21.04% return of the S&P 500 Index.

ENVIRONMENT: 1999 was an extraordinary period. The S&P 500 Index rose more than 21%, the Dow Jones Industrial Average gained more than 25% and the NASDAQ Composite Index was up over 85%. Technology stocks drove the markets and valuations to new highs. Internet-related stocks offered astounding triple-digit returns, dwarfing even traditional technology leaders. The narrow momentum of the market was exemplified by the fact that the S&P 500 Index, excluding technology, rose 3.1% for the year. Electric utilities, transportation and many consumer brand companies were down for the period. The Trust's strength came from within the growth universe, as exceptional gains in many U.S. large cap technology stocks set the pace for a strong year. U.S. value stocks paled in comparison to growth stocks. However, technology, media and consumer discretionary stocks led the performance of the S&P 500 Index and of the Trust.

OUTLOOK: An accelerating world economy remains central to the Trust's outlook for 2000, because the Trust emphasizes stocks that benefit from a synchronized global recovery. For example, the Trust has investments in materials, industrial and selected technology sectors. A 3.6% world real GDP rate is expected. This GDP projection is based on a moderate, but still robust, environment in the United States, acceleration across Europe, a frail Japanese economy and improving growth in most developing economies. The impact that the Internet will have on companies is increasingly part of the Trust's investment analysis.

                           U.S. LARGE CAP VALUE TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital and income by
  POLICIES:              investing primarily in equity and equity-related securities of companies with market capitalizations greater than $500 million at the time of purchase.
SUBADVISER:              Capital Guardian Trust Company
PORTFOLIO MANAGERS:      David I. Fisher, Eugene P. Stein, Donnalisa P. Barnum,
                         Michael R. Ericksen, Theodore R. Samuels and Terry
                         Berkemeier
INCEPTION DATE:          May 1, 1999

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [PERFORMANCE GRAPH]

                                                                  RUSSELL 1000 VALUE INDEX           US LARGE CAP VALUE TRUST
                                                                  ------------------------           ------------------------
May 1999                                                                    9890                               9744
June 1999                                                                  10177                              10168
July 1999                                                                   9879                              10040
August 1999                                                                 9512                               9808
September 1999                                                              9179                               9416
October 1999                                                                9708                               9743
November 1999                                                               9632                               9807
December 1999                                                               9679                              10272

                               PERFORMANCE TABLE

                                                                Cumulative Total Return
                                                                -----------------------
                                                                         Since
              Periods Ending December 31, 1999                         Inception
Russell 1000 Value Index*                                               -3.21%
U.S. Large Cap Value Trust                                               2.72%

* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: Since its inception on May 1, 1999, the U.S. Large Cap Value Trust returned 2.72%, outperforming the -3.21% return of the Russell 1000 Value Index.

ENVIRONMENT: By year-end, technology and telecommunication stocks drove the major U.S. indexes to new all-time highs. The S&P 500 Index rose 21.04%, and the Dow Jones Industrial Average rose 25.22% for the year. These two indexes produced double-digit returns for the fifth consecutive year. The technology-heavy NASDAQ Composite Index rose 85.50% for the year. Stock leadership in the U.S. market was narrow. More stocks in the S&P 500 Index declined in value than rose in value. Within NASDAQ, gains were concentrated in a relatively small group of technology names. Half of NASDAQ's stocks declined an average of 32%.

OUTLOOK: The largest 50 stocks in the S&P 500 index sold at a relative P/E ratio of about 1.5 times the remaining 450. This is the highest premium in several decades. The disparity in valuation between a small group of very large stocks and the rest of the stock universe could mean that the upside potential is limited for those stocks commanding a premium for their large size. There is more opportunity in stocks outside the largest fifty, where stock selection and research can add value. Because the U.S. economy has not slowed, the Federal Reserve Board appears likely to resume raising interest rates. The Fed had deferred such moves in late 1999 because of uncertainty about the Y2K issue. A rising rate environment would make premiums for perceived superior growth more difficult to justify.

                              EQUITY-INCOME TRUST

INVESTMENT OBJECTIVE &   To provide substantial dividend income and also long-term
  POLICIES:              capital appreciation by investing primarily in common stocks of well-established companies paying above-average
                         dividends. The subadviser believes that income can
                         contribute significantly to total return over time and
                         manages the portfolio to produce a yield above that of the
                         S&P 500 Index. The Trust seeks equity securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for
                         capital appreciation and dividend growth.
SUBADVISER:              T. Rowe Price Associates, Inc.
PORTFOLIO MANAGER:       Brian C. Rogers
INCEPTION DATE:          February 19, 1993++

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [EQUITY INCOME TRUST PERFORMANCE GRAPH]

                                                                    EQUITY-INCOME TRUST              RUSSELL 1000 VALUE INDEX
                                                                    -------------------              ------------------------
                                                                          10000.00                           10000.00
February 1993                                                             10170.00                           10352.00
                                                                          10520.00                           10657.00
                                                                          10180.00                           10521.00
                                                                          10470.00                           10732.00
                                                                          10560.00                           10970.00
                                                                          10720.00                           11092.00
                                                                          10760.00                           11493.00
                                                                          10820.00                           11511.00
                                                                          10930.00                           11503.00
                                                                          10970.00                           11266.00
December 1993                                                             11310.00                           11480.00
                                                                          11530.00                           11914.00
                                                                          11710.00                           11507.00
                                                                          11380.00                           11079.00
                                                                          11399.00                           11291.00
                                                                          11490.00                           11421.00
                                                                          11329.00                           11148.00
                                                                          11490.00                           11495.00
                                                                          12003.00                           11825.00
                                                                          11933.00                           11432.00
                                                                          11721.00                           11591.00
                                                                          11188.00                           11123.00
December 1994                                                             11399.00                           11251.00
                                                                          11329.00                           11597.00
                                                                          12073.00                           12056.00
                                                                          12335.00                           12320.00
                                                                          12517.00                           12709.00
                                                                          12875.00                           13244.00
                                                                          13283.00                           13423.00
                                                                          13681.00                           13890.00
                                                                          13824.00                           14086.00
                                                                          13855.00                           14596.00
                                                                          13385.00                           14451.00
                                                                          13926.00                           15184.00
December 1995                                                             14100.00                           15565.00
                                                                          14437.00                           16051.00
                                                                          14723.00                           16172.00
                                                                          14896.00                           16447.00
                                                                          15255.00                           16510.00
                                                                          15573.00                           16716.00
                                                                          15233.00                           16730.00
                                                                          14695.00                           16097.00
                                                                          15145.00                           16558.00
                                                                          15902.00                           17217.00
                                                                          16066.00                           17883.00
                                                                          17020.00                           19179.00
December 1996                                                             18900.00                           18934.00
                                                                          17382.00                           19852.00
                                                                          17832.00                           20144.00
                                                                          17437.00                           19419.00
                                                                          17902.00                           20234.00
                                                                          18766.00                           21366.00
                                                                          19491.00                           22282.00
                                                                          20648.00                           23958.00
                                                                          20078.00                           23105.00
                                                                          21055.00                           24500.00
                                                                          20496.00                           23817.00
                                                                          21284.00                           24870.00
December 1997                                                             21920.00                           25596.00
                                                                          21767.00                           25235.00
                                                                          22835.00                           26933.00
                                                                          23916.00                           28581.00
                                                                          23777.00                           28773.00
                                                                          23387.00                           28347.00
                                                                          23320.00                           28710.00
                                                                          22646.00                           28205.00
                                                                          20411.00                           24008.00
                                                                          21529.00                           25386.00
                                                                          22848.00                           27353.00
                                                                          23777.00                           28628.00
December 1998                                                             23939.00                           29601.00
                                                                          23319.00                           29838.00
                                                                          23130.00                           29417.00
                                                                          23764.00                           30026.00
                                                                          26395.00                           32831.00
                                                                          26175.00                           32470.00
                                                                          26901.00                           33411.00
                                                                          26306.00                           32432.00
                                                                          25493.00                           31229.00
                                                                          24578.00                           30136.00
                                                                          25377.00                           31872.00
                                                                          24971.00                           31623.00
December 1999                                                             24753.00                           31770.00

                               PERFORMANCE TABLE

                                                                Average Annual Total Return          Cumulative Total Return
                                                         -----------------------------------------
                                                                           Since        Since++                      Since
           Periods Ending December 31, 1999              1 Year  5 Year  Inception    Oct. 1, 1996    5 Year       Inception
Russell 1000 Value Index*                                 7.35%  23.07%    18.19%        20.75%      182.38%        217.70%
Equity-Income Trust                                       3.40%  16.77%    14.11%        14.52%      117.14%        147.53%

++ Current subadviser assignment became effective October 1, 1996.
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Equity-Income Trust returned 3.40%, underperforming the 7.35% return of the Russell 1000 Value Index.

ENVIRONMENT: The market environment for 1999 was characterized by pronounced investor preferences for growth stocks and an advance led by a relatively small number of companies. Underweighting in technology, a sector that nearly doubled in value in 1999, was the main cause of the Trust's lagging relative performance. Normally, the Trust would not hold large positions in technology because the lofty valuations of most technology shares exclude them as candidates for purchase. The Trust's preference for high yielding, lower P/E companies has been the cornerstone of its investment approach since it began operations. Because of wide variations in performance among companies and sectors over the last two years, investors will eventually recognize the exciting opportunities that exist in areas of the market in which the Trust invests.

OUTLOOK: Value stocks offer good potential for appreciation, especially when compared to some of the more extended sectors of the market. When the Trust's investment style is out of sync with the overall market, the best strategy is to stay with the basics and concentrate on companies with below average P/E ratios and above-average dividend yields. The Trust will continue to be managed in its traditionally conservative style.

                                      xxvii

                              INCOME & VALUE TRUST
                   (FORMERLY MODERATE ASSET ALLOCATION TRUST)

INVESTMENT OBJECTIVE &   Seeks the balanced accomplishment of conservation of
  POLICIES:              principal and long-term growth of capital and income by
                         investing in both equity and fixed income securities.
SUBADVISER:              Capital Guardian Trust Company
PORTFOLIO MANAGER:       David I. Fisher, John W. Ressner, Eugene P. Stein, Donnalisa
                         P. Barnum, Michael R. Ericksen, James R. Mulally, Theodore
                         R. Samuels, James S. Baker and Terry Berkemeier
INCEPTION DATE:          August 3, 1989+++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [MODERATE ASSET ALLOCATION TRUST PERFORMANCE GRAPH]

                                                                         LEHMAN BROTHERS
                                 INCOME & VALUE       WILSHIRE 5000      AGGREGATE BOND        CUSTOMIZED            60%/40%
                                      TRUST               INDEX               INDEX             BENCHMARK        COMPOSITE INDEX
                                 --------------       -------------      ---------------       ----------        ---------------
July 1989                             10000               10000               10000               10000               10000
                                      10210               10227                9852                9980               10053
                                      10120               10210                9902               10039               10050
                                       9910                9911               10146                9991               10009
                                       9970               10086               10242               10145               10172
Dec. 1989                             10030               10270               10270               10256               10327
                                       9450                9516               10148                9911                9864
                                       9570                9667               10180                9900                9948
                                       9570                9909               10187                9901               10113
                                       9365                9623               10094                9775                9927
                                       9561               10502               10392               10313               10621
                                       9851               10451               10560               10380               10646
                                       9770               10350               10705               10447               10687
                                       9142                9376               10562                9941               10052
                                       8839                8861               10650                9634                9791
                                       8758                8742               10785                9776                9818
                                       9112                9338               11017               10033               10281
Dec. 1990                              9405                9635               11189               10235               10516
                                       9719               10103               11327               10502               10846
                                      10155               10889               11424               10990               11341
                                      10286               11221               11502               11111               11536
                                      10392               11256               11627               11216               11611
                                      10551               11707               11694               11409               11936
                                      10317               11185               11688               11182               11609
                                      10594               11710               11851               11498               12000
                                      10871               12033               12107               11703               12270
                                      10871               11895               12352               11839               12251
                                      11051               12114               12490               12015               12400
                                      10828               11651               12604               11870               12145
Dec. 1991                             11402               12930               12979               12512               13123
                                      11276               12905               12802               12445               12909
                                      11392               13082               12885               12516               13042
                                      11222               12758               12813               12322               12861
                                      11439               12929               12906               12427               13125
                                      11595               13008               13149               12647               13264
                                      11617               12743               13331               12589               13224
                                      12027               13259               13603               12848               13648
                                      11950               12978               13740               12909               13543
                                      12104               13133               13904               13010               13700
                                      12038               13293               13719               12911               13659
                                      12237               13844               13722               13112               13938
Dec. 1992                             12348               14090               13940               13291               14134
                                      12492               14263               14207               13475               14311
                                      12670               14322               14456               13649               14524
                                      12825               14690               14517               13926               14735
                                      12746               14284               14618               13984               14566
                                      12855               14732               14637               14180               14804
                                      13047               14800               14902               14306               14947
                                      13070               14798               14987               14403               14939
                                      13417               15369               15250               14776               15383
                                      13408               15399               15291               14778               15335
                                      13544               15656               15347               14950               15541
                                      13440               15402               15217               14700               15401
Dec. 1993                             13590               15680               15299               14940               15549
                                      13937               16173               15506               15329               15945
                                      13648               15810               15236               15101               15581
                                      13209               15095               14859               14633               15021
                                      13248               15240               14741               14684               15093
                                      13347               15389               14739               14725               15239
                                      13149               14977               14707               14616               15000
                                      13483               15421               14999               14900               15412
                                      13681               16103               15017               15171               15796
                                      13421               15791               14797               14944               15477
                                      13658               16049               14783               15077               15683
                                      13273               15461               14751               14808               15321
Dec. 1994                             13372               15669               14853               14943               15501
                                      13421               16008               15147               15133               15872
                                      13694               16646               15507               15512               16389
                                      13967               17084               15602               15804               16719
                                      14261               17509               15820               16118               17102
                                      14639               18106               16432               16573               17779
                                      14834               18683               16552               16782               18079
                                      15147               19452               16516               17121               18426
                                      15238               19641               16716               17208               18541
                                      15499               20391               16878               17545               19076
                                      15473               20186               17097               17551               19139
                                      15837               21041               17354               17969               19763
Dec. 1995                             16137               21385               17597               18270               20091
                                      16397               21958               17713               18517               20561
                                      16371               22342               17405               18512               20541
                                      16354               22586               17283               18567               20600
                                      16438               23144               17186               18739               20722
                                      16551               23777               17152               18875               21039
                                      16651               23581               17381               18951               21199
                                      16381               22309               17428               18601               20656
                                      16523               23023               17399               18813               20906
                                      17034               24249               17702               19361               21757
                                      17318               24588               18094               19623               22310
                                      17901               26217               18404               20296               23472
Dec. 1996                             17745               25921               18233               20143               23113
                                      18029               27309               18289               20469               24010
                                      18071               27296               18335               20552               24137
                                      17702               26089               18131               20160               23437
                                      18148               27227               18403               20607               24410
                                      18862               29156               18578               21338               25401
                                      19386               30495               18799               21909               26201
                                      20243               32840               19307               22784               27734
                                      19658               31605               19143               22267               26713
                                      20486               33470               19426               22991               27747
                                      20101               32355               19708               22718               27350
                                      20418               33415               19798               23005               28162
Dec. 1997                             20561               34032               19998               23283               28568
                                      20815               34217               20254               23590               28905
                                      21704               36708               20238               24308               30148
                                      22371               38545               20307               24841               31122
                                      22565               39003               20413               25027               31374
                                      22387               37965               20607               24917               31170
                                      22742               39296               20782               25326               32033
                                      22653               38435               20825               25216               31857
                                      20507               32450               21165               23708               29289
                                      21287               34569               21660               24379               30692
                                      21961               37141               21545               25142               32135
                                      22831               39480               21668               25949               33375
Dec. 1998                             23700               42006               21733               26630               34570
                                      24233               43552               21887               27053               35538
                                      23630               41975               21504               26474               34625
                                      24322               43595               21623               27009               35535
                                      24779               45684               21692               27622               36409
                                      24499               44683               21501               27178               35761
                                      25256               46998               21432               27713               36902
                                      24958               45489               21342               27475               36153
                                      24619               45066               21331               27387               36034
                                      24100               43890               21579               27313               35612
                                      24967               46681               21659               28020               37008
                                      24897               48245               21656               28460               37460
Dec. 1999                             25642               50540               20986               28657               37479

                               PERFORMANCE TABLE

                                                                         Cumulative Total Return
                                       Average Annual Total Return                         Since+++
  Periods Ending December 31, 1999    1 Year     5 Year    10 Year    5 Year   10 Year   May 1, 1999
Wilshire 5000 Index*                   23.56%    27.07%     17.59%    231.24%  405.40%      13.62%
Lehman Brothers Aggregate Bond Index    -.83%     7.73%      7.69%    45.11%   109.86%      -0.64%
Customized Benchmark+                  10.37%    14.49%     11.10%    96.69%   186.57%       6.33%
60%/40% Composite Index**++            12.00%    20.09%     14.12%    149.75%  274.79%       6.40%
Income & Value Trust                    8.52%    13.98%      9.87%    92.34%   156.42%       2.79%

  + Customized Benchmark is comprised of 32.5% of the return of the Wilshire
    5000 Index, 10% of the MSCI EAFE Index, 40% of the Lehman Brothers Aggregate Bond Index, 10% of the 90 Day T-Bill, and 7.5% of the Merrill Lynch High Yield Index.

 ** The 60%/40% Composite Index is comprised of 60% of the returns of the S&P
    500 Index and 40% of the returns of the Salomon Brothers Broad Investment Grade Bond Index.

 ++ The 60%/40% Composite Index was added to more accurately reflect the investment objective of the Income & Value Trust.

+++ Current subadviser assignment became effective May 1, 1999.

  * All since inception returns for the indices begin on the month-end closest to the actual inception date for the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Income & Value Trust returned 8.52%, underperforming the 12.00% return of the blended 60% S&P 500 Index/40% Salomon Brothers Broad Investment Grade Bond Index. Capital Guardian Trust Company (CGTC) assumed management of the Trust, formerly managed by Fidelity Management Trust Company, on May 1, 1999. As a result, performance for 1999 is attributable to both asset management firms. Under CGTC's management, the Income & Value Trust returned 2.79% since May 1, 1999, underperforming the 6.40% return of the blended 60% S&P 500 Index/40% Salomon Brothers Broad Investment Grade Bond Index for the same period.

ENVIRONMENT: Continuing signs of a synchronized global economic recovery propelled stocks higher and pushed bonds lower in nearly all developed markets. After stumbling early in the fourth quarter, U.S. stocks rose significantly. Small stocks outperformed large ones. In comparison, technology-related issues soared. The U.S. economy continued to show signs of strength in the fourth quarter, and economic growth for the third quarter was revised upward to an annualized 5.7%. Bond yields rose across the curve. The year's higher commodity prices were influential in nudging interest rates higher. While interest rates reacted to a continuation of strong U.S. growth, there were few signs of incipient inflation.

OUTLOOK: While the ongoing strength of the economy should be a positive for U.S. equities, the market continues to narrow. Megacap growth stocks and technology stocks continue to push the indexes higher while most stocks languish. Many market leaders are significantly overvalued, especially in light of 1999's sharp rise in interest rates. There is reason for caution with the very largest U.S. stocks. However, there continues to be opportunity elsewhere in the broader market. The Trust will continue to overweight U.S. equities. On the fixed income side, there is uncertainty about how high will interest rates need to rise in order to slow down what the Federal Reserve Board believes is, or will soon be, excessive growth. Interest rates have already risen significantly, and there is a small chance that synchronized global growth will force rates much higher. However, the worst in interest rate hikes may be behind us. Interest rates will probably peak in 2000.

                                     xxviii

                                 BALANCED TRUST

INVESTMENT OBJECTIVE &   To achieve current income and capital appreciation by
  POLICIES:              investing in a balanced portfolio of common stocks, United
                         States and foreign government obligations and a variety of corporate fixed income securities.
SUBADVISER:              Founders Asset Management LLC
PORTFOLIO MANAGER:       Curtis J. Anderson
INCEPTION DATE:          January 1, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [BALANCED TRUST PERFORMANCE GRAPH]

                                                                                        LEHMAN BROTHERS       50%/50% COMPOSITE
                                           BALANCED TRUST         S&P 500 INDEX       AGGREGATE BOND INDEX          INDEX
                                           --------------         -------------       --------------------    -----------------
December 1996                                  10000                  10000                  10000                  10000
                                               10374                  10625                  10031                  10328
                                               10362                  10708                  10056                  10381
March 1997                                     10196                  10268                   9944                  10110
                                               10515                  10881                  10094                  10488
                                               10901                  11543                  10190                  10857
June 1997                                      11239                  12081                  10311                  11165
                                               11570                  13021                  10589                  11760
                                               11208                  12291                  10499                  11381
September 1997                                 11655                  12965                  10655                  11777
                                               11563                  12532                  10809                  11665
                                               11704                  13112                  10859                  11962
December 1997                                  11852                  13338                  10968                  12126
                                               12170                  13486                  11108                  12271
                                               12532                  14459                  11100                  12708
March 1998                                     12777                  15199                  11137                  13055
                                               12891                  15352                  11195                  13155
                                               12821                  15088                  11302                  13105
June 1998                                      12982                  15701                  11398                  13426
                                               12710                  15534                  11422                  13369
                                               12019                  13288                  11608                  12511
September 1998                                 12654                  14139                  11879                  13059
                                               13066                  15289                  11816                  13555
                                               13345                  16216                  11884                  14055
December 1998                                  13458                  17150                  11919                  14429
                                               13298                  17867                  12004                  14783
                                               12972                  17311                  11794                  14423
March 1999                                     13159                  18004                  11858                  14752
                                               13427                  18700                  11896                  15062
                                               13383                  18259                  11792                  14818
June 1999                                      13598                  19272                  11754                  15205
                                               13331                  18671                  11705                  14936
                                               13360                  18578                  11699                  14895
September 1999                                 13093                  18069                  11834                  14778
                                               13293                  19213                  11878                  15273
                                               13137                  19603                  11877                  15427
December 1999                                  13235                  20757                  11821                  15841

                               PERFORMANCE TABLE

                                      Average Annual Total Return    Cumulative Total Return
                                                        Since                 Since
  Periods Ending December 31, 1999      1 Year        Inception             Inception
S&P 500 Index*                          21.04%          27.56%               107.57%
Lehman Brothers Aggregate Bond Index    -0.83%           5.73%                18.21%
50%/50% Composite Index+                 9.80%          16.57%                58.41%
Balanced Trust                          -1.65%           9.79%                32.35%

+ Comprised of 50% of the return of the S&P 500 Index and 50% of the return of the Lehman Brothers Aggregate Bond Index.
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Balanced Trust returned -1.65%, underperforming the 9.80% return of the blended 50% S&P 500 Index/50% Lehman Brothers Aggregate Bond Index.

ENVIRONMENT: Because equity valuations were high and because there was a possibility of a down turn in the market, the Trust entered the year in a defensive position. Consequently, the Trust was heavily weighted in fixed income securities for much of the year. During 1999, investors were focused primarily on stocks. As a result, bonds produced poor performance. Companies in all segments of the technology sector had strong performance during the year. Because of the Trust's defensive position, it did not participate to the degree of many of its peers in the performance of technology stocks. However, in the closing months of the year, despite high valuations, several technology companies with superior long-term appreciation potential were added to the portfolio. Because bonds suffered for much of the year, the Trust's fixed income component was heavily concentrated in one-, two- and three-year Treasury securities. The duration of the government bond holdings in the Trust is likely to lengthen in the future. Assets will be strategically allocated to securities with three-to-six-year durations.

OUTLOOK: While interest rates have risen sharply, the market has remained unfazed, and little money has moved from equities and into bonds. Therefore, the Trust's weighting in equities will be increased and its fixed income securities will be managed with an emphasis on total return.
Since joining the Trust December 8, 1999, Mr. Anderson has increased the equity stake of the portfolio from 45% to approximately 60%, and he expects to maintain a 60 to 65% weighting in growth-oriented equities under normal market conditions going forward.

                                HIGH YIELD TRUST

INVESTMENT OBJECTIVE &   To realize an above average total return over a market cycle
  POLICIES:              of three to five years, consistent with reasonable risk by investing the portfolio's assets primarily in high yield
                         debt securities, including corporate bonds and other fixed income securities. The Trust's average weighted maturity for the securities that it purchases ordinarily will be greater than five years. At times, more than 50% of the Trust's
                         assets may be invested in mortgage-backed securities. The
                         Trust may invest up to 100% of its assets in foreign
                         securities, including emerging market securities, and as a result be subject to special risks.
SUBADVISER:              Miller Anderson & Sherrerd, LLP
PORTFOLIO MANAGER:       Robert E. Angevine, Thomas L. Bennett and Stephen F. Esser
INCEPTION DATE:          January 1, 1997

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

                                                                                                   SALOMON BROTHERS HIGH YIELD
                                                                      HIGH YIELD TRUST                     MARKET INDEX
                                                                      ----------------             ---------------------------
December 1996                                                              10000                              10000
                                                                           10058                              10075
                                                                           10144                              10246
March 1997                                                                  9904                              10141
                                                                           10144                              10213
                                                                           10392                              10419
June 1997                                                                  10576                              10595
                                                                           10944                              10856
                                                                           10912                              10888
September 1997                                                             11136                              11056
                                                                           11032                              11144
                                                                           11138                              11201
December 1997                                                              11268                              11319
                                                                           11443                              11575
                                                                           11575                              11653
March 1998                                                                 11725                              11779
                                                                           11780                              11843
                                                                           11722                              11875
June 1998                                                                  11747                              11901
                                                                           11864                              11997
                                                                           10922                              11192
September 1998                                                             10981                              11331
                                                                           10831                              11175
                                                                           11589                              11735
December 1998                                                              11581                              11727
                                                                           11698                              11903
                                                                           11654                              11803
March 1999                                                                 11869                              11903
                                                                           12326                              12152
                                                                           12012                              11961
June 1999                                                                  12056                              11935
                                                                           12083                              11961
                                                                           11993                              11819
September 1999                                                             12047                              11729
                                                                           12074                              11649
                                                                           12370                              11832
December 1999                                                              12508                              11930

                               PERFORMANCE TABLE

                                           Average Annual Total Return    Cumulative Total Return
                                                               Since               Since
    Periods Ending December 31, 1999       1 Year            Inception           Inception
Salomon Brothers High Yield Market Index*   1.73%              6.06%              19.30%
High Yield Trust                            8.00%              7.75%              25.08%

* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the High Yield Trust returned 8.00%, outperforming the 1.73% return of the Salomon Brothers High Yield Market Index.

ENVIRONMENT: High yield bonds outperformed U.S. Treasury securities and high quality corporate bonds during the year. The performance of the Trust represents a strong relative return in comparison to the Index and a good absolute return. Exposure to non-U.S. high yield issues, such as emerging market debt and euro-denominated securities, had a positive effect on performance. An overweighting in the telecommunication sector also aided performance. The high yield sector was one of the best performing areas of the bond market in 1999. It was boosted by strong growth and a high level of merger and investment activity. At year-end, telecommunication and emerging market securities continued to have the most value, and the Trust was overweighted in these types of bonds. As a result of the Trust's valuation discipline, the Trust continues to maintain an average credit quality that is higher than that of its benchmark. The Trust's interest rate sensitivity is close to that of its benchmark.

OUTLOOK: Even with the rebound in the high yield market, yield spreads on high yield bonds remain historically wide. The high yield market is undervalued at a time when the fundamental credit quality of most high yield issuers is strong and the U.S. and global economies continue to show strength. Consequently, the high yield market should perform well in the near future. The Trust continues to find attractive investment opportunities in this market.

                              STRATEGIC BOND TRUST

INVESTMENT OBJECTIVE &   To achieve a high level of total return consistent with
  POLICIES:              preservation of capital by investing the portfolio's assets among five segments of the fixed income market: (i) United
                         States Government obligations, (ii) investment grade
                         domestic corporate fixed income securities, (iii) high
                         yield, high risk corporate fixed income securities, (iv)
                         mortgage-backed securities, and (v) investment grade and
                         high yield international fixed income securities.
SUBADVISER:              Salomon Brothers Asset Management Inc.
PORTFOLIO MANAGERS:      Peter J. Wilby, David J. Scott and Roger Lavan
INCEPTION DATE:          February 19, 1993

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                                    STRATEGIC BOND TRUST                      INDEX
                                                                    --------------------          ------------------------------
February 1993                                                              10000                              10000
                                                                           10050                              10042
                                                                           10080                              10112
                                                                           10150                              10125
                                                                           10400                              10309
                                                                           10460                              10367
                                                                           10550                              10549
                                                                           10560                              10577
                                                                           10760                              10617
                                                                           10760                              10526
December 1993                                                              10880                              10583
                                                                           11050                              10726
                                                                           10820                              10539
                                                                           10440                              10279
                                                                           10372                              10197
                                                                           10393                              10196
                                                                           10383                              10173
                                                                           10403                              10376
                                                                           10414                              10388
                                                                           10445                              10236
                                                                           10424                              10226
                                                                           10383                              10204
December 1994                                                              10228                              10274
                                                                           10207                              10478
                                                                           10290                              10727
                                                                           10300                              10792
                                                                           10710                              10944
                                                                           11154                              11387
                                                                           11284                              11450
                                                                           11360                              11425
                                                                           11436                              11563
                                                                           11620                              11675
                                                                           11706                              11827
                                                                           11912                              12004
December 1995                                                              12194                              12173
                                                                           12651                              12265
                                                                           12464                              12042
                                                                           12475                              11958
                                                                           12640                              11891
                                                                           12745                              11887
                                                                           12886                              12028
                                                                           12979                              12059
                                                                           13155                              12038
                                                                           13576                              12247
                                                                           13893                              12519
                                                                           13939                              12733
December 1996                                                              13986                              12615
                                                                           14126                              12654
                                                                           14302                              12686
                                                                           14056                              12545
                                                                           14205                              12733
                                                                           14531                              12854
                                                                           14731                              13007
                                                                           15120                              13358
                                                                           15082                              13245
                                                                           15371                              13441
                                                                           15170                              13635
                                                                           15346                              13698
December 1997                                                              15521                              13837
                                                                           15684                              14014
                                                                           15797                              14003
                                                                           15910                              14051
                                                                           15952                              14124
                                                                           15952                              14258
                                                                           15926                              14379
                                                                           15979                              14409
                                                                           14946                              14644
                                                                           15402                              14987
                                                                           15362                              14907
                                                                           15738                              14992
December 1998                                                              15724                              15037
                                                                           15710                              15144
                                                                           15589                              14879
                                                                           15816                              14961
                                                                           16057                              15008
                                                                           15768                              14876
                                                                           15782                              14829
                                                                           15739                              14766
                                                                           15595                              14759
                                                                           15754                              14930
                                                                           15796                              14986
                                                                           15926                              14984
December 1999                                                              16074                              15170

                               PERFORMANCE TABLE

                                       Average-Annual-Total-Return   Cumulative Total Return
                                                           Since                    Since
  Periods Ending December 31, 1999     1 Year   5 Year   Inception   5 Year       Inception
Lehman Brothers Aggregate Bond Index*  -0.83%   7.73%      6.21%     45.11%         51.70%
Strategic Bond Trust                    2.22%   9.46%      7.16%     57.16%         60.74%

* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Strategic Bond Trust returned 2.22%, outperforming the -0.83% return of the Lehman Brothers Aggregate Bond Index.

ENVIRONMENT: The investment grade bond market started off 1999 with strength. It benefited from stable Treasury rates, declining volatility and a reduction in liquidity premiums. The performance of high yield bonds and emerging market debt had a stellar start, as the financial markets shrugged off Brazil's currency problems. As the year progressed, however, the bond market had a tougher time. Fears of an overheating economy, mounting fears of inflation and Y2K concerns worked against the fixed income sector. The mounting inflation concerns forced a proactive Federal Reserve Board to raise the federal funds rate three times from 4.75% to 5.50% during the year. The Trust outperformed relative to its Index due to strong performance in emerging market debt, the highest returning bond sector.

OUTLOOK: The challenge remains for Federal Reserve policymakers to slow the economy to a more sustainable pace of growth. Because the continued tight labor market could prove inflationary, a case can be made for another 50 basis points of Federal Reserve Board tightening during the first part of 2000. Such a tightening will likely do more to flatten the yield curve than move the overall bond market to higher levels. If the Fed is successful in offsetting rising inflation, long-term interest rates should start to decline before year-end 2000 and into 2001.

                               GLOBAL BOND TRUST
                    (FORMERLY GLOBAL GOVERNMENT BOND TRUST)

INVESTMENT OBJECTIVE     To achieve maximum total return consistent with preservation
  & POLICIES:            of capital and prudent investment management by investing
                         primarily in fixed income securities denominated in major
                         foreign currencies, baskets of foreign currencies (such as the Euro) and the U.S. dollar.
SUBADVISER:              Pacific Investment Management Company
PORTFOLIO MANAGER:       Lee R. Thomas III
INCEPTION DATE:          March 18, 1988++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                                             SALOMON BROTHERS WORLD         JP MORGAN GLOBAL
                                                    GLOBAL BOND TRUST         GOVERNMENT BOND INDEX        UNHEDGED BOND INDEX
                                                    -----------------        ----------------------        -------------------
December 1989                                           10838.00                    10854.00                    11056.00
                                                        10656.00                    10710.00                    10892.00
                                                        10616.00                    10545.00                    10774.00
                                                        10585.00                    10441.00                    10708.00
                                                        10602.00                    10409.00                    10667.00
                                                        10842.00                    10754.00                    11008.00
                                                        10998.00                    10951.00                    11207.00
                                                        11258.00                    11294.00                    11537.00
                                                        11373.00                    11206.00                    11447.00
                                                        11425.00                    11331.00                    11554.00
                                                        11842.00                    11836.00                    12011.00
                                                        12008.00                    12033.00                    12222.00
December 1990                                           12071.00                    12152.00                    12358.00
                                                        12373.00                    12456.00                    12638.00
                                                        12435.00                    12460.00                    12651.00
                                                        12008.00                    12007.00                    12256.00
                                                        12118.00                    12192.00                    12404.00
                                                        12172.00                    12176.00                    12416.00
                                                        11965.00                    12049.00                    12249.00
                                                        12237.00                    12306.00                    12508.00
                                                        12541.00                    12545.00                    12768.00
                                                        13030.00                    13036.00                    13234.00
                                                        13160.00                    13172.00                    13365.00
                                                        13268.00                    13378.00                    13583.00
December 1991                                           13985.00                    14074.00                    14269.00
                                                        13703.00                    13823.00                    13989.00
                                                        13703.00                    13746.00                    13948.00
                                                        13572.00                    13600.00                    13820.00
                                                        13615.00                    13698.00                    13935.00
                                                        13982.00                    14118.00                    14330.00
                                                        14315.00                    14514.00                    14722.00
                                                        14590.00                    14852.00                    15046.00
                                                        14519.00                    15268.00                    15446.00
                                                        14567.00                    15420.00                    15430.00
                                                        14383.00                    15003.00                    15045.00
                                                        14074.00                    14764.00                    14778.00
December 1992                                           14303.00                    14853.00                    14917.00
                                                        14635.00                    15111.00                    15171.00
                                                        15026.00                    15409.00                    15415.00
                                                        15175.00                    15646.00                    15652.00
                                                        15457.00                    15976.00                    15937.00
                                                        15614.00                    16136.00                    16038.00
                                                        15712.00                    16102.00                    16051.00
                                                        16017.00                    16147.00                    16057.00
                                                        16787.00                    16633.00                    16532.00
                                                        16677.00                    16831.00                    16708.00
                                                        16872.00                    16802.00                    16699.00
                                                        16579.00                    16682.00                    16577.00
December 1993                                           17019.00                    16823.00                    16746.00
                                                        17398.00                    16960.00                    16904.00
                                                        16775.00                    16849.00                    16718.00
                                                        16384.00                    16826.00                    16641.00
                                                        16259.00                    16846.00                    16628.00
                                                        15822.00                    16698.00                    16490.00
                                                        15822.00                    16938.00                    16686.00
                                                        15041.00                    17074.00                    16843.00
                                                        15925.00                    17014.00                    16799.00
                                                        15963.00                    17136.00                    16881.00
                                                        16452.00                    17411.00                    17134.00
                                                        16028.00                    17172.00                    16919.00
December 1994                                           16041.00                    17220.00                    16957.00
                                                        16169.00                    17582.00                    17300.00
                                                        16542.00                    18032.00                    17746.00
                                                        16967.00                    19103.00                    18650.00
                                                        17384.00                    19456.00                    18946.00
                                                        17845.00                    20003.00                    19475.00
                                                        17845.00                    20121.00                    19595.00
                                                        18171.00                    20169.00                    19688.00
                                                        18252.00                    19476.00                    19140.00
                                                        18584.00                    19910.00                    19571.00
                                                        18836.00                    20059.00                    19763.00
                                                        19297.00                    20286.00                    19984.00
December 1995                                           19759.00                    20499.00                    20232.00
                                                        19813.00                    20245.00                    20023.00
                                                        19636.00                    20141.00                    19907.00
                                                        19664.00                    20113.00                    19877.00
                                                        19884.00                    20033.00                    19804.00
                                                        20018.00                    20037.00                    19824.00
                                                        20287.00                    20195.00                    19996.00
                                                        20480.00                    20583.00                    20364.00
                                                        20764.00                    20663.00                    20450.00
                                                        21226.00                    20748.00                    20562.00
                                                        21853.00                    21136.00                    20969.00
                                                        22390.00                    21415.00                    21269.00
December 1996                                           22330.00                    21241.00                    21120.00
                                                        21793.00                    20674.00                    20592.00
                                                        21778.00                    20519.00                    20450.00
                                                        21599.00                    20363.00                    20295.00
                                                        21746.00                    20184.00                    20181.00
                                                        21926.00                    20733.00                    20657.00
                                                        22289.00                    20980.00                    20893.00
                                                        22335.00                    20816.00                    20816.00
                                                        22155.00                    20804.00                    20791.00
                                                        22710.00                    21247.00                    21252.00
                                                        22694.00                    21689.00                    21703.00
                                                        22743.00                    21357.00                    21442.00
December 1997                                           22988.00                    21293.00                    21419.00
                                                        23298.00                    21499.00                    21633.00
                                                        23396.00                    21673.00                    21793.00
                                                        23445.00                    21459.00                    21629.00
                                                        23584.00                    21802.00                    21963.00
                                                        23602.00                    21852.00                    22057.00
                                                        23278.00                    21885.00                    22119.00
                                                        23278.00                    21914.00                    22178.00
                                                        22917.00                    22510.00                    22791.00
                                                        24107.00                    23707.00                    23980.00
                                                        24413.00                    24409.00                    24517.00
                                                        24161.00                    24065.00                    24240.00
December 1998                                           24737.00                    24548.00                    24696.00
                                                        23901.00                    24323.00                    24494.00
                                                        23134.00                    23542.00                    23676.00
                                                        23192.00                    23601.00                    23735.00
                                                        23182.00                    23591.00                    23728.00
                                                        22793.00                    23195.00                    23310.00
                                                        22394.00                    22789.00                    22921.00
                                                        22943.00                    23347.00                    23425.00
                                                        23048.00                    23455.00                    23486.00
                                                        23408.00                    23821.00                    23824.00
                                                        23396.00                    23809.00                    23795.00
                                                        23150.00                    23559.00                    23512.00
December 1999                                           21706.00                    21653.00                    21204.00

                               PERFORMANCE TABLE

                                                                                 Cumulative Total Return
                                               Average Annual Total Return                          Since++
      Periods Ending December 31, 1999         1 Year    5 Year    10 Year   5 Year    10 Year    May 1, 1999
Salomon Brothers World Government Bond Index*  -4.27%     6.42%     8.03%    36.47%    116.53%         -0.38%
JP Morgan Global Unhedged Bond Index+          -4.33%     6.86%     7.81%    39.34%    112.04%         -0.43%
Global Bond Trust                              -6.67%     7.55%     8.06%    43.93%    117.06%         -2.85%

+ The JP Morgan Global Unhedged Bond Index was added to more accurately reflect the investment objective of the Global Bond Trust.
++ Current subadviser assignment became effective May 1, 1999.
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Global Bond Trust returned -6.67%, underperforming the -4.33% return of the J.P. Morgan Global Unhedged Bond Index. Pacific Investment Management Company (PIMCO) assumed management of the Trust, formerly managed by Oechsle International Advisors, LLC, on May 1, 1999. As a result, performance for 1999 is attributable to both asset management firms. Under PIMCO's management, the Global Bond Trust returned -2.85% since May 1, 1999, underperforming the -0.43% return of the J.P. Morgan Global Unhedged Bond Index for the same period.

ENVIRONMENT: Interest rates in most developed economies moved higher in response to accelerating growth and increasing inflationary prospects. Because of lower relative growth and inflation in Europe, European bonds outperformed their U.S. counterparts. The Trust's below-index duration aided relative returns as the global recovery caused interest rates in most countries to rise. Underweighting in Japan was negative for the Trust because Japanese bonds outperformed. An overweighting in New Zealand added to returns, as low inflation and the stable currency supported the market.

OUTLOOK: Central banks around the world are likely to raise interest rates in response to improving economic conditions. Global growth will continue, led by the U.S. and resurgent economies in Europe and in non-Japan Asia. Some central banks will likely tighten further to prevent inflation from accelerating. However, global inflation is likely to remain benign because of productivity gains in the U.S. and continued excess capacity in Europe and Asia. Top-tier emerging market economies, such as Mexico and Poland, will strengthen as they benefit from better fiscal management and increased exports stemming from more balanced worldwide growth.

                                      xxxii

                               TOTAL RETURN TRUST

INVESTMENT OBJECTIVE     To achieve maximum total return, consistent with
  & POLICIES:            preservation of capital and prudent investment management by investing at least 65% of the portfolio's total assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally
                         vary within a 3- to 6-year time frame based on the
                         subadviser's forecast for interest rates.
SUBADVISER:              Pacific Investment Management Company
PORTFOLIO MANAGER:       William H. Gross
INCEPTION DATE:          May 1, 1999

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX [TOTAL RETURN TRUST PERFORMANCE GRAPH]

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                                     TOTAL RETURN TRUST                       INDEX
                                                                     ------------------           ------------------------------
May 1999                                                                    9928                               9912
June 1999                                                                   9896                               9880
July 1999                                                                   9840                               9839
August 1999                                                                 9824                               9834
September 1999                                                              9928                               9948
October 1999                                                                9936                               9985
November 1999                                                               9968                               9984
December 1999                                                               9896                               9936

                               PERFORMANCE TABLE

                                                              Cumulative Total Return
                                                                       Since
              Periods Ending December 31, 1999                       Inception
Lehman Brothers Aggregate Bond Index*                                 -0.64%
Total Return Trust                                                    -1.04%

* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: Since its inception on May 1, 1999, the Total Return Trust returned -1.04%, underperforming the -0.64% return of the Lehman Brothers Aggregate Bond Index.

ENVIRONMENT: Interest rates moved higher during the period, capping the worst year in the bond market since 1994. The Federal Reserve Board raised the federal funds rate three times for a total of 75 basis points. At the end of 1999 the federal funds rate was at 5.5%. The Trust's below-index duration, or sensitivity to interest rate changes, was positive as rates rose. An emphasis on intermediate maturities was negative, as the yield curve flattened in anticipation of more Fed tightening. The Trust's overweighting in mortgage backed bonds was positive, as this sector outperformed Treasuries in the second half of 1999. Limited emerging market holdings added to returns. Emerging market bonds benefited from higher commodity prices and positive growth prospects.

OUTLOOK: A correction in any one of several imbalances could modestly slow growth. These imbalances include a declining savings rate, a tighter labor market and the trade deficit. The Fed is likely to raise rates once or twice in the first half of 2000. In anticipation of modestly higher interest rates, the Trust will target duration slightly below its benchmark. The Trust will continue to enhance performance with securities that offer additional yield, such as mortgages. It will also limit holdings of below investment grade bonds until credit trends improve. The Trust will make modest allocations to top-tier emerging market bonds to capture attractive yields.

                                     xxxiii

                         INVESTMENT QUALITY BOND TRUST

INVESTMENT OBJECTIVE     To achieve a high level of current income consistent with
  & POLICIES:            the maintenance of principal and liquidity by investing
                         primarily in a diversified portfolio of investment grade
                         corporate bonds and U.S. Government bonds with intermediate to long-term maturities. At least 65% of the portfolio's
                         assets will be invested in (i) fixed income securities of
                         U.S. and foreign issuers (payable in U.S. dollars) rated "A"
                         or better by Moody's or Standard & Poor's (or, if unrated, of comparable quality), (ii) U.S. government securities and
                         (iii) cash and cash equivalents. The portfolio may also
                         invest up to 20% of its assets in domestic and foreign high yield corporate and government fixed income securities,
                         commonly known as junk bonds.
SUBADVISER:              Wellington Management Company, LLP
PORTFOLIO MANAGER:       Thomas L. Pappas
INCEPTION DATE:          June 18, 1985++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [INVESTMENT QUALITY BOND TRUST LINE GRAPH]

                                                 INVESTMENT QUALITY BOND                                LEHMAN BROTHERS AGGREGATE
                                                          TRUST               CUSTOMIZED BENCHMARK             BOND INDEX
                                                 -----------------------      --------------------      -------------------------
Dec. 89                                                   15014                       16279                       16267
                                                          14638                       16085                       16049
                                                          14686                       16137                       16090
                                                          14104                       16148                       16096
                                                          13938                       16000                       15942
                                                          14291                       16473                       16421
                                                          14522                       16738                       16691
                                                          14645                       16969                       16893
                                                          14278                       16742                       16641
                                                          14128                       16881                       16759
                                                          14060                       17095                       16933
                                                          14346                       17463                       17296
Dec. 90                                                   14604                       17735                       17552
                                                          14740                       17955                       17757
                                                          15039                       18108                       17960
                                                          15053                       18233                       18116
                                                          15006                       18430                       18333
                                                          15066                       18537                       18432
                                                          15036                       18527                       18419
                                                          15171                       18785                       18662
                                                          15605                       19191                       19090
                                                          16024                       19580                       19487
                                                          16173                       19798                       19664
                                                          16308                       19980                       19859
Dec-91                                                    16951                       20573                       20522
                                                          16667                       20293                       20235
                                                          16802                       20425                       20372
                                                          16682                       20311                       20268
                                                          16761                       20457                       20382
                                                          17169                       20844                       20798
                                                          17404                       21131                       21108
                                                          17828                       21562                       21654
                                                          17985                       21780                       21838
                                                          18204                       22039                       22125
                                                          17906                       21746                       21768
                                                          17906                       21751                       21766
Dec. 92                                                   18173                       22096                       22149
                                                          18581                       22521                       22643
                                                          18942                       22915                       23130
                                                          19067                       23011                       23209
                                                          19168                       23172                       23387
                                                          19168                       23202                       23390
                                                          19547                       23622                       23932
                                                          19630                       23757                       24090
                                                          20026                       24173                       24659
                                                          20108                       24238                       24735
                                                          20174                       24328                       24844
                                                          19894                       24121                       24556
Dec. 93                                                   19993                       24251                       24676
                                                          20257                       24578                       25083
                                                          19762                       24151                       24521
                                                          19184                       23554                       23869
                                                          18978                       23366                       23659
                                                          18960                       23363                       23600
                                                          18926                       23312                       23543
                                                          19272                       23776                       24059
                                                          19307                       23804                       24073
                                                          19012                       23455                       23681
                                                          18960                       23433                       23645
                                                          18908                       23382                       23605
Dec. 94                                                   19064                       23543                       23775
                                                          19410                       24009                       24248
                                                          19843                       24581                       24857
                                                          19982                       24731                       25038
                                                          20283                       25077                       25414
                                                          21115                       26047                       26525
                                                          21281                       26238                       26745
                                                          21207                       26180                       26635
                                                          21466                       26497                       27005
                                                          21688                       26754                       27294
                                                          22058                       27101                       27679
                                                          22409                       27508                       28158
Dec. 95                                                   22779                       27893                       28592
                                                          22890                       28077                       28772
                                                          22428                       27589                       28136
                                                          22243                       27396                       27900
                                                          22051                       27242                       27696
                                                          21992                       27188                       27649
                                                          22267                       27552                       28030
                                                          22326                       27626                       28092
                                                          22286                       27579                       28016
                                                          22699                       28059                       28546
                                                          23151                       28682                       29248
                                                          23603                       29173                       29815
Dec. 96                                                   23367                       28901                       29458
                                                          23426                       28991                       29496
                                                          23485                       29063                       29578
                                                          23190                       28741                       29191
                                                          23574                       29172                       29623
                                                          23785                       29449                       29919
                                                          24102                       29799                       30299
                                                          24864                       30604                       31284
                                                          24568                       30344                       30896
                                                          24969                       30793                       31400
                                                          25265                       31240                       31871
                                                          25392                       31383                       32043
Dec. 97                                                   25646                       31700                       32382
                                                          26090                       32106                       32820
                                                          26048                       32080                       32770
                                                          26132                       32189                       32878
                                                          26251                       32357                       33056
                                                          26519                       32664                       33423
                                                          26721                       32942                       33737
                                                          26788                       33011                       33747
                                                          27021                       33549                       34264
                                                          27795                       34334                       35281
                                                          27571                       34152                       34949
                                                          27772                       34347                       35285
Dec. 98                                                   27884                       34450                       35377
                                                          28085                       34694                       35656
                                                          27436                       34087                       34808
                                                          27661                       34275                       34999
                                                          27785                       34384                       35090
                                                          27433                       34082                       34701
                                                          27315                       33973                       34576
                                                          27197                       33830                       34455
                                                          27102                       33813                       34413
                                                          27362                       34205                       34740
                                                          27387                       34332                       34848
                                                          27458                       34328                       34844
Dec. 99                                                   18240                       20986                       21291

                               PERFORMANCE TABLE

                                              Average Annual Total Return          Cumulative Total Return
                                                                       Since++
  Periods Ending December 31, 1999    1 Year   5 Year    10 Year    Apr 23, 1991    5 Year        10 Year
Customized Benchmark+*                -2.09%    7.81%     7.85%         7.62%       45.65%         112.91%
Lehman Brothers Aggregate Bond Index  -0.83%    7.73%     7.69%         7.38%       45.11%         109.86%
Investment Quality Bond Trust         -1.79%    7.51%     6.19%         7.08%       43.65%          82.40%

+ Customized Benchmark is comprised of 50% of the return of the Lehman Brothers
  Government Bond Index and 50% of the return of the Lehman Brothers Corporate Bond Index.
++ Current subadviser assignment became effective April 23, 1991.
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Investment Quality Bond Trust returned -1.79%, outperforming the -2.09% return of the blended 50% Lehman Brothers Government Bond Index/50% Lehman Brothers Corporate Bond Index.

ENVIRONMENT: Bonds had their worst year since 1994. Nearly every bond category suffered, as interest rates rose throughout 1999. Treasury securities were among the hardest hit. The 30-year Treasury bond dropped an astounding 15%. Long-term Treasuries, those maturing in 10 years or more, shed over 8%. Intermediate-term Treasuries, those maturing in five to seven years, were down more than 2%. Investment grade corporate bonds were off slightly for the year, while mortgage backed and high yield bonds finished in positive territory. Concerned about an overheating economy, the Federal Reserve Board raised interest rates three times.

OUTLOOK: As yields on long-term Treasury securities move above 6.5%, value in the bond market increases, especially relative to equities. However, with substantial Fed tightening ahead and powerful momentum in the economy, interest rates will need to move higher to slow the economy and prevent a potential increase in inflation. With elevated growth expectations and a fearless Fed, sentiment is bound to reverse course. By the end of 2000, there may be signs that the domestic economy is slowing. Such an environment would create a good selling opportunity for corporate and mortgage securities. For now, however, given the strength of the economy and little risk of mortgage prepayments, the Trust will maintain its overweighted position in corporate and mortgage securities while holding fewer Treasuries.

                                      xxxiv

                             DIVERSIFIED BOND TRUST
                 (FORMERLY CONSERVATIVE ASSET ALLOCATION TRUST)

INVESTMENT OBJECTIVE &   To achieve as high a total return as is consistent with the
  POLICIES:              conservation of capital by investing primarily in fixed
                         income securities, including up to 20% in non investment
                         grade, fixed income securities.
SUBADVISER:              Capital Guardian Trust Company
PORTFOLIO MANAGER:       James S. Baker, James R. Mulally and John W. Ressner
INCEPTION DATE:          August 3, 1989++

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LINE GRAPH]

                                                      90 DAY T-BILL      LEHMAN BROTHERS                        SALOMON BROTHERS
                                DIVERSIFIED BOND      -------------      AGGREGATE BOND        CUSTOMIZED       BROAD INVESTMENT
                                      TRUST                                   INDEX             BENCHMARK       GRADE BOND INDEX
                                ----------------                         ---------------       ----------       ----------------
Dec. 1989                             10110               10337               10270               10301               10258
                                       8700               10406               10148               10087               10141
                                       9780               10469               10180               10115               10160
                                       9620               10539               10187               10133               10180
                                       9447               10606               10094               10041               10089
                                       9834               10684               10392               10449               10377
                                       9905               10755               10560               10535               10547
                                       9905               10831               10705               10614               10697
                                       9468               10903               10562               10309               10558
                                       8285               10975               10650               10184               10650
                                       9234               11041               10785               10316               10784
                                       9495               11108               11017               10553               11015
Dec. 1990                              9722               11187               11189               10730               11190
                                       9938               11254               11327               10934               11325
                                      10251               11310               11424               11223               11400
                                      10322               11378               11502               11314               11484
                                      10409               11437               11627               11402               11623
                                      10431               11492               11694               11547               11690
                                      10311               11545               11688               11412               11691
                                      10528               11600               11851               11640               11854
                                      10778               11658               12107               11833               12103
                                      10887               11714               12352               11974               12356
                                      11061               11772               12490               12107               12482
                                      11104               11829               12604               12057               12600
Dec. 1991                             11550               11882               12979               12546               12976
                                      11409               11922               12802               12453               12810
                                      11506               11958               12885               12515               12894
                                      11398               11996               12813               12387               12825
                                      11537               12044               12906               12480               12923
                                      11710               12083               13149               12665               13159
                                      11790               12122               13331               12682               13346
                                      12124               12168               13603               12909               13610
                                      12135               12201               13740               12969               13761
                                      12273               12243               13904               13076               13922
                                      12181               12232               13719               12984               13741
                                      12273               12224               13722               13097               13747
Dec. 1992                             12400               12230               13940               13253               13961
                                      12572               12266               14207               13423               14243
                                      12745               12293               14456               13579               14486
                                      12848               12327               14517               13746               14542
                                      12855               12357               14618               13792               14657
                                      12915               12387               14637               13911               14666
                                      13095               12419               14902               14048               14944
                                      13143               12452               14987               14122               15030
                                      13395               12485               15250               14402               15287
                                      13407               12519               15291               14420               15338
                                      13503               12551               15347               14527               15386
                                      13407               12583               15217               14364               15257
Dec. 1993                             13515               12622               15299               14517               15342
                                      13755               12658               15506               14779               15549
                                      13515               12680               15236               14589               15291
                                      13179               12717               14859               14256               14912
                                      13151               12750               14741               14266               14800
                                      13180               12791               14739               14300               14799
                                      13087               12843               14707               14233               14768
                                      13344               12892               14999               14480               15048
                                      13446               12938               15017               14646               15065
                                      13267               12987               14797               14473               14848
                                      13344               13042               14783               14553               14833
                                      13177               13091               14751               14410               14793
Dec. 1994                             13267               13159               14853               14522               14905
                                      13408               13225               15147               14719               15214
                                      13677               13289               15507               15027               15570
                                      13844               13357               15602               15218               15660
                                      14056               13423               15820               15448               15875
                                      14448               13493               16432               15863               16505
                                      14597               13563               16552               16029               16621
                                      14772               13628               16516               16213               16587
                                      14881               13695               16716               16332               16778
                                      15070               13756               16878               16570               16936
                                      15110               13820               17097               16642               17163
                                      15361               13882               17354               16949               17430
Dec. 1995                             15664               13961               17597               17182               17671
                                      15827               14024               17713               17354               17791
                                      15732               14080               17405               17284               17489
                                      15719               14136               17283               17297               17363
                                      15744               14197               17186               17378               17234
                                      16801               14260               17152               17459               17224
                                      15917               14322               17381               17572               17446
                                      16787               14385               17428               17400               17493
                                      16859               14452               17399               17519               17469
                                      16219               14520               17702               17902               17773
                                      16478               14585               18094               18162               18173
                                      16896               14648               18404               18613               18472
Dec. 1996                             16766               14713               18233               18494               18310
                                      16954               14780               18289               18709               18381
                                      16997               14838               18335               18765               18401
                                      16766               14900               18131               18518               18216
                                      17055               14973               18403               18846               18476
                                      17431               15053               18578               19289               18650
                                      17746               15107               18799               19652               18872
                                      18287               15187               19307               20262               19383
                                      18002               15257               19143               19971               19216
                                      18430               15327               19426               20434               19499
                                      18398               15393               19708               20389               19780
                                      18557               15459               19798               20582               19873
Dec. 1997                             18684               15525               19998               20793               20075
                                      18890               15600               20254               21021               20334
                                      19239               15658               20238               21406               20320
                                      19556               15731               20307               21715               20399
                                      19683               15802               20413               21856               20505
                                      19701               15873               20607               21863               20702
                                      19911               15941               20782               22142               20872
                                      19911               16012               20825               22104               20916
                                      19194               16085               21165               21484               21236
                                      19648               16170               21660               22012               21737
                                      19928               16233               21545               22418               21639
                                      20295               16289               21668               22841               21758
Dec. 1998                             20680               16352               21733               23235               21826
                                      20943               16414               21887               23507               21987
                                      20576               16463               21504               23121               21602
                                      20891               16534               21623               23436               21726
                                      21060               16594               21692               23766               21797
                                      20772               16657               21501               23519               21597
                                      20695               16722               21432               23794               21523
                                      20598               16787               21342               23651               21437
                                      20579               16854               21331               23630               21422
                                      20809               16920               21579               23680               21679
                                      20849               16991               21659               24094               21744
                                      20887               17064               21656               24323               21742
Dec. 1999                             20601               16581               20986               24045               21098

                               PERFORMANCE TABLE

                                                                                                    Cumulative Total Return
                                                              Average Annual Total Return                              Since++
              Periods Ending December 31, 1999                1 Year    5 Year    10 Year       5 Year    10 Year    May 1, 1999
90 Day T-Bill*                                                 4.82%     5.43%     5.19%        30.26%     65.81%       3.30%
Lehman Brothers Aggregate Bond Index                          -0.83%     7.73%     7.69%        45.11%    109.86%      -0.64%
Customized Benchmark+                                          6.60%    11.27%     9.17%        70.57%    140.45%       4.21%
Salomon Brothers Broad Investment Grade Bond Index**          -0.83%     7.74%     7.75%        45.20%    110.98%      -0.70%
Diversified Bond Trust                                         0.72%     9.44%     7.50%        56.99%    106.01%      -1.01%

 + Customized Benchmark is comprised of 20% of the return of the Wilshire 5000
   Index, 5% of the MSCI EAFE Index, 50% of the Lehman Brothers Aggregate Bond Index, 25% of the 90 Day T-Bill.
** The Salomon Brothers Broad Investment Grade Bond Index was added to more accurately reflect the investment objective of the Diversified Bond Trust.
 ++ Current subadviser assignment became effective May 1, 1999.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Diversified Bond Trust returned 0.72%, outperforming the -0.83% return of the Salomon Brothers Broad Investment Grade Bond Index. Capital Guardian Trust Company (CGTC) assumed management of the Trust, formerly managed Fidelity Management Trust Company, on May 1, 1999. As a result, performance for 1999 is attributable to both asset management firms. Under CGTC's management, the Diversified Bond Trust returned -1.01% since May 1, 1999, underperforming the -0.70% return of the Salomon Brothers Broad Investment Grade Bond Index for the same period.

ENVIRONMENT: The U.S. economy continued to show signs of strength in the fourth quarter. Economic growth for the third quarter of 1999 was revised upward to an annualized rate of 5.7%, and yields rose across the yield curve. Higher commodity prices in 1999 also boosted interest rates higher. By the end of the year, investors had pushed up the rate on the 30-year Treasury bond to 6.48%. The 6.48% yield is the highest it has been in over two years. While interest rates reacted to a continuation of strong growth in the United States, there were few signs of incipient inflation.

OUTLOOK: How high will rates need to rise in order to slow what the Federal Reserve Board believes is, or will soon be, excessive growth? That is the big questions facing investors. Some market participants wonder if the "new economy" can be slowed by higher interest rates, as the technology-related segment of the economy has so far been resistant to higher rates. Interest rates have already risen substantially, and there is a small chance that synchronized global growth will force rates much higher. However, the worst may be behind us, and rates may peak in 2000. When that occurs, the Trust will lengthen its duration. The Trust will continue to underweight Treasury securities and overweight other sectors of the market.

                        U.S. GOVERNMENT SECURITIES TRUST

INVESTMENT OBJECTIVE     To provide a high level of current income consistent with
  & POLICIES:            the preservation of capital and maintenance of liquidity by investing primarily in debt obligations and mortgage backed securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, and derivative securities
                         such as collateralized mortgage obligations backed by such securities.
SUBADVISER:              Salomon Brothers Asset Management Inc.
PORTFOLIO MANAGER:       Roger Lavan
INCEPTION DATE:          March 18, 1988++

          CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
[LINE GRAPH]

                                                                                                    SALOMON BROTHERS 1-10 YEAR
                                                              U.S. GOVERNMENT SECURITIES TRUST            TREASURY INDEX
                                                              --------------------------------      --------------------------
Dec. 1989                                                                 10947.00                           11654.00
                                                                          10847.00                           11594.00
                                                                          10887.00                           11640.00
                                                                          10907.00                           11663.00
                                                                          10847.00                           11631.00
                                                                          11098.00                           11876.00
                                                                          11239.00                           12043.00
                                                                          11409.00                           12228.00
                                                                          11369.00                           12177.00
                                                                          11460.00                           12301.00
                                                                          11570.00                           12458.00
                                                                          11741.00                           12659.00
Dec. 1990                                                                 11892.00                           12836.00
                                                                          12023.00                           12972.00
                                                                          12073.00                           13059.00
                                                                          12123.00                           13144.00
                                                                          12228.00                           13294.00
                                                                          12302.00                           13375.00
                                                                          12302.00                           13398.00
                                                                          12460.00                           13550.00
                                                                          12724.00                           13810.00
                                                                          12925.00                           14057.00
                                                                          13072.00                           14195.00
                                                                          13231.00                           14367.00
Dec. 1991                                                                 13558.00                           14682.00
                                                                          13336.00                           14570.00
                                                                          13389.00                           14611.00
                                                                          13283.00                           14561.00
                                                                          13437.00                           14700.00
                                                                          13647.00                           14916.00
                                                                          13879.00                           15130.00
                                                                          14166.00                           15402.00
                                                                          14320.00                           15558.00
                                                                          14519.00                           15760.00
                                                                          14298.00                           15568.00
                                                                          14221.00                           15511.00
Dec. 1992                                                                 14397.00                           15696.00
                                                                          14640.00                           15991.00
                                                                          14850.00                           16216.00
                                                                          14916.00                           16283.00
                                                                          15015.00                           16415.00
                                                                          14969.00                           16377.00
                                                                          15210.00                           16604.00
                                                                          15233.00                           16642.00
                                                                          15429.00                           16879.00
                                                                          15486.00                           16959.00
                                                                          15509.00                           16988.00
                                                                          15429.00                           16917.00
Dec. 1993                                                                 15498.00                           16991.00
                                                                          15647.00                           17157.00
                                                                          15440.00                           16955.00
                                                                          15256.00                           16690.00
                                                                          15232.00                           16579.00
                                                                          15256.00                           16591.00
                                                                          15219.00                           16599.00
                                                                          15389.00                           16827.00
                                                                          15462.00                           16873.00
                                                                          15280.00                           16735.00
                                                                          15244.00                           16725.00
                                                                          15207.00                           16671.00
Dec. 1994                                                                 15304.00                           16729.00
                                                                          15571.00                           17016.00
                                                                          15898.00                           17358.00
                                                                          15994.00                           17456.00
                                                                          16172.00                           17662.00
                                                                          16755.00                           18173.00
                                                                          16859.00                           18271.00
                                                                          16820.00                           18298.00
                                                                          16975.00                           18467.00
                                                                          17092.00                           18586.00
                                                                          17286.00                           18777.00
                                                                          17493.00                           19009.00
Dec. 1995                                                                 17688.00                           19172.00
                                                                          17804.00                           19330.00
                                                                          17519.00                           19159.00
                                                                          17416.00                           19079.00
                                                                          17352.00                           18990.00
                                                                          17283.00                           18982.00
                                                                          17475.00                           19197.00
                                                                          17530.00                           19260.00
                                                                          17544.00                           19270.00
                                                                          17818.00                           19547.00
                                                                          18148.00                           19899.00
                                                                          18422.00                           20131.00
Dec. 1996                                                                 18285.00                           20038.00
                                                                          18381.00                           20147.00
                                                                          18450.00                           20182.00
                                                                          18313.00                           20102.00
                                                                          18557.00                           20325.00
                                                                          18689.00                           20487.00
                                                                          18865.00                           20673.00
                                                                          19232.00                           21048.00
                                                                          19144.00                           20974.00
                                                                          19379.00                           21204.00
                                                                          19600.00                           21424.00
                                                                          19644.00                           21463.00
Dec. 1997                                                                 19835.00                           21660.00
                                                                          20070.00                           21934.00
                                                                          20085.00                           21917.00
                                                                          20143.00                           22036.00
                                                                          20256.00                           22121.00
                                                                          20395.00                           22293.00
                                                                          20503.00                           22428.00
                                                                          20580.00                           22518.00
                                                                          20858.00                           22821.00
                                                                          21274.00                           23252.00
                                                                          21166.00                           23279.00
                                                                          21197.00                           23285.00
Dec. 1998                                                                 21321.00                           23381.00
                                                                          21413.00                           23489.00
                                                                          21181.00                           23148.00
                                                                          21321.00                           23303.00
                                                                          21385.00                           23368.00
                                                                          21208.00                           23219.00
                                                                          21159.00                           23261.00
                                                                          21015.00                           23284.00
                                                                          21015.00                           23328.00
                                                                          21320.00                           23512.00
                                                                          21401.00                           23543.00
                                                                          21369.00                           23557.00
Dec. 1999                                                                 19432.00                           19874.00

                               PERFORMANCE TABLE

                                                    Average Annual Total Return          Cumulative Total Return
                                                                             Since++
     Periods Ending December 31, 1999       1 Year   5 Year    10 Year    Dec. 13, 1991   5 Year        10 Year
Salomon Brothers 1-10 Year Treasury Index*   0.51%    6.95%     7.11%         6.24%       39.91%        98.74%
U.S. Government Securities Trust            -0.23%    6.81%     6.87%         5.93%       38.99%        94.32%

++ Current subadviser assignment became effective December 13, 1991.
* All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the U.S. Government Securities Trust returned -0.23%, underperforming the 0.51% return of the Salomon Brothers 1-10 Year Treasury Index.

ENVIRONMENT: Entering 1999, the global economy appeared to be very weak with recessions in the greater part of Asia and Latin America. Brazil's currency devaluation in early January, however, marked the end to many global growth problems and improved growth in Europe. This global recovery led to inflationary concerns in the United States, as the government issued $30 billion in new Treasury offerings. The Government's Treasury issuance resulted in low prices and a poor auction. Because of a strong equity market, inflation fears and three Federal Reserve Board interest rate hikes, the fixed income market did not improve. Y2K concerns led to a decline in fixed income issuance and poor liquidity. Lack of bond issuance and liquidity were a further drag on the fixed income sector.

OUTLOOK: The challenge remains for Federal Reserve policymakers to slow the economy to a more sustainable pace. Because the continued tight labor market could result in higher inflation, a case can be made for another 50 basis points of Federal Reserve Board tightening during the first part of 2000. Such a tightening will likely do more to flatten the yield curve than move the overall bond market to higher levels. If the Fed is successful in offsetting rising inflation, then long-term interest rates should start to decline before year-end 2000 and into 2001.

                                      xxxvi

                        LIFESTYLE AGGRESSIVE 1000 TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing 100% of
  POLICIES:              the portfolio's assets in other portfolios of the Trust
                         ("underlying portfolios") that invest primarily in equity
                         securities. Current income is not a consideration.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LIFESTYLE AGGRESSIVE 1000 TRUST PERFORMANCE GRAPH]

                                              LIFESTYLE AGGRESSIVE 1000                               LIFESTYLE AGGRESSIVE BLENDED
                                                        TRUST                RUSSELL 2000 INDEX                  INDEX
                                              -------------------------      ------------------       ---------------------------
December 1996                                         10000.00                    10000.00
                                                      10112.00                    10200.00                      10200.00
                                                       9920.00                     9952.00                       9952.00
March 1997                                             9568.00                     9483.00                       9842.00
                                                       9637.00                     9509.00                       9509.00
                                                      10302.00                    10567.00                      10566.00
June 1997                                             10738.00                    11020.00                      11020.00
                                                      11321.00                    11533.00                      11532.00
                                                      10886.00                    11797.00                      11796.00
September 1997                                        11543.00                    12660.00                      12660.00
                                                      10968.00                    12104.00                      12104.00
                                                      10960.00                    12026.00                      12025.00
December 1997                                         11089.00                    12236.00                      12236.00
                                                      10990.00                    12043.00                      12042.00
                                                      11690.00                    12933.00                      12932.00
March 1998                                            12209.00                    13465.00                      13465.00
                                                      12286.00                    13540.00                      13539.00
                                                      11852.00                    12810.00                      12809.00
June 1998                                             12034.00                    12837.00                      12836.00
                                                      11402.00                    11798.00                      11798.00
                                                       9522.00                     9507.00                       9507.00
September 1998                                         9894.00                    12051.00                      10251.00
                                                      10345.00                    10670.00                      10669.00
                                                      10925.00                    11229.00                      11228.00
December 1998                                         11628.00                    11924.00                      11923.00
                                                      11733.00                    12083.00                      12082.00
                                                      11029.00                    11104.00                      11103.00
March 1999                                            11385.00                    11277.00                      11277.00
                                                      11625.00                    12288.00                      12287.00
                                                      11371.00                    12467.00                      12025.00
June 1999                                             11944.00                    13030.00                      12575.00
                                                      11835.00                    12673.00                      12445.00
                                                      11635.00                    12205.00                      12288.00
September 1999                                        11480.00                    12207.00                      12191.00
                                                      11880.00                    12256.00                      12688.00
                                                      12298.00                    12987.00                      13168.00
December 1999                                         13326.00                    14459.00                      14273.00

                               PERFORMANCE TABLE

                                                              Average Annual Total Return        Cumulative Total Return
                                                                                 Since                    Since
              Periods Ending December 31, 1999                1 Year           Inception                Inception
Russell 2000 Index*                                           21.26%            13.08%                   44.59%
Lifestyle Aggressive Blended Index+**                         19.70%            12.59%                   42.73%
Lifestyle Aggressive 1000 Trust                               14.61%            10.11%                   33.26%

 + The Lifestyle Aggressive Blended Index is a blend of returns of the previous benchmark, the Russell 2000 Index since inception and the new blended benchmark (41% Russell 1000 Index, 27% Russell 2000 Index, and 32% MSCI EAFE Index) since May 1, 1999.
** The Lifestyle Aggressive Blended Index was added to more accurately reflect the investment objective of the Lifestyle Aggressive 1000 Trust.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Lifestyle Aggressive 1000 Trust returned 14.61%, underperforming the 19.70% return of the Blended Index. Because the Trust's policy weights and manager allocations were changed on May 1, 1999, the Trust's 1999 performance is comprised of two different portfolio weightings.

ENVIRONMENT: The tame and steady returns generated by the broad diversification of the Lifestyle Aggressive 1000 Trust were not indicative of the many twists and turns in the domestic and international equity markets during 1999. During the first quarter, large cap growth stocks dominated the market. Both small cap and value stocks underperformed. Japan and the emerging markets rebounded. In the second quarter, value stocks recovered from their lows. The emerging markets continued to advance. Performance in European markets lagged that of other overseas markets. By mid year, investors began to favor a variety of investment styles, and all investment styles reached double-digit levels. The market gave up these gains, however, in the third quarter, as the Federal Reserve Board raised interest rates. International stocks were the exception, producing solid third-quarter gains. Growth stocks rallied in the fourth quarter, with small and mid cap stocks making the strongest advances. Technology stocks were leaders. Therefore, value investors were left behind. International stocks fared well. Emerging market stocks took the lead, and European stocks kept pace with Asian stocks. For 1999, mid cap growth stocks produced the highest returns. The Russell Mid Cap Growth Index rose 51.29%. Small cap stocks outperformed larger stocks. The Russell 2000 Index, a measure of small cap stock performance, returned 21.26%. In comparison, the large cap S&P 500 Index returned 21.04%. Within the small cap arena, however, value stocks declined 1.49%. In the international area, the MSCI EAFE Index, which measures the performance of overseas stocks, rose 27.30%. In May 1999, the portfolios were redesigned using new asset allocation methods and a new State Street Global Advisors-developed manager allocation strategy. These changes led to good performance in the second half of the year. Going forward, these new allocations should provide more robust performance and should rely less on the performance of a particular asset class.

OUTLOOK: In 2000, U.S. economic growth should be good. While strong economic growth could lead to near-term interest rate hikes, it could also have a positive effect on corporate earnings. In some sectors, the U.S. stock market is challenged by high valuations, however, fundamentals appear to be good. Overseas markets are more attractively valued and should benefit from a synchronized global economic recovery. Unless there is an unexpected market shock, it is reasonable to believe that returns should approach historical norms.

                                     xxxvii

                           LIFESTYLE GROWTH 820 TRUST

INVESTMENT OBJECTIVE &   To achieve long-term growth of capital by investing
  POLICIES:              approximately 20% of the portfolio's assets in underlying
                         portfolios that invest primarily in fixed income securities and approximately 80% of its assets in underlying portfolios that invest primarily in equity securities. Current income is also a consideration.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LIFESTYLE GROWTH 820 TRUST PERFORMANCE GRAPH]

                                                      S&P 500 INDEX      LEHMAN BROTHERS
                                LIFESTYLE GROWTH      -------------      GOV'T/CORP BOND         CUSTOM         LIFESTYLE GROWTH
                                    820 TRUST                                 INDEX             BENCHMARK         BLENDED INDEX
                                ----------------                         ---------------        ---------       ----------------
December 1996                       10000.00            10000.00            10000.00            10000.00
                                    10144.00            10621.00            10012.00            10226.00            10230.00
                                    10104.00            10707.00            10033.00            10180.00            10184.00
March 1997                           9824.00            10262.00             9914.00             9846.00             9857.00
                                     9967.00            10874.00            10058.00            10044.00            10051.00
                                    10517.00            11542.00            10152.00            10717.00            10724.00
June 1997                           10894.00            12057.00            10274.00            11105.00            11108.00
                                    11420.00            13014.00            10588.00            11683.00            11670.00
                                    11132.00            12290.00            10470.00            11550.00            11547.00
September 1997                      11641.00            12964.00            10634.00            12150.00            12138.00
                                    11173.00            12531.00            10804.00            11737.00            11717.00
                                    11247.00            13111.00            10861.00            11865.00            11839.00
December 1997                       11384.00            13336.00            10975.00            12057.00            12027.00
                                    11367.00            13484.00            11130.00            12066.00            12034.00
                                    11971.00            14457.00            11107.00            12753.00            12722.00
March 1998                          12401.00            15197.00            11142.00            13210.00            13177.00
                                    12467.00            15350.00            11198.00            13285.00            13252.00
                                    12188.00            15086.00            11317.00            12937.00            12898.00
June 1998                           12293.00            15699.00            11433.00            13073.00            13026.00
                                    11901.00            15532.00            11442.00            12610.00            12570.00
                                    10302.00            13286.00            11665.00            10928.00            10886.00
September 1998                      10615.00            14137.00            11999.00            11480.00            11429.00
                                    11102.00            15287.00            11914.00            12085.00            12041.00
                                    11641.00            16214.00            11985.00            12608.00            12552.00
December 1998                       12090.00            17148.00            12014.00            13208.00            13152.00
                                    12134.00            17865.00            12099.00            13304.00            13244.00
                                    11677.00            17309.00            11811.00            12706.00            12667.00
March 1999                          12010.00            18002.00            11870.00            13004.00            12969.00
                                    12456.00            18698.00            11900.00            13755.00            13719.00
                                    12281.00            18257.00            11777.00            13712.00            13460.00
June 1999                           12777.00            19270.00            11741.00            14259.00            13964.00
                                    12668.00            18669.00            11708.00            14071.00            13805.00
                                    12512.00            18576.00            11699.00            13830.00            13677.00
September 1999                      12392.00            18067.00            11804.00            13686.00            13574.00
                                    12751.00            19210.00            11835.00            14081.00            14082.00
                                    12165.00            19600.00            11828.00            14602.00            14483.00
December 1999                       14093.00            20757.00            11756.00            15691.00            15393.00

                               PERFORMANCE TABLE

                                                              Average Annual Total Return        Cumulative Total Return
                                                                                 Since                    Since
              Periods Ending December 31, 1999                1 Year           Inception                Inception
S&P 500 Index*                                                21.04%             27.56%                  107.57%
Lehman Brothers Government/Corporate Bond Index               -2.15%              5.54%                   17.56%
Custom Benchmark+                                             18.81%             16.20%                   56.91%
Lifestyle Growth Blended Index++**                            17.04%             15.46%                   53.93%
Lifestyle Growth 820 Trust                                    16.56%             12.20%                   40.93%

 + Custom Benchmark is comprised of 20% of the return of the Russell 1000 Index, 50% of the Russell 2500 Index, 10% of the MSCI EAFE Index, 15% of the Lehman Brothers Government/Corporate Bond Index, 5% of the US 30-day T-Bill.
++ The Lifestyle Growth Blended Index is a blend of returns of the previous benchmark (20% Russell 1000 Index, 50% Russell 2500 Index, 10% MSCI EAFE Index, 15% Lehman Brothers Government/Corporate Bond Index, 5% U.S. 30-day T-Bill) since inception and the new blended benchmark (42% Russell 1000 Index, 17% Russell 2000 Index, 21% MSCI EAFE Index, 20% Lehman Brothers IT Goverment/Corporate Bond Index) since May 1, 1999.
** The Lifestyle Growth Blended Index was added to more accurately reflect the investment objective of the Lifestyle Growth 820 Trust.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Lifestyle Growth 820 Trust returned 16.56%, underperforming the 17.04% return of the Blended Index. Because the Trust's policy weights and manager allocations were changed on May 1, 1999, the Trust's 1999 performance is comprised of two different portfolio weightings.

ENVIRONMENT: The steady returns of the Lifestyle Growth 820 Trust belied the many twists and turns in the domestic and international equity markets during 1999. During the first quarter, large cap growth stocks dominated the market. Both small cap and value stocks underperformed. Japan and the emerging markets rebounded. In the second quarter, value stocks recovered. The emerging markets continued to advance. The performance of European markets lagged that of other overseas markets. By mid year, investors favored a variety of investment styles, and all investment styles reached double-digit levels. The market gave up these gains, however, in the third quarter, as the Federal Reserve Board raised interest rates. International stocks were the exception, producing solid third-quarter gains. Growth stocks rallied in the fourth quarter, with small and mid cap stocks making the strongest advances. Technology stocks were leaders. Value investors were left behind once again. Overseas, emerging market stocks took the lead, and European stocks kept pace with Asian stocks. For 1999, the Russell Mid Cap Growth Index rose 51.29%. Small cap stocks outperformed large cap stocks. The Russell 2000 Index returned 21.26%. In comparison, the large cap S&P 500 Index returned 21.04%. Within the small cap arena, value stocks declined 1.49%. In the international area, the MSCI EAFE Index rose 27.30%. Because of the Fed's interest rate hikes, the fixed income markets were challenged. High yield bonds produced small gains. The rest of the fixed income market was either flat or declined. In May 1999, the portfolios were redesigned using new asset allocation methods and a new State Street Global Advisors-developed manager allocation strategy. These changes led to good performance in the second half of the year. Going forward, these new allocations should provide more robust performance and should rely less on the performance of a particular asset class.

OUTLOOK: In 2000, U.S. economic growth should to be good. While strong economic growth could lead to interest rate hikes, it could also have a positive effect on corporate earnings. In some sectors, the U.S. stock market is challenged by high valuations, however, fundamentals appear to be good. Overseas markets are more attractively valued and should benefit from a synchronized global economic recovery. Unless there is an unexpected market shock, it is reasonable to believe that returns in 2000 should approach historical norms.

                                     xxxviii

                          LIFESTYLE BALANCED 640 TRUST

INVESTMENT OBJECTIVE &   To provide a balance between a high level of current income
  POLICIES:              and growth of capital with a greater emphasis on growth of capital by investing approximately 40% of the portfolio's
                         assets in underlying portfolios that invest primarily in
                         fixed income securities and approximately 60% of its assets in underlying portfolios that invest primarily in equity
                         securities.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LIFESTYLE BALANCED 640 TRUST PERFORMANCE GRAPH]

                                                           S&P 500 INDEX       LEHMAN BROTHERS
                                    LIFESTYLE BALANCED     -------------     GOVERNMENT/CORPORATE        CUSTOM
                                        640 TRUST                                 BOND INDEX            BENCHMARK
                                    ------------------                       --------------------       ---------
December 1996                             10000                10000                10000                 10000
                                          10147                10621                10012                 10222
                                          10151                10707                10033                 10206
March 1997                                 9907                10262                 9914                  9922
                                          10099                10874                10058                 10144
                                          10528                11542                10152                 10653
June 1997                                 10842                12057                10274                 10967
                                          11330                13014                10588                 11499
                                          11127                12290                10470                 11334
September 1997                            11541                12964                10634                 11802
                                          11176                12531                10804                 11564
                                          11261                13111                10861                 11722
December 1997                             11411                13336                10975                 11896
                                          11397                13484                11130                 11946
                                          11887                14457                11107                 12455
March 1998                                12235                15197                11142                 12811
                                          12282                15350                11198                 12888
                                          12069                15086                11317                 12681
June 1998                                 12149                15699                11433                 12853
                                          11803                15532                11442                 12563
                                          10526                13286                11665                 11384
September 1998                            10890                14137                11999                 11904
                                          11271                15287                11914                 12375
                                          11723                16214                11985                 12808
December 1998                             12064                17148                12014                 13285
                                          12100                17865                12099                 13428
                                          11725                17309                11811                 12950
March 1999                                12002                18002                11870                 13209
                                          12422                18698                11900                 13744
                                          12224                18257                11777                 13661
June 1999                                 12545                19270                11741                 14068
                                          12403                18669                11708                 13892
                                          12337                18576                11699                 13733
September 1999                            12262                18067                11804                 13628
                                          12610                19210                11835                 13987
                                          12939                19600                11828                 14341
December 1999                             13562                20757                11756                 15068


                                    LIFESTYLE BALANCED
                                      BLENDED INDEX
                                    ------------------
December 1996                             10000
                                          10230
                                          10213
March 1997                                 9944
                                          10159
                                          10666
June 1997                                 10970
                                          11468
                                          11326
September 1997                            11780
                                          11524
                                          11670
December 1997                             11835
                                          11881
                                          12392
March 1998                                12748
                                          12824
                                          12606
June 1998                                 12761
                                          12486
                                          11299
September 1998                            11803
                                          12292
                                          12700
December 1998                             13179
                                          13315
                                          12877
March 1999                                13144
                                          13678
                                          13455
June 1999                                 13841
                                          13715
                                          13634
September 1999                            13572
                                          13988
                                          14281
December 1999                             14922

                               PERFORMANCE TABLE

                                                              Average Annual Total Return        Cumulative Total Return
                                                                                 Since                    Since
              Periods Ending December 31, 1999                1 Year           Inception                Inception
S&P 500 Index*                                                21.04%             27.56%                  107.57%
Lehman Brothers Government/Corporate Bond Index               -2.15%              5.54%                   17.56%
Custom Benchmark+                                             13.42%             14.65%                   50.68%
Lifestyle Balanced Blended Index++**                          13.23%             14.27%                   49.22%
Lifestyle Balanced 640 Trust                                  12.42%             10.76%                   35.62%

 + Custom Benchmark is comprised of 25% of the return of the Russell 1000 Index, 30% of the Russell 2500 Index, 5% of the MSCI EAFE Index, 30% of the Lehman Brothers Government/Corporate Bond Index, 10% of the US 30-day T-Bill.
++ The Lifestyle Balanced Blended Index is a blend of returns of the previous benchmark (25% Russell 1000 Index, 30% Russell 2500 Index, 5% MSCI EAFE Index, 30% Lehman Brothers Government/Corporate Bond Index, 10% U.S. 30-day T-Bill) since inception and the new blended benchmark (35% Russell 1000 Index, 10% Russell 2000 Index, 15% MSCI EAFE Index, 35% Lehman Brothers IT Government/Corporate Bond Index, and 5% of the 3-month Treasury Bill) since May 1, 1999.
** The Lifestyle Balanced Blended Index was added to more accurately reflect the investment objective of the Lifestyle Balanced 640 Trust.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Lifestyle Balanced 640 Trust returned 12.42%, underperforming the 13.23% return of the Blended Index. Because the Trust's policy weights and manager allocations were changed on May 1, 1999, the Trust's 1999 performance is comprised of two different portfolio weightings.

ENVIRONMENT: Nineteen ninety-nine was a good year for most equity investors but disappointing for fixed income investors. The Lifestyle Balanced 640 Trust's 60% allocation to equity and broad diversification produced strong returns this year. Six of the nine domestic equity styles produced returns near or above the 20% mark. The large cap S&P 500 Index, rose 21.04%. However, value stocks lagged significantly across all market capitalizations producing low single digit or negative returns. A brief rally in value stocks in the second quarter was short-lived and growth stocks took the lead in the second half. The Russell 2000 Index, which measures small cap performance, rose 21.26%, For the second consecutive year, real estate stocks were poor performers. The NAREIT Index, a measure of real estate stock performance, declined 6.48%. The MSCI EAFE Index, which measures foreign stock performance, rose over 27%. The emerging markets also produced excellent returns, with the IFCI Emerging Composite Index gaining over 67%. Because the Federal Reserve Board raised interest rates, the fixed income markets were challenged. As a result, the Lehman Brothers Aggregate Bond Index declined 0.83%. High yield bonds performed better than high quality bonds, and the Salomon Brothers High Yield Index rose 1.73%, Emerging market bonds rose over 21%. In May 1999, the portfolios were redesigned using new asset allocation methods and a new State Street Global Advisors-developed manager allocation strategy. These changes led to good performance in the second half of the year. Going forward, these new allocations should provide more robust performance and should rely less on the performance of a particular asset class.

OUTLOOK: In 2000, U.S. economic growth should be good. While strong economic growth could lead to interest rate hikes, it could also have a positive effect on corporate earnings. In some sectors, the U.S. stock market is challenged by high valuations, however, fundamentals appear to be good. Overseas markets are more attractively valued and should benefit from a synchronized global economic recovery. Unless there is an unexpected market shock, it is reasonable to believe that returns in 2000 should approach historical norms.

                                      xxxix

                          LIFESTYLE MODERATE 460 TRUST

INVESTMENT OBJECTIVE &   To provide a balance between a high level of current income
  POLICIES:              and growth of capital with a greater emphasis on income by investing approximately 60% of the Trust's assets in
                         underlying portfolios that invest primarily in fixed income securities and approximately 40% of its assets in underlying portfolios that invest primarily in equity securities.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES

                                                           S&P 500 INDEX       LEHMAN BROTHERS
                                    LIFESTYLE MODERATE     -------------     GOVERNMENT/CORPORATE      CUSTOMIZED
                                        460 TRUST                                 BOND INDEX            BENCHMARK
                                    ------------------                       --------------------      ----------
December 1996                            10000.00            10000.00              10000.00             10000.00
                                         10134.00            10621.00              10012.00             10174.00
                                         10206.00            10707.00              10033.00             10194.00
March 1997                               10046.00            10262.00               9914.00             10004.00
                                         10253.00            10874.00              10058.00             10217.00
                                         10548.00            11542.00              10152.00             10554.00
June 1997                                10785.00            12057.00              10274.00             10789.00
                                         11182.00            13014.00              10588.00             11209.00
                                         10998.00            12290.00              10470.00             11018.00
September 1997                           11285.00            12964.00              10634.00             11346.00
                                         11082.00            12531.00              10804.00             11235.00
                                         11232.00            13111.00              10861.00             11387.00
December 1997                            11370.00            13336.00              10975.00             11527.00
                                         11463.00            13484.00              11130.00             11626.00
                                         11819.00            14457.00              11107.00             11959.00
March 1998                               12066.00            15197.00              11142.00             12205.00
                                         12123.00            15350.00              11198.00             12281.00
                                         12066.00            15086.00              11317.00             12214.00
June 1998                                12142.00            15699.00              11433.00             12389.00
                                         12076.00            15532.00              11442.00             12289.00
                                         11246.00            13286.00              11665.00             11619.00
September 1998                           11517.00            14137.00              11999.00             12010.00
                                         11913.00            15287.00              11914.00             12356.00
                                         12264.00            16214.00              11985.00             12676.00
December 1998                            12480.00            17148.00              12014.00             13001.00
                                         12502.00            17865.00              12099.00             13157.00
                                         12327.00            17309.00              11811.00             12853.00
March 1999                               12574.00            18002.00              11870.00             13066.00
                                         12999.00            18698.00              11900.00             13370.00
                                         12877.00            18257.00              11777.00             13247.00
June 1999                                13029.00            19270.00              11741.00             13509.00
                                         12925.00            18669.00              11708.00             13399.00
                                         12820.00            18576.00              11699.00             13338.00
September 1999                           12801.00            18067.00              11804.00             13288.00
                                         12943.00            19210.00              11835.00             13591.00
                                         13114.00            19600.00              11828.00             13789.00
December 1999                            13466.00            20757.00              11756.00             14192.00


                                    LIFESTYLE MODERATE
                                      BLENDED INDEX
                                    ------------------
December 1996                            10000.00
                                         10183.00
                                         10202.00
March 1997                               10030.00
                                         10234.00
                                         10567.00
June 1997                                10792.00
                                         11173.00
                                         11008.00
September 1997                           11318.00
                                         11188.00
                                         11328.00
December 1997                            11457.00
                                         11552.00
                                         11887.00
March 1998                               12133.00
                                         12208.00
                                         12127.00
June 1998                                12284.00
                                         12197.00
                                         11517.00
September 1998                           11888.00
                                         12256.00
                                         12546.00
December 1998                            12876.00
                                         13023.00
                                         12764.00
March 1999                               12987.00
                                         13292.00
                                         13130.00
June 1999                                13386.00
                                         13306.00
                                         13255.00
September 1999                           13255.00
                                         13529.00
                                         13731.00
December 1999                            14145.00

                               PERFORMANCE TABLE

                                                 Average Annual Total Return   Cumulative Total Return
                                                                    Since               Since
       Periods Ending December 31, 1999          1 Year           Inception           Inception
S&P 500 Index*                                   21.04%             27.56%             107.57%
Lehman Brothers Government/Corporate Bond Index  -2.15%              5.54%              17.56%
Customized Benchmark+                             9.17%             12.38%              41.92%
Lifestyle Moderate Blended Index++**              9.85%             12.25%              41.45%
Lifestyle Moderate 460 Trust                      7.89%             10.50%              34.66%

 + Customized Benchmark is comprised of 25% of the return of the Russell 1000
   Index, 10% of the Russell 2500 Index, 5% of the MSCI EAFE Index, 35% of the Lehman Brothers Government/Corporate Bond Index, 25% of the U.S. 30-day T-Bill.
++ The Lifestyle Moderate Blended Index is a blend of returns of the previous benchmark (25% Russell 1000 Index, 10% Russell 2500 Index, 5% MSCI EAFE Index, 35% Lehman Brothers Government/Corporate Bond Index, 25% U.S. 30-day T-Bill) since inception and the new blended benchmark (22% Russell 1000 Index, 8% Russell 2000 Index, 10% MSCI EAFE Index, 50% Lehman Brothers IT Government/Corporate Bond Index, and 10% of the 3-month Treasury Bill) since May 1, 1999.
** The Lifestyle Moderate Blended Index was added to more accurately reflect the
   Investment objective of the Lifestyle Moderate 460 Trust.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                          PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Lifestyle Moderate 460 Trust returned 7.89%, underperforming the 9.85% return of the Blended Index. Because the Trust's policy weights and manager allocations were changed on May 1, 1999, the Trust's 1999 performance is comprised of two different portfolio weightings.

ENVIRONMENT: Nineteen ninety-nine was a disappointing year for fixed income investors. With 60% of the Lifestyle Moderate 460 Trust's assets in fixed income, the trust's strong positive returns were welcome. It was a good year for most equity investors. The Trust's 40% allocation to equity, including a 12% allocation to international stocks, provided a strong performance boost. The Federal Reserve Board interest rate hikes were negative for the bond markets. The Lehman Brothers Aggregate Bond Index declined 0.83%. Longer-term bonds fell hardest with the Lehman Brothers Long-Term Government/Corporate Index declining 7.64%. Short-term bonds were less effected with the Salomon Brothers 3-month Treasury Bill Index gaining 4.74%. High yield bonds performed better than higher quality corporate bonds of similar duration, and the Salomon Brothers High Yield Index rose 1.73%. Emerging market bonds rose over 21%. In the equity markets, six of the nine domestic equity styles produced returns near or above the 20% mark. The S&P 500 Index rose 21.04% while the Russell 2000 Index, which measures small cap performance, rose 21.26%. Value stocks were laggards across all market capitalizations. For the second consecutive year, real estate stocks were poor performers. The NAREIT Index, a measure of real estate stock performance, declined 6.48%. The MSCI EAFE Index, a measure of international stock performance rose over 27%. In May 1999, the portfolios were redesigned using new asset allocation methods and a new State Street Global Advisors-developed manager allocation strategy. These changes led to good performance in the second half of the year. Going forward, these new allocations should provide more robust performance and should rely less on the performance of a particular asset class.

OUTLOOK: In 2000, U.S. economic growth should be good. While strong economic growth could lead to interest rate hikes, it could also have a positive effect on corporate earnings. In some sectors, the U.S. stock market is challenged by high valuations, however, fundamentals appear to be good. Overseas markets are more attractively valued and should benefit from a synchronized global economic recovery. Unless there is an unexpected market shock, it is reasonable to believe that returns in 2000 should approach historical norms.

                                       xl

                        LIFESTYLE CONSERVATIVE 280 TRUST

INVESTMENT OBJECTIVE &   To provide a high level of current income with some
  POLICIES:              consideration given to growth of capital by investing
                         approximately 80% of the Trust's assets in underlying
                         portfolios that invest primarily in fixed income securities and approximately 20% of its assets in underlying portfolios that invest primarily in equity securities.
SUBADVISER:              Manufacturers Adviser Corporation
PORTFOLIO MANAGERS:      Management Team
INCEPTION DATE:          January 7, 1997

         CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDICES [LIFESTYLE CONSERVATIVE 280 TRUST PERFORMANCE GRAPH]

                                               LIFESTYLE CONSERVATIVE 280        LEHMAN BROTHERS         LIFESTYLE CONSERVATIVE
                                                         TRUST                GOV'T/CORP BOND INDEX           BLENDED INDEX
                                               --------------------------     ---------------------      ----------------------
December 1996                                            10000                        10000                       10000
                                                         10115                        10012                       10039
                                                         10176                        10033                       10058
March 1997                                               10071                         9914                        9989
                                                         10236                        10058                       10107
                                                         10422                        10152                       10190
June 1997                                                10591                        10274                       10283
                                                         10890                        10588                       10492
                                                         10787                        10470                       10439
September 1997                                           10991                        10634                       10561
                                                         10983                        10804                       10678
                                                         11089                        10861                       10701
December 1997                                            11215                        10975                       10787
                                                         11299                        11130                       10928
                                                         11494                        11107                       10919
March 1998                                               11665                        11142                       10954
                                                         11717                        11198                       11009
                                                         11718                        11317                       11090
June 1998                                                11828                        11433                       11160
                                                         11793                        11442                       11200
                                                         11429                        11665                       11375
September 1998                                           11766                        11999                       11661
                                                         11948                        11914                       11649
                                                         12158                        11985                       11648
December 1998                                            12359                        12014                       11695
                                                         12460                        12099                       11759
                                                         12286                        11811                       11586
March 1999                                               12469                        11870                       11673
                                                         12676                        11900                       11709
                                                         12569                        11777                       11590
June 1999                                                12617                        11741                       11713
                                                         12559                        11708                       11676
                                                         12530                        11699                       11675
September 1999                                           12569                        11804                       11710
                                                         12666                        11835                       11878
                                                         12743                        11828                       11961
December 1999                                            12879                        11756                       12106

                               PERFORMANCE TABLE

                                                 Average Annual Total Return   Cumulative Total Return
                                                                    Since               Since
       Periods Ending December 31, 1999          1 Year           Inception           Inception
Lehman Brothers Government/Corporate Bond Index  -2.15%              5.54%              17.56%
Lifestyle Conservative Blended Index+**           3.52%              6.58%              21.06%
Lifestyle Conservative 280 Trust                  4.21%              8.86%              28.79%

 + The Lifestyle Conservative Blended Index is a blend of returns of the previous benchmark, the Lehman Brothers Government/Corporate Bond Index since inception and the new blended benchmark (15% Russell 1000 Index, 5% MSCI EAFE Index, 65% Lehman Brothers Government/Corporate Bond Index, and 15% of the 3-month Treasury Bill) since May 1, 1999.
** The Lifestyle Conservative Blended Index was added to more accurately reflect the investment objective of the Lifestyle Conservative 280 Trust.
 * All since inception returns for the indices begin on the month-end closest to the actual inception date of the Trust.

                         PORTFOLIO MANAGER'S COMMENTARY

PERFORMANCE: For 1999, the Lifestyle Conservative 280 Trust returned 4.21%, outperforming the 3.52% return of the Blended Index. Because the Trust's policy weights and manager allocations were changed on May 1, 1999, the Trust's 1999 performance is comprised of two different portfolio weightings.

ENVIRONMENT: Nineteen ninety-nine was a disappointing year for fixed income investors. With 80% of the Lifestyle Conservative 280 Trust's assets in fixed income, the trust's positive returns stood out strongly. It was a good year for most equity investors. The Trust's 20% allocation to equity provided a strong tailwind boosting what would otherwise have been weaker returns in line with the negative returns in the overall fixed income markets. The Federal Reserve Board interest rate hikes were negative for the bond markets. The Lehman Brothers Aggregate Bond Index declined 0.83%. Longer-term bonds fell hardest with the Lehman Brothers Long-Term Government/Corporate Index declining 7.64%. Short-term bonds were less effected with the Salomon Brothers 3-month Treasury Bill Index gaining 4.74%. High yield bonds performed better than higher quality corporate bonds of similar duration, and the Salmon Brothers High Yield Index rose 1.73%. In the equity markets, six of the nine domestic equity styles produced returns near or above the 20% mark. The S&P 500 Index rose 21.04% while the Russell 2000 Index, which measures small cap performance, rose 21.26%. Value stocks were laggards across all market capitalizations. For the second consecutive year, real estate stocks were poor performers. The NAREIT Index, a measure of real estate stock performance, declined 6.48%. The MSCI EAFE Index, a measure of international stock performance rose over 27%. In May 1999, the portfolios were redesigned using new asset allocation methods and a new State Street Global Advisors-developed manager allocation strategy. These changes led to good performance in the second half of the year. Going forward, these new allocations should provide more robust performance and should rely less on the performance of a particular asset class.

OUTLOOK: In 2000, U.S. economic growth should be good. While strong economic growth could lead to interest rate hikes, it could also have a positive effect on corporate earnings. In some sectors, the U.S. stock market is challenged by high valuations, however, fundamentals appear to be good. Overseas markets are more attractively valued and should benefit from a synchronized global economic recovery. Unless there is an unexpected market shock, it is reasonable to believe that returns in 2000 should approach historical norms.

                                       xli

 REPORT OF INDEPENDENT ACCOUNTANTS



     To the Board of Trustees and Shareholders of Manufacturers Investment Trust:

     In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Pacific Rim Emerging Markets, Science & Technology, International Small Cap, Aggressive Growth (formerly, Pilgrim Baxter Growth), Emerging Small Company, Small Company Blend, Mid Cap Growth (formerly, Small/Mid Cap), Mid Cap Stock, Overseas (formerly, International Growth and Income), International Stock, International Value, Mid Cap Blend (formerly, Equity), Small Company Value, Global Equity, Growth, Large Cap Growth (formerly, Aggressive Asset Allocation), Quantitative Equity, Blue Chip Growth, Real Estate Securities, Value, Equity Index, Growth & Income, U.S. Large Cap Value, Equity-Income, Income & Value (formerly, Moderate Asset Allocation), Balanced, High Yield, Strategic Bond, Global Bond (formerly, Global Government Bond), Total Return, Investment Quality Bond, Diversified Bond (formerly, Conservative Asset Allocation), U.S. Government Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 Trusts (constituting Manufacturers Investment Trust, hereafter referred to as the "Trust") at December 31, 1999, and the results of their operations and the changes in their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States. Also, in our opinion, the accompanying financial highlights present fairly, in all material respects, the financial highlights of Science & Technology, International Small Cap, Aggressive Growth, Emerging Small Company, Small Company Blend, Mid Cap Growth, Mid Cap Stock, Overseas, International Stock, International Value, Mid Cap Blend, Small Company Value, Global Equity, Growth, Large Cap Growth, Blue Chip Growth, Value, Equity Index, Growth & Income, U.S. Large Cap Value, Equity-Income, Income & Value, Balanced, High Yield, Strategic Bond, Global Bond, Total Return, Investment Quality Bond, Diversified Bond, U.S. Government Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 Trusts for each of the periods presented and the financial highlights of Pacific Rim Emerging Markets, Quantitative Equity and Real Estate Securities Trusts for the periods ended December 31, 1999, 1998, 1997 and 1996, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights for the period ended December 31, 1995 for Pacific Rim Emerging Markets, Quantitative Equity and Real Estate Securities Trusts were audited by other independent accountants whose report dated February 2, 1996 expressed an unqualified opinion on those financial highlights.



     Boston, Massachusetts
     February 18, 2000

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 1999

                                                           PACIFIC RIM
                                                             EMERGING          SCIENCE &       INTERNATIONAL       AGGRESSIVE
                                                             MARKETS          TECHNOLOGY         SMALL CAP           GROWTH
                                                              TRUST             TRUST              TRUST             TRUST
                                                              -----             -----              -----             -----
ASSETS
Investments in securities, at value
         (See accompanying portfolio of investments)      $101,392,968      $1,245,808,672      $248,813,192      $167,798,970
Repurchase agreement, at value                               8,173,000          13,121,000                --                --
Cash                                                               273                 970           419,963                --
Foreign currency, at value                                   1,780,233                  --         2,967,427                --
Receivables:
        Forward foreign currency contracts (Note 8)                 76                  --             2,929                --
        Investments sold                                       225,452                  --         2,025,719           380,957
        Fund shares sold                                       367,205           5,646,959         1,110,199           575,428
        Dividends and interest                                  72,477              89,026            40,865             1,548
        Foreign tax withholding reclaims                           942                 300            29,597                --
Other assets                                                       111               1,143               481                97
                                                          ------------      --------------      ------------      ------------
        Total assets                                       112,012,737       1,264,668,070       255,410,372       168,757,000
                                                          ------------      --------------      ------------      ------------

LIABILITIES
Payables:
        Forward foreign currency contracts (Note 8)              6,867               1,203            31,230                --
        Investments purchased                                       --           2,392,973        13,506,911                --
        Fund shares redeemed                                        --                  --                --                --
        Dividend and interest withholding tax                   14,732               7,168             4,938                --
        Due to custodian                                            --                  --         1,842,427            23,838
        Other payables and accrued expenses                     12,514              41,236            64,192            19,363
        Due to broker (securities lending)                  17,225,619         117,771,425                --        33,210,858
                                                          ------------      --------------      ------------      ------------
        Total liabilities                                   17,259,732         120,214,005        15,449,698        33,254,059
                                                          ============      ==============      ============      ============
NET ASSETS                                                $ 94,753,005      $1,144,454,065      $239,960,674      $135,502,941
                                                          ============      ==============      ============      ============

Net assets consist of:
Undistributed net investment income (Note 2)              $    356,425      $        1,203      $      9,669                --
Accumulated undistributed net realized gain (loss)
 on investments, foreign currency and forward foreign
 currency contracts                                         (6,511,816)         37,708,402        62,099,008      $   (726,016)
Unrealized appreciation (depreciation) on:
        Investments                                         21,353,253         361,511,822        66,761,363        40,408,898
        Foreign currency and forward foreign currency
 contracts                                                      33,038              (1,272)          (49,245)               --
Capital shares at par value of $.01 (Note 4)                    87,056             316,437            85,221            78,167
Additional paid-in capital                                  79,435,049         744,917,473       111,054,658        95,741,892
                                                          ------------      --------------      ------------      ------------
NET ASSETS                                                $ 94,753,005      $1,144,454,065      $239,960,674      $135,502,941
                                                          ============      ==============      ============      ============
Capital shares outstanding (Note 4)                          8,705,640          31,643,731         8,522,117         7,816,664
                                                          ------------      --------------      ------------      ------------
Net asset value, offering price and redemption price
 per share                                                $      10.88      $        36.17      $      28.16      $      17.34
                                                          ============      ==============      ============      ============
Investments in securities, including repurchase
 agreements, at identified cost (Note 2)                  $ 88,212,715      $  897,417,850      $182,051,829      $127,390,072
                                                          ------------      --------------      ------------      ------------
Investments in foreign currency, at identified cost
 (Note 2)                                                 $  1,744,585                  --      $  4,186,377                --
                                                          ============      ==============      ============      ============




                                                            EMERGING
                                                          SMALL COMPANY
                                                              TRUST
                                                              -----
ASSETS
Investments in securities, at value
         (See accompanying portfolio of investments)      $530,690,476
Repurchase agreement, at value                              39,093,000
Cash                                                               304
Foreign currency, at value                                          --
Receivables:
        Forward foreign currency contracts (Note 8)                 --
        Investments sold                                       626,308
        Fund shares sold                                            --
        Dividends and interest                                 205,032
        Foreign tax withholding reclaims                            --
Other assets                                                       933
                                                          ------------
        Total assets                                       570,616,053
                                                          ------------

LIABILITIES
Payables:
        Forward foreign currency contracts (Note 8)                 --
        Investments purchased                                  274,097
        Fund shares redeemed                                   442,466
        Dividend and interest withholding tax                       --
        Due to custodian                                            --
        Other payables and accrued expenses                     34,216
        Due to broker (securities lending)                 116,713,326
                                                          ------------
        Total liabilities                                  117,464,105
                                                          ============
NET ASSETS                                                $453,151,948
                                                          ============

Net assets consist of:
Undistributed net investment income (Note 2)                        --
Accumulated undistributed net realized gain (loss)
 on investments, foreign currency and forward foreign
 currency contracts                                       $ 54,991,310
Unrealized appreciation (depreciation) on:
        Investments                                        179,344,288
        Foreign currency and forward foreign currency
 contracts                                                          --
Capital shares at par value of $.01 (Note 4)                   111,225
Additional paid-in capital                                 218,705,125
                                                          ------------
NET ASSETS                                                $453,151,948
                                                          ============
Capital shares outstanding (Note 4)                         11,122,485
                                                          ------------
Net asset value, offering price and redemption price
 per share                                                $      40.74
                                                          ============
Investments in securities, including repurchase
 agreements, at identified cost (Note 2)                  $390,439,188
                                                          ------------
Investments in foreign currency, at identified cost
 (Note 2)                                                 $         --
                                                          ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 1999

                                                                    SMALL
                                                                   COMPANY          MID CAP          MID CAP
                                                                    BLEND           GROWTH           STOCK           OVERSEAS
                                                                    TRUST           TRUST            TRUST            TRUST
                                                                    -----           -----            -----            -----
ASSETS
Investments in securities, at value
         (See accompanying portfolio of investments)             $48,153,943     $771,607,806     $94,011,436      $412,990,638
Repurchase agreement, at value                                     5,332,000               --       8,316,000        23,118,000
Cash                                                                     801          331,424         326,700               711
Foreign currency, at value                                                --               --              --           383,047
Receivables:
        Forward foreign currency contracts (Note 8)                       --               --              --             6,821
        Investments sold                                                  --          257,175              --         4,588,175
        Fund shares sold                                              22,493          393,032              --                --
        Variation margin for open futures contracts
         (Note 2)                                                         --               --              --             3,890
        Dividends and interest                                        29,055           84,446          31,311           167,050
        Foreign tax withholding reclaims                                  --              616              --           226,124
        Deferred organizational expense                                   --               --              --               240
Other assets                                                              35            1,467             189               800
                                                                 -----------     ------------     -----------      ------------
        Total assets                                              53,538,327      772,675,966     102,685,636       441,485,496
                                                                 -----------     ------------     -----------      ------------

LIABILITIES
Payables:
        Forward foreign currency contracts (Note 8)                       --               --              --             6,684
        Investments purchased                                         16,316          485,881       2,942,822         5,281,288
        Fund shares redeemed                                              --               --         222,089           620,809
        Dividend and interest withholding tax                             55               --              --            14,803
        Due to custodian                                                  --               --              --                --
        Other payables and accrued expenses                            7,696           55,148          10,550            84,882
        Due to broker (securities lending)                                --      109,461,135              --        31,253,763
                                                                 -----------     ------------     -----------      ------------
        Total liabilities                                             24,067      110,002,164       3,175,461        37,262,229
                                                                 -----------     ------------     -----------      ------------
NET ASSETS                                                       $53,514,260     $662,673,802     $99,510,175      $404,223,267
                                                                 ===========     ============     ===========      ============

Net assets consist of:
Undistributed net investment income (Note 2)                              --               --              --      $  3,815,459
Accumulated undistributed net realized gain (loss) on
        investments, futures, options, foreign currency
        and forward foreign currency contracts                   $   541,503     $ 57,769,730      (1,978,783)       32,527,065
Unrealized appreciation (depreciation) on:
        Investments                                                7,936,198      195,492,055       3,606,412        87,962,879
        Futures contracts                                                 --               --              --            64,886
        Foreign currency and forward foreign currency
         contracts                                                        --               --              --            (6,397)
Capital shares at par value of $.01 (Note 4)                          33,953          266,209          78,955           253,943
Additional paid-in capital                                        45,002,606      409,145,808      97,803,591       279,605,432
                                                                 -----------     ------------     -----------      ------------
NET ASSETS                                                       $53,514,260     $662,673,802     $99,510,175      $404,223,267
                                                                 ===========     ============     ===========      ============
Capital shares outstanding (Note 4)                                3,395,286       26,620,860       7,895,460        25,394,306
                                                                 -----------     ------------     -----------      ------------
Net asset value, offering price and redemption price
 per share                                                       $     15.76     $      24.89     $     12.60      $      15.92
                                                                 ===========     ============     ===========      ============
Investments in securities, including repurchase agreements,
 at identified cost (Note 2)                                     $45,549,745     $576,115,751     $98,721,024      $348,145,759
                                                                 -----------     ------------     -----------      ------------
Investments in foreign currency, at identified cost (Note 2)              --               --              --      $     55,643
                                                                 ===========     ============     ===========      ============




                                                                 INTERNATIONAL
                                                                     STOCK
                                                                     TRUST
                                                                     -----
ASSETS
Investments in securities, at value
         (See accompanying portfolio of investments)              $227,839,724
Repurchase agreement, at value                                      16,569,000
Cash                                                                       764
Foreign currency, at value                                                  --
Receivables:
        Forward foreign currency contracts (Note 8)                         --
        Investments sold                                               310,715
        Fund shares sold                                             3,261,058
        Variation margin for open futures contracts
         (Note 2)                                                           --
        Dividends and interest                                          77,719
        Foreign tax withholding reclaims                               120,530
        Deferred organizational expense                                     --
Other assets                                                               794
                                                                  ------------
        Total assets                                               248,180,304
                                                                  ------------

LIABILITIES
Payables:
        Forward foreign currency contracts (Note 8)                         --
        Investments purchased                                           96,756
        Fund shares redeemed                                                --
        Dividend and interest withholding tax                           10,335
        Due to custodian                                               128,472
        Other payables and accrued expenses                             47,620
        Due to broker (securities lending)                          16,168,417
                                                                  ------------
        Total liabilities                                           16,451,600
                                                                  ------------
NET ASSETS                                                        $231,728,704
                                                                  ============

Net assets consist of:
Undistributed net investment income (Note 2)                      $     67,065
Accumulated undistributed net realized gain (loss) on
        investments, futures, options, foreign currency
        and forward foreign currency contracts                        (382,067)
Unrealized appreciation (depreciation) on:
        Investments                                                 57,289,578
        Futures contracts                                                   --
        Foreign currency and forward foreign currency
         contracts                                                      (5,014)
Capital shares at par value of $.01 (Note 4)                           150,141
Additional paid-in capital                                         174,609,001
                                                                  ------------
NET ASSETS                                                        $231,728,704
                                                                  ============
Capital shares outstanding (Note 4)                                 15,014,062
                                                                  ------------
Net asset value, offering price and redemption price
 per share                                                        $      15.43
                                                                  ============
Investments in securities, including repurchase agreements,
 at identified cost (Note 2)                                      $187,119,146
                                                                  ------------
Investments in foreign currency, at identified cost (Note 2)                --
                                                                  ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 1999

                                                                                                        SMALL
                                                              INTERNATIONAL         MID CAP            COMPANY           GLOBAL
                                                                  VALUE             BLEND               VALUE            EQUITY
                                                                  TRUST             TRUST               TRUST            TRUST
                                                                  -----             -----               -----            -----
ASSETS
Investments in securities, at value
         (See accompanying portfolio of investments)          $ 94,875,337      $1,863,330,497      $ 89,452,340      $846,489,773
Repurchase agreement, at value                                   6,163,000          89,676,000         1,384,000        50,297,000
Cash                                                                    --             699,639               747                99
Foreign currency, at value                                         254,744               4,286                --               157
Receivables:
        Forward foreign currency contracts (Note 8)                     --                  --                --         4,052,638
        Investments sold                                                --           3,964,793            92,292                --
        Fund shares sold                                                --                  --                --                --
        Dividends and interest                                     141,234             902,801           126,361         1,910,340
        Foreign tax withholding reclaims                            25,766              35,294                --           479,777
Other assets                                                           181               5,350               468             3,024
                                                              ------------      --------------      ------------      ------------
        Total assets                                           101,460,262       1,958,618,660        91,056,208       903,232,808
                                                              ------------      --------------      ------------      ------------

LIABILITIES
Payables:
        Forward foreign currency contracts (Note 8)                     73                  --                --                --
        Investments purchased                                      254,744           6,200,102           338,390                --
        Fund shares redeemed                                        96,937           1,453,670           438,778         2,065,313
        Dividend and interest withholding tax                       11,879                  --                --            96,226
        Due to custodian                                           110,011                  --                --                --
        Other payables and accrued expenses                         17,030             176,753            29,112           177,096
        Due to broker (securities lending)                              --         277,560,148         1,082,635        63,166,443
                                                              ------------      --------------      ------------      ------------
        Total liabilities                                          490,674         285,390,673         1,888,915        65,505,078
                                                              ------------      --------------      ------------      ------------
NET ASSETS                                                    $100,969,588      $1,673,227,987      $ 89,167,293      $837,727,730
                                                              ============      ==============      ============      ============

Net assets consist of:
Undistributed net investment income (Note 2)                  $    491,994      $    5,093,411      $    125,033      $ 10,121,306
Accumulated undistributed net realized gain (loss)
        on investments, futures, foreign currency and
         forward foreign currency contracts                        303,161         227,527,430       (15,236,903)       75,519,079
Unrealized appreciation (depreciation) on:
        Investments                                              4,332,806         169,511,905         9,878,898        88,586,356
        Foreign currency and forward foreign currency
         contracts                                                    (445)             (1,004)               --         4,032,667
Capital shares at par value of $.01 (Note 4)                        77,774             763,994            72,647           445,931
Additional paid-in capital                                      95,764,298       1,270,332,251        94,327,618       659,022,391
                                                              ------------      --------------      ------------      ------------
NET ASSETS                                                    $100,969,588      $1,673,227,987      $ 89,167,293      $837,727,730
                                                              ============      ==============      ============      ============
Capital shares outstanding (Note 4)                              7,777,367          76,399,392         7,264,722        44,593,082
                                                              ------------      --------------      ------------      ------------
Net asset value, offering price and redemption price
 per share                                                    $      12.98      $        21.90      $      12.27      $      18.79
                                                              ============      ==============      ============      ============
Investments in securities, including repurchase
 agreements, at identified cost (Note 2)                      $ 96,705,531      $1,783,494,592      $ 80,957,442      $808,200,417
                                                              ------------      --------------      ------------      ------------
Investments in foreign currency, at identified
 cost (Note 2)                                                $    254,744      $        4,258                --      $        238
                                                              ============      ==============      ============      ============



                                                                 GROWTH
                                                                 TRUST
                                                                 -----
ASSETS
Investments in securities, at value
         (See accompanying portfolio of investments)          $643,289,065
Repurchase agreement, at value                                   8,974,000
Cash                                                                   172
Foreign currency, at value                                           3,942
Receivables:
        Forward foreign currency contracts (Note 8)                     --
        Investments sold                                         1,080,576
        Fund shares sold                                           220,263
        Dividends and interest                                     279,425
        Foreign tax withholding reclaims                               167
Other assets                                                         1,344
                                                              ------------
        Total assets                                           653,848,954
                                                              ------------

LIABILITIES
Payables:
        Forward foreign currency contracts (Note 8)                     --
        Investments purchased                                           --
        Fund shares redeemed                                            --
        Dividend and interest withholding tax                           --
        Due to custodian                                                --
        Other payables and accrued expenses                         42,775
        Due to broker (securities lending)                      10,858,409
                                                              ------------
        Total liabilities                                       10,901,184
                                                              ------------
NET ASSETS                                                    $642,947,770
                                                              ============

Net assets consist of:
Undistributed net investment income (Note 2)                            --
Accumulated undistributed net realized gain (loss)
        on investments, futures, foreign currency and
         forward foreign currency contracts                   $ 75,229,767
Unrealized appreciation (depreciation) on:
        Investments                                            122,143,327
        Foreign currency and forward foreign currency
         contracts                                                   1,801
Capital shares at par value of $.01 (Note 4)                       239,178
Additional paid-in capital                                     445,333,697
                                                              ------------
NET ASSETS                                                    $642,947,770
                                                              ============
Capital shares outstanding (Note 4)                             23,917,818
                                                              ------------
Net asset value, offering price and redemption price
 per share                                                    $      26.88
                                                              ============
Investments in securities, including repurchase
 agreements, at identified cost (Note 2)                      $530,119,738
                                                              ------------
Investments in foreign currency, at identified
 cost (Note 2)                                                $      2,130
                                                              ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 1999

                                                             LARGE CAP        QUANTITATIVE         BLUE CHIP          REAL ESTATE
                                                              GROWTH             EQUITY             GROWTH            SECURITIES
                                                              TRUST              TRUST              TRUST               TRUST
                                                              -----              -----              -----               -----
ASSETS
Investments in securities, at value
         (See accompanying portfolio of investments)     $  404,008,116      $  451,746,126     $1,765,066,633     $  208,330,079
Repurchase agreement, at value                               20,076,000          16,717,000          7,403,000          4,572,000
Cash                                                                840                 149                  2                258
Foreign currency, at value                                           --                  --                255                 --
Receivables:
        Investments sold                                      1,874,052              84,903          3,036,762                 --
        Fund shares sold                                        387,993                  --                 --                 --
        Dividends and interest                                  296,827             240,632          1,018,263            971,374
        Foreign tax withholding reclaims                          9,707                  --                 --                 --
Other assets                                                        946               1,095              4,563                 --
                                                         --------------      --------------     --------------     --------------
        Total assets                                        426,654,481         468,789,905      1,776,529,478        213,873,711
                                                         --------------      --------------     --------------     --------------

LIABILITIES
Payables:
        Investments purchased                                 2,477,040                  --          9,064,277          1,584,752
        Fund shares redeemed                                         --           2,744,067            283,527            416,303
        Dividend and interest withholding tax                       967               1,552              3,192                 --
        Other payables and accrued expenses                      31,036              36,122            147,262             16,047
        Due to broker (securities lending)                   21,560,181          34,098,803         32,798,153         15,100,586
                                                         --------------      --------------     --------------     --------------
        Total liabilities                                    24,069,224          36,880,544         42,296,411         17,117,688
                                                         --------------      --------------     --------------     --------------
NET ASSETS                                               $  402,585,257      $  431,909,361     $1,734,233,067     $  196,756,023
                                                         ==============      ==============     ==============     ==============

Net assets consist of:
Undistributed net investment income (Note 2)             $    1,269,910      $    1,884,589     $      796,216     $    7,827,512
Accumulated undistributed net realized gain (loss)
        on investments, foreign currency and forward
        foreign currency contracts                           70,905,713          59,251,526         79,839,118        (37,383,327)
Unrealized appreciation (depreciation) on:
        Investments                                          61,691,907          52,523,461        509,693,861         (8,327,072)
        Foreign currency and forward foreign
         currency contracts                                        (509)                 --                  1                 --
Capital shares at par value of $.01 (Note 4)                    233,665             153,388            801,273            152,665
Additional paid-in capital                                  268,484,571         318,096,397      1,143,102,598        234,486,245
                                                         --------------      --------------     --------------     --------------
NET ASSETS                                               $  402,585,257      $  431,909,361     $1,734,233,067     $  196,756,023
                                                         ==============      ==============     ==============     ==============
Capital shares outstanding (Note 4)                          23,366,451          15,338,836         80,127,264         15,266,541
                                                         --------------      --------------     --------------     --------------
Net asset value, offering price and redemption
 price per share                                         $        17.23      $        28.16     $        21.64     $        12.89
                                                         ==============      ==============     ==============     ==============
Investments in securities, including repurchase
 agreements, at identified cost (Note 2)                 $  362,392,209      $  415,939,665     $1,262,775,772     $  221,229,151
                                                         --------------      --------------     --------------     --------------
Investments in foreign currency, at identified
 cost (Note 2)                                                       --                  --     $          254                 --
                                                         ==============      ==============     ==============     ==============




                                                              VALUE
                                                              TRUST
                                                              -----
ASSETS
Investments in securities, at value
         (See accompanying portfolio of investments)     $  143,237,362
Repurchase agreement, at value                                9,285,000
Cash                                                                667
Foreign currency, at value                                           --
Receivables:
        Investments sold                                             --
        Fund shares sold                                             --
        Dividends and interest                                  144,204
        Foreign tax withholding reclaims                             --
Other assets                                                        807
                                                         --------------
        Total assets                                        152,668,040
                                                         --------------

LIABILITIES
Payables:
        Investments purchased                                        --
        Fund shares redeemed                                    204,537
        Dividend and interest withholding tax                        --
        Other payables and accrued expenses                      24,915
        Due to broker (securities lending)                    6,159,600
                                                         --------------
        Total liabilities                                     6,389,052
                                                         --------------
NET ASSETS                                               $  146,278,988
                                                         ==============

Net assets consist of:
Undistributed net investment income (Note 2)                         --
Accumulated undistributed net realized gain (loss)
        on investments, foreign currency and forward
        foreign currency contracts                       $   (2,549,745)
Unrealized appreciation (depreciation) on:
        Investments                                          (6,621,506)
        Foreign currency and forward foreign
         currency contracts                                          --
Capital shares at par value of $.01 (Note 4)                    110,543
Additional paid-in capital                                  155,339,696
                                                         --------------
NET ASSETS                                               $  146,278,988
                                                         ==============
Capital shares outstanding (Note 4)                          11,054,314
                                                         --------------
Net asset value, offering price and redemption
 price per share                                         $        13.23
                                                         ==============
Investments in securities, including repurchase
 agreements, at identified cost (Note 2)                 $  159,143,868
                                                         --------------
Investments in foreign currency, at identified
 cost (Note 2)                                                       --
                                                         ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 1999

                                                              EQUITY            GROWTH &          U.S. LARGE           EQUITY-
                                                              INDEX             INCOME            CAP VALUE            INCOME
                                                              TRUST             TRUST               TRUST              TRUST
                                                              -----             -----               -----              -----
ASSETS
Investments in securities, at value
         (See accompanying portfolio of investments)     $  116,005,436     $3,226,586,488     $  204,364,822     $1,042,608,245
Repurchase agreement, at value                                1,909,000         22,357,000         10,143,000          8,010,000
Cash                                                              1,291                242                504            868,623
Foreign currency, at value                                           --                 --                 --            578,918
Receivables:
        Variation margin for open futures contracts
         (Note 2)                                                 6,500                 --                 --                 --
        Dividends and interest                                   99,511          2,678,731            170,077          1,920,951
        Foreign tax withholding reclaims                             --                 --                 --                 --
Other assets                                                        276              9,031                220              3,688
                                                         --------------     --------------     --------------     --------------
        Total assets                                        118,022,014      3,251,631,492        214,678,623      1,053,990,425
                                                         --------------     --------------     --------------     --------------

LIABILITIES
Payables:
        Investments purchased                                        --                 --          3,443,310         12,152,576
        Fund shares redeemed                                     22,021            366,770            494,419          1,308,713
        Dividend and interest withholding tax                        --                 --                 --              5,614
        Other payables and accrued expenses                      17,184            284,195             16,369            121,124
        Due to broker (securities lending)                    3,207,855         63,760,918                 --         29,142,146
                                                         --------------     --------------     --------------     --------------
        Total liabilities                                     3,247,060         64,411,883          3,954,098         42,730,173
                                                         --------------     --------------     --------------     --------------
NET ASSETS                                               $  114,774,954     $3,187,219,609     $  210,724,525     $1,011,260,252
                                                         ==============     ==============     ==============     ==============

Net assets consist of:
Undistributed net investment income (Note 2)                         --     $   17,382,011     $      565,664     $   18,891,147
Accumulated undistributed net realized gain on
        investments, futures, foreign currency and
        forward foreign currency contracts               $      102,256        182,201,245          1,533,279        100,166,696
Unrealized appreciation (depreciation) on:
        Investments                                          24,232,514      1,104,045,436          5,435,868         97,351,213
        Futures contracts                                        83,600                 --                 --                 --
        Foreign currency and forward foreign
        currency contracts                                           --                 --                 --                462
Capital shares at par value of $.01 (Note 4)                     63,311            975,697            164,152            592,983
Additional paid-in capital                                   90,293,273      1,882,615,220        203,025,562        794,257,751
                                                         --------------     --------------     --------------     --------------
NET ASSETS                                               $  114,774,954     $3,187,219,609     $  210,724,525     $1,011,260,252
                                                         ==============     ==============     ==============     ==============
Capital shares outstanding (Note 4)                           6,331,060         97,569,671         16,415,185         59,298,343
                                                         --------------     --------------     --------------     --------------
Net asset value, offering price and redemption
 price per share                                         $        18.13     $        32.67     $        12.84     $        17.05
                                                         ==============     ==============     ==============     ==============
Investments in securities, including repurchase
 agreements, at identified cost (Note 2)                 $   93,681,922     $2,144,898,052     $  209,071,954     $  953,267,032
                                                         --------------     --------------     --------------     --------------
Investments in foreign currency, at identified
 cost (Note 2)                                                       --                 --                 --     $      579,230
                                                         ==============     ==============     ==============     ==============



                                                             INCOME &
                                                              VALUE
                                                              TRUST
                                                              -----
ASSETS
Investments in securities, at value
         (See accompanying portfolio of investments)     $  725,632,985
Repurchase agreement, at value                                6,949,000
Cash                                                                207
Foreign currency, at value                                           --
Receivables:
        Variation margin for open futures contracts
         (Note 2)                                                    --
        Dividends and interest                                3,190,124
        Foreign tax withholding reclaims                          3,669
Other assets                                                      2,083
                                                         --------------
        Total assets                                        735,778,068
                                                         --------------

LIABILITIES
Payables:
        Investments purchased                                        --
        Fund shares redeemed                                    408,899
        Dividend and interest withholding tax                        --
        Other payables and accrued expenses                      74,532
        Due to broker (securities lending)                   95,470,694
                                                         --------------
        Total liabilities                                    95,954,125
                                                         --------------
NET ASSETS                                               $  639,823,943
                                                         ==============

Net assets consist of:
Undistributed net investment income (Note 2)             $   15,210,363
Accumulated undistributed net realized gain on
        investments, futures, foreign currency and
        forward foreign currency contracts                  123,326,333
Unrealized appreciation (depreciation) on:
        Investments                                           9,783,856
        Futures contracts                                            --
        Foreign currency and forward foreign
        currency contracts                                         (435)
Capital shares at par value of $.01 (Note 4)                    495,559
Additional paid-in capital                                  491,008,267
                                                         --------------
NET ASSETS                                               $  639,823,943
                                                         ==============
Capital shares outstanding (Note 4)                          49,555,858
                                                         --------------
Net asset value, offering price and redemption
 price per share                                         $        12.91
                                                         ==============
Investments in securities, including repurchase
 agreements, at identified cost (Note 2)                 $  722,798,129
                                                         --------------
Investments in foreign currency, at identified
 cost (Note 2)                                                       --
                                                         ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 1999

                                                                               HIGH             STRATEGIC            GLOBAL
                                                            BALANCED           YIELD              BOND                BOND
                                                             TRUST             TRUST              TRUST               TRUST
                                                             -----             -----              -----               -----
ASSETS
Investments in securities, at value
        (See accompanying portfolio of investments)      $ 257,499,917      $ 243,545,525      $ 403,145,413      $ 185,114,908
Repurchase agreement, at value                               7,005,000          7,959,000          2,675,000          4,737,000
Cash                                                                58                500                353                598
Foreign currency, at value                                          --            228,486                 --          1,524,747
Receivables:
       Forward foreign currency contracts (Note 8)                  93            248,211            606,019          1,864,167
       Investments sold                                      5,917,666                 --            976,625          3,079,499
       Fund shares sold                                             --                 --              2,897                 --
       Variation margin for open futures contracts
        (Note 2)                                                    --            415,810                 --                 --
       Dividends and interest                                  980,773          4,613,656          7,489,454          2,759,511
       Interest on swap agreement                                   --                 --                 --             87,624
       Foreign tax withholding reclaims                          8,779                 --                 --                 --
Interest rate swap contracts (Notes 2 and 3)                        --                 --                 --              4,800
Other assets                                                       985                689              1,423                552
                                                         -------------      -------------      -------------      -------------
       Total assets                                        271,413,271        257,011,877        414,897,184        199,173,406
                                                         -------------      -------------      -------------      -------------

LIABILITIES
Payables:
       Forward foreign currency contracts (Note 8)              14,575             85,734            662,592          2,737,252
       Investments purchased                                 5,657,563                 --         31,563,750         50,250,865
       Fund shares redeemed                                    111,329            412,805                 --            130,083
       Variation margin for open futures contracts
        (Note 2)                                                    --                 --                 --             17,609
       Dividend and interest withholding tax                        --                489             47,335              3,585
       Due to custodian                                        568,144                 --              4,085                 --
       Other payables and accrued expenses                      30,865             27,931             63,274             41,841
       Due to broker (securities lending)                    6,873,100         15,481,406         14,135,537                 --
Written options outstanding, at value: premiums
 received $177,945 (Notes 2 and 3)                                  --                 --                 --                 --
Deferred mortgage dollar roll income                                --                 --             21,938                 --
                                                         -------------      -------------      -------------      -------------
       Total liabilities                                    13,255,576         16,008,365         46,498,511         53,181,235
                                                         -------------      -------------      -------------      -------------
NET ASSETS                                               $ 258,157,695      $ 241,003,512      $ 368,398,673      $ 145,992,171
                                                         =============      =============      =============      =============

Net assets consist of:
Undistributed net investment income (Note 2)             $   8,076,392      $     626,800      $  32,037,885      $   4,602,698
Accumulated undistributed net realized gain (loss)
 on investments, futures, foreign currency and
 forward foreign currency contracts                          1,814,604         (2,620,910)       (22,036,255)       (11,254,668)
Unrealized appreciation (depreciation) on:
       Investments                                           5,858,892        (11,026,859)       (18,414,335)        (7,304,315)
       Futures contracts, written options and swap
        agreement                                                   --            173,063                 --            112,136
       Foreign currency and forward foreign currency
        contracts                                               (5,515)           155,790           (104,150)          (964,552)
Capital shares at par value of $.01 (Note 4)                   144,877            187,806            330,777            125,833
Additional paid-in capital                                 242,268,445        253,507,822        376,584,751        160,675,039
                                                         -------------      -------------      -------------      -------------
NET ASSETS                                               $ 258,157,695      $ 241,003,512      $ 368,398,673      $ 145,992,171
                                                         =============      =============      =============      =============
Capital shares outstanding (Note 4)                         14,487,666         18,780,635         33,077,726         12,583,317
                                                         -------------      -------------      -------------      -------------
Net asset value, offering price and redemption price
 per share                                               $       17.82      $       12.83      $       11.14      $       11.60
                                                         =============      =============      =============      =============
Investments in securities, including repurchase
 agreements, at identified cost (Note 2)                 $ 258,646,025      $ 262,531,384      $ 424,234,748      $ 197,156,223
                                                         -------------      -------------      -------------      -------------
Investments in foreign currency, at identified cost
 (Note 2)                                                           --      $     232,703                 --      $   1,508,872
                                                         =============      =============      =============      =============



                                                             TOTAL
                                                             RETURN
                                                             TRUST
                                                             -----
ASSETS
Investments in securities, at value
        (See accompanying portfolio of investments)      $ 264,804,771
Repurchase agreement, at value                              10,939,000
Cash                                                            45,092
Foreign currency, at value                                     115,387
Receivables:
       Forward foreign currency contracts (Note 8)              72,984
       Investments sold                                             --
       Fund shares sold                                        872,662
       Variation margin for open futures contracts
        (Note 2)                                                    --
       Dividends and interest                                1,722,627
       Interest on swap agreement                                   --
       Foreign tax withholding reclaims                             --
Interest rate swap contracts (Notes 2 and 3)                        --
Other assets                                                       488
                                                         -------------
       Total assets                                        278,573,011
                                                         -------------

LIABILITIES
Payables:
       Forward foreign currency contracts (Note 8)              18,552
       Investments purchased                                38,332,399
       Fund shares redeemed                                         --
       Variation margin for open futures contracts
        (Note 2)                                               136,688
       Dividend and interest withholding tax                        --
       Due to custodian                                             --
       Other payables and accrued expenses                      22,296
       Due to broker (securities lending)                           --
Written options outstanding, at value: premiums
 received $177,945 (Notes 2 and 3)                              46,995
Deferred mortgage dollar roll income                                --
                                                         -------------
       Total liabilities                                    38,556,930
                                                         -------------
NET ASSETS                                               $ 240,016,081
                                                         =============

Net assets consist of:
Undistributed net investment income (Note 2)             $   6,857,699
Accumulated undistributed net realized gain (loss)
 on investments, futures, foreign currency and
 forward foreign currency contracts                         (1,271,012)
Unrealized appreciation (depreciation) on:
       Investments                                          (6,074,315)
       Futures contracts, written options and swap
        agreement                                             (874,369)
       Foreign currency and forward foreign currency
        contracts                                               54,191
Capital shares at par value of $.01 (Note 4)                   194,008
Additional paid-in capital                                 241,129,879
                                                         -------------
NET ASSETS                                               $ 240,016,081
                                                         =============
Capital shares outstanding (Note 4)                         19,400,775
                                                         -------------
Net asset value, offering price and redemption price
 per share                                               $       12.37
                                                         =============
Investments in securities, including repurchase
 agreements, at identified cost (Note 2)                 $ 281,818,086
                                                         -------------
Investments in foreign currency, at identified cost
 (Note 2)                                                $     116,373
                                                         =============

The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 1999

                                                           INVESTMENT                                 U.S.
                                                            QUALITY            DIVERSIFIED         GOVERNMENT            MONEY
                                                            BOND                  BOND             SECURITIES            MARKET
                                                            TRUST                TRUST                TRUST              TRUST
                                                            -----                -----                -----              -----
ASSETS
Investments in securities, at value
         (See accompanying portfolio of investments)     $  332,880,933      $  259,944,661      $  466,996,034      $  935,785,704
Repurchase agreement, at value                                1,978,000           8,384,000          62,383,000         149,686,000
Cash                                                             86,560                 372                 509                  54
Receivables:
        Fund shares sold                                             --              93,582                  --                  --
        Dividends and interest                                4,706,076           2,738,411           2,378,312             430,917
        Foreign tax withholding reclaims                         14,656               9,128                  --                  --
Other assets                                                      1,282                 618               1,475               2,334
                                                         --------------      --------------      --------------      --------------
        Total assets                                        339,667,507         271,170,772         531,759,330       1,085,905,009
                                                         --------------      --------------      --------------      --------------

LIABILITIES
Payables:
        Investments purchased                                        --                  --         162,029,473                  --
        Fund shares redeemed                                    185,671                  --           6,292,904             965,919
        Dividend and interest withholding tax                     1,641                  --                  --                  --
        Other payables and accrued expenses                      66,040              28,530              55,717              80,544
        Due to broker (securities lending)                   50,820,360          52,273,926                  --                  --
Deferred mortgage dollar roll income                                 --                  --             112,725                  --
                                                         --------------      --------------      --------------      --------------
        Total liabilities                                    51,073,712          52,302,456         168,490,819           1,046,463
                                                         --------------      --------------      --------------      --------------
NET ASSETS                                               $  288,593,795      $  218,868,316      $  363,268,511      $1,084,858,546
                                                         ==============      ==============      ==============      ==============

Net assets consist of:
Undistributed net investment income (Note 2)             $   21,087,951      $   11,144,465      $   24,191,999                  --
Accumulated undistributed net realized gain (loss)
  on investments, futures, foreign currency and
  forward foreign currency contracts                         (4,954,251)         14,532,274          (7,101,845)                 --
Unrealized appreciation (depreciation) on:
        Investments                                         (18,220,563)         (7,920,630)        (14,147,361)                 --
        Foreign currency and forward foreign
        currency contracts                                           --                 (60)                 --                  --
Capital shares at par value of $.01 (Note 4)                    248,828             202,308             274,272      $    1,084,859
Additional paid-in capital                                  290,431,830         200,909,959         360,051,446       1,083,773,687
                                                         --------------      --------------      --------------      --------------
NET ASSETS                                               $  288,593,795      $  218,868,316      $  363,268,511      $1,084,858,546
                                                         ==============      ==============      ==============      ==============
Capital shares outstanding (Note 4)                          24,882,775          20,230,760          27,427,177         108,485,840
                                                         --------------      --------------      --------------      --------------
Net asset value, offering price and redemption
 price per share                                         $        11.60      $        10.82      $        13.24      $        10.00
                                                         ==============      ==============      ==============      ==============
Investments in securities, including repurchase
 agreements, at identified cost (Note 2)                 $  353,079,496      $  276,249,291      $  543,526,395      $1,085,471,704
                                                         --------------      --------------      --------------      --------------
Investments in foreign currency, at identified
 cost (Note 2)                                                       --                  --                  --                  --
                                                         ==============      ==============      ==============      ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - December 31, 1999

                                                   LIFESTYLE         LIFESTYLE        LIFESTYLE        LIFESTYLE        LIFESTYLE
                                                   AGGRESSIVE         GROWTH          BALANCED         MODERATE       CONSERVATIVE
                                                    1000               820              640              460               280
                                                    TRUST             TRUST            TRUST            TRUST             TRUST
                                                    -----             -----            -----            -----             -----
ASSETS
Investments in securities, at value
   (See accompanying portfolio of investments)    $93,070,106      $414,256,334     $416,704,208     $167,499,733     $106,435,028
Cash                                                    2,647               706            1,822              272               86
Receivables:
        Investments sold                              254,815         1,106,609        1,401,592          468,180          116,317
        Fund shares sold                                   --                --               --               --           22,552
        Dividends and interest                             --                --               --               --            2,699
        From adviser                                    6,647            52,081           29,082            2,886            3,358
Other assets                                              234             1,140            1,188              504              291
                                                  -----------      ------------     ------------     ------------     ------------
        Total assets                               93,334,449       415,416,870      418,137,892      167,971,575      106,580,331
                                                  -----------      ------------     ------------     ------------     ------------

LIABILITIES
Payables:
        Investments purchased                          67,333           519,504          262,333           56,552          141,569
        Fund shares redeemed                          187,483           587,105        1,139,257          411,626               --
        Other payables and accrued expenses             6,881            53,221           30,270            3,390            3,649
                                                  -----------      ------------     ------------     ------------     ------------
        Total liabilities                             261,697         1,159,830        1,431,860          471,568          145,218
                                                  -----------      ------------     ------------     ------------     ------------
NET ASSETS                                        $93,072,752      $414,257,040     $416,706,032     $167,500,007     $106,435,113
                                                  ===========      ============     ============     ============     ============

Net assets consist of:
Accumulated undistributed net realized gain
 (loss) on investments                            $  (652,976)     $  5,564,892     $  3,139,483     $  6,124,820     $  1,354,593
Unrealized appreciation (depreciation) on
 investments                                        9,402,647        38,181,777       22,592,227        2,783,003         (343,470)
Capital shares at par value of $.01 (Note 4)           64,018           272,845          292,702          118,546           80,945
Additional paid-in capital                         84,259,063       370,237,526      390,681,620      158,473,638      105,343,045
                                                  -----------      ------------     ------------     ------------     ------------
NET ASSETS                                        $93,072,752      $414,257,040     $416,706,032     $167,500,007     $106,435,113
                                                  ===========      ============     ============     ============     ============
Capital shares outstanding (Note 4)                 6,401,848        27,284,537       29,270,163       11,854,619        8,094,546
                                                  -----------      ------------     ------------     ------------     ------------
Net asset value, offering price and redemption
 price per share                                  $     14.54      $      15.18     $      14.24     $      14.13     $      13.15
                                                  ===========      ============     ============     ============     ============
Investments in securities, including repurchase
 agreements, at identified cost (Note 2)          $83,667,459      $376,074,557     $394,111,981     $164,716,730     $106,778,498
                                                  -----------      ------------     ------------     ------------     ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999

                                                           PACIFIC RIM
                                                            EMERGING           SCIENCE &        INTERNATIONAL       AGGRESSIVE
                                                             MARKETS          TECHNOLOGY          SMALL CAP           GROWTH
                                                              TRUST             TRUST               TRUST             TRUST
                                                              -----             -----               -----             -----
Investment Income:
        Interest (Includes securities lending income
         of $73,906 and $51,987 in the International
         Small Cap and Aggressive Growth Trusts,
         respectively)                                   $     295,385      $   3,188,171      $     498,954      $     505,317
        Dividends                                              728,342            585,610          1,074,923             59,108
        Less: Foreign taxes withheld                           (68,881)           (13,300)          (116,532)              (131)
                                                         -------------      -------------      -------------      -------------
        Total income                                           954,846          3,760,481          1,457,345            564,294
                                                         -------------      -------------      -------------      -------------
Expenses:
        Investment adviser fee (Note 6)                        404,135          5,474,674          1,657,308          1,025,508
        Custodian fee                                          104,921            143,597            345,180            104,392
        Printing and postage fees                                5,291             55,275             17,841              9,675
        Audit and legal fees                                     3,631             37,096             11,326              4,874
        Registration and filing fees                             2,987             12,624              5,992                667
        Fund administration fees (Note 6)                        2,477             25,331              6,777              4,318
        Trustees fees and expenses (Note 7)                        896              8,949              3,085              1,420
        Miscellaneous                                            4,131              5,934             21,739              2,248
                                                         -------------      -------------      -------------      -------------
        Total expenses                                         528,469          5,763,480          2,069,248          1,153,102
                                                         -------------      -------------      -------------      -------------
Net investment income (loss)                                   426,377         (2,002,999)          (611,903)          (588,808)
                                                         -------------      -------------      -------------      -------------

Realized and unrealized gain on investments, futures,
 foreign currency and forward foreign currency
 contracts:
Net realized gain (loss) on:
        Investment transactions                              1,705,214        121,073,536         67,864,657         21,652,907
        Futures contracts                                           --                 --                 --           (913,664)
        Foreign currency and forward foreign
         currency contracts                                    (77,478)          (111,800)          (918,053)                --
Change in unrealized appreciation (depreciation) on:
        Investments                                         24,461,774        314,096,686         43,457,530          6,872,345
        Translation of foreign currency and forward
         foreign currency contracts                             13,596             (1,470)           (48,530)                --
                                                         -------------      -------------      -------------      -------------
        Net gain on investments, foreign currency
         and forward foreign currency contracts             26,103,106        435,056,952        110,355,604         27,611,588
                                                         -------------      -------------      -------------      -------------


Net increase in net assets resulting from operations     $  26,529,483      $ 433,053,953      $ 109,743,701      $  27,022,780
                                                         =============      =============      =============      =============




                                                            EMERGING
                                                         SMALL COMPANY
                                                             TRUST
                                                             -----
Investment Income:
        Interest (Includes securities lending income
         of $73,906 and $51,987 in the International
         Small Cap and Aggressive Growth Trusts,
         respectively)                                   $   1,338,346
        Dividends                                              963,484
        Less: Foreign taxes withheld                                --
                                                         -------------
        Total income                                         2,301,830
                                                         -------------
Expenses:
        Investment adviser fee (Note 6)                      3,143,468
        Custodian fee                                           98,038
        Printing and postage fees                               35,769
        Audit and legal fees                                    24,911
        Registration and filing fees                            13,200
        Fund administration fees (Note 6)                       13,680
        Trustees fees and expenses (Note 7)                      5,247
        Miscellaneous                                            6,474
                                                         -------------
        Total expenses                                       3,340,787
                                                         -------------
Net investment income (loss)                                (1,038,957)
                                                         -------------

Realized and unrealized gain on investments, futures,
        foreign currency and forward foreign currency
        contracts:
Net realized gain (loss) on:
        Investment transactions                             56,438,943
        Futures contracts                                     (174,744)
        Foreign currency and forward foreign
         currency contracts                                         --
Change in unrealized appreciation (depreciation) on:
        Investments                                        137,960,108
        Translation of foreign currency and forward
         foreign currency contracts                                 --
                                                         -------------
        Net gain on investments, foreign currency
         and forward foreign currency contracts            194,224,307
                                                         -------------


Net increase in net assets resulting from operations     $ 193,185,350
                                                         =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999

                                                           SMALL COMPANY         MID CAP           MID CAP
                                                             BLEND               GROWTH            STOCK             OVERSEAS
                                                             TRUST *             TRUST             TRUST *             TRUST
                                                             -------             -----             -------             -----
Investment Income:
        Interest                                          $      94,264      $   1,640,662      $     211,336      $   1,163,604
        Dividends                                               131,241            954,901            196,217          4,916,931
        Less: Foreign taxes withheld                               (219)                --                 --           (639,006)
                                                          -------------      -------------      -------------      -------------
        Total income                                            225,286          2,595,563            407,553          5,441,529
                                                          -------------      -------------      -------------      -------------
Expenses:
        Investment adviser fee (Note 6)                         200,337          4,393,840            433,859          2,657,549
        Custodian fee                                            43,122            154,600             37,050            632,871
        Printing and postage fees                                 1,623             62,868              1,962             35,275
        Audit and legal fees                                      1,622             38,913              2,498             24,113
        Registration and filing fees                                614             19,124              1,640             13,902
        Fund administration fees (Note 6)                           955             23,513              1,654             13,695
        Amortization of deferred organization
         expenses (Note 2)                                           --                 --                 --              9,720
        Trustees fees and expenses (Note 7)                         346              9,726                416              5,324
        Miscellaneous                                               102              9,232                570              3,604
                                                          -------------      -------------      -------------      -------------
        Total expenses                                          248,721          4,711,816            479,649          3,396,053
                                                          -------------      -------------      -------------      -------------
Net investment income (loss)                                    (23,435)        (2,116,253)           (72,096)         2,045,476
                                                          -------------      -------------      -------------      -------------

Realized and unrealized gain
 on investments, futures, foreign currency
 and forward foreign currency contracts:
Net realized gain (loss) on:
        Investment transactions                               1,585,805         61,094,831         (1,978,783)        33,604,875
        Futures and options contracts                                --             96,945                 --            (39,264)
        Foreign currency and forward foreign
         currency contracts                                          (2)                --                 --            763,055
Change in unrealized appreciation (depreciation) on:
        Investments                                           7,936,198        136,532,659          3,606,412         74,964,607
        Futures contracts                                            --                 --                 --             64,886
        Translation of foreign currency and forward
         foreign currency contracts                                  --                 --                 --           (184,989)
                                                          -------------      -------------      -------------      -------------
        Net gain on investments, foreign currency and
         forward foreign currency contracts                   9,522,001        197,724,435          1,627,629        109,173,170
                                                          -------------      -------------      -------------      -------------

Net increase in net assets resulting from operations      $   9,498,566      $ 195,608,182      $   1,555,533      $ 111,218,646
                                                          =============      =============      =============      =============



                                                          INTERNATIONAL
                                                              STOCK
                                                              TRUST
                                                              -----
Investment Income:
        Interest                                          $     404,628
        Dividends                                             3,697,825
        Less: Foreign taxes withheld                           (459,657)
                                                          -------------
        Total income                                          3,642,796
                                                          -------------
Expenses:
        Investment adviser fee (Note 6)                       2,089,623
        Custodian fee                                           334,221
        Printing and postage fees                                19,156
        Audit and legal fees                                      9,899
        Registration and filing fees                                576
        Fund administration fees (Note 6)                         7,808
        Amortization of deferred organization
         expenses (Note 2)                                           --
        Trustees fees and expenses (Note 7)                       2,242
        Miscellaneous                                            29,977
                                                          -------------
        Total expenses                                        2,493,502
                                                          -------------
Net investment income (loss)                                  1,149,294
                                                          -------------

Realized and unrealized gain
        on investments, futures, foreign currency
        and forward foreign currency contracts:
Net realized gain (loss) on:
        Investment transactions                              18,675,048
        Futures and options contracts                                --
        Foreign currency and forward foreign
         currency contracts                                    (200,544)
Change in unrealized appreciation (depreciation) on:
        Investments                                          35,664,027
        Futures contracts                                            --
        Translation of foreign currency and forward
         foreign currency contracts                              (9,622)
                                                          -------------
        Net gain on investments, foreign currency and
         forward foreign currency contracts                  54,128,909
                                                          -------------

Net increase in net assets resulting from operations      $  55,278,203
                                                          =============

* For the period May 1, 1999 (commencement of operations) to December 31,1999.

The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                                  SMALL
                                                         INTERNATIONAL        MID CAP            COMPANY             GLOBAL
                                                            VALUE              BLEND              VALUE              EQUITY
                                                            TRUST *            TRUST              TRUST              TRUST
                                                            -------            -----              -----              -----
Investment Income:
        Interest                                         $     219,406      $   2,967,771      $     111,865     $   1,279,046
        Dividends                                            1,057,324         15,674,156          1,328,474        19,571,570
        Less: Foreign taxes withheld                           (91,426)           (53,335)                --        (1,599,636)
                                                         -------------      -------------      -------------     -------------
        Total income                                         1,185,304         18,588,592          1,440,339        19,250,980
                                                         -------------      -------------      -------------     -------------
Expenses:
        Investment adviser fee (Note 6)                        475,140         12,412,481          1,101,422         7,901,467
        Custodian fee                                           99,538            389,262            155,771           832,297
        Printing and postage fees                                2,174            216,572              4,450           138,256
        Audit and legal fees                                     2,656            145,347              4,778           254,723
        Registration and filing fees                             1,656             87,152              4,054            50,165
        Fund administration fees (Note 6)                        1,762             80,053              4,362            47,363
        Trustees fees and expenses (Note 7)                        457             32,076              1,123            19,052
        Miscellaneous                                              532             26,435              4,727            27,212
                                                         -------------      -------------      -------------     -------------
        Total expenses                                         583,915         13,389,378          1,280,687         9,270,535
                                                         -------------      -------------      -------------     -------------
Net investment income (loss)                                   601,389          5,199,214            159,652         9,980,445
                                                         -------------      -------------      -------------     -------------

Realized and unrealized gain on investments,
        futures, foreign currency and forward foreign
        currency contracts:
Net realized gain (loss) on:
        Investment transactions                                303,161        234,512,411          1,909,906        77,601,396
        Futures contracts                                           --            915,429                 --                --
        Foreign currency and forward foreign
         currency contracts                                   (109,395)            76,181                 --           183,397
Change in unrealized appreciation (depreciation) on:
        Investments                                          4,332,806        138,462,147          1,506,359       (61,686,373)
        Translation of foreign currency and forward
         foreign currency contracts                               (445)           (10,400)                --         4,010,954
                                                         -------------      -------------      -------------     -------------
        Net gain on investments, futures, foreign
         currency and forward foreign currency
         contracts                                           4,526,127        373,955,768          3,416,265        20,109,374
                                                         -------------      -------------      -------------     -------------
        Net increase in net assets resulting from
         operations                                      $   5,127,516      $ 379,154,982      $   3,575,917     $  30,089,819
                                                         =============      =============      =============     =============



                                                             GROWTH
                                                             TRUST
                                                             -----
Investment Income:
        Interest                                         $     625,180
        Dividends                                            2,527,693
        Less: Foreign taxes withheld                            (4,458)
                                                         -------------
        Total income                                         3,148,415
                                                         -------------
Expenses:
        Investment adviser fee (Note 6)                      3,716,979
        Custodian fee                                           98,079
        Printing and postage fees                               54,788
        Audit and legal fees                                    34,242
        Registration and filing fees                            11,498
        Fund administration fees (Note 6)                       21,881
        Trustees fees and expenses (Note 7)                      7,998
        Miscellaneous                                            6,526
                                                         -------------
        Total expenses                                       3,951,991
                                                         -------------
Net investment income (loss)                                  (803,576)
                                                         -------------

Realized and unrealized gain on investments,
        futures, foreign currency and forward foreign
        currency contracts:
Net realized gain (loss) on:
        Investment transactions                             75,873,948
        Futures contracts                                      178,770
        Foreign currency and forward foreign
         currency contracts                                    (11,504)
Change in unrealized appreciation (depreciation) on:
        Investments                                         77,260,171
        Translation of foreign currency and forward
         foreign currency contracts                             10,829
                                                         -------------
        Net gain on investments, futures, foreign
         currency and forward foreign currency
         contracts                                         153,312,214
                                                         -------------
        Net increase in net assets resulting from
         operations                                      $ 152,508,638
                                                         =============


* For the period May 1, 1999 (commencement of operations) to December 31,1999.

The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999

                                                    LARGE CAP      QUANTITATIVE      BLUE CHIP        REAL ESTATE
                                                     GROWTH           EQUITY           GROWTH         SECURITIES        VALUE
                                                     TRUST            TRUST            TRUST            TRUST           TRUST
                                                     -----            -----            -----            -----           -----
Investment Income:
        Interest                                   $ 1,699,334     $ 1,019,706     $  2,871,373     $     126,114     $  358,663
        Dividends                                    2,586,675       3,576,798       11,335,952        10,498,794      3,363,338
        Less: Foreign taxes withheld                   (59,530)         (1,552)         (41,650)               --            (94)
                                                   -----------     -----------     ------------     -------------     ----------
        Total income                                 4,226,479       4,594,952       14,165,675        10,624,908      3,721,907
                                                   -----------     -----------     ------------     -------------     ----------
Expenses:
        Investment adviser fee (Note 6)              2,555,311       2,425,280       12,535,949         1,118,824      1,497,638
        Custodian fee                                  187,536          89,165          255,226            55,048         62,341
        Printing and postage fees                       42,290          43,500          192,833            17,679         23,916
        Audit and legal fees                            27,558          28,874          122,285            10,681         13,502
        Registration and filing fees                     9,902           7,486           51,150             2,806          2,595
        Fund administration fees (Note 6)               15,893          17,190           73,677             7,207          9,250
        Trustees fees and expenses (Note 7)              6,302           6,351           28,787             2,472          3,095
        Miscellaneous                                    7,309           6,125           18,767            18,432         16,069
                                                   -----------     -----------     ------------     -------------     ----------
        Total expenses                               2,852,101       2,623,971       13,278,674         1,233,149      1,628,406
                                                   -----------     -----------     ------------     -------------     ----------
Net investment income                                1,374,378       1,970,981          887,001         9,391,759      2,093,501
                                                   -----------     -----------     ------------     -------------     ----------

Realized and unrealized gain (loss)
        on investments, futures, foreign currency
        and forward foreign currency contracts:
Net realized gain (loss) on:
        Investment transactions                     70,613,051      59,551,059       82,668,675       (29,820,928)     2,110,435
        Futures contracts                              600,561              --               --                --             --
        Foreign currency and forward foreign
         currency contracts                           (164,609)             --          (15,872)               --             --
Change in unrealized appreciation
 (depreciation) on:
        Investments                                  4,474,513      11,635,061      181,383,806         6,725,127      2,074,449
        Futures contracts                             (133,291)             --               --                --             --
        Translation of foreign currency and
         forward foreign currency contracts             (3,088)             --              (62)               --             --
                                                   -----------     -----------     ------------     -------------     ----------
        Net gain (loss) on investments,
         futures, foreign currency and forward
         foreign currency contracts                 75,387,137      71,186,120      264,036,547       (23,095,801)     4,184,884
                                                   -----------     -----------     ------------     -------------     ----------
        Net increase (decrease) in net assets
         resulting from operations                 $76,761,515     $73,157,101     $264,923,548     $ (13,704,042)    $6,278,385
                                                   ===========     ===========     ============     =============     ==========

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999

                                                             EQUITY            GROWTH &        U.S. LARGE CAP        EQUITY-
                                                             INDEX             INCOME              VALUE             INCOME
                                                             TRUST             TRUST               TRUST *           TRUST
                                                             -----             -----               -------           -----
Investment Income:
        Interest                                         $     344,454      $   2,847,784      $     385,746      $   2,480,978
        Dividends                                            1,050,963         36,871,661          1,040,740         26,684,145
        Less: Foreign taxes withheld                           (10,078)          (204,302)            (4,355)          (178,794)
                                                         -------------      -------------      -------------      -------------
        Total income                                         1,385,339         39,515,143          1,422,131         28,986,329
                                                         -------------      -------------      -------------      -------------
Expenses:
        Investment adviser fee (Note 6)                        220,248         20,739,640            790,211          9,004,174
        Custodian fee                                          112,264            402,424             39,542            202,138
        Printing and postage fees                               12,169            391,005              5,073            150,496
        Audit and legal fees                                     7,580            247,894              5,554             96,283
        Registration and filing fees                             2,572            109,798              2,993             47,584
        Fund administration fees (Note 6)                        4,718            146,335              4,215             55,800
        Trustees fees and expenses (Note 7)                      1,823             57,706              1,367             21,752
        Miscellaneous                                            1,078             36,689                747             17,014
                                                         -------------      -------------      -------------      -------------
        Expenses before reimbursement by
         investment adviser                                    362,452         22,131,491            849,702          9,595,241
        Reimbursement of expenses by investment
         adviser (Note 6)                                        9,984                 --                 --                 --
                                                         -------------      -------------      -------------      -------------
        Net expenses                                           352,468         22,131,491            849,702          9,595,241
                                                         -------------      -------------      -------------      -------------
Net investment income                                        1,032,871         17,383,652            572,429         19,391,088
                                                         -------------      -------------      -------------      -------------

Realized and unrealized gain on investments,
        futures, foreign currency and forward
        foreign currency contracts:
Net realized gain (loss) on:
        Investment transactions                                831,620        182,201,245          1,533,279         99,860,193
        Futures contracts                                      713,926                 --                 --                 --
        Foreign currency and forward foreign
        currency contracts                                          30             (1,641)                --            (59,761)
Change in unrealized appreciation (depreciation) on:
        Investments                                         14,467,975        276,366,400          5,435,868        (81,285,317)
        Futures contracts                                       44,856                 --                 --                 --
        Translation of foreign currency and forward
        foreign currency contracts                                  --                761                 --             (1,174)
                                                         -------------      -------------      -------------      -------------
        Net gain on investments, futures, foreign
        currency and forward foreign currency
        contracts                                           16,058,407        458,566,765          6,969,147         18,513,941
                                                         -------------      -------------      -------------      -------------
        Net increase in net assets resulting from
        operations                                       $  17,091,278      $ 475,950,417      $   7,541,576      $  37,905,029
                                                         =============      =============      =============      =============



                                                            INCOME &
                                                            VALUE
                                                            TRUST
                                                            -----
Investment Income:
        Interest                                         $  16,083,264
        Dividends                                            4,520,318
        Less: Foreign taxes withheld                           (57,290)
                                                         -------------
        Total income                                        20,546,292
                                                         -------------
Expenses:
        Investment adviser fee (Note 6)                      4,950,340
        Custodian fee                                          249,176
        Printing and postage fees                               92,289
        Audit and legal fees                                    60,218
        Registration and filing fees                            33,969
        Fund administration fees (Note 6)                       33,906
        Trustees fees and expenses (Note 7)                     13,516
        Miscellaneous                                           17,222
                                                         -------------
        Expenses before reimbursement by
         investment adviser                                  5,450,636
        Reimbursement of expenses by investment
         adviser (Note 6)                                           --
                                                         -------------
        Net expenses                                         5,450,636
                                                         -------------
Net investment income                                       15,095,656
                                                         -------------

Realized and unrealized gain on investments,
        futures, foreign currency and forward
        foreign currency contracts:
Net realized gain (loss) on:
        Investment transactions                            124,510,597
        Futures contracts                                     (208,857)
        Foreign currency and forward foreign
        currency contracts                                    (410,146)
Change in unrealized appreciation (depreciation) on:
        Investments                                        (88,066,184)
        Futures contracts                                           --
        Translation of foreign currency and forward
        foreign currency contracts                              (4,236)
                                                         -------------
        Net gain on investments, futures, foreign
        currency and forward foreign currency
        contracts                                           35,821,174
                                                         -------------
        Net increase in net assets resulting from
        operations                                       $  50,916,830
                                                         =============

* For the period May 1, 1999 (commencement of operations) to December 31,1999.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                              HIGH            STRATEGIC           GLOBAL
                                                           BALANCED           YIELD             BOND              BOND
                                                            TRUST             TRUST             TRUST             TRUST
                                                            -----             -----             -----             -----
Investment Income:
        Interest                                         $  8,075,335      $ 20,161,608      $ 35,449,910      $  9,032,313
        Mortgage dollar rolls                                      --                --           352,700                --
        Dividends                                           2,477,847            11,153                --                --
        Less: Foreign taxes withheld                          (86,271)               --          (104,077)          (55,740)
                                                         ------------      ------------      ------------      ------------
        Total income                                       10,466,911        20,172,761        35,698,533         8,976,573
                                                         ------------      ------------      ------------      ------------
Expenses:
        Investment adviser fee (Note 6)                     2,172,887         1,660,951         3,064,500         1,337,692
        Custodian fee                                          89,201            85,369           242,072           218,501
        Printing and postage fees                              40,626            24,322            50,787            44,908
        Audit and legal fees                                   24,871            14,529            30,525            15,998
        Registration and filing fees                           10,577             3,903            12,493             9,652
        Fund administration fees (Note 6)                      14,589             9,389            18,858             8,724
        Trustees fees and expenses (Note 7)                     6,355             3,341             6,842             3,568
        Miscellaneous                                          12,578             4,537            12,904             6,107
                                                         ------------      ------------      ------------      ------------
        Total expenses                                      2,371,684         1,806,341         3,438,981         1,645,150
                                                         ------------      ------------      ------------      ------------
Net investment income                                       8,095,227        18,366,420        32,259,552         7,331,423
                                                         ------------      ------------      ------------      ------------

Realized and unrealized gain (loss) on investments,
        foreign currency and forward foreign currency
        contracts:
Net realized gain (loss) on:
        Investment transactions                             2,183,915        (2,179,396)       (9,523,555)         (901,127)
        Futures and written options contracts                      --           324,285                --        (1,873,973)
        Interest rate swaps                                        --                --                --          (180,323)
        Foreign currency and forward foreign
         currency contracts                                    50,246         1,442,587        (1,034,962)       (4,686,289)
Change in unrealized appreciation (depreciation) on:
        Investments                                       (14,122,890)       (2,770,932)      (12,904,237)      (12,336,871)
        Futures contracts                                          --           282,774                --            92,977
        Written options                                            --                --                --             1,539
        Interest rate swaps                                        --                --                --             4,800
        Translation of foreign currency and forward
         foreign currency contracts                            (7,028)          202,491          (113,891)          (17,754)
                                                         ------------      ------------      ------------      ------------
        Net gain (loss) on investments, foreign
         currency and forward foreign currency
         contracts                                        (11,895,757)       (2,698,191)      (23,576,645)      (19,897,021)
                                                         ------------      ------------      ------------      ------------
        Net increase (decrease) in net assets
         resulting from operations                       $ (3,800,530)     $ 15,668,229      $  8,682,907      $(12,565,598)
                                                         ============      ============      ============      ============



                                                            TOTAL
                                                            RETURN
                                                            TRUST *
                                                            -------
Investment Income:
        Interest                                         $  7,736,734
        Mortgage dollar rolls                                      --
        Dividends                                              40,000
        Less: Foreign taxes withheld                               --
                                                         ------------
        Total income                                        7,776,734
                                                         ------------
Expenses:
        Investment adviser fee (Note 6)                       925,369
        Custodian fee                                          44,246
        Printing and postage fees                               5,094
        Audit and legal fees                                    6,455
        Registration and filing fees                            4,209
        Fund administration fees (Note 6)                       4,204
        Trustees fees and expenses (Note 7)                     1,063
        Miscellaneous                                           2,137
                                                         ------------
        Total expenses                                        992,777
                                                         ------------
Net investment income                                       6,783,957
                                                         ------------

Realized and unrealized gain (loss) on investments,
        foreign currency and forward foreign currency
        contracts:
Net realized gain (loss) on:
        Investment transactions                                 2,368
        Futures and written options contracts              (1,149,016)
        Interest rate swaps                                  (121,549)
        Foreign currency and forward foreign
         currency contracts                                    35,603
Change in unrealized appreciation (depreciation) on:
        Investments                                        (6,074,315)
        Futures contracts                                    (827,374)
        Written options                                       (46,995)
        Interest rate swaps                                        --
        Translation of foreign currency and forward
         foreign currency contracts                            54,191
                                                         ------------
        Net gain (loss) on investments, foreign
         currency and forward foreign currency
         contracts                                         (8,127,087)
                                                         ------------
        Net increase (decrease) in net assets
         resulting from operations                       ($ 1,343,130)
                                                         ============

* For the period May 1, 1999 (commencement of operations) to December 31,1999.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999

                                                           INVESTMENT                            U.S.
                                                            QUALITY         DIVERSIFIED       GOVERNMENT          MONEY
                                                             BOND              BOND           SECURITIES          MARKET
                                                            TRUST             TRUST             TRUST             TRUST
                                                            -----             -----             -----             -----
Investment Income:
        Interest                                         $ 23,339,802      $ 12,665,776      $ 24,617,470      $ 41,041,744
        Mortgage dollar rolls                                      --                --         2,269,122                --
        Dividends                                              42,589           195,076                --                --
        Less: Foreign taxes withheld                           (2,527)          (20,995)               --                --
                                                         ------------      ------------      ------------      ------------
        Total income                                       23,379,864        12,839,857        26,886,592        41,041,744
                                                         ------------      ------------      ------------      ------------
Expenses:
        Investment adviser fee (Note 6)                     2,011,248         1,597,677         2,588,073         4,033,204
        Custodian fee                                         171,341           125,279           162,080           122,487
        Printing and postage fees                              65,105            28,265            50,579           109,855
        Audit and legal fees                                   88,778            18,363            28,997            62,231
        Registration and filing fees                            4,739            10,530             7,039            17,099
        Fund administration fees (Note 6)                      16,284            10,177            18,945            42,389
        Trustees fees and expenses (Note 7)                     5,483             4,055             6,382            15,169
        Miscellaneous                                           7,123             4,047             5,799             9,527
                                                         ------------      ------------      ------------      ------------
        Total expenses                                      2,370,101         1,798,393         2,867,894         4,411,961
                                                         ------------      ------------      ------------      ------------
Net investment income                                      21,009,763        11,041,464        24,018,698        36,629,783
                                                         ------------      ------------      ------------      ------------

Realized and unrealized gain (loss) on
 investments, foreign currency and forward
 foreign currency contracts:
Net realized gain (loss) on:
        Investments                                        (2,060,385)       14,952,677        (5,800,407)               --
        Futures contracts                                          --          (134,255)               --                --
        Foreign currency and forward foreign
         currency contracts                                        --           (69,252)               --                --
Change in unrealized appreciation (depreciation) on:
        Investments                                       (25,340,525)      (24,758,278)      (18,778,446)               --
        Futures contracts                                          --                --                --                --
        Translation of foreign currency and forward
         foreign currency contracts                                --              (301)               --                --
                                                         ------------      ------------      ------------      ------------
        Net gain on investments                           (27,400,910)      (10,009,409)      (24,578,853)               --
                                                         ------------      ------------      ------------      ------------
        Net increase (decrease) in net assets
         resulting from operations                       $( 6,391,147)     $  1,032,055         $(560,155)     $ 36,629,783
                                                         ============      ============      ============      ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1999

                                                    LIFESTYLE       LIFESTYLE        LIFESTYLE         LIFESTYLE       LIFESTYLE
                                                   AGGRESSIVE        GROWTH          BALANCED          MODERATE       CONSERVATIVE
                                                     1000             820              640               460               280
                                                    TRUST            TRUST            TRUST             TRUST             TRUST
                                                    -----            -----            -----             -----             -----
Investment Income:
        Income distributions received            $    475,768     $  6,070,916     $ 10,740,850     $  4,439,139      $  4,191,943
                                                 ------------     ------------     ------------     ------------      ------------
        Total income                                  475,768        6,070,916       10,740,850        4,439,139         4,191,943
                                                 ------------     ------------     ------------     ------------      ------------
Expenses:
        Printing and postage fees                      10,390           50,099           52,250           21,997            13,704
        Audit and legal fees                            6,139           30,389           28,918           14,465             7,631
        Registration and filing fees                    1,492           12,313            4,309            4,308               676
        Fund administration fees (Note 6)               3,809           18,128           19,144            8,141             5,124
        Trustee fees and expenses (Note 7)              1,352            7,372            5,149            3,468             1,588
        Miscellaneous                                   1,019            4,836            4,886            1,912             1,085
                                                 ------------     ------------     ------------     ------------      ------------
        Expenses before reimbursement by
         investment adviser                            24,201          123,137          114,656           54,291            29,808
        Reimbursement of expenses by
         investment adviser (Note 6)                   24,201          123,137          114,656           54,291            29,808
                                                 ------------     ------------     ------------     ------------      ------------
        Net expenses                                       --               --               --               --                --
                                                 ------------     ------------     ------------     ------------      ------------
Net investment income                                 475,768        6,070,916       10,740,850        4,439,139         4,191,943
                                                 ------------     ------------     ------------     ------------      ------------

Realized and unrealized gain (loss) on
 investments:
        Net realized gain on investments            2,317,152       15,412,938       11,553,939        6,666,705         1,534,128
        Capital gain distributions received         1,535,714        6,895,287        6,798,579        2,403,259         1,842,148
        Change in unrealized appreciation
        (depreciation) on investments               6,907,750       28,023,635       15,135,721       (1,640,323)       (3,520,387)
                                                 ------------     ------------     ------------     ------------      ------------
        Net gain (loss) on investments             10,760,616       50,331,860       33,488,239        7,429,641          (144,111)
                                                 ------------     ------------     ------------     ------------      ------------
        Net increase in net assets resulting
         from operations                         $ 11,236,384     $ 56,402,776     $ 44,229,089     $ 11,868,780      $  4,047,832
                                                 ============     ============     ============     ============      ============

    The accompanying notes are an integral part of the financial statements.

                                                                    PACIFIC RIM                               SCIENCE &
                                                                  EMERGING MARKETS                            TECHNOLOGY
                                                                       TRUST                                    TRUST
                                                              YEAR              YEAR              YEAR                     YEAR
                                                             ENDED              ENDED             ENDED                    ENDED
                                                          12/31/1999          12/31/1998         12/31/1999              12/31/1998


Increase in net assets:
Operations:
Net investment income (loss)                               $426,377             $305,356       $   (2,002,999)         $   (781,426)
Net realized gain (loss) on:
    Investment transactions                               1,705,214           (6,979,917)         121,073,536            (1,741,037)
    Foreign currency and forward
     foreign currency contracts                             (77,478)            (238,982)            (111,800)              (10,264)
Change in unrealized appreciation
 (depreciation) on:
    Investments                                          24,461,774            5,942,247          314,096,686            49,026,105
    Foreign currency and forward foreign
     currency contracts                                      13,596              110,460               (1,470)                  198
                                                        -----------          -----------       --------------          ------------
Net increase (decrease) in net assets
  resulting from operations                              26,529,483             (860,836)         433,053,953            46,493,576
Distribution to shareholders from:
    Net investment income                                  (755,968)                --                   --                    --
    Net realized gains on investments and
     foreign currency transactions                             --                   --            (78,452,440)                 --
Distribution to shareholders in excess
of net investment income                                   (735,566)                --                   --                    --
                                                        -----------          -----------       --------------          ------------
   Total distributions                                   (1,491,534)                --            (78,452,440)                 --
Increase (decrease) in net assets from capital
 share transactions (Note 4)                             41,719,598            5,005,970          610,567,989            65,443,411
                                                        -----------          -----------       --------------          ------------
Increase in net assets                                   66,757,547            4,145,134          965,169,502           111,936,987
Net assets at beginning of period                        27,995,458           23,850,324          179,284,563            67,347,576
                                                        -----------          -----------       --------------          ------------
Net assets at end of period                             $94,753,005          $27,995,458       $1,144,454,065          $179,284,563
                                                        ===========          ===========       ==============          ============
Undistributed net investment income (loss)                 $356,425              $13,097               $1,203                  --
                                                        ===========          ===========       ==============          ============



                                                                           INTERNATIONAL
                                                                             SMALL CAP
                                                                              TRUST
                                                                      YEAR                  YEAR
                                                                      ENDED                 ENDED
                                                                    12/31/1999            12/31/1998


Increase in net assets:
Operations:
Net investment income (loss)                                        ($611,903)             $627,681
Net realized gain (loss) on:
    Investment transactions                                        67,864,657               277,904
    Foreign currency and forward
     foreign currency contracts                                      (918,053)             (134,334)
Change in unrealized appreciation
 (depreciation) on:
    Investments                                                    43,457,530            14,673,325
    Foreign currency and forward foreign
     currency contracts                                               (48,530)               36,507
                                                                 ------------          ------------
Net increase (decrease) in net assets
  resulting from operations                                       109,743,701            15,481,083
Distribution to shareholders from:
    Net investment income                                            (500,048)             (437,568)
    Net realized gains on investments and
     foreign currency transactions                                       --
Distribution to shareholders in excess
of net investment income                                                 --                    --
                                                                 ------------          ------------
   Total distributions                                               (500,048)             (437,568)
Increase (decrease) in net assets from capital
 share transactions (Note 4)                                      (17,181,188)            4,278,984
                                                                 ------------          ------------
Increase in net assets                                             92,062,465            19,322,499
Net assets at beginning of period                                 147,898,209           128,575,710
                                                                 ------------          ------------
Net assets at end of period                                      $239,960,674          $147,898,209
                                                                 ============          ============
Undistributed net investment income (loss)                             $9,669              $500,048
                                                                 ============          ============



    The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                         AGGRESSIVE GROWTH TRUST                 EMERGING             SMALL COMPANY
                                                       (FORMERLY, PILGRIM BAXTER              SMALL COMPANY               BLEND
                                                             GROWTH TRUST)                        TRUST                   TRUST
                                                        YEAR            YEAR              YEAR           YEAR           5/1/1999*
                                                        ENDED           ENDED             ENDED          ENDED              TO
                                                      12/31/1999      12/31/1998        12/31/1999     12/31/1998       12/31/1999
                                                      ----------      ----------        ----------     ----------       ----------
Increase (decrease) in net assets:
Operations:
Net investment loss                                 $   (588,808)    $   (745,047)    $ (1,038,957)   $ (1,512,967)    $   (23,435)
Net realized gain (loss) on:
        Investment transactions                       21,652,907      (17,375,070)      56,438,943       3,917,918       1,585,805
        Futures contracts                               (913,664)              --         (174,744)             --              --
        Foreign currency and forward foreign
         currency contracts                                   --               --               --              --              (2)
Change in unrealized appreciation (depreciation)
 on:
        Investments                                    6,872,345       26,770,878      137,960,108      (1,704,887)      7,936,198
        Foreign currency and forward foreign
         currency contracts                                   --               --               --              --              --
                                                    ------------     ------------     ------------    ------------     -----------
Net increase in net assets resulting from
 operations                                           27,022,780        8,650,761     $193,185,350         700,064       9,498,566
Distribution to shareholders from:
        Net investment income                                 --               --               --              --              --
        Net realized gains on investments and
         foreign currency transactions                        --               --       (4,061,968)     (4,130,364)     (1,020,865)
Increase (decrease) in net assets from capital
 share transactions (Note 4)                         (34,529,443)      41,023,697      (36,608,252)     28,293,036      45,036,559
                                                    ------------     ------------     ------------    ------------     -----------
Increase (decrease) in net assets                     (7,506,663)      49,674,458      152,515,130      24,862,737      53,514,260
Net assets at beginning of period                    143,009,604       93,335,146      300,636,818     275,774,081              --
                                                    ------------     ------------     ------------    ------------     -----------
Net assets at end of period                         $135,502,941     $143,009,604     $453,151,948    $300,636,818     $53,514,260
                                                    ============     ============     ============    ============     ===========
Undistributed net investment income                           --               --               --              --              --
                                                    ============     ============     ============    ============     ===========

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                     MID CAP GROWTH TRUST          MID CAP                OVERSEAS TRUST
                                                   (FORMERLY, SMALL/MID CAP         STOCK       (FORMERLY, INTERNATIONAL GROWTH
                                                            TRUST)                  TRUST               AND INCOME TRUST)
                                                     YEAR            YEAR         05/01/1999*        YEAR             YEAR
                                                     ENDED           ENDED           TO              ENDED            ENDED
                                                  12/31/1999      12/31/1998      12/31/1999       12/31/1999      12/31/1998
                                                  ----------      ----------      ----------       ----------      ----------
Increase in net assets:
Operations:
Net investment income (loss)                    $ (2,116,253)   $   (846,848)    $   (72,096)     $  2,045,476    $  1,349,144
Net realized gain (loss) on:
        Investment transactions                   61,094,831      55,888,821      (1,978,783)       33,604,875         431,540
        Futures and options contracts                 96,945              --              --           (39,264)             --
        Foreign currency and forward
         foreign currency contracts                       --              --              --           763,055      (2,299,214)
Change in unrealized appreciation
 (depreciation) on:
        Investments                              136,532,659      26,206,105       3,606,412        74,964,607      16,672,663
        Futures contracts                                 --              --              --            64,886              --
        Foreign currency and forward
         foreign currency contracts                       --              --              --          (184,989)       (904,425)
                                                ------------    ------------     -----------      ------------    ------------
Net increase in net assets resulting
 from operations                                 195,608,182      81,248,078       1,555,533       111,218,646      15,249,708
Distribution to shareholders from:
        Net investment income                             --              --              --                --      (5,087,750)
        Net realized gains on investments
         and foreign currency transactions       (55,167,921)             --              --                --      (6,913,043)
                                                ------------    ------------     -----------      ------------    ------------
        Total distributions                      (55,167,921)             --              --                --     (12,000,793)
Increase in net assets from capital
 share transactions (Note 4)                     127,124,388      45,484,563      97,954,642        74,453,910      11,525,342
                                                ------------    ------------     -----------      ------------    ------------
Increase in net assets                           267,564,649     126,732,641      99,510,175       185,672,556      14,774,257
Net assets at beginning of period                395,109,153     268,376,512              --       218,550,711     203,776,454
                                                ------------    ------------     -----------      ------------    ------------
Net assets at end of period                     $662,673,802    $395,109,153     $99,510,175      $404,223,267    $218,550,711
                                                ============    ============     ===========      ============    ============
Undistributed net investment income (loss)                --              --              --      $  3,815,459    $   (159,968)
                                                ============    ============     ===========      ============    ============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                       INTERNATIONAL            INTERNATIONAL           MID CAP BLEND TRUST
                                                           STOCK                   VALUE                (FORMERLY, EQUITY
                                                           TRUST                   TRUST*                     TRUST)
                                                   YEAR            YEAR           5/1/1999           YEAR                  YEAR
                                                   ENDED           ENDED            TO               ENDED                ENDED
                                                12/31/1999       12/31/1998      12/31/1999       12/31/1999            12/31/1998
                                                ----------       ----------      ----------       ----------            ----------
Increase (decrease) in net assets:
Operations:
Net investment income                          $  1,149,294    $  1,586,475     $    601,389     $    5,199,214    $    6,512,985
Net realized gain (loss) on:
        Investment transactions                  18,675,048       1,821,899          303,161        234,512,411       164,915,719
        Futures contracts                                --              --               --            915,429                --
        Foreign currency and forward
         foreign currency contracts                (200,544)        (40,590)        (109,395)            76,181            58,525
Change in unrealized appreciation
 (depreciation) on:
        Investments                              35,664,027      22,818,165        4,332,806        138,462,147       (36,897,292)
        Foreign currency and forward
         foreign currency contracts                  (9,622)         13,799             (445)           (10,400)            9,372
                                               ------------    ------------     ------------     --------------    --------------
Net increase in net assets resulting
 from operations                                 55,278,203      26,199,748        5,127,516        379,154,982       134,599,309
Distribution to shareholders from:
        Net investment income                      (939,920)     (1,596,410)              --         (6,563,301)       (4,882,009)
        Net realized gains on investments
         and foreign currency transactions      (17,972,744)     (1,781,309)              --       (170,802,927)     (288,587,683)
Distribution to shareholders:
        In excess of net investment income               --         (42,466)              --                 --                --
        In excess of net realized gains on
         investments and foreign currency
         transactions                                    --        (140,607)              --                 --                --
                                               ------------    ------------     ------------     --------------    --------------
        Total distributions                     (18,912,664)     (3,560,792)              --       (177,366,228)     (293,469,692)
Increase (decrease) in net assets from
 capital share transactions (Note 4)            (38,739,606)     66,210,918       95,842,072        (84,729,370)      193,656,886
                                               ------------    ------------     ------------     --------------    --------------
Increase (decrease) in net assets                (2,374,067)     88,849,874      100,969,588        117,059,384        34,786,503
Net assets at beginning of period               234,102,771     145,252,897               --      1,556,168,603     1,521,382,100
                                               ------------    ------------     ------------     --------------    --------------
Net assets at end of period                    $231,728,704    $234,102,771     $100,969,588     $1,673,227,987    $1,556,168,603
                                               ============    ============     ============     ==============    ==============
Undistributed net investment income (loss)     $     67,065        ($77,076)    $    491,994     $    5,093,411    $    6,563,301
                                               ============    ============     ============     ==============    ==============

* Commencement of operations

The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                           SMALL                               GLOBAL
                                                        COMPANY VALUE                          EQUITY
                                                           TRUST                               TRUST
                                                   YEAR              YEAR              YEAR              YEAR
                                                   ENDED             ENDED             ENDED             ENDED
                                                12/31/1999        12/31/1998        12/31/1999        12/31/1998
                                                ----------        ----------        ----------        ----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                   $    159,652      $    188,462      $  9,980,445      $  7,701,552
Net realized gain (loss) on:
        Investment transactions                   1,909,906       (16,508,567)       77,601,396        88,388,784
        Futures contracts                                --                --                --                --
        Foreign currency and forward
         foreign currency contracts                      --                --           183,397        (1,775,815)
Change in unrealized appreciation
 (depreciation) on:
        Investments                               1,506,359         9,615,252       (61,686,373)        6,402,579
        Foreign currency and forward
         foreign currency contracts                      --                --         4,010,954           141,285
                                               ------------      ------------      ------------      ------------
Net increase(decrease) in net assets
        resulting from operations                 3,575,917        (6,704,853)       30,089,819       100,858,385
Distribution to shareholders from:
        Net investment income                      (105,452)          (56,196)       (5,423,428)      (16,146,783)
        Net realized gains on investments
         and foreign currency transactions               --                --       (88,486,537)      (48,191,144)
                                               ------------      ------------      ------------      ------------
        Total distributions                        (105,452)          (56,196)      (93,909,965)      (64,337,927)
Increase (decrease) in net assets from
 capital share transactions (Note 4)            (76,637,904)      102,004,697       (27,015,745)       23,630,416
                                               ------------      ------------      ------------      ------------
Increase (decrease) in net assets               (73,167,439)       95,243,648       (90,835,891)       60,150,874
Net assets at beginning of period               162,334,732        67,091,084       928,563,621       868,412,747
                                               ------------      ------------      ------------      ------------
Net assets at end of period                    $ 89,167,293      $162,334,732      $837,727,730      $928,563,621
                                               ============      ============      ============      ============
Undistributed net investment income            $    125,033      $    122,775      $ 10,121,306      $  5,423,428
                                               ============      ============      ============      ============




                                                            GROWTH
                                                            TRUST
                                                    YEAR             YEAR
                                                    ENDED            ENDED
                                                 12/31/1999       12/31/1998
                                                 ----------       ----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                   $   (803,576)     $    956,935
Net realized gain (loss) on:
        Investment transactions                  75,873,948        17,266,771
        Futures contracts                           178,770                --
        Foreign currency and forward
         foreign currency contracts                 (11,504)             (281)
Change in unrealized appreciation
 (depreciation) on:
        Investments                              77,260,171        31,040,331
        Foreign currency and forward
         foreign currency contracts                  10,829            (9,207)
                                               ------------      ------------
Net increase(decrease) in net assets
        resulting from operations               152,508,638        49,254,549
Distribution to shareholders from:
        Net investment income                      (956,654)         (785,667)
        Net realized gains on investments
         and foreign currency transactions      (17,085,959)       (7,656,124)
                                               ------------      ------------
        Total distributions                     (18,042,613)       (8,441,791)
Increase (decrease) in net assets from
 capital share transactions (Note 4)            208,487,269        91,793,552
                                               ------------      ------------
Increase (decrease) in net assets               342,953,294       132,606,310
Net assets at beginning of period               299,994,476       167,388,166
                                               ------------      ------------
Net assets at end of period                    $642,947,770      $299,994,476
                                               ============      ============
Undistributed net investment income                      --      $    956,654
                                               ============      ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                            LARGE CAP GROWTH TRUST                   QUANTITATIVE
                                                         (FORMERLY, AGGRESSIVE ASSET                    EQUITY
                                                              ALLOCATION TRUST)                         TRUST
                                                            YEAR              YEAR              YEAR              YEAR
                                                            ENDED             ENDED             ENDED             ENDED
                                                         12/31/1999        12/31/1998        12/31/1999        12/31/1998
                                                         ----------        ----------        ----------        ----------
Increase in net assets:
Operations:
Net investment income                                  $  1,374,378      $  3,958,805      $  1,970,981      $  2,167,436
Net realized gain (loss) on:
        Investment transactions                          70,613,051        24,484,460        59,551,059        25,556,516
        Futures contracts                                   600,561           168,829                --                --
        Foreign currency and forward foreign
         currency contracts                                (164,609)           (3,049)               --                --
Change in unrealized appreciation (depreciation)
 on:
        Investments                                       4,474,513        14,927,862        11,635,061        21,957,322
        Futures contracts                                  (133,291)          240,570                --                --
        Foreign currency and forward foreign
         currency contracts                                  (3,088)            8,462                --                --
                                                       ------------      ------------      ------------      ------------
Net increase in net assets resulting from
 operations                                              76,761,515        43,785,939        73,157,101        49,681,274
Distribution to shareholders from:
        Net investment income                            (4,041,499)       (4,765,263)       (2,089,131)       (1,960,998)
        Net realized gains on investments, futures
         and foreign currency transactions              (24,147,307)      (24,329,301)      (26,012,081)      (21,211,052)
                                                       ------------      ------------      ------------      ------------
        Total distributions                             (28,188,806)      (29,094,564)      (28,101,212)      (23,172,050)
Increase in net assets from capital share
 transactions (Note 4)                                   91,130,824         4,657,120       132,378,612        60,435,931
                                                       ------------      ------------      ------------      ------------
Increase in net assets                                  139,703,533        19,348,495       177,434,501        86,945,155
Net assets at beginning of period                       262,881,724       243,533,229       254,474,860       167,529,705
                                                       ------------      ------------      ------------      ------------
Net assets at end of period                            $402,585,257      $262,881,724      $431,909,361      $254,474,860
                                                       ============      ============      ============      ============
Undistributed net investment income                    $  1,269,910      $  3,977,606      $  1,884,589      $  2,089,131
                                                       ============      ============      ============      ============



                                                                   BLUE CHIP
                                                                     GROWTH
                                                                     TRUST
                                                            YEAR                YEAR
                                                            ENDED               ENDED
                                                         12/31/1999          12/31/1998
                                                         ----------          ----------
Increase in net assets:
Operations:
Net investment income                                  $      887,001      $    3,184,232
Net realized gain (loss) on:
        Investment transactions                            82,668,675          50,695,303
        Futures contracts                                          --                  --
        Foreign currency and forward foreign
         currency contracts                                   (15,872)             (8,634)
Change in unrealized appreciation (depreciation)
 on:
        Investments                                       181,383,806         174,851,600
        Futures contracts                                          --                  --
        Foreign currency and forward foreign
         currency contracts                                       (62)                 63
                                                       --------------      --------------
Net increase in net assets resulting from
 operations                                               264,923,548         228,722,564
Distribution to shareholders from:
        Net investment income                              (3,087,681)         (4,121,547)
        Net realized gains on investments, futures
         and foreign currency transactions                (53,476,374)        (11,715,254)
                                                       --------------      --------------
        Total distributions                               (56,564,055)        (15,836,801)
Increase in net assets from capital share
 transactions (Note 4)                                    384,712,051         219,468,302
                                                       --------------      --------------
Increase in net assets                                    593,071,544         432,354,065
Net assets at beginning of period                       1,141,161,523         708,807,458
                                                       --------------      --------------
Net assets at end of period                            $1,734,233,067      $1,141,161,523
                                                       ==============      ==============
Undistributed net investment income                    $      796,216      $    3,087,681
                                                       ==============      ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 REAL ESTATE
                                                                 SECURITIES                             VALUE
                                                                   TRUST                                TRUST
                                                          YEAR               YEAR              YEAR                YEAR
                                                          ENDED              ENDED             ENDED               ENDED
                                                       12/31/1999         12/31/1998        12/31/1999          12/31/1998
                                                       ----------         ----------        ----------          ----------
Increase (decrease) in net assets:
Operations:
Net investment income                                $   9,391,759      $   9,202,498      $   2,093,501      $   3,188,316
Net realized gain (loss) on:
        Investment transactions                        (29,820,928)       (11,066,977)         2,110,435          3,711,085
        Futures contracts                                       --                 --                 --                 --
        Foreign currency and forward
         foreign currency contracts                             --                 --                 --                 --
Change in unrealized appreciation (depreciation)
 on:
        Investments                                      6,725,127        (28,378,705)         2,074,449        (14,016,429)
        Futures contracts                                       --                 --                 --                 --
                                                     -------------      -------------      -------------      -------------
Net increase (decrease) in net assets resulting
 from operations                                       (13,704,042)       (30,243,184)         6,278,385         (7,117,028)
Distribution to shareholders from:
        Net investment income                           (7,390,951)        (4,711,304)        (2,094,968)        (3,187,336)
        Net realized gains on investments and
         foreign currency transactions                          --        (16,427,838)        (2,110,435)        (3,711,085)
Distribution to shareholders in excess of
net realized gains on investments and foreign
 currency transactions                                          --                 --           (418,947)        (1,531,744)
                                                     -------------      -------------      -------------      -------------
        Total distributions                             (7,390,951)       (21,139,142)        (4,624,350)        (8,430,165)
Increase (decrease) in net assets from capital
 share transactions (Note 4)                            56,018,845         51,455,304       (110,929,533)       126,430,055
                                                     -------------      -------------      -------------      -------------
Increase (decrease) in net assets                       34,923,852             72,978       (109,275,498)       110,882,862
Net assets at beginning of period                      161,832,171        161,759,193        255,554,486        144,671,624
                                                     -------------      -------------      -------------      -------------
Net assets at end of period                          $ 196,756,023      $ 161,832,171      $ 146,278,988      $ 255,554,486
                                                     =============      =============      =============      =============
Undistributed net investment income                  $   7,827,512      $   7,502,774                 --      $         981
                                                     =============      =============      =============      =============




                                                                EQUITY INDEX
                                                                   TRUST
                                                          YEAR               YEAR
                                                          ENDED              ENDED
                                                       12/31/1999         12/31/1998
                                                       ----------         ----------
Increase (decrease) in net assets:
Operations:
Net investment income                                $   1,032,871      $     726,416
Net realized gain (loss) on:
        Investment transactions                            831,620             50,182
        Futures contracts                                  713,926            871,822
        Foreign currency and forward
         foreign currency contracts                             30                 20
Change in unrealized appreciation (depreciation)
 on:
        Investments                                     14,467,975          9,449,307
        Futures contracts                                   44,856            (26,890)
                                                     -------------      -------------
Net increase (decrease) in net assets resulting
 from operations                                        17,091,278         11,070,857
Distribution to shareholders from:
        Net investment income                           (1,033,741)          (725,595)
        Net realized gains on investments and
         foreign currency transactions                  (1,748,709)        (1,258,052)
Distribution to shareholders in excess of
net realized gains on investments and foreign
 currency transactions                                          --                 --
                                                     -------------      -------------
        Total distributions                             (2,782,450)        (1,983,647)
Increase (decrease) in net assets from capital
 share transactions (Note 4)                            37,173,941         27,130,373
                                                     -------------      -------------
Increase (decrease) in net assets                       51,482,769         36,217,583
Net assets at beginning of period                       63,292,185         27,074,602
                                                     -------------      -------------
Net assets at end of period                          $ 114,774,954      $  63,292,185
                                                     =============      =============
Undistributed net investment income                             --      $         841
                                                     =============      =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 U.S. LARGE CAP
                                                      GROWTH & INCOME               VALUE                   EQUITY-INCOME
                                                          TRUST                     TRUST                       TRUST
                                               -----------------------------     -----------        ----------------------------
                                                   YEAR              YEAR         5/1/1999 *           YEAR              YEAR
                                                   ENDED             ENDED            TO               ENDED             ENDED
                                                12/31/1999        12/31/1998      12/31/1999        12/31/1999        12/31/1998
                                                ----------        ----------      ----------        ----------        ----------
Increase (decrease) in net assets:
Operations:
Net investment income                        $   17,383,652    $   16,270,792    $    572,429     $   19,391,088    $   21,631,383
Net realized gain (loss) on:
        Investment transactions                 182,201,245        73,188,872       1,533,279         99,860,193        55,707,234
        Foreign currency and forward
         foreign currency contracts                  (1,641)               --              --            (59,761)            5,469
Change in unrealized appreciation
 (depreciation) on:
        Investments                             276,366,400       360,559,727       5,435,868        (81,285,317)       10,010,997
        Foreign currency and forward
         foreign currency contracts                     761             1,520              --             (1,174)            1,576
                                             --------------    --------------    ------------     --------------    --------------
Net increase in net assets resulting
 from operations                                475,950,417       450,020,911       7,541,576         37,905,029        87,356,659
Distribution to shareholders from:
        Net investment income                   (16,252,305)      (15,313,773)             --        (21,363,276)      (18,698,833)
        Net realized gains on investments,
         futures and foreign currency
         transactions                           (73,217,857)      (99,563,470)             --        (55,202,191)      (40,844,225)
                                             --------------    --------------    ------------     --------------    --------------
        Total distributions                     (89,470,162)     (114,877,243)             --        (76,565,467)      (59,543,058)
Increase (decrease) in net assets from
 capital share transactions (Note 4)            510,621,747       349,586,661     203,182,949        (38,421,374)      118,823,876
                                             --------------    --------------    ------------     --------------    --------------
Increase (decrease) in net assets               897,102,002       684,730,329     210,724,525        (77,081,812)      146,637,477
Net assets at beginning of period             2,290,117,607     1,605,387,278              --      1,088,342,064       941,704,587
                                             --------------    --------------    ------------     --------------    --------------
Net assets at end of period                  $3,187,219,609    $2,290,117,607    $210,724,525     $1,011,260,252    $1,088,342,064
                                             ==============    ==============    ============     ==============    ==============
Undistributed net investment income          $   17,382,011    $   16,252,305    $    565,664     $   18,891,147    $   21,363,276
                                             ==============    ==============    ============     ==============    ==============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                            INCOME & VALUE TRUST
                                                         (FORMERLY, MODERATE ASSET                     BALANCED
                                                             ALLOCATION TRUST)                          TRUST
                                                          YEAR               YEAR               YEAR              YEAR
                                                          ENDED              ENDED              ENDED             ENDED
                                                       12/31/1999         12/31/1998         12/31/1999        12/31/1998
                                                       ----------         ----------         ----------        ----------
Increase in net assets:
Operations:
Net investment income                                $  15,095,656      $  17,640,709      $   8,095,227      $   5,746,873
Net realized gain (loss) on:
        Investment transactions                        124,510,597         51,848,087          2,183,915         13,096,202
        Futures contracts                                 (208,857)           459,020                 --                 --
        Foreign currency and forward
         foreign currency contracts                       (410,146)           (29,982)            50,246           (192,069)
Change in unrealized appreciation (depreciation)
 on:
        Investments                                    (88,066,184)        16,988,917        (14,122,890)         9,091,108
        Futures contracts                                       --             24,906                 --                 --
        Foreign currency and forward foreign
         currency contracts                                 (4,236)            16,705             (7,028)             1,674
                                                     -------------      -------------      -------------      -------------
Net increase (decrease) in net assets resulting
 from operations                                        50,916,830         86,948,362         (3,800,530)        27,743,788
Distribution to shareholders from:
        Net investment income                          (17,926,561)       (20,941,772)        (5,554,804)        (4,637,642)
        Net realized gains on investments,
         futures and foreign currency
         transactions                                  (51,417,390)       (47,173,913)       (13,468,699)       (20,360,461)
Distribution to shareholders in excess
of net investment income                                        --                 --                 --                 --
                                                     -------------      -------------      -------------      -------------
        Total distributions                            (69,343,951)       (68,115,685)       (19,023,503)       (24,998,103)
Increase (decrease) in net assets from capital
 share transactions (Note 4)                            40,240,183         (9,963,436)        26,527,898         74,663,502
                                                     -------------      -------------      -------------      -------------
Increase in net assets                                  21,813,062          8,869,241          3,703,865         77,409,187
Net assets at beginning of period                      618,010,881        609,141,640        254,453,830        177,044,643
                                                     -------------      -------------      -------------      -------------
Net assets at end of period                          $ 639,823,943      $ 618,010,881      $ 258,157,695      $ 254,453,830
                                                     =============      =============      =============      =============
Undistributed net investment income                  $  15,210,363      $  17,849,145      $   8,076,392      $   5,554,804
                                                     =============      =============      =============      =============




                                                                HIGH YIELD
                                                                   TRUST
                                                          YEAR               YEAR
                                                          ENDED              ENDED
                                                       12/31/1999         12/31/1998
                                                       ----------         ----------
Increase in net assets:
Operations:
Net investment income                                $  18,366,420      $  12,495,423
Net realized gain (loss) on:
        Investment transactions                         (2,179,396)           685,329
        Futures contracts                                  324,285                 --
        Foreign currency and forward
         foreign currency contracts                      1,442,587           (338,289)
Change in unrealized appreciation (depreciation)
 on:
        Investments                                     (2,770,932)        (9,230,531)
        Futures contracts                                  282,774           (267,717)
        Foreign currency and forward foreign
         currency contracts                                202,491            (89,864)
                                                     -------------      -------------
Net increase (decrease) in net assets resulting
 from operations                                        15,668,229          3,254,351
Distribution to shareholders from:
        Net investment income                          (18,396,822)       (12,153,316)
        Net realized gains on investments,
         futures and foreign currency
         transactions                                           --           (463,039)
Distribution to shareholders in excess
of net investment income                                  (875,053)        (1,115,256)
                                                     -------------      -------------
        Total distributions                            (19,271,875)       (13,731,611)
Increase (decrease) in net assets from capital
 share transactions (Note 4)                            52,252,907        110,083,856
                                                     -------------      -------------
Increase in net assets                                  48,649,261         99,606,596
Net assets at beginning of period                      192,354,251         92,747,655
                                                     -------------      -------------
Net assets at end of period                          $ 241,003,512      $ 192,354,251
                                                     =============      =============
Undistributed net investment income                  $     626,800      $      46,904
                                                     =============      =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          GLOBAL BOND TRUST
                                                          STRATEGIC BOND                   (FORMERLY, GLOBAL          TOTAL RETURN
                                                              TRUST                      GOVERNMENT BOND TRUST)          TRUST
                                                       YEAR           YEAR              YEAR              YEAR         5/1/1999 *
                                                       ENDED          ENDED             ENDED             ENDED            TO
                                                    12/31/1999     12/31/1998        12/31/1999        12/31/1998      12/31/1999
                                                    ----------     ----------        ----------        ----------      ----------
Increase (decrease) in net assets:
Operations:
Net investment income                             $ 32,259,552    $ 31,143,747      $  7,331,423      $ 11,145,124    $  6,783,957
Net realized gain (loss) on:
        Investment transactions                     (9,523,555)    (11,765,900)         (901,127)       10,492,768           2,368
        Futures contracts and written options               --              --        (1,873,973)               --      (1,149,016)
        Interest rate swaps                                 --              --          (180,323)               --        (121,549)
        Foreign currency and forward foreign
         currency contracts                         (1,034,962)       (474,432)       (4,686,289)       (9,668,870)         35,603
Change in unrealized appreciation
(depreciation) on:
        Investments                                (12,904,237)    (13,688,101)      (12,336,871)        6,083,115      (6,074,315)
        Futures contracts                                   --              --            92,977                --        (827,374)
        Options                                             --              --             1,539                --         (46,995)
        Swaps                                               --              --             4,800                --              --
        Foreign currency and forward foreign
         currency contracts                           (113,891)       (348,502)          (17,754)       (3,265,913)         54,191
                                                  ------------    ------------      ------------      ------------    ------------
Net increase (decrease) in net assets
 resulting from operations                           8,682,907       4,866,812       (12,565,598)       14,786,224      (1,343,130)
Distribution to shareholders from:
        Net investment income                      (30,665,785)    (22,915,842)      (16,839,448)      (14,017,074)             --
        Net realized gains on investments,
         futures and foreign currency
         transactions                                       --      (3,897,165)               --        (5,897,775)             --
                                                  ------------    ------------      ------------      ------------    ------------
        Total distributions                        (30,665,785)    (26,813,007)      (16,839,448)      (19,914,849)             --
Increase (decrease) in net assets from capital
 share transactions (Note 4)                       (53,032,944)     99,770,482       (21,592,911)      (13,998,370)    241,359,211
                                                  ------------    ------------      ------------      ------------    ------------
Increase (decrease) in net assets                  (75,015,822)     77,824,287       (50,997,957)      (19,126,995)    240,016,081
Net assets at beginning of period                  443,414,495     365,590,208       196,990,128       216,117,123              --
                                                  ------------    ------------      ------------      ------------    ------------
Net assets at end of period                       $368,398,673    $443,414,495      $145,992,171      $196,990,128    $240,016,081
                                                  ============    ============      ============      ============    ============
Undistributed net investment income               $ 32,037,885    $ 30,812,687      $  4,602,698      $ 18,056,312    $  6,857,699
                                                  ============    ============      ============      ============    ============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 INVESTMENT                      DIVERSIFIED BOND TRUST
                                                                QUALITY BOND                    (FORMERLY, CONSERVATIVE
                                                                   TRUST                        ASSET ALLOCATION TRUST)
                                                       -----------------------------        ------------------------------
                                                          YEAR               YEAR              YEAR               YEAR
                                                          ENDED              ENDED             ENDED              ENDED
                                                       12/31/1999         12/31/1998        12/31/1999          12/31/1998
                                                       ----------         ----------        ----------          ----------
Increase (decrease) in net assets:
Operations:
Net investment income                                $  21,009,763      $  17,062,319      $  11,041,464      $   7,917,173
Net realized gain (loss) on:
        Investment transactions                         (2,060,385)         1,251,275         14,952,677         10,151,359
        Futures contracts                                       --                 --           (134,255)            34,810
        Foreign currency and forward
         foreign currency contracts                             --                 --            (69,252)            (1,455)
Change in unrealized appreciation (depreciation)
 on:
        Investments                                    (25,340,525)         2,352,727        (24,758,278)         2,097,641
        Futures contracts                                       --                 --                 --             (1,773)
        Foreign currency and forward foreign
         currency contracts                                     --                 --               (301)             2,506
                                                     -------------      -------------      -------------      -------------
Net increase (decrease) in net assets resulting
 from operations                                        (6,391,147)        20,666,321          1,032,055         20,200,261
Distribution to shareholders from:
        Net investment income                          (17,104,902)       (11,620,376)        (7,999,543)        (8,864,663)
        Net realized gains on investments and
         foreign currency transactions                          --                 --        (10,064,425)        (9,705,964)
                                                     -------------      -------------      -------------      -------------
        Total distributions                            (17,104,902)       (11,620,376)       (18,063,968)       (18,570,627)
Increase (decrease) in net assets from capital
 share transactions (Note 4)                               (20,900)       114,519,856         39,100,258         (9,177,785)
                                                     -------------      -------------      -------------      -------------
Increase (decrease) in net assets                      (23,516,949)       123,565,801         22,068,345         (7,548,151)
Net assets at beginning of period                      312,110,744        188,544,943        196,799,971        204,348,122
                                                     -------------      -------------      -------------      -------------
Net assets at end of period                          $ 288,593,795      $ 312,110,744      $ 218,868,316      $ 196,799,971
                                                     =============      =============      =============      =============
Undistributed net investment income                  $  21,087,951      $  17,104,902      $  11,144,465      $   7,979,316
                                                     =============      =============      =============      =============



                                                              U.S. GOVERNMENT
                                                                SECURITIES
                                                                   TRUST
                                                       -----------------------------
                                                          YEAR               YEAR
                                                          ENDED              ENDED
                                                       12/31/1999         12/31/1998
                                                       ----------         ----------
Increase (decrease) in net assets:
Operations:
Net investment income                                $  24,018,698      $  17,784,744
Net realized gain (loss) on:
        Investment transactions                         (5,800,407)         2,537,744
        Futures contracts                                       --                 --
        Foreign currency and forward
         foreign currency contracts                             --                 --
Change in unrealized appreciation (depreciation)
 on:
        Investments                                    (18,778,446)         1,073,117
        Futures contracts                                       --                 --
        Foreign currency and forward foreign
         currency contracts                                     --                 --
                                                     -------------      -------------
Net increase (decrease) in net assets resulting
 from operations                                          (560,155)        21,395,605
Distribution to shareholders from:
        Net investment income                          (18,022,070)       (13,043,750)
        Net realized gains on investments and
         foreign currency transactions                          --                 --
                                                     -------------      -------------
        Total distributions                            (18,022,070)       (13,043,750)
Increase (decrease) in net assets from capital
 share transactions (Note 4)                            18,235,263        103,986,283
                                                     -------------      -------------
Increase (decrease) in net assets                         (346,962)       112,338,138
Net assets at beginning of period                      363,615,473        251,277,335
                                                     -------------      -------------
Net assets at end of period                          $ 363,268,511      $ 363,615,473
                                                     =============      =============
Undistributed net investment income                  $  24,191,999      $  18,004,465
                                                     =============      =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                          LIFESTYLE
                                                               MONEY MARKET                            AGGRESSIVE 1000
                                                                  TRUST                                     TRUST
                                                      -------------------------------           -------------------------------
                                                         YEAR                 YEAR                 YEAR                 YEAR
                                                         ENDED                ENDED                ENDED                ENDED
                                                      12/31/1999           12/31/1998           12/31/1999           12/31/1998
                                                      ----------           ----------           ----------           ----------
Increase in net assets:
Operations:
Net investment income                              $    36,629,783      $    27,391,740      $       475,768      $       311,250
Capital gain distributions received                             --                   --            1,535,714            1,458,191
Net realized gain (loss) on investment
 transactions                                                   --                   --            2,317,152             (966,235)
Change in unrealized appreciation on
 investments                                                    --                   --            6,907,750            2,264,970
                                                   ---------------      ---------------      ---------------      ---------------
Net increase in net assets resulting
 from operations                                        36,629,783           27,391,740           11,236,384            3,068,176
Distribution to shareholders from:
        Net investment income                          (36,629,783)         (27,391,740)            (475,768)            (311,250)
        Capital gain distributions received                     --                   --           (1,535,714)          (1,458,191)
        Net realized gains on investments                       --                   --           (1,903,020)            (609,117)
Distribution to shareholders in excess of
net realized gain on investments                                --                   --              (52,051)            (966,235)
                                                   ---------------      ---------------      ---------------      ---------------
        Total distributions                            (36,629,783)         (27,391,740)          (3,966,553)          (3,344,793)
Increase (decrease) in net assets from capital
 share transactions (Note 4)                           475,021,391          170,123,617            5,277,916           31,697,095
                                                   ---------------      ---------------      ---------------      ---------------
Increase in net assets                                 475,021,391          170,123,617           12,547,747           31,420,478
Net assets at beginning of period                      609,837,155          439,713,538           80,525,005           49,104,527
                                                   ---------------      ---------------      ---------------      ---------------
Net assets at end of period                        $ 1,084,858,546      $   609,837,155      $    93,072,752      $    80,525,005
                                                   ===============      ===============      ===============      ===============
Undistributed net investment income                             --                   --                   --                   --
                                                   ===============      ===============      ===============      ===============



                                                               LIFESTYLE
                                                               GROWTH 820
                                                                 TRUST
                                                     --------------------------------
                                                        YEAR                  YEAR
                                                        ENDED                 ENDED
                                                     12/31/1999            12/31/1998
                                                     ----------            ----------
Increase in net assets:
Operations:
Net investment income                              $     6,070,916      $     5,257,312
Capital gain distributions received                      6,895,287            6,975,778
Net realized gain (loss) on investment
 transactions                                           15,412,938           (2,798,969)
Change in unrealized appreciation on
 investments                                            28,023,635            7,959,295
                                                   ---------------      ---------------
Net increase in net assets resulting
 from operations                                        56,402,776           17,393,416
Distribution to shareholders from:
        Net investment income                           (6,070,916)          (5,257,312)
        Capital gain distributions received             (6,895,287)          (6,975,778)
        Net realized gains on investments               (6,957,893)          (2,747,990)
Distribution to shareholders in excess of
net realized gain on investments                                --           (2,798,969)
                                                   ---------------      ---------------
        Total distributions                            (19,924,096)         (17,780,049)
Increase (decrease) in net assets from capital
 share transactions (Note 4)                            (2,530,643)         163,537,979
                                                   ---------------      ---------------
Increase in net assets                                  33,948,037          163,151,346
Net assets at beginning of period                      380,309,003          217,157,657
                                                   ---------------      ---------------
Net assets at end of period                        $   414,257,040      $   380,309,003
                                                   ===============      ===============
Undistributed net investment income                             --                   --
                                                   ===============      ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                            LIFESTYLE                             LIFESTYLE
                                                           BALANCED 640                          MODERATE 460
                                                              TRUST                                 TRUST
                                                  -----------------------------         -----------------------------
                                                     YEAR               YEAR               YEAR               YEAR
                                                     ENDED              ENDED              ENDED              ENDED
                                                  12/31/1999         12/31/1998         12/31/1999         12/31/1998
                                                  ----------         ----------         ----------         ----------
Increase in net assets:
Operations:
Net investment income                           $  10,740,850      $   6,372,564      $   4,439,139      $   2,862,066
Capital gain distributions received                 6,798,579          7,454,039          2,403,259          1,336,619
Net realized gain (loss) on investment
 transactions                                      11,553,939         (3,086,187)         6,666,705          1,667,664
Change in unrealized appreciation
 (depreciation) on investments                     15,135,721          3,981,875         (1,640,323)         3,159,452
                                                -------------      -------------      -------------      -------------
Net increase in net assets resulting
 from operations                                   44,229,089         14,722,291         11,868,780          9,025,801
Distribution to shareholders from:
        Net investment income                     (10,740,850)        (6,372,564)        (4,439,139)        (2,862,066)
        Capital gain distributions received        (6,798,579)        (4,367,852)        (2,403,259)        (1,336,619)
        Net realized gains on investments          (5,263,076)        (2,747,394)        (2,179,014)          (371,970)
Distribution to shareholders in excess of
net realized gain on investments                           --         (3,086,187)                --                 --
                                                -------------      -------------      -------------      -------------
        Total distributions                       (22,802,505)       (16,573,997)        (9,021,412)        (4,570,655)
Increase in net assets from capital share
 transactions (Note 4)                             17,747,995        192,729,857         26,524,887         80,926,976
                                                -------------      -------------      -------------      -------------
Increase in net assets                             39,174,579        190,878,151         29,372,255         85,382,122
Net assets at beginning of period                 377,531,453        186,653,302        138,127,752         52,745,630
                                                -------------      -------------      -------------      -------------
Net assets at end of period                     $ 416,706,032      $ 377,531,453      $ 167,500,007      $ 138,127,752
                                                =============      =============      =============      =============
Undistributed net investment income                        --                 --                 --                 --
                                                =============      =============      =============      =============



                                                           LIFESTYLE
                                                        CONSERVATIVE 280
                                                             TRUST
                                                  -----------------------------
                                                     YEAR               YEAR
                                                     ENDED              ENDED
                                                  12/31/1999         12/31/1998
                                                  ----------         ----------
Increase in net assets:
Operations:
Net investment income                           $   4,191,943      $   1,356,487
Capital gain distributions received                 1,842,148            510,860
Net realized gain (loss) on investment
 transactions                                       1,534,128            312,472
Change in unrealized appreciation
 (depreciation) on investments                     (3,520,387)         2,705,774
                                                -------------      -------------
Net increase in net assets resulting
 from operations                                    4,047,832          4,885,592
Distribution to shareholders from:
        Net investment income                      (4,191,943)        (1,356,416)
        Capital gain distributions received        (1,842,148)          (510,860)
        Net realized gains on investments            (472,028)          (135,411)
Distribution to shareholders in excess of
net realized gain on investments                           --                 --
                                                -------------      -------------
        Total distributions                        (6,506,119)        (2,002,687)
Increase in net assets from capital share
 transactions (Note 4)                             30,489,862         55,770,613
                                                -------------      -------------
Increase in net assets                             28,031,575         58,653,518
Net assets at beginning of period                  78,403,538         19,750,020
                                                -------------      -------------
Net assets at end of period                     $ 106,435,113      $  78,403,538
                                                =============      =============
Undistributed net investment income                        --                 --
                                                =============      =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                          PACIFIC RIM EMERGING MARKETS TRUST
                                                                                YEARS ENDED DECEMBER 31,
                                                              1999          1998          1997          1996          1995
                                                              ----          ----          ----          ----          ----
NET  ASSET VALUE, BEGINNING OF PERIOD                       $  6.83       $  7.16       $ 10.90       $ 10.36       $  9.41

Income from investment operations:
         Net investment income                                 0.09          0.08          0.05          0.07          0.12
         Net realized and unrealized gain (loss) on
          investments and foreign currency transactions        4.17         (0.41)        (3.77)         0.94          0.96
                                                            -------       -------       -------       -------       -------
         Total from investment operations                      4.26         (0.33)        (3.72)         1.01          1.08
Less distributions:
         Dividends from net investment income                 (0.21)           --            --         (0.08)        (0.09)
         Distributions from capital gains                        --            --         (0.02)        (0.39)        (0.04)
                                                            -------       -------       -------       -------       -------
         Total distributions                                  (0.21)           --         (0.02)        (0.47)        (0.13)
                                                            -------       -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD                              $ 10.88       $  6.83       $  7.16       $ 10.90       $ 10.36
                                                            =======       =======       =======       =======       =======
          TOTAL RETURN                                        62.87%        (4.61%)      (34.12%)        9.81%        11.47%
Net assets, end of period (000's)                           $94,753       $27,995       $23,850       $23,241       $13,057
Ratio of operating expenses to average net assets              1.11%         1.21%         1.42%         1.50%         1.50%
Ratio of net investment income to average net assets           0.90%         1.21%         0.65%         0.78%         1.01%
Portfolio turnover rate                                          42%           62%           63%           48%           55%

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                                     SCIENCE &
                                                                                                  TECHNOLOGY TRUST

                                                                                     YEARS ENDED                         01/01/1997*
                                                                                     DECEMBER 31,                             TO
                                                                              1999                    1998                12/31/1997

NET  ASSET VALUE, BEGINNING OF PERIOD                                         $19.52                 $13.62                $12.50

Income from investment operations:
   Net investment loss                                                         (0.06)                 (0.09)                (0.04)
   Net realized and unrealized gain on investments
   and foreign currency transactions                                           19.43                   5.99                  1.38
                                                                          ----------               --------               -------

   Total from investment operations                                            19.37                   5.90                  1.34

Less distributions:
   Distributions from capital gains                                            (2.72)                 --                    (0.04)
   Distributions in excess of capital gains                                    --                     --                    (0.18)
                                                                          ----------               --------               -------

   Total distributions                                                         (2.72)                 --                    (0.22)
                                                                          ----------               --------               -------

NET ASSET VALUE, END OF PERIOD                                                $36.17                 $19.52                $13.62
                                                                          ==========               ========               =======

    TOTAL RETURN                                                               99.49%                 43.32%                10.71%

Net assets, end of period (000's)                                         $1,144,454               $179,285               $67,348
                                                                          ==========               ========               =======
Ratio of operating expenses to average net assets                               1.16%                  1.21%                 1.26%

Ratio of net investment loss to average net assets                             (0.40%)                (0.73%)               (0.54%)

Portfolio turnover rate                                                          113%                   105%                  121%

--------------------------------------------------------------------------------
*    Commencement of operations



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)
--------------------------------------------------------------------------------


                                                                                        INTERNATIONAL SMALL CAP TRUST

                                                                               YEARS ENDED DECEMBER 31,                03/04/1996*
                                                                                                                            TO
                                                                       1999           1998                1997         12/31/1996

NET ASSET VALUE, BEGINNING OF PERIOD                                  $15.28           $13.70             $13.60          $12.50

Income from investment operations:

     Net investment income (loss)                                      (0.07)            0.07               0.08            0.06
     Net realized and unrealized gain on investments
     and foreign currency transactions                                 13.00             1.56               0.03            1.09
                                                                    --------         --------           --------         -------

     Total from investment operations                                  12.93             1.63               0.11            1.15

Less distributions:
     Dividends from net investment income                              (0.05)           (0.05)             (0.01)          (0.05)
                                                                    --------         --------           --------         -------

NET ASSET VALUE, END OF PERIOD                                        $28.16           $15.28             $13.70          $13.60
                                                                    ========         ========           ========         =======

     TOTAL RETURN                                                      84.92%           11.86%              0.79%           9.20%+

Net assets, end of period (000's)                                   $239,961         $147,898           $128,576         $97,218

Ratio of operating expenses to average net assets                       1.37%            1.25%              1.31%           1.29%(A)

Ratio of net investment income (loss) to average net assets            (0.41%)           0.44%              0.63%           0.93%(A)

Portfolio turnover rate                                                  309%              45%                74%             50%(A)

--------------------------------------------------------------------------------

*    Commencement of operations

+    Non-annualized

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                          AGGRESSIVE GROWTH TRUST
                                                                   (FORMERLY, PILGRIM BAXTER GROWTH TRUST)


                                                                 YEARS ENDED DECEMBER 31,            01/01/1997 *
                                                                                                         TO
                                                                1999              1998                12/31/97

NET  ASSET VALUE, BEGINNING OF PERIOD                          $13.04            $12.50                 $12.50

Income from investment operations:
     Net investment loss                                        (0.06)            (0.07)                 (0.03)
     Net realized and unrealized gain on investments             4.36              0.61                   0.03
                                                             --------          --------                -------

     Total from investment operations                            4.30              0.54                    -
                                                             --------          --------                -------

NET ASSET VALUE, END OF PERIOD                                 $17.34            $13.04                 $12.50
                                                             ========          ========                =======
     TOTAL RETURN                                              32.98%             4.32%                  0.00%

Net assets, end of period (000's)                            $135,503          $143,010                $93,335

Ratio of operating expenses to average net assets               1.15%             1.14%                  1.18%

Ratio of net investment loss to average net assets             (0.59%)           (0.64%)                (0.46%)

Portfolio turnover rate                                          161%              189%                    63%


*    Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                                EMERGING SMALL
                                                                                                COMPANY TRUST
                                                                                 ------------------------------------------------
                                                                                 YEARS ENDED DECEMBER 31,             01/01/1997*
                                                                                 ------------------------                TO
                                                                                  1999           1998                 12/31/97
                                                                                 --------        ----------           -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                                              $23.82            $24.13             $20.60

Income from investment operations:
   Net investment loss                                                              (0.09)            (0.12)             (0.02)
   Net realized and unrealized gain on investments                                  17.35              0.17               3.55
                                                                                 --------          --------           --------
   Total from investment operations                                                 17.26              0.05               3.53

Less distributions:
   Distributions from capital gains                                                 (0.34)            (0.36)                 -
                                                                                 --------          --------           --------


NET ASSET VALUE, END OF PERIOD                                                     $40.74            $23.82             $24.13
                                                                                 ========          ========           ========


   Total return                                                                    73.53%             0.07%             17.14%

Net assets, end of period (000's)                                                $453,152          $300,637           $275,774

Ratio of operating expenses to average net assets                                   1.12%             1.10%              1.11%

Ratio of net investment loss to average net assets                                 (0.35%)           (0.54%)            (0.13%)

Portfolio turnover rate                                                              136%               77%               120%



*    Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                            SMALL COMPANY
                                                             BLEND TRUST
                                                            -------------

                                                             05/01/1999*
                                                                  TO
                                                              12/31/1999
                                                            -------------

NET  ASSET VALUE, BEGINNING OF PERIOD                           $12.50


Income from investment operations:
     Net investment loss                                         (0.01)
     Net realized and unrealized gain on investments              3.58
                                                            -------------
     Total from investment operations                             3.57
                                                            -------------

Less distributions:
     Distributions from capital gains                            (0.31)
                                                            -------------
NET ASSET VALUE, END OF PERIOD                                  $15.76
                                                            =============

Total return                                                     28.56%+

Net assets, end of period (000's)                              $53,514
Ratio of operating expenses to average net assets                 1.30% (A)
Ratio of net investment loss to average net assets               (0.12%)(A)

Portfolio turnover rate                                             28%(A)

*    Commencement of operations

+    Non-annualized

(A)  Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                     MID CAP GROWTH TRUST
                                                                (FORMERLY, SMALL/MID CAP TRUST)
                                                       -------------------------------------------------------
                                                                 YEARS ENDED DECEMBER 31,           03/04/1996*
                                                       -----------------------------------------        TO
                                                             1999          1998          1997       12/31/1996
                                                          ---------     --------      --------      ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                       $19.77        $15.41        $13.37        $12.50


Income from investment operations:

    Net investment loss                                      (0.08)        (0.04)        (0.04)            -

    Net realized and unrealized gain on investments
    and foreign currency transactions                         7.87          4.40          2.08          0.87
                                                          ---------     --------      --------      --------
    Total from investment operations                          7.79          4.36          2.04          0.87
                                                          ---------     --------      --------      --------
Less distributions:

     Distributions from capital gains                        (2.67)            -             -             -
                                                          ---------     --------      --------      --------
NET ASSET VALUE, END OF PERIOD                              $24.89        $19.77        $15.41        $13.37
                                                          =========     ========      ========      ========
     Total return                                            44.69%        28.29%        15.26%         6.96%+

Net assets, end of period (000's)                         $662,674      $395,109      $268,377      $176,062

Ratio of operating expenses to average net assets             1.03%         1.04%         1.05%          1.10%(A)

Ratio of net investment loss to average net assets           (0.46%)       (0.27%)       (0.33%)       (0.02%)(A)

Portfolio turnover rate                                        193%          150%          151%            67%(A)

*    Commencement of operations


+    Non-annualized


(A)  Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                       MID CAP
                                                                     STOCK TRUST
                                                                     -----------
                                                                     05/01/1999*
                                                                           TO
                                                                      12/31/1999
                                                                     -----------

NET  ASSET VALUE, BEGINNING OF PERIOD                                     $12.50

Income from investment operations:
   Net investment loss                                                     (0.01)
   Net realized and unrealized gain on investments
   and foreign currency transactions                                        0.11
                                                                         -------
   Total from investment operations                                         0.10
                                                                         -------
NET ASSET VALUE, END OF PERIOD                                            $12.60
                                                                         =======
   Total return                                                            0.80%+

Net assets, end of period (000's)                                        $99,504

Ratio of operating expenses to average net assets                         1.025%(A)

Ratio of net investment loss to average net assets                       (0.15%)(A)

Portfolio turnover rate                                                      36%(A)


*    Commencement of operations

+    Non annualized

(A)  Annualized




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                        OVERSEAS TRUST
                                                                       (FORMERLY, INTERNATIONAL GROWTH AND INCOME TRUST)
                                                             ----------------------------------------------------------------------
                                                                        YEARS ENDED DECEMBER 31,                        01/09/1995*
                                                             -----------------------------------------------------          TO
                                                              1999           1998             1997          1996        12/31/1995
                                                             -----          ------           ------        ------       -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                        $11.33         $11.01           $11.77        $10.47        $10.00

Income from investment operations:
  Net investment income                                        0.08           0.06             0.23          0.17          0.11
  Net realized and unrealized
  gain (loss) on investments and foreign
  currency transactions                                        4.51           0.88            (0.26)         1.15          0.59
                                                            -------       --------        ---------       -------        ------
  Total from investment operations                             4.59           0.94            (0.03)         1.32          0.70

Less distributions:
  Dividends from net investment income                        --             (0.26)           (0.22)        (0.02)        (0.12)
  Distributions from capital gains                            --             (0.36)           (0.51)        --            (0.11)
                                                            -------       --------        ---------       -------        ------
  Total distributions                                         --             (0.62)           (0.73)        (0.02)        (0.23)
                                                            -------       --------        ---------       -------        ------

NET ASSET VALUE, END OF PERIOD                               $15.92         $11.33           $11.01        $11.77        $10.47
                                                            =======        =======          =======       =======        ======
   TOTAL RETURN                                               40.51%          8.04%           (0.08%)       12.61%         6.98%(+)

Net assets, end of period (000's)                          $404,223       $218,551         $203,776      $189,010       $88,638

Ratio of operating expenses to average net assets              1.21%          1.16%            1.12%         1.11%         1.47%(A)

Ratio of net investment income to average net assets           0.73%          0.61%            2.08%         1.82%         0.71%(A)

Portfolio turnover rate                                         147%           150%             166%          148%          112%(A)


*    Commencement of operations


+    Non-annualized


(A)  Annualized




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                          INTERNATIONAL STOCK
                                                                                                 TRUST
                                                                                  --------------------------------------
                                                                                  YEARS ENDED DECEMBER 31,  01/01/1997 *
                                                                                  ------------------------      TO
                                                                                     1999          1998       12/31/97
                                                                                   ---------     ---------    -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                                                  $12.98        $11.47         $11.47





Income from investment operations:
 Net investment income                                                                    0.08          0.09           0.04
 Net realized and unrealized gain on investments and
 foreign currency transactions                                                            3.76          1.62           0.12
                                                                                     ---------      --------       --------
 Total from investment operations                                                         3.84          1.71           0.16

Less distributions:
  Dividends from net investment income                                                   (0.07)        (0.09)         (0.03)
  Distributions from capital gains                                                       (1.32)        (0.11)         (0.13)
                                                                                     ---------      --------       --------
  Total Distributions                                                                    (1.39)        (0.20)         (0.16)
                                                                                     ---------      --------       --------
NET ASSET VALUE, END OF PERIOD                                                          $15.43        $12.98         $11.47
                                                                                     =========      ========       ========
    Total return                                                                         29.71%        14.91%          1.38%

Net assets, end of period (000's)                                                     $231,729      $234,103       $145,253
Ratio of operating expenses to average net assets                                         1.25%         1.25%          1.38%
Ratio of net investment income to average net assets                                      0.58%         0.82%          0.56%

Portfolio turnover rate                                                                     39%           27%            43%


*    Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                                               INTERNATIONAL
                                                                                                                 VALUE TRUST
                                                                                                               --------------
                                                                                                                  05/01/1999*
                                                                                                                      TO
                                                                                                                  12/31/1999
                                                                                                               --------------
NET  ASSET VALUE, BEGINNING OF PERIOD                                                                               $12.50

Income from investment operations:
   Net investment income                                                                                              0.08
   Net realized and unrealized gain on investments and foreign currency transactions                                  0.40
                                                                                                               --------------
   Total from investment operations                                                                                   0.48
                                                                                                               --------------

NET ASSET VALUE, END OF PERIOD                                                                                      $12.98
                                                                                                               ==============
   TOTAL RETURN                                                                                                       3.84%(+)
Net assets, end of period (000's)                                                                                 $100,970
Ratio of operating expenses to average net assets                                                                     1.23%(A)
Ratio of net investment income to average net assets                                                                  1.27%(A)
Portfolio turnover rate                                                                                                  4%(A)

*    Commencement of operations

+    Non-annualized

(A)  Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                   MID CAP BLEND TRUST
                                                                                (FORMERLY, EQUITY TRUST)
                                                               --------------------------------------------------------------------
                                                                                YEARS ENDED DECEMBER 31,
                                                               --------------------------------------------------------------------
                                                               1999           1998             1997             1996           1995
                                                               ----           ----             ----             ----           ----
NET  ASSET VALUE, BEGINNING OF PERIOD                         $19.48         $21.50           $22.62           $20.79        $14.66

Income from investment operations:
  Net investment income                                         0.07           0.08             0.08             0.13          0.10
  Net realized and unrealized gain on
  investments and foreign currency transactions                 4.75           2.13             3.31             3.77          6.14
                                                              ------         ------          -------          -------        ------
  Total from investment operations                              4.82           2.21             3.39             3.90          6.24

Less distributions:
  Dividends from net investment income                         (0.09)         (0.07)           (0.14)           (0.09)        (0.11)
  Distributions from capital gains                             (2.31)         (4.16)           (4.37)           (1.98)        --
                                                              ------         ------          -------          -------        ------
  Total distributions                                          (2.40)         (4.23)           (4.51)           (2.07)        (0.11)
                                                              ------         ------          -------          -------        ------
NET ASSET VALUE, END OF PERIOD                                $21.90         $19.48           $21.50           $22.62        $20.79
                                                              ======         ======          =======          =======        ======
   TOTAL RETURN                                                27.75%          9.41%           19.25%           20.14%        42.79%

Net assets, end of period (000's)                         $1,673,228     $1,556,169       $1,521,382       $1,345,461      $988,800
Ratio of operating expenses to average net assets               0.88%          0.80%            0.80%            0.80%         0.80%
Ratio of net investment income to average net assets            0.34%          0.42%            0.35%            0.71%         0.63%
Portfolio turnover rate                                          129%            93%             224%             223%           88%

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                                SMALL COMPANY
                                                                                                 VALUE TRUST
                                                                             ------------------------------------------------------
                                                                               YEARS ENDED DECEMBER 31,                 10/01/1997*
                                                                             -----------------------------                  TO
                                                                             1999                    1998               12/31/1997
                                                                           --------               --------              ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                                        $11.37                 $11.94                $12.50

Income from investment operations:

   Net investment income                                                       0.02                   0.01                  0.01

   Net realized and unrealized gain (loss) on
   investments and foreign currency transactions                               0.89                  (0.57)                (0.57)
                                                                            -------               --------               -------
   Total from investment operations                                            0.91                  (0.56)                (0.56)
                                                                            -------               --------               -------
Less distributions:
   Dividends from net investment income                                       (0.01)                 (0.01)                --
                                                                            -------               --------               -------
NET ASSET VALUE, END OF PERIOD                                               $12.27                 $11.37                $11.94
                                                                            =======               ========               =======
   Total return                                                                8.00%                 (4.72%)              (4.48%)+

Net assets, end of period (000's)                                           $89,167               $162,335               $67,091
Ratio of operating expenses to average net assets                              1.22%                  1.23%                1.19%(A)
Ratio of net investment income to average net assets                           0.15%                  0.16%                0.54%(A)
Portfolio turnover rate                                                         142%                   131%                  81%(A)


*    Commencement of operations


+    Non-annualized

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                      GLOBAL EQUITY TRUST
                                                                                    YEARS ENDED DECEMBER 31,
                                                           ------------------------------------------------------------------------
                                                               1999              1998           1997            1996          1995
NET  ASSET VALUE, BEGINNING OF PERIOD                         $20.38            $19.38         $17.84         $16.10         $15.74

Income from investment operations:

  Net investment income                                         0.23              0.17           0.19           0.12           0.29
  Net realized and unrealized gain on
  investments and foreign currency transactions                 0.38              2.27           3.16           1.89           0.84
                                                            --------          --------       --------       --------       --------
  Total from investment operations                              0.61              2.44           3.35           2.01           1.13

Less distributions:
  Dividends from net investment income                         (0.13)            (0.36)         (0.27)         (0.27)         (0.08)
  Distributions from capital gains                             (2.07)            (1.08)         (1.54)            --          (0.69)
                                                            --------          --------       --------       --------       --------
  Total distributions                                          (2.20)            (1.44)         (1.81)         (0.27)         (0.77)
                                                            --------          --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD                                $18.79            $20.38         $19.38         $17.84         $16.10
                                                            ========          ========       ========       ========       ========

   Total return                                                 3.66%            12.24%         20.80%         12.62%          7.68%

Net assets, end of period (000's)                           $837,728          $928,564       $868,413       $726,842       $648,183
Ratio of operating expenses to average net assets               1.06%             1.01%          1.01%          1.01%          1.05%
Ratio of net investment income to average net assets            1.14%             0.84%          1.02%          0.78%          0.61%
Portfolio turnover rate                                           43%(A)            32%            33%           169%            63%


(A) The portfolio turnover rate does not include the assets acquired in the merger.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                            GROWTH TRUST
                                                                 ---------------------------------------------------------------
                                                                            YEARS ENDED DECEMBER 31,                 07/15/1996*
                                                                 ------------------------------------------              TO
                                                                    1999             1998            1997            12/31/1996

NET  ASSET VALUE, BEGINNING OF PERIOD                              $20.50           $17.21           $13.73            $12.50

Income from investment operations:
  Net investment income (loss)                                      (0.04)            0.06             0.08              0.09
  Net realized and unrealized gain on
  investments and foreign currency transactions                      7.46             4.00             3.40              1.23
                                                                 --------         --------         --------           -------
  Total from investment operations                                   7.42             4.06             3.48              1.32

Less distributions:
  Dividends from net investment income                              (0.05)           (0.07)           (0.09)
  Distribution from capital gains                                   (0.99)           (0.70)           --                --
                                                                 --------         --------         --------           -------
  Total distributions                                               (1.04)           (0.77)           --                --
                                                                 --------         --------         --------           -------
NET ASSET VALUE, END OF PERIOD                                     $26.88           $20.50           $17.21            $13.73
                                                                 ========         ========         ========           =======
  Total return                                                      37.20%           23.95%           25.35%            10.53%+

Net assets, end of period (000's)                                $642,948         $299,994         $167,388           $56,807

Ratio of operating expenses to average net assets                    0.90%            0.90%            0.95%             1.01%(A)

Ratio of net investment income to average net assets                (0.18%)           0.42%            0.74%             2.57%(A)

Portfolio turnover rate                                               156%             136%             179%              215%(A)


*    Commencement of operations


+    Non-Annualized


(A)  Annualized

    The accompanying notes are an integral part of the financial statements.
                                       45
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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                        LARGE CAP GROWTH TRUST
                                                                            (FORMERLY, AGGRESSIVE ASSET ALLOCATION TRUST)
                                                           ------------------------------------------------------------------------
                                                                                     YEARS ENDED DECEMBER 31,
                                                           ------------------------------------------------------------------------
                                                              1999             1998           1997            1996            1995

NET  ASSET VALUE, BEGINNING OF PERIOD                        $15.26           $14.36          $13.45         $12.85          $11.17

Income from investment operations:
  Net investment income                                        0.06             0.24            0.29           0.36            0.35
  Net realized and unrealized gain on
  investments and foreign currency transactions                3.52             2.43            2.01           1.21            2.07
                                                           --------         --------        --------       --------        --------
  Total from investment operations                             3.58             2.67            2.30           1.57            2.42

Less distributions:
  Dividends from net investment income                        (0.23)           (0.29)          (0.38)         (0.33)          (0.33)
  Distributions from capital gains                            (1.38)           (1.48)          (1.01)         (0.64)          (0.41)
                                                           --------         --------        --------       --------        --------
  Total distributions                                         (1.61)           (1.77)          (1.39)         (0.97)          (0.74)
                                                           --------         --------        --------       --------        --------

NET ASSET VALUE, END OF PERIOD                               $17.23           $15.26          $14.36         $13.45          $12.85
                                                           ========         ========        ========       ========        ========
  Total return                                                25.28%           19.12%          19.09%         13.00%          22.77%

Net assets, end of period (000's)                          $402,585         $262,882        $243,533       $226,699        $211,757

Ratio of operating expenses to average net assets              0.94%            0.88%           0.90%          0.90%           0.91%

Ratio of net investment income to average net assets           0.45%            1.58%           1.99%          2.73%           2.76%

Portfolio turnover rate                                         164%              64%             91%            75%            111%

    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                  QUANTITATIVE EQUITY TRUST
                                                                                  -------------------------
                                                                                   YEARS ENDED DECEMBER 31,
                                                                                  -------------------------

                                                                 1999             1998           1997           1996         1995
                                                               -------           ------        -------        -------       -------
NET  ASSET VALUE, BEGINNING OF PERIOD                           $25.22           $22.50         $17.33         $17.27        $13.36

Income from investment operations:
   Net investment income                                          0.10             0.20           0.26           0.26          0.24
   Net realized and unrealized gain on
   investments and foreign currency transactions                  5.26             5.42           4.91           2.83          3.67
                                                                 -----            -----          -----          -----         -----
   Total from investment operations                               5.36             5.62           5.17           3.09          3.91

Less distributions:
  Dividends from net investment income                           (0.18)           (0.25)            --          (0.50)           --
  Distributions from capital gains                               (2.24)           (2.65)            --          (2.51)           --
  Distributions in excess of capital gains                          --               --             --          (0.02)           --
                                                                 -----            -----          -----          -----         -----
  Total distributions                                            (2.42)           (2.90)            --          (3.03)           --
                                                                 -----            -----          -----          -----         -----

NET ASSET VALUE, END OF PERIOD                                  $28.16           $25.22         $22.50         $17.33        $17.27
                                                                ======           ======         ======         ======        ======
   TOTAL RETURN (A)                                              22.30%           26.35%         29.83%         17.92%        29.23%

Net assets, end of period (000's)                             $431,909         $254,475       $167,530        $91,900       $60,996

Ratio of operating expenses to average net assets (B)             0.76%            0.76%          0.50%          0.50%         0.50%

Ratio of net investment income to average net assets              0.57%            1.06%          1.50%          1.81%         1.76%

Portfolio turnover rate                                            159%             225%           114%           105%          109%



(A) The total return for the year ended December 31, 1997 would have been lower had operating expenses not been reduced.

(B) The ratio of operating expenses, before reimbursement from the investment adviser, was 0.77% for the year ended December 31, 1997.


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                            BLUE CHIP GROWTH TRUST
                                                                            -----------------------
                                                                            YEARS ENDED DECEMBER 31,
                                                                            ------------------------
                                                               1999         1998          1997          1996         1995
                                                            --------      -------       -------      --------      --------
NET  ASSET VALUE, BEGINNING OF PERIOD                         $18.92       $15.00        $14.31        $11.40        $9.05
Income from investment operations:
         Net investment income                                  0.01         0.05          0.09          0.03         0.03
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                           3.58         4.19          3.13          2.92         2.36
                                                              ------       ------       -------       -------      -------
         Total from investment operations                       3.59         4.24          3.22          2.95         2.39

Less distributions:
         Dividends from net investment income                  (0.05)       (0.08)        (0.03)        (0.04)       (0.04)
         Distributions from capital gains                      (0.82)       (0.24)        (2.50)            -            -
                                                              ------       ------       -------       -------      -------
         Total distributions                                   (0.87)       (0.32)        (2.53)        (0.04)       (0.04)
                                                              ------       ------       -------       -------      -------
NET ASSET VALUE, END OF PERIOD                                $21.64       $18.92        $15.00        $14.31       $11.40
                                                              ======       ======       =======       =======      =======
         TOTAL RETURN (A)                                     19.43%       28.49%        26.94%        25.90%       26.53%

Net assets, end of period (000's)                         $1,734,233   $1,141,162      $708,807      $422,571     $277,674

Ratio of operating expenses to average net assets (B)          0.94%        0.97%        0.975%        0.975%       0.975%

Ratio of net investment income to average net assets           0.06%        0.37%         0.74%         0.26%        0.42%

Portfolio turnover rate                                          42%          42%           37%          159%          57%

(A) The total return for the years ended December 31,1996 and 1995 would have been lower had operating expenses not been reduced.

(B) The ratio of operating expenses, before reimbursement from the investment adviser and subadviser, was 1.02% and 1.03% for the years ended
     December 31, 1996 and 1995 respectively.

    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------

                                                                             REAL ESTATE SECURITIES TRUST

                                                                                YEARS ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                               1999*        1998          1997         1996          1995
                                                              -------      ------       -------      -------       -------
NET  ASSET VALUE, BEGINNING OF PERIOD                         $14.76       $20.07        $16.95       $15.10        $13.34


Income from investment operations:
         Net investment income                                  0.78         0.78          0.80         0.74          0.67
         Net realized and unrealized gain (loss) on
         investments and foreign currency
         transactions                                          (1.94)       (3.72)         2.32         4.31          1.35
                                                              -------      ------       -------      -------       -------
         Total from investment operations                      (1.16)       (2.94)         3.12         5.05          2.02

Less distributions:
         Dividends from net investment income                  (0.71)       (0.53)            -        (1.39)        (0.26)
         Distributions from capital gains                          -        (1.84)            -        (1.81)            -
                                                              -------      ------       -------      -------       -------
         Total distributions                                   (0.71)       (2.37)            -        (3.20)        (0.26)

NET ASSET VALUE, END OF PERIOD                                $12.89       $14.76        $20.07       $16.95        $15.10
                                                             =======       ======       =======      =======       =======
         TOTAL RETURN (A)                                     (8.00%)     (16.44%)       18.41%       34.69%        15.14%

Net assets, end of period (000's)                           $196,756     $161,832      $161,759      $76,220       $52,440

Ratio of operating expenses to average net assets (B)           0.77%        0.76%         0.50%        0.50%         0.50%

Ratio of net investment income to average net assets            5.88%        5.57%         5.42%        5.22%         5.06%

Portfolio turnover rate                                          201%         122%          148%         231%          136%


* Net investment income per share was calculated using the average shares method for fiscal year 1999.

(A) The total return for the year ended December 31, 1997 would have been lower had operating expenses not been reduced.

(B) The ratio of operating expenses, before reimbursement from the investment adviser, was 0.77% for the year ended December 31, 1997.


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                          VALUE TRUST
                                                             --------------------------------------
                                                             YEARS ENDED DECEMBER 31,  01/01/1997(*)
                                                             ------------------------      TO
                                                               1999         1998       12/31/1997
                                                             -------      -------      ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                         $14.06       $14.81        $12.50

Income from investment operations:
         Net investment income                                  0.20         0.18          0.10
         Net realized and unrealized gain (loss) on
         investments and foreign currency
         transactions                                          (0.59)       (0.45)         2.67
                                                             -------      -------       -------
         Total from investment operations                      (0.39)       (0.27)         2.77

Less distributions:
         Dividends from net investment income                  (0.20)       (0.18)        (0.10)
         Distributions from capital gains                      (0.24)       (0.30)        (0.36)
                                                             -------      -------       -------
         Total distributions                                   (0.44)       (0.48)        (0.46)
                                                             -------      -------       -------
NET ASSET VALUE, END OF PERIOD                                $13.23       $14.06        $14.81
                                                             =======      =======       =======
         TOTAL RETURN                                         (2.79%)      (1.72%)       22.14%

Net assets, end of period (000's)                           $146,279     $255,554      $144,672

Ratio of operating expenses to average net assets               0.87%        0.85%         0.96%

Ratio of net investment income to average net assets            1.12%        1.50%         1.50%

Portfolio turnover rate                                           54%          45%           43%


*    Commencement of operations


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                 EQUITY INDEX TRUST
                                                                 ---------------------------------------------------
                                                                   YEARS ENDED DECEMBER 31,            02/14/1996*
                                                                 --------------------------                TO
                                                                 1999         1998          1997       12/31/1996
                                                                 ----         ----          ----       ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                            $15.43       $12.48        $10.69        $10.00

Income from investment operations:
         Net investment income                                     0.17         0.18          0.32          0.19
         Net realized and unrealized gain on investments           3.00         3.36          3.26          1.29
                                                               --------      -------       -------        ------
         Total from investment operations                          3.17         3.54          3.58          1.48

Less distributions:
         Dividends from net investment income                     (0.17)       (0.18)        (0.32)        (0.19)
         Distributions from capital gains                         (0.30)       (0.41)        (1.47)        (0.60)
                                                               --------      -------       -------       -------
         Total distributions                                      (0.47)       (0.59)        (1.79)        (0.79)
                                                               --------      -------       -------        ------
NET ASSET VALUE, END OF PERIOD                                   $18.13       $15.43        $12.48        $10.69
                                                               ========      =======       =======        ======
         TOTAL RETURN (B)                                         20.58%       28.56%        33.53%        14.86%(+)

Net assets, end of period (000's)                              $114,775      $63,292       $27,075        $7,818

Ratio of operating expenses to average net assets (C)              0.40%        0.40%         0.40%         0.40%(A)

Ratio of net investment income to average net assets               1.17%        1.70%         3.64%         4.74%(A)

Portfolio turnover rate                                              10%           3%            7%           27%(A)

----------------------------------

*    Commencement of operations

(A)  Annualized

(B) The total return for the years ended December 31, 1999, 1998 and 1997 would have been lower had operating expenses not been reduced.

(C) The ratios of operating expenses, before reimbursement from the investment adviser, were 0.41%, 0.55% and 0.57% for the years ended December 31, 1999, 1998 and 1997, respectively.




    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                     GROWTH & INCOME TRUST
                                                             ----------------------------------------------------------------------
                                                                                    YEARS ENDED DECEMBER 31,
                                                             ----------------------------------------------------------------------
                                                              1999             1998            1997            1996            1995
                                                             -----           ------          ------          ------          ------
NET  ASSET VALUE, BEGINNING OF PERIOD                        $28.43          $23.89          $19.38          $16.37          $13.04

Income from investment operations:
  Net investment income                                        0.17            0.19            0.22            0.22            0.27
  Net realized and unrealized gain on
  investments and foreign currency transactions                5.12            5.98            5.73            3.41            3.45
                                                             ------          ------          ------          ------          ------
  Total from investment operations                             5.29            6.17            5.95            3.63            3.72

Less distributions:
  Dividends from net investment income                        (0.19)          (0.22)          (0.24)          (0.26)          (0.26)
  Distributions from capital gains                            (0.86)          (1.41)          (1.20)          (0.36)          (0.13)
                                                             ------          ------          ------          ------          ------
  Total distributions                                         (1.05)          (1.63)          (1.44)          (0.62)          (0.39)
                                                             ------          ------          ------          ------          ------
NET ASSET VALUE, END OF PERIOD                               $32.67          $28.43          $23.89          $19.38          $16.37
                                                             ======          ======          ======          ======          ======
TOTAL RETURN                                                  18.87%          26.52%          32.83%          22.84%          29.20%

Net assets, end of period (000's)                        $3,187,220      $2,290,118      $1,605,387      $1,033,738        $669,387

Ratio of operating expenses to average net assets              0.80%           0.79%           0.79%           0.80%           0.80%

Ratio of net investment income to average net assets           0.63%           0.85%           1.14%           1.56%           2.23%

Portfolio turnover rate                                          19%             16%             34%             49%             39%


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                                                 U.S. LARGE CAP
                                                                                                                  VALUE TRUST
                                                                                                                  ------------
                                                                                                                  05/01/1999*
                                                                                                                      TO
                                                                                                                  12/31/1999
                                                                                                                  ------------
NET  ASSET VALUE, BEGINNING OF PERIOD                                                                                 $12.50
Income from investment operations:
Net investment income                                                                                                   0.04
Net realized and unrealized gain on investments and foreign currency transactions                                       0.30
                                                                                                                    --------
Total from investment operations                                                                                        0.34
NET ASSET VALUE, END OF PERIOD                                                                                        $12.84
                                                                                                                    ========
Total return                                                                                                            2.72%+
Net assets, end of period (000's)                                                                                   $210,725
Ratio of operating expenses to average net assets                                                                      0.945%(A)
Ratio of net investment income to average net assets                                                                    0.64%(A)
Portfolio turnover rate                                                                                                   30%(A)


*    Commencement of operations

+    Non-annualized

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                           EQUITY-INCOME TRUST
                                                                       ----------------------------------------------------------
                                                                                          YEARS ENDED DECEMBER 31,
                                                                       ----------------------------------------------------------
                                                                       1999            1998         1997         1996        1995
NET  ASSET VALUE, BEGINNING OF PERIOD                                  $17.78         $17.24       $15.41       $13.81      $11.33

Income from investment operations:
  Net investment income                                                  0.35           0.34         0.34         0.21        0.17
  Net realized and unrealized gain on
  investments and foreign currency transactions                          0.25           1.26         3.68         2.39        2.49
                                                                   ----------     ----------     --------     --------    --------
  Total from investment operations                                       0.60           1.60         4.02         2.60        2.66

Less distributions:
  Dividends from net investment income                                  (0.37)         (0.33)       (0.21)       (0.16)      (0.08)
  Distributions from capital gains                                      (0.96)         (0.73)       (1.98)       (0.84)      (0.10)
                                                                   ----------     ----------     --------     --------    --------
  Total distributions                                                   (1.33)         (1.06)       (2.19)       (1.00)      (0.18)
                                                                   ----------     ----------     --------     --------    --------
NET ASSET VALUE, END OF PERIOD                                         $17.05         $17.78       $17.24       $15.41      $13.81
                                                                   ==========     ==========     ========     ========    ========
  TOTAL RETURN                                                           3.40%          9.21%       29.71%       19.85%      23.69%

Net assets, end of period (000's)                                  $1,011,260     $1,088,342     $941,705     $599,486    $396,827

Ratio of operating expenses to average net assets                        0.91%          0.85%        0.85%        0.85%       0.85%

Ratio of net investment income to average net assets                     1.83%          2.13%        2.47%        1.78%       1.63%

Portfolio turnover rate                                                    30%            21%          25%         158%         52%


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------



                                                                                          INCOME & VALUE TRUST
                                                                               (FORMERLY, MODERATE ASSET ALLOCATION TRUST)

                                                                                        YEARS ENDED DECEMBER 31,
                                                                         1999        1998         1997        1996         1995
                                                                         ----        ----         ----        ----         ----
NET  ASSET VALUE, BEGINNING OF PERIOD                                   $13.36      $12.95       $12.49      $12.39       $10.79
Income from investment operations:
  Net investment income                                                   0.32        0.40         0.48        0.54         0.50
  Net realized and unrealized gain
  on investments and foreign currency transactions                        0.77        1.51         1.29        0.60         1.65
                                                                        ------      ------       ------      ------       ------
  Total from investment operations                                        1.09        1.91         1.77        1.14         2.15

Less distributions:
  Dividends from net investment income                                   (0.40)      (0.46)       (0.57)      (0.52)       (0.45)
  Distributions from capital gains                                       (1.14)      (1.04)       (0.74)      (0.52)       (0.10)
                                                                        ------      ------       ------      ------       ------
  Total distributions                                                    (1.54)      (1.50)       (1.31)      (1.04)       (0.55)
                                                                        ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                          $12.91      $13.36       $12.95      $12.49       $12.39
                                                                        ======      ======       ======      ======       ======
  TOTAL RETURN                                                            8.52%      15.27%       15.87%       9.96%       20.68%

Net assets, end of period (000's)                                     $639,824    $618,011     $609,142    $624,821     $650,136

Ratio of operating expenses to average net assets                         0.86%       0.84%        0.85%       0.84%        0.84%

Ratio of net investment income to average net assets                      2.39%       2.89%        3.37%       4.17%        4.09%

Portfolio turnover rate                                                    165%         85%          78%         78%         129%


    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                               BALANCED TRUST
                                                                                     --------------------------------------
                                                                                     YEARS ENDED DECEMBER 31,    01/01/1997*
                                                                                     ------------------------          TO
                                                                                        1999+          1998       12/31/97
                                                                                       -------        ------      --------
NET  ASSET VALUE, BEGINNING OF PERIOD                                                   $19.40        $19.33        $16.41

Income from investment operations:
  Net investment income                                                                   0.55          0.41          0.51
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                                          (0.85)         2.23          2.41

  Total from investment operations                                                       (0.30)         2.64          2.92

Less distributions:
  Dividends from net investment income                                                   (0.37)        (0.48)            -
  Distributions from capital gains                                                       (0.91)        (2.09)            -
  Total distributions                                                                    (1.28)        (2.57)            -

NET ASSET VALUE, END OF PERIOD                                                          $17.82        $19.40        $19.33

  TOTAL RETURN                                                                           (1.65%)       14.25%        17.79%

Net assets, end of period (000's)                                                     $258,158      $254,454      $177,045

Ratio of operating expenses to average net assets                                         0.87%         0.87%         0.88%

Ratio of net investment income to average net assets                                      2.98%         2.71%         2.97%

Portfolio turnover rate                                                                    215%          199%          219%



+ Net investment income per share was calculated using the average shares method for fiscal year 1999.

*    Commencement of operations



    The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                                    HIGH YIELD TRUST
                                                                                       -----------------------------------------
                                                                                       YEARS ENDED DECEMBER 31,      01/01/1997*
                                                                                       ------------------------           TO
                                                                                        1999+           1998         12/31/97
                                                                                       ------           -------      ---------
NET  ASSET VALUE, BEGINNING OF PERIOD                                                  $12.92             $13.56        $12.50

Income from investment operations:
  Net investment income                                                                  1.14               0.91          0.46
  Net realized and unrealized gain (loss)
  on investments and foreign currency transactions                                      (0.12)             (0.53)         1.13
                                                                                       ------             ------        ------
  Total from investment operations                                                       1.02               0.38          1.59

Less distributions:
  Dividends from net investment income                                                  (1.11)             (0.89)        (0.46)
  Distributions from capital gains                                                          -              (0.13)        (0.07)
                                                                                       ------             ------        ------
  Total distributions                                                                   (1.11)             (1.02)        (0.53)
                                                                                       ------             ------        ------
NET ASSET VALUE, END OF PERIOD                                                         $12.83             $12.92        $13.56
                                                                                       ======             ======        ======

   TOTAL RETURN                                                                          8.00%              2.78%        12.68%

Net assets, end of period (000's)                                                    $241,054           $192,354       $92,748

Ratio of operating expenses to average net assets                                        0.84%              0.84%         0.89%

Ratio of net investment income to average net assets                                     8.59%              8.34%         7.40%

Portfolio turnover rate                                                                    62%                94%           75%



+ Net investment income per share was calculated using the average shares method for fiscal year 1999.


*    Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                       STRATEGIC BOND TRUST
                                                                    ----------------------------------------------------------
                                                                                       YEARS ENDED DECEMBER 31,
                                                                     1999         1998          1997         1996         1995
                                                                    -----        -----         -----        -----         -----
NET  ASSET VALUE, BEGINNING OF PERIOD                               $11.72       $12.38        $11.94       $11.26        $9.91

Income from investment operations:
  Net investment income                                               1.00         0.76          0.67         0.62         0.78
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                      (0.75)       (0.59)         0.57         0.92         1.04
                                                                    ------       ------        ------       ------       ------
  Total from investment operations                                    0.25         0.17          1.24         1.54         1.82

Less distributions:
  Dividends from net investment income                               (0.83)       (0.71)        (0.71)       (0.86)       (0.47)
  Distributions from capital gains                                       -        (0.12)        (0.09)           -            -
                                                                    ------       ------        ------       ------       ------
  Total distributions                                                (0.83)       (0.83)        (0.80)       (0.86)       (0.47)
                                                                    ------       ------        ------       ------       ------
NET ASSET VALUE, END OF PERIOD                                      $11.14       $11.72        $12.38       $11.94       $11.26
                                                                    ======       ======        ======       ======       ======
  TOTAL RETURN                                                        2.22%        1.31%        10.98%       14.70%       19.22%

Net assets, end of period (000's)                                 $368,380     $443,414      $365,590     $221,277     $122,704

Ratio of operating expenses to average net assets                     0.87%        0.85%         0.87%        0.86%        0.92%

Ratio of net investment income to average net assets                  8.15%        7.59%         7.54%        8.20%        8.76%

Portfolio turnover rate                                                107%         209%          131%         165%         181%



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                  GLOBAL BOND TRUST
                                                                        (FORMERLY, GLOBAL GOVERNMENT BOND TRUST)

                                                                                YEARS ENDED DECEMBER 31,
                                                                 ------------------------------------------------------------
                                                                  1999         1998          1997          1996         1995
NET  ASSET VALUE, BEGINNING OF PERIOD                            $13.73       $14.07        $14.97        $14.56       $12.47


Income from investment operations:
  Net investment income                                            0.67         0.81          0.93          0.93         1.16
  Net realized and unrealized gain (loss)
  on investments and foreign currency transactions                (1.55)        0.20         (0.57)         0.79         1.62
                                                                 ------       ------        ------         -----        -----
  Total from investment operations                                (0.88)        1.01          0.36          1.72         2.78


Less distributions
  Dividends from net investment income                            (1.25)       (0.95)        (1.23)        (1.31)       (0.69)
  Distributions from capital gains                                    -        (0.40)        (0.03)            -            -
                                                                 ------       ------        ------        ------       ------
  Total distributions                                             (1.25)       (1.35)        (1.26)        (1.31)       (0.69)
                                                                 ------       ------        ------        ------       ------

NET ASSET VALUE, END OF PERIOD                                   $11.60       $13.73        $14.07        $14.97       $14.56
                                                                 ======       ======        ======        ======       ======
   TOTAL RETURN                                                   (6.67%)       7.61%         2.95%        13.01%       23.18%

Net assets, end of period (000's)                              $145,992     $196,990      $216,117      $249,793     $235,243

Ratio of operating expenses to average net assets                  0.98%        0.94%         0.93%         0.90%        0.93%

Ratio of net investment income to average net assets               4.38%        5.46%         5.87%         6.38%        6.83%

Portfolio turnover rate                                             471%         140%          160%          167%         171%


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                                              TOTAL RETURN
                                                                                                                  TRUST


                                                                                                              05/01/1999*
                                                                                                                   TO
                                                                                                               12/31/1999



NET  ASSET VALUE, BEGINNING OF PERIOD                                                                           $12.50
Income from investment operations:
Net investment income                                                                                             0.35
Net realized and unrealized (loss) on investments and foreign currency transactions                              (0.48)
                                                                                                              --------
Total from investment operations                                                                                 (0.13)
                                                                                                              --------
NET ASSET VALUE, END OF PERIOD                                                                                  $12.37
                                                                                                              ========
Total return                                                                                                     (1.04%)+
Net assets, end of period (000's)                                                                             $240,016
Ratio of operating expenses to average net assets                                                                0.835%(A)
Ratio of net investment income to average net assets                                                              5.72%(A)
Portfolio turnover rate                                                                                             95%(A)

----------------------------

*    Commencement of operations

+    Non-annualized

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                           INVESTMENT QUALITY BOND TRUST

                                                                               YEARS ENDED DECEMBER 31,
                                                              ---------------------------------------------------------
                                                              1999         1998       1997        1996         1995
NET  ASSET VALUE, BEGINNING OF PERIOD                          $12.46       $12.13      $11.89      $12.32       $11.01

Income from investment operations:
  Net investment income                                          0.81         0.62        0.77        0.77         0.77
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                 (1.02)        0.40        0.30       (0.50)        1.28
                                                               ------       ------      ------      ------       ------
  Total from investment operations                              (0.21)        1.02        1.07        0.27         2.05

Less distributions:
  Dividends from net investment income                          (0.65)       (0.69)      (0.83)      (0.70)       (0.74)
                                                               ------       ------      ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $11.60       $12.46      $12.13      $11.89       $12.32
                                                               ======       ======      ======      ======       ======

Total return                                                    (1.79%)       8.73%       9.75%       2.58%       19.49%


Net assets, end of period (000's)                            $288,594     $312,111    $188,545    $152,961     $143,103


Ratio of operating expenses to average net assets                0.77%        0.72%       0.74%       0.73%        0.74%


Ratio of net investment income to average net assets             6.79%        6.89%       7.15%       6.95%        6.91%


Portfolio turnover rate                                            36%(A)       41%         47%         68%         137%




(A) The portfolio turnover rate does not include the assets acquired in the merger.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                        DIVERSIFIED BOND TRUST
                                                                            (FORMERLY, CONSERVATIVE ASSET ALLOCATION TRUST)

                                                                                       YEARS ENDED DECEMBER 31,
                                                                        ---------------------------------------------------------
                                                                         1999         1998         1997        1996         1995
NET  ASSET VALUE, BEGINNING OF PERIOD                                   $11.83       $11.78       $11.64      $11.59       $10.34


Income from investment operations:
  Net investment income                                                   0.56         0.51         0.54        0.57         0.54
  Net realized and unrealized gain (loss)
  on investments and foreign currency transactions                       (0.46)        0.69         0.67        0.20         1.26
                                                                        ------       ------       ------      ------       ------
  Total from investment operations                                        0.10         1.20         1.21        0.77         1.80

Less distributions:
  Dividends from net investment income                                   (0.49)       (0.55)       (0.59)      (0.56)       (0.55)
  Distributions from capital gains                                       (0.62)       (0.60)       (0.48)      (0.16)          -
                                                                        ------       ------       ------      ------       ------
  Total distributions                                                    (1.11)       (1.15)       (1.07)      (0.72)       (0.55)
                                                                        ------       ------       ------      ------       ------
  NET ASSET VALUE, END OF PERIOD                                        $10.82       $11.83       $11.78      $11.64       $11.59
                                                                        ======       ======       ======      ======       ======
  TOTAL RETURN                                                            0.72%       10.68%       11.44%       7.03%       18.07%

Net assets, end of period (000's)                                     $218,868     $196,800     $204,348    $208,466     $224,390


Ratio of operating expenses to average net assets                         0.84%        0.89%        0.89%       0.87%        0.87%


Ratio of net investment income to average net assets                      5.18%        4.03%        4.39%       4.59%        4.68%


Portfolio turnover rate                                                    173%         125%          86%         73%         110%


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                        U.S. GOVERNMENT SECURITIES TRUST
                                                                 ---------------------------------------------------
                                                                              YEARS ENDED DECEMBER 31,
                                                                  1999        1998       1997       1996        1995

NET  ASSET VALUE, BEGINNING OF PERIOD                            $  13.82    $  13.50   $  13.32   $  13.65    $  12.64


Income from investment operations:


  Net investment income                                              0.74        0.79       0.75       0.83        0.89


  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                     (0.77)       0.18       0.31      (0.41)       0.99
                                                                 --------    --------   --------   --------    --------

  Total from investment operations                                  (0.03)       0.97       1.06       0.42        1.88


Less distributions:


  Dividends from net investment income                              (0.55)      (0.65)     (0.88)     (0.75)      (0.87)
                                                                 --------    --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD                                     $13.24      $13.82     $13.50     $13.32      $13.65
                                                                 ========    ========   ========   ========    ========

   TOTAL RETURN                                                     (0.23%)      7.49%      8.47%      3.38%      15.57%

Net assets, end of period (000's)                                $363,269    $363,615   $251,277   $204,053    $216,788

Ratio of operating expenses to average net assets                    0.72%       0.72%      0.72%      0.71%       0.71%

Ratio of net investment income to average net assets                 6.03%       5.92%      6.27%      6.36%       6.46%

Portfolio turnover rate                                                40%        287%       110%       178%        212%




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                   MONEY MARKET TRUST
                                                                       ----------------------------------------------------
                                                                                 YEARS ENDED DECEMBER 31,
                                                                          1999       1998       1997        1996       1995
NET  ASSET VALUE, BEGINNING OF PERIOD                                    $10.00     $10.00     $10.00      $10.00     $10.00


Income from investment operations:
   Net investment income                                                   0.45       0.50       0.50        0.49       0.55

Less distributions:
   Dividends from net investment income                                   (0.45)     (0.50)     (0.50)      (0.49)     (0.55)
                                                                     ----------   --------   --------    --------   --------
NET ASSET VALUE, END OF PERIOD                                           $10.00     $10.00     $10.00      $10.00     $10.00
                                                                     ==========   ========   ========    ========   ========
   TOTAL RETURN                                                            4.60%      5.03%      5.15%       5.05%      5.62%


Net assets, end of period (000's)                                    $1,084,859   $609,837   $439,714    $363,566   $258,117

Ratio of operating expenses to average net assets                         0.55%      0.55%      0.54%       0.55%      0.54%

Ratio of net investment income to average net assets                      4.54%      4.94%      5.03%       4.97%      5.48%


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                                 LIFESTYLE
                                                                                          AGGRESSIVE 1000 TRUST
                                                                              -----------------------------------------
                                                                              YEARS ENDED DECEMBER 31,      01/07/1997*
                                                                              ------------------------           TO
                                                                                 1999          1998          12/31/1997

NET  ASSET VALUE, BEGINNING OF PERIOD                                           $13.39        $13.47           $12.50


Income from investment operations:
   Net investment income                                                          0.08          0.07             0.05
   Net realized and unrealized gain on investments                                1.77          0.62             1.26
                                                                                ------        ------           ------
   Total from investment operations                                               1.85          0.69             1.31

Less distributions:
   Dividends from net investment income                                          (0.08)        (0.07)           (0.05)
   Distributions from capital gains                                              (0.62)        (0.70)           (0.29)
                                                                                ------        ------           ------
   Total distributions                                                           (0.70)        (0.77)           (0.34)
                                                                                ------        ------           ------
NET ASSET VALUE, END OF PERIOD                                                  $14.54        $13.39           $13.47
                                                                                ======        ======           ======
TOTAL RETURN (B)                                                                 14.61%         4.86%           10.89%(+)

Net assets, end of period (000's)                                              $93,073       $80,525          $49,105

Ratio of operating expenses to average net assets (C)                             0.00%         0.00%            0.00%(A)

Ratio of net investment income to average net assets                              0.64%         0.48%            1.29%(A)

Portfolio turnover rate                                                            136%           59%              67%(A)


*    Commencement of operations

+    Non-annualized

(A)  Annualized

(B) The total return for the periods ended December 31, 1999, 1998 and 1997 would have been lower had operating expenses not been reduced.

(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.03%, 0.02% and 0.03% for the periods ended December 31, 1999, 1998 and 1997, respectively.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                                    LIFESTYLE

                                                                                 GROWTH 820 TRUST
                                                                      -------------------------------------
                                                                      YEARS ENDED DECEMBER 31,  01/07/1997*
                                                                      ------------------------       TO
                                                                          1999         1998      12/31/1997
NET  ASSET VALUE, BEGINNING OF PERIOD                                    $13.78       $13.77       $12.50

Income from investment operations:
  Net investment income                                                    0.23         0.24         0.30
  Net realized and unrealized gain on investments                          1.94         0.63         1.38
                                                                         ------       ------       ------
  Total from investment operations                                         2.17         0.87         1.68

Less distributions:
  Dividends from net investment income                                    (0.23)       (0.24)       (0.30)
  Distributions from capital gains                                        (0.54)       (0.62)       (0.11)
                                                                         ------       ------       ------
  Total distributions                                                     (0.77)       (0.86)       (0.41)
                                                                         ------       ------       ------
NET ASSET VALUE, END OF PERIOD                                           $15.18       $13.78       $13.77
                                                                         ======       ======       ======
TOTAL RETURN (B)                                                          16.56%        6.20%     13.84% +

Net assets, end of period (000's)                                      $414,257     $380,309     $217,158

Ratio of operating expenses to average net assets (C)                      0.00%        0.00%     0.00% (A)

Ratio of net investment income to average net assets                       1.73%        1.74%     2.44% (A)

Portfolio turnover rate                                                     127%          49%       51% (A)


*    Commencement of operations

+    Non-annualized

(A)  Annualized

(B) The total return for the periods ended December 31, 1999, 1998 and 1997 would have been lower had operating expenses not been reduced.

(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.04%, 0.02% and 0.03% for the periods ended December 31, 1999, 1998 and 1997 respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                    LIFESTYLE
                                                                                  BALANCED 640 TRUST
                                                                   --------------------------------------------
                                                                   YEARS ENDED DECEMBER 31,       01/07/1997(*)
                                                                                                      TO
                                                                       1999         1998          12/31/1997
                                                                      -----        -----          ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                                  $13.49      $13.56           $12.50


Income from investment operations:
  Net investment income                                                  0.39        0.31             0.50
  Net realized and unrealized gain on investments                        1.20        0.47             1.19
                                                                        -----       -----            -----
  Total from investment operations                                       1.59        0.78             1.69

Less distributions
  Dividends from net investment income                                  (0.39)      (0.31)           (0.50)
  Distributions from capital gains                                      (0.45)      (0.54)           (0.13)
                                                                        -----       -----            -----
  Total distributions                                                   (0.84)      (0.85)           (0.63)
                                                                        -----       -----            -----

NET ASSET VALUE, END OF PERIOD                                         $14.24      $13.49           $13.56
                                                                        =====       =====            =====
      TOTAL RETURN (B)                                                  12.42%       5.72%           14.11%(+)

Net assets, end of period (000's)                                    $416,706    $377,531          186,653

Ratio of operating expenses to average net assets (C)                    0.00%       0.00%            0.00%(A)

Ratio of net investment income to average net assets                     2.93%       2.21%            3.24%(A)

Portfolio turnover rate                                                   126%         52%              44%(A)

(*)  Commencement of operations

(+)  Non-annualized

(A)  Annualized


(B) The total return for the periods ended December 31, 1999, 1998 and 1997 would have been lower had operating expenses not been reduced.


(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.03%, 0.02% and 0.03% for the periods ended December 31, 1999, 1998 and 1997, respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                                 LIFESTYLE
                                                                                             MODERATE 460 TRUST
                                                                               -----------------------------------------
                                                                               YEARS ENDED DECEMBER 31,     01/07/1997(*)
                                                                                                                  TO
                                                                                 1999          1998           12/31/1997
                                                                               -------       --------        ------------
NET  ASSET VALUE, BEGINNING OF PERIOD                                           $13.91         $13.35           $12.50


Income from investment operations:
  Net investment income                                                           0.41           0.45             0.65
  Net realized and unrealized gain on investments                                 0.65           0.84             0.98
                                                                               -------       --------         --------
  Total from investment operations                                                1.06           1.29             1.63

Less distributions:
  Dividends from net investment income                                           (0.41)         (0.45)           (0.65)
  Distributions from capital gains                                               (0.43)         (0.28)           (0.13)
                                                                               -------       --------         --------
  Total distributions                                                            (0.84)         (0.73)           (0.78)
                                                                               -------       --------         --------
NET ASSET VALUE, END OF PERIOD                                                  $14.13         $13.91           $13.35
                                                                               =======       ========         ========
   TOTAL RETURN (B)                                                               7.89%          9.76%            13.7%(+)

Net assets, end of period (000's)                                             $167,500       $138,128          $52,746

Ratio of operating expenses to average net assets (C)                             0.00%          0.00%            0.00%(A)

Ratio of net investment income to average net assets                              2.92%          3.03%            3.91%(A)

Portfolio turnover rate                                                            109%            45%              39%(A)

(*)  Commencement of operations

(+)  Non-annualized

(A)  Annualized

(B) The total return for the periods ended December 31, 1999, 1998 and 1997 would have been lower had operating expenses not been reduced.

(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.04%, 0.05% and 0.03% for the periods ended December 31, 1999, 1998 and 1997, respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                                            LIFESTYLE
                                                                                                      CONSERVATIVE 280 TRUST
                                                                                          ---------------------------------------
                                                                                          YEARS ENDED DECEMBER 31,   01/07/1997(*)
                                                                                                                         TO
                                                                                              1999        1998       12/31/1997
                                                                                           --------    --------      ------------
NET  ASSET VALUE, BEGINNING OF PERIOD                                                        $13.53      $13.01        $12.50

Income from investment operations:
   Net investment income                                                                       0.60        0.50          0.76
   Net realized and unrealized gain on investments                                            (0.05)       0.79          0.67
                                                                                           --------      ------        ------
   Total from investment operations                                                            0.55        1.29          1.43

Less distributions:
   Dividends from net investment income                                                       (0.60)      (0.50)        (0.76)
   Distributions from capital gains                                                           (0.33)      (0.27)        (0.16)
                                                                                           --------      ------        ------
   Total distributions                                                                        (0.93)      (0.77)        (0.92)
                                                                                           --------      ------        ------
NET ASSET VALUE, END OF PERIOD                                                               $13.15      $13.53        $13.01
                                                                                            =======      ======        ======
   TOTAL RETURN (B)                                                                           4.21%      10.20%         12.15%(+)

Net assets, end of period (000's)                                                          $106,435     $78,404       $19,750

Ratio of operating expenses to average net assets (C)                                         0.00%       0.00%          0.00%(A)

Ratio of net investment income to average net assets                                          4.40%       2.98%          3.95%(A)

Portfolio turnover rate                                                                         93%         32%            38%(A)

(*)  Commencement of operations

(+)  Non-annualized


(A)  Annualized


(B) The total return for the periods ended December 31, 1999, 1998 and 1997 would have been lower had operating expenses not been reduced.

(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.03%, 0.03% and 0.03% for the periods ended December 31, 1999, 1998 and 1997, respectively.





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

PACIFIC RIM EMERGING MARKETS TRUST

                                                      SHARES            VALUE
COMMON STOCKS - 75.01%
AUSTRALIA - 5.34%
Australia & New Zealand Bank
  Group *                                             37,500         $   272,800
Broken Hill Proprietary
  Company *                                           44,000             577,749
Cable & Wireless Optus, Ltd.*                         69,000             230,569
CSR, Ltd.                                            127,000             308,489
David Jones, Ltd.                                    148,000             134,084
F.H. Faulding & Company, Ltd.                         31,000             203,515
John Fairfax Holdings, Ltd.                           76,000             229,513
Lend Lease Corporation                                22,500             315,219
MIM Holdings, Ltd. *                                 180,000             185,527
National Australia Bank, Ltd. *                       34,000             520,079
News Corporation *                                    56,000             543,740
North, Ltd.                                          148,000             348,812
Rio Tinto, Ltd. *                                     20,000             429,627
Solution 6 Holdings, Ltd.                             50,000             544,895
TABCORP Holdings, Ltd.                                27,125             183,667
Westpac Banking Corporation,
  Ltd. *                                              56,000             386,279
WMC, Ltd.                                             80,000             441,168
                                                                     -----------
                                                                       5,855,732

HONG KONG - 12.61%
Amoy Properties, Ltd.                                263,500             222,027
Asia Satellite Telecom
  Holdings                                            62,000             195,806
Cable & Wireless, Ltd.                               360,400           1,040,841
CDL Hotels International, Ltd.                       110,000              43,867
Cheung Kong Holdings, Ltd. *                         114,000           1,444,523
Cheung Kong Infrastructure
  Holdings, Ltd.                                      93,000             179,456
China Telecom, Ltd. *                                354,000           2,208,658
Citic Pacific, Ltd.                                  180,000             676,143
CLP Holdings, Ltd.                                    83,500             384,550
Dao Heng Bank Group, Ltd.                             24,000             123,805
Esprit Holdings, Ltd.                                 62,000              66,997
Glorious Sun Enterprises                             118,000              44,401
Guangdong Kelon Electrical
  Holdings Company, Ltd.                             180,000             136,618
Hang Lung Development Company
                                                     224,000             253,580
Hang Seng Bank, Ltd.                                  73,600             840,291
Henderson Investment, Ltd.                            89,000              92,166
Henderson Land Development
                                                      91,000             585,322
Hong Kong & China Gas
  Company, Ltd.                                      216,950             297,230
Hong Kong Electric Holdings, Ltd. *                   66,500             207,879
Hong Kong Land Holdings, Ltd.                        133,000             196,840

Hutchison Whampoa, Ltd.                              105,000           1,526,340
Hysan Development Company,
  Ltd                                                146,000             185,000
New World Infrastructure, Ltd.                       133,045             170,296
South China Morning Post
  Holdings, Ltd.                                     186,000             160,314
Sun Hung Kai Properties, Ltd.                        103,000           1,073,262
Swire Pacific, Ltd.                                  120,000             708,561
Television Broadcast                                  34,000             231,813
Vatitronix International, Ltd.                        88,000             201,505
Vitasoy International
  Holdings, Ltd.                                     100,000              26,050
Wharf Holdings *                                     103,000             239,165
Wheelock & Company, Ltd. *                            54,000              56,615
                                                                     -----------
                                                                      13,819,921

INDIA - 0.96%
Bajaj Auto, Ltd., GDR                                 12,910             119,418
Gujarat Ambuja Cements, Ltd.,
  GDR                                                 37,640             282,300
Hindalco Industries, Ltd., GDR                        10,020             185,353
ITC, Ltd., GDR                                         8,500             164,900
Reliance Industries, Ltd., GDR                        21,110             297,651
                                                                     -----------
                                                                       1,049,622

JAPAN - 37.62%
Amada Company, Ltd. *                                 85,000             465,058
Avex, Incorporated *                                     200              49,917
Credit Saison Company *                               29,000             505,236
Daihatsu Motor Company *                              65,000             321,278
Dainippon Ink & Chemical,
  Incorporated *                                     100,000             296,565
Daiwa Securities Company, Ltd. *                     130,000           2,034,550
Fujisawa Pharmaceutical
  Company, Ltd. *                                     20,000             485,465
Fukuyama Transport Company,
  Ltd. *                                              50,000             359,695
Hikari Tsushin, Incorporated *                           500           1,003,230
Hino Motors *                                         70,000             232,945
Hosiden Corporation *                                 32,000           2,054,615
Itochu Techno-Science
  Corporation *                                          100              62,347
JSR Corporation *                                     95,000             591,367
Kadokawa Shoten Publishing *                             500             168,347
Kurita Water Industries *                             20,000             317,901
Kyorin Pharmaceuticals
  Company, Ltd. *                                     25,000             883,332
Marui Company, Ltd. *                                 60,000             896,153
Mitsubishi Corporation *                             155,000           1,196,976
Mitsubishi Estate Company, Ltd. *                     20,000             195,165
Mitsubishi Heavy Industries, Ltd. *                  190,000             634,139
Mitsui Fudosan Company *                              65,000             440,247

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
JAPAN- CONTINUED
Mitsui Marine and Fire
  Insurance Company, Ltd. *                          160,000         $   949,007
Mori Seiki Company *                                  30,000             402,271
NEC Corporation *                                     24,000             571,988
Nikko Company *                                        1,000               2,897
Nippon Sanso Corporation *                           115,000             337,672
Nippon Steel Corporation *                           280,000             654,987
Nippon Telegraph & Telephone
  Corporation *                                          100           1,712,832
NTT Data Corporation *                                    77           1,771,068
NTT Mobile Communication
  Network, Incorporated *                                 70           2,692,571
Obayashi Corporation *                               125,000             590,927
Orix Corporation *                                     6,000           1,351,865
Rengo Company, Ltd. *                                175,000             899,237
Ricoh Company, Ltd. *                                 90,000           1,696,584
Sakura Bank *                                         35,000             202,799
Sanwa Bank                                            90,000           1,094,940
Shibaura Mechatronics
  Corporation *                                       13,000             153,832
Shohkoh Fund & Company, Ltd. *                         1,300             514,681
Sony Corporation *                                     6,500           1,927,670
Sumitomo Bakelite Company, Ltd. *                     95,000             850,788
Suruga Bank *                                         18,000             251,052
Tabuchi Electric *                                    32,000              95,527
Taiyo Yuden Company *                                 25,000           1,482,823
Takeda Chemical Industries, Ltd. *                    17,542             867,056
The Industrial Bank of Japan, Ltd.                    95,000             915,875
The Mitsui Trust & Banking Company,
  Ltd. *                                             100,000             226,094
Tokyo Electron, Ltd. *                                16,000           2,192,424
Tokyo Seimitsu Company, Ltd. *                        10,000           1,614,955
Toray Industries,
  Incorporated *                                     125,000             484,487
Trend Micro, Incorporated                              6,000           1,515,122
                                                                     -----------
                                                                      41,218,559

KOREA - 4.46%
Korea Electric Power
  Corporation, ADR                                    43,600             730,300
Korea Telecom Corporation, ADR                        15,180           1,134,705
LG Information &
  Communication, Ltd.                                  3,645             603,488
Pohang Iron & Steel, Ltd., ADR                        25,560             894,600
Samsung Electronics, Ltd., GDR                         5,900             715,375
SK Telecom Company, Ltd., ADR                         20,930             803,173
                                                                     -----------
                                                                       4,881,641

MALAYSIA - 0.93%
Austral Enterprises Berhad                            67,700              69,838
Berjaya Sports Toto Berhad *                          26,000              56,105
Boustead Holdings Berhad                              76,600              65,715
Cahya Mata Sarawak Berhad                             50,000              40,789
KFC Holdings  Berhad                                  40,000              52,632
Malayan Bank Berhad                                   97,220             345,387
Petronas Gas Berhad                                   32,000              74,947
Puncak Niaga Holdings Berhad                          78,400              78,813
Sime Darby Berhad *                                  123,000             156,016
United Plantation Berhad *                            70,900              78,363
                                                                     -----------
                                                                       1,018,605

NEW ZEALAND - 0.80%
Carter Holt Harvey                                   285,000             372,281
Telecom Corporation of New
  Zealand, Ltd. *                                    108,000             507,870
                                                                     -----------
                                                                         880,151

PHILIPPINES - 0.50%
Alsons Consolidated
  Resources, Incorporated                          1,371,000              13,608
Manila Electric Company                               31,600              90,174
Philippine Long Distance
  Telephone Company, ADR                               6,580             170,257
San Miguel Corporation, Class B                      196,700             278,211
                                                                     -----------
                                                                         552,250

SINGAPORE - 7.56%
City Developments                                     76,600             448,424
DBS Group Holdings, Ltd.                              70,000           1,147,403
Elec & Eltek International
  Company, Ltd.                                       97,000             314,280
Fraser & Neave, Ltd. *                                63,600             234,848
Jurong Shipyard, Ltd.                                 79,000             396,067
Keppel Corporation                                   154,125             403,473
Overseas-Chinese Banking
  Corporation, Ltd.                                   81,250             746,398
Sembcorp Industries, Ltd.                            354,000             482,486
Singapore Airlines, Ltd.                              96,800           1,098,481
Singapore Press Holdings, Ltd. *                      38,600             836,662
Singapore Technologies
  Engineering, Ltd.                                  266,000             412,056
Singapore Telecommunications,
  Ltd.                                               556,000           1,148,388
United Overseas Bank *                                68,968             608,724
                                                                     -----------
                                                                       8,277,690

TAIWAN - 0.25%
Synnex Technology International
  Corporation, GDR                                    10,780             278,124
                                                                     -----------

THAILAND - 1.60%
Bangkok Expressway *                                 225,000             107,527
BEC World Public Company, Ltd.                        33,300             235,173

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES            VALUE
THAILAND -CONTINUED
Electricity Generating Public
  Company, Ltd.                                      147,000         $   182,457
National Petrochemical Company                       153,400             170,037
PTT Exploration & Production
  Public Company, Ltd.                                42,100             259,318
Shin Corporations Public
  Company, Ltd.                                       51,900             490,546
Thai Farmers Bank                                    182,000             304,420
                                                                     -----------
                                                                       1,749,478

UNITED KINGDOM - 1.90%
HSBC Holdings-HKD *                                  140,400           1,968,688
Tanjong PLC                                           49,000             108,316
                                                                     -----------
                                                                       2,077,004

UNITED STATES - 0.48%
Taiwan Fund, Incorporated *                           26,000             529,750
                                                                     -----------

TOTAL COMMON STOCKS
(Cost: $61,420,259)                                                  $82,188,527
                                                                     -----------


PREFERRED STOCK - 0.18%
JAPAN - 0.18%
AB International Cayman Trust
  Units                                           16,000,000             195,752
                                                                     -----------


TOTAL PREFERRED STOCK
(Cost: $108,663)                                                     $   195,752
                                                                     -----------


WARRANTS - 0.19% *
JAPAN - 0.19%
NGK Spark Plug Company, Ltd.
  (Expiration date 02/15/2001;
  strike price JPY 1271)                                 475             106,875
Takashimaya Cayman (Expiration date
  01/18/2000; strike price
   JPY 1,569)                                              7                  88
THK Company, Ltd. (Expiration date
  06/20/2000; strike price
   JPY 1902)                                             100              97,343
                                                                     -----------
                                                                         204,306

TOTAL WARRANTS
(Cost: $321,441)                                                        $204,306
                                                                      ----------

                                                PRINCIPAL
                                                AMOUNT                  VALUE
CONVERTIBLE BONDS - 1.44%
CHINA - 0.00%
Qingling Motors Company
  3.50% due 01/22/2002                          $    20,000          $     5,406
                                                                     -----------

JAPAN - 1.44%
Daiwa Securities Group,
  Incorporated, 00.50% due
  09/29/2006                                     15,000,000              220,955
Hosiden Corporation *
  1.90% due 09/29/2000                           12,000,000              325,340
MTI Capital (Cayman), Ltd. *
  00.50% due 10/01/2007                          22,000,000              149,114
STB Cayman Capital *
  00.50% due 10/01/2007                          10,000,000              134,090
THK Company, Ltd. *
  00.30% due 09/30/2003                          50,000,000              743,859
                                                                     -----------
                                                                       1,573,358

TOTAL CONVERTIBLE BONDS
(Cost: $963,733)                                                     $ 1,578,764
                                                                     -----------


PRINCIPAL
AMOUNT                                                                  VALUE
SHORT TERM INVESTMENTS - 15.72%
$17,225,619    Navigator Securities Lending
               Trust,                                                $17,225,619
                  5.86%                                           --------------

REPURCHASE AGREEMENTS - 7.46%
$8,173,000     Repurchase Agreement with State
               Street Bank & Trust Company dated
               12/31/1999 at 2.95% to be
               repurchased at $8,175,009 on
               01/03/2000, collateralized by
               $7,810,000 U.S. Treasury Notes,
               7.875% due 11/15/2004 (valued at
               $8,337,175, including interest).                       $8,173,000
                                                                  --------------

TOTAL INVESTMENTS   (PACIFIC RIM EMERGING
MARKETS TRUST)  (Cost: $88,212,715)
                                                                    $109,565,968
                                                             ===================


The Trust had the following five top industry concentrations at December 31, 1999 (as a percentage of total value of investments):

Telecommunications Services            15.18%
Electronics                            10.08%
Banking                                 9.29%
Real Estate                             8.34%
Financial Services                      5.90%


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


SCIENCE & TECHNOLOGY TRUST

                                                      SHARES            VALUE

COMMON STOCKS - 86.16%
BUSINESS SERVICES - 11.27%
America Online, Incorporated *                        425,000       $ 32,060,938
First Data Corporation                                462,000         22,782,375
Internet Capital Group,
  Incorporated                                        100,000         17,000,000
SOFTBANK CORP                                          23,000         22,016,248
Yahoo, Incorporated *                                 111,000         48,028,312
                                                                    ------------
                                                                     141,887,873

COMPUTERS & BUSINESS EQUIPMENT - 13.15%
3Com Corporation *                                    550,000         25,850,000
Avant Corporation *                                   139,000          2,085,000
Cisco Systems, Incorporated *                         416,000         44,564,000
Dell Computer Corporation *                           601,000         30,651,000
EMC Corporation *                                     106,000         11,580,500
E*Trade Group, Incorporated *                         465,000         12,148,125
MIPS Technologies,
  Incorporated *                                       34,500          1,794,000
PSINet, Incorporated *                                162,000         10,003,500
Sun Microsystems,
  Incorporated *                                      346,500         26,832,094
                                                                    ------------
                                                                     165,508,219

ELECTRICAL EQUIPMENT - 7.39%
ASM Lithography Holding NV *                           92,500         10,521,875
KLA-Tencor Corporation *                               92,500         10,302,187
Sanmina Corporation *                                 111,000         11,086,125
SCI Systems, Incorporated *                           370,000         30,409,375
Solectron Corporation *                               323,000         30,725,375
                                                                    ------------
                                                                      93,044,937

ELECTRONICS - 20.20%
Altera Corporation *                                  462,000         22,897,875
Analog Devices, Incorporated *                        485,000         45,105,000
Applied Materials,
  Incorporated *                                      157,000         19,889,937
Applied Micro Circuits
  Corporation *                                        38,000          4,835,500
Conexant Systems,
  Incorporated *                                      153,000         10,155,375
Electronics For Imaging,
  Incorporated *                                      185,000         10,753,125
Flextronics International *                           185,000          8,510,000
Intel Corporation                                     249,000         20,495,812
Lucent Technologies,
  Incorporated                                        139,000         10,398,938
Maxim Integrated Products,
  Incorporated *                                      536,000         25,292,500
Synopsys, Incorporated *                              370,000         24,697,500
Texas Instruments,
  Incorporated                                        208,000       $ 20,150,000
Xilinx, Incorporated *                                684,000         31,100,625
                                                                    ------------
                                                                     254,282,187

INDUSTRIAL MACHINERY - 1.36%
Cognex Corporation *                                210,000            8,190,000
Mannesmann AG                                        37,000            8,926,629
                                                                  --------------
                                                                      17,116,629

SOFTWARE - 21.02%
BMC Software, Incorporated *                        300,000           23,981,250
                                                                  --------------
Computer Associates
  International,                                    185,000           12,938,438
  Incorporated
Electronic Arts *                                   185,000           15,540,000
Intuit, Incorporated *                              555,000           33,265,312
Microsoft Corporation *                             370,000           43,197,500
Novell, Incorporated *                              924,000           36,902,250
Oracle Systems Corporation *                        439,500           49,251,469
                                                                  --------------
Parametric Technology
  Corporation *                                   1,345,000           36,399,062
Veritas Software Corporation *                       92,000           13,167,500
                                                                  --------------
                                                                     264,642,781

TELECOMMUNICATIONS SERVICES - 8.39%
KPNQwest NV *                                        79,000            5,036,250
Nokia Corporaton, ADR                               185,000           35,150,000
Nortel Networks Corporation                         231,000           23,331,000
PanAmSat Corporation *                               92,000            5,462,500
Vodafone Group PLC, ADR                             739,000           36,580,500
                                                                  --------------
                                                                     105,560,250

TELEPHONE - 3.38%
MCI WorldCom, Incorporated                          693,000           36,772,313
Nextlink Communications,
  Incorporated *                                     70,000            5,814,375
                                                                  --------------
                                                                      42,586,688

TOTAL COMMON STOCKS
(Cost: $723,117,743)                                              $1,084,629,565
                                                                  --------------


PRINCIPAL
AMOUNT                                                              VALUE
SHORT TERM INVESTMENTS - 12.80%
    $3,481,000 Federal Home Loan Bank,
                 5.56% due 01/26/2000                                 $3,467,559
               Federal Home Loan Mortgage
                 Corporation,
     7,645,000   5.53% due 01/18/2000                                  7,625,036
     3,000,000   5.60% due 01/11/2000                                  2,995,333
    10,935,000   5.605% due 01/27/2000                                10,890,735

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                              VALUE
---------                                                         -------
 SHORT TERM INVESTMENTS - continued
   $10,000,000   Federal National Mortgage
                 Association, 5.52% due
                 01/21/2000                                           $9,969,333
               International Bank For
                 Reconstruction &
               Development,
     1,660,000   5.53% due 01/26/2000                                  1,653,625
     6,825,000   5.55% due 01/19/2000                                  6,806,061
117,771,425    Navigator Securities Lending
               Trust,                                                117,771,425
                  5.86%
                                                                  --------------
                                                                    $161,179,107
REPURCHASE AGREEMENTS - 1.04%
$13,121,000    Repurchase Agreement with State
               Street Bank & Trust  Company
               dated 12/31/1999 at 2.50%, to be
               repurchased at $13,123,734 on
               01/03/2000, collateralized by
               $12,365,000 U.S. Treasury Bonds,
               7.25% due 08/15/2022 (valued at
               $13,385,113, including interest)                      $13,121,000
                                                                  --------------

TOTAL INVESTMENTS   (SCIENCE & TECHNOLOGY
TRUST)  (Cost: $897,417,850)                                      $1,258,929,672
                                                             ===================



INTERNATIONAL SMALL CAP TRUST

                                                    SHARES              VALUE
                                                    ------              -----
COMMON STOCKS - 100.00%
ARGENTINA - 0.72%
El Sitio, Incorporated *                              48,450         $ 1,780,537
                                                                     -----------

AUSTRALIA - 4.14%
Catuity, Incorporated *                                6,435              73,085
Challenger International                               8,444              22,839
Chaosmusic, Ltd. *                                    73,911              51,919
Davnet                                               581,325             877,772
ERG, Ltd.                                            111,625             626,560
Fibertel, Ltd.                                       218,350             196,385
Health Communications Network
  *                                                   94,025              95,678
MultiEmedia.com, Ltd.                              3,157,541           1,471,777
One.Tel, Ltd.                                        590,375             910,816
Sausage Software                                     311,550           1,063,570
Secure Networks Solutions, Ltd.                      537,135           2,433,141
Solution 6 Holdings                                  105,675           1,151,636
Westel Group, Ltd.                                 2,483,713           1,337,057
                                                                     -----------
                                                                      10,312,235

BERMUDA - 0.61%
Hanny Holdings, Ltd.                               1,596,000         $ 1,509,050
                                                                     -----------

BRAZIL - 2.48%
Celular CRT Participacoes SA *                     6,375,000           1,111,611
Inepar SA Industria e
  Construcoes                                    371,225,000           1,551,480
Tele Celular Sul Participacoes                        48,000           1,524,000

Tele Centro Oeste Celular
  Participacoes SA                                   172,000           1,118,000
Tele Nordeste Celular
  Participacoes                                       17,200             868,600
                                                                     -----------
                                                                       6,173,691

CAYMAN ISLAND - 1.23%
TCL International Holdings, Ltd. *                 4,422,000           3,071,821
                                                                     -----------

DENMARK - 0.80%
Vesta Wind Systems                                    11,175           1,981,249
                                                                     -----------

EGYPT - 1.94%
Commercial International Bank
  Egypt SA, GDR                                       62,950             922,312
Orascom Construction *                               102,206           2,106,416
Orascom Hotel Holdings SA *                          180,475             684,811
Oriental Weavers C                                    31,850             577,271
Tourah Portland Cement
  Company                                             24,850             546,943
                                                                     -----------
                                                                       4,837,753

FINLAND - 4.29%
Comptel Oyj *                                         31,950           2,247,788
Data Fellows Oyj                                      19,650             574,038
Elcoteq Network Company                               20,750             317,718
Jot Automation Group                                 104,575             974,428
PMJ Automec Oyj                                       33,325             391,761
Stonesoft Ojy                                        106,000           1,409,484
Talentum Oyj                                          48,275           1,171,978
Teleste Corporation                                  156,575           2,555,157
TJ Group Oyj                                          29,000           1,022,460
                                                                     -----------
                                                                      10,664,812

FRANCE - 6.41%
Alten *                                                8,000           1,379,666
Avenir Telecom                                         3,555             673,968
Coheris Atix *                                         4,375             806,069
Consodata SA *                                        25,525           1,157,067
Cross Systems *                                        3,045             674,824
Fi System                                              3,749           1,140,519
Infosources                                           19,004           1,407,060
Ingenico SA                                           31,325           1,353,404
IPSOS *                                               19,422           1,606,266
Neopost SA                                            28,225           1,187,054

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES              VALUE

FRANCE - CONTINUED
Remy Cointreau SA                                    37,100          $   834,158
SOITEC                                                6,150              835,732
Valtech                                              12,230            1,009,615
Wavecom SA *                                         21,275            1,875,244
                                                                     -----------
                                                                      15,940,646

GERMANY - 11.88%
ADVA AG Optical Networking *                          5,575            1,055,803
Articon Information Sysem AG                         18,008              907,017
Austria Technology NV *                              19,932            1,024,003
Brokat Infosystem                                    13,275            2,768,121
Easy Software AG *                                    9,869              477,194
Fluxx.com AG *                                       17,950              560,540
GFK AG *                                             44,495            1,792,881
Internet Mediahous *                                  9,325              358,833
Intershop Communications AG                           8,250            2,326,978
Jumptec Industries *                                  3,869              339,077
Kabel New Media *                                     4,305              107,549
Kamps AG                                             11,925              822,866
Kamps AG - New                                       17,640            1,176,351
Pandatel AG *                                         6,100              402,486
Pixelpark AG *                                       15,025            1,710,303
Ricardo                                              27,500            3,061,084
Secunet Security A *                                 32,075            1,453,983
Sinnerschrader AG *                                  27,000            1,327,284
Telegate AG                                          42,225            2,450,035
TOMMORROW Internet AG *                              28,925            1,486,017
Utimaco Safeware                                     13,250            2,249,034
Zapf Creation *                                      51,443            1,710,096
                                                                     -----------
                                                                      29,567,535

GREECE - 0.21%
ETBA SA                                              56,300              515,410
                                                                     -----------

HONG KONG - 2.65%
ASM Pacific Technology, Ltd.                        212,000              376,356
CCT Telecom Holdings, Ltd.                        1,844,000            1,375,854
E New Media                                       4,152,000            2,016,312
Global Tech Holdings, Ltd.                        1,216,000            1,415,681
Quality Healthcare                                  660,000              254,711
Sino-i.com, Ltd.                                 12,743,000            1,163,894
                                                                     -----------
                                                                       6,602,808

INDONESIA - 0.59%
PT Multipolar Corporation                         8,357,000            1,465,091
                                                                     -----------

IRELAND - 0.74%
Grafton Group                                        18,700              423,842
ITG Group PLC                                        98,636            1,092,970
Jurys Doyle Hotel                                    45,150              332,018
                                                                     -----------
                                                                       1,848,830

ISRAEL - 2.15%
Audio Codes, Ltd.                                    18,575          $ 1,708,900
BATM Advanced Communications,
  Ltd                                                19,375            1,602,378
Geo Interact Media                                   72,025            2,035,985
                                                                     -----------
                                                                       3,638,363

ITALY - 2.56%
Class Editore                                       119,700            2,086,030
Ericsson SPA                                         43,475            2,480,960
Olidata SPA *                                        79,600              495,543
Poligrafica San Faustino *                            2,975              398,733
Tiscali SPA *                                         2,250              913,414
                                                                     -----------
                                                                       6,374,680

JAPAN - 10.20%
Alpha Systems, Incorporated                           6,000            1,262,602
Chiyoda Integre Company                              33,000              436,038
Copal Electronic                                     71,000            1,327,298
Enplas Corporation                                   36,000            1,338,945
GLOBAL-DINING, Incorporated
                                                     16,000            1,158,853
H.I.S. Company                                           30                2,140
INES Corporation                                     80,000            2,591,759
Innotech Corporation                                 40,200            1,809,925
Justsystem                                            7,000              424,782
Kappa Create Company                                 43,000              904,864
Kinseki                                              56,000              594,695
Koha Company                                          9,000              625,428
Medical Support                                       3,000              145,052
Mobilephone
  Telecommunications
  International, Ltd.                                    45            4,492,513
Moritex Corp                                          4,000              195,752
Nippon Thompson Company                             236,000            1,949,535
PCA Corporation                                      17,620            1,112,352
Plaza Create Co                                      12,500            1,284,624
Renown, Incorporated                                 49,000              119,898
Shobunsha Publications,
  Incorporated                                       15,000              939,610
Tanseisha Company                                    81,500              558,383
Uchida Yoko Company                                 246,000            1,504,845
Yokowo Company                                       24,000              599,002
                                                                     -----------
                                                                      25,378,895

KOREA - 0.66%
Cybertek Holdings *                                     100                1,541
Medidas Company, Ltd.                                30,080              772,199
The Will Bes & Company *                             87,740              877,014
                                                                     -----------
                                                                       1,650,754

MEXICO - 3.16%
ConNova Group AB *                                  488,175              808,902
Corporacion  GEO, SA *                              281,350            1,060,074

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES              VALUE
MEXICO - CONTINUED
Corporation Interamericana
  Entret SA, Series B *                             284,825          $ 1,137,797
DataCapital, SA                                   1,182,175              499,071
Grupo Elektra                                     1,360,450            1,341,066
Grupo Radio Centro SA *                              74,325              622,472
Grupo Sanborns SA *                               1,077,025            2,387,074
                                                                      ----------
                                                                       7,856,456

NETHERLANDS - 2.17%
ASM International NV *                              110,900            2,569,447
Detron Group NV *                                    40,325              869,297
Unit 4 NV *                                          76,353            1,957,466
                                                                      ----------
                                                                       5,396,210

NEW ZEALAND - 0.62%
Advantage Group, Ltd.                               755,075            1,538,654
                                                                      ----------

NORWAY - 2.69%
Norman ASA                                          160,000            1,738,370
Opticom ASA                                          12,450            2,643,147
Visma ASA                                           308,675            2,312,894
                                                                      ----------
                                                                       6,694,411

SINGAPORE - 0.86%
Jit Holdings                                         78,000              271,630
Keppel Telecommunication &
  Transportation, Ltd.                              657,000            1,069,031
Media Ring.com, Ltd. *                              660,000              713,299
PCI, Ltd.                                           110,000               89,823
                                                                      ----------
                                                                       2,143,783

SOUTH AFRICA - 0.53%
Anglovaal Industries, Ltd.                          245,300              237,528
Ixchange Tech                                       253,800            1,072,104
                                                                      ----------
                                                                       1,309,632

SWEDEN - 10.16%
Arkivator AB                                         30,200              770,173
Aspiro Information *                                 27,950            1,172,658
Connecta AB *                                        27,700              944,059
ConNova Group AB *                                   28,450              304,260
Connova Group AB *                                  103,775            1,750,113
Enea Data AB                                         13,725            1,056,514
Framtidsfabriken AB *                                10,825            1,959,161
HIQ International                                    19,850            1,271,389
IFS AB                                               27,175              590,830
Infocast AB                                          83,075              536,976
Information Highway Center                           16,475            2,730,021
Mandator AB                                         192,200            2,868,657
Modul 1 Data AB                                      31,850              344,365
Semcon AB                                           100,225            1,177,870
Sifo Group                                           25,275              320,802
Sigma AB                                             63,975            1,368,369
Switchcore                                           69,250            2,832,178
Technology Nexus                                     59,500            1,118,815
Telelogic AB *                                       18,175              965,460
Teligent, Incorporated                               70,150            1,195,411
                                                                     -----------
                                                                      25,278,081

SWITZERLAND - 3.36%
4M Technologies Holding SA *                          6,325            1,902,704
Edipresse SA                                          1,330              735,037
Fantastic Corporation *                              18,125            3,432,544
Kudelski SA                                             225            1,342,398
Miracle Holdings AG *                                 1,980              572,003
SEZ Holding AG                                          650              363,719
                                                                     -----------
                                                                       8,348,405

TURKEY - 1.99%
Dogan Yayin Holdings *                          138,352,000            2,040,590
Netas Northern Electric
  Telekomunikasyon AS                             6,318,000              838,673
Vestel Electronic                                 8,644,613            2,071,902
                                                                     -----------
                                                                       4,951,165

UNITED KINGDOM - 18.10%
African Lakes Corporation                           326,725              527,759
Ait Group                                            10,950              268,851
Autonomy Corporation PLC *                           39,750            1,927,875
Baltimore Technologies PLC                            8,325              685,816
Bloomsbury Publishing PLC                            72,700              945,330
Capital Radio                                        65,075            1,576,735
Celltech Group PLC                                  108,425              926,485
Chrysalis Group                                       3,000               72,688
Dialog Semiconduct *                                 44,150            3,268,875
Eidos PLC, ADR                                        8,625              715,875
FI System                                            80,000              997,609
Fibernet Group PLC                                    9,000              257,317
Glotel PLC *                                         37,800              445,726
Goldshield Group                                     13,250              139,974
Guardian IT PLC                                     129,100            2,010,280
Harrier Group *                                     154,950            1,026,192
HIT Entertainment PLC                                14,875              511,788
Imagination Technologies Group                      232,300            1,527,203
Incepta Group                                       268,525              494,473
Independent Energy Holdings PLC, ADR                 47,750            1,590,672
Infobank International Holding                       46,250            1,359,679
IQE *                                                27,125            1,057,875
Jazztel PLC, ADR *                                   15,625            1,017,578
Kewell Systems *                                     44,350            1,117,561
Matalan                                              59,400            1,632,090
NDS Group PLC, ADR                                   37,600            1,146,800
Netbenifit                                           15,600              217,969

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES              VALUE
UNITED KINGDOM - CONTINUED
Newmedia Spark *                                      396,200       $  1,135,968
NXT PLC                                                63,625          1,407,996
Pace Micro Technology PLC                             249,400          2,094,850
RM PLC                                                 91,175          1,273,929
QXL, Ltd. *                                           105,200          2,446,986
Recognition Systems                                   317,925          1,771,728
Redstone Telecom *                                    139,100          1,094,232
Sherwood International                                 90,700          1,853,323
Sportsworld Media                                      36,925            291,067
Superscape VR PLC                                      81,275            443,738
The Exchange Holdings PLC *                           277,725          1,561,160
Trafficmaster PLC                                      98,752          1,443,603
Whatman PLC                                            37,475            756,667
                                                                    ------------
                                                                      45,042,322

UNITED STATES - 2.10%
Firstcom Corporation                                   26,875            987,656
SCM Microsystems, Incorporated                         26,500          1,694,344
Sensar Corporation                                     27,100          1,612,450
Tricom SA                                              41,625            936,563
                                                                    ------------
                                                                       5,231,013


TOTAL COMMON STOCKS
(Cost: $182,051,829)                                                $248,813,192
                                                                    ------------

TOTAL INVESTMENTS (INTERNATIONAL SMALL
CAP TRUST)  (Cost: $182,051,829)                                    $248,813,192
                                                                    ============



The Trust had the following five top industry concentrations at December 31, 1999 (as a percentage of total value of investments):

Telecommunications Services            16.72%
Business Services                      16.40%
Software                                8.71%
Computers & Business Equipment          8.32%
Electronics                             8.26%



AGGRESSIVE GROWTH TRUST

                                                    SHARES              VALUE
COMMON STOCKS - 78.37%
AIR TRAVEL - 0.60%
Eagle USA Airfreight, Incorporated *                      9,100       $  392,437
Ryanair Holdings PLC, ADR *                              11,000          606,375
                                                                      ----------
                                                                         998,812

APPAREL & TEXTILES - 1.08%
G & K Services, Class A                                   7,000          226,625
Pacific Sunwear of California *                          23,150          737,906
Quiksilver, Incorporated                                 34,500          534,750
Vans, Incorporated *                                     25,100          307,475
                                                                      ----------
                                                                       1,806,756

AUTO PARTS - 1.18%
Brooks Automation, Incorporated *                         5,500          179,094
Copart, Incorporated *                                   12,500          543,750
Gentex Corporation *                                     29,500          818,625
Meritor Automotive, Incorporated                         15,000          290,625
Tower Automotive, Incorporated *                          9,400          145,112

                                                                      ----------
                                                                       1,977,206

AUTOMOBILES - 0.69%
O'Reilly Automotive,
  Incorporated *                                         54,000        1,161,000
                                                                      ----------

BANKING - 0.72%
Bank United Corporation, Class A                         11,000          299,750
Southwest Bancorporation of
  Texas, Incorporated *                                  28,500          564,656
Trustmark Corporation                                    16,000          345,750
                                                                      ----------
                                                                       1,210,156

BROADCASTING - 3.24%
Cabletron Systems, Incorporated *                        41,800        1,086,800
Hispanic Broadcasting Corporation *                       8,300          765,416
Powerwave Technologies, Incorporated *                   27,000        1,576,125
Proxim, Incorporated *                                    9,500        1,045,000
Radio One, Incorporated, Class A *                       10,400          956,800
                                                                      ----------
                                                                       5,430,141

BUILDING MATERIALS & CONSTRUCTION - 0.61%
Dycom Industries, Incorporated *                         11,000          484,687
Elcor Chemical Corporation                               18,000          542,250
                                                                      ----------
                                                                       1,026,937

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------



                                                    SHARES              VALUE

BUSINESS SERVICES - 9.91%
Allscripts, Incorporated *                              4,100        $   180,400
Black Box Corporation *                                11,500            770,500
CareInsite, Incorporated *                              4,200            338,100
Check Point Software
  Technologies, Ltd. *                                 12,000          2,385,000
Checkfree Holdings
  Corporation *                                         9,500            992,750
Chemdex Corporation *                                   3,700            410,700
Concord EFS, Incorporated *                            80,250          2,066,437
Express Scripts,
  Incorporated, Class A *                              28,500          1,824,000
FactSet Research Systems,
  Incorporated                                          3,200            254,800
Finistar Corporation *                                 14,500          1,303,187
Hooper Holmes, Incorporated                            23,500            605,125
Insight Enterprises,
  Incorporated *                                       28,800          1,170,000
Iron Mountain, Incorporated *                          19,200            754,800
Mission Critical Software,
  Incorporated *                                        8,000            560,000
pcOrder.com, Incorporated *                             7,400            377,400
Provant, Incorporated *                                 8,400            212,100
Robert Half International,
  Incorporated *                                       17,700            505,556
Scansource, Incorporated *                              7,500            304,219
SEI Investment Company                                  5,000            595,078
Sykes Enterprises,
  Incorporated *                                       18,400            807,300
Valassis Communications,
  Incorporated *                                        5,150            217,588
                                                                     -----------
                                                                      16,635,040

CHEMICALS - 1.66%
Biovail Corporation
  International *                                       7,000            656,250
Cambrex Corporation                                    12,500            430,469
OM Group, Incorporated                                 19,300            664,644
Spartech Corporation                                   17,700            570,825
Techne Corporation *                                    8,500            468,031
                                                                     -----------
                                                                       2,790,219

COMPUTERS & BUSINESS EQUIPMENT - 8.94%
Actel Corporation *                                    31,500            756,000
Affiliated Computer Services,
  Incorporated, Class A *                              19,000            874,000
Aspen Technology,
  Incorporated *                                       23,600            623,925
Citrix Systems, Incorporated *                          9,500          1,168,500
Cybex Computer Products
  Corporation *                                         7,100            287,550
Freemarkets, Incorporated *                             1,900            648,494
Henry, Jack & Associates,
  Incorporated                                          5,700        $   306,019
Macromedia, Incorporated *                              9,500            694,687
Miami Computer Supply
  Corporation *                                        11,000            408,375
National Computer Systems,
  Incorporated                                         21,500            808,937
National Instruments
  Corporation *                                        37,500          1,434,375
QRS Corporation *                                       7,500            782,344
Rational Software Corporation *                        11,600            569,850
Sandisk Corporation *                                  20,500          1,973,125
Verity, Incorporated *                                 28,300          1,204,519
Visual Networks, Incorporated *                        15,500          1,228,375
Xircom, Incorporated *                                 16,500          1,237,500
                                                                      ----------
                                                                      15,006,575

CONSTRUCTION MATERIALS - 0.18%
Simpson Manufacturing,
  Incorporated *                                        7,000            306,250
                                                                      ----------

CRUDE PETROLEUM & NATURAL GAS - 0.40%
Cabot Oil & Gas Corporation,
  Class A                                               7,000            112,438
Evergreen Resources *                                  13,000            256,750
National Oilwell, Incorporated *                       19,000            298,062
                                                                      ----------
                                                                         667,250

DOMESTIC OIL - 1.26%
Maverick Tube Corporation *                            37,500            925,781
Newfield Exploration Company *                         20,000            535,000
Patterson Energy,
  Incorporated *                                       38,500            500,500
Stone Energy Corporation *                              4,400            156,750
                                                                      ----------
                                                                       2,118,031

DRUGS & HEALTH CARE - 2.13%
ALPHARMA, Incorporated, Class A                        19,000            584,250
Health Management
  Association, Class A *                               46,900            627,288
Medicis Pharmaceutical
  Corporation, Class A *                               10,100            429,881
PE Corp-Celera Genomics
Group *                                                 7,900          1,177,100
Province Healthcare
Company *                                              17,500            332,500
ResMed, Incorporated *                                 10,000            417,500
                                                                      ----------
                                                                       3,568,519

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES              VALUE
ELECTRICAL EQUIPMENT - 5.27%
Advanced Energy Industries,
  Incorporated *                                     18,200          $   896,350
C-COR.Net Corporation *                              20,400            1,563,150
Emulex Corporation *                                 24,500            2,756,250
Molex, Incorporated, Class A                         18,900              855,225
Power One, Incorporated *                            21,000              962,062
Sanmina Corporation *                                 7,500              749,063
Sawtek, Incorporated *                               16,000            1,065,000
                                                                     -----------
                                                                       8,847,100

ELECTRONICS - 17.83%
Alpha Industries,
  Incorporated *                                     36,500            2,091,906
Anadigics, Incorporated *                            15,000              707,813
Applied Micro Circuits
  Corporation *                                      20,500            2,608,625
Asyst Technologies,
  Incorporated *                                     22,000            1,442,375
ATMI, Incorporated *                                 19,500              644,719
Burr-Brown Corporation *                             18,000              650,250
Concord Communications,
  Incorporated *                                      6,000              266,250
Credence Systems Corporation *                       19,000            1,643,500
Cree Research, Incorporated *                        24,500            2,091,687
Cymer, Incorporated *                                 7,300              335,800
Dallas Semiconductor
  Corporation                                        13,200              850,575
Electronics For Imaging,
  Incorporated *                                     15,500              900,938
Etec Systems, Incorporated                           11,000              493,625
Foundry Networks,
  Incorporated *                                      1,600              482,700
Globespan Semiconductor,
  Incorporated *                                      7,400              481,925
Kopin Corporation *                                  31,000            1,302,000
Micrel, Incorporated *                               11,000              626,313
Microchip Technology,
  Incorporated *                                     30,500            2,087,344
PMC-Sierra, Incorporated *                            7,500            1,202,344
Qlogic Corporation *                                 12,500            1,998,437
SDL, Incorporated *                                  12,000            2,616,000
Semtech Corporation *                                22,500            1,172,812
Sycamore Networks,
  Incorporated *                                      1,800              554,400
TekTronix, Incorporated                              13,000              505,375
Transwitch Corporation *                              7,700              558,731
Vishay Intertechnology,
  Incorporated *                                     38,500            1,217,562
Vitesse Semiconductor
  Corporation *                                       7,400              388,038
                                                                     -----------
                                                                      29,922,044

FINANCIAL SERVICES - 1.23%
Affiliated Managers Group,
  Incorporated *                                        2,200         $   88,963
Americredit Corporation *                               6,400            118,400
Eaton Vance Corporation                                11,300            429,400
First Republic Bank *                                  12,500            293,750
NOVA Corporation *                                     27,500            867,969
Queens County Bancorp                                   9,700            263,112
                                                                      ----------
                                                                       2,061,594

FOOD & BEVERAGES - 0.41%
Canandaigua Wine,
  Incorporated, Class A *                               4,800            244,800
Hain Food Group, Incorporated *                        20,000            447,500
                                                                      ----------
                                                                         692,300

GAS & PIPELINE UTILITIES - 0.78%
Core Laboratories NV *                                 37,900            760,369
Global Industries,
  Incorporated *                                       12,300            106,088
Kinder Morgan, Incorporated                            22,000            444,125
                                                                      ----------
                                                                       1,310,582

HOTELS & RESTAURANTS - 1.37%
CEC Entertainment,
  Incorporated *                                       28,850            818,619
Jack In the Box, Incorporated *                        26,700            552,356
Sonic Corporation *                                    19,400            552,900
Station Casinos, Incorporated *                        17,000            381,438
                                                                      ----------
                                                                       2,305,313

INDUSTRIAL MACHINERY - 0.31%
Mettler-Toledo International,
  Incorporated *                                        8,200            313,137
Pentair, Incorporated                                   5,000            192,500
Varco International,
  Incorporated *                                          900              9,169
                                                                      ----------
                                                                         514,806

LEISURE TIME - 0.03%
Championship Auto Racing Team *                         2,200             50,600
                                                                      ----------

NEWSPAPERS - 0.45%
Gemstar Group, Ltd. *                                  10,600            755,250
                                                                      ----------

PETROLEUM SERVICES - 0.39%
Cal Dive International,
  Incorporated *                                        6,100            202,062
Marine Drilling Companies,
  Incorporated *                                       20,500         $  459,969
                                                                      ----------
                                                                         662,031

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES              VALUE

PUBLISHING - 0.17%
IDG Books Worldwide,
  Incorporated *                                       11,700            135,281
Meredith Corporation                                    3,500            145,907
                                                                      ----------
                                                                         281,188

RETAIL TRADE - 6.78%
99 Cents Only Stores *                                 13,400            512,550
American Eagle Outfitters,
  Incorporated *                                       30,500          1,372,500
Ann Taylor Stores Corporation *                        16,500            568,219
CDW Computer Centers,
  Incorporated *                                       14,200          1,116,475
Childrens Place Retail
  Stores, Incorporated *                               19,000            312,313
Cost Plus, Incorporated *                               7,150            254,719
Fossil, Incorporated *                                 17,500            404,687
Linens 'N Things, Incorporated *                       17,500            518,437
Madden Steven, Ltd. *                                  18,900            360,281
Mens Wearhouse, Incorporated *                         66,216          1,945,095
Michael's Stores,
  Incorporated *                                       31,000            883,500
Regis Corporation                                      16,000            302,000
Sunglass Hut International,
  Incorporated *                                       21,200            238,500
Talbots, Incorporated                                  13,500            602,437
Too, Incorporated *                                    39,500            681,375
Wild Oats Markets,
  Incorporated *                                       28,500            632,344
Zale Corporation *                                     14,000            677,250
                                                                      ----------
                                                                      11,382,682

SOFTWARE - 5.44%
Business Objects SA, ADR *                              9,500          1,269,437
Entrust Technologies,
  Incorporated                                          7,100            425,556
Gadzoox Networks,
  Incorporated *                                       14,500            631,656
ISS Group, Incorporated *                               7,500            533,438
Mercury Interactive
  Corporation *                                        11,000          1,187,312
Micromuse, Incorporated *                               5,500            935,000
Peregrine Systems,
  Incorporated *                                        5,700            479,869
Pinnacle Systems,
  Incorporated *                                       16,500            671,344


SOFTWARE - CONTINUED
Symantec Corporation *                                 9,500        $    556,938
TSI International Software, Ltd. *                    14,500             821,062
VeriSign, Incorporated *                               8,500           1,622,969
                                                                    ------------
                                                                       9,134,581

TELECOMMUNICATIONS SERVICES - 3.22%
AirGate PCS, Incorporated *                            9,000             474,750
Ancor Communications,
  Incorporated *                                       6,800             461,550
ANTEC Corporation *                                    6,800             248,200
Commscope, Incorporated *                             21,500             866,719
Comverse Technology,
  Incorporated *                                       7,000           1,013,250
Mastec, Incorporated *                                18,100             805,450
Polycom, Incorporated *                               24,000           1,528,500
                                                                    ------------
                                                                       5,398,419

TELEPHONE - 1.80%
Harmonic, Incorporated *                              26,800           2,544,325
Western Wireless Corporation,
  Class A *                                            7,000             467,250
                                                                    ------------
                                                                       3,011,575

TRANSPORTATION - 0.28%
Expeditores International of
  Washington, Incorporated                            10,600             464,413
                                                                    ------------

TOTAL COMMON STOCKS
(Cost: $91,088,472)                                                 $131,497,370
                                                                    ------------


PRINCIPAL
AMOUNT                                                                VALUE
SHORT TERM INVESTMENTS - 21.63%
    $3,091,000 Federal Home Loan Bank,
                 1.50% due 01/03/2000                                 $3,090,742
    33,210,858 Navigator Securities Lending
               Trust,                                                33,210,858
                  5.86%
                                                                    ------------
                                                                     $36,301,600
TOTAL INVESTMENTS   (AGGRESSIVE GROWTH
TRUST)  (Cost: $127,390,072)                                        $167,798,970
                                                                    ============



EMERGING SMALL COMPANY TRUST

                                                    SHARES              VALUE
COMMON STOCKS - 72.66%
AIR TRAVEL - 0.34%
Alaska Air Group *                                  55,600            $1,952,950
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES              VALUE
APPAREL & TEXTILES - 0.73%
Tommy Hilfiger Corporation *                            83,800       $ 1,953,587
Wolverine World Wide,
  Incorporated                                         202,100         2,210,469
                                                                     -----------
                                                                       4,164,056

AUTO PARTS - 0.74%
Gentex Corporation *                                   142,600         3,957,150
Tower Automotive,
  Incorporated                                          15,300           236,194
                                                                     -----------
                                                                       4,193,344

BANKING - 2.05%
Bank United Corporation,
  Class A                                              101,200         2,757,700
Commerce Bancorp, Incorporated                          31,000         1,253,562
Golden State Bancorp,
  Incorporated *                                       160,000         2,760,000
Silicon Valley Bancshares *                             80,600         3,989,700
Westamerica Bancorporation                              33,600           938,700
                                                                     -----------
                                                                      11,699,662

BROADCASTING - 0.61%
Acme Communications,
  Incorporated *                                           200             6,650
Cumulus Media, Incorporated,
  Class A *                                             26,300         1,334,725
Emmis Communications
  Corporation, Class A *                                 4,100           511,027
Radio One, Incorporated,
  Class A *                                              7,900           726,800
Spanish Broadcasting Systems,
  Incorporated, Class A *                               16,000           644,000
Tivo, Incorporated *                                     4,000           135,000
Wink Communications,
  Incorporated                                           2,000           120,125
                                                                     -----------
                                                                       3,478,327

BUILDING MATERIALS & CONSTRUCTION - 0.39%
Dycom Industries,
  Incorporated *                                        51,100         2,251,594
                                                                     -----------

BUSINESS SERVICES - 10.18%
AGENCY.COM, Incorporated *                               1,000            51,000
Allaire Corporation *                                    6,000           877,875
Alteon Websystems,
  Incorporated *                                         1,300           114,075
Answerthink Consulting Group *                           3,400           116,450
Careerbuilder, Incorporated *                           29,300           188,619
Check Point Software
  Technologies, Ltd. *                                  49,700         9,877,875
Chemdex Corporation *                                  9,000         $   999,000
Cuno, Incorporated *                                  94,100           1,948,164
Cybersource Corporation *                             18,000             931,500
Data Return Corporation *                              2,100             112,350
DeVRY, Incorporated *                                 51,000             949,875
Digimarc Corporation *                                   500              25,000
Digital Impact, Incorporated *                         1,300              65,163
Digital Insight Corporation *                          1,800              65,475
Egain Communications
  Corporation *                                        3,500             132,125
El Stio, Incorporated *                                3,400             124,950
Exchange Applications
  Software *                                          54,700           3,056,362
Finistar Corporation *                                 2,100             188,737
Flycast Communications
  Corporation *                                        1,900             246,881
Getthere.com, Incorporated                             3,700             148,925
Harris Interactive,
  Incorporated *                                       4,800              62,700
HNC Software, Incorporated                            97,900          10,352,925
HomeStore.com, Incorporated *                            600              44,550
Hotjobs.com, Ltd. *                                   26,000           1,135,875
Imanage, Incorporated *                                2,000              64,250
Interactive Pictures
  Corporation *                                        6,900             160,856
Interep National Radio Sales,
  Incorporated *                                      21,000             280,875
Keynote Systems, Incorporated *                        4,800             354,000
Knot, Incorporated *                                   3,000              25,313
Management Network Group,
  Incorporated *                                       1,600              52,200
Mediaplex, Incorporated *                              2,600             163,150
Mission Critical Software,
  Incorporated *                                      13,700             959,000
MotherNature.com,
  Incorporated *                                         400               2,925
Navisite, Incorporated *                               4,100             410,000
NBC Internet, Incorporated *                          34,200           2,641,950
Netratings, Incorporated *                               800              38,500
Quest Software, Incorporated *                         1,000             102,000
Radware, Ltd. *                                        3,200             138,000
Rare Medium Group,
  Incorporated *                                      14,000             477,750
RSA Security, Incorporated *                         128,800           9,982,000
Sciquest.com, Incorporated *                           6,000             477,000
Sonicwall, Incorporated *                              1,200              48,300
Stamps.com, Incorporated *                             2,100              87,413
Symyx Technologies,
  Incorporated *                                       3,400             102,000
US Interactive, Incorporated *                        17,200             739,600
Verio, Incorporated *                                 57,000           2,632,687

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES              VALUE

BUSINESS SERVICES - CONTINUED
Whittman Hart, Incorporated *                         114,000        $ 6,113,250
                                                                     -----------
Women Common Networks,
  Incorporated *                                        2,100             29,925
Xpedior, Incorporated *                                 2,900             83,375
                                                                     -----------
                                                                      57,982,770

CHEMICALS - 0.72%
Waters Corporation *                                   77,200          4,091,600


COMPUTERS & BUSINESS EQUIPMENT - 5.26%
Active Software, Incorporated *                         4,100            377,200
Aether Systems, Incorporated *                          4,100            293,662
Affiliated Computer Services,
  Incorporated, Class A *                              98,100          4,512,600
Art Technology Group,
  Incorporated *                                        1,600            205,000
Citrix Systems, Incorporated                           34,000          4,182,000
Espeed, Incorporated *                                  6,800            241,825
Exodus Communications,
  Incorporated *                                       31,600          2,806,475
F5 Networks, Incorporated *                             4,200            478,800
Immersion Corporation *                                 2,600             99,775
Javelin Systems,
  Incorporated                                          6,800             62,475
Korea Thrunet Company, Ltd.,
  Shares A *                                            1,000             67,875
Liberate Technologies *                                 6,800          1,747,600
McAfee.com Corporation *                                2,400            108,000
Metasolv Software,
  Incorporated *                                        1,100             89,925
N2H2, Incorporated *                                   23,300            547,550
NDS Group PLC, ADR *                                    1,900             57,950
Netcentives, Incorporated *                             4,100            255,481
NetIQ Corporation *                                    14,300            744,494
Netopia, Incorporated *                                 9,200            499,675
Netro Corporation *                                     7,900            402,900
PC-Tel, Incorporated *                                 19,600          1,029,000
Predictive Systems,
  Incorporated *                                        1,900            124,450
Quintus Corporation *                                   1,100             50,463
Retek, Incorporated *                                   4,300            323,575
Saleslogix Corporation *                               50,000          2,053,125
Tumbleweed Communications
  Corporation *                                        23,400          1,983,150
Verity, Incorporated *                                 69,600          2,962,350
Wind River Systems,
  Incorporated *                                      100,000          3,662,500
                                                                     -----------
                                                                      29,969,875

CONSTRUCTION MATERIALS - 1.17%
Catalytica, Incorporated *                            199,200          2,701,650
JLG Industries, Incorporated                            3,900             62,156
Roper Industries                                      103,000         $3,894,688
                                                                      ----------
                                                                       6,658,494

CRUDE PETROLEUM & NATURAL GAS - 0.71%
Barrett Resources Corporation *                       137,900          4,059,431
                                                                      ----------

DOMESTIC OIL - 1.05%
Basin Exploration,
  Incorporated *                                       22,400            394,800
Chesapeake Energy Corporation *                        81,400            193,325
Newfield Exploration Company *                        127,600          3,413,300
Pennaco Energy, Incorporated *                         79,800            638,400
Range Resources Corporation                            39,100            124,631

Tom Brown, Incorporated *                              92,000          1,230,500
                                                                      ----------
                                                                       5,994,956

DRUGS & HEALTH CARE - 1.69%
Alexion Pharmaceuticals,
  Incorporated *                                       15,400            463,925
eBenX, Incorporated *                                   2,400            108,600
Imclone Systems, Incorporated *                         5,000            198,125
Inhale Therapeutic Systems                             71,400          3,038,962

Parexel International
  Corporation *                                       112,000          1,323,000
Pharmaceutical Product Development,
  Incorporated *                                       85,900          1,020,063
Prime Hospitality Corporation *                       211,000          1,859,437
Renal Care Group,
  Incorporated *                                       62,900          1,470,287
Zonagen, Incorporated *                                28,300            123,813
                                                                      ----------
                                                                       9,606,212

ELECTRICAL EQUIPMENT - 1.37%
Audiovox Corporation, Class A *                        19,800            601,425
C-COR.Net Corporation *                                10,400            796,900
Electro Scientific
  Industries, Incorporated                             35,000          2,555,000

Methode Electronics,
  Incorporated                                         16,200            520,425
Plug Power, Incorporated *                              5,300            149,725
Power Integrations *                                   60,000          2,876,250
Power One, Incorporated *                               6,500            297,781
                                                                      ----------
                                                                       7,797,506

ELECTRONICS - 11.72%
Cirrus Logic, Incorporated                             13,000            173,063

Cymer, Incorporated *                                  30,000          1,380,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES              VALUE

ELECTRONICS - CONTINUED
Digital Microwave
  Corporation *                                       43,200         $ 1,012,500
DII Group, Incorporated *                             32,700           2,320,678
Emcore Corporation *                                  25,000             850,000
Exar Corporation *                                     1,800             105,975
Flextronics International *                          191,400           8,804,400
Foundry Networks,
  Incorporated *                                       1,900             573,206
Jabil Circuit, Incorporated                           35,000           2,555,000

JDS Uniphase Corporation *                           110,000          17,744,375
JNI Corporation *                                      5,000             330,000
Kopin Corporation *                                    4,000             168,000
Lattice Semiconductor
  Corporation *                                       18,000             848,250
LTX Corporation *                                     11,000             246,125
Metron Technology NV *                                 2,500              40,156
Micrel, Incorporated *                                15,600             888,225
Novellus Systems,
  Incorporated *                                      17,000           2,083,031
PerkinElmer, Incorporated *                          143,500           5,982,156
PMC-Sierra, Incorporated *                            70,000          11,221,875
Radiant Systems, Incorporated *                        8,800             353,650
Rudolph Technologies,
  Incorporated *                                       3,200             107,200
Semtech Corporation *                                 13,600             708,900
Silicon Image, Incorporated                              700              49,044
Sipex Corporation *                                  108,000           2,652,750
Synopsys, Incorporated *                              57,200           3,818,100
Triquint Semiconductor,
  Incorporated *                                       4,300             478,375
Varian Semiconductor
  Equipment, Incorporated *                            4,000             136,000
Veeco Instruments,
  Incorporated *                                      23,000           1,076,687
Vixel Corporation *                                    3,000              51,188
Xicor, Incorporated *                                  1,000              13,688
                                                                     -----------
                                                                      66,772,597

FINANCIAL SERVICES - 2.45%
Affiliated Managers Group,
  Incorporated *                                      50,000           2,021,875
Allied Capital Corporation                            40,400             739,825
Duff & Phelps Credit Rating
  Company                                              3,300             293,494
Federated Investors,
  Incorporated, Class B                               90,000           1,805,625
Financial Security Assured
  Holdings, Ltd.                                      77,600           4,044,900
Knight Trimark Group, Class A *                       26,000           1,196,000
Labranche & Company,
  Incorporated *                                      77,300             985,575
Metris Companies, Incorporated
                                                      16,900         $   603,119
Mortgage.com, Incorporated *                          22,700             131,944

NOVA Corporation *                                    57,000           1,799,062
Quotesmith.com, Incorporated *                        29,400             334,425
                                                                     -----------
                                                                      13,955,844

HOTELS & RESTAURANTS - 0.18%
Jack In the Box, Incorporated *                       50,000           1,034,375
                                                                     -----------

HOUSEHOLD APPLIANCES - 0.04%
United States Home and
  Garden, Incorporated *                              74,100             208,406
                                                                     -----------

HOUSEHOLD PRODUCTS - 0.01%
Martha Stewart Living,
  Incorporated, Class A *                              3,100              74,400
                                                                     -----------

INDUSTRIAL MACHINERY - 1.55%
Mettler-Toledo International,
  Incorporated *                                     158,700           6,060,356
Varco International,
  Incorporated *                                     270,000           2,750,625
                                                                     -----------
                                                                       8,810,981

INDUSTRIALS - 0.02%
CVC, Incorporated *                                   10,500             101,063
                                                                     -----------

INSURANCE - 1.01%
E.W. Blanch Holdings,
  Incorporated                                        20,100           1,231,125
Mutual Risk Management, Ltd.                          58,200             978,487
Reinsurance Group America,
  Incorporated                                       127,400           3,535,350
                                                                     -----------
                                                                       5,744,962

LEISURE TIME - 0.35%
Harrahs Entertainment,
  Incorporated *                                         900              23,794
SFX Entertainment,
  Incorporated, Class A *                             54,000           1,954,125
                                                                     -----------
                                                                       1,977,919

NEWSPAPERS - 1.25%
Gemstar Group, Ltd. *                                100,000           7,125,000
                                                                     -----------

PETROLEUM SERVICES - 0.94%
Atwood Oceanics, Incorporated *                      113,400           4,380,075
Rowan Companies, Incorporated *                       45,000             975,938
                                                                     -----------
                                                                       5,356,013

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES              VALUE
                                                    ------              ------

PHOTOGRAPHY - 1.56%
Optical Coating Laboratory,
  Incorporated                                        30,000         $ 8,880,000
                                                                     -----------

REAL ESTATE - 2.39%
Alexandria Real Estate
  Equities                                            11,100             353,119
Camden Property Trust                                 72,800           1,992,900
Catellus Development
  Corporation *                                       22,500             288,281
CBL & Associates Properties,
  Incorporated                                         9,900             204,187
Developers Diversified Realty                         42,400             545,900
Felcor Lodging Trust,
  Incorporated                                        42,000             735,000
General Growth Properties,
  Incorporated                                        24,000             672,000
Health Care Property
  Investors, Incorporated                            110,800           2,645,350
Innkeepers USA Trust                                  70,000             573,125
Meristar Hospitality
  Corporation                                        127,900           2,046,400
Pinnacle Holdings,
  Incorporated *                                      54,000           2,288,250
SL Green Realty Corporation                           60,000           1,305,000
                                                                     -----------
                                                                      13,649,512

RETAIL TRADE - 0.12%
1-800-Flowers.com,
  Incorporated, Class A *                             62,200             664,763
                                                                     -----------

SOFTWARE - 16.33%
Accrue Software, Incorporated
  *                                                   15,000             811,875
Activision, Incorporated *                           117,000           1,791,562
Ardent Software, Incorporated
  *                                                    9,500             370,500
BEA Systems, Incorporated *                          160,000          11,190,000
Bindview Development
  Corporation *                                       40,000           1,987,500
Bluestone Software,
  Incorporated *                                       5,000             575,000
Broadvision, Incorporated *                           71,100          12,091,444
Cysive, Incorporated *                                   100               7,206
Digex, Incorporated, Class A *                         4,400             302,500
Entrust Technologies,
  Incorporated *                                      97,900           5,867,881
Gadzoox Networks,
  Incorporated *                                       5,000             217,813
GRIC Communications,
  Incorporated *                                       3,000              76,125
I2 Technologies, Incorporated *                       83,000          16,185,000
Internap Network Services
  Corporation *                                        2,500             432,500
Interspeed, Incorporated *                             1,700         $    30,069
Intertrust Technologies
  Corporation *                                        1,700             199,963
Intuit, Incorporated *                                75,600           4,531,275
ITXC Corporation *                                     8,200             275,725
Keane, Incorporated *                                127,500           4,048,125
Liquid Audio, Incorporated                            38,700           1,015,875
Mercury Interactive
  Corporation *                                       22,900           2,471,769
Micromuse, Incorporated *                             36,300           6,171,000
National Information
  Consortium *                                         9,000             288,000
Ondisplay, Incorporated *                              1,300             118,138
OpenTV Corporation, Class A *                          1,400             112,350
Quicklogic Corporation *                                 400               6,600
Sapient Corporation *                                 60,600           8,540,812
Software.com, Incorporated*                            1,700             163,200
Veritas Software Corporation *                        87,900          12,580,687
Vitria Technology,
  Incorporated *                                       2,500             585,000
                                                                     -----------
                                                                      93,045,494

STEEL - 0.16%
Carpenter Technology
  Corporation                                         34,000             932,875
                                                                     -----------

TELECOMMUNICATIONS SERVICES - 1.72%
AirGate PCS, Incorporated *                            2,100             110,775
Airnet Commerce Corporation *                          1,800              65,475
Alaska Communications
  Systems, Incorporated *                             40,600             502,425
Carrier Access Corporation *                          26,800           1,803,975
Clearnet Communications,
  Incorporated, Class A *                             24,100             828,437
Com21, Incorporated *                                 62,300           1,397,856
Ibasis, Incorporated *                                 4,500             129,375
ICG Communications,
  Incorporated *                                      80,000           1,500,000
MCK Communications,
  Incorporated *                                       2,800              63,000
Millicom International Cellular SA*                    3,300             205,838
Nice System, Ltd., ADR *                              14,200             698,463
Polycom, Incorporated *                               38,300           2,439,231
Triton PCS Holdings,
  Incorporated *                                       1,400              63,700
                                                                     -----------
                                                                       9,808,550

TELEPHONE - 2.45%
Intermedia Communications,
  Incorporated *                                      34,300           1,331,269
MGC Communications,
  Incorporated *                                      20,500           1,040,375

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES              VALUE
                                                    ------              ------
TELEPHONE - CONTINUED
Pacific Gateway Exchange,
  Incorporated *                                     96,400         $  1,644,825
Voicestream Wireless
  Corporation *                                      46,000            6,546,375
Western Wireless Corporation,
  Class A *                                          51,000            3,404,250
                                                                    ------------
                                                                      13,967,094

TRANSPORTATION - 1.10%
C. H. Robinson Worldwide                             61,000            2,424,750
Expeditores International of
  Washington, Incorporated                           87,400            3,829,212
                                                                    ------------
                                                                       6,253,962

TRUCKING & FREIGHT - 0.30%
Air Express International
  Corporation                                        53,000            1,712,563
                                                                    ------------

TOTAL COMMON STOCKS
(Cost: $234,632,862)                                                $413,977,150
                                                                    ------------


PRINCIPAL
AMOUNT                                                                VALUE
----------                                                            ------
SHORT TERM INVESTMENTS - 20.48%
$116,713,326    Navigator Securities Lending
                  Trust,  5.86%                                     $116,713,326
                                                                  --------------

REPURCHASE AGREEMENTS - 6.86%
$39,093,000    Repurchase Agreement with State
               Street Bank & Trust  Company
               dated 12/31/1999 at 2.50%, to be
               repurchased at $39,101,144 on
               01/03/2000, collateralized by
               $37,755,000 U.S. Treasury Notes,
               7.00% due 07/15/2006 (valued at
               $39,878,719, including interest)                      $39,093,000
                                                                  --------------

TOTAL INVESTMENTS   (EMERGING SMALL COMPANY
TRUST)  (Cost: $390,439,188)                                        $569,783,476
                                                               =================


SMALL COMPANY BLEND TRUST

                                                    SHARES              VALUE
                                                    ------              ------
COMMON STOCKS - 90.03%
AEROSPACE - 0.52%
REMEC, Incorporated *                                 11,000          $  280,500
                                                                      ----------

AGRICULTURE - 0.14%
Fresh Del Monte Produce *                              6,000          $   54,000
Seminis, Incorporated, Class A*                        3,600              22,725
                                                                      ----------
                                                                          76,725

AIR TRAVEL - 1.00%
Atlantic Coast Airlines
  Holdings, Incorporated *                            11,200             266,000
Midway Airlines Corporation                            9,500              58,781
Skywest, Incorporated                                  7,500             210,000
                                                                      ----------
                                                                         534,781

APPAREL & TEXTILES - 0.87%
Kellwood Company                                       7,500             145,781
Stride Rite Corporation                               21,500             139,750
Tefron, Ltd. *                                        14,500             181,250
                                                                      ----------
                                                                         466,781

AUTO SERVICES - 0.34%
Avis Rental A Car,
  Incorporated *                                       7,000             178,938
                                                                      ----------

AUTOMOBILES - 0.27%
Polaris Industries,
  Incorporated                                         4,000             145,000
                                                                      ----------

BANKING - 1.97%
Banco Santander                                        5,000              77,188
Bank United Corporation,
  Class A                                              5,300             144,425
Banknorth Group, Incorporated                          7,500             200,625
BankUnited Financial
  Corporation *                                       13,000             103,187
Community First Bankshares,
  Incorporated                                        20,500             322,875
First Alliance Company *                              45,000              84,375
Republic Security Financial
  Corporation                                          7,000              50,094
Silicon Valley Bancshares *                            1,400              69,300
                                                                      ----------
                                                                       1,052,069

BROADCASTING - 6.88%
Acme Communications,
  Incorporated *                                         800              26,600
BHC Communications,
  Incorporated, Class A *                              1,500             240,000
Citadel Communications
  Corporation *                                        6,500             421,687
Classic Communications,
  Incorporated, Class A *                              6,000             219,375
Cox Radio, Incorporated,
  Class A *                                            2,500             249,375

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES              VALUE

BROADCASTING - CONTINUED
Cumulus Media, Incorporated,
  Class A *                                               5,500       $  279,125
Entercom Communications
  Corporation *                                           2,500          165,000
Gray Communications Systems,
  Incorporated, Class B
                                                          5,000           67,500
Insight Communications,
  Incorporated, Class A *                                10,700          316,988
Radio One, Incorporated,
  Class A *                                               4,400          404,800
Sirius Satellite Radio,
  Incorporated *                                          8,000          356,000
Spanish Broadcasting Systems,
  Incorporated, Class A *
                                                          7,000          281,750
Tivo, Incorporated *                                      1,100           37,125
World Wrestling Federation
  Entertainment,
  Incorporated, Class A *                                 8,400          144,900
XM Satellite Radio Holdings,
  Incorporated, Class A *                                 7,000          266,875
Young Broadcasting,
  Incorporated, Class A *                                 4,000          204,000
                                                                      ----------
                                                                       3,681,100

BUILDING MATERIALS & CONSTRUCTION - 0.34%
Elcor Chemical Corporation                                6,000          180,750
                                                                      ----------

BUSINESS SERVICES - 14.54%
ADVO, Incorporated *                                      8,500          201,875
AGENCY.COM, Incorporated *                                3,500          178,500
Alloy Online, Incorporated                               24,000          378,000

Armor Holdings, Incorporated                             15,000          196,875

Ashford Common, Incorporated *
                                                          7,000           77,000
Autoweb.com, Incorporated *                              40,400          439,350
Banta Corporation                                         6,500          146,656
Boston Communications Group *
                                                         12,000           63,000
Caribiner International,
  Incorporated *                                         16,000           58,000
CDnow N2K, Incorporated *                                 9,000           88,875
click2learn.com, Incorporated                            12,000          133,500

Condor Technology Solutions *                            15,000           20,625
Costar Group, Incorporated *                              7,000          251,125

Cybergold, Incorporated *                                 3,000           53,063
DSP Group, Incorporated *                                 4,000          372,000
Epiphany, Incorporated *                                  1,500          334,687
Fogdog, Incorporated *                                    5,000           47,500
Harris Interactive,
  Incorporated *                                         3,300        $   43,106
Intelligroup, Incorporated *                            23,000           569,250

iVillage, Incorporated *                                 9,000           182,250
Kendle International,
  Incorporated *                                        12,000           118,500
Knot, Incorporated *                                     8,200            69,188
Korn/Ferry International *                               8,000           291,000
Mac-Gray Corporation *                                  18,000            68,625
Netratings, Incorporated *                               4,100           197,312
NVIDIA Corporation *                                    10,000           469,375
OneMain.com, Incorporated *                              4,000            60,000
Online Resources *                                       7,500           124,687
Quanta Services, Incorporated *
                                                         6,200           175,150
Razorfish, Incorporated,
  Class A *                                              5,687           540,976
Renaissance Worldwide,
  Incorporated *                                        11,000            81,125
RSA Security, Incorporated *                            10,000           775,000

Startek, Incorporated *                                  2,800           101,500
Technisource, Incorporated *                            17,000            99,875

Tier Technologies,
  Incorporated, Class B *                               16,000           135,000
TMP Worldwide, Incorporated *                            2,500           355,000
Wesco International,
  Incorporated *                                        19,000           168,625
Wireless Facilities,
  Incorporated *                                           700            30,538
Xpedior, Incorporated *                                  2,800            80,500
                                                                      ----------
                                                                       7,777,213

CHEMICALS - 2.02%
H.B. Fuller Company                                      6,000           335,625
Spartech Corporation                                     5,500           177,375
United States Plastic Lumber
  Corporation *                                         17,000           130,687
Valence Technology,
  Incorporated *                                        23,000           437,000
                                                                      ----------
                                                                       1,080,687

COAL - 0.33%
Consol Energy, Incorporated                             17,500           177,188
                                                                      ----------

COMPUTERS & BUSINESS EQUIPMENT - 1.72%
Freemarkets, Incorporated *                                100            34,131
JFAX.COM, Incorporated *                                 7,000            47,031
Logitech International SA, ADR *                         6,000           165,375
MIPS Technologies,
  Incorporated *                                         6,900           358,800

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES              VALUE

COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Remedy Corporation *                                      6,500       $  307,937
VA Linux Systems,
  Incorporated *                                             20            4,133
                                                                      ----------
                                                                         917,407

CONSTRUCTION MATERIALS - 3.25%
Applied Industrial
  Technologies, Incorporated                             12,000          199,500
Columbus McKinnon
  Corporation                                            12,500          126,563
Comfort Systems USA,
  Incorporated *                                         12,000           88,500
Donaldson, Incorporated                                   8,000          192,500
Gasonics International
  Corporation *                                          11,500          227,125
NN Ball & Roller,
  Incorporated                                           10,000           72,500
Oshkosh Truck Corporation,
  Class B                                                 6,750          197,859
Pameco Corporation *                                     12,000           48,750
SpeedFam-IPEC, Incorporated *
                                                        18,600          240,637
White Capital Industries
  Corporation *                                          10,000          150,000
Zygo Corporation *                                        9,700          195,213
                                                                      ----------
                                                                       1,739,147

COSMETICS & TOILETRIES - 0.52%
Natrol, Incorporated *                                   18,000          126,000
Natures Sunshine Products,
  Incorporated                                           11,000           88,000
Nu Skin Enterprises,
  Incorporated, Class A *                                 7,000           63,438
                                                                      ----------
                                                                         277,438

DOMESTIC OIL - 1.80%
Cross Timbers Oil Company                                10,200           92,437
Devon Energy Corporation                                  2,000           65,750
Insignia Financial Group,
  Incorporated *                                          9,000           78,188
Midcoast Energy Resources,
  Incorporated                                           24,500          410,375
Valero Energy Corporation                                16,000          318,000
                                                                      ----------
                                                                         964,750

DRUGS & HEALTH CARE - 9.33%
Algos Pharmaceutical
  Corporation *                                           3,000           33,000
American Retirement
  Corporation *                                          18,600          147,637
Anesta Corporation *                                     16,000          275,000
Aviron *                                                  4,000           63,250
Capital Senior Living
  Corporation *                                          15,000       $   75,938
Chromavision Medical Systems,
  Incorporated *                                         20,000          305,000
Focal, Incorporated *                                    18,000           69,750
Healthcentral.com *                                       9,000           65,813
Heska Corporation *                                      23,000           51,750
KOS Pharmaceuticals,
  Incorporated *                                         12,000           67,500
Lifepoint Hospitals,
  Incorporated *                                         15,000          177,187
Novoste Corporation *                                    11,000          181,500
Ocular Sciences, Incorporated *
                                                          7,000          132,125
Orthodontic Centers America,
  Incorporated *                                         10,000          119,375
PE Corp-Celera Genomics Group *
                                                          6,000          894,000
PlanetRx.com, Incorporated *                              6,600           95,700

Protein Design Labs,
  Incorporated *                                          7,500          525,000
Sangstat Medical Corporation                             13,000          386,750
Sunrise Assisted Living,
  Incorporated *                                          1,500           20,625
Triad Hospitals, Incorporated *                          20,000          302,500

Trigon Healthcare,
  Incorporated *                                          9,000          265,500
Trimeris, Incorporated *                                 11,000          259,875
ViroPharma, Incorporated *                                8,000          296,000
Wesley Jessen VisionCare,
  Incorporated *                                          4,800          181,800
                                                                      ----------
                                                                       4,992,575

ELECTRICAL EQUIPMENT - 3.51%
Dupont Photomasks,
  Incorporated *                                          4,000          193,000
Harmon Industries,
  Incorporated                                           14,000          169,750
Intergrated Electrical
  Services *                                             10,000          100,625
Power Integrations *                                      3,200          153,400
Power One, Incorporated *                                16,000          733,000
Rayovac Corporation *                                    12,000          226,500
Sensormatic Electrics
  Corporation *                                          15,000          261,562
TeleCorp PCS, Incorporated,
  Class A *                                               1,000           38,000
                                                                      ----------
                                                                       1,875,837


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES              VALUE
ELECTRONICS - 8.14%
ASM International NV *                                 35,000         $  805,000
BE Semiconductor Industries *                          17,000            229,500
C Cube Microsystems,
  Incorporated *                                        8,000            498,000
Cambridge Technology
  Partners, Incorporated *                              8,500            223,125
Cymer, Incorporated *                                   8,400            386,400
Etec Systems, Incorporated *                           15,000            673,125

LoJack Corporation *                                   25,000            168,750
LTX Corporation *                                      24,000            537,000
Pac-West Telecomm,
  Incorporated *                                        8,000            212,000
Photronics, Incorporated *                              8,100            231,862
Rudolph Technologies,
  Incorporated *                                        4,000            134,000
Zoran Corporation *                                     4,600            256,450
                                                                      ----------
                                                                       4,355,212

FINANCIAL SERVICES - 1.81%
American Capital Strategies, Ltd.                       6,000            136,500
Americredit Corporation *                              13,000            240,500
Circle International Group,
  Incorporated                                          5,000            111,250
Fulton Financial                                       15,000            270,000
  Corporation
Harbor Florida Bancshares,
  Incorporated                                          6,000             77,625
Medallion Financial
  Corporation                                           7,500            134,531
                                                                      ----------
                                                                         970,406

FOOD & BEVERAGES - 2.43%
Beringer Wine Estates
  Holdings, Class B *                                   4,000            159,500
Corn Products International,
  Incorporated                                         14,000            458,500
Flowers Industries,
  Incorporated                                          5,000             79,688
Robert Mondavi Corporation,
  Class A *                                             4,500            156,375
Suiza Foods Corporation *                              11,300            447,762
                                                                      ----------
                                                                       1,301,825

FOREST PRODUCTS - 0.70%
Caraustar Industries,
  Incorporated                                          9,500            228,000
Wausau-Mosinee Paper
  Corporation                                          12,300            143,756
                                                                      ----------
                                                                         371,756

FUNERAL SERVICES - 1.03%
Carriage Services,
  Incorporated, Class A *                              28,500            169,219
Stewart Enterprises,
  Incorporated, Class A                                80,000         $  380,000
                                                                      ----------
                                                                         549,219

GAS & PIPELINE UTILITIES - 1.93%
Eastern Enterprises                                     7,000            402,062
Energen Corporation                                    12,400            223,975
Louis Dreyfus Natural Gas
  Corporation *                                         8,000            145,000
South Jersey Industries,
  Incorporated                                          4,600            130,813
Washington Gas Light Company
                                                        4,700            129,250
                                                                      ----------
                                                                       1,031,100

HOTELS & RESTAURANTS - 0.50%
Buffets, Incorporated *                                10,000            100,000
CKE Restaurants,
  Incorporated                                         28,500            167,438
                                                                      ----------
                                                                         267,438

HOUSEHOLD APPLIANCES - 0.61%
Libbey, Incorporated                                    6,000            172,500
Pillowtex Corporation                                  12,000             74,250
Restoration Hardware,
  Incorporated *                                       12,000             81,750
                                                                      ----------
                                                                         328,500

HOUSEHOLD PRODUCTS - 0.09%
Martha Stewart Living,
  Incorporated, Class A *                               2,000             48,000
                                                                      ----------

INDUSTRIAL MACHINERY - 0.17%
UNOVA, Incorporated *                                   7,000             91,000
                                                                      ----------

INSURANCE - 1.38%
Chicago Title Corporation                               4,000            185,000
ESG Re, Ltd.                                            1,800             12,488
Fidelity National Financial
  Corporation                                           7,000            100,625
First American Financial
  Corporation                                          13,000            161,687
MIIX Group, Incorporated                                5,600             81,900
Philadelphia Consolidated
  Holding Corporation                                   3,600             52,200
Trenwick Group, Incorporated                            8,600            145,663
                                                                      ----------
                                                                         739,563

LEISURE TIME - 2.53%
Arctic Cat, Incorporated                               15,000            150,000
Championship Auto Racing
  Team  *                                              12,000            276,000


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    SHARES              VALUE
LEISURE TIME - CONTINUED
Cheap Tickets, Incorporated *                         18,000          $  246,375

IMAX Corporation *                                     4,800             131,400
Intrawest Corporation                                  6,600             114,263
Speedway Motorsports,
  Incorporated *                                       9,000             250,312
Steiner Leisure, Ltd. *                                8,000             133,500
West Marine, Incorporated *                            6,000              49,500
                                                                      ----------
                                                                       1,351,350

PAPER - 0.28%
Ivex Packaging Corporation *                          15,000             150,000
                                                                      ----------


PETROLEUM SERVICES - 0.36%
 Seacor Smit, Incorporated                             3,700             191,475
                                                                      ----------

PUBLISHING - 1.96%
Applied Graphics Technologies *
                                                      14,500             125,062
Hollinger International,
  Incorporated, Class A                               35,000             452,812
Jostens, Incorporated                                  8,000             194,500
Media General, Incorporated,
  Class A                                              3,000             156,000
Ziff-Davis, Incorporated *                             7,400             117,013
                                                                      ----------
                                                                       1,045,387

RAILROADS & EQUIPMENT - 0.20%
Wisconsin Central
  Transportation Corporation *                         8,000             107,500
                                                                      ----------


REAL ESTATE - 1.03%
Assisted Living Concepts,
  Incorporated *                                      62,100             128,081
CB Richard Ellis Services,
  Incorporated *                                       7,500              92,813
Meristar Hospitality
  Corporation                                         13,000             208,000
Trammell Crow Company *                               10,700             124,387
                                                                      ----------
                                                                         553,281

RETAIL TRADE - 1.19%
FTD.com, Incorporated, Class A *
                                                       5,000              26,250
Lithia Motors, Incorporated,
  Class A *                                            4,600              82,225
Sharper Image Corporation *                           12,000             152,250
Sportsline USA, Incorporated *                         5,500             275,688

UBid, Incorporated *                                   3,700              98,050
                                                                      ----------
                                                                         634,463

SANITARY SERVICES - 0.66%
Ionics, Incorporated *                                12,500             351,563
                                                                      ----------
SOFTWARE - 5.75%
About.com, Incorporated *                               2,500         $  224,375
Acclaim Entertainment,
  Incorporated *                                       35,500            181,937
Digex, Incorporated, Class A *                          3,300            226,875

Documentum, Incorporated *                              2,300            137,712
Epicor Software Corporation *                          15,500             78,469

Liquid Audio, Incorporated *                            4,800            126,000

Mail.com, Incorporated, Class A *                       2,100             39,375

Midway Games, Incorporated *                           22,000            526,625
MP3.com, Incorporated *                                 3,800            120,413
National Information
  Consortium *                                          3,300            105,600
Official Payments Corporation *
                                                        5,500            286,000
OpenTV Corporation, Class A *                             800             64,200
Policy Management Systems
  Corporation *                                        30,000            766,875
Worldgate Communications,
  Incorporated *                                        4,000            190,250
                                                                      ----------
                                                                       3,074,706

TELECOMMUNICATIONS SERVICES - 4.86%
Alaska Communications
  Systems, Incorporated *                               6,000             74,250
Allied Riser Communications
  Corporation *                                        16,000            331,000
Aspect Communications,
  Incorporated *                                       20,000            782,500
Carrier Access Corporation *                            4,000            269,250

Focal Communications
  Corporation *                                         3,800             91,675
ICG Communications,
  Incorporated *                                       14,000            262,500
Polycom, Incorporated *                                 3,000            191,063
Superior Telecom, Incorporated
                                                       14,300            220,756
Time Warner Telecom,
  Incorporated, Class A *                               4,800            239,700
Triton PCS Holdings,
  Incorporated *                                        3,000            136,500
                                                                      ----------
                                                                       2,599,194
TELEPHONE - 1.00%
Hickory Tech Corporation                               13,000            195,000
Tritel, Incorporated, Class A *                        10,700            339,056
                                                                      ----------
                                                                         534,056

TIRES & RUBBER - 0.33%
Bandag, Incorporated                                    7,000            175,000
                                                                      ----------

TRANSPORTATION - 0.59%
M.S. Carriers, Incorporated *                          10,000            238,750

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                       SHARES           VALUE
                                                       ------           -----
TRANSPORTATION - CONTINUED
U. S. Xpress Enterprises,
  Incorporated, Class A *                              10,500        $    77,438
                                                                         316,188

TRUCKING & FREIGHT - 1.15%
Hub Group, Incorporated
  Class A *                                            11,000            220,000
Landstar Systems,
  Incorporated *                                        5,000            214,062
Werner Enterprises,
  Incorporated                                         13,000            182,813
                                                                     -----------
                                                                         616,875

TOTAL COMMON STOCKS
(Cost: $40,217,745)                                                  $48,153,943
                                                                     -----------


PRINCIPAL
AMOUNT                                                                  VALUE
------                                                                  -----
REPURCHASE AGREEMENTS - 9.97%

$5,332,000     Repurchase Agreement with State
               Street Bank & Trust Company dated
               12/31/1999 at 2.50% to be
               repurchased at $5,333,111 on
               01/03/2000, collateralized by
               $5,025,000 U.S. Treasury Bonds,
               7.25% due 08/15/2022 (valued at
               $5,439,563, including interest).                      $ 5,332,000
                                                                     -----------

TOTAL INVESTMENTS   (SMALL COMPANY BLEND
TRUST)  (Cost: $45,549,745)                                          $53,485,943
                                                                     ===========


MID CAP GROWTH TRUST


                                                       SHARES           VALUE
                                                       ------           -----
COMMON STOCKS - 81.05%
AIR TRAVEL - 0.16%
Southwest Airlines Company                              74,650       $ 1,208,397
                                                                     -----------

APPAREL & TEXTILES - 1.32%
American Eagle Outfitters,
  Incorporated *                                        66,300         2,983,500
Cintas Corporation                                      46,000         2,443,750
Jones Apparel Group,
  Incorporated *                                       118,600         3,217,025
Tommy Hilfiger Corporation *                            66,300         1,545,619
                                                                     -----------
                                                                      10,189,894

AUTO PARTS - 0.26%
Danaher Corporation                                     41,500       $ 2,002,375
                                                                     -----------

AUTOMOBILES - 0.68%
Harley Davidson,
  Incorporated                                          82,200         5,265,938
                                                                     -----------

BANKING - 1.84%
Bank United Corporation,
  Class A                                               33,200           904,700
Citigroup, Incorporated                                 39,800         2,211,388
Northern Trust Corporation                              60,400         3,201,200
Old Kent Financial
  Corporation                                           27,085           958,132
Providian Financial
  Corporation                                           63,000         5,736,937
Zions BanCorporation                                    19,900         1,177,831
                                                                     -----------
                                                                      14,190,188

BROADCASTING - 3.37%
Adelphia Communications
  Corporation, Class A *                                48,500         3,182,813
American Telephone & Telegraph
  Corporation-Liberty Media
  Group, Class A *                                      99,500         5,646,625
AMFM, Incorporated *                                    78,300         6,126,975
Hispanic Broadcasting
  Corporation *                                         38,600         3,559,644
Univision Communications,
  Incorporated, Class A *                               49,000         5,007,187
Westwood One, Incorporated *                            32,500         2,470,000
                                                                     -----------
                                                                      25,993,244

BUSINESS SERVICES - 13.81%
America Online, Incorporated *                         190,000        14,333,125
At Home Corporation, Series A *                         50,000         2,143,750
Check Point Software
  Technologies, Ltd. *                                  26,000         5,167,500
Choicepoint, Incorporated *                             40,900         1,692,238
CMG Information Services,
  Incorporated *                                        17,600         4,873,000
Concord EFS, Incorporated *                            223,900         5,765,425
Exodus Communications,
  Incorporated *                                        18,200         1,616,388
Express Scripts,
  Incorporated, Class A *                               32,500         2,080,000
Fiserv, Incorporated *                                 129,250         4,951,891
Inktomi Corporation *                                   60,200         5,342,750
Interpublic Group
  Companies, Incorporated                               62,500         3,605,469
J.D. Edwards & Company *                                62,500         1,867,187



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                       SHARES           VALUE
                                                       ------           -----
BUSINESS SERVICES - CONTINUED
Lamar Advertising Company,
  Class A *                                             103,000     $  6,237,937
Lycos, Incorporated *                                   139,000       11,059,187
OmniCom Group,
  Incorporated                                           86,400        8,640,000
Paychex, Incorporated                                    62,200        2,488,000
Real Networks, Incorporated *                            33,200        3,994,375
Valassis Communications,
  Incorporated *                                         37,300        1,575,925
Verio, Incorporated *                                    72,600        3,353,212
Yahoo, Incorporated *                                    36,500       15,793,094
                                                                    ------------
                                                                     106,580,453

CHEMICALS - 0.14%
Waters Corporation *                                     20,200        1,070,600
                                                                    ------------

COMPUTERS & BUSINESS EQUIPMENT - 5.86%
Affiliated Computer Services,
  Incorporated, Class A *                                33,200        1,527,200
Apple Computer,
  Incorporated *                                         33,600        3,454,500
Business Objects SA, ADR *                               23,200        3,100,100
Citrix Systems,
  Incorporated *                                         79,600        9,790,800
DST Systems, Incorporated *                              26,500        2,022,281
EMC Corporation *                                        74,000        8,084,500
Gateway, Incorporated *                                  69,100        4,979,519
Microsoft Corporation *                                  55,000        6,421,250
Symbol Technologies,
  Incorporated                                           91,500        5,815,969
                                                                    ------------
                                                                      45,196,119

CRUDE PETROLEUM & NATURAL GAS - 0.05%
Santa Fe Snyder Corporation *                            50,000          400,000
                                                                    ------------

DOMESTIC OIL - 0.26%
EOG Resources,
  Incorporated                                          115,000        2,019,688
                                                                    ------------

DRUGS & HEALTH CARE - 5.40%
Bausch & Lomb, Incorporated                              33,200        2,272,125
Biogen, Incorporated *                                   86,900        7,343,050
Biomet, Incorporated                                     82,900        3,316,000
Chiron Corporation *                                     33,200        1,406,850
Forest Labs, Incorporated *                              60,000        3,686,250
Jones Pharma, Incorporated                              133,950        5,818,453
Medicis Pharmaceutical
  Corporation, Class A *                                 45,000        1,915,313
Medimmune, Incorporated *                                16,000        2,654,000
Medtronic, Incorporated                                 123,000        4,481,812
Millipore Corporation                                    43,000      $ 1,660,875
PE Corp-PE Biosystems
  Group                                                  58,900        7,086,406
                                                                     -----------
                                                                      41,641,134

ELECTRICAL EQUIPMENT - 3.30%
American Power Conversion
  Corporation *                                         180,900        4,771,237
ASM Lithography Holding NV *                             27,900        3,173,625
KLA-Tencor Corporation *                                 39,200        4,365,900
Sanmina Corporation *                                    32,660        3,261,918
Solectron Corporation *                                 104,000        9,893,000
                                                                     -----------
                                                                      25,465,680

ELECTRONICS - 13.58%
Adaptec, Incorporated *                                  99,500        4,962,562
Altera Corporation *                                     61,400        3,043,138
Analog Devices, Incorporated *                           90,500        8,416,500
Applied Materials,
  Incorporated *                                         15,800        2,001,663
Atmel Corporation *                                      84,400        2,495,075
Conexant Systems,
  Incorporated *                                        103,500        6,869,812
Cypress Semiconductor
  Corporation *                                          94,700        3,065,913
Electronics For Imaging,
  Incorporated *                                         67,500        3,923,437
General Instrument
  Corporation *                                          63,000        5,355,000
JDS Uniphase Corporation *                              103,400       16,679,712
Lexmark International Group,
  Incorporated, Class A *                                33,200        3,004,600
Linear Technology
  Corporation                                            41,400        2,962,688
LSI Logic Corporation *                                  50,300        3,395,250
Maxim Integrated Products,
  Incorporated *                                         70,200        3,312,562
Microchip Technology,
  Incorporated *                                         35,200        2,409,000
Motorola, Incorporated                                   24,900        3,666,525
Novellus Systems,
  Incorporated *                                         17,400        2,132,044
PMC-Sierra, Incorporated *                               51,200        8,208,000
Scientific-Atlanta,
  Incorporated                                           65,300        3,632,312
Synopsys, Incorporated *                                 20,000        1,335,000
Teradyne, Incorporated *                                 66,900        4,415,400
Vishay Intertechnology,
  Incorporated *                                         80,000        2,530,000



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                       SHARES           VALUE
                                                       ------           -----
ELECTRONICS - CONTINUED
Vitesse Semiconductor
  Corporation *                                          70,000     $  3,670,625
Xilinx, Incorporated *                                   72,400        3,291,938
                                                                    ------------
                                                                     104,778,756

FINANCIAL SERVICES - 3.33%
American Express Company                                 19,100        3,175,375
Capital One Financial
  Corporation                                            77,900        3,753,806
Charles Schwab Corporation                              152,200        5,840,675
Compass Bancshares,
  Incorporated                                           33,200          740,775
Federated Investors,
  Incorporated, Class B                                  68,500        1,374,281
Goldman Sachs Group,
  Incorporated                                           60,000        5,651,250
Knight Trimark Group, Class A *                          55,000        2,530,000
SLM Holding Corporation                                  40,000        1,690,000
Southwest Securities Group,
  Incorporated *                                          8,000          353,000
TCF Financial Corporation                                23,200          577,100
                                                                    ------------
                                                                      25,686,262

GAS & PIPELINE UTILITIES - 1.07%
Cooper Cameron Corporation *                             91,600        4,482,675
El Paso Energy Corporation                               49,700        1,928,981
Enron Corporation                                        41,500        1,841,563
                                                                    ------------
                                                                       8,253,219

GOLD - 0.10%
Global Industries,
  Incorporated *                                         89,800          774,525
                                                                    ------------

HOMEBUILDERS - 0.00%
Champion Enterprises,
  Incorporated *                                          3,100           26,544
                                                                    ------------

HOTELS & RESTAURANTS - 0.73%
Brinker International,
  Incorporated *                                         66,300        1,591,200
Outback Steakhouse,
  Incorporated *                                         70,200        1,820,812
Park Place Entertainment
  Corporation *                                         175,900        2,198,750
                                                                    ------------
                                                                       5,610,762

HOUSEHOLD APPLIANCES - 1.84%
Corning, Incorporated                                   110,000       14,183,125
                                                                    ------------

INDUSTRIAL MACHINERY - 0.27%
SPX Corporation *                                        16,600     $  1,341,487
Varco International,
  Incorporated *                                         76,600          780,363
                                                                    ------------
                                                                       2,121,850

INSURANCE - 0.81%
AFLAC, Incorporated                                      35,000        1,651,563
MGIC Investment Corporation                              76,700        4,616,381
                                                                    ------------
                                                                       6,267,944
PETROLEUM SERVICES - 2.07%
Apache Corporation                                       59,400        2,194,087
BJ Services Company *                                    65,300        2,730,356
Diamond Offshore Drilling,
  Incorporated                                           30,800          941,325
R & B Falcon Corporation *                              123,300        1,633,725
Rowan Companies,
  Incorporated *                                         74,600        1,617,888
Smith International,
  Incorporated *                                         59,700        2,966,344
Transocean Offshore,
  Incorporated                                           49,700        1,674,269
Weatherford International,
  Incorporated                                           55,100        2,200,556
                                                                    ------------
                                                                      15,958,550

PUBLISHING - 0.26%
McGraw-Hill Companies,
  Incorporated                                           33,000        2,033,625
                                                                    ------------

RETAIL TRADE - 5.34%
Barnes & Noble, Incorporated *                           30,000          618,750
Bed Bath & Beyond,
  Incorporated *                                         91,200        3,169,200
CDW Computer Centers,
  Incorporated *                                         50,000        3,931,250
Circuit City Stores,
  Incorporated                                           51,900        2,338,744
Dollar Tree Stores,
  Incorporated *                                         59,100        2,862,656
Family Dollar Stores,
  Incorporated                                           94,500        1,541,531
Kohls Corporation *                                      69,100        4,988,156
Lands' End, Incorporated                                  8,100          281,475
Linens'n Things, Incorporated *                          43,400        1,285,725
Lowe's Companies,
  Incorporated                                           70,000        4,182,500
Mens Wearhouse,
  Incorporated *                                         83,500        2,452,813
Ross Stores, Incorporated                                66,300        1,189,256



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                       SHARES           VALUE
                                                       ------           -----
RETAIL TRADE - CONTINUED
Staples, Incorporated *                                195,900      $  4,064,925
Talbots, Incorporated                                   50,700         2,262,488
Tandy Corporation                                       66,300         3,261,131
Williams Sonoma,
  Incorporated *                                        59,700         2,746,200
                                                                    ------------
                                                                      41,176,800


SOFTWARE - 6.96%
BMC Software,
  Incorporated *                                        60,000         4,796,250
Electronic Arts *                                       47,500         3,990,000
Intuit, Incorporated *                                 130,200         7,803,862
Siebel Systems,
   Incorporated *                                       40,400         3,393,600
USA Networks,
   Incorporated *                                       55,000         3,038,750
VeriSign, Incorporated *                                63,600        12,143,625
Veritas Software Corporation *                         129,400        18,520,375
                                                                    ------------
                                                                      53,686,462

TELECOMMUNICATIONS SERVICES - 5.81%
ADC Telecommunications,
  Incorporated *                                        67,400         4,890,712
Broadwing, Incorporated                                 33,200         1,224,250
Comverse Technology,
  Incorporated *                                        51,700         7,483,575
Cox Communications,
  Incorporated, Class A *                               55,000         2,832,500
Crown Castle International
  Corporation *                                         89,800         2,884,825
General Motors Corporation,
  Class H *                                             19,000         1,824,000
Global Telesystems Group,
  Incorporated *                                        48,600         1,682,775
Lucent Technologies,
  Incorporated                                          23,105         1,728,543
Metromedia Fiber Network,
  Incorporated, Class A *                               63,000         3,020,063
Nokia Corporaton, ADR                                   51,700         9,823,000
QUALCOMM, Incorporated *                                33,200         5,847,350
RCN Corporation *                                       32,800         1,590,800
                                                                    ------------
                                                                      44,832,393

TELEPHONE - 1.56%
CenturyTel, Incorporated                                74,600         3,534,175
NTL, Incorporated *                                     47,000         5,863,250
Western Wireless Corporation,
  Class A *                                             39,300         2,623,275
                                                                    ------------
                                                                      12,020,700

TRUCKING & FREIGHT - 0.87%
Kansas City Southern
  Industries, Incorporated                              90,000      $  6,716,250
                                                                    ------------

TOTAL COMMON STOCKS
(Cost: $430,092,609)                                                $625,351,477
                                                                    ------------


                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
CORPORATE BONDS - 0.11%
COMPUTERS & BUSINESS EQUIPMENT - 0.11%
Exodus Communications
  Incorporated, 4.75% due
  07/15/2008                                          $650,000        $ 883,187
                                                                      ---------

TOTAL CORPORATE BONDS
(Cost: $650,000)                                                      $ 883,187
                                                                      ---------


PRINCIPAL
AMOUNT                                                                  VALUE
------                                                                  -----
SHORT TERM INVESTMENTS - 18.84%
$35,915,000    Federal Home Loan Bank,
                 1.50% due 01/03/2000                               $ 35,912,007
109,461,135    Navigator Securities Lending
                 Trust, 5.86%                                        109,461,135
                                                                    ------------
                                                                    $145,373,142
                                                                    ------------

TOTAL INVESTMENTS   (MID CAP GROWTH
Trust)  (Cost: $576,115,751)                                        $771,607,806
                                                                    ============


MID CAP STOCK TRUST


                                                       SHARES           VALUE
                                                       ------           -----
COMMON STOCKS - 91.87%
AIR TRAVEL - 0.47%
Mesaba Holdings,
  Incorporated                                          42,000        $  480,375
                                                                      ----------

APPAREL & TEXTILES - 2.17%
G & K Services, Class A                                 68,600         2,220,925
                                                                      ----------

AUTO SERVICES - 1.75%
United Rentals, Incorporated *                         104,400         1,787,850
                                                                      ----------

BANKING - 4.52%
Mercantile Bankshares
  Corporation                                           31,600         1,009,225
National Commerce Bancorp                               48,200         1,093,537



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                        SHARES          VALUE
                                                        ------          -----
BANKING - CONTINUED
Westamerica Bancorporation                                35,000     $   977,813
Wilmington Trust Corporation                              32,000       1,544,000
                                                                     -----------
                                                                       4,624,575

BUSINESS SERVICES - 19.83%
ACNielson Corporation *                                   59,300       1,460,262
Acxiom Corporation                                        80,400       1,929,600
Affiliated Computer Services,
  Incorporated, Class A *                                 28,600       1,315,600
American Management Systems,
  Incorporated                                            57,800       1,813,475
BISYS Group, Incorporated *                               23,500       1,533,375
Catalina Marketing
  Corporation *                                           27,000       3,125,250
DeVRY, Incorporated *                                     77,500       1,443,437
Fiserv, Incorporated                                      42,000       1,609,125
NCO Group, Incorporated *                                 39,600       1,192,950
Ritchie Brothers Auctioneers,
  Incorporated *                                          28,500         790,875
SunGuard Data Systems,
  Incorporated *                                          51,700       1,227,875
Systems & Computer Technology
  Corporation                                             65,000       1,056,250
TETRA Technologies,
  Incorporated *                                          65,300       1,003,988
Visual Networks,
  Incorporated *                                          10,000         792,500
                                                                     -----------
                                                                      20,294,562

CHEMICALS - 6.78%
Macdermid, Incorporated                                   41,000       1,683,562
Minerals Technologies,
  Incorporated                                            50,500       2,023,156
Sterling Commerce,
  Incorporated *                                          45,300       1,543,031
Waters Corporation *                                      32,000       1,696,000
                                                                     -----------
                                                                       6,945,749

COMPUTERS & BUSINESS EQUIPMENT - 10.51%
DST Systems, Incorporated *                               31,100       2,373,319
Investment Technology
  Group                                                   30,100         865,375
Macromedia, Incorporated *                                15,000       1,096,875
National Instruments
  Corporation *                                           25,000         956,250
Sterling Software,
  Incorporated                                           105,000       3,307,500
Symbol Technologies,
  Incorporated                                            23,900       1,519,144
Verity, Incorporated *                                    15,000         638,437
                                                                     -----------
                                                                      10,756,900

CONSTRUCTION MATERIALS - 1.55%
Donaldson, Incorporated                                   29,800     $   717,062
Nordson Corporation                                       18,000         868,500
                                                                     -----------
                                                                       1,585,562

CONTAINERS & GLASS - 1.06%
Bemis, Incorporated                                       31,000       1,081,125
                                                                     -----------

DRUGS & HEALTH CARE - 6.62%
ALZA Corporation                                          35,000       1,211,875
Biomet, Incorporated                                      34,000       1,360,000
Covance, Incorporated *                                  144,700       1,564,569
Genzyme Corporation                                       46,000       2,070,000
Haemonetics Corporation *                                 24,000         571,500
                                                                     -----------
                                                                       6,777,944

ELECTRICAL EQUIPMENT - 1.58%
Littelfuse, Incorporated *                                66,800       1,620,944
                                                                     -----------

ELECTRIC UTILITIES - 2.03%
Montana Power Company                                     57,700       2,080,806
                                                                     -----------

ELECTRONICS - 5.96%
C Cube Microsystems,
  Incorporated *                                          17,200       1,070,700
Dallas Semiconductor
  Corporation                                             37,200       2,397,075
Synopsys, Incorporated *                                  33,900       2,262,825
Xilinx, Incorporated *                                     8,200         372,844
                                                                     -----------
                                                                       6,103,444

FINANCIAL SERVICES - 1.79%
NOVA Corporation *                                        58,000       1,830,625
                                                                     -----------

FOOD & BEVERAGES - 3.46%
Beringer Wine Estates
  Holdings, Class B *                                     58,000       2,312,750
Black Box Corporation *                                   18,300       1,226,100
                                                                     -----------
                                                                       3,538,850

FURNITURE & FIXTURES - 1.33%
Ethan Allen Interiors,
  Incorporated                                            42,300       1,356,244
                                                                     -----------

INDUSTRIAL MACHINERY - 1.10%
AptarGroup, Incorporated                                  44,700       1,123,088
                                                                     -----------

INSURANCE - 2.00%
Reinsurance Group America,
  Incorporated                                            73,620       2,042,955
                                                                     -----------



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                       SHARES           VALUE
                                                       ------           -----
LEISURE TIME - 1.82%
Speedway Motorsports,
  Incorporated *                                         67,100      $ 1,866,219
                                                                     -----------

OFFICE FURNISHINGS & SUPPLIES - 1.69%
Miller Herman, Incorporated                              75,000        1,725,000
                                                                     -----------

PETROLEUM SERVICES - 0.80%
Hanover Compressor Company *                             21,600          815,400
                                                                     -----------


RETAIL GROCERY - 1.82%
Whole Foods Market,
  Incorporated *                                         40,200        1,864,275
                                                                     -----------

RETAIL TRADE - 3.45%
Bed Bath & Beyond,
  Incorporated *                                         59,500        2,067,625
Family Dollar Stores,
  Incorporated                                           89,500        1,459,969
                                                                     -----------
                                                                       3,527,594

SANITARY SERVICES - 1.32%
Ionics, Incorporated                                     48,000        1,350,000
                                                                     -----------

SOFTWARE - 3.44%
Policy Management Systems
  Corporation                                            32,200          823,113
Shared Medical Systems
  Corporation                                            53,000        2,699,687
                                                                     -----------
                                                                       3,522,800

TRANSPORTATION - 0.98%
C. H. Robinson Worldwide                                 25,100          997,725
                                                                     -----------

TRUCKING & FREIGHT - 2.04%
Air Express International
  Corporation                                            42,700        1,379,744
Werner Enterprises,
  Incorporated                                           50,500          710,156
                                                                     -----------
                                                                       2,089,900

TOTAL COMMON STOCKS
(Cost: $90,405,024)                                                  $94,011,436
                                                                     -----------




PRINCIPAL
AMOUNT                                                                  VALUE
------                                                                  -----
REPURCHASE AGREEMENTS - 8.13%
$8,316,000     Repurchase Agreement with  Paine
               Webber dated 12/31/1999 at 3.00%,
               to be repurchased at $8,318,079
               on 01/03/2000, collateralized by
               $8,340,000 U.S. Treasury Notes,
               6.375% due 03/31/2001 (valued at
               $8,493,342, including interest.
                                                                    $  8,316,000
                                                                    ------------

TOTAL INVESTMENTS (MID CAP STOCK
TRUST) (Cost: $98,721,024)                                          $102,327,436
                                                                    ============


OVERSEAS TRUST


                                                       SHARES           VALUE
                                                       ------           -----
COMMON STOCKS - 86.77%
ARGENTINA - 0.02%
El Stio, Incorporated *                                  2,900        $  106,575
                                                                      ----------

AUSTRALIA - 1.39%
AMP, Ltd.                                               30,500           336,991
Australia & New Zealand
  Bank Group                                           180,100         1,310,170
Broken Hill Proprietary
  Company                                               39,132           513,829
Cable & Wireless Optus, Ltd.*                          292,500           977,414
National Australia Bank, Ltd.                           88,720         1,357,101
News Corporation                                       120,345         1,168,506
News Corporation, Ltd., ADR                              4,900           187,425
Rio Tinto, Ltd.-AUD                                      5,500           118,148
Westpac Banking
  Corporation, Ltd.                                     12,900            88,982
                                                                      ----------
                                                                       6,058,566

BELGIUM - 0.29%
Electrabel                                               1,780           582,752
Fortis B                                                19,500           703,623
                                                                      ----------
                                                                       1,286,375

BRAZIL - 0.24%
Grupo Televisa SA, ADR *                                15,300         1,044,225
                                                                      ----------

CANADA - 0.87%
Barrick Gold Corporation                                 5,900           105,248
BCE, Incorporated                                       17,500         1,589,972
Celestica, Incorporated *                               23,200         1,298,621
Cinar Films, Incorporated,
  Class B *                                             15,700           384,650



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                       SHARES           VALUE
                                                       ------           -----
CANADA - CONTINUED
Inco, Ltd.                                              17,300       $   405,393
                                                                     -----------
                                                                       3,783,884

DENMARK - 0.23%
Carlsberg                                                8,600           325,894
Novo Nordisk AS, Series B                                1,800           238,737
Unidanmark AS                                            6,200           436,330
                                                                     -----------
                                                                       1,000,961

FINLAND - 2.95%
Asko Oyj                                                 4,300            76,236
Helsingin Puhelin                                        9,500           791,424
Metsa Serla Oyj *                                       22,800           265,275
Metso Oyj                                               18,100           235,206
Nokia AB Oyj                                            48,100         8,721,633
Sampo Corporation                                       14,700           513,839
Sonera Group Oyj                                        11,200           767,762
UPM-Kymmene Oyj                                         36,800         1,482,819
                                                                     -----------
                                                                      12,854,194

FRANCE - 9.91%
Alcatel Alsthom Cie Generale
  D'Electric                                             5,700         1,309,152
Aventis SA                                              21,650         1,258,386
AXA-UAP                                                 19,700         2,746,519
Banque Nationale de Paris                               27,776         2,562,981
Canal Plus                                               5,076           738,873
Cap Gemini SA                                            4,700         1,193,105
Carrefour                                                9,200         1,696,901
Castorama Dubois                                           600           182,532
Club Mediterranee                                        2,400           277,545
Coflexip SA, ADR                                        11,000           418,000
Compagnie de St-Gobain                                   3,200           601,831
Companhia Cerveja Ria
  Brahma                                                11,200           156,800
France Telecom, ADS                                     36,950         4,887,192
Groupe Danone                                            2,654           625,600
L'Oreal SA                                                 700           561,648
Lafarge                                                  4,100           477,443
Michelin (CGDE)-B                                        8,800           345,722
Rhodia SA                                               51,300         1,159,633
Sanofi Synthelabo *                                     27,020         1,125,216
Schneider Electric SA                                    4,600           361,205
Societe Generale                                         7,860         1,829,004
Suez Lyonn Eaux                                         10,500         1,682,828
Television Francaise                                     5,200         2,723,873
TOTAL Fina SA, B Shares                                 75,997        10,143,610
Union Assurance, Ltd.                                    2,800           328,880
Vivendi                                                 42,702         3,856,370
                                                                     -----------
                                                                      43,250,849

GERMANY - 6.81%
Allianz AG Holding                                       9,150       $ 3,073,952
Aventis SA                                               7,351           426,530
BASF AG                                                 27,550         1,415,377
Bayer AG                                                28,700         1,358,814
Deutsche Bank AG                                        14,800         1,250,101
Deutsche Telekom AG                                    107,250         7,638,304
K & S AG                                                75,200         1,064,325
Mannesmann AG                                           29,600         7,141,303
PrimaCom AG                                              5,100           309,276
RWE AG                                                  13,800           540,765
SAP AG-Vorzug                                            2,300         1,385,509
Siemens AG                                              17,750         2,258,302
VEBA AG                                                 23,100         1,122,767
Viag AG                                                 25,100           460,177
Wella AG                                                11,200           248,211
                                                                     -----------
                                                                      29,693,713

HONG KONG - 0.53%
Cheung Kong Holdings, Ltd.                              38,000           481,508
China Telecom, Ltd.                                    188,000         1,172,959
Dah Sing Financial                                      73,200           291,915
Wing Hang Bank, Ltd.                                   109,000           372,985
                                                                     -----------
                                                                       2,319,367

IRELAND - 0.30%
Bank Of Ireland                                        164,924         1,312,475

ITALY - 2.73%
Assicurazioni Generali                                  42,400         1,400,941
Banca di Roma                                          196,400           252,448
Banca Intesa SPA                                       194,830           790,936
ENI SPA, ADR                                           434,300         2,388,706
Olivetti SPA                                           315,500           913,729
San Paolo IMI SPA                                       65,000           883,295
Telecom Italia Mobile                                  193,200         2,158,335
Telecom Italia SPA                                     170,700         2,407,364
Unicredito Italiano SPA                                144,700           711,326
                                                                     -----------
                                                                      11,907,080

JAPAN - 28.32%
Aiful Corporation                                        4,000           489,380
Aiwa Company                                             6,000           124,498
Asahi Bank                                              91,000           561,124
Asahi Chemical Industries                               41,000           210,678
Canon, Incorporated                                     21,000           834,492
CSK Corporation                                         24,500         3,980,621
Dai Ichi Kangyo Bank                                   127,000         1,187,090
Dai Nippon Printing                                     19,000           303,122
Daiwa Securities Company, Ltd.                         290,000         4,538,612
DDI Corporation                                            270         3,699,716
Familymart Company                                       2,300           153,078
Fuji Bank                                              130,000         1,263,482
Fuji Photo Film Company                                 26,000           949,202



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                       SHARES           VALUE
                                                       ------           -----
JAPAN - CONTINUED
Fujisawa Pharmaceutical
  Company, Ltd.                                         25,000      $    606,832
Fujitsu, Ltd.                                           65,000         2,964,667
Furukawa Electric Company, Ltd.                        772,000        11,711,853
Hirose Electric                                          1,900           426,045
Hitachi Chemical                                        15,000           279,094
Hitachi Information System                               3,000           174,709
Hitachi, Ltd.                                          309,000         4,959,969
Honda Motor Company                                     21,000           781,051
Hoya Corporation                                         9,000           709,112
Ito-Yokado Company, Ltd.                                45,000         4,888,911
Kaneka Corporation                                      17,000           217,471
Kansai Electric Power
  Company                                               52,600           916,909
Kao Corporation                                         17,000           485,025
Koa Corporation                                         14,000           404,228
Kyocera Corporation                                     52,600        13,642,948
Matsushita Electric
  Industrial Company, Ltd.                              78,000         2,160,517
Minolta Company                                         53,000           206,460
Mitsubishi Electric
  Corporation                                          230,000         1,485,759
Mitsubishi Estate Company, Ltd.                         86,000           839,209
Mitsubishi Trust & Banking                              61,000           537,340
Mitsui Fudosan Company                                  34,000           230,283
Mitsumi Electric                                         5,000           156,602
NEC Corporation                                         68,000         1,620,632
Nichicon Corporation                                    87,000         2,690,810
Nikko Securities                                       270,000         3,416,952
Nintendo Company                                         3,300           548,439
Nippon Comsys Corporation                               10,000           207,497
Nippon Steel Corporation                                94,000           219,888
Nippon Telegraph & Telephone
  Corporation                                              338         5,789,371
Nippon Zeon Company                                     61,000           386,288
Nomura Securities Company, Ltd.                        133,000         2,401,732
NTT Data Corporation                                        15           345,013
NTT Mobile Communication
  Network, Incorporated                                     61         2,346,384
Omron Corporation                                      204,000         4,702,163
Orix Corporation                                         7,500         1,689,831
Ricoh Company, Ltd.                                     42,000           791,739
Rohm Company                                             2,000           822,159
Sakura Bank                                            150,000           869,140
Secom Company, Ltd.                                     12,000         1,321,327
SEGA Enterprises                                        20,400           648,919
Sharp Corporation                                       56,000         1,433,297
Shin-Etsu Chemical Company,
  Ltd.                                                  19,000          818,244
Softbank Corporation                                     6,500         6,221,983
Sony Corporation                                        16,000         4,745,033
Takeda Chemical Industries, Ltd.                        68,000         3,361,065
Tokai Bank                                              39,000           245,826
Tokyo Electric Power
  Company                                              117,700      $  3,156,484
Tokyo Tomin Bank                                         3,400           130,449
Toyota Motor Corporation                                40,000         1,937,947
Trans Cosmos, Incorporated                               3,800         1,621,611
Yamaha Motor Company                                    22,000           152,452
Yamanouchi Pharmaceutical
  Company, Ltd.                                         21,000           733,777
Yokogawa Electric                                       89,000           628,061
Yoshitomi Pharm                                         32,000           407,165
                                                                    ------------
                                                                     123,491,767

KOREA - 0.47%
Daelim Industrial Company *                             14,400           165,495
Samsung Electronics
  Company                                                8,100         1,897,490
                                                                    ------------
                                                                       2,062,985

MEXICO - 1.09%
Cifra SA de CV *                                       343,800           689,414
Grupo Financiero Banamex *                             181,400           727,515
Grupo Financiero Bancomer,
  SA de CV *                                         1,621,900           677,860
Telefonos De Mexico SA, ADR                             13,500         1,518,750
TV Azteca, SA, ADR                                     126,100         1,134,900
                                                                    ------------
                                                                       4,748,439

NETHERLANDS - 5.46%
ABN AMRO Holdings                                       47,900         1,196,651
Aegon NV                                                13,000         1,255,863
Ahold Kon NV                                            31,010           918,082
Akzo Nobel NV, ADS                                      36,400         1,826,043
Equant NV *                                             29,700         3,326,400
Fortis Amev  NV                                         59,300         2,135,556
Heineken NV                                             13,000           634,086
International Nederlanded
  Groep NV                                              55,214         3,333,851
KPN NV                                                  29,300         2,860,037
Nutreco Holding NV                                      17,100           527,967
Philips Electronics NV                                  22,098         3,005,156
Royal Volker Wessels Stevin NV                           7,900           129,319
Samas Groep                                              8,200           102,427
TNT Post Group NV                                       10,800           309,518
Vendex NV                                               42,700         1,135,565
Ver Ned Uitgevers NV*                                   14,900           783,196
Wolters Kluwer                                          10,264           347,405
                                                                    ------------
                                                                      23,827,122

NEW ZEALAND - 0.08%
Fletcher Challenge-Building                            120,000           176,814
Lion Nathan, Ltd.                                       79,300           184,382
                                                                    ------------
                                                                         361,196



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                       SHARES           VALUE
                                                       ------           -----
NORWAY - 0.53%
Bergesen  ASA-A                                         69,700       $ 1,270,834
Bergesen  ASA-B                                         29,000           496,160
DNB Holding ASA                                        112,700           463,045
Frontline, Ltd.                                          5,000            26,850
Stolt Comex Seaway SA                                    5,000            55,312
                                                                     -----------
                                                                       2,312,200

PORTUGAL - 0.08%
Electric De Portugal                                    19,900           347,402
                                                                     -----------

SINGAPORE - 0.19%
Overseas Union Bank                                     73,584           430,768
United Overseas Bank                                    46,675           411,962
                                                                     -----------
                                                                         842,730

SOUTH AFRICA - 0.07%
Angloglold, Ltd. *                                       2,300           118,307
Gold Fields                                             35,000           169,172
                                                                     -----------
                                                                         287,479

SPAIN - 2.42%
Altadis SA                                              18,354           261,063
Argentaria SA                                           15,700           368,973
Banco Bilbao Vizcaya SA                                 34,100           485,718
Banco Santander Central,
  Hispano, SA                                          193,448         2,190,336
Endesa SA                                               35,900           712,790
Iberdrola SA                                            51,600           715,234
Tabacalera                                              18,300           261,770
Telefonica SA                                          222,300         5,553,559
                                                                     -----------
                                                                      10,549,443

SWEDEN - 2.25%
ABB, Ltd. *                                              5,322           648,598
Atlas Copco AB, Series B                                 5,300           150,735
Electrolux AB                                           32,200           809,825
L.M. Ericsson Telefonaktiebolaget,
  Series B                                              94,600         6,081,349
Nordbanken Holding AB                                   73,100           429,545
Sandvik AB, B Shares                                     3,500           111,470
Skandinaviska Enskilda Baken,
  Series A                                              23,700           239,535
Svenska Handelsbanken,
  Series A                                              31,400           394,852
Swedish Match Company                                  172,900           603,494
Volvo AB, Series B                                      13,400           346,457
                                                                     -----------
                                                                       9,815,860

SWITZERLAND - 4.25%
ABB AG *                                                 8,753         1,070,556
Ares Serono SA                                             300           640,583
Credit Suisse Group                                     11,335         2,253,047
Julius Baer Holdings                                       235           709,885
Nestle SA                                                1,816       $ 3,326,805
Novartis AG                                              2,204         3,236,169
Roche Holdings AG                                          229         2,718,144
Schweizerische Ruckversichererungs-
  Gesellschaft                                             350           718,991
Swatch Group                                             2,600           605,790
Swisscom AG                                              1,500           606,670
Synthes Stratec, Incorporated                            1,500           686,742
UBS AG                                                   7,250         1,957,860
                                                                     -----------
                                                                      18,531,242

UNITED KINGDOM - 14.25%
Allied Domecq PLC                                       43,700           216,001
Allied Zurich PLC                                      183,500         2,163,775
Amvescap                                                87,700         1,019,965
Astra Zeneca Group PLC                                  24,300         1,009,556
Bass PLC                                                 3,233            40,681
BG Group PLC                                            50,311           324,866
Blue Circle Industries                                  51,600           301,725
Booker *                                               167,000           315,613
Boots Company                                           30,400           297,577
BP Amoco PLC                                           487,748         4,923,491
British Aerospace PLC                                  188,945         1,242,176
British American Tobacco PLC                            73,100           413,274
British Telecommunication                              214,512         5,197,519
BTP                                                     16,600            88,285
Cable & Wireless ADS                                    42,100           722,204
Cadbury Schweppes                                       91,100           548,884
Caradon                                                713,200         1,785,650
Centrica PLC                                           102,800           298,480
CGU PLC                                                 59,521           960,481
Courtaulds Textile                                       7,800             8,190
Diageo PLC                                             103,900           829,079
Glaxo Wellcome PLC                                     100,281         2,841,198
Granada Group                                           18,700           188,788
Hanson PLC                                              80,700           676,541
Hays PLC                                                17,900           285,669
HSBC Holdings-GBP                                      104,700         1,451,066
HSBC Holdings-HKD                                       22,087           309,704
Johnson Matthey                                         37,500           368,894
Kingfisher                                              69,880           775,466
Lloyds TSB Group PLC                                   220,500         2,738,976
Marconi PLC *                                           79,900         1,409,362
Morgan Crucible Company                                 40,000           186,729
National Grid Group                                     76,600           582,778
National Westminster                                    18,000           386,703
Pearson PLC                                             38,800         1,262,874
Peninsular & Oriental Steam
  Navigation Company                                    26,700           442,930
Prudential Corporation                                  67,100         1,309,311
Rentokil Initial                                       474,900         1,725,989
Reuters Group PLC                                       99,700         1,384,991



    The accompanying notes are an integral part of the financial statements.

\MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                       SHARES           VALUE
                                                       ------           -----
UNITED KINGDOM - CONTINUED
Rio Tinto, Ltd.                                        27,100       $    650,491
Royal & Sun Alliance                                   57,845            433,548
Royal Bank Scotland Group                              44,300            784,273
Safeway                                                85,700            297,281
Scottish & Newcastle PLC                               41,000            284,777
Scottish & Southern Energy                             47,600            378,675
SmithKline Beecham PLC                                274,300          3,478,153
Standard Chartered                                     80,800          1,285,585
The Shell Transport and
  Trading Company PLC                                 601,500          4,998,898
Tomkins                                                31,300            102,129
Unilever PLC                                          218,677          1,607,192
Vodafone Airtouch Group PLC                         1,262,250          6,291,880
WPP Group PLC                                          33,500            524,892
                                                                    ------------
                                                                      62,153,215

UNITED STATES - 1.03%
Asia Pacific Fund,
  Incorporated                                          7,000             78,750
Asia Tigers Fund,
  Incorporated                                         16,200            165,038
Baker Hughes, Incorporated                             10,200            214,837
European Warrants Fund,
  Incorporated                                         26,000            482,625
Halliburton Company *                                   9,500            382,375
India Fund, Incorporated *                              3,900             65,325
Morgan Stanley Asia Pacific
  Fund, Incorporated                                   28,900            341,381
Newmont Mining Corporation                             26,700            654,150
Noble Drilling Corporation *                            4,900            160,475
Omi Corporation                                        59,900            123,544
Overseas Shipholding Group,
  Incorporated *                                       13,900            205,894
Smith International,
  Incorporated *                                        1,600             79,500
Templeton Dragon Fund,
  Incorporated                                         59,800            586,787
WBK STRYPES Trust                                      23,600            756,675
Weatherford International,
  Incorporated *                                        4,600            183,713
                                                                    ------------
                                                                       4,481,069

TOTAL COMMON STOCKS
(Cost: $290,908,400)                                                $378,430,413
                                                                    ------------


PREFERRED STOCK - 0.61%
AUSTRALIA - 0.14%
News Corporation, Ltd., ADR                            17,400            581,813
                                                                    ------------

GERMANY - 0.47%
Munchener
  Ruckversicherungs-Gesellschaft AG                     8,102       $  2,055,077

                                                                    ------------

TOTAL PREFERRED STOCK
(Cost: $2,199,650)                                                  $  2,636,890
                                                                    ------------


                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
U.S. TREASURY OBLIGATIONS - 0.13%
U.S. TREASURY BOND - 0.13%
United States Treasury Principal Strip,
  zero coupon due 11/15/2027                          $3,400,000      $570,418
                                                                      --------


TOTAL  U.S. TREASURY OBLIGATIONS
 (Cost: $665,946)                                                     $570,418
                                                                      --------


PRINCIPAL
AMOUNT                                                                  VALUE
------                                                                  -----
SHORT TERM INVESTMENTS - 7.19%
$31,253,763    Navigator Securities Lending
               Trust, 5.86%                                         $ 31,253,763

       100,000 United States Treasury Bills,
                  zero coupon due 03/02/2000 ****                         99,154
                                                                    ------------
                                                                    $ 31,352,917
                                                                    ============

REPURCHASE AGREEMENTS - 5.30%
$23,118,000    Repurchase Agreement with State
               Street Bank & Trust  Company
               dated 12/31/1999 at 2.50%, to be
               repurchased at $23,122,816  on
               01/03/2000, collateralized by
               $22,870,000 U.S. Treasury Bonds,
               6.75% due 08/15/2026 (valued at
               $23,584,688, including interest)                     $ 23,118,000
                                                                    ------------

TOTAL INVESTMENTS   (OVERSEAS TRUST)
(Cost: $348,145,759)                                                $436,108,638
                                                                    ============


The Trust had the following five top industry concentrations at December 31, 1999 (as a percentage of total value of investments):

Banking                              9.24%
Telephone                            8.11%
Electrical Equipment                 7.81%
Telecommunications Services          7.01%
Financial Services                   5.49%



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

INTERNATIONAL STOCK TRUST

                                                        SHARES           VALUE
                                                        ------           -----
COMMON STOCKS - 85.88%
ARGENTINA - 0.19%
Banco De Galicia Buenos
  Aires SA, ADR                                           6,675      $   132,248
Banco Frances Del Rio De La
  Plata, ADR                                              5,790          137,151
Telefonica de Argentina SA,
  Class B, ADR                                            6,700          206,863
                                                                      ----------
                                                                         476,262

AUSTRALIA - 1.96%
Brambles Industries, Ltd.                                10,000          276,538
Broken Hill Proprietary
  Company                                                43,675          573,481
Colonial, Ltd.                                          102,190          456,868
Commonwealth Bank of
  Australia                                              30,116          518,597
Lend Lease Corporation                                   22,904          320,878
News Corporation                                         67,425          654,672
Publishing & Broadcasting, Ltd.                          62,000          473,376
TABCORP Holdings, Ltd.                                   39,000          264,075
Telstra Corporation, Ltd. *                             115,060          625,446
Telstra Corporation - Ins. Recp                          25,000           88,135
Westpac Banking
  Corporation, Ltd.                                      78,242          539,701
                                                                      ----------
                                                                       4,791,767

BELGIUM - 0.87%
Dexia Credit Company B                                    1,418          227,262
Fortis B                                                 21,468          774,635
KBC Bankverzekerin Holding NPV                           18,850        1,015,887
UCB SA                                                    2,620          113,620
                                                                      ----------
                                                                       2,131,404

BRAZIL - 1.72%
Companhia Brasileira de
  Destribuicao Grupo Pao de
  Acucar, ADR                                            13,946          450,630
Companhia Energeticade Minas
  Gerais, ADR                                             9,027          203,842
Grupo Televisa SA, ADR *                                  7,800          532,350
Telecomunicacoes Brasileiras,
  ADR, Pfd. Block                                        21,208        2,725,228
Telesp Participacoes                                  8,597,256          202,261
Unibanco Uniao De Barncos
  Bras, GDR                                               2,674           80,554
                                                                      ----------
                                                                       4,194,865

CANADA - 0.70%
Alcan Aluminum, Ltd.                                      8,020          330,023
Celestica, Incorporated *                                16,748          929,514
Nortel Networks Corporation                               3,350      $   338,481
Royal Bank Canada                                         2,710          119,214
                                                                     -----------
                                                                       1,717,232

CHINA - 0.09%
Huaneng Power International,
  Incorporated, ADR                                      20,000          211,250
                                                                     -----------

DENMARK - 0.30%
Den Danske Bank                                           2,285          250,491
Tele Danmark AS                                           4,950          367,788
Unidanmark AS                                             1,685          118,583
                                                                     -----------
                                                                         736,862

FINLAND - 1.88%
Nokia AB Oyj                                             25,286        4,584,932
                                                                     -----------

FRANCE - 9.10%
Alcatel Alsthom Cie Generale
  D'Electric                                              6,285        1,443,512
Aventis SA                                                6,060          352,232
AXA-UAP                                                  10,131        1,412,436
Banque Nationale de Paris                                11,330        1,045,456
Cap Gemini SA                                             3,600          913,868
Carrefour                                                11,452        2,112,272
Cemex SA, ADR *                                          13,600          379,100
Compagnie de Staint-Gobain                                3,605          678,000
Groupe Danone                                               640          150,861
Hermes International                                      3,280          494,955
L'Oreal SA                                                  285          228,671
Lafarge                                                   2,393          278,664
Legrand SA                                                3,650          868,834
Pinault-Printemps-Redoute                                 2,725          719,197
Sanofi Synthelabo *                                      28,838        1,200,925
Schneider Electric SA                                    13,172        1,034,304
Societe Generale                                          3,079          716,476
Sodexho Alliance SA                                       5,960        1,054,868
Television Francaise                                      4,060        2,126,716
Total Fina SA, B Shares                                  19,413        2,591,127
Vivendi                                                  26,886        2,428,045
                                                                     -----------
                                                                      22,230,519

GERMANY - 5.67%
Allianz AG Holding                                        2,770          930,584
Aventis SA                                                3,965          230,063
Bayer AG                                                 15,201          719,698
Bayerische Hypo-Und
  Vereinsbank AG                                         17,613        1,202,938
Deutsche Bank AG                                         14,206        1,199,928
Deutsche Telekom AG                                      16,615        1,183,314
Dresdner Bank AG                                         16,977          923,496
Gehe AG                                                  14,870          576,703
Mannesmann AG                                            18,430        4,446,426



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
GERMANY - CONTINUED
Rhoen-Klinikum AG                                        8,130       $   298,926
SAP AG                                                   1,930           950,706
Siemens AG                                               4,500           572,527
VEBA AG                                                 12,770           620,681
                                                                     -----------
                                                                      13,855,990

HONG KONG - 2.57%
Cable & Wireless HKT, Ltd.                             120,600           348,295
Cheung Kong Holdings, Ltd.                              52,000           658,905
China Telecom, Ltd.                                    293,000         1,828,070
CLP Holdings, Ltd.                                      76,000           350,010
Dao Heng Bank Group, Ltd.                               38,000           196,025
Henderson Land
  Development                                           76,000           488,840
Hutchison Whampoa, Ltd.                                108,000         1,569,949
Pacific Century *                                      235,000           545,668
Sun Hung Kai Properties, Ltd.                           28,000           291,760
                                                                     -----------
                                                                       6,277,522

INDIA - 0.19%
Icici, Ltd., ADR *                                      23,549           326,742
Mahanagar Telephone
  Nigam, Ltd., GDR                                      13,000           143,000
                                                                     -----------
                                                                         469,742

ITALY - 4.65%
Assicurazioni Generali                                  21,860           722,278
Banca Popolare di Brescia SPA                           18,000         1,592,922
ENI SPA, ADR                                           164,873           906,823
Italgas SPA                                             30,000           113,629
Mediolanum SPA                                          47,370           620,336
San Paolo IMI SPA                                       49,015           666,072
Seat Pagine Gialle SPA *                               103,000           338,248
Tecnost SPA                                            104,400           394,377
Telecom Italia Mobile                                  322,162         3,599,035
Telecom Italia SPA                                     125,177         1,765,358
Uncredito Italiano SPA                                 133,538           656,455
                                                                     -----------
                                                                      11,375,533

JAPAN - 20.14%
Bridgestone Corporation                                 12,000           264,266
Canon, Incorporated                                     58,000         2,304,786
Citizen Watch Company                                   19,000           120,877
Daiichi Pharmaceutical
  Company                                               11,000           143,085
Daiwa House Industry
  Company, Ltd.                                         33,000           245,473
DDI Corporation                                             68           931,780
Denso Corporation                                       47,000         1,122,443
East Japan Railway                                          89           479,975
Fanuc, Ltd.                                              7,200           916,825
Fuji Television Network,
  Incorporated                                              26           356,269
Fujitsu, Ltd.                                           39,000       $ 1,778,800
Hitachi, Ltd.                                           42,000           674,171
Honda Motor Company                                      4,000           148,772
Ito-Yokado Company, Ltd.                                 7,000           760,497
Kao Corporation                                         24,000           684,741
Kokuyo Company                                          19,000           252,912
Komori Corporation                                      17,000           324,293
Kuraray Company                                         45,000           455,858
Kyocera Corporation                                     17,000         4,409,318
Makita Corporation                                      25,000           225,115
Marui Company, Ltd.                                     36,000           537,692
Matsushita Electric
  Industrial Company, Ltd.                              70,000         1,938,925
Mitsubishi Corporation                                  39,000           301,175
Mitsubishi Heavy Industries, Ltd.                      192,000           640,814
Mitsui Fudosan Company                                  83,000           562,161
Murata Manufacturing
  Company, Ltd.                                         17,000         3,993,345
NEC Corporation                                         93,000         2,216,453
Nippon Telegraph &
  Telephone Corporation                                    229         3,922,384
Nomura Securities Company, Ltd.                         71,000         1,282,128
NTT Mobile Communication
  Network, Incorporated                                     70         2,692,571
Sankyo Company                                          39,000           801,605
Sekisui Chemical Company, Ltd.                          52,000           230,557
Sekisui House                                           39,000           345,454
Seven Eleven Japan
  Company, Ltd.                                          4,000           634,237
Shin-Etsu Chemical
  Company, Ltd.                                         18,000           775,179
Shiseido Company                                        19,000           277,087
Softbank Corporation                                       300           287,169
Sony Corporation                                        14,700         4,359,499
Sumitomo Bank, Ltd.                                     50,000           684,643
Sumitomo Corporation                                    68,000           659,567
Sumitomo Electric Industries, Ltd.                      72,000           832,260
TDK Corporation                                         13,000         1,795,341
Tokio Marine & Fire
  Insurance Company                                     17,000           198,835
Tokyo Electron, Ltd.                                     2,200           301,458
Toppan Printing Company                                 31,000           309,484
Toshiba Corporation                                    146,000         1,114,613
Uny Company, Ltd.                                       21,000           205,334
Yamanouchi Pharmaceutical
  Company, Ltd.                                         21,000           733,777
                                                                     -----------
                                                                      49,234,003



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
KOREA - 1.14%
Korea Telecom Corporation, ADR                          13,000       $   971,750
Pohang Iron & Steel, Ltd., ADR                           5,840           204,400
Samsung Electronics
 Company                                                 5,496         1,287,482
SK Telecom Company, Ltd.                                    90           322,589
                                                                     -----------
                                                                       2,786,221

LUXEMBOURG - 0.05%
Societe Europeenne des
  Satellites                                               884           129,122
                                                                     -----------

MEXICO - 1.16%
Cemex SA *                                              20,000           111,873
Fomento Econ Mexico                                    103,000           459,831
Grupo Modelo SA, Series C                               89,000           244,222
Kimberly-Clark de Mexico,
  SA de CV                                              58,000           226,491
Telefonos De Mexico SA, ADR                             16,000         1,800,000
                                                                     -----------
                                                                       2,842,417

NETHERLANDS - 7.95%
ABN AMRO Holdings                                       33,460           835,907
Akzo Nobel NV, ADS                                       3,420           171,568
ASM Lithography Holdings NV                             20,540         2,282,213
CSM NV                                                  22,700           484,777
Elsevier NV                                             45,962           549,116
Equant NV *                                              6,874           780,393
Fortis Amev NV                                          32,930         1,185,900
Gucci Group NV *                                         5,814           665,703
International Nederlanded
  Groep NV                                              43,099         2,602,341
KPN NV                                                   4,290           418,756
Philips Electronics NV                                  15,219         2,069,665
Royal Dutch Petroleum
  Company                                               19,758         1,211,111
STMicroelectronics NV                                   13,110         2,017,931
TNT Post Group NV                                        4,290           122,947
United Pan-Europe
  Communications NV *                                    2,586           330,836
Ver Ned Uitgevers NV                                    11,270           592,391
Wolters Kluwer                                          92,076         3,116,491
                                                                     -----------
                                                                      19,438,046

NEW ZEALAND - 0.19%
Telecom Corporation of New
  Zealand, Ltd.                                         98,000           460,845
                                                                     -----------

NORWAY - 0.44%
Norsk Hydro AS                                           5,283           221,678
Orkla SA                                                49,590           854,627
                                                                     -----------
                                                                       1,076,305

PORTUGAL - 0.41%
Jeronimo Martins SGPS, SA                                38,690       $  989,949
                                                                      ----------

SINGAPORE - 0.61%
Singapore Press Holdings, Ltd.                           14,710          318,842
Singapore Telecommunications,
  Ltd                                                   100,000          206,545
United Overseas Bank                                    109,824          969,326
                                                                      ----------
                                                                       1,494,713

SPAIN - 2.60%
Argentaria SA                                            14,750          346,647
Banco Bilbao Vizcaya SA                                  16,370          233,173
Banco Popular Espanol SA                                  3,180          207,418
Banco Santander Central,
  Hispano, SA                                            97,512        1,104,090
Endesa SA                                                24,574          487,913
Gas Natural SDG SA                                       12,408          285,857
Iberdrola SA                                             42,326          586,686
Repsol-YPF, SA                                           24,049          557,677
Telefonica SA                                           103,393        2,533,327
                                                                      ----------
                                                                       6,342,788

SWEDEN - 2.85%
 ABB, Ltd. *                                              4,052          493,821
Atlas Copco AB, Series B                                 10,200          290,093
Electrolux AB                                            47,970        1,206,438
Esselte AB                                                3,430           26,000
Hennes & Mauritz AB                                      66,060        2,212,610
L.M. Ericsson Telefonaktiebolaget,
  Series B                                               14,670          943,059
Nordbanken Holding AB                                   121,521          714,073
Sandvik AB, B Shares                                     12,870          409,892
Securitas AB                                             36,336          657,627
                                                                      ----------
                                                                       6,953,613

SWITZERLAND - 4.06%
 ABB AG *                                                 6,970          852,482
Adecco SA                                                 3,490        2,717,829
Credit Suisse Group                                       3,726          740,614
Nestle SA                                                 1,298        2,377,860
Roche Holdings AG                                           143        1,697,356
Swisscom AG                                                 742          300,099
UBS AG                                                    4,568        1,233,587
                                                                      ----------
                                                                       9,919,827

TAIWAN - 0.12%
Hon Hai Precision Industry,
  Ltd., GDR *                                            19,660          293,488
                                                                      ----------

UNITED KINGDOM - 14.28%
Abbey National                                           43,000          689,370
Astra Zeneca Group PLC                                   36,576        1,519,569
BG Group PLC                                             42,456          274,145



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
UNITED KINGDOM - CONTINUED
BP Amoco PLC                                           86,000       $    868,113
Cable & Wireless ADS                                  147,800          2,535,433
Cadbury Schweppes                                     158,000            951,961
Caradon                                               111,300            278,663
CBT Group Public PLC, ADR *                            13,585            455,097
Centrica PLC                                           48,600            141,110
Compass Group PLC                                     142,000          1,949,667
David S. Smith Holdings                                54,000            172,708
Diageo PLC                                            137,540          1,097,512
Electrocomponents PLC                                  34,000            376,203
GKN PLC                                                14,000            229,308
Glaxo Wellcome PLC                                     83,000          2,351,586
Hays PLC                                                8,800            140,441
Hilton Group PLC                                       66,000            214,286
HSBC Holdings-HKD                                      52,800            740,361
John Laing PLC                                         20,000             89,811
Kingfisher                                            185,000          2,052,966
Marconi PLC *                                          61,800          1,090,095
National Westminster                                  176,000          3,781,094
Rank Group PLC                                         20,540             66,356
Reed International PLC                                233,300          1,752,350
Rio Tinto, Ltd.                                        53,150          1,275,779
Safeway                                                52,000            180,381
SmithKline Beecham PLC                                181,000          2,295,099
Tesco                                                 206,200            626,181
The Shell Transport and
  Trading Company PLC                                 369,500          3,070,811
Tomkins                                               208,096            678,998
Unilever PLC                                          173,071          1,272,005
United News &  Media PLC                               49,300            621,546
Vodafone Airtouch Group PLC                           212,000          1,056,747
                                                                    ------------
                                                                      34,895,752

TOTAL COMMON STOCKS
(Cost: $152,970,792)                                                $209,910,969
                                                                    ------------



PREFERRED STOCK - 0.72%
AUSTRALIA - 0.16%
News Corporation                                       45,626            390,893
                                                                    ------------

BRAZIL - 0.49%
Banco Itau SA                                       2,600,000            223,083
CIA Energetica Minas Gerais *                       5,070,000            113,665
Petrol Brasileiros                                  2,738,000            697,193
Telesp Celular SA                                   2,085,000            165,046
                                                                    ------------
                                                                       1,198,987

GERMANY - 0.07%
Fielmann AG                                               550             16,455
Fresenius AG                                              840            154,003
                                                                    ------------
                                                                         170,458
TOTAL PREFERRED STOCK
(Cost: $1,410,937)                                                  $  1,760,338
                                                                    ------------


PRINCIPAL
AMOUNT                                                                  VALUE
------                                                                  -----
SHORT TERM INVESTMENTS - 6.62%
$16,168,417    Navigator Securities Lending
               Trust, 5.86%                                         $ 16,168,417
                                                                    ------------

REPURCHASE AGREEMENTS - 6.78%
$16,569,000    Repurchase Agreement with State
               Street Bank & Trust  Company
               dated 12/31/1999 at 2.50%, to be
               repurchased at $16,572,452 on
               01/03/2000, collateralized by
               $12,215,000 U.S. Treasury Bonds,
               12.00% due 08/15/2013 (valued at
               $16,902,506, including interest)                     $ 16,569,000
                                                                    ------------

TOTAL INVESTMENTS   (INTERNATIONAL STOCK
TRUST)  (Cost: $187,119,146)                                        $244,408,724
                                                                    ============


The Trust had the following five top industry concentrations at December 31, 1999 (as a percentage of total value of investments):

Banking                                       9.89%
Telecommunications Services                   8.61%
Electronics                                   7.35%
Telephone                                     5.77%
Drugs & Health Care                           5.30%


INTERNATIONAL VALUE TRUST


                                                       SHARES           VALUE
                                                       ------           -----
COMMON STOCKS - 92.29%
ARGENTINA - 2.13%
Irsa Inversiones                                       257,859        $  835,584
Nortel Inversora SA, ADR,
  Series B                                              32,500           629,688
Telefonica de Argentina SA,
  Class B, ADR                                          22,300           688,512
                                                                      ----------
                                                                       2,153,784

AUSTRALIA - 4.85%
Australia & New Zealand Bank
  Group                                                162,900         1,185,045
Broken Hill Proprietary
  Company                                              103,000         1,352,458
Leighton Holdings                                      190,000           735,937
Lend Lease Corporation                                  67,700           948,457
News Corporation                                        79,100           677,675
                                                                      ----------
                                                                       4,899,572



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
                                                        ------           -----
AUSTRIA - 1.55%
Bank Austria AG                                          15,460       $  872,123
Wienerberger
  Baustoffindustrie AG                                   31,700          689,433
                                                                      ----------
                                                                       1,561,556

BERMUDA - 2.21%
ACE, Ltd.                                                37,708          629,252
Mutual Risk Mangement, Ltd.                              35,000          588,438
XL Capital, Ltd., Shares A *                             19,600        1,016,750
                                                                      ----------
                                                                       2,234,440

BRAZIL - 4.03%
Companhia Vale Do Rio
  Doce, ADR                                              21,300          543,150
Embratel Participacoes SA, ADR                           78,800        2,147,300
Telemig Celular
  Participacoes                                           1,400           64,662
Telesp Participacoes SA, ADR                             54,000        1,319,625
                                                                      ----------
                                                                       4,074,737

CANADA - 4.73%
Barrick Gold Corporation - CAD                           35,900          640,405
Kinross Gold Corporation                                166,100          308,381
Laidlaw, Incorporated                                   141,300          739,047
Laurentian Bank of Canada *                              32,100          394,718
Newbridge Networks
  Corporation                                            47,000        1,060,438
Renaissance Energy, Ltd. *                               72,200          725,251
Transcanada Pipelines, Ltd.                             105,000          909,248
                                                                      ----------
                                                                       4,777,488

CHINA - 0.15%
Beijing Datang Power
  Generation Company, Ltd.                              906,000          150,349
                                                                      ----------

DENMARK - 2.10%
Danske Traelast                                          12,500        1,099,623
Unidanmark AS                                            14,600        1,027,487
                                                                      ----------
                                                                       2,127,110

FINLAND - 2.77%
Konecranes International                                 22,600          869,210
Merita Oyj                                              166,000          976,565
Merita PLC                                               40,000          235,720
UPM-Kymmene Oyj                                          17,800          717,233
                                                                      ----------
                                                                       2,798,728
FRANCE - 6.13%
Alcatel Alsthom Cie Generale
  D'Electric                                              9,400        2,158,952
Aventis SA                                               22,300        1,296,167
AXA-UAP                                                   7,700        1,073,512
Elf Aquitaine SA                                          2,600          400,724
Michelin (CGDE)-B Shares                                 12,000          471,440
Sylea                                                     8,100          395,737
Total Fina SA, B Shares                                   3,000          400,421
                                                                      ----------
                                                                       6,196,953

GERMANY - 4.95%
Adidas-Salomon AG                                        16,500        1,238,284
Aventis SA                                                8,927          517,974
BASF AG                                                  29,300        1,505,283
Celanese AG *                                             1,190           21,697
Merck & Company,
  Incorporated                                            3,100           96,182
Prosieben Media AG                                       13,500          784,675
VEBA AG                                                  17,300          840,860
                                                                      ----------
                                                                       5,004,955

HONG KONG - 6.21%
Cheung Kong Holdings, Ltd.                              128,000        1,621,920
CLP Holdings, Ltd.                                      205,500          946,408
First Tractor Company                                 2,416,000          341,879
Guangdong Kelon Electrical
  Holdings Company, Ltd.                                450,000          341,545
Hong Kong Aircraft                                      311,600          517,095
Moulin International                                  6,600,000          636,779
  Holding
New Asia Realty, Class A                                347,000          430,765
Smartone Telecommunications
  Holdings, Ltd.                                        180,000          868,335
Techtronic Industries                                 3,500,000          567,312
                                                                      ----------
                                                                       6,272,038

INDONESIA - 0.29%
Perusahaan Perseroan Indo
  Sat, ADR                                               13,400          289,775
                                                                      ----------

ITALY - 2.44%
Banca Naz Del Lavoro *                                  333,600        1,112,332
Telecom Italia SPA RISP                                 222,200        1,354,190
                                                                      ----------
                                                                       2,466,522

JAPAN - 7.07%
Best Denki Company                                       54,000          507,390
Kurita Water Industries                                  51,000          810,649
Maezawa Kyuso Industry                                   35,000          235,000
Nippon Telegraph & Telephone
  Corporation, ADR                                       14,900        1,283,263
Nomura Securities Company, Ltd.                          75,000        1,354,360
Ono Pharmaceutical                                       24,000          643,633
Sony Corporation                                          7,800        2,313,204
                                                                      ----------
                                                                       7,147,499

KOREA - 0.98%
Korea Telecom Corporation, ADR                           13,200          986,700
                                                                      ----------



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
MEXICO - 3.13%
Corporacion  GEO, SA *                                 243,800        $  918,592
Desc SA de CV                                          567,500           473,166
Gener SA, ADR                                           15,800           244,900
Telefonos De Mexico SA, ADR                             13,600         1,530,000
                                                                      ----------
                                                                       3,166,658

NETHERLANDS - 8.19%
Akzo Nobel NV, ADS                                      17,700           887,939
Arcadis NV                                             110,000           869,846
Internatio Muller                                       43,500           911,450
International Nederlanded
  Groep NV                                              13,300           803,061
Koninklijke Ahrend NV                                   59,000           829,099
N.V. Twentsche Kabel
 Holding                                                30,000         1,054,695
Philips Electronics NV                                   7,760         1,055,300
Stork NV                                                37,000           540,443
Wolters Kluwer                                          39,000         1,320,031
                                                                      ----------
                                                                       8,271,864

NEW ZEALAND - 3.01%
Fletcher Challenge, Ltd.
  Energy                                               343,200           896,610
Kiwi Income Property Trust                           1,040,400           510,992
Telecom Corporation of New
  Zealand, Ltd.                                        232,500         1,093,331
Tranz Rail Holdings, Ltd., ADR                         100,000           537,500
                                                                      ----------
                                                                       3,038,433

NORWAY - 0.75%
Norsk Hydro AS                                          18,000           755,292
                                                                      ----------

PERU - 0.36%
Telefonica del Peru SA,
  Class B, ADR *                                        27,000           361,125
                                                                      ----------

PHILIPPINES - 0.65%
Philippine Long Distance
  Telephone Company, ADR                                25,500           659,812
                                                                      ----------

PORTUGAL - 0.87%
Portugal Telecom                                        80,000           877,603
                                                                      ----------

SINGAPORE - 0.35%
Asia Pulp & Paper, Ltd., ADR                            44,500           350,438
                                                                      ----------

SOUTH AFRICA - 0.56%
Anglogold, Ltd., ADR                                    22,100           567,694
                                                                      ----------

SPAIN - 3.04%
Iberdrola SA                                            74,700       $ 1,035,426
Repsol-YPF, SA                                          40,000           927,568
Teva Pharmaceutical
  Industries, Ltd., ADR                                 15,514         1,112,160
                                                                     -----------
                                                                       3,075,154

SWEDEN - 3.90%
ABB, Ltd. *                                              6,013           732,810
Autoliv, Incorporated *                                 21,500           628,875
ForeningsSparbanken AB,
  Series A                                              71,150         1,045,217
Svedala Industries                                      41,400           759,008
Volvo AB, Series B                                      30,100           778,235
                                                                     -----------
                                                                       3,944,145

SWITZERLAND - 0.97%
ABB AG *                                                 8,000           978,459
                                                                     -----------

THAILAND - 0.21%
Bangkok Bank *                                          84,100           212,120
                                                                     -----------

UNITED KINGDOM - 13.70%
Allied Zurich PLC                                       87,200         1,028,235
British Aerospace PLC                                   22,254           146,304
British Airways                                        162,700         1,061,750
Heywood Williams Group PLC                             204,200           874,087
Hunting PLC                                            345,000           640,870
Imperial Chemical Industries PLC                        74,600           788,079
J. Sainsbury                                           107,100           605,063
Marconi PLC *                                           51,900           915,468
Marks & Spencer PLC                                    101,200           483,866
National Power                                         129,800           748,508
Peninsular & Oriental Steam
  Navigation Company                                    77,400         1,283,999
Powergen                                                69,900           502,447
Rolls Royce                                            116,500           404,592
Safeway                                                150,000           520,329
Somerfield PLC                                         243,000           354,247
Stagecoach Holdings                                    400,000         1,027,331
Storehouse                                             280,800           210,913
The Shell Transport and
  Trading Company PLC                                  106,800           887,585
Williams PLC                                           299,400         1,363,811
                                                                     -----------
                                                                      13,847,484

TOTAL COMMON STOCKS
(Cost: $88,734,585)                                                  $93,248,487
                                                                     -----------



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
PREFERRED STOCK - 1.61%
GERMANY - 1.61%
Munchener
  Ruckversicherungs-
  Gesellschaft AG                                       1,400         $  355,111
Volkswagen AG                                          39,700          1,271,739
                                                                      ----------
                                                                       1,626,850

TOTAL PREFERRED STOCK
(Cost: $1,807,946)                                                    $1,626,850
                                                                      ----------


PRINCIPAL
AMOUNT                                                                  VALUE
------                                                                  -----
REPURCHASE AGREEMENTS - 6.10%
$6,163,000     Repurchase Agreement with State
               Street Bank & Trust  Company
               dated 12/31/1999 at 2.50%, to be
               repurchased at $6,164,284  on
               01/03/2000, collateralized by
               $5,810,000 U.S. Treasury Bonds,
               8.75% due 11/15/2008 (valued at
               $6,289,325, including interest)                      $  6,163,000
                                                                    ------------

TOTAL INVESTMENTS   (INTERNATIONAL VALUE
TRUST)  (Cost: $96,705,531)                                         $101,038,337
                                                                    ============


The Trust had the following five top industry concentrations at December 31, 1999 ( as a percentage of total value of investments):

Telephone                                     9.21%
Banking                                       6.98%
Electrical Equipment                          5.43%
Telecommunications Services                   5.40%
Chemicals                                     4.45%


MID CAP BLEND TRUST


                                                       SHARES           VALUE
                                                       ------           -----
COMMON STOCKS - 80.98%
AEROSPACE - 0.48%
GenCorp, Incorporated                                    411,100     $ 4,059,613
General Dynamics
  Corporation                                            100,000       5,275,000
                                                                     -----------
                                                                       9,334,613

AIR TRAVEL - 0.72%
Atlas Air, Incorporated *                                 78,300       2,148,356
Skywest, Incorporated                                    424,400      11,883,200
                                                                     -----------
                                                                      14,031,556

ALUMINUM - 0.09%
Alcoa, Incorporated                                       20,600     $ 1,709,800
                                                                     -----------

APPAREL & TEXTILES - 0.42%
Albany International
  Corporation, Class A *                                 259,973       4,029,581
Liz Claiborne, Incorporated                               55,500       2,088,188
Polo Ralph Lauren
  Corporation *                                          119,600       2,040,675
                                                                     -----------
                                                                       8,158,444

AUTO PARTS - 0.11%
Eaton Corporation                                         28,300       2,055,288
                                                                     -----------

AUTO SERVICES - 0.42%
AutoNation, Incorporated *                               897,100       8,298,175
                                                                     -----------

BANKING - 0.20%
AmSouth Bancorporation                                    60,000       1,158,750
Comerica, Incorporated                                    30,000       1,400,625
Hudson United Bancorp                                     40,000       1,022,500
U.S. Bancorp                                              10,000         238,125
                                                                     -----------
                                                                       3,820,000

BROADCASTING - 1.55%
American Telephone & Telegraph
  Corporation-Liberty Media
  Group, Class A *                                        64,272       3,647,436
Cablevision Systems
  Corporation, Class A *                                 128,000       9,664,000
EchoStar Communications
  Corporation *                                          173,500      16,916,250
                                                                     -----------
                                                                      30,227,686

BUILDING MATERIALS & CONSTRUCTION - 1.44%
Fluor Corporation                                        323,000      14,817,625
Harsco Corporation                                       420,700      13,357,225
                                                                     -----------
                                                                      28,174,850

BUSINESS SERVICES - 7.94%
At Home Corporation, Series A*                           397,644      17,048,986
Banta Corporation                                        215,400       4,859,962
Central Parking Corporation                               51,700         988,763
CMG Information Services,
  Incorporated *                                          90,800      25,140,250
Deluxe Corporation                                       857,400      23,524,912
Gartner Group, Incorporated,
  Class A *                                               20,800         317,200
Gartner Group, Incorporated,
  Class B *                                               95,600       1,320,475
GTECH Holdings Corporation *                              98,700       2,171,400
H & R Block, Incorporated                                110,100       4,816,875
Healtheon/ WebMD
  Corporation *                                          296,800      11,130,000



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
BUSINESS SERVICES - CONTINUED
Interpublic Group
  Companies, Incorporated                               192,300     $ 11,093,306
Iron Mountain,
  Incorporated *                                         11,500          452,094
Legato Systems,
  Incorporated *                                         67,000        4,610,438
Lycos, Incorporated *                                   252,000       20,049,750
NCR Corporation *                                        75,800        2,870,925
Ogden Corporation *                                     354,800        4,235,425
R.R. Donnelley & Sons
  Company                                               672,800       16,693,850
Stone & Webster,
  Incorporated *                                          7,300          122,731
TETRA Technologies,
  Incorporated *                                        235,300        3,617,738
                                                                    ------------
                                                                     155,065,080

CHEMICALS - 4.47%
Arch Chemicals, Incorporated                            118,450        2,480,047
Cabot Corporation                                       537,200       10,945,450
CK Witco Corporation                                    420,403        5,622,890
Engelhard Corporation                                   236,100        4,456,387
Ferro Corporation                                       627,950       13,814,900
Geon Company                                            217,800        7,078,500
Georgia Gulf Corporation                                 22,700          690,931
Great Lakes Chemical
  Corporation                                            50,700        1,936,106
Hercules, Incorporated                                  562,900       15,690,837
IMC Global, Incorporated                                 27,700          453,588
M.A. Hanna Company                                      132,000        1,443,750
Millennium Chemicals,
  Incorporated                                           21,800          430,550
Olin Corporation                                        148,600        2,944,138
Omnova Solutions,
  Incorporated                                          436,300        3,381,325
Solutia, Incorporated                                   106,700        1,647,181
Sterling Commerce,
  Incorporated *                                        215,500        7,340,469
W. R. Grace & Company *                                 495,400        6,873,675
                                                                    ------------
                                                                      87,230,724

COMPUTERS & BUSINESS EQUIPMENT - 2.83%
Celestica, Incorporated *                               212,200       11,778,620
Citrix Systems, Incorporated *                           96,900       11,918,700
Computer Associates
  International, Incorporated                             2,900          202,819
DST Systems, Incorporated *                              24,800        1,892,550
Exodus Communications,
  Incorporated *                                         37,100        3,294,944
Gateway, Incorporated *                                  77,100        5,556,018
Quantum Corporation *                                   769,000      $11,631,125
Redback Networks,
  Incorporated *                                         18,100        3,212,750
Saleslogix Corporation *                                 26,900        1,104,581
Unisys Corporation *                                    148,100        4,729,944
                                                                     -----------
                                                                      55,322,051

CONSTRUCTION MATERIALS - 0.00%
Huttig Building Products,
  Incorporated *                                         13,255           65,447
                                                                     -----------

CONTAINERS & GLASS - 0.38%
Bemis, Incorporated                                     212,900        7,424,888
                                                                     -----------

CRUDE PETROLEUM & NATURAL GAS - 1.20%
Cabot Oil & Gas Corporation,
  Class A                                                44,700          717,994
Occidental Petroleum
  Corporation                                           496,900       10,745,462
Pioneer Natural Resources
  Company *                                             157,000        1,403,188
Santa Fe Snyder Corporation *                         1,156,765        9,254,120
Sunoco, Incorporated                                     53,400        1,254,900
                                                                     -----------
                                                                      23,375,664

DOMESTIC OIL - 1.01%
Amerada Hess Corporation                                242,300       13,750,525
Forest Oil Corporation *                                110,000        1,450,625
USX-Marathon Group                                      180,000        4,443,750
                                                                     -----------
                                                                      19,644,900

DRUGS & HEALTH CARE - 6.58%
Biogen, Incorporated *                                  124,100       10,486,450
Biomet, Incorporated                                    138,200        5,528,000
Cytyc Corporation *                                     194,300       11,864,444
Dentsply International,
  Incorporated                                          349,900        8,266,387
Forest Labs, Incorporated *                             111,400        6,844,138
Gilead Sciences,
  Incorporated *                                        106,200        5,748,075
HEALTHSOUTH Corporation *                                86,800          466,550
Human Genome Sciences,
  Incorporated *                                        117,400       17,918,175
IDEC Pharmaceuticals
  Corporation *                                           1,800          176,850
Immunex Corporation *                                   169,700       18,582,150
IMS Health, Incorporated                                366,500        9,964,219
Medimmune, Incorporated *                                74,900       12,424,037
Millennium Pharmaceuticals *                             32,500        3,965,000
PE Corp-PE Biosystems Group
                                                         56,700        6,821,719



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
DRUGS & HEALTH CARE - CONTINUED
Quest Diagnostics,
  Incorporated *                                       310,500      $  9,489,656
                                                                    ------------
                                                                     128,545,850

ELECTRICAL EQUIPMENT - 0.98%
American Power Conversion
  Corporation *                                         75,000         1,978,125
AMETEK, Incorporated                                   432,970         8,253,491
Emulex Corporation *                                    36,700         4,128,750
Millipore Corporation                                   40,500         1,564,312
Sensormatic Electrics
  Corporation *                                        181,900         3,171,881
                                                                    ------------
                                                                      19,096,559

ELECTRIC UTILITIES - 0.57%
Calpine Corporation *                                  128,200         8,204,800
CMS Energy Corporation                                  70,000         2,183,125
PG&E Corporation                                        39,600           811,800
                                                                    ------------
                                                                      11,199,725

ELECTRONICS - 7.79%
Adaptec, Incorporated *                                290,400        14,483,700
Altera Corporation *                                   332,700        16,489,444
Analog Devices, Incorporated *                         101,900         9,476,700
Electronics For Imaging,
  Incorporated *                                       755,100        43,890,187
Flextronics International *                             61,900         2,847,400
General Instrument
  Corporation *                                         67,300         5,720,500
Jabil Circuit, Incorporated *                          279,300        20,388,900
JDS Uniphase Corporation *                             133,400        21,519,087
Lexmark International Group,
  Incorporated, Class A *                               29,000         2,624,500
Linear Technology
  Corporation                                           59,500         4,257,969
PerkinElmer, Incorporated                               82,600         3,443,388
Vitesse Semiconductor
  Corporation *                                        132,300         6,937,481
                                                                    ------------
                                                                     152,079,256

FINANCIAL SERVICES - 2.93%
Charles Schwab Corporation                             637,700        24,471,737
Compass Bancshares,
  Incorporated                                          30,000           669,375
Knight Trimark Group,
   Class A *                                           259,300        11,927,800
Morgan Stanley Dean Witter &
  Company                                              139,500        19,913,625
Regions Financial
  Corporation                                           10,000           251,250
                                                                    ------------
                                                                      57,233,787

FOOD & BEVERAGES - 1.11%
Dean Foods Company                                      90,000       $ 3,577,500
Dole Food, Incorporated                                214,400         3,484,000
Earthgrains Company                                    122,200         1,970,475
Fleming Companies,
  Incorporated                                         124,000         1,271,000
Interstate Bakeries
  Corporation                                          201,200         3,646,750
Keebler Foods Company *                                 51,200         1,440,000
Nabisco Group Holding
  Corporation                                          100,000         1,062,500
Nabisco Holdings
  Corporation, Class A                                 166,100         5,252,912
                                                                     -----------
                                                                      21,705,137

GAS & PIPELINE UTILITIES - 0.17%
Ocean Energy, Incorporated *                           430,700         3,337,925
                                                                     -----------

GOLD - 0.18%
Newmont Mining Corporation                             140,000         3,430,000
                                                                     -----------

HOTELS & RESTAURANTS - 0.13%
Starwood Hotels & Resorts,
  Class B                                              111,700         2,624,950
                                                                     -----------


HOUSEHOLD PRODUCTS - 1.21%
Black & Decker Corporation                              73,600         3,845,600
Martha Stewart Living,
  Incorporated, Class A *                              189,900         4,557,600
Snap-On, Incorporated                                  536,100        14,240,156
Tupperware Corporation                                  59,000           999,313
                                                                     -----------
                                                                      23,642,669

INDUSTRIAL MACHINERY - 2.06%
American Standard Companies,
  Incorporated *                                       321,000        14,725,875
Crane Company                                          119,500         2,375,062
Ingersoll Rand Company                                  25,400         1,398,588
Kaydon Corporation                                     200,900         5,386,631
Kennametal, Incorporated                                41,700         1,402,163
Pentair, Incorporated                                  110,000         4,235,000
UNOVA, Incorporated *                                  821,500        10,679,500
                                                                     -----------
                                                                      40,202,819

INSURANCE - 0.74%
ACE, Ltd.                                              220,400         3,677,925
Ambac Financial Group,
  Incorporated                                         112,000         5,845,000
Commerce Group,
  Incorporated                                           7,400           193,325
PartnerRe, Ltd.                                         37,800         1,226,138
UnumProvident Corporation                              110,000         3,526,875
                                                                     -----------
                                                                      14,469,263



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
INTERNATIONAL OIL - 0.61%
Halliburton Company                                     297,200      $11,962,300
                                                                     -----------

LEISURE TIME - 0.31%
Brunswick Corporation                                    56,100        1,248,225
Cinar Films, Incorporated *                              42,200        1,008,590
Cinar Films, Incorporated,
  Class B *                                              79,900        1,957,550
Harrahs Entertainment,
  Incorporated *                                         70,000        1,850,625
                                                                     -----------
                                                                       6,064,990

LIQUOR - 0.14%
Adolph Coors Company,
  Class B                                                53,000        2,782,500
                                                                     -----------

METAL & METAL PRODUCTS - 0.14%
Inco, Ltd. *                                            115,000        2,702,500
                                                                     -----------

MINING - 0.68%
Phelps Dodge Corporation                                 40,000        2,685,000
Stillwater Mining Company *                             331,000       10,550,625
                                                                     -----------
                                                                      13,235,625


OFFICE FURNISHINGS & SUPPLIES - 0.40%
Miller Herman, Incorporated                             342,500        7,877,500
                                                                     -----------

PAPER - 1.04%
Bowater, Incorporated                                   122,900        6,675,006
Fort James Corporation                                  235,800        6,455,025
Smurfit Container
  Corporation *                                         294,300        7,210,350
                                                                     -----------
                                                                      20,340,381

PETROLEUM SERVICES - 1.22%
Baker Hughes, Incorporated                              207,400        4,368,362
Helmerich & Payne,
  Incorporated                                          256,000        5,584,000
Noble Drilling Corporation *                            178,100        5,832,775
Smith International,
  Incorporated                                           68,500        3,403,594
Tesoro Petroleum
  Corporation *                                          77,300          893,781
Tosco Corporation                                       137,300        3,732,844
                                                                     -----------
                                                                      23,815,356

PHOTOGRAPHY - 0.14%
Polaroid Corporation                                    146,300        2,752,269
                                                                     -----------

POLLUTION CONTROL - 0.75%
Republic Services,
  Incorporated, Class A *                             1,017,400       14,625,125
                                                                     -----------

PUBLISHING - 0.28%
John H. Harland Company                                 295,100      $ 5,404,019
                                                                     -----------

RAILROADS & EQUIPMENT - 0.56%
Burlington Northern Santa Fe
  Corporation                                           198,500        4,813,625
Canadian National Railway
  Company                                                99,280        2,612,305
CSX Corporation                                         112,900        3,542,238
                                                                     -----------
                                                                      10,968,168

REAL ESTATE - 1.06%
Apartment Investment &
  Management Company,
  Class A                                                57,900        2,305,144
Arden Realty, Incorporated                               82,400        1,653,150
Avalon Bay Communities,
  Incorporated                                           74,200        2,545,987
BRE Properties, Incorporated                             77,500        1,758,281
Duke Weeks Realty
  Investments, Incorporated                              80,200        1,563,900
Equity Office Properties Trust                           50,000        1,231,250
First Industrial Realty
  Trust, Incorporated                                    31,200          856,050
Highwoods Properties,
  Incorporated                                           58,000        1,348,500
Kimco Realty Corporation                                 53,400        1,808,925
Public Storage, Incorporated                             74,200        1,683,413
Simon Property Group,
  Incorporated                                           78,900        1,809,769
Spieker Properties,
  Incorporated                                           34,700        1,264,381
TrizecHahn Corporation                                   52,400          884,250
                                                                     -----------
                                                                      20,713,000

RETAIL TRADE - 6.42%
Abercrombie & Fitch
  Company, Class A *                                    374,730       10,000,607
Best Buy Company,
  Incorporated *                                        583,800       29,299,462
BJ's Wholesale Club,
  Incorporated *                                        498,700       18,202,550
Consolidated Stores
  Corporation *                                       1,005,300       16,336,125
Federated Department
  Stores, Incorporated *                                610,000       30,843,125
Heilig-Meyers Company                                   341,500          939,125
Nordstrom, Incorporated                                  80,000        2,095,000
Payless ShoeSource,
  Incorporated *                                        108,700        5,108,900
Pep Boys-Manny, Moe &
  Jack                                                  173,400        1,582,275
The Limited, Incorporated                               249,900       10,823,794



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------         -----
RETAIL TRADE - CONTINUED
Too, Incorporated *                                      9,429    $      162,650
                                                                  --------------
                                                                     125,393,613

SANITARY SERVICES - 0.52%
Safety-Kleen Corporation *                              82,300           931,019
Waste Management,
  Incorporated                                         538,705         9,258,992
                                                                  --------------
                                                                      10,190,011

SHIPBUILDING - 0.16%
Newport News Shipbuilding,
  Incorporated                                         114,700         3,154,250
                                                                  --------------

SOFTWARE - 6.08%
Axent Technologies,
  Incorporated *                                        43,800           919,800
Compuware Corporation *                                677,000        25,218,250
Inktomi Corporation *                                   75,400         6,691,750
Intuit, Incorporated *                                 426,900        25,587,319
ISS Group, Incorporated *                               42,300         3,008,587
Rhythms Net Connections,
  Incorporated *                                       128,100         3,971,100
Siebel Systems, Incorporated *                          75,100         6,308,400
USA Networks, Incorporated *                           184,000        10,166,000
Veritas Software Corporation *                         258,000        36,926,250
                                                                  --------------
                                                                     118,797,456

STEEL - 1.15%
Nucor Corporation                                      334,400        18,329,300
Ryerson Tull, Incorporated                             132,068         2,567,072
Steel Dynamics, Incorporated *                          17,600           280,500
USX-United States Steel
  Group                                                 40,000         1,320,000
                                                                  --------------
                                                                      22,496,872

TELECOMMUNICATIONS SERVICES - 6.18%
ADC Telecommunications,
  Incorporated *                                       108,400         7,865,775
American Mobile Satellite
  Corporation *                                         23,700           499,181
Comverse Technology,
  Incorporated *                                        70,372        10,186,347
Global Telesystems Group,
  Incorporated *                                       455,100        15,757,837
InterDigital Communication
  Corporation *                                         35,000         2,625,000
L.M. Ericsson
  Telefonaktiebolaget                                  600,800        39,465,050
McLeodUSA, Incorporated *                              248,400        14,624,550
Metromedia Fiber Network,
  Incorporated, Class A *                              296,100        14,194,294
Nokia Corporaton, ADR                                   61,400        11,666,000
QUALCOMM, Incorporated *                                14,400    $    2,536,200
Time Warner Telecom,
  Incorporated, Class A *                               24,000         1,198,500
                                                                  --------------
                                                                     120,618,734

TELEPHONE - 3.52%
BellSouth Corporation                                    4,700           220,019
CenturyTel, Incorporated                               202,600         9,598,175
Nextel Communications,
  Incorporated, Class A *                              243,800        25,141,875
Nextlink Communications,
  Incorporated *                                        34,400         2,857,350
Winstar Communications,
  Incorporated *                                       410,900        30,920,225
                                                                  --------------
                                                                      68,737,644

TIRES & RUBBER - 0.08%
Cooper Tire & Rubber
  Company                                              100,000         1,556,250
                                                                  --------------

TOBACCO - 0.09%
R.J. Reynolds Tobacco
  Holdings, Incorporated                               100,600         1,773,075
                                                                  --------------

TRUCKING & FREIGHT - 1.74%
Canadian National Railway
  Company                                               48,520         1,284,007
CNF Transportation,
  Incorporated                                         574,200        19,809,900
Navistar International
  Corporation *                                         74,300         3,519,963
Pittston Brinks Group                                  118,100         2,598,200
Ryder Systems, Incorporated                            276,300         6,752,081
                                                                  --------------
                                                                      33,964,151

TOTAL COMMON STOCKS
(Cost: $1,411,071,139)                                            $1,581,432,895
                                                                  --------------



PREFERRED STOCK - 0.18%
CONTAINERS & GLASS - 0.14%
Owens-Illinois,                                         88,800         2,775,000
  Incorporated
                                                                  --------------

PUBLISHING - 0.04%
Readers Digest                                          30,000           813,750
                                                                  --------------

TOTAL PREFERRED STOCK
(Cost: $4,438,603)                                                $    3,588,750
                                                                  --------------



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                  VALUE
------                                                                  -----
SHORT TERM INVESTMENTS - 14.25%
 $277,560,148   Navigator Securities Lending
                   Trust, 5.86%                                   $  277,560,148
      750,000   United States Treasury Bills
                  5.19% due 01/13/2000                                   748,704
                                                                  --------------
                                                                  $  278,308,852

REPURCHASE AGREEMENTS - 4.59%
$89,676,000    Repurchase Agreement with State
               Street Bank & Trust Company
               dated 12/31/1999 at 5.00%, to be
               repurchased at $89,713,365 on
               01/03/2000, collateralized by
               $41,035,000 U.S. Treasury Bonds,
               6.375% due 08/15/2027 (valued at
               $40,470,769, including interest)
               and  $49,940,000 U.S. Treasury
               Notes, 6.25% due 08/31/2002
               (valued at $51,001,225, including
               interest)                                          $   89,676,000
                                                                  --------------

TOTAL INVESTMENTS   (MID CAP BLEND TRUST)
(Cost: $1,783,494,592)                                            $1,953,006,497
                                                                  ==============


SMALL COMPANY VALUE TRUST


                                                       SHARES           VALUE
                                                       ------           -----
COMMON STOCKS - 97.29%
AEROSPACE - 0.05%
Curtiss Wright Corporation                               1,200        $   44,250
                                                                      ----------

AIR TRAVEL - 0.83%
Alaska Air Group *                                       5,100           179,137
America West Holding
  Corporation, Class B *                                24,500           508,375
Hawaiian Airlines,
  Incorporated *                                        32,700            69,488
                                                                      ----------
                                                                         757,000

APPAREL & TEXTILES - 1.27%
Angelica Corporation                                    10,500           102,375
Decorator Industries,
  Incorporated                                             400             2,125
Dixie Group, Incorporated,
  Class A *                                              3,000            22,125
Perry Ellis International,
  Incorporated *                                         2,700            31,388
Hampshire Group, Ltd. *                                    200        $    1,775
Kellwood Company                                        19,000           369,312
Leslie Fay, Incorporated *                               4,200            25,725
McNaughton Apparel Group,
  Incorporated *                                         5,500            39,875
Premiumwear, Incorporated *                              2,400            13,200
Russell Corporation                                     11,900           199,325
Springs Industries,
  Incorporated                                           8,300           331,481
Timberland Company,
   Class A *                                               200            10,575
                                                                      ----------
                                                                       1,149,281

AUTO PARTS - 0.91%
American Axle & Manufacturing
  Holdings, Incorporated *                               7,900            95,787
Arvin Industries,                                       17,400           493,725
  Incorporated
Detroit Diesel Corporation                               9,400           180,362
Standard Motor Products,
  Incorporated, Class A                                  3,100            49,988
TFC Enterprises,
  Incorporated *                                         2,400             9,000
                                                                      ----------
                                                                         828,862

AUTO SERVICES - 0.48%
Dollar Thrifty Automotive
  Group *                                               18,400           440,450
                                                                      ----------

AUTOMOBILES - 0.93%
Dura Automotive Systems,
  Incorporated *                                         5,400            94,163
Monaco Coach Corporation *                              13,700           350,206
Spartan Motors, Incorporated *                           1,000             4,375
Wabash National Corporation                             16,600           249,000
Winnebago Industries,
  Incorporated                                           7,300           146,456
                                                                      ----------
                                                                         844,200

BANKING - 2.96%
Ambanc Holding Company,
  Incorporated                                           3,600            53,100
Bancwest Corporation                                    20,000           390,000
Berkshire Bancorp,
  Incorporated                                           2,500            87,500
BNCCORP, Incorporated *                                  3,100            18,213
Borel Bank & Trust Company                               1,100            19,937
Central Bancorp,
  Incorporated                                           1,900            31,350
Chittenden Corporation                                     400            11,850
Citizens Banking Corporation                             5,300           118,587
Commercial Bank of New York
                                                         4,300            47,837



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                          ------         -----
BANKING - CONTINUED
Commonwealth Bancorp,
  Incorporated                                                100     $    1,663
Corus Bankshares,
  Incorporated                                             11,200        268,800
Elmira Savings Bank                                           600         13,050
FFLC Bancorp, Incorporated                                    100          1,525
First Citizens Bancshares,
  Incorporated                                              7,900        551,025
First Keystone Financial,
  Incorporated                                                400          3,900
Franklin Bank NA                                            1,100         10,519
FSF Financial Corporation                                   2,000         24,500
Horizon Financial Corporation                               2,200         20,900
Iroquois Bancorp,
  Incorporated                                                400          5,900
Jacksonville Bancorp,
  Incorporated                                              1,400         19,075
New Century Financial
  Corporation *                                             7,200        113,400
Northrim Bank                                               1,700         16,894
Permanent Bancorp,
  Incorporated                                                100          1,738
Princeton National Bancorp,
  Incorporated                                              2,700         30,037
Professional Bancorp                                        1,600         11,600
Quaker City Bancorp,
  Incorporated *                                            5,700         92,625
Republic Bancorp,
  Incorporated                                              3,300         40,064
Silicon Valley Bancshares *                                 3,500        173,250
Southern Missouri Bancorp,
  Incorporated                                                700          8,969
Staten Island Bancorp,
  Incorporated                                              2,400         43,200
Sterling Financial Corporation *                            1,000         11,500
Texas Regional Bancshares,
  Incorporated, Class A                                    11,200        324,800
The Trust Company Of
  New Jersey                                                4,700        107,512
Wainwright Bank & Trust
  Company                                                     500          3,313
Wells Financial Corporation                                 1,100         12,719
                                                                      ----------
                                                                       2,690,852

BROADCASTING - 0.01%
Andersen Group,
  Incorporated *                                            1,300          6,419
                                                                      ----------

BUILDING MATERIALS & CONSTRUCTION - 1.10%
Abrams Industries,
  Incorporated                                              3,200         13,600
Continental Materials
  Corporation *                                             5,400        124,200
Elcor Chemical Corporation                                  7,400        222,925
Hughes Supply, Incorporated                                14,200        306,187
Meadow Valley Corporation *                                 3,400         12,325
Morrison Knudsen
  Corporation *                                            35,200        275,000
Perini Corporation *                                       10,600         41,075
                                                                      ----------
                                                                         995,312

BUSINESS SERVICES - 9.89%
Actuate Corporation *                                      18,500        793,187
Amerco *                                                    6,500        162,500
American Business Products,
  Incorporated                                              3,200         37,400
Banta Corporation                                          20,300        458,019
Barra, Incorporated *                                       6,600        209,550
Berlitz International,
  Incorporated *                                            1,200         20,625
Bindview Development
  Corporation *                                               800         39,750
Bowne & Company,
  Incorporated                                             12,200        164,700
Caredata Common,
  Incorporated *                                            2,000         13,250
Cass Commercial
  Corporation                                                 200          4,050
Cellular Technical Services,
  Incorporated *                                            2,000         15,500
Clarify, Incorporated *                                     4,200        529,200
Data Systems & Software,
  Incorporated *                                            3,200         10,800
Dental/Medical Diagnostic
  Systems, Incorporated *                                   4,600         12,938
Diamond Technology Partner,
  Incorporated, Class A *                                   9,100        782,031
Ennis Business Forms,
  Incorporated                                              3,600         27,900
Exponent, Incorporated *                                    5,600         37,100
Ezcorp, Incorporated, Class A                              12,900         52,406
Grey Advertising,
  Incorporated                                                700        280,000
Gundle/SLT Environmental,
  Incorporated *                                              300          1,050
GZA GeoEnvironmental *                                      3,900         17,550
Heidrick & Struggles
  International, Incorporated *                            10,200        430,950
Hello Direct, Incorporated *                                  800         11,900
Innodata Corporation *                                      4,200         33,338
Interlinq Software
  Corporation *                                             2,300          8,625
IT Group, Incorporated *                                   15,000        137,812
Jacobs Engineering Group,
  Incorporated *                                            4,000        130,000



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
                                                         ------          -----
BUSINESS SERVICES - CONTINUED
Judge Group, Incorporated *                               12,900      $   18,544
Kelly Services, Incorporated,
  Class A                                                 13,900         349,237
Korn/Ferry International *                                24,300         883,912
Lightbridge, Incorporated *                                6,500         180,375
Marlton Technologies,
  Incorporated *                                           2,300           6,325
Maxco, Incorporated *                                      1,600          15,800
Michael Baker Corporation *                                7,214          47,793
Micromuse, Incorporated *                                  6,500       1,105,000
National Techical Systems,
  Incorporated                                             7,900          30,613
NBC Internet, Incorporated *                               2,400         185,400
Nextera Enterprises,
  Incorporated *                                             400           5,150
Opinion Research
  Corporation *                                            6,200          55,800
Paxar Corporation *                                          300           2,531
Porta Systems Corporation *                                9,700           7,275
Promedco Management
  Company *                                                9,000          26,438
REFAC *                                                    5,000          19,375
Salient 3 Communications,
  Incorporated, Class A *                                    300           2,100
Simone Central Holdings,
  Incorporated *                                           6,200          11,625
Strategic Diagnostics,
  Incorporated *                                           2,000          13,125
Sunrise International,
  Incorporated *                                           9,600          50,100
Sypris Solutions,
  Incorporated *                                           4,200          37,800
Systems & Computer Technology
  Corporation *                                              300           4,875
Team, Incorporated *                                       4,300           8,331
Trio-Tech International *                                  2,600           9,588
True North Communications                                 27,700       1,237,844
URS Corporation *                                          4,600          99,762
US Liquids, Incorporated *                                11,000          92,125
Venture Catalyst,
  Incorporated *                                           6,500          32,500
Westaff, Incorporated *                                    2,200          18,150
                                                                      ----------
                                                                       8,979,624

CHEMICALS - 2.94%
Aceto Corporation                                          8,300          91,300
American Vanguard
  Corporation                                              3,000          18,375
Cambrex Corporation                                       28,100         967,694
Chemfirst, Incorporated                                   11,400         249,375
Dexter Corporation                                        17,400         691,650
Farrel Corporation                                         4,200           7,613
Geon Company                                                 200           6,500
H.B. Fuller Company                                       10,200         570,562
Meteor Industries,
  Incorporated *                                           1,000           2,875
Quaker Chemical                                            3,600          51,300
Repligen Corporation *                                     4,900          15,312
                                                                      ----------
                                                                       2,672,556

COMPUTERS & BUSINESS EQUIPMENT - 3.71%
4Front Software
  International, Incorporated *                            7,000          93,625
Advanced Digital Information *                             2,000          97,250
Autologic Information
  International, Incorporated *                            4,700          11,750
Avant Corporation *                                       27,000         405,000
Casino Data Systems *                                     14,800          59,200
Cybex Computer Products
  Corporation *                                              400          16,200
Dataram Corporation *                                     10,200         228,862
Gerber Scientific,
  Incorporated                                            29,000         636,187
Interphase Corporation *                                   1,900          40,138
Mercury Computer Systems,
  Incorporated *                                          13,800         483,000
Microtouch Systems,
  Incorporated *                                           1,000          12,625
National Computer Systems,
  Incorporated                                             1,100          41,388
Netopia, Incorporated *                                    4,800         260,700
New Horizons Worldwide,
  Incorporated *                                           5,600          66,500
Radiant Systems,
  Incorporated *                                           4,800         192,900
Standard Microsystems
  Corporation *                                           10,600         114,612
Sybase, Incorporated *                                    34,200         581,400
Talx Corporation *                                         1,100          14,575
Workgroup Technology
  Corporation *                                            6,800          12,750
                                                                      ----------
                                                                       3,368,662

CONSTRUCTION MATERIALS - 2.26%
Ameron International
  Corporation                                              5,100         201,769
Centex Construction
  Products,  Incorporated                                  6,900         269,100
Dayton Superior Corporation,
  Class A *                                                4,500          73,125
Florida Rock Industries,
  Incorporated                                             3,100         106,756
Genesis Worldwide,
  Incorporated *                                           3,100           9,881
Giant Group, Ltd. *                                        1,800           6,300
Griffon Corporation *                                      3,900          30,469



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
                                                        ------           -----
CONSTRUCTION MATERIALS - CONTINUED
Harsco Corporation                                           100      $    3,175
Noland Company                                               700          12,513
Patrick Industries,
  Incorporated                                             5,300          49,025
QEP, Incorporated *                                        2,500          19,219
TJ International, Incorporated *                           8,300         348,600
Trinity Industries,
  Incorporated                                            32,600         927,062
                                                                      ----------
                                                                       2,056,994

CONSTRUCTION & MINING EQUIPMENT - 0.67%
Butler Manufacturing
  Company                                                  3,300          73,631
CDI Corporation *                                         16,500         398,063
Conrad Industries,
  Incorporated *                                             500           1,625
Gencor Industries,
  Incorporated                                            11,500          72,594
Kaman Corporation, Class A                                 5,200          66,950
                                                                      ----------
                                                                         612,863

CONTAINERS & GLASS - 0.33%
Carmel Container Systems, Ltd. *                           1,000           8,500
West Pharmaceutical Services,
  Incorporated                                             9,300         287,719
                                                                      ----------
                                                                         296,219

COSMETICS & TOILETRIES - 0.53%
Allou Health & Beauty Care,
  Incorporated *                                           2,100          13,913
Block Drug, Incorporated,
  Class A                                                 15,090         467,774
                                                                      ----------
                                                                         481,687

CRUDE PETROLEUM & NATURAL GAS - 0.34%
Cabot Oil & Gas Corporation,
  Class A                                                 19,000         305,188
                                                                      ----------

DOMESTIC OIL - 0.77%
Castle Energy Corporation                                  1,900          48,213
Equity Oil Company *                                      11,600          13,050
Forest Oil Corporation *                                   7,500          98,906
Greka Energy Corporation *                                    32             296
Huntway Refining Company *                                 5,600           6,650
Key Production, Incorporated *                             6,200          45,725
Pennzoil-Quaker State
  Company                                                 48,200         491,037
                                                                      ----------
                                                                         703,877

DRUGS & HEALTH CARE - 5.80%
Abgenix, Incorporated *                                   4,400          583,000
Acuson Corporation *                                      3,800           47,738
Air Methods Corporation *                                 5,800       $   18,125
ALPHARMA, Incorporated                                   11,700          359,775
Candela Corporation *                                     4,400           81,950
Carter Wallace, Incorporated                              1,600           28,700
Chirex, Incorporated *                                   10,600          155,025
Coventry Helath Care,
  Incorporated *                                         13,200           89,100
Datascope Corporation                                     8,800          352,000
Diagnostic Health Services,
  Incorporated *                                          9,200            1,334
Diagnostic Products
  Corporation                                             9,100          222,950
Drug Emporium, Incorporated *                             9,200           40,825
Dura Pharmaceuticals,
  Incorporated *                                         14,000          195,125
Ergo Science Corporation *                                  300              356
GP Strategies Corporation *                               5,100           31,238
Hi Tech Pharmacal Company,
  Incorporated *                                          4,100           18,706
Health Risk Management,
  Incorporated *                                          1,300            7,963
Hooper Holmes, Incorporated                              25,800          664,350
Immucor Corporation *                                     5,700           75,169
Innovative Clinical Solutions *                          13,100            3,341
International Specialty
  Products *                                             13,400          123,112
King Pharmaceuticals,
  Incorporated *                                          3,300          185,006
Lifepoint Hospitals,
  Incorporated *                                          1,300           15,356
Medical Action Industries,                                5,800           20,300
  Incorporated *
Medicis Pharmaceutical
  Corporation, Class A *                                  5,400          229,837
Mesa Labs, Incorporated *                                   700            2,669
Mine Safety Appliances
  Company                                                 2,600          166,400
National Home Health Care
  Corporation *                                           5,200           19,825
Nutraceutical International
  Corporation *                                           1,000            3,500
Option Care, Incorporated *                               3,100            9,494
Perrigo Company *                                        46,900          375,200
Premier Research Worldwide,
  Ltd. *                                                  8,700           85,369
Quest Diagnostics,
  Incorporated *                                          3,700          113,081
Shire Pharmaceuticals Group
  Place *                                                20,644          601,256
Sicor, Incorporated *                                    13,200          102,300
Spacelabs, Incorporated *                                11,100          206,044
Synbiotics Corporation *                                  5,000           12,031



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
DRUGS & HEALTHCARE - CONTINUED
Syncor International
  Corporation *                                            400        $   11,650
Uniholding Corporation *                                 4,800             9,600
                                                                      ----------
                                                                       5,268,800

ELECTRICAL EQUIPMENT - 4.03%
A.O. Todd Corporation,
   Class A                                               4,600           140,300
Acme Electric Corporation *                              3,600            20,700
All American Semiconductor,
  Incorporated *                                           100               297
Audiovox Corporation,
   Class A *                                            15,000           455,625
Ault, Incorporated *                                       400             3,600
Emulex Corporation *                                    15,200         1,710,000
General Semiconductor,
  Incorporated *                                        22,000           312,125
Genlyte Group, Incorporated *                              800            17,100
Harman International
  Industries,  Incorporated                              2,200           123,475
Intergrated Electrical
  Services *                                            17,400           175,087
Kewaunee Scientific
  Corporation                                            1,800            17,775
Loronix Information Systems,
  Incorporated *                                         3,800            75,050
Merrimac Industries,
  Incorporated *                                         1,500             9,938
Micros Systems, Incorporated *                             300            22,200
Pacific Aerospace,
  Incorporated *                                        15,900            19,875
Power Integrations *                                     4,900           234,894
Power One, Incorporated *                                3,400           155,762
SL Industry, Incorporated                                5,000            58,125
Woodhead Industries                                      9,000           104,625
                                                                      ----------
                                                                       3,656,553

ELECTRIC UTILITIES - 0.61%
Public Service Company                                  25,900           420,875
TNP Enterprises,
  Incorporated                                           3,200           132,000
                                                                      ----------
                                                                         552,875

ELECTRONICS - 12.40%
Aerovox, Incorporated *                                  2,000             6,250
American Technical
  Ceramics *                                             1,000            16,000
Amplicon, Incorporated                                     800             8,700
Anadigics, Incorporated *                               10,900           514,344
Bairnco Corporation                                      4,200            25,200
Baldwin Technology,
  Incorporated *                                        13,000            27,625
Bell Microproducts,
  Incorporated *                                         7,700       $    84,700
Cement Corporation *                                       100             1,075
CMP Group, Incorporated                                 55,200         1,521,450
Cobra Electronics
  Corporation *                                          2,400            11,850
Cree Research, Incorporated *                            1,100            93,913
CTS Corporation                                         15,700         1,183,387
Cypress Semiconductor
  Corporation *                                         28,000           906,500
Haemonetics Corporation *                                4,500           107,156
Integrated Device
  Technology *                                           1,200            34,800
International Rectifier
  Corporation *                                         36,500           949,000
Katy Industries,                                         5,800            50,388
  Incorporated
Key Tronic Corporation *                                 8,700            32,625
Kopin Corporation *                                      1,800            75,600
Kulicke & Soffa Industries,
  Incorporated *                                        14,700           625,669
Lattice Semiconductor
  Corporation *                                         19,500           918,937
LTX Corporation *                                        5,200           116,350
New Brunswick Scientific,
  Incorporated *                                         2,400            12,300
Pittway Corporation, Class A                             3,000           134,438
Sequa Corporation, Class A *                             4,000           215,750
Signal Technology
  Corporation *                                            500             3,625
Siliconix, Incorporated *                                1,000           131,500
TekTronix, Incorporated                                  4,500           174,937
Triquint Semiconductor,
  Incorporated *                                        10,600         1,179,250
United Industrial                                       15,600           144,300
  Corporation
Varian Medical Systems,
  Incorporated                                          20,600           614,137
Varian Semiconductor
  Equipment, Incorporated *                             21,600           734,400
Varian, Incorporated *                                  24,200           544,500
Video Display Corporation *                              4,600            19,550
Vishay Intertechnology,
  Incorporated *                                           750            23,719
Zoran Corporation *                                        300            16,725
                                                                     -----------
                                                                      11,260,650

FINANCIAL SERVICES - 4.94%
Affiliated Managers Group,
  Incorporated                                          23,500           950,281
Americredit Corporation *                                5,700           105,450
Arthur J. Gallagher &
  Company                                                1,400            90,650


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
                                                        ------           -----
FINANCIAL SERVICES - CONTINUED
BOK Financial Corporation *                               9,059       $  183,020
Building One Services
  Corporation *                                           1,100           10,381
Capital Associates,
  Incorporated *                                          4,800           15,000
Capital Corporation Of The West *                         3,200           31,200
Carver Bancorp, Incorporated*                             4,800           53,400
Circle International Group,
  Incorporated                                            1,700           37,825
Community Financial
  Corporation                                             1,600           15,000
Dain Rauscher Corporation                                 9,400          437,100
Federal Agricultural Mortgage
  Corporation, Class C *                                  1,900           38,356
First Bancshares,
  Incorporated                                            1,500           14,250
First Charter Corporation                                 1,600           23,800
Freedom Securities
  Corporation                                            15,100          169,875
Hawthorne Financial
  Corporation *                                           6,300           78,750
Hoenig Group, Incorporated *                              6,000           55,500
HPSC, Incorporated *                                     11,900          110,075
International Bancshares
  Corporation                                               500           22,125
ITLA Capital Corporation *                                1,700           21,356
J.W. Genesis Financial
  Corporation *                                           1,700           50,363
JSB Financial, Incorporated                              13,800          715,875
KBK Capital Corporation *                                 2,700            9,113
Maxcorp Financial Group,
  Incorporated *                                          5,000           13,438
Mego Financial Corporation *                              1,966            8,110
North Central Bancshares,
  Incorporated                                            2,500           37,500
Seacoast Financial Services
  Corporation                                            11,493          117,085
Southwest Securities Group,
  Incorporated                                            4,200          114,975
Student Loan Corporation                                  5,500          274,312
UMB Financial Corporation                                18,150          685,162
                                                                      ----------
                                                                       4,489,327

FOOD & BEVERAGES - 2.26%
Corn Products International,
  Incorporated                                           25,400          831,850
Farmer Brothers Company                                   1,300          206,700
Golden State Vintners,
  Incorporated, Class B *                                 6,700           35,175
International Multifoods
  Corporation                                            17,500          231,875
M & F Worldwide Corporation*                              3,900           19,744
John B SanFilippo & Son,
  Incorporated *                                          1,200            4,800
Ralcorp Holdings,
  Incorporated *                                         18,000       $  358,875
Scope Industries                                          1,800           81,450
Seabord Corporation                                         310           60,217
Triarc Companies,
  Incorporated, Class A *                                12,200          224,175
                                                                      ----------
                                                                       2,054,861

FOREST PRODUCTS - 0.13%
Baltek Corporation *                                      4,400           33,550
Pope & Talbot, Incorporated                               2,400           38,400
Universal Fast Products,
  Incorporated                                            3,000           44,250
                                                                      ----------
                                                                         116,200

GAS & PIPELINE UTILITIES - 2.07%
Energen Corporation                                      19,600          354,025
Equitable Resources,
  Incorporated                                           25,500          851,062
Laclede Gas Company                                         100            2,163
Louis Dreyfus Natural Gas
  Corporation *                                          15,300          277,312
Southwest Gas Corporation                                 8,500          195,500
Southwestern Energy
  Company                                                29,900          196,219
                                                                      ----------
                                                                       1,876,281

HOMEBUILDERS - 0.98%
Castle & Cooke, Incorporated *                            2,700           34,256
DeWolfe Company,
  Incorporated *                                          2,400           16,200
Fortress Group, Incorporated *                            1,600            1,100
Kaufman & Broad Home
  Corporation                                            11,600          280,575
Ryland Group, Incorporated                                8,800          202,950
Saxton, Incorporated *                                    2,700            7,087
Schottenstein Homes,
  Incorporated                                            6,300           98,044
United States Home
  Corporation *                                             700           17,894
Walter Industries,
  Incorporated                                           18,400          198,950
Washington Homes,
  Incorporated *                                          6,900           34,500
                                                                      ----------
                                                                         891,556

HOTELS & RESTAURANTS - 1.85%
Aztar Corporation *                                      20,500          222,937
Bridgestreet Accomodations,
  Incorporated *                                          8,700           13,050
Crown Group, Incorporated *                               2,600           12,838



    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
                                                         ------          -----
HOTELS & RESTAURANTS - CONTINUED
Garden Fresh Restaurant
  Corporation *                                           1,700       $   29,113
Lone Star Steakhouse & Saloon *                          28,500          254,273
Luby's Cafeterias,
  Incorporated                                           30,200          343,525
Morton's Restaurant Group,
  Incorporated *                                          2,000           31,000
Phoenix Restaurant Group,
  Incorporated *                                          6,200            3,875
Rare Hospitality International,
  Incorporated *                                          5,400          116,859
Ryan's Family Steak Houses,
  Incorporated *                                         21,600          183,600
Sonesta International Hotels
  Corporation, Class A                                    2,800           21,700
Sonic Corporation *                                       6,600          188,100
Trendwest Resorts,
  Incorporated *                                          1,300           29,250
Vicorp Restaurants,
  Incorporated *                                         11,100          178,987
Wall Street Deli, Incorporated *                          3,300            3,713
WMS Industries, Incorporated *                            3,300           43,313
                                                                      ----------
                                                                       1,676,133

HOUSEHOLD APPLIANCES - 0.36%
American Biltrite,
  Incorporated                                            8,100          115,425
Associate Materials,
  Incorporated                                              900           14,737
Catalina Lighting,
  Incorporated *                                          5,600           26,950
Ladd Furniture, Incorporated *                              700           13,825
Lesco, Incorporated                                       6,800          115,600
Toro Company                                              1,100           41,044
                                                                      ----------
                                                                         327,581

HOUSEHOLD PRODUCTS - 0.47%
Salton, Incorporated *                                      500           16,719
Topps, Incorporated *                                    27,100          281,162
Windmere Durable Holdings,
  Incorporated *                                          7,800          132,600
                                                                      ----------
                                                                         430,481

INDUSTRIAL MACHINERY - 0.72%
Ampco Pittsburgh
  Corporation                                             7,700           77,963
CPAC, Incorporated                                          600            4,875
Moore Products Company *                                  2,300           91,713
Peerless Manufacturing
  Company                                                 1,600           20,800
Quipp, Incorporated *                                     2,600           39,000
SPX Corporation *                                         3,400          274,762
Summa Industries *                                        1,200           13,875
Tecumseh Products Company,
  Class B                                                 3,100       $  129,425
                                                                      ----------
                                                                         652,413

INDUSTRIALS - 0.13%
ACX Technologies,
  Incorporated *                                          7,400           79,088
Federal Screw Works                                         900           37,800
                                                                      ----------
                                                                         116,888

INSURANCE - 1.56%
Acceptance Insurance
  Company *                                                 500            2,906
Alleghany Corporation *                                     800          148,400
Intercontinental Life
  Corporation *                                          10,200           94,350
Kansas City Life Insurance
  Company                                                 5,700          192,375
Merchants Group,
  Incorporated                                            1,000           19,500
Midland Company                                           1,500           31,125
National Security Group,
  Incorporated                                            1,900           20,900
National Western Life Insurance
  Company, Class A *                                      1,700          116,663
PMA Capital Corporation,
  Class A                                                 9,000          178,875
Standard Management
  Corporation *                                           2,900           13,775
White Mountains Insurance
  Group, Ltd.                                             5,000          602,500
                                                                      ----------
                                                                       1,421,369

INVESTMENT COMPANIES - 1.21%
Eaton Vance Corporation                                  18,800          714,400
John Nuveen Company,
  Class A                                                 6,400          230,800
Raymond James Financial,
  Incorporated                                            4,100           76,619
Stifel Financial Corporation                              7,407           73,144
                                                                      ----------
                                                                       1,094,963

LEISURE TIME - 0.75%
Coleman Company,
  Incorporated *                                          7,900           73,569
Four Media Company *                                      9,400          139,825
Handleman Company *                                      18,500          247,437
ILX, Incorporated *                                       5,500            8,250
K2, Incorporated *                                        3,200           24,400
Lakes Gaming, Incorporated *                                 50              397
Quintel Communications,
  Incorporated *                                          8,200           73,800



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
LEISURE TIME - CONTINUED
Saucony, Incorporated,
   Class A *                                               2,000      $   29,500
THQ, Incorporated *                                        3,800          88,113
                                                                      ----------
                                                                         685,291

METAL & METAL PRODUCTS - 0.99%
Commercial Metals Company                                  4,200         142,537
Lindberg Corporation                                       5,700          44,175
Mueller Industry,
  Incorporated *                                          19,700         714,125
                                                                      ----------
                                                                         900,837

MINING - 1.91%
Brush Wellman, Incorporated                               10,000         168,125
Fansteel, Incorporated *                                   1,700           6,588
Lincoln Electric Holding,
  Incorporated                                            47,200         973,500
Pittston Company *                                         4,500          47,812
Stillwater Mining Company *                                5,400         172,125
Usec, Incorporated                                        52,400         366,800
                                                                      ----------
                                                                       1,734,950

MOBILE HOMES - 0.23%
Liberty Homes, Incorporated,
  Class A                                                  4,500          36,844
Skyline Corporation                                        7,400         173,900
                                                                      ----------
                                                                         210,744

OFFICE FURNISHINGS & SUPPLIES - 0.67%
Kimball International,
  Incorporated, Class B                                   25,200         415,800
Standard Register                                         10,000         193,750
                                                                      ----------
                                                                         609,550

PAPER - 0.46%
Badger Paper Mills,
  Incorporated *                                           2,300          11,500
Chesapeake Corporation                                     3,700         112,850
P.H. Glatfelter Company                                   20,000         291,250
                                                                      ----------
                                                                         415,600

PETROLEUM SERVICES - 0.47%
Kaneb Services, Incorporated *                            15,600          68,250
Miller Exploration Company *                                 500             547
PS Group Holding,
  Incorporated *                                           6,500          73,125
Seitel, Incorporated *                                     8,500          57,375
Tesoro Petroleum
  Corporation *                                           20,000         231,250
                                                                      ----------
                                                                         430,547

PHOTOGRAPHY - 0.16%
CPI Corporation                                          6,400        $  144,400
                                                                      ----------

POLLUTION CONTROL - 0.07%
Harding Lawson Associates
  Group *                                                5,300            41,075
MFRI, Incorporated *                                     4,300            18,544
                                                                      ----------
                                                                          59,619

PUBLISHING - 0.93%
Courier Corporation                                        650            15,438
Esquire Communications, Ltd. *                           2,000             1,125
Houghton Mifflin Company                                 8,600           362,812
John H. Harland Company                                 20,400           373,575
Media General, Incorporated,
  Class A                                                  400            20,800
Primesource Corporation                                    300             1,425
Thomas Nelson, Incorporated                              7,600            70,300
                                                                      ----------
                                                                         845,475

RAILROADS & EQUIPMENT - 0.02%
Greenbrier Company,
  Incorporated                                           2,200            18,975
                                                                      ----------

REAL ESTATE - 3.85%
AMREP Corporation *                                      5,100            24,225
Bruce Seibels Group,
  Incorporated *                                         4,700             8,225
Cabot Industrial Trust                                  27,600           507,150
Captec Net Lease Realty,
  Incorporated                                           3,300            24,750
CBL & Associates Properties,
  Incorporated                                          12,700           261,937
Cornerstone Realty Income
  Trust, Incorporated                                   31,500           307,125
Excel Legacy Corporation *                              16,600            54,988
Healthcare Realty Trust                                 30,400           475,000
LNR Property Corporation                                10,700           212,662
New Plan Excel Realty Trust,
  Incorporated                                          30,100           475,956
Pacific Gulf Properties,
  Incorporated                                           1,800            36,450
Pan Pacific Retail
  Properties, Incorporated                              13,200           215,325
Prentiss Properties Trust SBI                           23,600           495,600
Price Enterprises,
  Incorporated *                                        26,100           190,041
SL Green Realty Corporation                              8,200           178,350
Westfield America,
  Incorporated                                           2,400            29,550
                                                                      ----------
                                                                       3,497,334



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES        VALUE
                                                          ------        -----
RETAIL GROCERY - 0.24%
Arden Group, Incorporated *                                 3,600     $  129,600
Foodarama Supermarkets *                                    1,400         27,825
Mexican Restaurants,
  Incorporated *                                            2,000          7,750
Schultz Sav-O Stores,
  Incorporated                                              1,800         22,950
Village Super Market,
  Incorporated, Class A *                                   2,500         32,656
                                                                      ----------
                                                                         220,781

RETAIL TRADE - 4.66%
BJ's Wholesale Club,
  Incorporated *                                           46,900      1,711,850
Burlington Coat Factory
  Warehouse                                                25,500        353,812
Charming Shoppes,
  Incorporated *                                           23,200        153,700
Filenes Basement
  Corporation *                                            10,900          1,330
Footstar, Incorporated *                                   14,100        430,050
Friedmans, Incorporated,
  Class A                                                   4,000         30,000
Hancock Fabrics,
  Incorporated                                              9,300         29,063
Intertan, Incorporated *                                    4,500        117,562
IPI, Incorporated *                                         3,800          9,500
J.W. Mays, Incorporated *                                   1,600          8,800
Loehmanns, Incorporated *                                  16,100            805
Marinemax, Incorporated *                                   3,200         30,400
Micro Warehouse,
  Incorporated *                                           26,100        482,850
PC Connection, Incorporated*                                3,000        103,500
Petco Animal Supplies,
  Incorporated *                                            2,600         38,675
Shoe Carnival, Incorporated *                               7,000         70,438
Spiegel, Incorporated,
   Class A *                                               12,700         89,297
Sport Chalet, Incorporated *                                5,200         26,650
Todays Man *                                               26,300         16,438
Tuesday Morning Corporation *                               5,400         99,562
Value City Department Stores,
  Incorporated *                                           15,400        232,925
Zale Corporation *                                          4,100        198,337
                                                                      ----------
                                                                       4,235,544

SOFTWARE - 6.64%
Activision, Incorporated *                                  1,300         19,906
Ardent Software,
  Incorporated *                                           11,500        448,500
AVT Corporation *                                           3,800        178,600
Broadvision, Incorporated *                                   300         51,019
Computer Network
  Technology *                                             16,200        371,587
CSP, Incorporated *                                         3,895     $   29,699
Group 1 Software,
  Incorporated *                                              400          5,200
Imation Corporation *                                      26,100        875,981
Mercury Interactive
  Corporation *                                            13,600      1,467,950
Peregrine Systems,
  Incorporated *                                           17,300      1,456,444
Pinnacle Systems,
  Incorporated *                                            6,200        252,263
Progress Software
  Corporation *                                             2,500        141,875
Project Software &
  Development, Incorporated *                               6,000        333,000
Symantec Corporation *                                        400         23,450
Titan Corporation *                                         8,000        377,000
                                                                      ----------
                                                                       6,032,474

STEEL - 0.49%
Atchison Casting Corporation *                              1,600         14,600
Kaiser Ventures *                                           1,800         28,772
Pitt DesMoines, Incorporated                                4,000         98,500
Quanex Corporation                                          8,500        216,750
Ryerson Tull, Incorporated                                  1,500         29,156
Steel Technologies,
  Incorporated                                              3,800         55,100
                                                                      ----------
                                                                         442,878

TELECOMMUNICATIONS SERVICES - 1.04%
Atlantic Tele-Network,
  Incorporated                                              2,460         22,601
Digital Lightwave,
  Incorporated *                                              200         12,800
Incomnet, Incorporated *                                    8,500            128
IPC Communications,
  Incorporated *                                            1,500        106,500
Polycom, Incorporated *                                     8,400        534,975
Price Communications
  Corporation *                                             9,600        267,000
                                                                      ----------
                                                                         944,004

TELEPHONE - 2.19%
Conestoga Enterprises,
  Incorporated                                              9,300        160,425
Harmonic, Incorporated *                                   18,800      1,784,825
Hector Communications
  Corporation *                                             3,000         42,000
                                                                      ----------
                                                                       1,987,250

TOYS, AMUSEMENTS & SPORTING GOODS - 0.37%
Jakks Pacific, Incorporated *                               2,100         39,244



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
TOYS, AMUSEMENTS & SPORTING GOODS - CONTINUED
Russ Berrie & Company,
  Incorporated                                             11,200    $   294,000
                                                                     -----------
                                                                         333,244

TRANSPORTATION - 0.20%
Alexander & Baldwin,
  Incorporated                                                500         11,406
International Aircraft
  Investors *                                               3,500         21,875
Marine Transport Corporation *                              4,500         11,813
Marten Transport, Ltd. *                                    5,600         72,100
Quixote Corporation                                         3,700         56,425
Werner Enterprises,
  Incorporated                                                500          7,031
                                                                     -----------
                                                                         180,650

TRUCKING & FREIGHT - 1.45%
American Freightways
  Corporation *                                            17,500        283,281
Boyd Brothers Transportation,
  Incorporated *                                            2,900         18,850
Consolidated Freightways
  Corporation *                                             7,200         57,150
Forward Air Corporation *                                   3,400        147,475
Fritz Companies,
  Incorporated *                                           13,500        141,750
Landstar Systems,
  Incorporated *                                            1,700         72,781
RailAmerica, Incorporated *                                 7,400         63,362
Railtex, Incorporated *                                     1,900         33,963
Roadway Express,
  Incorporated                                              9,100        196,787
Sea Containers, Ltd., Class A                                 400         10,650
U.S. Freightways Corporation                                  100          4,788
Yellow Corporation *                                       17,100        287,494
                                                                     -----------
                                                                       1,318,331

TOTAL COMMON STOCKS
(Cost: $78,490,807)                                                  $88,369,705
                                                                     -----------


PRINCIPAL
AMOUNT                                                                  VALUE
------                                                                  -----
SHORT TERM INVESTMENTS - 1.19%
$1,082,635     Navigator Securities Lending
                  Trust, 5.86%                                       $ 1,082,635
                                                                     -----------

REPURCHASE AGREEMENTS - 1.52%
$1,384,000     Repurchase Agreement with State
               Street Bank & Trust  Company
               dated 12/31/1999 at 2.50%, to be
               repurchased at $1,384,288 on
               01/03/2000, collateralized by
               $1,090,000 U.S. Treasury Notes,
               6.50% due 05/31/2001 (valued at
               $1,099,538, including interest)
               and  $295,000 U.S. Treasury
               Notes, 7.50% due 02/15/2005 (valued
               at $316,388, including interest)                      $ 1,384,000
                                                                     -----------

TOTAL INVESTMENTS (SMALL COMPANY
VALUE TRUST)  (Cost: $80,957,442)                                    $90,836,340
                                                                     ===========


GLOBAL EQUITY TRUST


                                                       SHARES           VALUE
                                                       ------           -----
COMMON STOCKS - 87.35%
AUSTRALIA - 1.66%
CSR, Ltd.                                            1,992,600       $ 4,840,126
Westpac Banking
  Corporation, Ltd.                                  1,460,950        10,077,409
                                                                     -----------
                                                                      14,917,535

BELGIUM - 0.75%
Delhaize-Le Lion SA                                     89,680         6,757,366
                                                                     -----------

BERMUDA - 0.43%
Terra Nova Bermuda Holdings,
  Ltd., Class A                                        128,700         3,861,000
                                                                     -----------

CANADA - 1.96%
BCT.Telus Communications,
  Incorporated                                         438,008        10,643,294
Potash Corporation of
  Saskatchewan,
  Incorporated - CAD                                   144,900         6,926,290
                                                                     -----------
                                                                      17,569,584

DENMARK - 0.47%
Danisco AS                                             107,500         4,190,069
                                                                     -----------

FRANCE - 8.07%
Aventis SA                                             280,200        16,286,365
Groupe Danone                                           69,480        16,377,813
Michelin (CGDE)-B Shares                                99,030         3,890,556
Pernod-Ricard SA                                       182,950        10,467,934



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
FRANCE - CONTINUED
SCOR                                                   186,077       $ 8,210,073
TOTAL Fina SA, B Shares                                128,060        17,092,658
                                                                     -----------
                                                                      72,325,399

GERMANY - 4.60%
BASF AG                                                284,110        14,596,103
Bayer AG                                               152,000         7,196,506
Schering AG                                             42,300         5,113,307
VEBA AG                                                162,500         7,898,251
Volkswagen AG                                          114,610         6,459,558
                                                                     -----------
                                                                      41,263,725

HONG KONG - 0.96%
Hong Kong Electric Holdings, Ltd.                    2,756,500         8,616,833
                                                                     -----------

IRELAND - 2.48%
Bank Of Ireland                                      1,996,810        15,890,740
Green Property Company                               1,101,140         6,322,628
                                                                     -----------
                                                                      22,213,368

ITALY - 3.46%
Mediaset SPA                                           839,879        13,063,040
Telecom Italia SPA RISP                              2,951,210        17,986,046
                                                                     -----------
                                                                      31,049,086

JAPAN - 9.47%
Canon, Incorporated                                      6,000           238,426
Daiichi Pharmaceutical
  Company                                              610,000         7,934,717
Fuji Photo Film Company                                371,000        13,544,387
Hitachi, Ltd.                                          702,000        11,268,279
Kao Corporation                                        141,000         4,022,854
Mitsubishi Electric
  Corporation                                          275,000         1,776,451
Mitsui & Company, Ltd.                                 160,000         1,119,702
Nippon Telegraph & Telephone
  Corporation                                            1,509        25,846,629
Pioneer Electronic                                     329,000         8,694,333
Sumitomo Marine & Fire                                 541,000         3,335,911
Tokyo Gas Company                                      212,000           516,668
Toppan Printing Company                                354,000         3,534,110
Toshiba Corporation                                    400,000         3,053,734
                                                                     -----------
                                                                      84,886,201

NETHERLANDS - 3.11%
ABN AMRO Holdings                                      285,673         7,136,760
International Nederlanded
  Groep NV                                             198,502        11,985,657
Philips Electronics NV                                  64,710         8,800,055
                                                                     -----------
                                                                      27,922,472

PORTUGAL - 0.52%
Cimpor-Cimentos de
  Portugual SA                                         282,016       $ 4,687,464
                                                                     -----------

SPAIN - 3.60%
Iberdrola SA                                           854,600        11,845,722
Telefonica SA                                          819,012        20,460,780
                                                                     -----------
                                                                      32,306,502

SWEDEN - 0.89%
Nordbanken Holding AB                                1,357,400         7,976,260
                                                                     -----------

SWITZERLAND - 7.21%
Compagnie Financiere
  Richemont AG                                          11,160        26,633,172
Forbo Holdings AG                                        7,420         3,494,945
Holderbank Financiere
  Glarus, Ltd.                                           5,005         6,852,289
Nestle SA                                               12,380        22,679,432
Swisscom AG                                             12,410         5,019,180
                                                                     -----------
                                                                      64,679,018

UNITED KINGDOM - 10.51%
Allied Domecq PLC                                    2,040,660        10,086,612
Astra Zeneca Group PLC                                 155,500         6,460,328
Bernard Matthews PLC                                 1,221,430         2,308,382
Blue Circle Industries                               1,053,651         6,161,105
Burmah Castrol PLC                                     364,358         6,438,710
Cadbury Schweppes                                      695,200         4,188,628
Great University Stores                                860,800         5,005,621
Imperial Tobacco                                       752,800         6,201,589
J. Sainsbury                                         1,651,294         9,329,006
National Westminster                                   227,100         4,878,901
Reckitt Benckiser PLC                                1,325,893        12,550,451
Royal & Sun Alliance                                 1,415,097        10,606,141
WPP Group PLC                                          639,300        10,016,815
                                                                     -----------
                                                                      94,232,289

UNITED STATES - 27.20%
Albertsons, Incorporated                               548,159        17,678,128
Alcoa, Incorporated                                    140,000        11,620,000
B.F. Goodrich Company *                                236,100         6,492,750
BJ's Wholesale Club,
  Incorporated *                                       194,200         7,088,300
Boise Cascade Corporation *                            170,500         6,905,250
Borg-Warner Automotive,
  Incorporated *                                       210,150         8,511,075
Cadiz, Incorporated *                                  444,200         4,219,900
Chase Manhattan
  Corporation                                          125,350         9,738,128
Comsat Corporation, Series 1*                          252,830         5,024,996



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
UNITED STATES - CONTINUED
Enhance Financial Services
  Group, Incorporated *                               443,000       $  7,198,750
FINOVA Group, Incorporated                            203,740          7,232,770
Fort James Corporation *                              245,600          6,723,300
General Dynamics
  Corporation                                         116,700          6,155,925
GenRad, Incorporated *                                319,700          5,155,162
Georgia-Pacific Corporation                            92,900          4,714,675
GTE Corporation *                                     170,300         12,016,794
Houghton Mifflin Company                              415,050         17,509,922
MBIA, Incorporated                                    291,550         15,397,484
Mellon Financial Corporation                          396,500         13,505,781
NCR Corporation *                                     152,431          5,773,324
Noble Drilling Corporation *                          160,390          5,252,772
Pharmacia & Upjohn,
  Incorporated *                                      106,450          4,790,250
Philip Morris Companies,
  Incorporated                                        860,750         19,958,641
Rite Aid Corporation                                  213,800          2,391,888
Sears Roebuck & Company                               226,500          6,894,094
Tupperware Corporation *                              277,700          4,703,544
U.S. Bancorp                                          232,900          5,545,931
Unicom Corporation *                                  467,750         15,669,625
                                                                    ------------
                                                                     243,869,159


TOTAL COMMON STOCKS
(Cost: $694,736,974)                                                $783,323,330
                                                                    ------------


PRINCIPAL
AMOUNT                                                                  VALUE
------                                                                  -----
SHORT TERM INVESTMENTS - 7.04%
$63,166,443    Navigator Securities Lending
               Trust, 5.86%                                         $ 63,166,443
                                                                    ------------

REPURCHASE AGREEMENTS - 5.61%
$50,297,000    Repurchase Agreement with State
               Street Bank & Trust  Company
               dated 12/31/1999 at 2.50%, to be
               repurchased at $50,307,479 on
               01/03/2000, collateralized by
               $49,750,000 U.S. Treasury Bonds,
               6.75% due 08/15/2026 (valued at
               $51,304,688, including interest)                     $ 50,297,000
                                                                    ------------

TOTAL INVESTMENTS   (GLOBAL EQUITY TRUST)
(Cost: $808,200,417)                                                $896,786,773
                                                                    ============


The Trust had the following five top industry concentrations at December 31,1999 (as a percentage of total value of investments).

Banking                                     8.90%
Food & Beverages                            8.35%
Telephone                                   6.60%
Tobacco                                     6.28%
Insurance                                   6.12%


GROWTH TRUST


                                                         SHARES         VALUE
                                                         ------         -----
COMMON STOCKS - 96.96%
AEROSPACE - 2.21%
Boeing Company                                           159,200     $ 6,616,750
United Technologies
  Corporation                                            120,000       7,800,000
                                                                     -----------
                                                                      14,416,750

BANKING - 0.66%
Zions BanCorporation                                      72,400       4,285,175
                                                                     -----------

BROADCASTING - 0.98%
Comcast Corporation,
   Class A                                                79,600       4,024,775
MediaOne Group,
  Incorporated *                                          30,800       2,365,825
                                                                     -----------
                                                                       6,390,600

BUILDING MATERIALS & CONSTRUCTION - 0.17%
Dycom Industries,
  Incorporated *                                          25,600       1,128,000
                                                                     -----------

BUSINESS SERVICES - 6.88%
America Online, Incorporated *                           256,800      19,372,350
American Management Systems,
  Incorporated *                                         117,300       3,680,287
First Data Corporation                                    61,500       3,032,719
SABRE Group Holdings,
  Incorporated, Class A *                                 67,300       3,449,125
Tyco International, Ltd.                                  76,700       2,981,713
Viad Corporation                                          92,100       2,567,288
Yahoo, Incorporated *                                     22,600       9,778,737
                                                                     -----------
                                                                      44,862,219

COMPUTERS & BUSINESS EQUIPMENT - 16.38%
3Com Corporation *                                       196,900       9,254,300
Apple Computer,
  Incorporated *                                          13,600       1,398,250
Cisco Systems, Incorporated*                             325,500      34,869,187



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
CSG Systems International,
  Incorporated *                                          22,000    $    877,250
Dell Computer Corporation *                              126,200       6,436,200
EMC Corporation *                                        117,300      12,815,025
Hewlett-Packard Company                                   46,700       5,320,881
International Business
  Machines Corporation                                   124,200      13,413,600
Network Solutions,
  Incorporated *                                          18,800       4,090,175
Sun Microsystems,
  Incorporated *                                         166,600      12,901,088
Tandy Corporation                                         73,100       3,595,606
Xircom, Incorporated *                                    25,100       1,882,500
                                                                    ------------
                                                                     106,854,062

DOMESTIC OIL - 0.22%
Dynegy, Incorporated                                      58,400       1,419,850
                                                                    ------------

DRUGS & HEALTH CARE - 11.59%
Abbott Laboratories                                       41,000       1,488,813
Amgen, Incorporated *                                     58,700       3,525,669
Biogen, Incorporated *                                    43,400       3,667,300
Bristol-Myers Squibb
  Company                                                194,000      12,452,375
Eli Lilly & Company                                       47,500       3,158,750
Johnson & Johnson                                        118,100      10,998,062
Medtronic, Incorporated                                   35,300       1,286,244
Merck & Company,
  Incorporated                                           186,600      12,513,862
Pfizer, Incorporated                                     436,800      14,168,700
Schering-Plough Corporation                              158,400       6,682,500
Warner-Lambert Company                                    69,200       5,670,075
                                                                    ------------
                                                                      75,612,350

ELECTRICAL EQUIPMENT - 6.90%
General Electric Company                                 290,700      44,985,825
                                                                    ------------

ELECTRIC UTILITIES - 0.66%
AES Corporation *                                         57,900       4,328,025
                                                                    ------------

ELECTRONICS - 13.43%
Analog Devices, Incorporated *                            55,000       5,115,000
Applied Materials,
  Incorporated *                                          82,400      10,439,050
Intel Corporation                                        302,400      24,891,300
Jabil Circuit, Incorporated *                             91,600       6,686,800
JDS Uniphase Corporation *                                64,000      10,324,000
Lucent Technologies,
  Incorporated                                           241,800      18,089,662
Motorola, Incorporated                                    21,700       3,195,325
Texas Instruments,
  Incorporated                                            52,700       5,105,312
Xilinx, Incorporated *                                    82,000     $ 3,728,438
                                                                     -----------
                                                                      87,574,887

FINANCIAL SERVICES - 1.81%
American Express Company                                  23,500       3,906,875
Citigroup, Incorporated                                   61,050       3,392,090
Federal National Mortgage
  Association                                             22,900       1,429,819
Metris Companies,
  Incorporated                                            86,900       3,101,244
                                                                     -----------
                                                                      11,830,028

FOOD & BEVERAGES - 2.69%
Dean Foods Company                                        83,500       3,319,125
International Home Foods,
  Incorporated *                                         214,100       3,719,988
PepsiCo, Incorporated                                     47,800       1,684,950
The Coca-Cola Company                                    150,800       8,784,100
                                                                     -----------
                                                                      17,508,163

HOUSEHOLD APPLIANCES - 0.91%
Maytag Corporation                                       123,100       5,908,800
                                                                     -----------

HOUSEHOLD PRODUCTS - 2.58%
Colgate-Palmolive Company                                 45,500       2,957,500
Procter & Gamble Company                                 110,900      12,150,481
Tupperware Corporation                                   102,100       1,729,319
                                                                     -----------
                                                                      16,837,300

NEWSPAPERS - 1.76%
Central Newspapers,
  Incorporated, Class A                                   97,000       3,819,375
Dow Jones & Company,
  Incorporated                                            50,000       3,400,000
Tribune Company                                           77,600       4,272,850
                                                                     -----------
                                                                      11,492,225

PETROLEUM SERVICES - 0.21%
Apache Corporation                                        37,600       1,388,850
                                                                     -----------

PUBLISHING - 0.69%
Time Warner, Incorporated                                 62,500       4,527,344
                                                                     -----------

RETAIL GROCERY - 0.43%
Safeway, Incorporated *                                   79,300       2,820,106
                                                                     -----------

RETAIL TRADE - 9.85%
Abercrombie & Fitch Company,
  Class A *                                               75,300       2,009,569
American Eagle Outfitters,
  Incorporated *                                          46,300       2,083,500
Best Buy Company,
  Incorporated *                                          70,900       3,558,294



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
RETAIL TRADE - CONTINUED
BJ's Wholesale Club,
  Incorporated *                                        79,600      $  2,905,400
Circuit City Stores,
  Incorporated                                          44,300         1,996,269
Costco Wholesale
  Corporation *                                         14,500         1,323,125
Dayton Hudson Corporation                               48,400         3,554,375
GAP, Incorporated                                       57,900         2,663,400
Home Depot, Incorporated                               248,250        17,020,640
Ross Stores, Incorporated                              134,100         2,405,419
Tiffany & Company                                       45,000         4,016,250
TJX Companies,
  Incorporated                                          62,300         1,273,256
Wal-Mart Stores,
  Incorporated                                         280,900        19,417,212
                                                                    ------------
                                                                      64,226,709

SOFTWARE - 10.41%
Adobe Systems, Incorporated                             38,200         2,568,950
Computer Associates
  International, Incorporated                           81,500         5,699,906
Microsoft Corporation *                                366,400        42,777,200
Oracle Systems Corporation *                           125,400        14,052,637
Symantec Corporation *                                  47,700         2,796,413
                                                                    ------------
                                                                      67,895,106

TELECOMMUNICATIONS SERVICES - 2.26%
QUALCOMM, Incorporated *                                54,800         9,651,650
Tellabs, Incorporated *                                 79,400         5,096,488
                                                                    ------------
                                                                      14,748,138

TELEPHONE - 2.89%
American Telephone &
  Telegraph Corporation                                 27,200         1,380,400
Bell Atlantic Corporation                               22,200         1,366,688
MCI WorldCom, Incorporated *                           206,100        10,936,181
Nextel Communications,
  Incorporated, Class A *                               50,000         5,156,250
                                                                    ------------
                                                                      18,839,519

TOBACCO - 0.39%
Philip Morris Companies,
  Incorporated                                         110,000         2,550,625
                                                                    ------------

TOTAL COMMON STOCKS
(Cost: $510,287,329)                                                $632,430,656
                                                                    ------------


PRINCIPAL
AMOUNT                                                                  VALUE
------                                                                  -----
SHORT TERM INVESTMENTS - 1.66%
$10,858,409 Navigator Securities Lending Trust,
                  5.86%                                             $ 10,858,409
                                                                    ------------

REPURCHASE AGREEMENTS - 1.38%
$8,974,000     Repurchase Agreement with State
               Street Bank & Trust  Company
               dated 12/31/1999 at 2.50%, to be
               repurchased at $8,975,870  on
               01/03/2000, collateralized by
               $8,460,000 U.S. Treasury Bonds,
               7.25% due 08/15/2022 (valued at
               $9,157,950, including interest)                      $  8,974,000
                                                                    ------------

TOTAL INVESTMENTS   (GROWTH TRUST)
(Cost:  $530,119,738)                                               $652,263,065
                                                                    ============


LARGE CAP GROWTH TRUST


                                                       SHARES           VALUE
                                                       ------           -----
COMMON STOCKS - 90.18%
AEROSPACE - 1.01%
General Dynamics
  Corporation                                            25,300       $1,334,575
Litton Industries, Incorporated *                        21,800        1,087,275
United Technologies
  Corporation                                            28,700        1,865,500
                                                                      ----------
                                                                       4,287,350

BANKING - 1.27%
Commonwealth Bank of
  Australia*                                             33,544          577,628
FleetBoston Financial
  Corporation                                            57,100        1,987,794
Mellon Financial Corporation                             49,800        1,696,312
State Street Corporation                                 15,400        1,125,162
                                                                      ----------
                                                                       5,386,896

BROADCASTING - 4.68%
American Telephone &
  Telegraph Corporation-
  Liberty Media Group,
   Class A *                                             62,600        3,552,550
Cablevision Systems
  Corporation, Class A *                                 28,100        2,121,550



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
BROADCASTING - CONTINUED
CBS Corporation *                                         60,307     $ 3,855,879
Chris Craft Industries,
  Incorporated *                                          13,400         966,475
Comcast Corporation,
   Class A                                                61,600       3,114,650
Fox Entertainment Group,
  Incorporated, Class A *                                 58,700       1,463,831
Infinity Broadcasting
  Corporation, Class A *                                  48,600       1,758,712
Television Francaise                                       2,300       1,204,790
Univision Communications,
  Incorporated, Class A *                                 17,700       1,808,719
                                                                     -----------
                                                                      19,847,156

BUSINESS SERVICES - 8.55%
America Online, Incorporated *                            61,200       4,616,775
At Home Corporation,
   Series A *                                             17,500         750,313
Automatic Data Processing,
  Incorporated                                            78,400       4,223,800
First Data Corporation                                    31,700       1,563,206
GoTo.com, Incorporated *                                  15,400         904,750
Legato Systems,
  Incorporated *                                          27,200       1,871,700
Lycos, Incorporated *                                     11,600         922,925
OmniCom Group,
  Incorporated                                            18,900       1,890,000
Preview Travel, Incorporated *                            24,600       1,282,275
RSA Security, Incorporated *                              25,900       2,007,250
Ticketmaster Online
  Citysearch, Class B *                                   47,800       1,837,312
TMP Worldwide, Incorporated *                              7,100       1,008,200
True North Communications                                 25,600       1,144,000
United Parcel Service,
  Incorporated, Class B                                   36,100       2,490,900
Verio, Incorporated *                                     40,100       1,852,119
Vignette Corporation *                                    15,600       2,542,800
WPP Group PLC                                             25,400       2,111,375
Yahoo, Incorporated *                                      7,500       3,245,156
                                                                     -----------
                                                                      36,264,856

CHEMICALS - 0.51%
Georgia Gulf Corporation                                  19,200         584,400
Monsanto Company                                          43,800       1,560,375
                                                                     -----------
                                                                       2,144,775

COMPUTERS & BUSINESS EQUIPMENT - 9.31%
Cisco Systems, Incorporated *                            145,450      15,581,331
Citrix Systems, Incorporated *                            20,600       2,533,800
Dell Computer Corporation *                               95,400     $ 4,865,400
EMC Corporation *                                         45,200       4,938,100
International Business
  Machines Corporation                                    35,500       3,834,000
Mypoints Common,
  Incorporated *                                           6,600         488,400
Redback Networks,
  Incorporated *                                           6,900       1,224,750
Sun Microsystems,
  Incorporated *                                          62,400       4,832,100
Trans Cosmos, Incorporated                                 2,800       1,194,872
                                                                     -----------
                                                                      39,492,753

CONTAINERS & GLASS - 0.32%
Owens-Illinois, Incorporated *                            54,500       1,365,906
                                                                     -----------

CRUDE PETROLEUM & NATURAL GAS - 0.13%
Barrett Resources
  Corporation *                                           19,000         559,313
                                                                     -----------

DOMESTIC OIL - 0.65%
Exxon Mobil Corporation                                   34,100       2,747,181
                                                                     -----------

DRUGS & HEALTH CARE - 12.71%
American Home Products
  Corporation                                             25,000         985,938
Amgen, Incorporated *                                     98,800       5,934,175
Bausch & Lomb, Incorporated                               21,500       1,471,406
Becton Dickinson & Company                                 8,700         232,725
Bristol-Myers Squibb
  Company                                                 98,800       6,341,725
Eli Lilly & Company                                       42,300       2,812,950
Gilead Sciences,
  Incorporated *                                          25,500       1,380,187
Human Genome Sciences,
  Incorporated *                                          12,400       1,892,550
Inhale Therapeutic Systems *                              22,500         957,656
Johnson & Johnson                                         45,600       4,246,500
Medtronic, Incorporated                                   41,000       1,493,937
Merck & Company,
  Incorporated                                           123,100       8,255,394
Millennium Pharmaceuticals *                              25,700       3,135,400
Pfizer, Incorporated                                      64,257       2,084,336
Pharmacia & Upjohn,
  Incorporated                                            28,000       1,260,000
Protein Design Labs,
  Incorporated *                                          19,207       1,344,490
QLT PhotoTherapeutics,
  Incorporated *                                          14,800         869,608



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
DRUGS & HEALTH CARE - CONTINUED
Schering-Plough Corporation                             74,500       $ 3,142,969
SmithKline Beecham PLC, ADR                             24,800         1,598,050
Warner-Lambert Company                                  54,500         4,465,594
                                                                     -----------
                                                                      53,905,590

ELECTRICAL EQUIPMENT - 5.29%
Emerson Electric Company                                42,300         2,426,963
Furukawa Electric Company, Ltd.                         86,000         1,304,688
General Electric Company                               114,300        17,687,925
Omron Corporation                                       44,000         1,014,192
                                                                     -----------
                                                                      22,433,768

ELECTRIC UTILITIES - 0.81%
AES Corporation *                                       24,200         1,808,950
Calpine Corporation *                                   16,200         1,036,800
Niagara Mohawk Holdings,
  Incorporated *                                        41,300           575,619
                                                                     -----------
                                                                       3,421,369

ELECTRONICS - 9.23%
Agilent Technologies,
  Incorporated *                                        33,100         2,559,044
Altera Corporation *                                    32,500         1,610,781
Applied Materials,
  Incorporated *                                        11,600         1,469,575
Intel Corporation                                      143,700        11,828,306
Lexmark International Group,
  Incorporated, Class A *                               20,337         1,840,499
Linear Technology
  Corporation                                           13,000           930,313
Lucent Technologies,
  Incorporated                                         107,024         8,006,733
Micron Technology,
  Incorporated *                                         9,500           738,625
Motorola, Incorporated                                  28,400         4,181,900
Synopsys, Incorporated *                                21,800         1,455,150
Texas Instruments,
  Incorporated                                          46,500         4,504,687
                                                                     -----------
                                                                      39,125,613

FINANCIAL SERVICES - 4.37%
American Express Company                                23,400         3,890,250
Association First Capital
  Corporation, Class A                                  56,468         1,549,341
Charles Schwab Corporation                              25,500           978,563
Citigroup, Incorporated                                 58,100         3,228,181
Federal Home Loan Mortgage
  Corporation                                           30,300         1,425,994
Federal National Mortgage
  Association                                           70,200         4,383,112
Goldman Sachs Group,
  Incorporated                                          19,000         1,789,562
Morgan Stanley Dean Witter &
  Company                                                9,100       $ 1,299,025
                                                                     -----------
                                                                      18,544,028

FOOD & BEVERAGES - 2.04%
H.J. Heinz Company                                      28,700         1,142,619
PepsiCo, Incorporated                                   27,900           983,475
Quaker Oats Company                                     36,800         2,415,000
The Coca-Cola Company                                   70,700         4,118,275
                                                                     -----------
                                                                       8,659,369
GOLD - 0.43%
Barrick Gold Corporation                                23,600           417,425
Barrick Gold Corporation - CAD                           4,900            87,409
Newmont Mining Corporation                              29,400           720,300
Placer Dome, Incorporated                               50,900           547,175
Placer Dome, Incorporated - CAD                          4,300            45,875
                                                                     -----------
                                                                       1,818,184

HOTELS & RESTAURANTS - 0.87%
McDonalds Corporation                                   91,100         3,672,469
                                                                     -----------

HOUSEHOLD APPLIANCES - 0.44%
Corning, Incorporated                                   14,600         1,882,488
                                                                     -----------

HOUSEHOLD PRODUCTS - 2.41%
Gillette Company                                        72,900         3,002,569
Procter & Gamble Company                                65,700         7,198,256
                                                                     -----------
                                                                      10,200,825

INDUSTRIAL MACHINERY - 0.72%
Ingersoll-Rand Company                                  28,700         1,580,294
Mannesmann AG                                            6,100         1,471,687
                                                                     -----------
                                                                       3,051,981

INSURANCE - 1.61%
American International Group,
  Incorporated                                          43,671         4,721,927
CIGNA Corporation                                       15,500         1,248,719
Marsh & Mclennan Companies,
  Incorporated                                           9,100           870,756
                                                                     -----------
                                                                       6,841,402

INTERNATIONAL OIL - 0.84%
Halliburton Company                                     54,500         2,193,625
Texaco, Incorporated                                    25,100         1,363,244
                                                                     -----------
                                                                       3,556,869

LEISURE TIME - 0.80%
CNET, Incorporated *                                    20,600         1,169,050
Seagram, Ltd.                                           18,600           833,810
The Walt Disney Company                                 47,357         1,385,192
                                                                     -----------
                                                                       3,388,052



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
LIQUOR - 0.63%
Anheuser-Busch Companies,
  Incorporated                                          37,900      $  2,686,162
                                                                    ------------

NEWSPAPERS - 1.05%
New York Times Company,
  Class A                                               90,600         4,450,725
                                                                    ------------

PAPER - 0.83%
Champion International
  Corporation                                           18,600         1,152,038
Minnesota Mining &
  Manufacturing Company                                 24,100         2,358,787
                                                                    ------------
                                                                       3,510,825

PETROLEUM SERVICES - 0.42%
Schlumberger, Ltd.                                      28,400         1,597,500
Transocean Offshore,
  Incorporated                                           5,498           185,222
                                                                    ------------
                                                                       1,782,722

PUBLISHING - 1.40%
Reuters Group PLC                                       26,000         2,101,125
Time Warner, Incorporated                               53,200         3,853,675
                                                                    ------------
                                                                       5,954,800

RETAIL TRADE - 5.16%
Bulgari SPA                                            109,300           982,122
Costco Wholesale
  Corporation *                                         28,900         2,637,125
Dayton Hudson Corporation                               19,200         1,410,000
Home Depot, Incorporated                               107,250         7,353,328
Swatch Group                                             5,036         1,173,369
Wal-Mart Stores,
  Incorporated                                         120,700         8,343,388
                                                                    ------------
                                                                      21,899,332

SOFTWARE - 5.85%
BMC Software, Incorporated *                            14,900         1,191,069
Inktomi Corporation *                                   13,000         1,153,750
Intuit, Incorporated *                                  34,900         2,091,818
Microsoft Corporation *                                174,300        20,349,525
                                                                    ------------
                                                                      24,786,162

TELECOMMUNICATIONS SERVICES - 2.14%
Cox Communications,
  Incorporated, Class A *                               40,100         2,065,150
Focal Communications
  Corporation *                                         62,600         1,510,225
Metromedia Fiber Network,
  Incorporated, Class A *                               42,100         2,018,169
Powertel, Incorporated *                                15,300         1,535,738
PrimaCom AG                                             16,500         1,000,600
Vodafone Group PLC, ADR                                 19,250      $    952,875
                                                                    ------------
                                                                       9,082,757

TELEPHONE - 2.74%
Allegiance Telecom,
  Incorporated *                                        13,700         1,263,825
American Telephone &
  Telegraph Corporation                                 29,541         1,499,206
DDI Corporation                                             58           794,754
MCI WorldCom, Incorporated *                            34,541         1,832,805
Nextel Communications,
  Incorporated, Class A *                               10,900         1,124,062
SBC Communications,
  Incorporated                                          35,645         1,737,694
Sprint Corporation (FON Group)                          15,200         1,023,150
Telephone & Data Systems,
  Incorporated                                           8,900         1,121,400
Western Wireless Corporation,
  Class A *                                             18,600         1,241,550
                                                                    ------------
                                                                      11,638,446

TOBACCO - 0.96%
Philip Morris Companies,
  Incorporated                                         175,000         4,057,812
                                                                    ------------

TOTAL COMMON STOCKS
(Cost: $320,756,028)                                                $382,447,935
                                                                    ------------

RIGHTS - 0%
TELECOMMUNICATIONS
TALK.com, Incorporated                                   1,315                 0
                                                                    ------------


PRINCIPAL
AMOUNT                                                                  VALUE
------                                                                  -----
SHORT TERM INVESTMENTS - 5.08%
$21,560,181    Navigator Securities Lending
               Trust, 5.86%                                         $ 21,560,181
                                                                    ------------

REPURCHASE AGREEMENTS - 4.74%
$20,076,000    Repurchase Agreement with State
               Street Bank & Trust Company
               dated 12/31/1999 at 5.00%, to be
               repurchased at $20,084,365 on
               01/03/2000, collateralized by
               $18,915,000 U.S. Treasury Bonds,
               8.75% due 11/15/2008 (valued at
               $20,475,488, including interest)
               and  $5,000 U.S. Treasury Notes,
               6.75% due 04/30/2000 ( valued at
               $5,069, including interest)                          $ 20,076,000
                                                                    ------------

TOTAL INVESTMENTS   (LARGE CAP
GROWTH TRUST)  (Cost: $362,392,209)                                 $424,084,116
                                                                    ============



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 -CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------
QUANTITATIVE EQUITY TRUST

                                                     SHARES            VALUE
                                                     ------            -----
COMMON STOCKS - 89.15%
AEROSPACE - 2.15%
Honeywell International,
  Incorporated                                       78,000          $ 4,499,625
United Technologies
  Corporation                                        85,600            5,564,000
                                                                     -----------
                                                                      10,063,625

AIR TRAVEL - 0.74%
Southwest Airlines Company                          214,400            3,470,600
                                                                     -----------

AUTOMOBILES - 1.26%
Ford Motor Company                                  110,400            5,899,500
                                                                     -----------

BANKING - 5.00%
Bank America Corporation                             91,100            4,572,081
Charter One Financial,
  Incorporated                                       42,525              813,291
Chase Manhattan Corporation                          61,000            4,738,937

FleetBoston Financial
  Corporation                                       109,800            3,822,412
MBNA Corporation                                    151,100            4,117,475
Providian Financial
  Corporation                                        19,800            1,803,038
Washington Mutual,
  Incorporated                                      136,600            3,551,600
                                                                     -----------
                                                                      23,418,834

BROADCASTING - 1.17%
Adelphia Communications
  Corporation, Class A *                             28,900            1,896,563
Clear Channel Communications *                       13,400            1,195,950
Univision Communications,
  Incorporated, Class A *                            23,500            2,401,406
                                                                     -----------
                                                                       5,493,919

BUSINESS SERVICES - 3.33%
Amdocs, Ltd. *                                       41,700            1,438,650
America Online, Incorporated *                       82,800            6,246,225
Optio Software, Incorporated 8                       10,000              235,000
Outsource International,
  Incorporated *                                     75,000              142,969
TMP Worldwide, Incorporated *                        13,900            1,973,800
Tyco International, Ltd.                            125,000            4,859,375
Xpedior, Incorporated *                              25,000              718,750
                                                                     -----------
                                                                      15,614,769

CHEMICALS - 2.46%
Monsanto Company                                    156,800          $ 5,586,000
PPG Industries, Incorporated                         72,900            4,560,806
Waters Corporation *                                 25,800            1,367,400
                                                                     -----------
                                                                      11,514,206

COMPUTERS & BUSINESS EQUIPMENT - 5.74%
Cisco Systems, Incorporated *                        81,800            8,762,825
CSG Systems International,
  Incorporated *                                     35,900            1,431,512
EMC Corporation *                                    89,400            9,766,950
Pitney Bowes, Incorporated                           92,700            4,478,569
Xerox Corporation                                   108,300            2,457,056
                                                                     -----------
                                                                      26,896,912

CONSTRUCTION MATERIALS - 0.83%
Masco Corporation                                   153,700            3,900,138
                                                                     -----------

COSMETICS & TOILETRIES - 0.24%
Estee Lauder Companies,
  Incorporated, Class A                              22,600            1,139,888
                                                                     -----------

CRUDE PETROLEUM & NATURAL GAS - 1.00%
Conoco, Incorporated, Class A                       189,200            4,682,700
                                                                     -----------

DOMESTIC OIL - 1.80%
Anadarko Petroleum Corporation                       57,200            1,951,950

Conoco, Incorporated, Class B                        57,800            1,437,775
USX-Marathon Group                                  204,000            5,036,250
                                                                     -----------
                                                                       8,425,975

DRUGS & HEALTH CARE - 6.55%
Biogen, Incorporated *                               22,700            1,918,150
Guidant Corporation                                 129,500            6,086,500
McKesson HBOC, Incorporated                          61,300            1,383,081

Medimmune, Incorporated *                            13,100            2,172,963
Medtronic, Incorporated                             156,700            5,709,756
Schering-Plough Corporation                          80,400            3,391,875
United Healthcare
  Corporation                                        88,000            4,675,000
Warner-Lambert Company                               65,200            5,342,325
                                                                     -----------
                                                                      30,679,650

ELECTRICAL EQUIPMENT - 3.29%
Emerson Electric Company                             24,600            1,411,425
General Electric Company                             72,300           11,188,425
KLA-Tencor Corporation *                             15,100            1,681,762
TeleCorp PCS, Incorporated,
  Class A *                                          30,000            1,140,000
                                                                     -----------
                                                                      15,421,612



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 -CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
ELECTRIC UTILITIES - 0.89%
Calpine Corporation *                                  35,100        $ 2,246,400
Energy East Corporation                                42,500            884,531
Public Service Enterprise
  Group, Incorporated                                  29,200          1,016,525
                                                                     -----------
                                                                       4,147,456

ELECTRONICS - 13.10%
Agilent Technologies,
  Incorporated *                                       65,000          5,025,313
Applied Materials,
  Incorporated *                                       31,900          4,041,331
Electronics For Imaging,
  Incorporated *                                       22,500          1,307,813
Intel Corporation                                      69,500          5,720,719
JDS Uniphase Corporation *                             45,200          7,291,325
Lexmark International Group,
  Incorporated, Class A *                              12,900          1,167,450
LSI Logic Corporation *                               101,200          6,831,000
Lucent Technologies,
  Incorporated                                        120,275          8,998,073
Motorola, Incorporated                                 62,400          9,188,400
PMC-Sierra, Incorporated *                             10,500          1,683,281
Scientific-Atlanta,
  Incorporated                                         24,300          1,351,688
Sycamore Networks,
  Incorporated *                                        6,000          1,848,000
Texas Instruments,
  Incorporated                                         71,500          6,926,562
                                                                     -----------
                                                                      61,380,955

FINANCIAL SERVICES - 4.91%
Capital One Financial
  Corporation                                          20,900          1,007,119
Citigroup, Incorporated                               145,500          8,084,344
Federal National Mortgage
  Association                                          89,500          5,588,156
Morgan Stanley Dean Witter &
  Company                                              37,100          5,296,025
T. Rowe Price & Associates,
  Incorporated                                         28,300          1,045,331
Wells Fargo & Company                                  49,000          1,981,437
                                                                     -----------
                                                                      23,002,412

FOOD & BEVERAGES - 2.64%
ConAgra, Incorporated                                  67,600          1,525,225
Pepsi Bottling Group,
  Incorporated                                        308,200          5,104,562

FOOD & BEVERAGES - CONTINUED
PepsiCo, Incorporated                                 116,200        $ 4,096,050
Supervalu, Incorporated                                81,500          1,630,000
                                                                     -----------
                                                                      12,355,837

GAS & PIPELINE UTILITIES - 1.65%
Coastal Corporation                                   163,300          5,786,944
El Paso Energy Corporation                             50,500          1,960,031
                                                                     -----------
                                                                       7,746,975

HOTELS & RESTAURANTS - 0.70%
Darden Restaurants,
  Incorporated                                        71,100           1,288,688
MGM Grand, Incorporated                               39,200           1,972,250
                                                                      ----------
                                                                       3,260,938

INDUSTRIAL MACHINERY - 1.08%
Ingersoll-Rand Company                                91,900           5,060,244
                                                                      ----------

INSURANCE - 3.15%
American International Group,
  Incorporated                                        64,950           7,022,719
Marsh & McLennan Companies,
  Incorporated                                        80,950           7,745,903
                                                                      ----------
                                                                      14,768,622

INTERNATIONAL OIL - 0.42%
Atlantic Richfield Company                            22,800           1,972,200
                                                                      ----------

LEISURE TIME - 1.18%
Carnival Corporation, Class A                        100,400           4,800,375
Royal Caribbean Cruises, Ltd.                         15,000             739,687
                                                                      ----------
                                                                       5,540,062

PAPER - 0.43%
Boise Cascade Corporation                             49,600           2,008,800
                                                                      ----------

PETROLEUM SERVICES - 0.44%
Noble Drilling Corporation *                          62,700           2,053,425
                                                                      ----------

PUBLISHING - 1.20%
Readers Digest Association,
  Incorporated, Class A                               50,800           1,485,900
Time Warner, Incorporated                             57,300           4,150,669
                                                                      ----------
                                                                       5,636,569



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 -CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
RETAIL GROCERY - 1.95%
Kroger Company *                                      208,700       $  3,939,213
Safeway, Incorporated                                 146,200          5,199,237
                                                                    ------------
                                                                       9,138,450

RETAIL TRADE - 8.73%
Abercrombie & Fitch Company, Class A *                 22,700            605,806
Best Buy Company,
  Incorporated *                                       33,800          1,696,338
CVS Corporation                                       165,800          6,621,637
Dayton Hudson Corporation                              59,500          4,369,531
Home Depot, Incorporated                               92,700          6,355,744
Lowe's Companies, Incorporated                        100,100          5,980,975
Staples, Incorporated *                               378,450          7,852,837
Tiffany & Company                                      25,200          2,249,100
Wal-Mart Stores, Incorporated                          74,900          5,177,463
                                                                    ------------
                                                                      40,909,431

SOFTWARE - 4.56%
Intuit, Incorporated *                                 21,300          1,276,669
Microsoft Corporation *                               123,700         14,441,975
Siebel Systems, Incorporated *                         18,100          1,520,400
USA Networks, Incorporated *                           32,900          1,817,725
Veritas Software Corporation *                         16,100          2,304,312
                                                                    ------------
                                                                      21,361,081

TELECOMMUNICATIONS SERVICES - 3.03%
Airnet Commerce Corporation *                          40,000          1,455,000
Infonet Services Corporation,
  Class B *                                            10,000            262,500
Metromedia Fiber Network,
  Incorporated, Class A *                              28,300          1,356,631
Tellabs, Incorporated *                                71,000          4,557,313
Vodafone Airtouch Group PLC, ADR                      132,050          6,536,475
                                                                    ------------
                                                                      14,167,919

TELEPHONE - 2.75%
American Telephone &
  Telegraph Corporation                                67,600          3,430,700
MCI WorldCom, Incorporated *                          154,455          8,195,768
Qwest Communications
  International, Incorporated *                        28,900          1,242,700
                                                                    ------------
                                                                      12,869,168

TOBACCO - 0.47%
Philip Morris Companies,
  Incorporated                                         94,200          2,184,263
                                                                    ------------

TRUCKING & FREIGHT - 0.31%
U.S. Freightways Corporation                           30,500       $  1,460,188
                                                                    ------------

TOTAL COMMON STOCKS
(Cost: $365,123,862)                                                $417,647,323
                                                                    ------------


PRINCIPAL
AMOUNT                                                                  VALUE
------                                                                  -----
SHORT TERM INVESTMENTS - 7.28%
$34,098,803 Navigator Securities Lending Trust,                      $34,098,803
            5.86%                                                   ------------

REPURCHASE AGREEMENTS - 3.57%
$16,717,000    Repurchase Agreement with State
               Street Bank & Trust Company dated
               12/31/1999 at 2.95% to be
               repurchased at $16,721,110 on
               01/03/2000, collateralized by
               $16,760,000 U.S. Treasury Notes,
               6.375% due 09/30/2001 (valued at
               $17,053,300, including interest)                      $16,717,000
                                                                    ------------

TOTAL INVESTMENTS   (QUANTITATIVE EQUITY
TRUST)  (Cost: $415,939,665)                                        $468,463,126
                                                                    ============


BLUE CHIP GROWTH TRUST

                                                    SHARES             VALUE
                                                    ------             -----
COMMON STOCKS - 94.57%
AEROSPACE - 0.59%
Honeywell International,
  Incorporated                                      181,000          $10,441,438
                                                                     -----------

APPAREL & TEXTILES - 0.36%
NIKE, Incorporated, Class B                         129,300            6,408,431
                                                                     -----------

AUTO PARTS - 0.61%
Danaher Corporation                                 222,500           10,735,625
                                                                     -----------

BANKING - 3.75%
Bank America Corporation                            121,800            6,112,837



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 -CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
BANKING - CONTINUED
Bank of New York,
  Incorporated                                         435,900      $ 17,436,000
Chase Manhattan Corporation                            133,600        10,379,050
Firstar Corporation                                    492,000        10,393,500
Mellon Financial Corporation                           443,800        15,116,937
Providian Financial
  Corporation                                           13,000         1,183,813
State Street Corporation                                79,900         5,837,694
                                                                    ------------
                                                                      66,459,831

BROADCASTING - 5.49%
American Telephone &
  Telegraph
  Corporation-Liberty Media
  Group, Class A *                                     134,500         7,632,875
CBS Corporation *                                      484,700        30,990,506
Clear Channel Communications *                         180,000        16,065,000
Comcast Corporation, Class A                           157,200         7,948,425
Fox Entertainment Group,
  Incorporated, Class A *                              181,500         4,526,156
Infinity Broadcasting
  Corporation, Class A *                               301,200        10,899,675
MediaOne Group, Incorporated *                         249,900        19,195,444
                                                                    ------------
                                                                      97,258,081

BUSINESS SERVICES - 7.17%
America Online, Incorporated *                         363,000        27,383,812
Automatic Data Processing,
  Incorporated                                         303,400        16,345,675
Concord EFS, Incorporated *                             18,050           464,788
First Data Corporation                                 297,700        14,680,331
OmniCom Group, Incorporated                            185,100        18,510,000
Tyco International, Ltd.                               878,296        34,143,757
United Parcel Service,
  Incorporated, Class B                                 38,900         2,684,100
Yahoo, Incorporated *                                   29,800        12,894,088
                                                                    ------------
                                                                     127,106,551

CHEMICALS - 0.21%
Great Lakes Chemical Corporation                        99,900         3,814,931
                                                                    ------------

COMPUTERS & BUSINESS EQUIPMENT - 6.27%
3Com Corporation *                                      26,000         1,222,000
Ceridian Corporation *                                  62,500         1,347,656
Cisco Systems, Incorporated *                          338,650        36,277,881
Citrix Systems, Incorporated *                          75,100      $  9,237,300
Dell Computer Corporation *                            421,500        21,496,500
EMC Corporation *                                       88,100         9,624,925
Hewlett-Packard Company                                139,900        15,939,856
International Business
  Machines Corporation                                  27,700         2,991,600
Sun Microsystems,
  Incorporated *                                       168,100        13,017,244
                                                                    ------------
                                                                     111,154,962

CONSTRUCTION MATERIALS - 0.39%
Masco Corporation                                      273,100         6,929,913
                                                                    ------------

DOMESTIC OIL - 1.38%
Amerada Hess Corporation                              61,300           3,478,775
Exxon Mobil Corporation                              260,333          20,973,077
                                                                     -----------
                                                                      24,451,852

DRUGS & HEALTH CARE - 12.16%
American Home Products
  Corporation                                        298,000          11,752,375
Amgen, Incorporated *                                156,400           9,393,775
Baxter International,
  Incorporated                                       163,800          10,288,687
Biogen, Incorporated *                                18,200           1,537,900
Bristol-Myers Squibb Company                         382,500          24,551,719
Eli Lilly & Company                                  181,300          12,056,450
Genetech, Incorporated *                              99,700          13,409,650
IMS Health, Incorporated                             177,300           4,820,344
Johnson & Johnson                                    192,900          17,963,812
Medtronic, Incorporated                               12,600             459,113
Merck & Company, Incorporated                        284,700          19,092,694
Pfizer, Incorporated                                 585,600          18,995,400
Schering-Plough Corporation                          366,800          15,474,375
United Healthcare
  Corporation                                        334,600          17,775,625
Warner-Lambert Company                               371,800          30,464,362
Wellpoint Health Networks,
  Incorporated, Class A *                            113,700           7,497,094
                                                                     -----------
                                                                     215,533,375

ELECTRICAL EQUIPMENT - 2.91%
General Electric Company                             263,800          40,823,050
Solectron Corporation *                              114,000          10,844,250
                                                                     -----------
                                                                      51,667,300

ELECTRONICS - 8.58%
Altera Corporation *                                 171,200           8,485,100




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 -CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
ELECTRONICS - CONTINUED
Analog Devices, Incorporated *                        10,400        $    967,200
Applied Materials,
  Incorporated *                                     134,000          16,976,125
Flextronics International *                          107,300           4,935,800
Intel Corporation                                    382,500          31,484,531
JDS Uniphase Corporation *                            39,800           6,420,238
Lexmark International Group,
  Incorporated, Class A *                             33,700           3,049,850
Lucent Technologies,
  Incorporated                                       267,025          19,976,808
Maxim Integrated Products,
  Incorporated *                                     414,600          19,563,937
Motorola, Incorporated                                81,200          11,956,700
Texas Instruments,
  Incorporated                                       184,400          17,863,750
Xilinx, Incorporated *                               227,800          10,357,781
                                                                    ------------
                                                                     152,037,820

FINANCIAL SERVICES - 10.80%
American Express Company                             128,700          21,396,375
Association First Capital
  Corporation, Class A                               219,100           6,011,556
Capital One Financial
  Corporation                                        283,500          13,661,156
Citigroup, Incorporated                              961,775          53,438,623
Federal Home Loan Mortgage
  Corporation                                        744,200          35,023,913
Federal National Mortgage
  Association                                        330,600          20,641,838
Goldman Sachs Group,
  Incorporated                                        30,500           2,872,719
Morgan Stanley Dean Witter &
  Company                                            103,300          14,746,075
Wells Fargo & Company                                585,200          23,664,025
                                                                    ------------
                                                                     191,456,280

FOOD & BEVERAGES - 1.28%
PepsiCo, Incorporated                                385,200          13,578,300
Quaker Oats Company                                   12,600             826,875
The Coca-Cola Company                                 93,300           5,434,725
United States Foodservice *                          171,894           2,879,224
                                                                    ------------
                                                                      22,719,124

HOTELS & RESTAURANTS - 0.80%
McDonalds Corporation                                223,000           8,989,688
Starwood Hotels & Resorts, Class B                   223,300           5,247,550
                                                                    ------------
                                                                      14,237,238

HOUSEHOLD APPLIANCES - 1.40%
Corning, Incorporated                                192,800        $ 24,859,150
                                                                    ------------

HOUSEHOLD PRODUCTS - 1.08%
Colgate-Palmolive Company                            107,800           7,007,000
Gillette Company                                       2,600             107,088
Procter & Gamble Company                             109,400          11,986,137
                                                                    ------------
                                                                      19,100,225

INSURANCE - 2.37%
ACE, Ltd.                                            320,300           5,345,006
American General
  Corporation                                         28,600           2,170,025
American International Group,
  Incorporated                                        74,418           8,046,446
Berkshire Hathaway,
  Incorporated, Class A *                                 25           1,402,500
Berkshire Hathaway,
  Incorporated, Class B *                                 18              32,940
CIGNA Corporation                                     25,400           2,046,288
Marsh & McLennan Companies,
  Incorporated                                       157,600          15,080,350
UnumProvident Corporation                             12,500             400,781
XL Capital, Ltd., Shares A                           143,242           7,430,679
                                                                      ----------
                                                                      41,955,015

INTERNATIONAL OIL - 1.70%
Chevron Corporation                                  145,100          12,569,287
Halliburton Company                                  181,300           7,297,325
Royal Dutch Petroleum
  Company, GDR                                       169,300          10,232,069
                                                                      ----------
                                                                      30,098,681

LEISURE TIME - 0.26%
Carnival Corporation, Class A                         25,900           1,238,344
Hasbro, Incorporated                                 142,200           2,710,687
The Walt Disney Company                               24,800             725,400
                                                                      ----------
                                                                       4,674,431

NEWSPAPERS - 0.42%
Tribune Company                                      134,100           7,383,881
                                                                      ----------

PAPER - 1.15%
Kimberly-Clark Corporation                           311,900          20,351,475
                                                                      ----------

PETROLEUM SERVICES - 0.66%
BP Amoco PLC                                         198,600          11,779,463
                                                                      ----------

PHOTOGRAPHY - 0.27%
Eastman Kodak Company                                 72,200           4,783,250
                                                                      ----------



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 -CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
PUBLISHING - 1.24%
Time Warner, Incorporated                            304,200      $   22,035,488
                                                                  --------------

RETAIL GROCERY - 1.50%
Kroger Company *                                     566,900          10,700,238
Safeway, Incorporated *                              446,900          15,892,881
                                                                  --------------
                                                                      26,593,119

RETAIL TRADE - 4.61%
CVS Corporation                                      303,666          12,127,661
Dayton Hudson Corporation                            150,000          11,015,625
Home Depot, Incorporated                             401,400          27,520,987
Wal-Mart Stores, Incorporated
                                                     448,200          30,981,825
                                                                  --------------
                                                                      81,646,098

SANITARY SERVICES - 0.08%
Waste Management, Incorporated                        77,800           1,337,188
                                                                  --------------

SOFTWARE - 8.39%
BMC Software, Incorporated *                         215,900          17,258,506
Computer Associates International,                   222,600          15,568,087
  Incorporated
Microsoft Corporation *                              588,700          68,730,725
Oracle Systems Corporation *                         251,500          28,183,719
Parametric Technology Corporation *                  287,100           7,769,644
Veritas Software Corporation *                        77,750          11,127,969
                                                                  --------------
                                                                     148,638,650

TELECOMMUNICATIONS SERVICES - 2.08%
Nokia Corporaton, ADR                                106,700          20,273,000
Tellabs, Incorporated *                               49,000           3,145,187
Vodafone Airtouch Group PLC, ADR                     271,650          13,446,675
                                                                  --------------
                                                                      36,864,862

TELEPHONE - 3.83%
Alltel Corporation                                   100,200           8,285,287
GTE Corporation                                       62,200           4,388,988
MCI WorldCom, Incorporated *                         528,215          28,028,382
Nextel Communications,
  Incorporated, Class A *                             74,700           7,703,438
SBC Communications, Incorporated                     125,600           6,123,000
Sprint Corporation (FON Group)                       199,300          13,415,381
                                                                  --------------
                                                                      67,944,476

TOBACCO - 0.38%
Philip Morris Companies,
  Incorporated                                       291,600      $    6,761,475
                                                                  --------------

TRUCKING & FREIGHT - 0.40%
Kansas City Southern
  Industries, Incorporated                            95,300           7,111,763
                                                                  --------------

TOTAL COMMON STOCKS
(Cost: $1,166,637,581)                                            $1,676,331,442
                                                                  --------------



PRINCIPAL
AMOUNT                                                                  VALUE
------                                                                  -----
SHORT TERM INVESTMENTS - 5.01%
$25,000,000 American Petrofina Holding,
                 6.33% due 01/31/2000                                $24,868,125
  3,000,000 AWB Finance, Ltd.,
                 6.10% due 01/31/2000                                  2,984,750
  5,000,000 Corporate Asset Fund,
                 6.00% due 02/02/2000                                  4,973,333
    120,000 KFW International Finance,
                  Incorporated, 5.95% due
                  02/17/2000                                             119,068
 32,798,153 Navigator Securities Lending Trust,
                 5.86%                                                32,798,153
  2,530,000 Park Avenue Recreation
                  Corporation, 6.15% due
                  01/19/2000                                           2,522,220
  8,500,000 Preferred Receivables Funding
                  Corporation, 6.45% due
                   01/21/2000                                          8,469,542
 12,000,000 T. Rowe Price Resources Investor
                  Fund                                                12,000,000
                                                                    ------------
                                                                     $88,735,191

REPURCHASE AGREEMENTS - 0.42%
$7,403,000  Repurchase Agreement with State
            Street Bank & Trust  Company  dated
            12/31/1999 at 2.50%, to be
            repurchased at $7,404,542 on
            01/03/2000, collateralized by
            $6,980,000 U.S. Treasury Bonds,
            7.25% due 08/15/2022 (valued at
            $7,555,850, including interest)                           $7,403,000
                                                                    ------------

TOTAL INVESTMENTS   (BLUE CHIP GROWTH
TRUST)  (Cost: $1,262,775,772)                                    $1,772,469,633
                                                                  ==============



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 -CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

REAL ESTATE SECURITIES TRUST

                                                       SHARES           VALUE
                                                       ------           -----
COMMON STOCKS - 90.76%
BANKING - 9.02%
Astoria Financial Corporation                            12,000      $   365,250
Bank One Corporation                                     40,000        1,282,500
Bank United Corporation,
  Class A                                                 9,000          245,250
Centura Banks, Incorporated                               8,400          370,650
Charter One Financial,
  Incorporated                                           41,700          797,512
Colonial Bancgroup,
  Incorporated                                          115,000        1,193,125
Commercial Federal Corporation                           46,000          819,375
Community First Bankshares,
  Incorporated                                           50,000          787,500
Dime Bancorp, Incorporated                               50,200          759,275
Golden State Bancorp,
  Incorporated *                                         50,000          862,500
Golden West Financial
  Corporation                                            12,000          402,000
Greenpoint Financial
  Corporation                                            65,000        1,547,812
Hibernia Corporation, Class A                            62,000          658,750
KeyCorp                                                  35,000          774,375
North Fork Bancorporation,
  Incorporated                                           20,000          350,000
Pacific Century Financial
  Corporation                                            20,000          373,750
People's Bank                                            63,800        1,347,775
Provident Bankshares
  Corporation                                            63,500        1,099,344
Provident Financial Group,
  Incorporated                                           12,000          430,500
Riggs National Corporation                              127,200        1,677,450
Sovereign Bancorp,
  Incorporated                                          145,000        1,080,703
Staten Island Bancorp,
  Incorporated                                           23,300          419,400
Summit Bancorp                                           22,900          701,313
Washington Federal,
  Incorporated                                           43,000          849,250
                                                                     -----------
                                                                      19,195,359

BUILDING MATERIALS & CONSTRUCTION - 1.16%
EMCOR Group, Incorporated *                              47,000          857,750
NCI Building Systems,
  Incorporated *                                         19,200          355,200
Nortek, Incorporated *                                   44,600        1,248,800
                                                                     -----------
                                                                       2,461,750

BUSINESS SERVICES - 0.15%
Jacobs Engineering Group,
  Incorporated                                           10,000          325,000
                                                                     -----------

CONSTRUCTION MATERIALS - 3.79%
Armstrong World Industries,
  Incorporated                                           36,600      $ 1,221,525
Centex Construction
  Products                                               46,000        1,794,000
Insituform Technologies,
  Incorporated, Class A *                                38,000        1,073,500
Lafarge Corporation                                      11,200          309,400
Owens-Corning                                            48,000          927,000
Sherwin-Williams Company                                 61,000        1,281,000
Southdown, Incorporated                                  10,000          516,250
USG Corporation                                          20,000          942,500
                                                                     -----------
                                                                       8,065,175

FINANCIAL SERVICES - 1.23%
Countrywide Credit
  Industries, Incorporated                               16,300          411,575
Federal Home Loan Mortgage
  Corporation                                            10,100          475,331
First Republic Bank *                                    36,300          853,050
Peoples Heritage Financial
  Group                                                  24,000          361,500
Radian Group, Incorporated                               10,800          515,700
                                                                       ---------
                                                                       2,617,156

FOREST PRODUCTS - 1.00%
Johns Manville Corporation                               80,000        1,120,000
Rayonier, Incorporated                                   21,000        1,014,563
                                                                       ---------
                                                                       2,134,563

FURNITURE & FIXTURES - 1.06%
Ethan Allen Interiors,
  Incorporated                                           14,000          448,875
Furniture Brands
  International, Incorporated *                          70,600        1,553,200
La-Z-Boy, Incorporated                                   15,000          252,188
                                                                       ---------
                                                                       2,254,263

HOMEBUILDERS - 2.86%
Centex Corporation                                       32,000          790,000
D.R. Horton, Incorporated                                33,700          465,481
Fairfield Communities,
  Incorporated *                                        110,500        1,187,875
Kaufman & Broad Home
  Corporation                                            22,800          551,475
Lennar Corporation                                       32,000          520,000
NVR, Incorporated *                                      16,000          764,000
Pulte Corporation                                        39,900          897,750
Ryland Group, Incorporated                               40,000          922,500
                                                                       ---------
                                                                       6,099,081

HOTELS & RESTAURANTS - 0.18%
Hilton Hotels Corporation                                40,000          385,000
                                                                       ---------



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 -CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                       SHARES           VALUE
                                                       ------           -----
HOUSEHOLD APPLIANCES - 1.87%
Maytag Corporation                                     25,000         $1,200,000
Shaw Industries, Incorporated                          88,600          1,367,763
Toro Company                                           38,000          1,417,875
                                                                      ----------
                                                                       3,985,638

INSURANCE - 1.31%
Fidelity National Financial
  Corporation                                          90,000          1,293,750
Landamerica Financial Group,
  Incorporated                                         60,000          1,102,500
PMI Group, Incorporated                                 8,000            390,500
                                                                      ----------
                                                                       2,786,750

METAL & METAL PRODUCTS - 0.64%
Mueller Industry,
  Incorporated *                                       37,800          1,370,250
                                                                      ----------

MOBILE HOMES - 0.19%
Fleetwood Enterprises,
  Incorporated                                         20,000            412,500
                                                                      ----------

REAL ESTATE - 65.84%
Alexandria Real Estate
  Equities                                             72,600          2,309,587
AMB Property Corporation                              245,800          4,900,637
Apartment Investment &
  Management Company, Class A                         120,200          4,785,462
Archstone Communities Trust SBI                       132,950          2,725,475
Arden Realty, Incorporated                             55,000          1,103,438
Avalon Bay Communities,
  Incorporated                                         70,527          2,419,958
Bedford Property Investments,
  Incorporated                                         45,300            772,931
Boston Properties,
  Incorporated                                        108,200          3,367,725
Bradley Real Estate,
  Incorporated                                         50,000            871,875
Brandywine Realty Trust SBI                            49,200            805,650
CarrAmerica Realty Corporation                        102,500          2,165,313
CBL & Associates Properties,
  Incorporated                                         45,100            930,188
CenterPoint Properties Trust                           75,800          2,719,325
Chelsea GCA Realty,
  Incorporated                                         25,800            767,550
Commercial Net Lease Realty,
  Incorporated                                        103,000          1,023,563
Cornerstone Properties,
  Incorporated                                        132,400          1,936,350
Cornerstone Realty Income
  Trust, Incorporated                                  47,200            460,200
Cousins Properties,
  Incorporated                                         20,000            678,750
Crescent Real Estate
  Equities                                            118,570         $2,178,724
Duke Weeks Realty
  Investments, Incorporated                           404,150          7,880,925
Equity Office Properties Trust                        457,180         11,258,057
Equity Residential Properties
  Trust SBI                                           217,612          9,289,312
Essex Property Trust                                  131,000          4,454,000
First Industrial Realty
  Trust, Incorporated                                  63,000          1,728,563
General Growth Properties,
  Incorporated                                        104,400          2,923,200
Glenborough Realty Trust,
  Incorporated                                         40,250            538,344
Hospitality Properties Trust SBI                       21,000            400,313
Host Marriott Corporation                             324,900          2,680,425
JDN Realty Corporation                                 58,850            948,956
Kilroy Realty Corporation                              85,000          1,870,000
Kimco Realty Corporation                               92,400          3,130,050
Koger Equity, Incorporated                             24,300            410,063
Liberty Property Trust SBI                            122,200          2,963,350
Mack-California Realty
  Corporation                                          86,500          2,254,406
Meristar Hospitality
  Corporation                                          10,300            164,800
Mills Corporation                                      52,829            944,318
Pacific Gulf Properties,
  Incorporated                                         52,900          1,071,225
Parkway Properties,
  Incorporated                                        155,700          4,486,106
Prologis Trust SBI                                    287,400          5,532,450
Public Storage, Incorporated                          190,277          4,316,909
Reckson Associates Realty
  Corporation                                          53,600          1,098,800
Rouse Company                                          75,400          1,602,250
Shurgard Storage Centers,
  Incorporated, Class A                                28,000            649,250
Simon Property Group,
  Incorporated                                        161,360          3,701,195
Charles E Smith Residential                            33,000          1,167,375
Spieker Properties,
  Incorporated                                        116,000          4,226,750
Starwood Financial,
  Incorporated                                        167,750          2,841,266
Summit Properties,
  Incorporated                                         58,400          1,043,900
Sun Communities, Incorporated                          65,620          2,112,144
Taubman Centers,
  Incorporated,                                       103,600          1,113,700
The Macerich Company,                                 199,400          4,150,012
Trammell Crow Company *                                93,000          1,081,125
Urban Shopping Centers,
  Incorporated                                        163,850          4,444,431
Vornado Realty Trust                                   80,050          2,601,625



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 -CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
REAL ESTATE - CONTINUED
Washington Real Estate
  Investment Trust SBI                                21,000        $    315,000
Weingarten Realty Investors SBI                       47,500           1,849,531
                                                                    ------------
                                                                     140,166,827

STEEL - 0.46%
Nucor Corporation                                     17,700             970,181
                                                                    ------------

TOTAL COMMON STOCKS
(Cost: $201,556,565)                                                $193,229,493
                                                                    ------------



  PRINCIPAL
    AMOUNT                                                              VALUE
    ------                                                              -----
SHORT TERM INVESTMENTS - 7.09%
$15,100,586 Navigator Securities Lending Trust,                      $15,100,586
                 5.86%                                              ------------

REPURCHASE AGREEMENTS - 2.15%
$4,572,000  Repurchase Agreement with State
            Street Bank & Trust Company dated
            12/31/1999 at 2.95% to be
            repurchased at $4,572,953 on
            01/03/2000, collateralized by
            $4,370,000 U.S. Treasury Notes,
            7.875% due 11/15/2004 (valued at
            $4,664,975, including interest).                          $4,572,000
                                                                    ------------

TOTAL INVESTMENTS (REAL ESTATE
SECURITIES TRUST) (Cost: $221,229,151)                              $212,902,079
                                                                    ============



VALUE TRUST

                                                       SHARES           VALUE
                                                       ------           -----
COMMON STOCKS - 89.87%
AEROSPACE - 1.34%
TRW, Incorporated                                       39,500       $ 2,051,531
                                                                     -----------

AIR TRAVEL - 3.64%
AMR Corporation *                                       43,300         2,901,100
Delta Air Lines, Incorporated                           53,300         2,655,006
                                                                     -----------
                                                                       5,556,106

APPAREL & TEXTILES - 3.76%
Liz Claiborne, Incorporated                             77,700         2,923,463
V. F. Corporation                                       93,700         2,811,000
                                                                     -----------
                                                                       5,734,463

AUTO PARTS - 2.42%
Dana Corporation                                        52,900         1,583,694
Eaton Corporation                                       29,100         2,113,387
                                                                     -----------
                                                                       3,697,081

AUTOMOBILES - 6.51%
Ford Motor Company                                      72,200       $ 3,858,188
General Motors Corporation                              83,500         6,069,406
                                                                     -----------
                                                                       9,927,594

BANKING - 9.94%
Bank America Corporation                                31,300         1,570,869
Bank One Corporation                                    50,000         1,603,125
Chase Manhattan Corporation
                                                        58,300         4,529,181
First Union Corporation                                 25,820           847,219
FleetBoston Financial
  Corporation                                           27,151           945,194
PNC Bank Corporation                                    56,200         2,500,900
Washington Mutual,
  Incorporated                                         121,700         3,164,200
                                                                     -----------
                                                                      15,160,688

BUSINESS SERVICES - 2.47%
First Data Corporation                                  60,700         2,993,269
Office Depot, Incorporated *                            70,800           774,375
                                                                     -----------
                                                                       3,767,644

CHEMICALS - 6.87%
Engelhard Corporation                                  112,200         2,117,775
FMC Corporation *                                       36,600         2,097,637
IMC Global, Incorporated                                75,000         1,228,125
Lubrizol Corporation                                    89,000         2,747,875
Solutia, Incorporated                                   63,100           974,106
W. R. Grace & Company *                                 94,500         1,311,188
                                                                     -----------
                                                                      10,476,706

COMPUTERS & BUSINESS EQUIPMENT - 4.16%
International Business
  Machines Corporation                                  13,700         1,479,600
Quantum Corporation *                                  271,600         4,107,950
Xerox Corporation                                       33,400           757,762
                                                                     -----------
                                                                       6,345,312

CONSTRUCTION MATERIALS - 2.12%
Owens-Corning                                          167,600         3,236,775
                                                                     -----------

DOMESTIC OIL - 0.99%
Ultramar Diamond Shamrock                               66,700         1,513,256
                                                                     -----------

DRUGS & HEALTH CARE - 9.87%
Beckman Coulter,
  Incorporated                                          34,400         1,750,100
Columbia/HCA Healthcare
  Corporation                                           40,300         1,181,294
Health Management
  Association, Class A *                                61,000           815,875
HEALTHSOUTH Corporation *                              855,500         4,598,312
Tenet Healthcare Corporation *                         196,700         4,622,450
United Healthcare
  Corporation                                           26,600         1,413,125



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 -CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                       ------           -----
DRUGS & HEALTH CARE - CONTINUED
Wellpoint Health Networks,
  Incorporated, Class A *                             10,200         $   672,563
                                                                     -----------
                                                                      15,053,719

ELECTRICAL EQUIPMENT - 0.80%
Cooper Industries,
  Incorporated                                        30,100           1,217,169
                                                                     -----------

ELECTRIC UTILITIES - 2.71%
DTE Energy Company                                    26,700             837,712
Duke Energy Company                                   10,939             548,317
Entergy Corporation                                   27,800             715,850
GPU, Incorporated                                     21,400             640,663
PECO Energy Company                                   17,400             604,650
Southern Company                                      33,500             787,250
                                                                     -----------
                                                                       4,134,442

ELECTRONICS - 2.36%
Arrow Electronics,
  Incorporated *                                      63,000           1,598,625
Avnet, Incorporated                                   33,100           2,002,550
                                                                     -----------
                                                                       3,601,175

FINANCIAL SERVICES - 1.20%
ReliaStar Financial
  Corporation                                         46,600           1,826,138
                                                                     -----------

FOOD & BEVERAGES - 2.09%
IBP, Incorporated                                     39,200             705,600
Nabisco Group Holding
  Corporation                                         99,800           1,060,375
Universal Foods Corporation                           69,800           1,422,175
                                                                    ------------
                                                                       3,188,150

FOREST PRODUCTS - 0.55%
Weyerhaeuser Company                                  11,600             833,025
                                                                    ------------

GAS & PIPELINE UTILITIES - 0.57%
Coastal Corporation                                   24,400             864,675
                                                                    ------------

HOUSEHOLD APPLIANCES - 1.88%
Whirlpool Corporation                                 44,000           2,862,750
                                                                    ------------

INDUSTRIAL MACHINERY - 5.09%
Cummins Engine, Incorporated                          78,100           3,773,206
Parker-Hannifin Corporation                           52,350           2,686,209
Tecumseh Products Company,
  Class A                                             27,800           1,311,813
                                                                    ------------
                                                                       7,771,228

INSURANCE - 6.55%
ACE, Ltd.                                             79,300           1,323,319
Aetna, Incorporated                                   26,400           1,473,450
Allstate Corporation                                  61,000           1,464,000

American General Corporation                          14,600        $  1,107,775
Everest Reinsurance Holdings                          58,400           1,303,050
Foundation Health System,
  Incorporated *                                     153,940           1,529,779
Hartford Financial Services
  Group, Incorporated                                 37,900           1,795,512
                                                                    ------------
                                                                       9,996,885

INTERNATIONAL OIL - 1.85%
Nabors Industries,
  Incorporated *                                      91,000           2,815,313
                                                                    ------------

PAPER - 0.57%
International Paper Company                           15,300             863,494
                                                                    ------------

PETROLEUM SERVICES - 1.02%
Tosco Corporation                                     20,900             568,219
Transocean Offshore,
  Incorporated                                        29,400             990,412
                                                                    ------------
                                                                       1,558,631

RAILROADS & EQUIPMENT - 0.41%
Burlington Northern Santa Fe
  Corporation                                         26,000             630,500
                                                                    ------------

RETAIL TRADE - 0.73%
Toys R Us, Incorporated *                             77,700           1,112,081
                                                                    ------------

SANITARY SERVICES - 0.63%
Waste Management,
  Incorporated                                        55,900             960,781
                                                                    ------------

TELEPHONE - 4.49%
Bell Atlantic Corporation                             40,800           2,511,750
GTE Corporation                                       25,100           1,771,119
U.S. West, Incorporated                               35,600           2,563,200
                                                                    ------------
                                                                       6,846,069

TRUCKING & FREIGHT - 2.28%
CNF Transportation,
  Incorporated                                        37,600           1,297,200
Navistar International
  Corporation *                                       26,200           1,241,225
Ryder Systems, Incorporated                           38,300             935,956
                                                                    ------------
                                                                       3,474,381

TOTAL COMMON STOCKS
(Cost: $143,699,268)                                                $137,077,762
                                                                    ------------



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                                                               VALUE
    ------                                                               -----
SHORT TERM INVESTMENTS - 4.04%
    $6,159,600 Navigator Securities Lending Trust,                    $6,159,600
                 5.86%                                                ----------

REPURCHASE AGREEMENTS - 6.09%
    $9,285,000 Repurchase Agreement with State
               Street Bank & Trust Company dated
               12/31/1999 at 2.50%, to be
               repurchased at $ 9,286,934 on
               01/03/2000, collateralized by
               $6,845,000 U.S. Treasury Bonds,
               12.00% due 08/15/2013 (valued at
               $9,471,769, including interest).                       $9,285,000
                                                                      ----------

TOTAL INVESTMENTS   (VALUE TRUST)
(Cost: $159,143,868)                                                $152,522,362
                                                                    ============


EQUITY INDEX TRUST

                                                      SHARES             VALUE
                                                      ------             -----
COMMON STOCKS - 94.80%
AEROSPACE - 1.41%
Boeing Company                                         8,665          $  360,139
Computer Sciences Corporation *                        1,444             136,639
General Dynamics Corporation
                                                       1,820              96,005
Honeywell International,
  Incorporated                                         7,250             418,234
Lockheed Martin Corporation                            3,516              76,913
Northrop Grumman
  Corporation                                            666              36,006
Rockwell International
  Corporation                                          1,752              83,877
Textron, Incorporated                                  1,385             106,212
TRW, Incorporated                                      1,114              57,858
United Technologies
  Corporation                                          4,446             288,990
                                                                      ----------
                                                                       1,660,873

AGRICULTURE - 0.08%
Deere & Company                                        2,144              92,996
                                                                      ----------

AIR FREIGHT - 0.09%
FDX Corporation *                                      2,718             111,268
                                                                      ----------

AIR TRAVEL - 0.21%
AMR Corporation *                                      1,360              91,120
Delta Air Lines, Incorporated                          1,318              65,653
Southwest Airlines Company                             4,536              73,427
US Airways Group,
  Incorporated *                                         662              21,225
                                                                      ----------
                                                                         251,425

ALUMINUM - 0.34%
Alcan Aluminum, Ltd.                                   2,045          $   84,228
Alcoa, Incorporated                                    3,280             272,240
Reynolds Metals Company                                  604              46,282
                                                                      ----------
                                                                         402,750

APPAREL & TEXTILES - 0.17%
Liz Claiborne, Incorporated                               587             22,086
NIKE, Incorporated, Class B                             2,600            128,862
Reebok International, Ltd. *                              534              4,372
Russell Corporation                                       252              4,221
Springs Industries,
  Incorporated                                            182              7,269
V. F. Corporation                                       1,122             33,660
                                                                       ---------
                                                                         200,470

AUTO PARTS - 0.23%
Dana Corporation                                        1,470             44,008
Danaher Corporation                                     1,300             62,725
Delphi Automotive Systems
  Corporation                                           5,169             81,412
Eaton Corporation                                         613             44,519
Genuine Parts Company                                   1,547             38,385
                                                                       ---------
                                                                         271,049

AUTOMOBILES - 0.88%
Ford Motor Company                                     10,884            581,614
General Motors Corporation                              5,835            424,131
PACCAR, Incorporated                                      724             32,082
                                                                       ---------
                                                                       1,037,827

BANKING - 4.58%
AmSouth Bancorporation                                  3,500             67,594
Bank America Corporation                               15,597            782,774
Bank of New York, Incorporated
                                                        6,666            266,640
Bank One Corporation                                   10,601            339,895
BB&T Corporation                                        2,910             79,661
Chase Manhattan Corporation
                                                        7,562            587,473
Comerica, Incorporated                                  1,404             65,549
Fifth Third Bancorp                                     2,521            184,978
First Union Corporation                                 8,700            285,469
Firstar Corporation                                     8,909            188,203
FleetBoston Financial
  Corporation                                           8,354            290,824
Golden West Financial
  Corporation                                           1,614             54,069
Huntington Bancshares,
  Incorporated                                          2,120             50,615
J. P. Morgan & Company,
  Incorporated                                          1,550            196,269
KeyCorp                                                 4,036             89,296
MBNA Corporation                                        7,327            199,661
Mellon Financial Corporation                            4,642            158,118





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES             VALUE
                                                      ------             -----
BANKING - CONTINUED
National City Corporation                                 5,608       $  132,839
Northern Trust Corporation                                2,092          110,876
Old Kent Financial Corporation
                                                          1,100           38,913
PNC Bank Corporation                                      2,693          119,838
Providian Financial
  Corporation *                                           1,337          121,751
Republic New York Corporation
                                                            952           68,544
Southtrust Corporation                                    1,500           56,719
State Street Corporation                                  1,408          102,872
Summit Bancorp                                            1,528           46,795
SunTrust Banks, Incorporated
                                                          2,894          199,143
Synovus Financial Corporation
                                                          2,467           49,032
U.S. Bancorp                                              6,664          158,686
Union Planters Corporation                                1,300           51,269
Wachovia Corporation                                      1,840          125,120
Washington Mutual,
  Incorporated                                            5,239          136,214
                                                                      ----------
                                                                       5,405,699

BROADCASTING - 1.61%
Cabletron Systems,
  Incorporated *                                          1,562           40,612
CBS Corporation *                                         6,928          442,959
Clear Channel Communications *                            3,066          273,641
Comcast Corporation, Class A                              6,760          341,803
MediaOne Group, Incorporated *                            5,427          416,861
Viacom, Incorporated, Class B *                           6,248          377,613
                                                                      ----------
                                                                       1,893,489

BUILDING MATERIALS & CONSTRUCTION - 0.07%
Fluor Corporation                                           644           29,543
Fortune Brands, Incorporated                              1,515           50,090
                                                                      ----------
                                                                          79,633

BUSINESS SERVICES - 3.83%
America Online, Incorporated *                           20,000        1,508,750
Automatic Data Processing,
  Incorporated                                            5,558          299,437
Cendant Corporation *                                     6,557          174,170
Deluxe Corporation                                          640           17,560
Dun & Bradstreet Corporation                              1,411           41,624
Ecolab, Incorporated                                      1,238           48,437
First Data Corporation                                    3,857          190,198
H & R Block, Incorporated                                   836           36,575
Harcourt General, Incorporated                              694           27,934
Humana, Incorporated *                                    1,484           12,150
Interpublic Group Companies,
  Incorporated                                            2,562          147,795
ITT Industries, Incorporated                                793           26,516
Newell Rubbermaid,
  Incorporated                                            2,572       $   74,588
Office Depot, Incorporated *                              3,400           37,188
OmniCom Group, Incorporated
                                                          1,523          152,300
Paychex, Incorporated                                     2,200           88,000
R.R. Donnelley & Sons Company
                                                          1,200           29,775
Service Corporation
  International                                           2,534           17,580
Tyco International, Ltd.                                 15,120          587,790
Yahoo, Incorporated *                                     2,300          995,181
                                                                       ---------
                                                                       4,513,548

CHEMICALS - 1.42%
Air Products & Chemicals,
  Incorporated                                            2,028           68,065
B.F. Goodrich Company                                       951           26,152
Dow Chemical Company                                      1,953          260,970
E.I. Du Pont De Nemours &
  Company                                                 9,449          622,453
Eastman Chemical Company                                    727           34,669
Engelhard Corporation                                     1,200           22,650
FMC Corporation *                                           250           14,328
Great Lakes Chemical
  Corporation                                               548           20,927
Hercules, Incorporated                                      908           25,311
Monsanto Company                                          5,771          205,592
PPG Industries, Incorporated                              1,545           96,659
Praxair, Incorporated                                     1,457           73,305
Rohm & Haas Company                                       2,016           82,026
Sigma-Aldrich Corporation                                   918           27,597
Union Carbide Corporation                                 1,234           82,369
W. R. Grace & Company *                                     607            8,422
                                                                       ---------
                                                                       1,671,495

COMPUTERS & BUSINESS EQUIPMENT - 9.30%
3Com Corporation *                                        3,232          151,904
Apple Computer, Incorporated *                            1,438          147,844
Ceridian Corporation *                                    1,336           28,808
Cisco Systems, Incorporated *                            29,412        3,150,760
Citrix Systems, Incorporated *                              900          110,700
Compaq Computer Corporation
                                                         15,370          415,951
Dell Computer Corporation *                              23,112        1,178,712
EMC Corporation *                                         9,208        1,005,974
Gateway, Incorporated *                                   2,810          202,496
Hewlett-Packard Company                                   9,187        1,046,744
International Business
  Machines Corporation                                   16,478        1,779,624
Network Appliance,
  Incorporated *                                          1,400          116,288
Pitney Bowes, Incorporated                                2,487          120,153
Seagate Technology,
  Incorporated *                                          2,016           93,870





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------         -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Sun Microsystems,
  Incorporated *                                         14,192      $ 1,098,993
Tandy Corporation                                         1,776           87,357
Unisys Corporation *                                      2,732           87,253
Xerox Corporation                                         6,008          136,306
                                                                     -----------
                                                                      10,959,737
CONSTRUCTION MATERIALS - 0.16%
Armstrong World Industries,
  Incorporated                                              369           12,315
Huttig Building Products,
  Incorporated *                                            141              696
Masco Corporation                                         3,975          100,866
Owens-Corning *                                             522           10,081
Sherwin-Williams Company                                  1,518           31,878
Vulcan Materials Company                                    900           35,944
                                                                     -----------
                                                                         191,780

CONSTRUCTION & MINING EQUIPMENT - 0.21%
Caterpillar, Incorporated                                 3,252          153,047
Dover Corporation                                         1,929           87,528
Foster Wheeler Corporation                                  370            3,284
                                                                     -----------
                                                                         243,859

CONTAINERS & GLASS - 0.12%
Ball Corporation                                            226            8,899
Bemis, Incorporated                                         521           18,170
Crown Cork & Seal,
  Incorporated                                            1,130           25,284
Owens-Illinois,                                           1,376           34,486
  Incorporated
Pactiv Corporation *                                      1,509           16,033
Temple-Inland, Incorporated                                 533           35,144
                                                                     -----------
                                                                         138,016

COSMETICS & TOILETRIES - 0.11%
Alberto Culver Company, Class B                             532           13,732
Avon Products, Incorporated                               2,398           79,134
International Flavors &
  Fragrances, Incorporated                                  952           35,938
                                                                     -----------
                                                                         128,804

CRUDE PETROLEUM & NATURAL GAS - 0.14%
Burlington Resources,
  Incorporated                                            1,536           50,784
Occidental Petroleum
  Corporation                                             3,204           69,286
Sunoco, Incorporated                                        831           19,529
Union Pacific Resources
  Group, Incorporated                                     2,252           28,713
                                                                     -----------
                                                                         168,312

DOMESTIC OIL - 2.61%
Amerada Hess Corporation                                    783           44,435
Anadarko Petroleum Corporation                            1,204           41,086
Ashland, Incorporated                                       613           20,191

DOMESTIC OIL - CONTINUED
Conoco, Incorporated, Class B                             5,700      $   141,787
Exxon Mobil Corporation                                  31,419        2,531,193
Kerr-McGee Corporation                                      735           45,570
Phillips Petroleum Company                                2,290          107,630
Unocal Corporation                                        2,124           71,287
USX-Marathon Group                                        2,801           69,150
                                                                     -----------
                                                                       3,072,329

DRUGS & HEALTH CARE - 8.64%
Abbott Laboratories                                    13,818            501,766
Allergan, Incorporated                                  1,142             56,815
ALZA Corporation *                                        856             29,639
American Home Products Corporation                     11,905            469,503
Amgen, Incorporated *                                   9,352            561,704
Bausch & Lomb, Incorporated                               531             36,340
Baxter International, Incorporated                      2,668            167,584
Becton Dickinson & Company                              2,219             59,358
Biomet, Incorporated                                    1,064             42,560
Bristol-Myers Squibb Company                           17,996          1,155,118
C.R. Bard, Incorporated                                   537             28,461
Cardinal Health, Incorporated                           2,476            118,539
Columbia/HCA Healthcare Corporation                     5,131            150,402
Eli Lilly & Company                                     9,911            659,081
Guidant Corporation                                     2,738            128,686
HEALTHSOUTH Corporation *                               3,786             20,350
IMS Health, Incorporated                                2,782             75,636
Johnson & Johnson                                      12,157          1,132,121
Mallinckrodt, Incorporated                                605             19,247
Manor Care, Incorporated *                                924             14,784
McKesson HBOC, Incorporated                             2,521             56,880
Medtronic, Incorporated                                10,626            387,185
Merck & Company, Incorporated                          21,302          1,428,565
PE Corp-PE Biosystems Group                               880            105,875
Pfizer, Incorporated                                   35,179          1,141,119
Pharmacia & Upjohn, Incorporated                        4,613            207,585
Schering-Plough Corporation                            13,298            561,009
St. Jude Medical, Incorporated *                          771             23,660
Tenet Healthcare Corporation *                          2,764             64,954
United Healthcare Corporation                           1,488             79,050
Warner-Lambert Company                                  7,798            638,949
Watson Pharmaceuticals,
  Incorporated *                                          800             28,650
Wellpoint Health Networks,
  Incorporated, Class A *                                 600             39,563
                                                                     -----------
                                                                      10,190,738





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES             VALUE
                                                      ------             -----
ELECTRICAL EQUIPMENT - 4.57%
Cooper Industries,
  Incorporated                                           794          $   32,107
Emerson Electric Company                               3,944             226,287
General Electric Company                              29,804           4,612,169
Johnson Controls, Incorporated
                                                         749              42,599
KLA-Tencor Corporation *                                 816              90,882
Millipore Corporation                                    482              18,617
Molex, Incorporated                                    1,400              79,363
National Service Industries,
  Incorporated                                           382              11,269
Solectron Corporation *                                2,500             237,813
W.W. Grainger, Incorporated                              818              39,111
                                                                      ----------
                                                                       5,390,217

ELECTRIC UTILITIES - 1.54%
AES Corporation *                                      1,900             142,025
Ameren Corporation                                     1,271              41,625
American Electric Power,
  Incorporated                                         1,788              57,440
Carolina Power & Light Company
                                                       1,429              43,495
Central & South West
  Corporation                                          1,983              39,660
CINergy Corporation                                    1,457              35,150
CMS Energy Corporation                                 1,100              34,306
Consolidated Edison,
  Incorporated                                         1,976              68,172
Constellation Energy Group,
  Incorporated                                         1,315              38,135
Dominion Resources,
  Incorporated                                         1,784              70,022
DTE Energy Company                                     1,304              40,913
Duke Energy Company                                    3,298             165,312
Edison International                                   3,216              84,219
Entergy Corporation                                    2,205              56,779
FirstEnergy Corporation                                2,141              48,574
Florida Progress Corporation                             900              38,081
FPI Group, Incorporated                                1,557              66,659
GPU, Incorporated                                      1,212              36,284
New Century Energies,
  Incorporated                                         1,100              33,413
Niagara Mohawk Holdings,
  Incorporated *                                       1,757              24,488
Northern States Power Company
  Minnesota                                            1,403              27,359
PECO Energy Company                                    1,726              59,979
PG&E Corporation                                       3,502              71,791
Pinnacle West Capital
  Corporation                                            800              24,450
PP&L Resources, Incorporated                           1,368              31,293
Public Service Enterprise
  Group, Incorporated                                  1,966              68,441

ELECTRIC UTILITIES - CONTINUED
Reliant Energy, Incorporate                             2,685         $   61,419
Southern Company                                        6,161            144,784
Texas Utilities Company                                 2,551             90,720
Unicom Corporation                                      2,000             67,000
                                                                      ----------
                                                                       1,811,988

ELECTRONICS - 6.86%
Adaptec, Incorporated *                                   900             44,887
Advanced Micro Devices,
  Incorporated *                                        1,289             37,300
Analog Devices, Incorporated *                          1,500            139,500
Applied Materials, Incorporated *                       3,415            432,638
Boston Scientific Corporation *                         3,820             83,562
Electronic Data Systems
  Corporation                                           4,547            304,365
General Instrument Corporation *                        1,516            128,860
Intel Corporation                                      30,026          2,471,515
Lexmark International Group,
  Incorporated, Class A *                               1,200            108,600
LSI Logic Corporation *                                 1,288             86,940
Lucent Technologies,
  Incorporated                                         27,852          2,083,678
Micron Technology,
  Incorporated *                                        2,279            177,192
Motorola, Incorporated                                  5,479            806,783
National Semiconductor
  Corporation *                                         1,542             66,017
PerkinElmer, Incorporated                                 491             20,469
Raytheon Company, Class B                               3,118             82,822
Scientific-Atlanta,
  Incorporated                                            725             40,328
Silicon Graphics,
  Incorporated *                                        1,751             17,182
TekTronix, Incorporated                                   508             19,749
Teradyne, Incorporated *                                1,600            105,600
Texas Instruments,
  Incorporated                                          7,104            688,200
Thomas & Betts Corporation                                530             16,894
Xilinx, Incorporated *                                  2,800            127,312
                                                                      ----------
                                                                       8,090,393

FINANCIAL SERVICES - 5.11%
American Express Company                                4,041            671,816
Association First Capital
  Corporation, Class A                                  6,574            180,374
Bear Stearns Companies,
  Incorporated                                          1,181             50,488
Capital One Financial
  Corporation                                           1,811             87,268
Charles Schwab Corporation                              7,400            283,975
Citigroup, Incorporated                                30,614          1,700,990
Countrywide Credit
  Industries, Incorporated                              1,047             26,437





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------         -----
FINANCIAL SERVICES - CONTINUED
Federal Home Loan Mortgage
  Corporation                                            6,270        $  295,082
Federal National Mortgage
  Association                                            9,283           579,607
Franklin Resources,
  Incorporated                                           2,233            71,596
Household International,
  Incorporated                                           4,331           161,330
Lehman Brothers Holdings,
  Incorporated                                           1,155            97,814
Merrill Lynch & Company,
  Incorporated                                           3,301           275,633
Morgan Stanley Dean Witter &
  Company                                                5,217           744,727
Paine Webber Group,
  Incorporated                                           1,300            50,456
Regions Financial Corporation                            1,981            49,773
SLM Holding Corporation                                  1,420            59,995
T. Rowe Price & Associates,
  Incorporated                                           1,100            40,631
Wells Fargo & Company                                   14,876           601,548
                                                                      ----------
                                                                       6,029,540

FOOD & BEVERAGES - 3.05%
Archer-Daniels-Midland Company                           5,524            67,324
Bestfoods                                                2,596           136,452
Campbell Soup Company                                    3,907           151,152
Coca-Cola Enterprises,
  Incorporated                                           3,900            78,488
ConAgra, Incorporated                                    4,495           101,418
General Mills, Incorporated                              2,720            97,240
H.J. Heinz Company                                       3,224           128,355
Hershey Foods Corporation                                1,311            62,273
Kellogg Company                                          3,713           114,407
Nabisco Group Holding
  Corporation                                            2,927            31,099
PepsiCo, Incorporated                                   13,295           468,649
Quaker Oats Company                                      1,268            83,213
Ralston Purina Company                                   2,919            81,367
Sara Lee Corporation                                     8,162           180,074
Supervalu, Incorporated                                  1,301            26,020
Sysco Corporation                                        2,936           116,156
The Coca-Cola Company                                   22,397         1,304,625
Unilever NV                                              5,184           282,204
Wm. Wrigley Jr. Company                                  1,084            89,904
                                                                      ----------
                                                                       3,600,420

FOREST PRODUCTS - 0.19%
Georgia-Pacific Corporation                              1,568            79,576
Louisiana Pacific Corporation                              955            13,609
Weyerhaeuser Company                                     1,828           131,273
                                                                        --------
                                                                         224,458

FURNITURE & FIXTURES - 0.03%
Leggett & Platt, Incorporated                            1,800          $ 38,587
                                                                        --------

GAS & PIPELINE UTILITIES - 0.62%
Coastal Corporation                                      1,983            70,273
Columbia Energy Group                                      697            44,085
Consolidated Natural Gas
  Company *                                                797            51,755
Eastern Enterprises                                        185            10,626
El Paso Energy Corporation                               2,090            81,118
Enron Corporation                                        6,506           288,704
NICOR, Incorporated                                        501            16,282
ONEOK, Incorporated                                        224             5,628
Peoples Energy Corporation                                 247             8,275
Sempra Energy                                            2,122            36,870
Williams Companies,
  Incorporated                                           3,960           121,027
                                                                        --------
                                                                         734,643

GOLD - 0.15%
Barrick Gold Corporation                                 3,551            62,808
Freeport McMoran Copper & Gold,
  Incorporated, Class B *                                1,504            31,772
Homestake Mining Company                                 2,396            18,719
Newmont Mining Corporation                               1,450            35,525
Placer Dome, Incorporated                                2,911            31,293
                                                                        --------
                                                                         180,117

HOMEBUILDERS - 0.03%
Centex Corporation                                         542            13,381
Kaufman & Broad Home
  Corporation                                              462            11,175
Pulte Corporation                                          477            10,732
                                                                        --------
                                                                          35,288

HOTELS & RESTAURANTS - 0.61%
Darden Restaurants,
  Incorporated                                           1,218            22,076
Hilton Hotels Corporation                                2,236            21,522
Marriott International,
  Incorporated, Class A                                  2,253            71,110
McDonalds Corporation                                   12,222           492,699
Mirage Resorts, Incorporated *                           1,855            28,405
Tricon Global Restaurants,
  Incorporated *                                         1,400            54,075
Wendy's International,
  Incorporated                                           1,141            23,533
                                                                        --------
                                                                         713,420

HOUSEHOLD APPLIANCES - 0.31%
Corning, Incorporated                                    2,159           278,376
Maytag Corporation                                         799            38,352
Whirlpool Corporation                                      712            46,325
                                                                        --------
                                                                         363,053





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------         -----
HOUSEHOLD PRODUCTS - 1.92%
Black & Decker Corporation                                 790        $   41,277
Clorox Company                                           2,162           108,911
Colgate-Palmolive Company                                5,260           341,900
Gillette Company                                         9,854           405,862
Procter & Gamble Company                                12,013         1,316,174
Snap-On, Incorporated                                      652            17,319
Stanley Works                                              770            23,196
Tupperware Corporation                                     551             9,333
                                                                      ----------
                                                                       2,263,972

INDUSTRIAL MACHINERY - 0.20%
Briggs & Stratton Corporation                              204            10,939
Crane Company                                              635            12,621
Cummins Engine, Incorporated                               460            22,224
Ingersoll-Rand Company                                   1,484            81,713
NACCO Industries,
  Incorporated, Class A                                     34             1,889
Pall Corporation                                         1,124            24,236
Parker-Hannifin Corporation                                963            49,414
Thermo Electron Corporation *                            1,446            21,690
Timken Company                                             560            11,445
                                                                      ----------
                                                                         236,171

INSURANCE - 2.86%
Aetna, Incorporated                                      1,318            73,561
AFLAC, Incorporated                                      2,400           113,250
Allstate Corporation                                     7,285           174,840
American General Corporation                             2,228           169,049
American International Group,
  Incorporated                                          14,001         1,513,858
Aon Corporation                                          2,294            91,760
Chubb Corporation                                        1,513            85,201
CIGNA Corporation                                        1,809           145,738
Cincinnati Financial
  Corporation                                            1,520            47,405
Conseco, Incorporated                                    2,875            51,391
Equifax, Incorporated                                    1,323            31,173
Hartford Financial Services
  Group, Incorporated                                    2,077            98,398
Jefferson-Pilot Corporation                                892            60,879
Lincoln National Corporation                             1,850            74,000
Loews Corporation                                          879            53,344
Marsh & McLennan Companies,
  Incorporated                                           2,448           234,243
MBIA, Incorporated                                         879            46,422
MGIC Investment Corporation                                980            58,984
Progressive Corporation                                    683            49,944
SAFECO Corporation                                       1,261            31,367
St. Paul Companies,
  Incorporated                                           2,022            68,116
Torchmark, Incorporated                                  1,179            34,265
UnumProvident Corporation                                2,093            67,107
                                                                      ----------
                                                                       3,374,295

INTERNATIONAL OIL - 2.01%
Atlantic Richfield Company                               2,837        $  245,400
Chevron Corporation                                      5,921           512,907
Halliburton Company                                      3,998           160,920
Royal Dutch Petroleum Company, GDR                      19,420         1,173,696
Texaco, Incorporated                                     5,030           273,192
                                                                      ----------
                                                                       2,366,115

INVESTMENT COMPANIES - 0.50%
SPDR Trust, Series 1                                     3,990           586,031
                                                                      ----------

LEISURE TIME - 0.91%
Brunswick Corporation                                      812            18,067
Carnival Corporation, Class A                            5,500           262,969
Harrahs Entertainment,
  Incorporated *                                         1,223            32,333
Hasbro, Incorporated                                     1,804            34,389
Seagram, Ltd.                                            3,910           175,705
The Walt Disney Company                                 18,656           545,688
                                                                      ----------
                                                                       1,069,151

LIQUOR - 0.29%
Adolph Coors Company, Class B
                                                           254            13,335
Anheuser-Busch Companies,
  Incorporated                                           4,240           300,510
Brown Forman Corporation, Class B                          586            33,548
                                                                      ----------
                                                                         347,393

METAL & METAL PRODUCTS - 0.04%
Inco, Ltd.*                                              1,792            42,112
                                                                      ----------

MINING - 0.05%
Phelps Dodge Corporation                                   893            59,943
                                                                      ----------

MOBILE HOMES - 0.00%
Fleetwood Enterprises,
  Incorporated                                             247             5,094
                                                                      ----------

NEWSPAPERS - 0.42%
Dow Jones & Company,
  Incorporated                                             795            54,060
Gannett, Incorporated                                    2,580           210,431
Knight-Ridder, Incorporated                                759            45,161
New York Times Company, Class A                          1,493            73,344
Tribune Company                                          2,118           116,622
                                                                      ----------
                                                                         499,618

OFFICE FURNISHINGS & SUPPLIES - 0.07%
Avery Dennison Corporation                               1,048            76,373
Ikon Office Solutions,
  Incorporated                                           1,355             9,231
                                                                      ----------
                                                                          85,604





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------         -----
PAPER - 0.99%
Boise Cascade Corporation                                521          $   21,100
Champion International
  Corporation                                            798              49,426
Fort James Corporation                                 1,961              53,682
International Paper Company                            3,786             213,672
Kimberly-Clark Corporation                             4,808             313,722
Mead Corporation                                         934              40,571
Minnesota Mining &
  Manufacturing Company                                3,615             353,818
Potlatch Corporation                                     220               9,818
Sealed Air Corporation *                                 773              40,051
Westvaco Corporation                                     824              26,883
Willamette Industries,
  Incorporated                                         1,062              49,317
                                                                      ----------
                                                                       1,172,060

PETROLEUM SERVICES - 0.41%
Apache Corporation                                     1,040              38,415
Baker Hughes, Incorporated                             2,975              62,661
Helmerich & Payne,
  Incorporated                                           508              11,081
McDermott International,
  Incorporated                                           535               4,848
Rowan Companies, Incorporated*                           757              16,417
Schlumberger, Ltd.                                     4,922             276,862
Tosco Corporation                                      1,400              38,063
Transocean Sedco Forex,
  Incorporated                                           953              32,101
                                                                      ----------
                                                                         480,448

PHOTOGRAPHY - 0.17%
Eastman Kodak Company                                  2,856             189,210
Polaroid Corporation                                     487               9,162
                                                                      ----------
                                                                         198,372

PLASTICS - 0.13%
Illinois Tool Works,
  Incorporated                                         2,239             151,272
Milacron, Incorporated                                   266               4,090
                                                                      ----------
                                                                         155,362

PUBLISHING - 0.89%
American Greetings
  Corporation, Class A                                    607             14,340
Jostens, Incorporated                                     259              6,297
McGraw-Hill Companies,
  Incorporated                                          1,828            112,651
Meredith Corporation                                      521             21,719
Time Warner, Incorporated                              11,760            851,865
Times Mirror Company, Series A                            586             39,262
                                                                      ----------
                                                                       1,046,134

RAILROADS & EQUIPMENT - 0.28%
Burlington Northern Santa Fe
  Corporation                                           4,142         $  100,443
CSX Corporation                                         2,006             62,938
Norfolk Southern Corporation                            3,471             71,156
Union Pacific Corporation                               2,228             97,197
                                                                      ----------
                                                                         331,734

RETAIL GROCERY - 0.40%
Albertsons, Incorporated                                3,875            124,969
Kroger Company *                                        7,524            142,015
Safeway, Incorporated *                                 4,600            163,587
The Great Atlantic & Pacific
  Tea Company, Incorporated                               359             10,007
Winn-Dixie Stores,
  Incorporated                                          1,319             31,574
                                                                      ----------
                                                                         472,152

RETAIL TRADE - 5.75%
AutoZone, Incorporated *                                1,331             43,008
Bed Bath & Beyond,
  Incorporated *                                        1,300             45,175
Best Buy Company,
  Incorporated *                                        1,900             95,356
Circuit City Stores,
  Incorporated                                          1,820             82,014
Consolidated Stores
  Corporation *                                         1,044             16,965
Costco Wholesale
  Corporation                                           1,988            181,405
CVS Corporation                                         3,474            138,743
Dayton Hudson Corporation                               4,013            294,705
Dillards, Incorporated, Class A                           967             19,521
Dollar General Corporation                              2,016             45,864
Federated Department Stores,
  Incorporated *                                        1,871             94,602
GAP, Incorporated                                       7,841            360,686
Home Depot, Incorporated                               20,072          1,376,152
J. C. Penney, Incorporated                              2,438             48,608
Kmart Corporation *                                     4,529             45,573
Kohls Corporation *                                     1,408            101,640
Longs Drug Stores
  Corporation                                             362              9,344
Lowe's Companies, Incorporated                          3,450            206,137
May Department Stores,
  Incorporated                                          3,059             98,653
Nordstrom, Incorporated                                 1,242             32,525
Pep Boys-Manny, Moe & Jack
                                                          460              4,198
Rite Aid Corporation                                    2,338             26,156
Sears Roebuck & Company                                 3,431            104,431
Staples, Incorporated *                                 4,150             86,113





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES         VALUE
                                                        ------         -----
RETAIL TRADE - CONTINUED
The Limited, Incorporated                                1,909        $   82,684
TJX Companies, Incorporated                              2,821            57,654
Toys R Us, Incorporated *                                2,175            31,130
Wal-Mart Stores, Incorporated                           40,268         2,783,525
Walgreen Company                                         9,112           266,526
                                                                      ----------
                                                                       6,779,093

SANITARY SERVICES - 0.10%
Allied Waste Industries,
  Incorporated *                                         1,800            15,862
Waste Management,
  Incorporated                                           5,620            96,594
                                                                      ----------
                                                                         112,456

SOFTWARE - 6.65%
Adobe Systems, Incorporated                              1,186            79,759
Autodesk, Incorporated                                     599            20,216
BMC Software, Incorporated *                             2,100           167,869
Computer Associates
  International, Incorporated                            4,890           341,994
Compuware Corporation *                                  3,300           122,925
Microsoft Corporation *                                 46,220         5,396,185
Novell, Incorporated *                                   3,055           122,009
Oracle Systems Corporation *                            13,102         1,468,243
Parametric Technology
  Corporation *                                          2,484            67,223
PeopleSoft, Incorporated *                               2,200            46,888
Shared Medical Systems
  Corporation                                              205            10,442
                                                                      ----------
                                                                       7,843,753

STEEL - 0.09%
Allegheny Technologies,
  Incorporated                                             880            19,745
Bethleham Steel Corporation                              1,190             9,966
Nucor Corporation                                          766            41,987
USX-United States Steel
  Group                                                    760            25,080
Worthington Industries,
  Incorporated                                             802            13,283
                                                                      ----------
                                                                         110,061

TELECOMMUNICATIONS SERVICES - 2.53%
ADC Telecommunications,
  Incorporated *                                         1,400           101,588
Andrew Corporation *                                       771            14,601
Comverse Technology,
  Incorporated *                                           600            86,850
Global Crossing, Ltd. *                                  6,948           347,400
Nortel Networks Corporation                             12,038      $  1,215,838
QUALCOMM, Incorporated *                                 5,600           986,300
Tellabs, Incorporated *                                  3,538           227,095
                                                                    ------------
                                                                       2,979,672

TELEPHONE - 7.21%
Alltel Corporation                                       2,791           230,781
American Telephone &
  Telegraph Corporation                                 28,901         1,466,726
Bell Atlantic Corporation                               14,060           865,569
BellSouth Corporation                                   17,132           801,992
CenturyTel, Incorporated                                 1,300            61,588
GTE Corporation                                          8,886           627,018
MCI WorldCom, Incorporated *                            25,418         1,348,716
Nextel Communications,
  Incorporated, Class A *                                3,075           317,109
SBC Communications,
  Incorporated                                          30,895         1,506,131
Sprint Corporation (FON Group)                           7,880           530,422
Sprint Corporation (PCS
  Group), Series 1*                                      3,995           409,488
U. S. West, Incorporated                                 4,591           330,552
                                                                    ------------
                                                                       8,496,092

TIRES & RUBBER - 0.04%
Cooper Tire & Rubber
  Company                                                  726            11,298
Goodyear Tire &  Rubber
  Company                                                1,450            40,872
                                                                    ------------
                                                                          52,170

TOBACCO - 0.46%
Philip Morris Companies,
  Incorporated                                          21,601           500,873
UST, Incorporated                                        1,567            39,469
                                                                    ------------
                                                                         540,342

TOYS, AMUSEMENTS & SPORTING GOODS - 0.04%
Mattel, Incorporated                                     3,813            50,046
                                                                    ------------

TRUCKING & FREIGHT - 0.11%
Kansas City Southern
  Industries, Incorporated                               1,100            82,087
Navistar International
  Corporation *                                            596            28,236
Ryder Systems, Incorporated                                615            15,029
                                                                    ------------
                                                                         125,352

TOTAL COMMON STOCKS
(Cost: $87,546,659)                                                 $111,779,019
                                                                    ------------





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                            VALUE
    ------                                                            -----
SHORT TERM INVESTMENTS - 3.58%
    $3,207,855 Navigator Securities Lending
               Trust,                                               $  3,207,855
               5.86%
               U.S. Treasury Bills
       775,000 zero coupon due 02/10/2000 ****                           770,861
       200,000 zero coupon due 02/24/2000 ****                           198,538
        50,000 zero coupon due 04/27/2000 ****                            49,163
                                                                    ------------
                                                                    $  4,226,417

REPURCHASE AGREEMENTS - 1.62%
    $1,909,000 Repurchase Agreement with State
               Street Bank & Trust Company dated
               12/31/1999 at 2.95%, to be
               repurchased at $1,909,469 on
               01/03/2000, collateralized by
               $1,910,000 U.S. Treasury Notes,
               6.25% due 02/28/2002 (valued at
               $1,948,200, including interest)                      $  1,909,000
                                                                    ------------

TOTAL INVESTMENTS (EQUITY INDEX TRUST)
(Cost: $93,681,922)                                                 $117,914,436
                                                                    ============



GROWTH & INCOME TRUST

                                                        SHARES         VALUE
                                                        ------         -----
COMMON STOCKS - 97.35%
AEROSPACE - 2.30%
Computer Sciences Corporation *                       357,900       $ 33,866,288
Honeywell International,
  Incorporated                                        381,200         21,990,475
United Technologies
  Corporation                                         290,000         18,850,000
                                                                    ------------
                                                                      74,706,763

AGRICULTURE - 0.32%
Monsanto Company                                      318,500         10,550,313
                                                                    ------------

AIR TRAVEL - 1.07%
AMR Corporation                                       517,300         34,659,100
                                                                    ------------

ALUMINUM - 1.07%
Alcoa, Incorporated                                   417,900         34,685,700
                                                                    ------------

AUTOMOBILES - 1.19%
Ford Motor Company                                    308,300         16,474,781
General Motors Corporation, Class H *                 230,000         22,080,000
                                                                    ------------
                                                                      38,554,781

BANKING - 2.92%
Chase Manhattan Corporation                           225,600         17,526,300
First Union Corporation                               606,600         19,904,062
U.S. Bancorp                                        1,145,100       $ 27,267,694
Wachovia Corporation                                  445,400         30,287,200
                                                                    ------------
                                                                      94,985,256

BROADCASTING - 0.85%
American Telephone & Telegraph
  Corporation-Liberty Media
  Group, Class A                                      485,700         27,563,475
                                                                    ------------

BUSINESS SERVICES - 4.02%
America Online, Incorporated*                         430,700         32,490,931
Automatic Data Processing,
  Incorporated                                        580,000         31,247,500
First Data Corporation                                721,300         35,569,106
Tyco International, Ltd.                              808,400         31,426,550
                                                                    ------------
                                                                     130,734,087

CHEMICALS - 2.06%
Dow Chemical Company                                   117,300        15,674,213
E.I. Du Pont De Nemours &
  Company                                              668,500        44,037,437
Monsanto Company                                       200,000         7,125,000
                                                                     -----------
                                                                      66,836,650

COMPUTERS & BUSINESS EQUIPMENT - 7.32%
Cisco Systems, Incorporated*                           895,700        95,951,862
EMC Corporation *                                      264,000        28,842,000
Hewlett-Packard Company                                281,800        32,107,587
International Business
  Machines Corporation                                 563,400        60,847,200
Xerox Corporation                                      881,400        19,996,763
                                                                     -----------
                                                                     237,745,412

CONSTRUCTION & MINING EQUIPMENT - 0.74%
Caterpillar, Incorporated                              508,800        23,945,400
                                                                     -----------

DOMESTIC OIL - 2.80%
Exxon Mobil Corporation                                974,600        78,516,212
Unocal Corporation                                     370,000        12,418,125
                                                                     -----------
                                                                      90,934,337

DRUGS & HEALTH CARE - 10.12%
Abbott Laboratories                                    640,000        23,240,000
American Home Products
  Corporation                                        1,008,700        39,780,606
AstraZeneca PLC, ADR                                   399,900        16,695,825
Baxter International,
  Incorporated                                         548,100        34,427,531
Bristol-Myers Squibb Company                           419,800        26,945,913
Cardinal Health, Incorporated                          357,600        17,120,100
Columbia/HCA Healthcare
  Corporation                                          993,900        29,133,694
Johnson & Johnson                                      361,400        33,655,375





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES             VALUE
                                                      ------             -----
DRUGS & HEALTH CARE - CONTINUED
Merck & Company, Incorporated                        532,200        $ 35,690,663

Pharmacia & Upjohn,
  Incorporated                                       670,100          30,154,500
Warner-Lambert Company                               513,800          42,099,487
                                                                    ------------
                                                                     328,943,694

ELECTRICAL EQUIPMENT - 4.04%
General Electric Company                             848,200         131,258,950
                                                                    ------------

ELECTRIC UTILITIES - 1.71%
Duke Energy Company                                  595,600          29,854,450
Pinnacle West Capital
  Corporation                                        353,200          10,794,675
Unicom Corporation                                   447,100          14,977,850
                                                                    ------------
                                                                      55,626,975

ELECTRONICS - 9.32%
Analog Devices, Incorporated                         475,700          44,240,100
Intel Corporation *                                  815,900          67,158,769
Lucent Technologies,
  Incorporated                                     1,027,300          76,854,881
Micron Technology,
  Incorporated *                                     306,100          23,799,275
Motorola, Incorporated                               403,600          59,430,100
Texas Instruments,
  Incorporated                                       324,900          31,474,687
                                                                    ------------
                                                                     302,957,812

FINANCIAL SERVICES - 5.84%
Association First Capital
  Corporation, Class A                             1,329,400          36,475,412
Citigroup, Incorporated                            1,495,925          83,117,333
Federal National Mortgage
  Association                                        521,000          32,529,938
Merrill Lynch & Company,
  Incorporated                                       451,600          37,708,600
                                                                    ------------
                                                                     189,831,283

FOOD & BEVERAGES - 0.63%
PepsiCo, Incorporated                                578,500          20,392,125
                                                                    ------------

GAS & PIPELINE UTILITIES - 0.19%
National Fuel Gas Company                            135,300           6,291,450
                                                                    ------------

HOTELS & RESTAURANTS - 1.26%
McDonalds Corporation                              1,018,800          41,070,375
                                                                    ------------

HOUSEHOLD APPLIANCES - 0.89%
Corning, Incorporated                                223,200          28,778,850
                                                                    ------------

HOUSEHOLD PRODUCTS - 2.51%
Colgate-Palmolive Company                           300,000           19,500,000
Gillette Company                                    274,500           11,305,969
Procter & Gamble Company                            463,700           50,804,131
                                                                    ------------
                                                                      81,610,100

INSURANCE - 4.11%
ACE, Ltd.                                           685,900         $ 11,445,956
American International Group,
  Incorporated                                      454,250           49,115,781
Hartford Financial Services
  Group, Incorporated                               261,100           12,369,613
Marsh & McLennan Companies,
  Incorporated                                      634,100           60,675,444
                                                                    ------------
                                                                     133,606,794

INTERNATIONAL OIL - 2.45%
Chevron Corporation                                 406,200           35,187,075
Royal Dutch Petroleum
  Company, GDR                                      732,700           44,282,556
                                                                    ------------
                                                                      79,469,631

LEISURE TIME - 0.76%
The Walt Disney Company                             839,900           24,567,075
                                                                    ------------

LIQUOR - 0.89%
Anheuser-Busch Companies,
  Incorporated                                      406,300           28,796,513
                                                                    ------------

NEWSPAPERS - 1.42%
Gannett, Incorporated                               567,300           46,270,406
                                                                    ------------

PAPER - 2.80%
International Paper Company                         666,800           37,632,525
Kimberly-Clark Corporation                          500,400           32,651,100
Minnesota Mining &
  Manufacturing Company                             211,000           20,651,625
                                                                    ------------
                                                                      90,935,250

PETROLEUM SERVICES - 1.17%
Schlumberger, Ltd.                                  606,500           34,115,625
Transocean Offshore,
  Incorporated                                      117,418            3,955,532
                                                                    ------------
                                                                      38,071,157

PLASTICS - 0.52%
Illinois Tool Works,
  Incorporated                                      249,100           16,829,819
                                                                    ------------

PUBLISHING - 0.46%
Time Warner, Incorporated                           204,600           14,820,713
                                                                    ------------

RAILROADS & EQUIPMENT - 0.26%
CSX Corporation                                     264,700            8,304,963
                                                                    ------------

RETAIL TRADE - 4.75%
Dayton Hudson Corporation                           728,300           53,484,531
May Department Stores,
  Incorporated                                      427,350           13,782,038
Wal-Mart Stores, Incorporated                     1,260,000           87,097,500
                                                                    ------------
                                                                     154,364,069





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES             VALUE
                                                      ------             -----
SOFTWARE - 5.85%
Microsoft Corporation *                            1,288,900      $  150,479,075
Oracle Systems Corporation *                         354,100          39,681,331
                                                                  --------------
                                                                     190,160,406

TELECOMMUNICATIONS SERVICES - 0.21%
Nokia Corporaton, ADR                                 36,800           6,992,000
                                                                  --------------

TELEPHONE - 7.92%
American Telephone &
  Telegraph Corporation *                          1,012,500          51,384,375
Bell Atlantic Corporation                            975,298          60,041,783
MCI WorldCom, Incorporated*                        1,124,850          59,687,353
SBC Communications,
  Incorporated                                     1,103,000          53,771,250
Sprint Corporation (PCS
  Group), Series 1 *                                 315,900          32,379,750
                                                                  --------------
                                                                     257,264,511

TOBACCO - 0.61%
Philip Morris Companies,
  Incorporated                                       850,000          19,709,375
                                                                  --------------

TOTAL COMMON STOCKS
(Cost: $2,058,780,134)                                            $3,162,825,570
                                                                  --------------



  PRINCIPAL
    AMOUNT                                                            VALUE
    ------                                                            -----
SHORT TERM INVESTMENTS - 1.96%
$63,760,918 Navigator Securities Lending Trust,                      $63,760,918
              5.86%                                               --------------

REPURCHASE AGREEMENTS - 0.69%
$22,357,000 Repurchase Agreement with Lehman
            Brothers dated 12/31/1999 at
            2.50%, to be repurchased at
            $22,361,658  on 01/03/2000,
            collateralized by $23,680,000
            U.S. Treasury Strip, 5.79% due
            06/30/2000 (valued at
            $23,027,710, including interest.)                        $22,357,000
                                                                  --------------


TOTAL INVESTMENTS (GROWTH & INCOME TRUST)
(Cost: $2,144,898,052)                                            $3,248,943,488
                                                                  ==============


U.S. LARGE CAP VALUE TRUST


                                                      SHARES             VALUE
                                                      ------             -----
COMMON STOCKS - 95.27%
AEROSPACE - 2.27%
Lockheed Martin Corporation                           32,800          $  717,500
Raytheon Company, Class B                             25,000             664,062
United Technologies
  Corporation                                         53,500          $3,477,500
                                                                      ----------
                                                                       4,859,062

AIR TRAVEL - 0.91%
Galileo International,
  Incorporated                                        65,000           1,945,938
                                                                      ----------

ALUMINUM - 0.30%
Alcoa, Incorporated                                    7,800             647,400
                                                                      ----------

APPAREL & TEXTILES - 2.04%
NIKE, Incorporated, Class B                            41,500          2,056,844
Tommy Hilfiger Corporation *                           73,700          1,718,131
V. F. Corporation                                      19,900            597,000
                                                                      ----------
                                                                       4,371,975

AUTO PARTS - 0.38%
Federal Mogul Corporation                              41,000            825,125
                                                                      ----------

AUTO SERVICES - 0.75%
AutoNation, Incorporated *                            175,000          1,618,750
                                                                      ----------

BANKING - 4.04%
Bank America Corporation                               70,900          3,558,294
Bank One Corporation                                   99,200          3,180,600
Washington Mutual,
  Incorporated                                         74,000          1,924,000
                                                                      ----------
                                                                       8,662,894

BROADCASTING - 8.06%
Adelphia Communications
  Corporation, Class A *                               30,000          1,968,750
American Telephone & Telegraph
  Corporation-Liberty Media
  Group, Class A                                       90,000          5,107,500
Cablevision Systems
  Corporation, Class A *                               50,000          3,775,000
Charter Communications,
  Incorporated, Class A *                              19,000            415,625
Fox Entertainment Group,
  Incorporated, Class A *                             125,300          3,124,669
Viacom, Incorporated, Class A *                        23,000          1,390,063
Viacom, Incorporated, Class B *                        25,000          1,510,937
                                                                      ----------
                                                                      17,292,544

BUSINESS SERVICES - 6.53%
Ecolab, Incorporated                                   76,200          2,981,325
Interpublic Group Companies,
  Incorporated                                         37,000          2,134,438
Quintiles Transnational
  Corporation *                                        76,000          1,420,250
Service Corporation
  International                                       118,500            822,094
Tyco International, Ltd.                               98,300          3,821,412





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES             VALUE
                                                      ------             -----
BUSINESS SERVICES - CONTINUED
United Parcel Service,
  Incorporated, Class B                                  4,800       $   331,200
Young & Rubicam, Incorporated
                                                        35,300         2,497,475
                                                                     -----------
                                                                      14,008,194

COMPUTERS & BUSINESS EQUIPMENT - 6.05%
Cisco Systems, Incorporated *                            9,000           964,125
Compaq Computer Corporation                            115,300         3,120,306
Dell Computer Corporation *                             44,500         2,269,500
Hewlett-Packard Company                                 25,200         2,871,225
International Business
  Machines Corporation                                  29,000         3,132,000
Xerox Corporation                                       27,300           619,369
                                                                     -----------
                                                                      12,976,525

CONSTRUCTION MATERIALS - 0.37%
Black & Decker Corporation                              15,000           783,750
                                                                     -----------

CONSTRUCTION & MINING EQUIPMENT - 0.46%
Dover Corporation                                       21,900           993,713
                                                                     -----------

COSMETICS & TOILETRIES - 0.46%
Avon Products, Incorporated                             30,000           990,000
                                                                     -----------

DOMESTIC OIL - 1.62%
Exxon Mobil Corporation                                 43,200         3,480,300
                                                                     -----------

DRUGS & HEALTH CARE - 10.91%
Astrazeneca PLC, ADR                                 102,500           4,279,375
Becton Dickinson & Company                            83,400           2,230,950
Forest Labs, Incorporated *                           64,000           3,932,000
Guidant Corporation                                   90,700           4,262,900
Medtronic, Incorporated                               65,800           2,397,587
Pacificare Health Systems *                           15,200             805,600
Pfizer, Incorporated                                  99,500           3,227,531
United Healthcare Corporation                         42,500           2,257,813
                                                                     -----------
                                                                      23,393,756

ELECTRICAL EQUIPMENT - 3.82%
Emerson Electric Company                              21,900           1,256,513
General Electric Company                              11,000           1,702,250
Hubbell, Incorporated, Class B                        20,000             545,000
KLA-Tencor Corporation *                              12,500           1,392,187
Sony Corporation                                      11,600           3,303,100
                                                                     -----------
                                                                       8,199,050

ELECTRIC UTILITIES - 3.06%
AES Corporation *                                     28,500           2,130,375
American Electric Power,
  Incorporated                                        42,900           1,378,163
CINergy Corporation                                   18,000         $   434,250
Niagara Mohawk Holdings,
  Incorporated *                                      62,500             871,094
Northeast Utilities                                   85,400           1,756,037
                                                                     -----------
                                                                       6,569,919

ELECTRONICS - 4.15%
Advanced Micro Devices,
  Incorporated *                                      18,000             520,875
Agilent Technologies,
  Incorporated *                                      18,100           1,399,356
Applied Materials,
  Incorporated *                                      14,000           1,773,625
Intel Corporation                                     24,000           1,975,500
Teradyne, Incorporated *                              48,900           3,227,400
                                                                     -----------
                                                                       8,896,756

FINANCIAL SERVICES - 4.24%
Association First Capital
  Corporation, Class A                                 67,200          1,843,800
Citigroup, Incorporated                                31,500          1,750,218
Household International,
  Incorporated                                         39,300          1,463,925
SLM Holding Corporation                                64,400          2,720,900
Wells Fargo & Company                                  32,500          1,314,219
                                                                      ----------
                                                                       9,093,062

FOOD & BEVERAGES - 4.04%
Campbell Soup Company                                  76,900          2,975,069
Kellogg Company                                       102,000          3,142,875
PepsiCo, Incorporated                                  57,000          2,009,250
Seagram, Ltd.                                          12,000            540,000
                                                                      ----------
                                                                       8,667,194

GAS & PIPELINE UTILITIES - 1.08%
Williams Companies,
  Incorporated                                         75,500          2,307,469
                                                                      ----------

HOUSEHOLD PRODUCTS - 1.62%
Clorox Company                                         69,000          3,475,875
                                                                      ----------

INSURANCE - 5.70%
Allstate Corporation                                   65,000          1,560,000
American International Group,
  Incorporated                                         18,125          1,959,766
Berkshire Hathaway,
  Incorporated, Class A *                                  56          3,141,600
Cincinnati Financial
  Corporation                                          54,000          1,684,125
Jefferson-Pilot Corporation                            16,300          1,112,475
PMI Group, Incorporated                                27,000          1,317,937
XL Capital, Ltd., Shares A                             28,000          1,452,500
                                                                      ----------
                                                                      12,228,403





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES             VALUE
                                                      ------             -----
INTERNATIONAL OIL - 1.47%
The Shell Transport & Trading
  Company PLC                                          64,000         $3,152,000
                                                                      ----------

LEISURE TIME - 2.60%
Blockbuster, Incorporated,
  Class A                                              20,000            267,500
Carnival Corporation, Class A                          76,400          3,652,875
Hasbro, Incorporated                                   86,400          1,647,000
                                                                      ----------
                                                                       5,567,375

LIQUOR - 0.54%
Anheuser-Busch Companies,
  Incorporated                                         16,500          1,169,438
                                                                      ----------

PAPER - 1.58%
Fort James Corporation                                 48,500          1,327,687
Sealed Air Corporation                                 40,000          2,072,500
                                                                      ----------
                                                                       3,400,187

PETROLEUM SERVICES - 0.82%
Baker Hughes, Incorporated                             83,700          1,762,931
                                                                      ----------

PLASTICS - 1.22%
Illinois Tool Works,
  Incorporated                                         38,700          2,614,669
                                                                      ----------

PUBLISHING - 0.89%
American Greetings
  Corporation, Class A                                 80,400          1,899,450
                                                                      ----------

REAL ESTATE - 0.61%
IndyMac Mortgage Holdings,
  Incorporated                                        102,000          1,300,500
                                                                      ----------

RETAIL GROCERY - 1.58%
Albertsons, Incorporated                               77,500          2,499,375
Starbucks Corporation *                                37,000            897,250
                                                                      ----------
                                                                       3,396,625

RETAIL TRADE - 1.53%
Lowe's Companies, Incorporated
                                                       39,200          2,342,200
Williams Sonoma, Incorporated *                        20,600            947,600
                                                                      ----------
                                                                       3,289,800

SOFTWARE - 3.17%
Autodesk, Incorporated                                34,000           1,147,500
Cadence Design Systems,
  Incorporated *                                     106,500           2,556,000
PeopleSoft, Incorporated                              90,100           1,920,256
Policy Management Systems
  Corporation *                                       46,000           1,175,875
                                                                    ------------
                                                                       6,799,631

TELECOMMUNICATIONS SERVICES - 1.73%
Nokia Corporaton, ADR                                 19,500        $  3,705,000
                                                                    ------------

TELEPHONE - 3.63%
American Telephone &
  Telegraph Corporation *                             52,800           2,679,600
MCI WorldCom, Incorporated *                          21,000           1,114,312
Sprint Corporation (FON Group)
                                                      59,200           3,984,900
                                                                    ------------
                                                                       7,778,812

TOBACCO - 0.56%
Philip Morris Companies,
  Incorporated                                        52,000           1,205,750
                                                                    ------------

TRUCKING & FREIGHT - 0.48%
CNF Transportation,
  Incorporated                                        30,000           1,035,000
                                                                    ------------


TOTAL COMMON STOCKS
(Cost: $198,928,954)                                                $204,364,822
                                                                    ------------



  PRINCIPAL
    AMOUNT                                                               VALUE
    ------                                                               -----
REPURCHASE AGREEMENTS - 4.73%
   $10,143,000 Repurchase Agreement with State
               Street Bank & Trust Company dated
               12/31/1999 at 2.50%, to be
               repurchased at $10,145,113  on
               1/03/2000, collateralized by
               $9,560,000 U.S. Treasury Bonds,
               7.25% due 08/15/2022 (valued at
               $10,348,700, including interest).                     $10,143,000
                                                                     -----------


TOTAL INVESTMENTS (U.S. LARGE CAP VALUE
TRUST) (Cost: $209,071,954)                                         $214,507,822
                                                                    ============





EQUITY-INCOME TRUST

                                                      SHARES             VALUE
                                                      ------             -----
COMMON STOCKS - 91.74%
AEROSPACE - 2.39%
Boeing Company                                      176,100          $ 7,319,156
Honeywell International,
  Incorporated                                       50,562            2,916,795
Lockheed Martin Corporation                         439,800            9,620,625
TRW, Incorporated                                   100,900            5,240,494
                                                                     -----------
                                                                      25,097,070





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES             VALUE
                                                      ------             -----
ALUMINUM - 0.58%
Reynolds Metals Company                               80,000         $ 6,130,000
                                                                     -----------

AUTO PARTS - 0.89%
Dana Corporation                                     112,000           3,353,000
Genuine Parts Company                                239,950           5,953,759
                                                                     -----------
                                                                       9,306,759

AUTOMOBILES - 0.39%
General Motors Corporation                            57,000           4,143,188
                                                                     -----------

BANKING - 6.81%
Bank America Corporation                                109,800        5,510,588
Bank One Corporation                                    241,800        7,752,713
Chase Manhattan Corporation                              40,000        3,107,500
Firstar Corporation                                     164,000        3,464,500
FleetBoston Financial
  Corporation                                           347,060       12,082,026
J. P. Morgan & Company,
  Incorporated                                           80,100       10,142,662
KeyCorp                                                 106,900        2,365,163
Mellon Financial Corporation                            524,200       17,855,562
Mercantile Bankshares
  Corporation                                           171,950        5,491,653
National City Corporation                               160,000        3,790,000
                                                                     -----------
                                                                      71,562,367

BUILDING MATERIALS & CONSTRUCTION - 0.46%
Fortune Brands, Incorporated                            147,100        4,863,494
                                                                     -----------

BUSINESS SERVICES - 1.54%
Dun & Bradstreet Corporation                            196,500        5,796,750
H & R Block, Incorporated                               125,500        5,490,625
R.R. Donnelley & Sons Company
                                                        195,900        4,860,769
                                                                     -----------
                                                                      16,148,144

CHEMICALS - 4.90%
CK Witco Corporation                                    199,344        2,666,226
Dow Chemical Company                                     72,000        9,621,000
E.I. Du Pont De Nemours &
  Company                                               197,200       12,990,550
Great Lakes Chemical
  Corporation                                           177,300        6,770,644
Hercules, Incorporated                                  268,200        7,476,075
Imperial Chemical Industries
  PLC, ADR                                              108,400        4,613,775
PPG Industries, Incorporated                            118,200        7,394,887
                                                                     -----------
                                                                      51,533,157

COMPUTERS & BUSINESS EQUIPMENT - 1.93%
Compaq Computer Corporation                             157,800        4,270,463
Hewlett-Packard Company                                  80,200        9,137,787
Xerox Corporation                                       301,200        6,833,475
                                                                     -----------
                                                                      20,241,725

CONSTRUCTION MATERIALS - 0.45%
Armstrong World Industries,
  Incorporated                                          143,300      $ 4,782,638
                                                                     -----------

COSMETICS & TOILETRIES - 0.95%
International Flavors &
  Fragrances, Incorporated                              264,600        9,988,650
                                                                     -----------

DOMESTIC OIL - 5.97%
Amerada Hess Corporation                                175,700        9,970,975
Exxon Mobil Corporation                                 412,345       33,219,544
Phillips Petroleum Company                               87,900        4,131,300
Unocal Corporation                                      307,800       10,330,537
USX-Marathon Group                                      204,200        5,041,188
                                                                     -----------
                                                                      62,693,544

DRUGS & HEALTH CARE - 4.31%
Abbott Laboratories                                     190,900        6,932,056
American Home Products
  Corporation                                           389,300       15,353,019
Becton Dickinson & Company                               78,800        2,107,900
Merck & Company, Incorporated                            75,300        5,049,806
Pharmacia & Upjohn,
  Incorporated                                          260,000       11,700,000
Smith & Nephew PLC *                                  1,224,100        4,112,761
                                                                     -----------
                                                                      45,255,542
ELECTRICAL EQUIPMENT - 0.90%
Cooper Industries,
  Incorporated                                       122,300           4,945,506
Hubbell, Incorporated, Class B                       165,500           4,509,875
                                                                      ----------
                                                                       9,455,381

ELECTRIC UTILITIES - 4.41%
DQE, Incorporated                                    140,200           4,854,425
Duke Energy Company                                  147,500           7,393,438
Entergy Corporation                                  117,000           3,012,750
FirstEnergy Corporation                              240,375           5,453,508
Niagara Mohawk Holdings,
  Incorporated *                                     155,100           2,161,706
Reliant Energy, Incorporated                         170,800           3,907,050
Scottish Power PLC                                   138,040           3,865,120
Southern Company                                     308,000           7,238,000
TECO Energy, Incorporated                            124,000           2,301,750
Unicom Corporation                                   183,600           6,150,600
                                                                      ----------
                                                                      46,338,347

FINANCIAL SERVICES - 3.20%
Citigroup, Incorporated                              258,973          14,389,187
Federal National Mortgage
  Association                                        184,500          11,519,719
Wells Fargo & Company                                191,700           7,751,869
                                                                      ----------
                                                                      33,660,775





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES             VALUE
                                                      ------             -----
FOOD & BEVERAGES - 5.56%
Campbell Soup Company                               177,100          $ 6,851,556
General Mills, Incorporated                         404,200           14,450,150
H.J. Heinz Company                                  234,700            9,343,994
Hershey Foods Corporation                           184,900            8,782,750
Kellogg Company                                     149,700            4,612,631
McCormick & Company,
  Incorporated                                      237,500            7,065,625
Quaker Oats Company                                 111,300            7,304,063
                                                                     -----------
                                                                      58,410,769

GOLD - 0.50%
Newmont Mining Corporation                          215,700            5,284,650
                                                                     -----------

HOTELS & RESTAURANTS - 1.04%
Hilton Hotels Corporation                           389,700            3,750,863
Starwood Hotels & Resorts,
  Class B                                           306,571            7,204,418
                                                                     -----------
                                                                      10,955,281

HOUSEHOLD APPLIANCES - 0.50%
Whirlpool Corporation                                80,000            5,205,000
                                                                     -----------

HOUSEHOLD PRODUCTS - 1.49%
The Stanley Works                                   216,600            6,525,075
Tupperware Corporation                              158,400            2,682,900
Unilever NV *                                       117,100            6,468,962
                                                                     -----------
                                                                      15,676,937

INDUSTRIAL MACHINERY - 0.74%
Pall Corporation                                    359,400            7,749,562
                                                                     -----------

INSURANCE - 4.89%
American General Corporation                        147,800           11,214,325
Chubb Corporation                                   132,400            7,455,775
Lincoln National Corporation                        130,200            5,208,000
SAFECO Corporation                                  207,200            5,154,100
St. Paul Companies,
  Incorporated                                      311,948           10,508,748
UnumProvident Corporation                           234,700            7,525,069
XL Capital, Ltd., Shares A                           82,700            4,290,062
                                                                     -----------
                                                                      51,356,079

INTERNATIONAL OIL - 5.19%
Atlantic Richfield Company                          199,000           17,213,500
Chevron Corporation                                 163,400           14,154,525
Royal Dutch Petroleum
  Company, GDR                                      193,500           11,694,656
Texaco, Incorporated                                210,200           11,416,488
                                                                     -----------
                                                                      54,479,169

LEISURE TIME - 1.58%
Hasbro, Incorporated                                 224,800           4,285,250
The Walt Disney Company                              419,700          12,276,225
                                                                     -----------
                                                                      16,561,475
LIQUOR - 1.63%
Anheuser-Busch Companies,
  Incorporated                                       143,800         $10,191,825
Brown Forman Corporation,
  Class B                                            120,800           6,915,800
                                                                     -----------
                                                                      17,107,625

METAL & METAL PRODUCTS - 0.36%
Inco, Ltd.                                           160,400           3,769,400
                                                                     -----------

MINING - 0.52%
Phelps Dodge Corporation                              82,000           5,504,250
                                                                     -----------

NEWSPAPERS - 1.61%
Dow Jones & Company,
  Incorporated                                        96,400           6,555,200
Knight-Ridder, Incorporated                          173,300          10,311,350
                                                                     -----------
                                                                      16,866,550

PAPER - 5.72%
Consolidated Papers,
  Incorporated                                       200,200           6,368,862
Fort James Corporation                               322,000           8,814,750
International Paper Company                          334,655          18,887,092
Kimberly-Clark Corporation                           218,400          14,250,600
Minnesota Mining &
  Manufacturing Company                              120,200          11,764,575
                                                                     -----------
                                                                      60,085,879

PETROLEUM SERVICES - 2.53%
Baker Hughes, Incorporated                           440,500           9,278,031
BP Amoco PLC                                         291,800          17,307,388
                                                                     -----------
                                                                      26,585,419

PHOTOGRAPHY - 1.06%
Eastman Kodak Company                                168,400          11,156,500
                                                                     -----------

PUBLISHING - 0.42%
Readers Digest Association,
  Incorporated, Class A                              150,000           4,387,500
                                                                     -----------

RAILROADS & EQUIPMENT - 2.17%
Burlington Northern Santa Fe
  Corporation                                         99,300           2,408,025
GATX Corporation                                      63,000           2,126,250
Norfolk Southern Corporation                         406,100           8,325,050
Union Pacific Corporation                            227,200           9,911,600
                                                                     -----------
                                                                      22,770,925

REAL ESTATE - 1.33%
Rouse Company                                        237,400           5,044,750
Simon Property Group,
  Incorporated                                       280,600           6,436,262
Vornado Realty Trust                                  78,400           2,548,000
                                                                     -----------
                                                                      14,029,012





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      SHARES             VALUE
                                                      ------             -----
RETAIL TRADE - 1.59%
J. C. Penney, Incorporated                           140,400        $  2,799,225
May Department Stores,
  Incorporated                                       151,050           4,871,363
Rite Aid Corporation                                 235,600           2,635,775
Toys R Us, Incorporated *                            448,900           6,424,881
                                                                    ------------
                                                                      16,731,244

SANITARY SERVICES - 0.58%
Waste Management, Incorporated                       355,232           6,105,550
                                                                    ------------

TELEPHONE - 9.15%
Alltel Corporation                                   176,200          14,569,537
American Telephone &
  Telegraph Corporation                               91,050           4,620,788
BCE, Incorporated                                    145,500          13,122,281
Bell Atlantic Corporation                            195,600          12,041,625
BellSouth Corporation                                 98,500           4,611,031
GTE Corporation                                      231,600          16,342,275
SBC Communications,
  Incorporated                                       394,664          19,239,870
U. S. West, Incorporated                             160,600          11,563,200
                                                                    ------------
                                                                      96,110,607

TOBACCO - 1.50%
Philip Morris Companies,
  Incorporated                                       329,400           7,637,963
UST, Incorporated                                    321,000           8,085,187
                                                                    ------------
                                                                      15,723,150

TOTAL COMMON STOCKS
(Cost: $866,462,102)                                                $963,813,315
                                                                    ------------



  PRINCIPAL
    AMOUNT                                                              VALUE
    ------                                                              -----
SHORT TERM INVESTMENTS - 7.50%
   $15,000,000 American Petrofina Holding
                6.33% due 01/31/2000                                 $14,920,875
     1,750,000 Assets Securitization
               Cooperative,                                            1,742,505
                5.93% due 01/27/2000
    10,000,000 CDC Commercial
                6.38% due 01/10/2000                                   9,984,050
     3,765,000 Delaware Funding Corporation
                5.95% due 01/24/2000                                   3,750,688
    11,000,000  6.50% due 01/13/2000                                  10,976,166
    29,142,146 Navigator Securities Lending Trust,                    29,142,146
                5.86%
     6,000,000 Preferred Receivables Funding
                Corporation, 6.45% due
                 01/21/2000                                            5,978,500
     2,300,000 T. Rowe Price Resources Investor
                Fund                                                   2,300,000
                                                                     -----------
                                                                     $78,794,930



  PRINCIPAL
    AMOUNT                                                              VALUE
    ------                                                              -----
REPURCHASE AGREEMENTS - 0.76%
    $8,010,000 Repurchase Agreement with
               State Street Bank & Trust Company
               dated 12/31/1999 at 2.50%,
               to be repurchased at $8,011,669
               on 01/03/2000, collateralized by
               $7,550,000 U.S. Treasury Bonds,
               7.25% due 08/15/2022
               (valued at $8,172,875, including interest).            $8,010,000
                                                                      ----------

TOTAL INVESTMENTS (EQUITY-INCOME TRUST)
(Cost: $953,267,032)                                              $1,050,618,245
                                                                  ==============


INCOME & VALUE TRUST                                     SHARES          VALUE
                                                         ------          -----
COMMON STOCKS - 56.39%
AEROSPACE - 0.99%
Lockheed Martin Corporation                          73,000          $ 1,596,875
United Technologies
  Corporation                                        87,400            5,681,000
                                                                     -----------
                                                                       7,277,875

AIR TRAVEL - 0.33%
Galileo International,
  Incorporated                                       80,000            2,395,000
                                                                     -----------

ALUMINUM - 0.27%
Alcoa, Incorporated                                  24,000            1,992,000
                                                                     -----------

APPAREL & TEXTILES - 1.15%
NIKE, Incorporated, Class B                          74,000            3,667,625
Tommy Hilfiger Corporation *                        136,100            3,172,831
V. F. Corporation                                    53,400            1,602,000
                                                                     -----------
                                                                       8,442,456

AUTO PARTS - 0.27%
Federal Mogul Corporation                            99,900            2,010,488
                                                                     -----------

AUTO SERVICES - 0.25%
AutoNation, Incorporated                            197,900            1,830,575
                                                                     -----------

BANKING - 2.61%
Bank America Corporation                            181,100            9,088,956
Bank One Corporation                                191,400            6,136,763
Washington Mutual,
  Incorporated                                      150,000            3,900,000
                                                                     -----------
                                                                      19,125,719

BROADCASTING - 5.33%
Adelphia Communications
  Corporation, Class A *                             73,000            4,790,625

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES          VALUE
                                                        ------          -----
BROADCASTING - CONTINUED
American Telephone & Telegraph
  Corporation-Liberty Media
  Group, Class A                                         217,200     $12,326,100
Cablevision Systems
  Corporation, Class A                                    93,000       7,021,500
Charter Communications,
  Incorporated, Class A                                   43,800         958,125
Fox Entertainment Group,
  Incorporated, Class A                                  255,000       6,359,062
Viacom, Incorporated, Class A *                           92,000       5,560,250
Viacom, Incorporated, Class B *                           34,000       2,054,875
                                                                     -----------
                                                                      39,070,537

BUSINESS SERVICES - 3.72%
Ecolab, Incorporated                                     142,000       5,555,750
Interpublic Group Companies,
  Incorporated                                            70,000       4,038,125
Quintiles Transnational
  Corporation *                                          202,500       3,784,219
Service Corporation
  International                                          240,000       1,665,000
Tyco International, Ltd.                                 140,000       5,442,500
United Parcel Service,
  Incorporated, Class B                                   11,000         759,000
Young & Rubicam,
  Incorporated
                                                          85,000       6,013,750
                                                                     -----------
                                                                      27,258,344

COMPUTERS & BUSINESS EQUIPMENT - 2.72%
Cisco Systems, Incorporated *                             20,500       2,196,063
Compaq Computer
  Corporation                                            149,000       4,032,312
Dell Computer Corporation *                               61,800       3,151,800
Hewlett-Packard Company                                   33,500       3,816,906
International Business
  Machines Corporation                                    62,000       6,696,000
                                                                     -----------
                                                                      19,893,081

CONSTRUCTION & MINING EQUIPMENT - 0.58%
Dover Corporation                                         93,000       4,219,875
                                                                     -----------

COSMETICS & TOILETRIES - 0.32%
Avon Products, Incorporated                               70,000       2,310,000
                                                                     -----------

DOMESTIC OIL - 0.85%
Exxon Mobil Corporation                                   77,600       6,251,650
                                                                     -----------

DRUGS & HEALTH CARE - 6.14%
Astrazeneca PLC, ADR                                     214,000       8,934,500
Becton Dickinson & Company                               110,600       2,958,550
Forest Labs, Incorporated *                              148,000       9,092,750
Guidant Corporation                                      177,800       8,356,600
Medtronic, Incorporated                                  126,000       4,591,125
Pacificare Health Systems *                               35,500       1,881,500
Pfizer, Incorporated                                     190,000       6,163,125
United Healthcare
  Corporation                                             56,400     $ 2,996,250
                                                                     -----------
                                                                      44,974,400

ELECTRICAL EQUIPMENT - 2.10%
Emerson Electric Company                                  34,700       1,990,912
General Electric Company                                  13,600       2,104,600
KLA-Tencor Corporation *                                  37,000       4,120,875
Sony Corporation                                          25,100       7,147,225
                                                                     -----------
                                                                      15,363,612

ELECTRIC UTILITIES - 1.98%
AES Corporation *                                         82,000       6,129,500
American Electric Power,
  Incorporated                                            61,500       1,975,687
CINergy Corporation                                       35,000         844,375
Niagara Mohawk Holdings,
  Incorporated *                                          75,700       1,055,069
Northeast Utilities                                      220,300       4,529,919
                                                                     -----------
                                                                      14,534,550

ELECTRONICS - 3.26%
Advanced Micro Devices,
  Incorporated *                                          35,000       1,012,813
Agilent Technologies,
  Incorporated *                                          39,500       3,053,844
Applied Materials,
  Incorporated *                                          36,000       4,560,750
Intel Corporation                                         90,000       7,408,125
Raytheon Company, Class B                                 47,400       1,259,062
Teradyne, Incorporated *                                  99,500       6,567,000
                                                                     -----------
                                                                      23,861,594

FINANCIAL SERVICES - 2.72%
Association First Capital
  Corporation, Class A                                   110,000       3,018,125
Citigroup, Incorporated                                   73,500       4,083,844
Household International,
  Incorporated                                           110,000       4,097,500
SLM Holding Corporation                                  140,000       5,915,000
Wells Fargo & Company                                     68,700       2,778,056
                                                                     -----------
                                                                      19,892,525

FOOD & BEVERAGES - 1.69%
Campbell Soup Company                                     92,800       3,590,200
Kellogg Company                                          204,000       6,285,750
PepsiCo, Incorporated                                     32,000       1,128,000
Seagram, Ltd.                                             30,000       1,350,000
                                                                     -----------
                                                                      12,353,950

GAS & PIPELINE UTILITIES - 0.58%
Williams Companies,
  Incorporated *                                         139,000       4,248,188
                                                                     -----------



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES          VALUE
                                                        ------          -----
HOUSEHOLD PRODUCTS - 0.72%
Black & Decker Corporation                               30,000      $ 1,567,500
Clorox Company                                           73,000        3,677,375
                                                                     -----------
                                                                       5,244,875

INSURANCE - 2.89%
Allstate Corporation                                     38,000          912,000
American International Group,
  Incorporated                                           31,250        3,378,906
Berkshire Hathaway,
  Incorporated, Class A *                                    67        3,758,700
Cincinnati Financial
  Corporation                                           175,200        5,464,050
Jefferson-Pilot Corporation                              16,000        1,092,000
PMI Group, Incorporated                                  40,000        1,952,500
XL Capital, Ltd., Shares A                               89,000        4,616,875
                                                                     -----------
                                                                      21,175,031

INTERNATIONAL OIL - 0.46%
The Shell Transport & Trading
  Company PLC                                            69,000        3,398,250
                                                                     -----------

LEISURE TIME - 1.59%
Blockbuster, Incorporated,
  Class A                                                49,000          655,375
Carnival Corporation, Class A                           152,000        7,267,500
Hasbro, Incorporated                                    194,400        3,705,750
                                                                     -----------
                                                                      11,628,625

LIQUOR - 0.53%
Anheuser-Busch Companies,
  Incorporated                                           55,000        3,898,125
                                                                     -----------

PAPER - 1.19%
Bowater, Incorporated                                    49,900        2,710,194
Fort James Corporation                                  120,000        3,285,000
Sealed Air Corporation *                                 52,000        2,694,250
                                                                     -----------
                                                                       8,689,444

PETROLEUM SERVICES - 0.45%
Baker Hughes, Incorporated                              157,000        3,306,813
                                                                     -----------

PLASTICS - 0.74%
Illinois Tool Works,
  Incorporated                                           80,000        5,405,000
                                                                     -----------

PUBLISHING - 0.82%
American Greetings
  Corporation, Class A                                  167,000        3,945,375
Time Warner, Incorporated                                29,000        2,100,687
                                                                     -----------
                                                                       6,046,062

REAL ESTATE - 0.41%
IndyMac Mortgage Holdings,
  Incorporated                                          236,300        3,012,825
                                                                     -----------

RETAIL GROCERY - 0.60%
Albertsons, Incorporated                                 88,100      $ 2,841,225
Starbucks Corporation *                                  63,000        1,527,750
                                                                     -----------
                                                                       4,368,975

RETAIL TRADE - 0.86%
Lowe's Companies,
  Incorporated                                           78,000        4,660,500
Williams Sonoma,
  Incorporated *                                         35,900        1,651,400
                                                                     -----------
                                                                       6,311,900

SOFTWARE - 2.79%
Autodesk, Incorporated                                  138,800        4,684,500
Cadence Design Systems,
  Incorporated *                                        435,000       10,440,000
PeopleSoft, Incorporated *                              195,000        4,155,938
Policy Management Systems
  Corporation *                                          45,700        1,168,206
                                                                     -----------
                                                                      20,448,644

TELECOMMUNICATIONS SERVICES - 1.39%
Nokia Corporaton, ADR                                    52,000        9,880,000
Williams Communications
  Group                                                   9,600          277,800
                                                                     -----------
                                                                      10,157,800

TELEPHONE - 2.22%
American Telephone &
  Telegraph Corporation *                                99,750        5,062,313
MCI WorldCom, Incorporated *                             52,500        2,785,781
Sprint Corporation
  (FON Group)                                           125,400        8,440,987
                                                                    ------------
                                                                      16,289,081

TOBACCO - 0.40%
Philip Morris Companies,
  Incorporated                                          128,000        2,968,000
                                                                    ------------

TRUCKING & FREIGHT - 0.47%
CNF Transportation,
  Incorporated                                          100,000        3,450,000
                                                                    ------------

TOTAL COMMON STOCKS
(Cost: $395,738,573)                                                $413,105,869
                                                                    ------------

WARRANTS - 0.08%
BUSINESS SERVICES - 0.00%
Protection One, Incorporated,
  (Expiration date
  06/30/2005; strike price
  $6.60) *                                                3,200            1,200
                                                                    ------------



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES          VALUE
                                                        ------          -----
INDUSTRIALS - 0.00%
McCaw International, Ltd.,
  (Expiration date
  04/15/2007; strike price
  $36.45) *                                                   250       $  2,031
                                                                        --------

SOFTWARE - 0.04%
Rhythms NetConnections,
  Incorporated, (Expiration
  date 05/15/2008; strike
  price $0.01) *                                            2,400        303,552
                                                                        --------

TELECOMMUNICATIONS SERVICES - 0.04%
Microcell Telecommunications,
  Incorporated, (Expiration
  date 06/15/2006; strike
  price $0.01)
                                                            3,760        250,773
Orbital Imaging Corporation,
  (Expiration date
  03/01/2005; strike price
  $1.00) *                                                    570         11,472
                                                                        --------
                                                                         262,245

TOTAL WARRANTS
(Cost: $0)                                                              $569,028
                                                                        --------


                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
U.S. TREASURY OBLIGATIONS - 7.87%
U.S. TREASURY BONDS - 0.34%
7.875% due 02/15/2021                                  $ 2,250,000   $ 2,515,073
                                                                     -----------

U.S. TREASURY NOTES - 7.53%
5.25% due 08/15/2003                                     6,100,000     5,881,742
5.625% due 02/15/2006                                    4,000,000     3,826,880
6.25% due 02/15/2003 -
  02/15/2007                                            28,750,000    28,533,412
6.875% due 05/15/2006                                    6,000,000     6,105,960
7.25% due 05/15/2004                                     7,250,000     7,468,660
7.50% due 11/15/2001                                     3,250,000     3,320,590
                                                                     -----------
                                                                      55,137,244

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $60,223,252)                                                  $57,652,317
                                                                     -----------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.93%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.68%
5.125% due 02/13/2004                                    3,000,000     2,820,480
5.25% due 01/15/2009                                     3,000,000     2,646,090
5.625% due 05/14/2004                                    5,000,000     4,778,100
5.875% due 04/23/2004                                    3,000,000     2,868,750
6.00% due 05/15/2008 -
  05/01/2029                                            15,781,159    14,765,211
6.50% due 06/01/2014 -
  05/01/2029                                            22,875,320    21,621,113
7.50% due 06/01/2025 -
  09/01/2029                                             2,278,664     2,253,029
8.00% due 11/01/2029                                     4,496,808     4,541,776
                                                                     -----------
                                                                      56,294,549

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.25%
6.00% due 05/15/2029 -
  06/15/2029                                             4,667,598     4,244,574
6.50% due 05/15/2029 -
  07/15/2029                                            18,847,350    17,686,918
7.00% due 04/15/2029 -
  10/15/2029                                             3,703,801     3,576,464
7.50% due 01/14/2000                                       998,390       987,158
8.00% due 10/15/2025 -
  04/15/2029                                             4,562,415     4,609,125
                                                                     -----------
                                                                      31,104,239

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $90,866,667)                                                  $87,398,788
                                                                     -----------

CORPORATE BONDS - 8.47%
AUTO SERVICES - 0.10%
Hertz Corporation
  7.375% due 06/15/2001                                 750,000          753,219
                                                                       ---------

BANKING - 0.09%
Bank One Corporation
  5.625% due 02/17/2004                                 750,000          703,545
                                                                       ---------

BUSINESS SERVICES - 0.31%
Williams Holdings,
  Incorporated, 6.50% due
  12/01/2008                                          2,500,000        2,291,025
                                                                       ---------

DRUGS & HEALTH CARE - 0.10%
McKesson Corporation
  6.30% due 03/01/2005                                  825,000          767,637
                                                                       ---------

ELECTRIC UTILITIES - 0.22%
Michigan Consolidated Gas
  Company, 6.45% due
  06/30/2008                                            750,000          686,253
WMX Technologies, Incorporated
  6.375% due 12/01/2003                                 750,000          675,667
  6.70% due 05/01/2001                                  250,000          241,733
                                                                       ---------
                                                                       1,603,653



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
FINANCIAL SERVICES - 1.85%
Associates Corporation of
  North America
  5.75% due 11/01/2003                             $ 2,000,000       $ 1,907,620
  6.25% due 11/01/2008                                 750,000           691,785
Bankamerica Corporation
  5.875% due 02/15/2009                                750,000           667,830
Chase Manhattan Corporation
  6.375% due 04/01/2008                                750,000           697,845
Ford Motor Credit Company
  5.80% due 01/12/2009                               2,250,000         1,994,085
  6.70% due 07/16/2004                                 750,000           734,062
  7.375% due 10/28/2009                              1,000,000           987,250
Goldman Sachs Group,
  Incorporated, 6.65% due
  05/15/2009                                           750,000           698,100
Household Financial
  Corporation, 6.40% due
  06/17/2008                                         3,250,000         3,004,495
Lehman Brothers Holdings,
  Incorporated, 6.625% due
  02/05/2006                                           750,000           708,570
Reliastar Financial
  Corporation, 8.00% due
  10/30/2006                                           750,000           754,185
United States West Capital
  Funding, Incorporated,
  6.375% due 07/15/2008                                750,000           684,653
                                                                     -----------
                                                                      13,530,480

FOOD & BEVERAGES - 0.10%
Delta Beverage Group,
  Incorporated, 9.75% due
  12/15/2003                                           750,000           750,000
                                                                     -----------

HOUSEHOLD APPLIANCES - 0.10%
Philips Electronics NV
  7.20% due 06/01/2026                                 750,000           731,678
                                                                     -----------

INDUSTRIALS - 3.45%
British Sky Broadcasting
  Group, 8.20% due 07/15/2009                        1,750,000         1,682,039
CBS, Incorporated
  7.15% due 05/20/2005                               2,000,000         1,962,260
Columbia Gas Systems,
  Incorporated, 6.39% due
  11/28/2000                                           750,000           744,547
Cox Radio, Incorporated
  6.375% due 05/15/2005                              1,000,000           932,660
Crown Castle International
  Corporation, Step up to
  10.375% due 05/15/2011                             3,250,000         2,031,250
Delta Air Lines,
  Incorporated, 7.70% due
  12/15/2005                                         1,250,000         1,229,345
Federal Mogul Corporation
  7.875% due 07/01/2010                                750,000           671,790
Fox / Liberty Networks LLC
  Step up to 9.75% due
  08/15/2007                                         1,500,000         1,200,000
Freeport McMoran Copper &
  Gold, 7.20% due 11/15/2026                           500,000           319,615
Home Products International,
  Incorporated, 9.625% due
  05/15/2008                                           750,000           684,375
International Business
  Machines Corporation,
  5.375% due 02/01/2009                                750,000           656,850
McDermott, Incorporated
  9.375% due 03/15/2002                              1,125,000         1,124,314
Nabisco, Incorporated
  6.375% due 02/01/2035                                750,000           696,540
  7.55% due 06/15/2015                               2,000,000         1,890,622
Omnipoint Corporation
  11.625% due 08/15/2006                             2,250,000         2,385,000
Paracelsus Healthcare
  Corporation, 10.00% due
  08/15/2006                                           500,000           290,000
Radio One, Incorporated
  7.00% due 05/15/2004                                 125,000           133,125
Salton, Incorporated
  10.75% due 12/15/2005                              1,000,000         1,022,500
Tekni Plex, Incorporated
  9.25% due 03/01/2008                                 750,000           761,250
Time Warner, Incorporated
  7.25% due 10/15/2017                               2,250,000         2,100,240
  8.18% due 08/15/2007                               1,000,000         1,027,760
Ziff Davis, Incorporated
  8.50% due 05/01/2008                               1,000,000         1,020,000
Zilog, Incorporated
  9.50% due 03/01/2005                                 750,000           682,500
                                                                     -----------
                                                                      25,248,582

PAPER - 0.10%
Fort James Corporation
  6.875% due 09/15/2007                                750,000           712,005
                                                                       ---------

PETROLEUM SERVICES - 0.10%
Amerada Hess Corporation
  7.375% due 10/01/2009                                750,000           731,932
                                                                       ---------

SANITARY SERVICES - 0.14%
Allied Waste North America,
  Incorporated, 10.00% due
  08/01/2009                                         1,125,000         1,006,875
                                                                       ---------



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
TELECOMMUNICATIONS SERVICES - 0.51%
Nextel Communications,
  Incorporated
    9.375% due 11/15/2009                            $ 1,000,000     $   980,000
  12.00% due 11/01/2008                                2,250,000       2,520,000
Spectrasite Holdings,
  Incorporated, Step up to
  11.25% due 04/15/2009                                  500,000         267,500
                                                                     -----------
                                                                       3,767,500

TELEPHONE - 1.30%
American Telephone &
  Telegraph Corporation,
  5.625% due 03/15/2004                                  750,000         709,268
Cable & Wireless Communication
  6.625% due 03/06/2005                                1,000,000         987,570
  6.75% due 03/06/2008                                 2,250,000       2,216,655
Liberty Media Corporation
  7.875% due 07/15/2009                                1,750,000       1,741,932
Nextlink Communications,
  Incorporated, 10.50% due
  12/01/2009                                           1,500,000       1,522,500
Voicestream Wire
  10.375% due 11/15/2009                               2,250,000       2,317,500
                                                                     -----------
                                                                       9,495,425

TOTAL CORPORATE BONDS
(Cost: $63,917,156)                                                  $62,093,556
                                                                     -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.34%
California Infrastructure
  PG&E-1, Series 1997-1,Class
  A6, 6.32% due 09/25/2005                               750,000         737,610
Merrill Lynch Mortgage
  Investments, Incorporated,
  7.12% due 06/18/2029                                   750,000         736,102
PP&L Transition Bond Company
  LLC, Series 1999-1, Class
  A8, 7.15% due 06/25/2009
                                                       1,000,000         994,810
                                                                     -----------
                                                                       2,468,522


TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $2,492,557)                                                   $ 2,468,522
                                                                     -----------

ASSET BACKED SECURITIES - 0.94%
Airplanes Passthru Trust,
  8.15% due 03/15/2019                               $ 1,458,571     $ 1,355,406
Citibank Credit Card Master
  Trust I, 5.50% due
  02/15/2006                                           1,500,000       1,415,625
EQCC Home Equity Loan Trust,
  7.067% due 11/25/2024                                  750,000         742,260
Government Lease Trust,
  6.18% due 05/18/2005                                 2,000,000       1,941,080
Sears Credit Account Master
  Trust II, 5.65% due
  03/15/2009                                           1,500,000       1,419,840
                                                                     -----------
                                                                       6,874,211


TOTAL ASSET BACKED
SECURITIES
(Cost: $7,145,562)                                                   $ 6,874,211
                                                                     -----------


  PRINCIPAL
    AMOUNT                                                             VALUE
    ------                                                             -----
SHORT TERM INVESTMENTS - 13.03%
$95,470,694    Navigator Securities Lending
               Trust, 5.86%                                         $ 95,470,694
                                                                    ------------

REPURCHASE AGREEMENTS - 0.95%
    $6,949,000 Repurchase Agreement with State
               Street Bank & Trust Company dated
               12/31/1999 at 2.50%, to be
               repurchased at $6,950,447 on
               01/03/2000, collateralized by
               $6,550,000 U.S. Treasury Bonds,
               7.25% due 08/15/2022 (valued at
               $7,090,375, including interest).                     $  6,949,000
                                                                    ------------

TOTAL INVESTMENTS   (INCOME & VALUE
TRUST)  (Cost: $722,798,129)                                        $732,581,985
                                                                    ============


BALANCED TRUST

                                                        SHARES          VALUE
                                                        ------          -----
COMMON STOCKS - 63.06%
AUTOMOBILES - 0.86%
General Motors Corporation,
  Class H *                                              5,300        $  508,800
Harley Davidson, Incorporated
                                                        27,600         1,768,125
                                                                      ----------
                                                                       2,276,925



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES          VALUE
                                                        ------          -----
BANKING - 0.98%
Fifth Third Bancorp                                       35,300     $ 2,590,138
                                                                     -----------

BROADCASTING - 3.68%
American Telephone & Telegraph
  Corporation-Liberty Media
  Group, Class A *                                        48,200       2,735,350
AMFM, Incorporated *                                      33,400       2,613,550
Comcast Corporation, Class A                              49,400       2,497,787
EchoStar Communications
  Corporation *                                           19,500       1,901,250
                                                                     -----------
                                                                       9,747,937

BUSINESS SERVICES - 3.17%
America Online, Incorporated *                            66,000       4,978,874
Automatic Data Processing,
  Incorporated                                            63,500       3,421,062
                                                                     -----------
                                                                       8,399,936

COMPUTERS & BUSINESS EQUIPMENT - 4.92%
Cisco Systems, Incorporated *                             62,200       6,663,175
EMC Corporation *                                         26,200       2,862,350
Sun Microsystems,
  Incorporated                                            45,000       3,484,687
                                                                     -----------
                                                                      13,010,212

CONSTRUCTION MATERIALS - 0.09%
Lafarge Corporation                                        8,500         234,813
                                                                     -----------

CRUDE PETROLEUM & NATURAL GAS - 0.70%
Conoco, Incorporated,
  Class A                                                 74,900       1,853,775
                                                                     -----------

DOMESTIC OIL - 0.46%
Phillips Petroleum Company                                25,700       1,207,900
                                                                     -----------

DRUGS & HEALTH CARE - 7.28%
Abbott Laboratories                                       57,700       2,095,231
Amgen, Incorporated *                                     31,400       1,885,963
Genetech, Incorporated *                                  12,700       1,708,150
Guidant Corporation                                       47,900       2,251,300
Medtronic, Incorporated                                   70,800       2,579,775
Merck & Company,
  Incorporated                                            50,000       3,353,125
Pfizer, Incorporated                                      76,300       2,474,981
Warner-Lambert Company                                    35,600       2,916,975
                                                                     -----------
                                                                      19,265,500

ELECTRICAL EQUIPMENT - 3.14%
General Electric Company                                  53,600       8,294,600
                                                                     -----------

ELECTRONICS - 5.54%
Analog Devices, Incorporated *                            28,600     $ 2,659,800
E-Tek Dynamics,
  Incorporated *                                          16,500       2,221,313
JDS Uniphase Corporation *                                15,000       2,419,687
Motorola, Incorporated                                    29,200       4,299,700
Texas Instruments,
  Incorporated                                            31,500       3,051,562
                                                                     -----------
                                                                      14,652,062

FINANCIAL SERVICES - 4.19%
Capital One Financial
  Corporation                                             54,100       2,606,944
Citigroup, Incorporated                                   61,000       3,389,312
Federal Home Loan Mortgage
  Corporation                                             55,500       2,611,969
Federal National Mortgage
  Association                                             39,800       2,485,012
                                                                     -----------
                                                                      11,093,237

FOOD & BEVERAGES - 0.93%
ConAgra, Incorporated                                    108,600       2,450,288
                                                                     -----------

GAS & PIPELINE UTILITIES - 1.92%
Coastal Corporation                                       72,800       2,579,850
Columbia Energy Group                                     39,600       2,504,700
                                                                     -----------
                                                                       5,084,550

HOTELS & RESTAURANTS - 0.69%
Mirage Resorts, Incorporated *                           119,100       1,823,719
                                                                     -----------

HOUSEHOLD PRODUCTS - 2.52%
Clorox Company                                            49,000       2,468,375
Dial Corporation                                          68,975       1,676,955
Procter & Gamble Company                                  23,000       2,519,937
                                                                     -----------
                                                                       6,665,267

INSURANCE - 2.76%
American International Group,
  Incorporated                                            30,900       3,341,063
XL Capital, Ltd., Shares A                                76,512       3,969,060
                                                                     -----------
                                                                       7,310,123

INTERNATIONAL OIL - 0.63%
Texaco, Incorporated                                      30,900       1,678,256
                                                                     -----------

LEISURE TIME - 0.99%
Carnival Corporation, Class A                             54,600       2,610,563
                                                                     -----------

PUBLISHING - 0.99%
Time Warner, Incorporated                                 36,200       2,622,238
                                                                     -----------



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES          VALUE
                                                        ------          -----
RETAIL TRADE - 4.17%
Costco Wholesale
  Corporation *                                         28,200      $  2,573,250
Dayton Hudson Corporation                               35,000         2,570,313
Home Depot, Incorporated                                24,300         1,666,069
Wal-Mart Stores,
  Incorporated                                          60,900         4,209,712
                                                                    ------------
                                                                      11,019,344

SOFTWARE - 4.44%
BMC Software, Incorporated *                            21,900         1,750,631
Microsoft Corporation *                                 66,200         7,728,850
Oracle Systems Corporation *                            20,200         2,263,663
                                                                    ------------
                                                                      11,743,144

TELECOMMUNICATIONS SERVICES - 3.08%
Comverse Technology,
  Incorporated *                                        13,000         1,881,750
Nortel Networks Corporation                             33,400         3,373,400
QUALCOMM, Incorporated *                                16,400         2,888,450
                                                                    ------------
                                                                       8,143,600

TELEPHONE - 4.93%
MCI WorldCom, Incorporated *                            79,050         4,194,590
Nextel Communications,
  Incorporated, Class A *                               24,200         2,495,625
U.S. West, Incorporated                                 47,200         3,398,400
Voicestream Wireless
  Corporation *                                         20,700         2,945,869
                                                                    ------------
                                                                      13,034,484

TOTAL COMMON STOCKS
(Cost: $158,558,578)                                                $166,812,611
                                                                    ------------


                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
U.S. TREASURY OBLIGATIONS - 29.34%
U.S. TREASURY NOTES - 29.34%
5.375% due 06/30/2003                                 $ 2,100,000    $ 2,037,000
5.50% due 02/28/2003 -
  02/15/2008                                           10,500,000      9,916,578
5.75% due 04/30/2003                                    6,200,000      6,086,664
6.25% due 10/31/2001 -
  02/15/2007                                           24,885,000     24,802,129
6.50% due 05/15/2005                                   10,820,000     10,823,354
6.625% due 03/31/2002                                   2,800,000      2,819,236
6.875% due 05/15/2006                                  10,700,000     10,888,962
7.25% due 05/15/2004                                    9,925,000     10,224,338
                                                                     -----------
                                                                      77,598,261


TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $79,655,772)                                                  $77,598,261
                                                                     -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.62%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.59%
6.45% due 04/29/2009                                  $ 4,500,000    $ 4,199,760
                                                                     -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.03%
6.00% due 05/15/2008                                      100,000         93,625
                                                                     -----------


TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $4,600,355)                                                   $ 4,293,385
                                                                     -----------


CORPORATE BONDS - 0.73%
TELECOMMUNICATIONS SERVICES - 0.73%
New York Telephone Company
  5.875% due 09/01/2003                                 2,000,000      1,922,560
                                                                     -----------

TOTAL CORPORATE BONDS
(Cost: $1,953,220)                                                   $ 1,922,560
                                                                     -----------


  PRINCIPAL
    AMOUNT                                                             VALUE
    ------                                                             -----
SHORT TERM INVESTMENTS - 2.60%
    $6,873,100 Navigator Securities Lending
               Trust, 5.86%                                         $  6,873,100
                                                                    ------------


  PRINCIPAL
    AMOUNT                                                             VALUE
    ------                                                             -----
REPURCHASE AGREEMENTS - 2.65%
    $7,005,000 Repurchase Agreement State Street
               Bank & Trust Company dated
               12/31/1999 at 2.50%, to be
               repurchased at $7,006,459 on
               1/03/2000, collateralized by
               $6,830,000 U.S. Treasury Bonds,
               6.875% due 08/15/2025 (valued at
               $7,145,888, including interest.                      $  7,005,000
                                                                    ------------

TOTAL INVESTMENTS   (BALANCED TRUST)
(Cost: $258,646,025)                                                $264,504,917
                                                                    ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

HIGH YIELD TRUST

                                                        SHARES          VALUE
                                                        ------          -----
PREFERRED STOCK - 2.32%
BROADCASTING - 0.60%
Paxson Communications
  Corporation, Series 144A                                    27      $  288,225
Paxson Communications
  Corporation                                                118       1,209,500
                                                                      ----------
                                                                       1,497,725

FINANCIAL SERVICES - 0.33%
KMart Financing                                           19,150         837,812
                                                                      ----------

SOFTWARE - 0.30%
Concentric Network Corporation                               757         751,323
                                                                      ----------

TELECOMMUNICATIONS SERVICES - 0.61%
IXC Communications,
  Incorporated                                             1,404       1,547,910
                                                                      ----------

TELEPHONE - 0.48%
Dobson Communications
  Corporation                                                852         930,810
NEXTEL Communications,
  Incorporated, Series D                                   2,500         268,125
                                                                      ----------
                                                                       1,198,935

TOTAL PREFERRED STOCK
(Cost: $4,943,860)                                                    $5,833,705
                                                                      ----------

WARRANTS - 0.30% *
BROADCASTING - 0.00%
Paxson Communications
  Corporation, 144A
  (Expiration date 06/30/2003;
  strike price $16.00)                                       832           2,080
                                                                      ----------

COMPUTERS & BUSINESS EQUIPMENT - 0.04%
Wam ! Net, Incorporated,
  (Expiration date
  03/01/2005; strike price
  $6.03)                                                   4,500         101,250
                                                                      ----------

INDUSTRIALS - 0.00%
Nokornthai Strip Ml Public,
  Ltd., (expiration date
  02/01/2008; strike price
  $1.00)                                                 588,776           5,888
                                                                      ----------

TELECOMMUNICATIONS SERVICES - 0.19%
American Mobile Satellite
  Corporation, 144A
   (expiration date 04/01/2008;
  strike price $12.57)                                     1,415          56,777
Globalstar
  Telecommunications, 144A
   (Expiration date 02/15/2004;
   strike price $17.39)                                      750      $  161,250
Iridium World Communications,
  Ltd., (Expiration date
  07/15/2005; strike price
  $20.90)                                                    240              32
Tele 1 Europe B V, (Expiration
  Date 05/15/2009; strike
  price $0.01)                                             1,550         263,500
                                                                      ----------
                                                                         481,559

TELEPHONE - 0.07%
Occidente y Caribe Celular
  SA, (Expiration date
  03/15/2004; strike price
  $1.00)                                                  10,600         160,325
Onepoint Communications
  Corporation, (Expiration
  date 06/01/2008; strike
  price $0.01)                                             1,200          12,150
                                                                      ----------
                                                                         172,475

TOTAL WARRANTS
(Cost: $67,861)                                                       $  763,252
                                                                      ----------

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
U.S. TREASURY OBLIGATIONS - 0.70%
U.S. TREASURY NOTES - 0.70%
6.50% due 10/15/2006                                  $1,775,000      $1,770,278
                                                                      ----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $1,773,530)                                                    $1,770,278
                                                                      ----------

FOREIGN GOVERNMENT OBLIGATIONS - 1.68%
FEDERAL REPUBLIC OF BRAZIL - 0.72%
5.00% due 04/15/2014                                   2,456,750       1,821,680
                                                                      ----------
REPUBLIC OF COLOMBIA - 0.46%
9.75% due 04/23/2009                                   1,250,000       1,162,500
                                                                      ----------
GOVERNMENT OF MEXICO - 0.50%
Series W-A, 6.25% due 12/31/2019                         660,000         519,750
Series W-B, 6.25% due 12/31/2019                         920,000         724,500
                                                                      ----------
                                                                       1,244,250

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $4,000,252)                                                    $4,228,430
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
CORPORATE BONDS - 83.33%
AUTO PARTS - 0.95%
Tenneco, Incorporated,
  11.625% due 10/15/2009                             $ 2,335,000     $ 2,381,700
                                                                     -----------

BROADCASTING - 7.89%
AMSC Acquisition Company,
  Incorporated, Series B,
  12.25% due 04/01/2008                                1,415,000       1,114,312
Cablevision S A,
  13.75% due 05/01/2009                                  845,000         820,332
Chancellor Media Corporation,
   8.125% due 12/15/2007                               2,670,000       2,676,675
   9.00% due 10/01/2008                                1,875,000       1,950,000
CSC Holdings, Incorporated,
  7.25% due 07/15/2008                                 2,045,000       1,928,353
Echostar DBS Corporation,
  9.375% due 02/01/2009                                2,750,000       2,756,875
HMV Media Group PLC,
  10.875% due 05/15/2008                               1,450,000       2,154,810
Multicanal SA,
  10.50% due 02/01/2007                                1,350,000       1,161,000
  13.125% Series E,
  due 04/15/2009                                         365,000         358,613
NTL, Incorporated,
  10.75% due 04/01/2008                                  500,000         529,011
Rogers Cablesystems, Ltd.,
  10.125% due 09/01/2012                                 650,000         689,000
TV Azteca SA DE CV,
   Series B,
  10.50% due 02/15/2007                                4,280,000       3,712,900
                                                                     -----------
                                                                      19,851,881

BUILDING MATERIALS & CONSTRUCTION - 1.54%
American Standard,
  Incorporated, 7.125% due
  06/01/2006                                           1,800,000       1,825,741
D.R. Horton, Incorporated,
  8.00% due 02/01/2009                                 2,240,000       2,049,600
                                                                     -----------
                                                                       3,875,341

BUSINESS SERVICES - 0.60%
PTC International Finance II
  SA, 11.25% due 12/01/2009                            1,500,000       1,508,002
                                                                     -----------

CHEMICALS - 1.35%
Huntsman ICI Chemicals LLC,
  10.125% due 07/01/2009                               1,200,000       1,284,371
Lyondell Chemical Company,
  9.625% due 05/01/2007                                2,070,000       2,116,575
                                                                     -----------
                                                                       3,400,946

COMPUTERS & BUSINESS EQUIPMENT - 2.59%
Entex Information Services,
  Incorporated, 12.50% due
  08/01/2006                                         $   390,000     $   146,250
International Game
  Technology, 8.375% due
  05/15/2009                                           3,645,000       3,526,538
Netia Holdings II BV,
  13.50% due 06/15/2009                                1,800,000       1,865,336
Wam ! Net, Incorporated,
  Step up to 13.25% due
  03/01/2005                                           1,700,000         981,750
                                                                     -----------
                                                                       6,519,874

CONSTRUCTION MATERIALS - 1.84%
Nortek, Incorporated,
  8.875% due 08/01/2008                                2,675,000       2,541,250
Pindo Deli Finance Mauritius,
  Ltd., 10.75% due 10/01/2007                          2,845,000       2,076,850
                                                                     -----------
                                                                       4,618,100

CONSTRUCTION & MINING EQUIPMENT - 0.38%
Applied Power, Incorporated,
  8.75% due 04/01/2009                                   965,000         944,494
                                                                     -----------

CRUDE PETROLEUM & NATURAL GAS - 0.80%
Vintage Petroleum,
  Incorporated,
     8.625% due 02/01/2009                               375,000         364,688
   9.75% due 06/30/2009                                1,595,000       1,634,875
                                                                     -----------
                                                                       1,999,563

DRUGS & HEALTH CARE - 6.46%
Columbia/HCA Healthcare
  Corporation,
   6.91% due 06/15/2005                                3,885,000       3,554,775
   7.00% due 07/01/2007                                2,040,000       1,820,700
   7.25% due 05/20/2008                                  750,000         675,000
   7.69% due 06/15/2025                                1,000,000         820,000
   8.85% due 01/01/2007                                2,280,000       2,228,700
Fresenius Medical Care
  Capital Trust,
  7.875% due 02/01/2008                                1,900,000       1,733,750
  9.00% due 12/01/2006                                   650,000         612,821
Tenet Healthcare Corporation,
  8.125% due 12/01/2008                                2,770,000       2,576,100
  8.625% due 01/15/2007                                2,300,000       2,225,250
                                                                      ----------
                                                                      16,247,096


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                      ------           -----
ELECTRIC UTILITIES - 2.96%
AES Corporation,
  8.50% due 11/01/2007                             $ 2,100,000       $ 1,963,500
CMS Energy Corporation,
  7.50% due 01/15/2009                               2,330,000         2,103,363
USA Waste Services,
  Incorporated,
  7.125% due 10/01/2007                                970,000           848,478
  7.125% due 12/15/2017                                500,000           397,735
Waste Management,
  Incorporated, 7.65% due
  03/15/2011                                           530,000           458,646
WMX Technologies,
  Incorporated, 7.00% due
  10/15/2006                                         1,905,000         1,666,018
                                                                     -----------
                                                                       7,437,740

ELECTRONICS - 0.27%
Hyundai Semiconductor
  American, Incorporated,
  8.625% due 05/15/2007                                830,000           687,241
                                                                     -----------

FINANCIAL SERVICES - 1.27%
Cellco Finance NV,
  12.75% due 08/01/2005                              1,050,000         1,088,062
GS Escrow Corporation,
  7.125% due 08/01/2005                              2,355,000         2,116,580
                                                                     -----------
                                                                       3,204,642

FOREST PRODUCTS - 0.27%
Tembec Industries,
  Incorporated, 8.625% due
  06/30/2009                                           690,000           690,000
                                                                     -----------

HOTELS & RESTAURANTS - 5.00%
Hilton Hotels Corporation,
  7.95% due 04/15/2007                               2,700,000         2,541,240
HMH Properties, Incorporated,
  7.875% due 08/01/2005                              3,550,000         3,274,875
Horseshoe Gaming LLC,
  8.625% due 05/15/2009                              2,525,000         2,411,375
Host Marriott Travel Plazas,
  Incorporated, Series B,
  9.50% due 05/15/2005                               1,935,000         1,968,862
Park Place Entertainment
  Corporation, 7.875% due
  12/15/2005                                         2,500,000         2,387,500
                                                                     -----------
                                                                      12,583,852

INDUSTRIALS - 7.64%
Axia, Incorporated,
  10.75% due 07/15/2008                                705,000           645,956
EES Coke Battery Company,
  Incorporated, 9.382% due
  04/15/2007                                           525,000           492,240
Glencore Nickel Property,
  Ltd., 9.00% due 12/01/2014                       $   630,000       $   526,050
Hayes Lemmerz International,
  Incorporated, 8.25% due
  12/15/2008                                         2,500,000         2,275,000
Huntsman ICI Chemicals LLC,
  10.125% due 07/01/2009                             1,100,000         1,133,000
Indah Kiat Finance Mauritius,
  Ltd., 10.00% due 07/01/2007                        1,850,000         1,369,000
ISP Holdings, Incorporated,
  Series B, 9.00% due
  10/15/2003                                         2,300,000         2,282,750
Norampac, Incorporated,
  9.50% due 02/01/2008                               2,110,000         2,162,750
Paiton Energy,
  9.34% due 02/15/2014                               1,440,000           259,200
Psinet, Incorporated,
  11.00% due 08/01/2009                              1,250,000         1,287,500
Ras Laffan Liquefied Natural
  Gas, 8.294% due 03/15/2014                         1,005,000           943,966
S. D. Warren Company,
  12.00% due 12/15/2004                                935,000           974,738
Sequa Corporation,
  9.00% due 08/01/2009                               1,350,000         1,306,125
Sirona Dental Systems,
  4.678% due 07/15/2008                              1,550,000           614,711
Smithfield Foods,
  Incorporated, 7.625% due
  02/15/2008                                         2,475,000         2,227,500
Waste Management,
  Incorporated, 6.875% due
  05/15/2009                                           855,000           720,423
                                                                     -----------
                                                                      19,220,909

LEISURE TIME - 3.28%
Harrahs Operating,
  Incorporated, 7.875% due
  12/15/2005                                         3,385,000         3,258,063
Station Casinos, Incorporated,
  8.875% due 05/29/2007                              2,985,000         2,843,212
  9.75% due 04/15/2007                                 885,000           893,850
  10.125% due 03/15/2006                             1,240,000         1,264,800
                                                                     -----------
                                                                       8,259,925

METAL & METAL PRODUCTS - 0.92%
Impress Metal Packaging
  Holdings,
  5.063% due 05/29/2007                              2,015,000         1,006,690
  9.875% due 05/29/2007                          EUR 1,200,000           603,752


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
METAL & METAL PRODUCTS - CONTINUED
Republic Technologies
  International, 13.75% due
  07/15/2009                                         $1,050,000       $  693,000
                                                                      ----------
                                                                       2,303,442

MINING - 0.86%
Murrin Murrin Property, Ltd.,
  9.375% due 08/31/2007                               2,505,000        2,166,825
                                                                      ----------

PAPER - 0.89%
Pacifica Papers,
  Incorporated,
  10.00% due 03/15/2009                               2,165,000        2,235,363
                                                                      ----------

PETROLEUM SERVICES - 1.24%
Husky Oil, Ltd.,
  8.90% due 08/15/2008                                  965,000          963,645
Synder Oil Corporation,
  8.75% due 06/15/2007                                2,165,000        2,154,175
                                                                      ----------
                                                                       3,117,820

POLLUTION CONTROL - 0.97%
Norcal Waste Systems,
  Incorporated, Series B,
  Step up to 13.50% due
  11/15/2005                                          2,300,000        2,432,250
                                                                      ----------

PUBLISHING - 0.99%
Outdoor Systems,
  Incorporated, 8.875%
  due 06/15/2007                                      2,420,000        2,495,625
                                                                      ----------

RETAIL GROCERY - 0.67%
Stater Brothers Holdings,
  Incorporated, 10.75%
  due 08/15/2006                                      1,675,000        1,695,938
                                                                      ----------

RETAIL TRADE - 2.68%
K Mart Funding Corporation,
  Series F, 8.80%
  due 07/01/2010                                      3,500,000        3,465,385
Musicland Group, Incorporated,
  9.00% due 06/15/2003                                  865,000          834,725
  9.875% due 03/15/2008                               2,700,000        2,443,500
                                                                      ----------
                                                                       6,743,610

SOFTWARE - 1.15%
Psi Net, Incorporated,
  10.00% due 02/15/2005                               1,325,000        1,315,062
Rhythms NetConnections,
  Incorporated, Series B,
  Step up to 13.50% due
  05/15/2008                                         $2,900,000       $1,566,000
                                                                      ----------
                                                                       2,881,062

STEEL - 0.97%
National Steel Corporation,
  Series D, 9.875%
   due 03/01/2009                                     2,350,000        2,408,750
NSM Steel, Incorporated,
  12.25% due 02/01/2008                                 930,000           18,600
                                                                      ----------
                                                                       2,427,350

TELECOMMUNICATIONS SERVICES - 13.40%
Adelphia Communications
  Corporation,
  7.75% due 01/15/2009                                2,150,000        1,961,875
  8.375% due 02/01/2008                               1,315,000        1,222,950
  9.375% due 11/15/2009                               2,000,000        1,960,000
  Series B, 9.875% due
  03/01/2007                                            275,000          279,125
American Cellular
  Corporation, 10.50%
   due 05/15/2008                                     1,640,000        1,816,300
Bayan Telecommunications,
  13.50% due 07/15/2006                               2,500,000        2,175,000
Centennial Cellular Operating
  Company, 10.75%
   due 12/15/2008                                     1,620,000        1,741,500
Dolphin Telecom PLC,
  Step up to 11.50% due
  06/01/2008                                          2,070,000        1,023,767
  zero coupon due 05/15/2009                          1,380,000          648,600
Global Crossings Holdings,
  Ltd., 9.625% due 05/15/2008                         1,635,000        1,630,912
Globalstar LP,
  11.375% due 02/15/2004                              1,440,000          921,600
Globalstar LP/Capital,
  11.50% due 06/01/2005                                 275,000          182,875
Iridium Capital Corporation,
   Series A, 13.00%
   due 07/15/2005                                     1,740,000           78,300
Metromedia Fiber Network,
  Incorporated, 10.00%
  due 12/15/2009                                      2,000,000        2,102,842
Nextlink Communications,
  10.75% due 11/15/2008                                 900,000          927,000


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
TELECOMMUNICATIONS SERVICES - CONTINUED
NTL, Incorporated,
  10.75% due 04/01/2008                            $  2,275,000     $  2,425,373
Nuevo Grupo Isuacell SA de CV,
  14.25% due 12/01/2006                               1,630,000        1,687,050
RCN Corporation,
  Step up to 11.125%
  due 10/15/2007                                      2,350,000        1,662,625
  Step up to 9.80%
  due 02/15/2008                                      1,125,000          742,500
RSL Communications PLC,
  10.00% due 03/15/2008                               3,400,000        1,087,712
Satelites Mexicanos SA de CV,
  10.125% due 11/01/2004                              2,075,000        1,411,000
Tele1 Europ B V,
  13.00% due 05/15/2009                               1,550,000        1,604,250
Telewest Communications PLC,
  Step up to 9.875% due
  04/15/2009                                          2,225,000        2,247,233
United Pan Europe
  Communication, 10.875% due
  08/01/2009                                          2,110,000        2,162,750
                                                                    ------------
                                                                      33,703,139

TELEPHONE - 13.50%
CTI Holdings SA,
  Step up to 11.50% due
  04/15/2008                                          3,300,000        1,897,500
Dobson Communications
  Corporation, 11.75% due
  04/15/2007                                          1,335,000        1,505,213
Esprit Telecom Group, PLC,
  11.00% due 06/15/2008                               1,505,000          779,026
  11.50% due 12/15/2007                               1,200,000          628,876
Hermes Europe Railtel BV,
  10.375% due 01/15/2009                                900,000          891,000
  11.50% due 08/15/2007                               1,025,000        1,048,062
Hyperion Telecommunications,
  Incorporated, Series B,
  Step up to 13.00% due
  04/15/2003                                          2,540,000        2,260,600
Intermedia Communications,
  Incorporated, 8.60% due
  06/01/2008                                            550,000          507,375
  Series B, Step up to 11.25%
  due 07/15/2007                                      4,290,000        3,153,150
IXC Communications,
  Incorporated, 9.00% due
  04/15/2008                                            700,000          707,000
Lenfest Communications,
  Incorporated, 7.625% due
  02/15/2008                                          2,150,000        2,090,574
Nextel Communications,
  Incorporated,
  Step up to 10.65% due
  09/15/2007                                          5,200,000        3,887,000
  Step up to 9.75% due
  08/15/2004 ****                                     1,725,000        1,776,750
  Step up to 9.95% due
  02/15/2008                                          1,150,000          807,875
Nextlink Communications,
  Step up to 9.45% due
  04/15/2008                                          2,200,000        1,397,000
Occidente y Caribe Celular,
  Series B, Step up to 14.00%
  due 03/15/2004                                      2,650,000        1,185,875
Onepoint Communications
  Corporation, 14.50% due
  06/01/2008                                          1,200,000          789,000
Primus Telecommunications
  Group, Incorporated,
  9.875% due 05/15/2008                               1,695,000        1,533,975
  11.25% due 01/15/2009                                 950,000          916,750
RSL Communications PLC,
  9.125% due 03/01/2008                               1,670,000        1,494,650
  12.25% due 11/15/2006                                 346,000          351,190
  Step up to 10.125% due
  03/01/2008                                          3,000,000        1,860,000
Viatel, Incorporated,
  Step up to 12.50% due
  04/15/2008                                          2,900,000        1,812,500
Voicestream Wire,
  10.375% due 11/15/2009                                645,000          664,350
                                                                    ------------
                                                                      33,945,291

TOTAL CORPORATE BONDS
(Cost: $221,699,762)                                                $209,579,022
                                                                    ------------

CONVERTIBLE BONDS - 0.16%
TELECOMMUNICATIONS SERVICES - 0.16%
Total Access Communication
  Public Company, Ltd., 2.00%
  due 05/15/2006                                        400,000          392,000
                                                                    ------------
TOTAL CONVERTIBLE BONDS
(Cost: $402,000)                                                    $    392,000
                                                                    ------------


COLLATERALIZED MORTGAGE OBLIGATIONS - 0.78%
CA FM Lease Trust,
  8.50% due 07/15/2017                                1,600,654        1,544,006



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                       ------          -----
COLLATERALIZED MORTGAGE OBLIGATIONS --
  CONTINUED
DLJ Mortgage Acceptance
  Corporation, Series
  1997-CF2, Class S, IO, 0.314%
  due 10/15/2017                                    $20,519,864      $   414,912
                                                                     -----------

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $2,174,140)                                                   $ 1,958,918
                                                                     -----------

ASSET BACKED SECURITIES - 1.41%
Aircraft Lease Portfolio
  Securitization, Ltd.,
  Series 1996-1, Class DX,
  12.75% due 06/15/2006                                 902,776          902,776
DR Structured Finance,
  Series  A-2, 8.375% due
  08/15/2015                                            550,000          515,942
  Series 94K2, 9.35% due
  08/15/2019                                            400,000          385,849
  Series A-1, 6.66% due
  08/15/2010                                            582,091          521,955
Jet Equipment Trust, Series
  C1, 11.79% due 06/15/2013                             300,000          345,533
Long Beach Acceptance Auto
  Business, 14.22% due
  10/25/2003                                            357,900          352,861
OHA Auto Grantor Trust,
  Series 1997-1, Class A,
  11.00% due 01/15/2004                                 395,184          378,232
Securitized Multiple Asset
  Rated Trust, Series 1997,
  Class 5, 7.72% due
  04/15/2004                                            541,461          135,366


TOTAL ASSET BACKED SECURITIES
(Cost: $4,029,573)                                                   $ 3,538,514
                                                                     -----------


  PRINCIPAL
    AMOUNT                                                             VALUE
    ------                                                             -----
SHORT TERM INVESTMENTS - 6.16%
   $15,481,406 Navigator Securities Lending
               Trust, 5.86%                                         $ 15,481,406
                                                                    ------------

REPURCHASE AGREEMENTS - 3.16%
    $7,959,000 Repurchase Agreement with State
               Street Bank & Trust Company dated
               12/31/1999 at 2.50%, to be
               repurchased at $7,960,658 on
               01/03/2000, collateralized by
               $7,590,000 U.S. Treasury Bonds,
               7.125% due 02/15/2023 (valued at
               $8,121,300, including interest).                     $  7,959,000
                                                                    ------------

TOTAL INVESTMENTS   (HIGH YIELD TRUST)
(Cost: $262,531,384)                                                $251,504,525
                                                                    ============


STRATEGIC BOND TRUST

                                                        SHARES           VALUE
                                                        ------           -----
PREFERRED STOCKS - 0.00%
ELECTRIC UTILITIES - 0.00%
TCR Holdings                                             18,019         $    180
                                                                        --------
                                                                             180

TOTAL PREFERRED STOCKS
(Cost: $1,071)                                                          $    180
                                                                        --------


WARRANTS - 0.06% *
FINANCIAL SERVICES - 0.00%
BPC Holdings Corporation,
  (Expiration date 04/15/2004;
  strike price $18.797)                                   1,000                0
                                                                        --------

TELEPHONE - 0.00%
In Flight Phone Corporation,
  (Expiration date 05/15/2002;
  strike price $100)                                      1,500                0
Wireless One, Incorporated,
  (Expiration date 10/19/2000;
  strike price $11.55)                                    2,250               23
                                                                        --------
                                                                              23

GOVERNMENT OF MEXICO - 0.06%
United Mexican States,
  (expiration date 02/18/2009;
  strike price Euro 1.32)                                 2,656          246,012
                                                                        --------

TOTAL WARRANTS
(Cost: $91,395)                                                         $246,035
                                                                        --------



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                        SHARES           VALUE
                                                        ------           -----
RIGHTS - 0.01% *
TRUCKING & FREIGHT - 0.01%
Terex Corporation*,
  (Expiration date 05/15/2002;
  strike price $20)                                        4,000         $56,500
                                                                         -------

TOTAL RIGHTS
(Cost: $0)                                                               $56,500
                                                                         -------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                         ------         -----
U.S. TREASURY OBLIGATIONS - 5.27%
U.S. TREASURY BONDS - 2.72%
5.25% due 11/15/2028 ***                               $ 5,000,000   $ 4,118,750
5.25% due 02/15/2029                                     4,750,000     3,927,632
5.50% due 08/15/2028 ***                                 3,500,000     2,984,835
                                                                     -----------
                                                                      11,031,217

U.S. TREASURY NOTES - 2.55%
4.75% due 11/15/2008                                     5,000,000     4,410,150
5.25% due 05/31/2001                                     6,000,000     5,923,140
                                                                     -----------
                                                                      10,333,290

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $23,482,380)                                                  $21,364,507
                                                                     -----------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.44%
FEDERAL HOME LOAN BANK - 0.42%
5.89% due 07/24/2000                                     1,200,000     1,197,192
5.94% due 06/13/2000                                       500,000       498,360
                                                                     -----------
                                                                       1,695,552

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.14%
6.247% due 03/17/2021                                    3,000,000     2,802,090
8.00% due 05/01/2010                                       467,480       469,312
8.50% due 05/01/2008                                       307,194       314,201
10.00% due 05/15/2020                                      908,360       960,872
REMIC, IO, 759.50% due
  07/15/2006                                               693,520        77,821
                                                                     -----------
                                                                       4,624,296

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.05%
IO, 1.041% due 05/25/2038                               39,803,129     2,237,851
6.00% TBA **                                             5,000,000     4,573,400
7.00% TBA **                                             9,000,000     8,701,830
7.393% due 08/17/2003                                    2,264,218     2,268,633
7.50% TBA **                                            17,000,000    16,808,750
8.80% due 01/25/2019                                     1,163,049     1,203,756
13.00% due 11/15/2015                                      127,868       144,101
IO, 1.67% due 02/25/2035                                24,709,423     1,529,182
REMIC, IO, 0.945% due
  02/17/2002                                            60,977,467     1,141,498
REMIC, IO, 0.53% due 10/17/2036                         50,516,194     1,267,755
REMIC, IO, 0.579% due
  03/17/2020                                           $20,470,751   $   463,749
REMIC, 10.40% due 04/25/2019                               427,067       453,891
                                                                     -----------
                                                                      40,794,396

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.53%
7.50% due 04/15/2022 -
  02/15/2028                                             2,170,126     2,146,533
                                                                     -----------
                                                                       2,146,533

STUDENT LOAN MARKETING ASSOCIATION - 0.30%
7.20% due 11/09/2000                                     1,200,000     1,207,308
                                                                     -----------

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $51,990,984)                                                  $50,468,085
                                                                     -----------


FOREIGN GOVERNMENT OBLIGATIONS - 27.27%
GOVERNMENT OF ALGERIA - 0.78%
6.375% due 03/04/2010                                    4,444,210     3,155,389
                                                                     -----------

REPUBLIC OF ARGENTINA - 2.18%
11.00% due 12/04/2005                                    6,100,000     6,015,359
11.375% due 01/30/2017                                   2,520,000     2,458,638
FRN, Series L, 6.813% due
  03/31/2005                                               418,000       372,020
                                                                     -----------
                                                                       8,846,017

FEDERAL REPUBLIC OF BRAZIL - 4.37%
5.00% due 04/15/2014                                    12,380,853     9,180,403
6.938% due 04/15/2006                                    1,692,000     1,485,745
14.50% due 10/15/2009                                    6,357,000     7,056,270
                                                                     -----------
                                                                      17,722,418

NATIONAL REPUBLIC OF BULGARIA - 1.00%
2.75% due 07/25/2012                                     3,750,000     2,700,000
FRN 6.50% due 07/28/2011                                 1,750,000     1,378,125
                                                                     -----------
                                                                       4,078,125

REPUBLIC OF COLOMBIA - 1.35%
10.875% due 03/09/2004                                   5,350,000     5,483,750
                                                                     -----------

REPUBLIC OF CROATIA - 0.65%
6.456% due 07/31/2006                                    2,855,955     2,627,479
                                                                     -----------

REPUBLIC OF ECUADOR - 0.34%
6.819% due 02/28/2025                                    4,000,000     1,370,000
                                                                     -----------

FEDERAL REPUBLIC OF GERMANY - 2.14%
5.625% due 01/04/2028                               EUR  2,700,000     2,590,651
5.875% due 05/15/2000                                    4,200,000     4,267,465
4.00% due 07/04/2009                                     1,800,000     1,817,313
                                                                     -----------
                                                                       8,675,429


    The accompanying notes are an integral part of the financial statements.

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MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT           VALUE
                                                     ------           -----
REPUBLIC OF GREECE - 2.36%
6.60% due 01/15/2004                       GRD    826,000,000     $    2,532,697
7.60% due 01/22/2002                              468,000,000          1,448,129
8.90% due 04/01/2003                            1,326,500,000          4,323,167
FRN 11.00% due 02/25/2000                         408,800,000          1,263,076
                                                                  --------------
                                                                       9,567,069

REPUBLIC OF ITALY - 0.29%
5.25% due 11/01/2029                       EUR      1,290,000          1,159,007
                                                                  --------------

IVORY COAST - 0.43%
3.00% due 03/28/2018                           $    8,051,000          1,730,965
                                                                  --------------

GOVERNMENT OF MEXICO - 2.79%
Series W-B, 6.25%due 12/31/2019                     8,000,000          6,290,000
10.375% due 02/17/2009                              4,400,000          4,710,640
11.375% due 09/15/2016                                300,000            338,100
                                                                  --------------
                                                                      11,338,740

GOVERNMENT OF MOROCCO - 0.70%
FRN 6.84375% due 01/01/2009
                                                    3,153,096          2,853,552
                                                                  --------------

KINGDOM OF NORWAY - 0.61%
5.25% due 03/15/2000                       NOK     20,000,000          2,495,036
                                                                  --------------

REPUBLIC OF PANAMA - 0.66%
4.25% VR due 07/17/2014                        $    3,400,000          2,660,500
                                                                  --------------

REPUBLIC OF PERU - 0.92%
4.50% due 03/07/2017                                5,400,000          3,739,500
                                                                  --------------

REPUBLIC OF PHILLIPINES - 0.48%
8.60% due 06/15/2027                                1,900,000          1,458,060
9.875% due 01/15/2019                                 500,000            493,750
                                                                  --------------
                                                                       1,951,810

GOVERNMENT OF RUSSIA - 2.40%
Vnesheconombank,
FRN 6.906% due 12/15/2015                          14,350,000          2,385,687
9.25% due 11/27/2001                                1,925,000          1,525,563
11.75% due 06/10/2003                               6,425,000          4,834,812
12.75% due 06/24/2028                               1,500,000          1,008,075
                                                                  --------------
                                                                       9,754,137

REPUBLIC OF SLOVENIA - 0.42%
5.375% due 05/27/2005                               1,700,000          1,691,431
                                                                  --------------

GOVERNMENT OF SPAIN - 0.34%
6.15% due 01/31/2013                       EUR      1,350,000          1,399,904
                                                                  --------------

KINGDOM OF SWEDEN - 0.41%
10.25% due 05/05/2003                      SEK     12,400,000          1,672,084
                                                                  --------------

REPUBLIC OF VENEZUELA - 1.65%
6.875% due 03/31/2007                          $      535,723            421,882
9.25% due 09/15/2027                                2,150,000          1,404,810
13.625% due 08/15/2018                              5,475,000          4,872,750
                                                                  --------------
                                                                       6,699,442

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $107,861,997)                                              $  110,671,784
                                                                  --------------


CORPORATE BONDS - 28.55%
AGRICULTURE - 0.21%
Hines Horticulture,
  11.75% due 10/15/2005                               839,000            864,170
                                                                  --------------

APPAREL & TEXTILES - 0.30%
Collins & Aikman
  Floorcovering, 10.00%
  due 01/15/2007                                    1,250,000          1,225,000
                                                                  --------------

AUTO PARTS - 0.25%
Breed Technologies,
  Incorporated, 9.25%
  due 04/15/2008                                    1,000,000             11,250
Tenneco, Incorporated,
  11.625% due 10/15/2009                            1,000,000          1,020,000
                                                                  --------------
                                                                       1,031,250

BANKING - 1.29%
Bankamerica Corporation,
  6.625% due 06/15/2004                             1,475,000          1,438,567
Commerzbank O/S Finance
  NV, 10.25% due 04/28/2000
                                           AUD      5,680,000          3,777,956
                                                                      ----------
                                                                       5,216,523

BROADCASTING - 1.87%
Capstar Broadcasting Partners,
  9.25% due 07/01/2007                             $1,250,000          1,271,875
Century Communications
  Corporation, zero coupon due
  01/15/2008                                        1,250,000            537,500
Chancellor Media Corporation,
  9.375% due 10/01/2004                               500,000            516,250
Charter Communications
  Holdings, Step up to 9.92%
  due 04/01/2011                                    2,000,000          1,172,500
CSC Holdings, Incorporated,
  7.625% due 07/15/2018                               375,000            346,361
  10.50% due 05/15/2016                             1,000,000          1,105,000
Falcon Holding Group LP,
  Series B, 8.375% due
  04/15/2010                                        1,000,000          1,007,500


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
BROADCASTING - CONTINUED
Granite Broadcasting
  Corporation, 8.875%
  due 05/15/2008                                      $  500,000      $  477,500
Lin Holdings Corporation,
  Step up to 10.00% due
  03/01/2008                                           1,750,000       1,172,500
                                                                      ----------
                                                                       7,606,986

BUSINESS SERVICES - 1.71%
CB Richards Ellis Services,
  Incorporated, 8.875% due
  06/01/2006                                           1,250,000       1,109,375
Comdisco, Incorporated,
  6.00% due 01/30/2002                                 2,000,000       1,938,500
Jordan Industries,
  Incorporated, Series B,
  Step up to 11.75% due
  04/01/2009                                           2,412,580       1,616,429
Primark Corporation,
  9.25% due 12/15/2008                                 1,500,000       1,417,500
Protection One Alarm,
  8.125% due 01/15/2009                                  675,000         364,500
Williams Scotsman,
  Incorporated, 9.875%
  due 06/01/2007                                         520,000         503,100
                                                                      ----------
                                                                       6,949,404

CHEMICALS - 0.91%
Huntsman Packaging
  Corporation, 9.125% due
  10/01/2007                                           1,200,000       1,188,000
Lyondell Chemical Company,
  9.875% due 05/01/2007                                1,250,000       1,281,250
PCI Chemicals Canada,
  Incorporated, 9.25% due
  10/15/2007                                           1,000,000         767,500
United Industries Corporation,
  9.875% due 04/01/2009                                  500,000         456,250
                                                                      ----------
                                                                       3,693,000

COAL - 0.24%
PL Coal Holdings Corporation,
  Series B,
  8.875% due 05/15/2008                                  250,000         244,375
  9.625% due 05/15/2008                                  750,000         738,750
                                                                      ----------
                                                                         983,125

COSMETICS & TOILETRIES - 0.27%
American Safety Razor Company,
  Series B,
   9.875% due 08/01/2005                               1,000,000         980,000

Revlon Consumer Products
  Corporation, 8.625% due
  02/01/2008                                             250,000         122,500
                                                                      ----------
                                                                       1,102,500

CRUDE PETROLEUM & NATURAL GAS - 0.28%
Frontier Oil Corporation,
  Series A, 9.125% due
  02/15/2006                                           1,250,000       1,153,125
                                                                      ----------

DRUGS & HEALTH CARE - 0.54%
Cole National Group,
  Incorporated, 8.625% due
  08/15/2007                                           1,275,000         914,813
Packard BioScience,
  Incorporated, 9.375% due
  03/01/2007                                             900,000         771,750
Universal Hospital Services,
  Incorporated, 10.25% due
  03/01/2008                                             750,000         521,250
                                                                      ----------
                                                                       2,207,813

FINANCIAL SERVICES - 6.60%
Contifinancial Corporation,
  8.125% due 04/01/2008                                1,000,000          90,000
  8.375% due 08/15/2003                                  580,000          52,200
Donaldson Lufkin & Jenrette,
  5.875% due 04/01/2002                                1,500,000       1,456,020
DVI, Incorporated,
  9.875% due 02/01/2004                                  500,000         495,000
Foamex Capital Corporation,
  9.875% due 06/15/2007                                1,375,000       1,141,250
Ford Motor Credit Company,
  7.375% due 10/28/2009                                2,900,000       2,863,025
Forest City Enterprises,
  Incorporated, 8.50% due
  03/15/2008                                           1,000,000         927,500
General Electric Capital
  Corporation, 5.875% due
  07/07/2000                                    AUD    1,830,000       1,200,614
International Finance
  Corporation, 20.25% due
  05/05/2000                                    PLZ    7,500,000       1,818,319
Intertek Finance PLC, Series
  B, 10.25% due 11/01/2006                             1,250,000       1,162,500
KFW  International Finance,
  2.05% due 09/21/2009                          JPY  544,000,000       5,493,245
  16.30% due 06/24/2003                         PLZ    2,430,000         637,618
Merrill Lynch & Company,
  Incorporated,
   6.00% due 11/15/2004                             $  1,020,000         966,878
   5.97% due 09/11/2000                         CAD    5,450,000       3,779,363



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                      ------           -----
FINANCIAL SERVICES - CONTINUED
Nordiska Investeringsbanken,
   17.75% due 04/15/2002                         PLZ  3,160,000      $   810,061
Paine Webber Group
  Incorporated,
   7.625% due 12/01/2009                            $   300,000          295,539
   7.75% due 09/01/2002                               1,700,000        1,714,739
Sudwestdeutsche Lbank
  Capital,
   17.50% due 05/05/2003                         PLZ  2,470,000          661,255
TPSA Finance BV,
   144A , 7.75% due
   12/10/2008                                       $   300,000          277,730
   7.75% due 12/10/2008                               1,000,000          941,500
                                                                     -----------
                                                                      26,784,356

FOOD & BEVERAGES - 0.43%
Delta Beverage Group,
  Incorporated,
  9.75% due 12/15/2003                                1,000,000        1,000,000
Imperial Holly Corporation,
  9.75% due 12/15/2007                                1,000,000          730,000
                                                                     -----------
                                                                       1,730,000

FUNERAL SERVICES - 0.35%
Service Corporation
  International,
  6.00% due 12/15/2005                                2,000,000        1,400,900
                                                                     -----------

GAS & PIPELINE UTILITIES - 0.47%
Praxair, Incorporated,
  6.15% due 04/15/2003                                2,000,000        1,913,060
                                                                     -----------

HOTELS & RESTAURANTS - 0.28%
HMH Properties, Incorporated,
  Series B, 7.875% due
  08/01/2008                                          1,000,000          890,000
  Series C, 8.45% due
  12/01/2008                                            250,000          230,625
                                                                     -----------
                                                                       1,120,625

INDUSTRIAL MACHINERY - 0.25%
Cabot Safety Acquisition
  Corporation, 12.50% due
  07/15/2005                                          1,000,000        1,020,000
                                                                     -----------

INDUSTRIALS - 2.60%
A.H. Belo Corporation,
  7.25% due 09/15/2027                                1,000,000          897,080
APP FIN II Mauritius, Ltd.,
  Series B, Step up to 12.00%
  due 02/15/2004                                      1,000,000          640,000
Empress Entertainment,
  Incorporated, 8.125% due
  07/01/2006                                          1,000,000        1,010,000
Hayes Lemmerz International,
  Incorporated, 8.25% due
  12/15/2008                                        $ 1,250,000      $ 1,137,500
High Voltage Engineering
  Corporation, 10.50% due
  08/15/2004                                            500,000          427,500
Indesco International,
  Incorporated, 9.75% due
  04/15/2008                                            750,000          337,500
Integrated Electrical
  Services, 9.625% due
  02/01/2009                                          1,500,000        1,471,875
Mastec, Incorporated,
  7.75% due 02/01/2008                                  750,000          705,000
Nebco Evans Holding Company,
  Step up to 12.375% due
  07/15/2007                                          1,500,000          195,000
Panolam Industries
  International, Incorporated,
  11.50% due 02/15/2009                               1,000,000        1,017,500
Raytheon Company,
  6.15% due 11/01/2008                                1,200,000        1,066,260
RG Receivables, Ltd.,
  9.60% due 02/10/2005                                1,125,000          911,250
Stellex Industries,
  Incorporated, 9.50% due
  11/01/2007                                          1,000,000          725,000
                                                                     -----------
                                                                      10,541,465

LEISURE TIME - 1.22%
Harrahs Operating,
  Incorporated, 7.875% due
  12/15/2005                                          1,500,000        1,443,750
Horseshoe Gaming LLC,
  9.375% due 06/15/2007                               1,500,000        1,500,000
Mohegan Tribal Gaming
  Authority, 8.75% due
  01/01/2009                                            950,000          938,125
Sun International Hotels,
  Ltd., 8.625% due 12/15/2007                         1,125,000        1,057,500
                                                                     -----------
                                                                       4,939,375

MINING - 0.21%
Murrin Murrin Holdings
  Property, 9.375% due
  08/31/2007                                          1,000,000          865,000
                                                                     -----------

OFFICE FURNISHINGS & SUPPLIES - 0.43%
Staples, Incorporated,
  7.125% due 08/15/2007 ***                           1,850,000        1,739,888
                                                                     -----------



    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
PAPER - 0.23%
Repap New Brunswick,
  Incorporated, 10.625% due
  04/15/2005                                         $1,000,000       $  930,000
                                                                      ----------

PETROLEUM SERVICES - 0.65%
Bellwether Exploration
  Company, 10.875% due
  04/01/2007                                          1,000,000          917,500
Benton Oil & Gas Company,
  11.625% due 05/01/2003                              1,000,000          700,000
Costilla Energy, Incorporated,
  10.25% due 10/01/2006                                 750,000          217,500
Plains Resources,
  Incorporated, 10.25% due
  03/15/2006                                            500,000          487,500
United Refining Company,
  Series B, 10.75% due
  06/15/2007                                            500,000          325,000
                                                                      ----------
                                                                       2,647,500

PLASTICS - 0.05%
Key Plastics, Incorporated,
  10.25% due 03/15/2007                                 500,000          190,000
                                                                      ----------

POLLUTION CONTROL - 0.49%
Loomis Fargo & Company,
  10.00% due 01/15/2004                               1,000,000          985,000
Safety-Kleen Services,
  Incorporated, 9.25% due
  06/01/2008                                          1,000,000          987,500
                                                                      ----------
                                                                       1,972,500

REAL ESTATE - 0.33%
Radnor Holdings Corporation,
  10.00% due 12/01/2003                                 750,000          750,000
Spieker Properties LP,
  7.25% due 05/01/2009                                  650,000          605,436
                                                                      ----------
                                                                       1,355,436

RETAIL TRADE - 0.55%
Finlay Enterprises,
  Incorporated, 9.00% due
  05/01/2008                                            500,000          455,000
Finlay Fine Jewelry
  Corporation, 8.375% due
  05/01/2008                                            500,000          462,500
Maxim Group, Incorporated,
  9.25% due 10/15/2007                                  500,000          398,750
Musicland Group, Incorporated,
  9.875% due 03/15/2008                               1,000,000          905,000
                                                                      ----------
                                                                       2,221,250

SANITARY SERVICES - 0.11%
Allied Waste North America,
  Incorporated, 10.00% due
  08/01/2009                                         $  500,000       $  446,250
                                                                      ----------

SOFTWARE - 0.26%
Alvey Systems, Incorporated,
  11.375% due 01/31/2003                              1,000,000        1,035,000
                                                                      ----------

TELECOMMUNICATIONS SERVICES - 2.55%
Adelphia Communications
  Corporation, Series B
  9.875% due 03/01/2007                                 525,000          532,875
  10.50% due 07/15/2004                                 475,000          495,187
Centennial Cellular Operating
  Company, 10.75% due
  12/15/2008                                          1,250,000        1,343,750
Diamond Cable Communications
  PLC,
   Step up to 11.75% due
  12/15/2005                                            750,000          708,750
GST Network Funding,
  Incorporated, Step up to
  10.50% due 05/01/2008                               1,000,000          482,500
ICG Holdings, Incorporated,
  Step up to 13.50% due
  09/15/2005                                          1,250,000        1,081,250
International Cabletel,
  Incorporated, Series B, Step
  up to 11.50% due 02/01/2006                         1,500,000        1,350,000
Jordan Telecommunication
  Products,
  Step up to 11.75% due
  08/01/2007                                            600,000          648,000
  Step up to 11.75% due
  08/01/2007                                            500,000          540,000
Rogers Communications,
  Incorporated, 8.875% due
  07/15/2007                                            500,000          503,750
Telewest Communication PLC,
  Step up to 11.00% due
  10/01/2007                                          1,500,000        1,398,750
United International Holdings,
  Incorporated, Step up to
  10.75% due 02/15/2008                               2,000,000        1,265,000
                                                                      ----------
                                                                      10,349,812

TELEPHONE - 0.99%
GTE Corporation,
  6.94% due 04/15/2028                                  880,000          797,298
Intermedia Communications,
  Incorporated, Series B
   Step up to 11.25% due
  07/15/2007                                            750,000          551,250


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
TELEPHONE - CONTINUED
Nextel Communications,
  Incorporated, Step up to
  9.95% due 02/15/2008                              $  1,000,000    $    702,500
Sprint Capital Corporation,
  6.50% due 11/15/2001                                 2,000,000       1,982,920
                                                                    ------------
                                                                       4,033,968

TRANSPORTATION - 1.63%
Atlantic Express
  Transportation Corporation,
  10.75% due 02/01/2004                                1,250,000       1,212,500
Axiohm Transaction Solutions,
  9.75% due 10/01/2007                                 1,000,000         201,250
Holt Group, Incorporated,
  9.75% due 01/15/2006                                 1,000,000         657,500
Iron, Incorporated,
  10.125% due 10/01/2006                               1,000,000       1,020,000
Navistar International
  Corporation, 8.00% due
  02/01/2008                                           1,000,000         950,000
Stena AB,
  10.50% due 12/15/2005                                1,000,000         912,500
Teekay Shipping Corporation,
  8.32% due 02/01/2008                                   750,000         688,125
TFM SA de CV,
  Step up to 11.75% due
  06/15/2009                                           1,500,000         960,000
                                                                    ------------
                                                                       6,601,875

TOTAL CORPORATE BONDS
(Cost: $129,342,343)                                                $115,871,156
                                                                    ------------


COLLATERALIZED MORTGAGE OBLIGATIONS - 10.63%
Commercial Mortgage Asset
  Trust, Series 1999-C1, 7.35%
  due 08/17/2013                                       8,000,000       7,441,840
Contimortgage Home Equity Loan
  Trust, Series 1999-3, Class
  B, 7.00% due 12/25/2029                              3,600,000       3,127,212
DLJ Commercial Mortgage
  Corporation, Series
  1998-CF2, Class S, IO,
  0.848% due 11/12/2031                               41,163,896       1,968,869
  Series 1998-CG1, Class S,
  IO, 0.703% due 05/10/2023                           46,564,711       1,901,237
First Boston Mortgage
  Securities Corporation
  Strip, Series D, Class IO,
  due 05/25/2017                                         458,596         133,277
First Union Residential
  Securitiation Trust, Series
  1998-A, Class B2, REMIC due
  08/25/2028                                        $  1,098,674    $    976,930
GE Capital Mortgage Services,
  Incorporated, Series
  1998-14, Class B1, 6.75% due
  10/25/2028                                           3,759,673       3,388,631
Green Tree Financial
  Corporation, Series 1997-6,
  Class A8, 7.07% due
  09/15/2007 ***                                       7,889,089       7,637,585
LB Commercial Conduit Mortgage
  Trust, Series 1999-C1, Class
  A2, 6.78% due 04/15/2009                             5,280,000       5,034,216
PNC Mortgage Securities
  Corporation, Series 1998-4,
  Class 3B3, 6.75% due
  05/25/2028                                           1,551,628       1,346,347
  Series 1998-4, Class CB3,
  6.838% due 05/25/2028                                2,263,803       1,993,098
  Series 1999-1, Class CB2,
  6.772% due 03/25/2029                                4,147,178       3,739,262
  Series 1999-2, Class DB3,
  6.905% due 04/25/2029                                2,994,924       2,630,771
  Series 98-5, Class C, 6.735%
  due 07/25/2028                                       2,080,225       1,809,609
                                                                    ------------


TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $45,818,255)                                                 $ 43,128,884
                                                                    ------------


ASSET BACKED SECURITIES - 3.73%
Airplane Pass Through Trust,
  10.875% due 03/15/2019                               1,500,000       1,300,680
Countrywide Home Loan, Series
  MTNH, 6.25% due 04/15/2009                           2,500,000       2,256,425
Countrywide Mortgage Backed
  Securities, Incorporated,
  Series 1994-J, Class B1,
  7.75% due 06/25/2024 ***                             5,133,009       5,034,199
Mid State Trust VI,
  7.34% due 07/01/2035 ***                             6,717,759       6,528,788
                                                                     -----------


TOTAL ASSET BACKED SECURITIES
(Cost: $15,844,051)                                                  $15,120,092
                                                                     -----------



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                      ------            -----
SUPRANATIONAL OBLIGATIONS - 0.19%
European Bank Reconstruction
  and Development (The
  "World Bank"), 10.50% due
  01/25/2001                                       PLZ 3,400,000       $ 777,848
                                                                       ---------

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost: $993,440)                                                       $ 777,848
                                                                       ---------


  PRINCIPAL
    AMOUNT                                                              VALUE
    ------                                                              -----
SHORT TERM INVESTMENTS - 11.19%
             Bombardier Capital, Incorporated,
$   508,000  5.75% due 01/04/2000                                    $   507,757
             Consolidation Coal Company,
 11,771,000  6.52% due 01/19/2000                                     11,732,626
             Earthgrains Company,
  4,100,000  5.50% due 01/03/2000                                      4,098,747
 14,135,537  Navigator Securities Lending
             Trust, 5.86%                                             14,135,537
             Tyco International,
 15,000,000  6.52% due 01/19/2000                                     14,951,100
                                                                     -----------
                                                                     $45,425,767

REPURCHASE AGREEMENTS - 0.66%
$ 2,675,000  Repurchase Agreement with State
             Street Bank & Trust Company dated
             12/31/1999 at 3.00%, to be
             repurchased at $2,675,669 on
             01/03/2000, collateralized by
             $2,705,000 U.S. Treasury Notes,
            3.625% due 01/15/2008 (valued at
            $2,728,669, including interest).***                      $ 2,675,000
                                                                     -----------

PUT OPTIONS - 0.00%

 Number of                        Expiration month/
 Contracts                           Strike price                Value
 ---------                           ------------                -----
  265,000     Hong Kong Dollar      January 2000/
                                       7.8025                $     14,575
  524,500     Hong Kong Dollar      January 2000/
                                       7.8165                           0
                                                             ------------
                                                             $     14,575

TOTAL PUT OPTIONS
(Cost: $708,065)                                             $     14,575
                                                             ------------

TOTAL INVESTMENTS
(STRATEGIC BOND
 TRUST)
 (Cost: $424,234,748)                                        $405,820,413
                                                             ============


GLOBAL BOND TRUST


                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
U.S. TREASURY OBLIGATIONS - 11.55%
U.S. TREASURY BONDS - 5.37%
8.875% due 08/15/2017                                  $ 4,000,000   $ 4,834,360
12.50% due 08/15/2014                                    3,840,000     5,363,981
                                                                     -----------
                                                                      10,198,341
U.S. TREASURY NOTES - 6.18%
3.625% due 07/15/2002                                   11,535,920    11,420,561
5.50% due 02/29/2000 ****                                  315,000       315,050
                                                                     -----------
                                                                      11,735,611
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $22,241,969)                                                  $21,933,952
                                                                     -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.09%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.26%
7.00% due 07/01/2003                                       482,549       482,849
                                                                     -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.83%
6.50% TBA **                                               500,000       469,220
7.00% TBA **                                             1,150,000     1,110,474
                                                                     -----------
                                                                       1,579,694

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $2,085,615)                                                   $ 2,062,543
                                                                     -----------

FOREIGN GOVERNMENT OBLIGATIONS - 24.44%
AUSTRALIA - 2.12%
6.50% due 06/14/2005                                AUD  6,300,000     4,030,484
                                                                     -----------

BRAZIL - 0.08%
FRN 6.50% due 01/01/2001                              $    147,600       145,940
                                                                     -----------

CANADA - 4.56%
6.00% due 06/01/2008                                CAD  2,040,000     1,389,207
6.625% due 10/03/2007                               NZD  5,000,000     2,429,755
9.00% due 12/01/2004                                CAD    650,000       501,673
9.25% due 04/01/2000                                  $    600,000       604,746
5.25% due 04/01/2002                                CAD  5,500,000     3,732,722
                                                                     -----------
                                                                       8,658,103

COLOMBIA - 0.10%
9.75% due 04/23/2009                                  $    190,000       181,687
                                                                     -----------

GERMANY - 1.75%
5.375% due 01/04/2010                               EUR  3,290,000     3,322,466
                                                                     -----------



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                       PRINCIPAL
                                         AMOUNT          VALUE
                                         ------          -----
ITALY - 1.56%
4.25% due 11/01/2009                 EUR 3,260,000    $  2,968,371
                                                      ------------

JAPAN - 7.47%
00.90% due 12/22/2008                JPY 96,000,000        862,281
3.00% due 09/20/2005                     22,000,000        235,568
3.30% due 06/20/2006                    510,000,000      5,564,226
4.50% due 12/20/2004                    560,000,000      6,381,051
1.40% due 06/22/2009                    119,000,000      1,130,308
                                                      ------------
                                                        14,173,434

NEW ZEALAND - 1.14%
7.00% due 07/15/2009                 NZD   400,000         204,320
10.00% due 03/15/2002                     2,960,000      1,650,995
4.50% due 02/15/2016                        600,000        309,337
                                                      ------------
                                                         2,164,652

PANAMA - 0.36%
4.25% VR due 07/17/2014                $    880,000        688,600
                                                      ------------

PHILIPPINES - 0.56%
9.50% due 10/21/2024                        700,000        707,000
FRN 6.875% due 12/01/2009                   376,000        347,800
                                                      ------------
                                                         1,054,800

POLAND - 0.06%
Step up to 3.50% due
  10/27/2024                                 30,000         18,375
4.00% due 10/27/2024                        150,000         98,250
                                                      ------------
                                                           116,625

PORTUGAL - 0.37%
3.95% due 07/15/2009                 EUR    800,000        706,354
                                                      ------------

SINGAPORE - 0.87%
4.375% due 01/15/2009                SGD  2,800,000      1,660,162
                                                      ------------

SPAIN - 0.17%
5.15% due 07/30/2009                 EUR    320,000        313,604
                                                      ------------

SWEDEN - 3.27%
5.00% due 01/15/2004                 SEK 20,400,000      2,364,724
zero coupon due 07/31/2000             $  4,000,000      3,850,200
                                                      ------------
                                                         6,214,924

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS
(Cost: $47,032,944)                                   $ 46,400,206
                                                      ------------

FOREIGN BONDS - 1.07%
AUSTRALIA - 1.07%
Federal National Mortgage
  Association, 6.50% due
  07/10/2002                         AUD  3,125,000   $  2,040,382
                                                      ------------

TOTAL FOREIGN BONDS
(Cost: $1,982,562)                                    $  2,040,382
                                                      ------------

CORPORATE BONDS - 37.99%
AUSTRALIA - 0.73%
Bankers Trust Australia,
  FRN 6.415% due 06/02/2008            $  1,400,000      1,383,690
                                                      ------------

BELGIUM - 6.39%
Compagnie Financiere de CIC
  6.88625% due 10/29/2049                   800,000        749,520
General Electric Capital
  Corporation, FRN 6.0125%
  due 04/17/2000                          1,900,000      1,898,385
Hypobank Essen,
  4.75% due 08/11/2008               EUR    700,000        659,310
John Hancock Global Fund,
  5.375% due 06/18/2009              FRF  4,000,000        593,634
Sudwestdt LBK Capital,
  4.625% due 02/17/2003              EUR  7,250,000      7,252,162
YTB Finance (Aruba),
  3.50% due 07/18/2012              JPY 100,000,000        988,549
                                                      ------------
                                                        12,141,560

DENMARK - 1.49%
Realkredit Danmark Mortgage,
  5.00% due 10/01/2029               DKK 23,846,000      2,809,342
Unikredit Realkredit
  Mortgage, 5.00% due
  10/01/2029                                 99,000         11,627
                                                      ------------
                                                         2,820,969

FRANCE - 3.60%
AXA SA,
  2.50% due 01/01/2014               EUR    234,630        239,047
Electricite De France,
  3.75% due 10/28/2003                    6,800,000      6,598,926
                                                      ------------
                                                         6,837,973

GERMANY - 3.87%
Allgemeine HypothekenBank AG,
  5.00% due 09/02/2009                      500,000        475,822
Depfa Pfandbriefbank,
  5.50% due 01/15/2010                    4,720,000      4,657,219
Deutsche Bank Finance BV,
  zero coupon due
  01/20/2032                     ITL 18,370,000,000      1,046,496



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
GERMANY - CONTINUED
Hypothenkenbank IN Essen AG,
  4.25% due 07/06/2009                           EUR     820,000    $    738,055
Rheinesche Hypothekebank
  AG, 4.00% due 09/15/2006                               460,000         429,322
                                                                    ------------
                                                                       7,346,914

GREECE - 0.26%
Hellenic Finance SCA,
  2.00% due 07/15/2003                                   500,000         498,638
                                                                    ------------

JAPAN - 0.98%
Korea Development Bank,
  2.70% due 08/16/2002                           JPY 186,000,000       1,853,264
                                                                    ------------

NETHERLANDS - 1.26%
Deutsche Bank Finance N V,
  FRN 6.2025% due 12/17/2003                        $  1,500,000       1,497,000
Kpnqwest,
  7.125% due 06/01/2009                          EUR     900,000         890,205
                                                                    ------------
                                                                       2,387,205

UNITED KINGDOM - 6.41%
Abbey National Treasury
  Services, 4.875% due
  02/24/2003                                           5,500,000       5,554,274
Barclays Bank PLC,
  6.50% due 02/16/2004                           GBP   4,170,000       6,622,640
                                                                    ------------
                                                                      12,176,914

UNITED STATES - 13.00%
Amresco Residential Securities,
  Series 1999 1, Certificate
  Class A, FRN 6.06% due
  06/25/2029                                        $  1,664,239       1,690,051
El Paso Energy Corporation,
  FRN 5.96% due 07/15/2001                             2,530,000       2,530,643
General Motors Corporation,
  1.25% due 12/20/2004                           JPY 167,000,000       1,641,069
General Motors Acceptance,
  FRN 00.34% due 07/26/2002                          110,000,000       1,075,453
  4.00% due 02/09/2006                           EUR   5,441,000       5,046,895
Household Finance Corporation,
  FRN 6.5075% due 08/06/2002                        $    850,000    $    854,343
International Game Technology,
  7.875% due 05/15/2004                                  500,000         483,750
J. P. Morgan & Company,
  Incorporated, 3.35596% due
  02/15/2012                                             360,000         311,944
KFW International Finance,
  5.75% due 01/15/2008                                 5,500,000       5,041,575
Kroger Company,
  FRN 6.42% due 10/01/2010                               600,000         599,975
Lehman Brothers Holdings,
  Incorporated, FRN 6.978%
   due 04/01/2002                                   $  1,600,000    $  1,610,960
Texas Utilities Company,
  Series 144A, FRN 6.725% due
  06/25/2001                                           2,100,000       2,097,345
  7.105% due 09/25/2029                                  700,000         700,000
TRW, Incorporated,
  FRN 6.60125% due 06/28/2000
                                                       1,000,000         999,973
                                                                    ------------
                                                                      24,683,976

TOTAL CORPORATE BONDS
(Cost: $77,682,413)                                                 $ 72,131,103
                                                                    ------------


COLLATERALIZED MORTGAGE OBLIGATIONS - 5.96%
JAPAN - 0.89%
International Credit
  Recovery-Japan, Series 1,
  Class A,  FRN 0.655% due
  11/08/2004                                     JPY  70,000,000         685,133
  Class B, FRN 0.755% due
  11/08/2004                                          40,000,000         391,504
SHL Corporation, Ltd., Series
  1999-1A, Class A1, FRN
  0.887% due 12/25/2024                               41,609,370         407,321
  Class A2, FRN 1.187% due
  12/25/2024                                          20,000,000         195,752
                                                                    ------------
                                                                       1,679,710

UNITED STATES - 5.07%
CDC Securitization Corporation,
  Series 1999-FL1, Class A, FRB
  6.9125% due 12/14/2001                             $ 2,000,000       2,000,000
Crusade Global Trust, Series
  1999-1, Class A2, 5.773% due
  05/15/2021                                           3,900,000       3,896,344
Government Lease Trust,
  4.00% due 05/18/2011                                   500,000         350,703
Salomon Brothers Mortgage
  Securities VII, Incorporated
  Series 1999-AQB, Class A1,
   5.82% due 12/15/2029                                  696,209         695,992
  Series 1999-LB1, Class A,
  6.7713% due 06/25/2029                               1,694,372       1,692,118
Sasco Floating Rate Commercial
  Mortgage, Series 1999-C3,
  Class A, 5.81% due
  10/21/2013                                             995,822         995,510
                                                                     -----------
                                                                       9,630,667

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $11,238,993)                                                  $11,310,377
                                                                     -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                      ------           -----
ASSET BACKED SECURITIES - 2.31%
UNITED STATES - 2.31%
Merrill Lynch Credit
  Corporation, Series 1999-A,
  Class A, 6.8425% due
  02/15/2026                                       $ 1,900,000       $ 1,900,000
United Panam Mortgage Loan
  Trust, Series 1999-2, Class
  A2, 5.866% due 09/25/2029                          2,486,211         2,481,910
                                                                     -----------


TOTAL ASSET BACKED SECURITIES
(Cost: $4,386,211)                                                   $ 4,381,910
                                                                     -----------


SUPRANATIONAL OBLIGATIONS - 6.37%
Asian Development Bank, zero
  coupon due 08/31/2004                              2,600,000         1,887,990

European Investment Bank,
  6.00% due 11/26/2004                           GBP 1,300,000         2,035,529

Inter-American Development
  Bank, 5.75% due 04/15/2004                     NZD 5,600,000         2,718,692

International Bank for
  Reconstruction and
  Development (the "World
  Bank"), 5.375% due
  11/06/2003                                        11,250,000         5,451,960
                                                                     -----------


TOTAL SUPRANATIONAL OBLIGATIONS
(Cost: $13,008,252)                                                  $12,094,171
                                                                     -----------


  PRINCIPAL
    AMOUNT                                                             VALUE
    ------                                                             -----
SHORT TERM INVESTMENTS - 5.75%
            General Electric Capital
            Corporation,
$5,000,000  5.95% due 02/14/2000                                     $ 4,963,639
            J.C. Penney Funding Corporation,
   500,000  6.54% due 01/27/2000                                         497,638
            MCI WorldCom, Incorporated
 1,100,000  5.36% due 01/27/2000                                       1,095,742
            Oesterreichische
 1,800,000  5.93% due 01/18/2000                                       1,794,959
            U.S. West Capital Funding,
            Incorporated,
 1,500,000  5.957% due 03/24/2000                                      1,479,399
 1,100,000  6.20% due 03/24/2000                                       1,084,276
                                                                     -----------
                                                                     $10,915,653

REPURCHASE AGREEMENTS - 2.50%
$4,737,000 Repurchase Agreement with State
           Street Bank & Trust Company dated
           12/31/1999 at 2.50% to be
           repurchased at $4,737,987 on
           01/03/2000, collateralized by
           $3,980,000 U.S. Treasury Bonds,
           8.50% due 02/15/2020 (valued at
           $4,835,700, including interest).***                       $ 4,737,000
                                                                     -----------


PUT OPTIONS - 0.97%

  Number of                     Expiration month/
  Contracts                        Strike price       Value
  ---------                        ------------       -----
 2,540,000 Federal Republic       January 2000/
           of Germany Bonds          DEM 65         $    472,535
 1,190,000 United Kingdom         January 2000/
           Treasury Notes            GBP 170             517,900
17,200,000 U.S. Treasury          January 2000/
           Bonds, 5.25%             $105.29              389,236
 4,100,000 U.S. Treasury          January 2000/
           Bonds, 5.625%            $101.02              464,940
                                                    ------------

TOTAL PUT OPTIONS
(Cost: $1,857,431)                                  $  1,844,611
                                                    ------------

TOTAL INVESTMENTS   (GLOBAL BOND TRUST)
(Cost: $197,156,223)                                $189,851,908
                                                    ============


TOTAL RETURN TRUST

                                                       SHARES           VALUE
                                                       ------           -----
COMMON STOCKS - 3.95%
ELECTRIC UTILITIES - 2.98%
Northeast Utilities                                    400,000       $ 8,225,000
                                                                     -----------

GAS & PIPELINE UTILITIES - 0.97%
MCN Energy Group, Incorporated                         112,600         2,674,250
                                                                     -----------

TOTAL COMMON STOCKS
(Cost: $11,228,408)                                                  $10,899,250
                                                                     -----------


RIGHTS - 0.00% *
GOVERNMENT OF MEXICO - 0.00%
United Mexican States,
  (Expiration date 6/30/2003)                        4,615,000                 0
                                                                     -----------

TOTAL RIGHTS
(Cost: $0)                                                           $         0
                                                                     -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
U.S. TREASURY OBLIGATIONS - 5.29%
U.S. TREASURY BONDS - 1.29%
3.875% due 04/15/2029                                  $   613,860   $   573,001
11.25% due 02/15/2015                                    2,100,000     2,968,539
                                                                     -----------
                                                                       3,541,540

U.S. TREASURY NOTES - 3.99%
3.625% due 07/15/2002                                   10,290,944    10,188,035
5.50% due 02/29/2000 ****                                  820,000       820,131
                                                                     -----------
                                                                      11,008,166

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $14,546,931)                                                  $14,549,706
                                                                     -----------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.29%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.45%
6.00% due 06/15/2014                                     4,458,615     4,422,366
6.074% due 01/01/2029                                   11,812,203    11,572,297
7.50% due 12/20/2029                                     5,000,000     4,553,125
                                                                     -----------
                                                                      20,547,788

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.23%
6.255% due 09/01/2013                                      700,000       638,422
                                                                     -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 13.61%
6.375% due 05/20/2023 -
  02/20/2024                                             9,411,737     9,537,388
6.75% due 02/20/2021                                     1,222,807     1,235,609
7.00% due 12/15/2099                                    27,700,000    26,747,951
                                                                     -----------
                                                                      37,520,948

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $59,711,634)                                                  $58,707,158
                                                                     -----------


FOREIGN GOVERNMENT OBLIGATIONS - 3.02%
GOVERNMENT OF MEXICO - 1.68%
FRN, Series D 6.902% due
  12/31/2019                                           $ 3,000,000     2,808,900
7.00% due 03/20/2002                                     1,987,914     1,828,881
                                                                     -----------
                                                                       4,637,781

GOVERNMENT OF NEW ZEALAND - 0.27%
5.50% due 04/15/2003                                 NZD   700,000       350,389
10.00% due 03/15/2002                                      700,000       390,438
                                                                     -----------
                                                                         740,827

REPUBLIC OF POLAND - 1.07%
4.00% due 10/27/2024                                   $ 4,500,000     2,947,500
                                                                     -----------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $8,238,371)                                                   $ 8,326,108
                                                                     -----------
CORPORATE BONDS - 33.57%
BUILDING MATERIALS & CONSTRUCTION - 1.11%
Cemex SA,
  9.25% due 06/17/2002                                 $ 3,000,000   $ 3,045,000
                                                                     -----------

ELECTRIC UTILITIES - 8.32%
Houston Industries,
  Incorporated, 9.375% due
  06/01/2001                                             1,500,000     1,540,695
LG&E Capital Corporation,
  6.205% due 05/01/2004                                  6,000,000     5,765,400
Niagara Mohawk Power
  Corporation, 7.00% due
  10/01/2000                                             1,512,196     1,511,440
System Energy Resources,
  Incorporated, 7.80% due
  08/01/2000                                             4,100,000     4,117,630
Texas Utilities Company,
  6.437% due 09/24/2001                                  5,000,000     5,000,000
  Series 144A, FRN 6.725% due
  06/25/2001                                             5,000,000     4,993,680
                                                                     -----------
                                                                      22,928,845

FINANCIAL SERVICES - 10.74%
Caterpillar Financial
  Services Corporation,
  6.875% due 08/01/2004                                  3,500,000     3,434,214
Ford Credit Canada, Ltd.,
  6.28% due 12/16/2002                                   7,000,000     6,973,141
Household Finance Corporation
  6.125% due 02/27/2003                                  2,000,000     1,929,800
  6.301% due 05/24/2002                                  3,000,000     3,002,910
SB Treasury Company LLC,
  9.40%, VR due 12/29/2049                               4,000,000     3,980,000
Tecnost International NV,
  5.316% due 06/23/2004                                 10,000,000    10,301,157
                                                                      ----------
                                                                      29,621,222

INDUSTRIALS - 10.00%
Allied Waste North America,
  Incorporated, 7.375% due
  01/01/2004                                             2,000,000     1,840,000
Boise Cascade Corporation,
  9.85% due 06/15/2002                                   6,000,000     6,122,100
Building Materials
  Corporation America, 8.625%
  due 12/15/2006                                         1,000,000       947,500
Burlington Northern Santa Fe,
  6.05% due 03/15/2001                                   5,885,000     5,830,746
Cox Enterprises,
  Incorporated, 6.625% due
  06/14/2002                                             5,000,000     4,900,800


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
INDUSTRIALS - CONTINUED
Lockheed Martin Corporation,
  6.85% due 05/15/2001                                $ 8,000,000    $ 7,944,960
                                                                     -----------
                                                                      27,586,106

INVESTMENT COMPANIES - 1.38%
Bear Stearns Companies,
  Incorporated, 6.58% due
  08/01/2002                                            1,900,000      1,902,774
Lehman Brothers Holdings,
  Incorporated, 6.831% due
  02/27/2001                                            1,900,000      1,901,748
                                                                     -----------
                                                                       3,804,522

SANITARY SERVICES - 1.30%
Waste Management,
  Incorporated, 6.50% due
  05/14/2004                                            4,000,000      3,586,084
                                                                     -----------

TELEPHONE - 0.72%
Philippine Long Distance
  Telephone Company, 10.50%
  due 04/15/2009                                        2,000,000      1,991,182
                                                                     -----------

TOTAL CORPORATE BONDS
(Cost: $94,131,855)                                                  $92,562,961
                                                                     -----------


COLLATERALIZED MORTGAGE OBLIGATIONS - 15.80%
ABN Amro Mortgage
  Corporation, 6.50% due
  06/25/2029                                            5,000,000      4,480,100
Contimortgage Home Equity
  Loan, 6.42% due 04/25/2014                            4,026,541      4,003,389
GE Capital Mortgage Services,
  Incorporated,
  6.75% due 03/25/2028                                  3,350,000      3,083,508
  6.75% due 05/25/2029                                 10,000,000      9,190,600
GMAC Commercial Mortgage
  Security, Incorporated,
  6.57% due 09/15/2033                                  5,828,631      5,647,069
Green Tree Financial
  Corporation, 6.97% due
  04/01/2031                                            4,000,000      3,977,480
PNC Mortgage Securities
  Corporation, 6.50% due
  06/25/2029                                            7,389,101      6,619,600
Residential Funding Mortgage
  Securities I, Series 1998,
  Class A6,
   6.75% due 03/25/2028                               $ 4,335,000    $ 3,991,451
   Series 1999 S14, Class A1,
   5.90% due 06/25/2025                                 2,600,638      2,573,695
                                                                     -----------


TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $45,937,650)                                                  $43,566,892
                                                                     -----------

ASSET BACKED SECURITIES - 8.33%
Brazos Student Finance
  Corporation, 5.73% due
  06/01/2023                                            5,000,000      4,930,350
Duck Auto Grantor Trust,
  5.65% due 03/15/2004                                  1,281,233      1,265,474
FHA 220 NP Reily 60
  7.43% due 09/01/2022                                  7,228,704      6,925,966
Norwest Asset Securities
  Corporation,
  6.50% due 06/25/2029                                  5,000,000      4,477,750
  6.25% due 10/25/2029                                  5,985,429      5,379,285
                                                                     -----------

TOTAL ASSET BACKED SECURITIES
(Cost: $23,870,366)                                                  $22,978,825
                                                                     -----------


  PRINCIPAL
    AMOUNT                                           VALUE
    ------                                           -----
SHORT TERM INVESTMENTS - 4.79%
           General Electric Capital
           Corporation,
$  600,000 5.81% due 03/08/2000                 $   593,512
   500,000 5.94% due 02/17/2000                     496,122
           General Motors Acceptance
           Corporation,
 1,000,000 5.86% due 02/14/2000                 $   992,838
           Houston Industries Finance LP,
 3,000,000 6.50% due 01/19/2000                   2,990,250
           Reseau Ferre De France,
 3,000,000 5.80% due 02/24/2000                   2,973,900
           U.S. Treasury Bills
    10,000 zero coupon due 02/10/2000                 9,947
   160,000 zero coupon due 02/17/2000 ****          158,987
           US West Capital Funding,
           Incorporated,
 5,000,000 6.571% due 03/15/2000                  4,998,315
                                                -----------
                                                $13,213,871



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 ------                                                                -----
REPURCHASE AGREEMENTS - 3.97%
$10,939,000 Repurchase Agreement with State
            Street Bank & Trust Company dated
            12/31/1999 at 2.50%, to be
            repurchased at $10,941,279 on
            01/03/2000, collateralized by
            $9,745,000 U.S. Treasury Bonds,
            8.00% due 11/15/2021 (valued at
            $11,158,025, including interest).                       $ 10,939,000
                                                                    ------------

TOTAL INVESTMENTS   (TOTAL RETURN TRUST)
(Cost: $281,818,086)                                                $275,743,771
                                                                    ============


INVESTMENT QUALITY BOND TRUST

                                                           SHARES        VALUE
                                                           ------        -----
COMMON STOCKS - 0.04%
INDUSTRIALS - 0.00%
SF Holdings Group
  Incorporated, Class C 144A                                   62       $      0
                                                                        --------

PUBLISHING - 0.04%
Primedia, Incorporated                                      1,525        133,056
                                                                        --------

TOTAL COMMON STOCKS
(Cost: $150,688)                                                        $133,056
                                                                        --------

PREFERRED STOCK - 0.16%
INDUSTRIALS - 0.03%
SF Holding Group,
  Incorporated, Series B                                       17         85,425
                                                                        --------

MINING - 0.08%
Fairfield Manufacturing,
  Incorporated                                                270        265,275
                                                                        --------

SOFTWARE - 0.05%
Concentric Network Corporation
                                                              170        168,725
                                                                        --------

TOTAL PREFERRED STOCK
(Cost: $556,265)                                                        $519,425
                                                                        --------

WARRANTS - 0.00% *
SOFTWARE - 0.00%
Concentric Network
  Corporation, 144A
  (Expiration date 2/15/2007;
  strike price $5.43125)                                       40         10,605
                                                                        --------

TELECOMMUNICATIONS SERVICES - 0.00%
American Mobile Satellite
  Corporation, 144A
  (expiration date 04/01/2008;
  strike price $12.51)                                         35       $  1,404

KMC Telecom Holdings,
  Incorporated, 144A
  (Expiration date 04/15/2008;
   strike price $ 0.21785)                                    425          1,302
                                                                        --------
                                                                           2,706

TOTAL WARRANTS
(Cost: $0)                                                              $ 13,311
                                                                        --------


                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
U.S. TREASURY OBLIGATIONS - 14.17%
U.S. TREASURY BONDS - 14.17%
7.50% due 11/15/2016                                  $11,900,000    $12,731,096
8.125% due 08/15/2019                                     700,000        797,671
8.75% due 05/15/2017                                    3,300,000      3,941,421
11.875% due 11/15/2003                                  6,000,000      7,081,860
12.00% due 08/15/2013                                  17,150,000     22,900,566
                                                                     -----------
                                                                      47,452,614

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $52,834,390)                                                  $47,452,614
                                                                     -----------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.25%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.07%
6.00% due 02/01/2003 -
  11/01/2013                                            5,974,241      5,682,138
6.50% due 05/01/2029 -
  06/01/2029                                            1,000,099        942,904
7.50% due 06/01/2010 -
  05/01/2028                                            2,383,515      2,370,183
6.30% due 03/15/2023                                      400,000        388,372
6.50% due 06/25/2019                                      900,000        894,933
                                                                     -----------
                                                                      10,278,530

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.87%
5.90% due 10/25/2019                                      579,116        574,588
6.00% due 02/01/2028 -
  11/01/2028                                            6,923,126      6,333,552
6.18% due 07/01/2008                                      359,463        334,901
6.27% due 11/01/2007                                    1,085,553      1,021,287
6.295% due 06/01/2008                                     196,925        184,847
6.30% due 01/01/2008                                      308,782        290,698
6.34% due 01/01/2008                                      286,249        270,539
6.39% due 01/01/2006                                      143,902        138,144
6.43% due 01/01/2008                                      313,660        297,545
6.447% due 01/01/2008                                   1,480,178      1,405,509
6.812% due 10/01/2007                                     209,700        205,008
6.981% due 06/01/2007                                      79,850         78,691




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
FEDERAL NATIONAL MORTGAGE ASSOCIATION - CONTINUED
7.024% due 06/01/2007                                  $   102,809   $   101,605
7.04% due 03/01/2007                                       661,253       651,515
7.085% due 08/01/2003                                      678,710       675,292
7.28% due 10/01/2006                                       389,183       388,380
                                                                     -----------
                                                                      12,952,101

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 8.31%
6.00% due 08/15/2008 -
  12/15/2013                                             4,242,575     4,051,417
6.50% due 07/15/2008 -
  06/15/2029                                             2,096,681     1,971,952
7.00% due 04/15/2023 -
  07/15/2029                                            12,821,947    12,418,022
7.50% due 04/15/2002 -
  07/15/2028                                             8,005,909     7,949,177
8.00% due 06/15/2023 -
  10/15/2023                                             1,425,562     1,444,743
                                                                     -----------
                                                                      27,835,311

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS
(Cost: $53,089,803)                                                  $51,065,942
                                                                     -----------

FOREIGN GOVERNMENT OBLIGATIONS - 0.94%
GOVERNMENT OF CANADA - 0.94%
8.625% due 01/19/2005                                  $ 2,000,000     2,109,520
8.80% due 04/15/2003                                     1,000,000     1,051,090
                                                                     -----------
                                                                       3,160,610

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS
(Cost: $3,345,537)                                                   $ 3,160,610
                                                                     -----------


CORPORATE BONDS - 46.51%
AEROSPACE - 0.35%
Dunlop Standard Aerospace
  Holdings PLC, 11.875%
  due 05/15/2009                                           225,000       231,469
Raytheon Company,
  6.75% due 08/15/2007                                   1,000,000       932,930
                                                                     -----------
                                                                       1,164,399

AIR TRAVEL - 1.06%
Continental Airlines,
  6.648% due 09/15/2017                                    895,310       812,234
  6.90% due 01/02/2018                                   1,272,944     1,178,453
SCL Term Aero Santiago SA,
  6.95% due 07/01/2012                                   1,700,000     1,543,855
                                                                     -----------
                                                                       3,534,542

APPAREL & TEXTILES - 0.10%
Bell Sports, Incorporated,
  11.00% due 08/15/2008                                $   250,000   $   250,000
Westpoint Stevens,
  Incorporated, 7.875% due
  06/15/2008                                                75,000        67,500
                                                                     -----------
                                                                         317,500

AUTO PARTS - 0.08%
Accuride Corporation,
  9.25% due 02/01/2008                                      95,000        86,450
LDM Technologies,
  Incorporated, 10.75% due
  01/15/2007                                               215,000       182,750
                                                                     -----------
                                                                         269,200

AUTO SERVICES - 0.07%
Delco Remy International,
  Incorporated,
  8.625% due 12/15/2007                                    150,000       141,750
  10.625% due 08/01/2006                                   100,000       103,500
                                                                     -----------
                                                                         245,250

AUTOMOBILES - 0.58%
Chrysler Corporation,
  7.45% due 02/01/2097                                   2,000,000     1,852,200
Westinghouse Air Brake
  Company, 9.375% due
  06/15/2005                                                85,000        85,000
                                                                     -----------
                                                                       1,937,200

BANKING - 5.59%
Bank New York, Incorporated,
  6.625% due 06/15/2003                                  1,000,000       983,570
BankAmerica Corporation,
  9.625% due 02/13/2001                                  1,475,000     1,517,229
Citicorp,
  7.125% due 06/01/2003                                  1,000,000       997,110
Credit National,
  7.00% due 11/14/2005                                   1,300,000     1,245,270
Export-Import Bank of Korea,
  6.375% due 02/15/2006                                    610,000       561,267
First Financial Caribbean
  Corporation, 7.84% due
  10/10/2006                                               810,000       769,038
First Republic Bank of San
  Francisco, 7.75% due
  09/15/2012                                               825,000       698,721
Grove Worldwide LLC/Cap,
  Incorporated, 9.25% due
  05/01/2008                                               120,000        34,800
Korea Development Bank,
  7.125% due 09/17/2001                                    715,000       709,752
Liberty Financial Companies,
  Incorporated, 6.75% due
  11/15/2008                                               965,000       888,244



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
BANKING - CONTINUED
National City Corporation,
  6.875% due 05/15/2019                              $ 2,250,000     $ 2,018,002
National Westminster Bank
  PLC, 9.45% due
  05/01/2001                                           1,000,000       1,030,900
NBD Bancorp,
  8.25% due 11/01/2024                                 2,000,000       2,103,660
Republic New York
  Corporation, 9.50% due
  04/15/2014                                           1,000,000       1,104,040
Royal Bank Scotland Group
  PLC, 6.40% due
  04/01/2009                                           2,750,000       2,509,705
Sprint Capital Corporation,
  6.875% due 11/15/2028                                1,745,000       1,550,799
                                                                     -----------
                                                                      18,722,107

BROADCASTING - 1.45%
AMSC Acquisition Company,
  Incorporated, Series B,
  12.25% due 04/01/2008                                   75,000          59,063
Cablevision SA,
  13.75% due 05/01/2009                                  140,000         135,913
Century Communications
  Corporation, zero coupon
  due 01/15/2008                                         700,000         301,000
Echostar DBS Corporation,
  9.375% due 02/01/2009                                  600,000         601,500
Emmis Communications
  Corporation, 8.125% due
  03/15/2009                                              95,000          90,013
Falcon Holding Group LP,
  Series B,
  8.375% due 04/15/2010                                   75,000          75,562
  Step up to 9.285% due
  04/15/2003                                             150,000         109,875
Granite Broadcasting
  Corporation, 8.875% due
  05/15/2008                                             175,000         167,125
Lin Holdings Corporation,
  Step up to 10.00% due
  03/01/2008                                             600,000         402,000
Multicanal SA, Series E,
  13.125% due 04/15/2009                                 325,000         319,312
USA Networks, Incorporated,
  6.75% due 11/15/2005                                 1,570,000       1,499,755
Viacom, Incorporated,
  7.75% due 06/01/2005                                 1,035,000       1,041,759
Young Broadcasting,
  Incorporated, 8.75% due
  06/15/2007                                              50,000          47,875
                                                                     -----------
                                                                       4,850,752

BUILDING MATERIALS & CONSTRUCTION - 0.14%
American Standard,
  Incorporated, 7.625% due
  02/15/2010                                         $    70,000     $    64,925
Falcon Building Products,
  Incorporated, Series B,
  Step up to 10.50% due
  06/15/2007                                             275,000         204,875
Toll Corporation,
  8.125% due 02/01/2009                                  200,000         185,500
                                                                     -----------
                                                                         455,300

BUSINESS SERVICES - 1.24%
Classic Cable, Incorporated,
  9.875% due 08/01/2008                                  130,000         130,162
Consumers Packaging,
  Incorporated, 9.75% due
  02/01/2007                                             140,000          98,000
Doman Industries, Ltd.,
  12.00% due 07/01/2004                                  200,000         208,250
Dura Operating Corporation,
  9.00% due 05/01/2009                                   150,000         141,000
EOP Operating Limited
  Partnership, 6.50% due
  01/15/2004                                           1,795,000       1,711,856
Federal Express Corporation
  Trust, 6.72% due
  01/15/2022                                             997,502         901,423
Insight Midwest LP,
  9.75% due 10/01/2009                                    60,000          61,950
Packaging Corporation
  America, 9.625% due
  04/01/2009                                              70,000          71,488
RCN Corporation,
  Step up to 11.00% due
  07/01/2008                                             325,000         213,687
Royster Clark, Incorporated,
  10.25% due 04/01/2009                                  135,000         122,175
Silgan Holdings,
  Incorporated, 9.00% due
  06/01/2009                                              65,000          62,400
True Temper Sports,
  Incorporated, 10.875% due
  12/01/2008                                             400,000         382,000
Werner Holding Delaware,
  Incorporated, 10.00% due
  11/15/2007                                              60,000          58,800
                                                                       ---------
                                                                       4,163,191

CHEMICALS - 1.47%
Acetex,
  9.75% due 10/01/2003                                   250,000         227,500
Arco Chemical Company,
  9.80% due 02/01/2020                                   120,000         122,400
Georgia Gulf Corporation,
  10.375% due 11/01/2007                                  40,000          41,750



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
CHEMICALS - CONTINUED
Huntsman Corporation,
  9.50% due 07/01/2007                                $   95,000      $   90,013
ICI North America,
  Incorporated, 8.875% due
  11/15/2006                                             785,000         828,881
ICI Wilmington, Incorporated,
  6.95% due 09/15/2004                                 2,735,000       2,666,543
Lyondell Chemical Company,
  9.875% due 05/01/2007                                  320,000         328,000
Pioneer Americas Acquisition
  Corporation, 9.25% due
  06/15/2007                                              55,000          43,450
Sovereign Speciality
  Chemicals, 9.50% due
  08/01/2007                                             135,000         136,688
Texas Petrochemicals
  Corporation, Series B,
  11.125% due 07/01/2006                                 250,000         220,000
ZSC Specialty,
  11.00% due 07/01/2009                                  225,000         232,312
                                                                      ----------
                                                                       4,937,537

COAL - 0.12%
PL Coal Holdings Corporation,
  Series B, 9.625% due
  05/15/2008                                             400,000         394,000
                                                                      ----------

COMPUTERS & BUSINESS EQUIPMENT - 0.00%
Decisionone Corporation,
  9.75% due 08/01/2007                                   100,000             375
                                                                      ----------

CONSTRUCTION MATERIALS - 0.07%
Nortek, Incorporated,
  8.875% due 08/01/2008                                   55,000          52,250
  9.25% due 03/15/2007                                   100,000          97,500
Pindo Deli Finance Mauritius,
  Ltd., 10.75% due 10/01/2007                            100,000          73,000
                                                                      ----------
                                                                         222,750

CONSTRUCTION & MINING EQUIPMENT - 0.04%
Webb Delaware Corporation,
  10.25% due 02/15/2010                                  150,000         145,875
                                                                      ----------

CRUDE PETROLEUM & NATURAL GAS - 0.86%
Enron Corporation,
  6.75% due 09/01/2004                                 2,000,000       1,948,156
KN Energy, Incorporated,
  6.65% due 03/01/2005                                   795,000         760,855
Tuboscope Vetco
  International,
  Incorporated, 7.50% due                                200,000         166,000
  02/15/2008
                                                                      ----------
                                                                       2,875,011

DOMESTIC OIL - 0.62%
Conoco, Incorporated,
  5.90% due 04/15/2004                                $1,000,000      $  954,670
  6.95% due 04/15/2029                                 1,100,000         992,244
ICO, Incorporated, Series B
  10.375% due 06/01/2007                                  95,000          87,875
Key Energy Services,
  Incorporated, 14.00% due
  01/15/2009                                              50,000          54,625
                                                                      ----------
                                                                       2,089,414

DRUGS & HEALTH CARE - 3.24%
Alaris Medical, Incorporated,
  Step up to 11.125% due
  08/01/2008                                             275,000         113,094
Allegiance Corporation,
  7.00% due 10/15/2026                                 4,000,000       3,884,680
Beckman Instruments,
  Incorporated,
  7.10% due 03/04/2003                                   240,000         229,687
  7.45% due 03/04/2008                                 1,065,000         982,910
Beverly Enterprises,
  9.00% due 02/15/2006                                   170,000         156,400
Columbia/HCA Healthcare
  Corporation,
  7.00% due 07/01/2007                                     5,000           4,463
  7.25% due 05/20/2008                                   195,000         175,500
Fisher Scientific
  International,
  Incorporated, 9.00% due                                190,000         182,400
  02/01/2008
Healthsouth Corporation,
  6.875% due 06/15/2005                                2,000,000       1,731,600
Lifepoint Hospitals Holdings,
  Incorporated, 10.75% due
  05/15/2009                                             100,000         103,500
MEDIQ Life Support Services,
  11.00% due 06/01/2008                                  200,000          80,000
Owens & Minor, Incorporated,
  10.875% due 06/01/2006                                 225,000         228,937
Tenet Healthcare Corporation,
  7.875% due 01/15/2003                                  850,000         824,500
Torchmark, Incorporated,
  7.875% due 05/15/2023                                2,000,000       1,874,800
Triad Hospitals,
  11.00% due 05/15/2009                                  180,000         186,300
Universal Hospital Services,
  Incorporated, 10.25% due
  03/01/2008                                             120,000          83,400
                                                                      ----------
                                                                      10,842,171

ELECTRICAL EQUIPMENT - 0.24%
Costilla Energy, Incorporated+,
 10.25% due 10/01/2006                                   225,000          65,250
Energy Corporation of
  America, Incorporated,
  9.50% due 05/15/2007                                   375,000         262,500



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
ELECTRICAL EQUIPMENT - CONTINUED
Fairchild Semiconductor
  Corporation,
  10.125% due 03/15/2007                             $  275,000       $  280,500
  10.375% due 10/01/2007                                 65,000           66,788
Wesco Distribution,
  Incorporated, 9.125% due
  06/01/2008                                            150,000          141,000
                                                                      ----------
                                                                         816,038

ELECTRIC UTILITIES - 1.87%
Baltimore Gas & Electric
  Company, 6.125% due
  07/01/2003                                          1,000,000          972,620
Calpine Corporation,
  8.75% due 07/15/2007                                  150,000          145,677
Cinergy Corporation,
  6.125% due 04/15/2004                               2,000,000        1,879,148
Cleveland Electric
  Illuminating Company, 7.19%
  due 07/01/2000                                      1,010,000        1,008,819
L-3 Communications
  Corporation, 8.00% due
  08/01/2008                                            160,000          145,200
Northern States Power
  Company, 6.375% due
  04/01/2003                                          1,000,000          977,360
Pacific Gas & Electric
  Company, 6.25% due
  08/01/2003                                          1,000,000          973,020
WMX Technologies,
  Incorporated, 7.00% due
  10/15/2006                                            175,000          153,046
                                                                      ----------
                                                                       6,254,890

ELECTRONICS - 0.13%
Advanced Micro Devices,
  Incorporated, 11.00% due
  08/01/2003                                            185,000          182,225
SCG Holding & Semiconductor
  Company, 12.00% due
  08/01/2009                                            235,000          250,275
                                                                      ----------
                                                                         432,500

FINANCIAL SERVICES - 10.40%
AAG Holding, Incorporated,
  6.875% due 06/01/2008                               1,710,000        1,499,431
Allstate Financing,
  7.83% due 12/01/2045                                  565,000          518,726
American Financial Group,
  Incorporated, 7.125% due
  04/15/2009                                            340,000          304,545
American General Finance
  Corporation, 6.54% due
  08/12/2002                                          1,000,000          983,180
Amerus Capital,
  8.85% due 02/01/2027                               $1,000,000       $  835,100
Amvescap PLC,
  6.60% due 05/15/2005                                2,000,000        1,888,620
Arcadia Financial, Ltd.,
  11.50% due 03/15/2007                                  40,000           41,200
Associates Corporation of
  North America, 5.75% due
  11/01/2003                                            610,000          581,824
BanPonce Financial
  Corporation,
  6.75% due 08/09/2001                                2,150,000        2,133,638
  6.80% due 12/21/2005                                  260,000          247,234
Bear Stearns Capital Trust,
  Incorporated, 7.00% VR due
  01/15/2027                                          1,000,000          981,854
Beneficial Corporation,
  8.40% due 05/15/2008                                  350,000          368,389
Cigna Corporation,
  7.40% due 05/15/2007                                1,300,000        1,267,604
  7.875% due 05/15/2027                                 790,000          757,073
Commercial Credit Group,
  Incorporated, 7.375% due
  04/15/2005                                          1,000,000          988,150
Dime Capital Trust,
  9.33% due 05/06/2027                                1,350,000        1,290,519
Donaldson Lufkin & Jenrette,
  5.625% due 02/15/2016                               1,000,000          977,990
Equitable Companies,
  Incorporated, 7.00% due
  04/01/2028                                            770,000          690,875
Equitable Life Assured
  Society, 7.70% due
  12/01/2015                                            680,000          665,230
Ford Credit Auto Owner Trust,
  5.81% due 03/15/2002                                  600,000          597,372
General Electric Capital
  Corporation, 8.88% due
  06/18/2003                                            600,000          632,724
Globalstar LP/Globalstar
  Capital, 10.75% due
  11/01/2004                                            250,000          160,000
H.F. Ahmanson & Company,
  7.875% due 09/01/2004                                 525,000          530,581
International Lease Finance
  Corporation, 6.00% due
  06/15/2003                                            300,000          289,095
Iridium Operating LLC/Iridium
  Capital+, 11.25% due
  07/15/2005                                            300,000           15,000
Japan Finance Corporation,
  8.70% due 07/30/2001                                1,500,000        1,539,720
KFW International Finance,
  Incorporated, 9.125% due
  05/15/2001                                          1,000,000        1,029,610



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
FINANCIAL SERVICES - CONTINUED
MBNA America Bank,
  6.75% due 03/15/2008                             $   700,000       $   644,518
Olympic Financial, Ltd.,
  11.50% due 03/15/2007                                100,000           104,000
Private Export Funding
  Corporation, 6.62% due
  10/01/2005                                         2,000,000         1,969,340
RBF Finance Company,
  11.375% due 03/15/2009                               205,000           219,350
Southern Company Capital
  Trust I, 8.19% due
  02/01/2037                                         1,000,000           944,390
Sun Canada Financial Company,
  6.625% due 12/15/2007                                650,000           607,543
  7.25% due 12/15/2015                               1,500,000         1,422,120
Sunamerica, Incorporated,
  8.125% due 04/28/2023                              1,000,000         1,020,480
Tembec Finance Corporation,
  9.875% due 09/30/2005                                100,000           103,375
Toyota Motor Credit
  Corporation, 5.625% due
  11/13/2003                                         1,600,000         1,523,408
United States Bancorp Oregon,
  7.50% due 06/01/2026                               2,774,000         2,775,609
United States West Capital
  Funding, Incorporated,
  6.25% due 07/15/2005                               1,395,000         1,320,200
Western Financial Savings,
  8.875% due 08/01/2007                                400,000           370,000
                                                                     -----------
                                                                      34,839,617

FOOD & BEVERAGES - 1.36%
Aurora Foods, Incorporated,
  8.75% due 07/01/2008                                 100,000            95,250
  9.875% due 02/15/2007                                 50,000            50,687
B & G Foods Incications
  Corporation, 9.625% due
  08/01/2007                                           200,000           177,500
Chiquita Brands
  International,
  Incorporated, 10.00% due
  06/15/2009                                           115,000            83,088
Del Monte Foods Company,
  Step up to 12.50% due
  12/15/2007                                           205,000           157,850
Disco SA,
  9.875% due 05/15/2008                                145,000           126,513
Nash Finch Company,
  8.50% due 05/01/2008                                 250,000           206,875
Seagram, Joseph E & Sons,
  Incorporated,
  6.625% due 12/15/2005                              1,000,000           954,400
  7.50% due 12/15/2018                               1,480,000         1,402,270
Tricon Global Restaurants,
  Incorporated, 7.65% due
  05/15/2008                                       $    75,000       $    70,411
Whitman Corporation,
  6.375% due 05/01/2009                              1,360,000         1,234,023
                                                                     -----------
                                                                       4,558,867

FOREST PRODUCTS - 0.00%
Tembec Industries,
  Incorporated, 8.625% due
  06/30/2009                                            10,000            10,000
                                                                     -----------

FURNITURE & FIXTURES - 0.04%
Mattress Discounters
  Corporation, 12.625% due
  07/15/2007                                           150,000           146,625
                                                                     -----------

GAS & PIPELINE UTILITIES - 0.62%
Kelley Oil & Gas Corporation,
  14.00% due 04/15/2003                                165,000           161,700
Sonat, Incorporated,
  6.875% due 06/01/2005                              2,000,000         1,930,420
                                                                     -----------
                                                                       2,092,120

HOMEBUILDERS - 0.06%
Engle Homes, Incorporated,
  9.25% due 02/01/2008                                  90,000            81,000
Standard Pacific Corporation,
  8.50% due 06/15/2007                                 115,000           110,400
                                                                     -----------
                                                                         191,400

HOUSEHOLD PRODUCTS - 0.34%
Procter & Gamble-ESOP,
  Series A, 9.36%
  due 01/01/2021                                     1,000,000         1,154,120
                                                                       ---------

INDUSTRIAL MACHINERY - 0.01%
Numatics, Incorporated,
  9.625% due 04/01/2008                                 25,000            18,750
                                                                       ---------

INDUSTRIALS - 1.33%
Alaris Medical, Incorporated,
  9.75% due 12/01/2006                                 100,000            86,500
Cincinnati Milacron,
  Incorporated, 7.875% due
  05/15/2000                                           870,000           870,195
Federal Mogul Corporation,
  7.50% due 01/15/2009                                 270,000           239,314
Frontiervision Holdings LP,
  Step up to 11.875% due
  09/15/2001                                           125,000           111,250
Gaylord Container
  Corporation, 9.375% due
  06/15/2007                                           200,000           185,500



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
INDUSTRIALS - CONTINUED
News America Holdings,
  Incorporated, 9.25% due
  02/01/2013                                       $ 2,645,000       $ 2,878,501
Prestolite Electric,
  Incorporated, 9.625% due
  02/01/2008                                           100,000            78,000
                                                                     -----------
                                                                       4,449,260

INSURANCE - 3.07%
Amerus Life Holdings,
  Incorporated, 6.95% due
  06/15/2005                                           715,000           649,937
Florida Windstorm
  Underwriting, 7.125% due
  02/25/2019                                         3,720,000         3,406,106
Jackson National Life
  Insurance Company, 8.15%
  due 03/15/2027                                     1,000,000           989,320
Liberty Mutual Insurance
  Company,
  8.20% due 05/04/2007                                 550,000           548,581
  8.50% due 05/15/2025                                 700,000           665,336
Lumbermans Mutual Casualty
  Company, 9.15% due
  07/01/2026                                           675,000           646,151
Ohio National Life Insurance
  Company, 8.50% due
  05/15/2026                                         1,150,000         1,152,231
Security Benefit Life
  Company, 8.75% due
  05/15/2016                                         1,350,000         1,333,377
Zurich Reinsurance Centre
  Holdings, Incorporated,
  7.125% due 10/15/2023                              1,000,000           874,640
                                                                     -----------
                                                                      10,265,679

LEISURE TIME - 0.32%
AMC Entertainment,
  Incorporated,
  9.50% due 03/15/2009 -
  02/01/2011                                           425,000           375,437
Aztar Corporation,
  8.875% due 05/15/2007                                200,000           192,000
Loews Ciniplex Entertainment
  Corporation, 8.875% due
  08/01/2008                                           200,000           177,000
Station Casinos,
  Incorporated, 8.875% due
  12/01/2008                                           250,000           238,125
Time Warner Telecom LLC,
  9.75% due 07/15/2008                                 100,000           102,500
                                                                     -----------
                                                                       1,085,062

METAL & METAL PRODUCTS - 0.05%
Neenah Corporation,
  Series B, 11.125% due
  05/01/2007                                       $   150,000       $   138,750
  Series F, 11.125% due
  05/01/2007                                            30,000            27,750
                                                                     -----------
                                                                         166,500

NEWSPAPERS - 0.31%
News America Holdings,
  Incorporated, 8.50% due
  02/15/2005                                         1,000,000         1,031,110
                                                                     -----------

PAPER - 1.20%
Boise Cascade Corporation,
  9.90% due 10/01/2001                               1,000,000         1,031,390
Boise Cascade Office Products
  Company, 7.05% due
  05/15/2005                                         2,800,000         2,577,932
Domtar, Incorporated,
  9.50% due 08/01/2016                                  75,000            80,805
Grupo Industrial  Durango
  GIDUSA, 12.625% due
  08/01/2003                                           120,000           119,400
Repap New Brunswick,
  Incorporated, 10.625% due
  04/15/2005                                           225,000           209,250
                                                                     -----------
                                                                       4,018,777

PETROLEUM SERVICES - 1.17%
Newfield Exploration Company,
  7.45% due 10/15/2007                               1,045,000           950,574
Petroleos Mexicanos,
  8.85% due 09/15/2007                                 250,000           239,375
Plains Resources,
  Incorporated,
  10.25% due 03/15/2006                                225,000           219,125
Ultramar Corporation,
  8.00% due 03/15/2005                               1,000,000           989,790
YPF Sociedad Anonima,
  10.00% due 11/02/2028                              1,400,000         1,528,992
                                                                       ---------
                                                                       3,927,856

PUBLISHING - 0.18%
Scholastic Corporation,
  7.00% due 12/15/2003                                 300,000           291,807
Sullivan Graphics,
  Incorporated, 12.75% due
  08/01/2005                                           300,000           310,500
                                                                       ---------
                                                                         602,307



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                    PRINCIPAL
                                                      AMOUNT             VALUE
                                                      ------             -----
RETAIL GROCERY - 0.15%
Stater Brothers Holdings,
  Incorporated, 10.75% due
  08/15/2006                                      $  250,000          $  253,125
Vlasic Food  International,
  Incorporated, 10.25% due
  07/01/2009                                         250,000             238,125
                                                                      ----------
                                                                         491,250

RETAIL TRADE - 0.16%
Duane Reade, Incorporated,
  9.25% due 02/15/2008                               400,000             391,000
Guitar Center Management
  Company, Incorporated,
  11.00% due 07/01/2006                              137,000             134,260
                                                                      ----------
                                                                         525,260

SANITARY SERVICES - 0.45%
Allied Waste North America,
  Incorporated, 7.625% due
  01/01/2006                                         105,000              94,237
USA Waste Services,
  Incorporated, Step up to
  6.125% due 07/15/2001                            1,500,000           1,427,625
                                                                      ----------
                                                                       1,521,862

SOFTWARE - 0.34%
Concentric Network
  Corporation, 12.75% due
  12/15/2007                                              300,000        315,750
Exodus Communications,
  Incorporated, 11.25% due
  07/01/2008                                              200,000        206,500
Psi Net, Incorporated,
  10.00% due 02/15/2005                                   250,000        248,125
  11.50% due 11/01/2008                                    75,000         78,750
Verio, Incorporated,
  10.375% due 04/01/2005                                   90,000         90,900
  11.25% due 12/01/2008                                   175,000        183,750
                                                                       ---------
                                                                       1,123,775

STEEL - 0.19%
Acindar Industria, Argentina,
  11.25% due 02/15/2004                                 75,000            58,500
Alaska Steel Corporation,
   7.875% due 02/15/2009                                80,000            75,400
   9.125% due 12/15/2006                                75,000            76,125
Bayou Steel Corporation,
  9.50% due 05/15/2008                                  50,000            46,688
CSN Iron SA,
  9.125% due 06/01/2007                                140,000           116,550
LTV Corporation,
  11.75% due 11/15/2009                                155,000           161,200
Weirton Steel Corporation,
  11.375% due 07/01/2004                               100,000            96,500
                                                                      ----------
                                                                         630,963

TELECOMMUNICATIONS SERVICES - 1.57%
Alaska Communications
  Holdings, 9.375% due
  05/15/2009                                           100,000            96,750
American Media Operations,
  Incorporated, 10.25% due
  05/01/2009                                           100,000           101,250
Bresnan Communications Group,
  9.25% due 02/01/2009                                 125,000            86,250
BTI Telecom Corporation,
  10.50% due 09/15/2007                                175,000           161,000
Charter Communication Holding
  Llc, 8.625% due 04/01/2009                           350,000           323,312
Covad Communications Group,
  Incorporated, 12.50% due
  02/15/2009                                           150,000           156,375
Crown Castle International
  Corporation, Step up to
  10.625% due 11/15/2007                               175,000           131,469
Frontiervision LP/Capital,
  Series B, Step up to
  11.875% due 09/15/2007                                90,000            80,550
GCI, Incorporated,
  9.75% due 08/01/2007                                 550,000           504,625
GST Telecommunications,
  Incorporated, 12.75% due
  11/15/2007                                           210,000           199,237
Innova SA,
  12.875% due 04/01/2007                               200,000           178,000
ITC Deltacom, Incorporated,
  9.75% due 11/15/2008                                 130,000           131,300
KMC Telecom Holdings,
  Incorporated, Step up to
  12.50% due 02/15/2008                                500,000           285,000
NTL Communications
  Corporation, Series B,
   Step up to 12.375% due
  10/01/2008                                           425,000           297,500
Rogers Cantel, Incorporated,
  9.375% due 06/01/2008                                100,000           104,000
RSL Communications PLC,
  12.00% due 11/01/2008                                250,000           251,875
Satelites Mexicanos
  SA de CV,
  10.125% due 11/01/2004                               225,000           153,000
Tele-Communications,
  Incorporated,
  9.25% due 04/15/2002                               1,500,000         1,574,445
  9.65% due 10/01/2003                                 426,400           448,330
                                                                      ----------
                                                                       5,264,268

TELEPHONE - 2.89%
Alestra SA,
  12.125% due 05/15/2006                               250,000           251,250





    The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT             VALUE
                                                      ------             -----
TELEPHONE - CONTINUED
Allbritton Communications
  Company, 8.875% due
  02/01/2008                                         $  275,000       $  261,250
Bellsouth Savings,
  9.19% due 07/01/2003                                  505,640          528,479
Benedek Communications
  Corporation, Step up to
  13.25% due 05/15/2006                                 185,000          166,038
Comcast Cable Communications,
  8.50% due 05/01/2027                                1,100,000        1,170,180
Compania De
  Telecomunicaciones,
   8.375% due 01/01/2006                              1,000,000          990,443
   7.625% due 07/15/2006                              1,000,000          958,840
E Spire Communications,
  Incorporated,
  Step up to 10.625% due
  07/01/2008                                             75,000           28,688
  Step up to 12.75% due
  04/01/2006                                            200,000           94,000
GTE Corporation,
  8.75% due 11/01/2021                                1,000,000        1,099,340
Hyperion Telecommunications,
  Incorporated, Series B
  12.25% due 09/01/2004                                  75,000           80,250
  Step up to 13.00% due
  04/15/2003                                            175,000          155,750
Intermedia Communications,
  Incorporated,
  8.60% due 06/01/2008                                   80,000           73,800
  8.875% due 11/01/2007                                 350,000          325,500
  Step up to 12.25% due
  03/01/2009                                            165,000           99,000
McleodUSA, Incorporated,
  9.50% due 11/01/2008                                  150,000          150,375
MGC Communications,
  Incorporated, 13.00% due
  10/01/2004                                            150,000          149,625
Nextel Communications,
  Incorporated, Step up to
  9.75% due 10/31/2007                                  925,000          659,062
Nextlink Communications,
  Step up to 9.45% due
  04/15/2008                                            400,000          254,000
Paging Network, Incorporated,
  10.125% due 08/01/2007                                200,000           67,000
Price Communications Wireless,
  Incorporated, 9.125% due
  12/15/2006                                             80,000           81,000
Telecommunications
  Techniques, 9.75% due
  05/15/2008                                            225,000          204,750
Viatel, Incorporated,
  11.25% due 04/15/2008                                 225,000          223,875
World Common, Incorporated,
  7.55% due 04/01/2004                                1,575,000        1,593,490
                                                                      ----------
                                                                       9,665,985

TOYS, AMUSEMENTS & SPORTING GOODS - 0.06%
Hollywood Casino Corporation,
  11.25% due 05/01/2007                                200,000           209,000
                                                                    ------------

TRANSPORTATION - 0.92%
Honda Auto Lease Trust,
  6.65% due 07/15/2005                               2,000,000         1,993,080
Iron Mountain, Incorporated,
  8.75% due 09/30/2009                                 220,000           211,200
Johnstown America Industry,
  Incorporated,
  11.75% due 08/15/2005                                200,000           203,500
K & F Industry, Incorporated,
  9.25% due 10/15/2007                                 175,000           168,000
Southern Railway Company,
  8.75% due 10/15/2003                                 470,000           488,678
                                                                    ------------
                                                                       3,064,458

TOTAL CORPORATE BONDS
(Cost: $164,660,861)                                                $155,724,873
                                                                    ------------

MUNICIPAL BONDS - 3.72%
ALABAMA - 0.28%
Huntsville Alabama Solid
  Waste Disposal, 5.95% due
  10/01/2003                                         1,000,000           956,900
                                                                    ------------

ARIZONA - 0.28%
Phoenix Arizona Civic
  Improvement Corporation,
  6.30% due 07/01/2008                               1,010,000           923,564
                                                                    ------------

MARYLAND - 0.21%
Baltimore Maryland,
  6.375% due 10/15/2002                                705,000           698,535
                                                                    ------------

MICHIGAN - 0.36%
Detroit Michigan Downtown
  Development Authority,
  6.20% due 07/01/2008                               1,335,000         1,220,310
                                                                    ------------

CALIFORNIA - 1.58%
Los Angeles County California
  Pension,
  8.49% due 06/30/2004                                 500,000           522,475
  8.62% due 06/30/2006                               1,500,000         1,593,885
Orange County California
  Pension Obligation, 7.36%
  due 09/01/2010                                     2,000,000         1,948,000





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT             VALUE
                                                      ------             -----
CALIFORNIA - CONTINUED
Southern California Public
  Power Authority Project,
  6.93% due 05/15/2017                              $ 1,300,000      $ 1,229,735
                                                                     -----------
                                                                       5,294,095

FLORIDA - 0.32%
Miami Beach Florida
  Redevelopment Agency Tax,
  8.95% due 12/01/2022                                1,000,000        1,064,050
                                                                     -----------

PENNSYLVANIA - 0.55%
Philadelphia Pennsylvania
  Authority, 5.59% due
  04/15/2005                                          2,000,000        1,844,480
                                                                     -----------

SOUTH CAROLINA - 0.14%
South Carolina Public
  Service Authority, 6.97%
  due 01/01/2005                                        475,000          466,788
                                                                     -----------


TOTAL MUNICIPAL BONDS
(Cost: $13,623,793)                                                  $12,468,722
                                                                     -----------


COLLATERALIZED MORTGAGE OBLIGATIONS - 2.02%
Asset Securitization
  Corporation, 6.66% due
  02/14/2041                                          2,110,000        2,049,886
Chase Commercial Mortgage
  Securities Corporation,
  6.39% due 11/18/2008                                2,500,000        2,326,775
Credit Suisse First Boston,
  6.52% due 07/17/2007                                  530,000          507,904
First Union-Lehman Brothers
  Commercial Mortgage, 6.60%
  due 05/18/2007                                      1,950,000        1,868,822
                                                                     -----------

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $7,148,744)                                                    $6,753,387
                                                                      ----------


ASSET BACKED SECURITIES - 1.42%
AESOP Funding II LLC,
  6.22% due 10/20/2001                              1,600,000          1,598,528
  6.40% due 10/20/2003                              1,000,000            983,440
  Series 1998-1, Class A,
  6.14% due 05/20/2006                                600,000            571,422
Carco Auto Loan Master Trust,
  Series 1997 1, Class A,
  6.689% due 08/15/2004                               631,320            630,683
Discover Card Master Trust 1,
  Series 97 2, Class A,
  6.792% due 04/16/2010                             1,000,000            984,560
                                                                      ----------


TOTAL ASSET BACKED SECURITIES
(Cost: $4,871,055)                                                    $4,768,633
                                                                      ----------



  PRINCIPAL
    AMOUNT                                                               VALUE
    ------                                                               -----
SHORT TERM INVESTMENTS - 15.18%
$50,820,360 Navigator Securities Lending Trust,
              5.86%                                                  $50,820,360
                                                                     -----------

REPURCHASE AGREEMENTS - 0.59%
$1,978,000  Repurchase Agreement with Lehman
            Brothers dated 12/31/1999 at
            2.50%, to be repurchased at
            $1,978,412 on 01/03/2000,
            collateralized by $12,075,000
            U.S. Treasury Strip, 6.74% due
            11/15/2027 (valued at $2,037,340,
            including interest).                                      $1,978,000
                                                                      ----------

TOTAL INVESTMENTS (INVESTMENT QUALITY
BOND TRUST) (Cost: $353,079,496)                                    $334,858,933
                                                                    ============


DIVERSIFIED BOND TRUST


                                                     SHARES             VALUE
                                                     ------             -----
RIGHTS - 0.00% *
TELECOMMUNICATIONS SERVICES - 0.00%
TALK.com, Incorporated                                    365               $  0
                                                                            ----

TOTAL RIGHTS
(Cost: $0)                                                                  $  0
                                                                            ----



                                                    PRINCIPAL
                                                      AMOUNT             VALUE
                                                      ------             -----
U.S. TREASURY OBLIGATIONS - 19.77%
U.S. TREASURY BONDS - 1.46%
7.875% due 02/15/2021                             $ 3,500,000        $ 3,912,335
                                                                     -----------

U.S. TREASURY NOTES - 18.31%
5.25% due 08/15/2003                                2,500,000          2,410,550
5.625% due 02/15/2006                               4,000,000          3,826,880
6.25% due 02/15/2003                               16,000,000         15,952,480
6.25% due 02/15/2007                               10,250,000         10,085,078
6.875% due 05/15/2006                               8,500,000          8,650,110





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT             VALUE
                                                      ------             -----
U.S. TREASURY NOTES - CONTINUED
7.25% due 05/15/2004                             $ 4,750,000         $ 4,893,260
7.50% due 11/15/2001                               3,250,000           3,320,590
                                                                     -----------
                                                                      49,138,948

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $55,614,426)                                                  $53,051,283
                                                                     -----------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.52%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.19%
5.125% due 02/13/2004                              3,000,000           2,820,480
5.25% due 01/15/2009                               3,000,000           2,646,090
5.625% due 05/14/2004                              5,000,000           4,778,100
5.875% due 04/23/2004                              3,000,000           2,868,750
6.00% due 05/15/2008 -
  05/01/2029                                      13,531,865          12,664,355
6.50% due 06/01/2014 -
  06/01/2029                                      20,983,298          19,838,488
7.50% due 10/01/2010 -
  09/01/2029                                       3,182,578           3,176,462
                                                                     -----------
                                                                      48,792,725

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 13.33%
6.00% due 05/15/2029 -
  06/15/2029                                      4,508,461            4,099,859
6.50% due 05/15/2029 -
  07/15/2029                                     18,312,968           17,185,438
7.00% due 04/15/2029 -
  10/15/2029                                      3,556,201            3,433,939
8.00% due 10/15/2026 -
  11/15/2029                                     10,952,218           11,061,741
                                                                     -----------
                                                                      35,780,977

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $87,894,563)                                                  $84,573,702
                                                                     -----------

CORPORATE BONDS - 22.62%
AUTO SERVICES - 0.28%
Hertz Corporation,
  7.375% due 06/15/2001                             750,000              753,219
                                                                     -----------

BANKING - 0.26%
Bank One Corporation,
  5.625% due 02/17/2004                             750,000              703,545
                                                                     -----------

BUSINESS SERVICES - 0.68%
Williams Holdings,
  Incorporated, 6.50% due
  12/01/2008                                      2,000,000            1,832,820
                                                                     -----------

DRUGS & HEALTH CARE - 0.29%
McKesson Corporation,
  6.30% due 03/01/2005                              825,000              767,637
                                                                     -----------

ELECTRIC UTILITIES - 0.60%
Michigan Consolidated Gas
  Company, 6.45% due
  06/30/2008                                         750,000             686,253
WMX Technologies,
  Incorporated,
  6.375% due 12/01/2003                              750,000             675,667
  6.70% due 05/01/2001                               250,000             241,733
                                                                      ----------
                                                                       1,603,653

FINANCIAL SERVICES - 4.87%
Associates Corporation of
  North America,
  5.75% due 11/01/2003                             2,000,000           1,907,620
  6.25% due 11/01/2008                               750,000             691,785
Bankamerica Corporation,
  5.875% due 02/15/2009                              750,000             667,830
Chase Manhattan Corporation,
  6.375% due 04/01/2008                              750,000             697,845
Ford Motor Credit Company,
  5.80% due 01/12/2009                             2,000,000           1,772,520
  6.70% due 07/16/2004                               750,000             734,062
  7.375% due 10/28/2009                            1,000,000             987,250
Goldman Sachs Group,
  Incorporated, 6.65% due
  05/15/2009                                         750,000             698,100
Household Financial
  Corporation, 6.40% due
  06/17/2008                                       3,000,000           2,773,380
Lehman Brothers Holdings,
  Incorporated, 6.625% due
  02/05/2006                                         750,000             708,570
Reliastar Financial
  Corporation, 8.00% due
  10/30/2006                                         750,000             754,185
United States West Capital
  Funding, Incorporated,
  6.375% due 07/15/2008                              750,000             684,653
                                                                      ----------
                                                                      13,077,800

FOOD & BEVERAGES - 0.28%
Delta Beverage Group,
  Incorporated, 9.75% due
  12/15/2003                                         750,000             750,000
                                                                      ----------

HOUSEHOLD APPLIANCES - 0.27%
Philips Electronics NV,
  7.20% due 06/01/2026                               750,000             731,678
                                                                      ----------





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT             VALUE
                                                      ------             -----
INDUSTRIALS - 9.32%
British Sky Broadcasting
  Group, 8.20% due 07/15/2009
                                                 $ 1,750,000         $ 1,682,039
CBS, Incorporated,
  7.15% due 05/20/2005                             2,000,000           1,962,260
Columbia Gas Systems,
  Incorporated, 6.39% due
  11/28/2000                                         750,000             744,547
Cox Radio, Incorporated,
  6.375% due 05/15/2005                            1,000,000             932,660
Crown Castle International
  Corporation, Step up to
  10.375% due 05/15/2011                           3,250,000           2,031,250
Delta Air Lines, Incorporated,
  7.70% due 12/15/2005                             1,250,000           1,229,345
Federal Mogul Corporation,
  7.875% due 07/01/2010                              750,000             671,790
Fox / Liberty Networks LLC,
  Step up to 9.75% due
  08/15/2007                                       1,500,000           1,200,000
Freeport McMoran Copper &
  Gold, 7.20% due 11/15/2026
                                                     500,000             319,615
Home Products International,
  Incorporated, 9.625% due
  05/15/2008                                          750,000            684,375
International Business
  Machines Corporation,
  5.375% due 02/01/2009                               750,000            656,850
McDermott, Incorporated,
  9.375% due 03/15/2002                             1,125,000          1,124,314
Nabisco, Incorporated,
  6.375% due 01/31/2000                               750,000            696,540
  7.55% due 06/15/2015                              2,000,000          1,890,622
Omnipoint Corporation,
  11.625% due 08/15/2006                            2,250,000          2,385,000
Paracelsus Healthcare
  Corporation, 10.00% due
  08/15/2006                                          500,000            290,000
Radio One, Incorporated,
  7.00% due 05/15/2004                                125,000            133,125
Salton, Incorporated,
  10.75% due 12/15/2005                             1,000,000          1,022,500
Tekni Plex, Incorporated,
  9.25% due 03/01/2008                                750,000            761,250
Time Warner, Incorporated,
  7.25% due 10/15/2017                              2,000,000          1,866,880
  8.18% due 08/15/2007                              1,000,000          1,027,760
Ziff Davis, Incorporated,
  8.50% due 05/01/2008                              1,000,000          1,020,000
Zilog, Incorporated,
  9.50% due 03/01/2005                                750,000            682,500
                                                                     -----------
                                                                      25,015,222

PAPER - 0.27%
Fort James Corporation,
  6.875% due 09/15/2007                           $   750,000        $   712,005
                                                                     -----------

PETROLEUM SERVICES - 0.27%
Amerada Hess Corporation,
  7.375% due 10/01/2009                               750,000            731,932
                                                                     -----------

SANITARY SERVICES - 0.38%
Allied Waste North America,
  Incorporated, 10.00% due
  08/01/2009                                        1,125,000          1,006,875
                                                                     -----------

TELECOMMUNICATIONS SERVICES - 1.40%
Nextel Communications,
  Incorporated,
  9.375% due 11/15/2009                             1,000,000            980,000
  12.00% due 11/01/2008                             2,250,000          2,520,000
Spectrasite Holdings,
  Incorporated, Step up to
  11.25% due 04/15/2009                               500,000            267,500
                                                                     -----------
                                                                       3,767,500

TELEPHONE - 3.45%
American Telephone &
  Telegraph Corporation,
  5.625% due 03/15/2004                                 750,000          709,268
Cable & Wireless
  Communication,
  6.625% due 03/06/2005                               1,000,000          987,570
  6.75% due 03/06/2008                                2,000,000        1,970,360
Liberty Media Corporation,
  7.875% due 07/15/2009                               1,750,000        1,741,932
Nextlink Communications,
  Incorporated, 10.50% due
  12/01/2009                                          1,500,000        1,522,500
Voicestream Wire,
  10.375% due 11/15/2009                              2,250,000        2,317,500
                                                                     -----------
                                                                       9,249,130

TOTAL CORPORATE BONDS
(Cost: $62,444,257)                                                  $60,703,016
                                                                     -----------


COLLATERALIZED MORTGAGE OBLIGATIONS - 0.92%
California Infrastructure
  PG&E-1, Series 1997-1, Class A6
  6.32% due 09/25/2005                                  750,000          737,610

Merrill Lynch Mortgage
  Investments, Incorporated,
  7.12% due 06/18/2029                                  750,000          736,103





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT             VALUE
                                                      ------             -----
COLLATERALIZED MORTGAGE OBLIGATIONS -
  CONTINUED
PP&L Transition Bond Company
  LLC, Series 1999-1, Class
  AB, 7.15% due 06/25/2009
                                                    $1,000,000        $  994,810
                                                                      ----------

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $2,492,557)                                                    $2,468,523
                                                                      ----------


ASSET BACKED SECURITIES - 2.56%
Airplanes Passthru Trust,
  8.15% due 03/15/2019                               1,458,571         1,355,406
Citibank Credit Card Master
  Trust I, 5.50% due
  02/15/2006                                         1,500,000         1,415,625
EQCC Home Equity Loan Trust,
  7.067% due 11/25/2025                                750,000           742,260
Government Lease Trust,
  6.18% due 05/18/2005                               2,000,000         1,941,080
Sears Credit Account Master
  Trust II, 5.65% due
  03/15/2009                                         1,500,000         1,419,840
                                                                      ----------


TOTAL ASSET BACKED SECURITIES
(Cost: $7,145,562)                                                    $6,874,211
                                                                      ----------





  PRINCIPAL
    AMOUNT                                                              VALUE
    ------                                                              -----
SHORT TERM INVESTMENTS - 19.48%
   $52,273,926 Navigator Securities Lending Trust,
               5.86%                                                $ 52,273,926
                                                                    ------------

REPURCHASE AGREEMENTS - 3.13%
    $8,384,000 Repurchase Agreement with State
               Street Bank & Trust Company dated
               12/31/1999 at 2.50%, to be
               repurchased at $8,385,747 on
               01/03/2000, collateralized by
               $7,900,000 U.S. Treasury Bonds,
               7.25% due 08/15/2022 (valued at
               $8,551,750, including interest)                      $  8,384,000
                                                                    ------------

TOTAL INVESTMENTS (DIVERSIFIED BOND
TRUST) (Cost: $276,249,291)                                         $268,328,661
                                                                    ============



U.S. GOVERNMENT SECURITIES TRUST


                                                    PRINCIPAL
                                                      AMOUNT             VALUE
                                                      ------             -----
U.S. TREASURY OBLIGATIONS - 5.62%
U.S. TREASURY BONDS - 0.78%
5.25% due 11/15/2028 ***                          $ 2,000,000        $ 1,647,500
6.375% due 08/15/2027 ***                           2,100,000          2,016,987
6.625% due 02/15/2027 ***                             500,000            495,545
                                                                     -----------
                                                                       4,160,032

U.S. TREASURY NOTES - 4.84%
4.75% due 02/15/2004 ***                          11,400,000          10,753,392
4.75% due 11/15/2008 ***                          12,515,000          11,038,605
5.25% due 05/31/2001                               1,500,000           1,480,785
5.50% due 05/15/2009 ***                           2,500,000           2,329,300
                                                                     -----------
                                                                      25,602,082

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $31,171,872)                                                  $29,762,114
                                                                     -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 62.64%
FEDERAL HOME LOAN BANK - 2.07%
5.80% due 09/02/2008 ***                               8,350,000       7,675,487
5.94% due 06/13/2000 ***                               3,300,000       3,289,176
                                                                      ----------
                                                                      10,964,663

FEDERAL HOME LOAN MORTGAGE CORPORATION - 16.15%
6.00% due 10/01/2010 -
  12/01/2028 ***                                      19,277,198      17,669,722
6.247% due 03/17/2021 ***                             11,000,000      10,274,330
6.50% TBA**                                           17,500,000      16,499,175
6.50% due 07/01/2006 -
  12/01/2010 ***                                       2,453,846       2,402,307
7.00% due 12/01/2004 -
  04/15/2021 ***                                      22,371,863      22,196,465
7.50% due 05/01/2007                                   1,876,788       1,891,596
8.25% due 07/01/2006                                      79,077          79,887
9.00% due 10/01/2017 -
  11/01/2020 ***                                       4,242,198       4,382,317
9.50% due 08/01/2020                                   1,113,092       1,172,086
10.00% due 05/01/2005 ***                              5,873,781       6,102,150
10.50% due 06/01/2020 ***                              2,193,382       2,343,475
11.75% due 10/01/2009 -
  12/01/2013                                              81,396          88,417
12.00% due 07/01/2020                                    337,774         376,618
                                                                      ----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 36.55%
6.00% TBA **                                           1,200,000       1,097,616
6.50% TBA **                                          25,700,000      24,214,026
6.50% due 12/01/2003 -
  06/01/2029                                          23,321,662      22,106,978





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT               VALUE
                                                  ------               -----
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION - CONTINUED
6.527% due 05/25/2030 ***                     $  9,500,000          $  8,803,080
6.654% due 12/28/1999 ***                        8,645,584             8,269,637
6.783% due 01/17/2003                            1,412,879             1,411,438
7.00% TBA **                                     77,500,00            74,932,425
7.00% due 07/01/2022 -
  12/01/2099                                    20,919,461            20,242,986
7.50% TBA **                                    21,000,000            20,763,750
8.00% TBA **                                     2,000,000             2,016,240
8.00% due 08/01/2004 -
  10/01/2024                                         7,084                 7,141
8.25% due 09/01/2008                               125,485               128,548
8.50% due 02/01/2009                                28,925                29,902
8.75% due 08/01/2009 -
  10/01/2011                                     1,202,047             1,240,281
9.00% due 05/01/2021 -
  05/01/2027                                       579,083               603,784
10.00% due 04/01/2016 -
  09/01/2020                                           663                   713
10.50% due 03/01/2016                                2,698                 2,715
11.50% due 09/15/2013 -
  09/01/2019                                     1,062,224             1,174,548
11.75% due 12/01/2015                               56,872                63,003
12.00% due 01/01/2013 -
  04/20/2016                                     2,552,971             2,835,003
12.50% due 01/01/2013 -
  09/20/2015                                     1,512,841             1,688,021
13.00% due 11/15/2015                              856,136               964,822
13.50% due 11/15/2014                              450,745               514,749
14.50% due 11/15/2014                              328,376               379,067
                                                                    ------------
                                                                     193,490,473

GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION - 7.06%
7.50% TBA **                                     20,000,000           19,775,000
7.50% due 02/15/2007 -
  12/15/2027                                     14,826,816           14,663,131
8.00% due 10/15/2005                                  6,476                6,593
9.00% due 02/20/2016 -
  10/20/2017                                      2,675,732            2,805,756
9.50% due 09/15/2020                                 85,097               90,319
11.00% due 09/15/2015                                 9,818               10,815
                                                                    ------------
                                                                      37,351,614

STUDENT LOAN MARKETING
ASSOCIATION - 0.81%
7.50% due 03/08/2000 ***                          4,300,000            4,305,375
                                                                    ------------


TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $344,328,274)                                                $331,590,670
                                                                    ------------



PRINCIPAL
AMOUNT                                                                  VALUE
------                                                                  -----
SHORT TERM INVESTMENTS - 19.96%
            Consolidation Coal Company,
$17,000,000 6.52% due 01/19/2000                                    $ 16,944,580
            Darden Restaurants, Incorporated,
 15,400,000 6.40% due 01/19/2000                                      15,350,720
            GATX Capital Corporation
 16,000,000 6.47% due 01/19/2000                                      15,948,240
            Tennessee Gas Pipe
 24,000,000 6.40% due 01/19/2000                                      23,923,200
            Tyco International Gp Sa
 17,000,000 6.52% due 01/19/2000                                      16,944,580
            Usec, Incorporated
 16,586,000 6.52% due 01/19/2000                                      16,531,930
                                                                    ------------
                                                                    $105,643,250

REPURCHASE AGREEMENTS - 11.78%
$50,000,000 Repurchase Agreement with Dillon
            Read dated 12/31/1999 at 3.00%,
            to be repurchased at $50,012,500
            on 01/03/2000, collateralized by
            $47,059,000 U.S. Treasury Bonds,
            7.25% due 08/15/2022 (valued
            at $51,000,191, including
            interest). ***                                          $ 50,000,000
 12,383,000 Repurchase Agreement with State
            Street Bank & Trust Company dated
            12/31/1999 at 3.00%, to be
            repurchased at $12,386,100 on
            01/03/2000, collateralized by
            $10,160,000 U.S. Treasury Bonds,
            8.875% due 08/15/2017 (valued
            at $12,636,500, including
            interest). ***                                            12,383,000
                                                                    ------------
                                                                    $ 62,383,000

TOTAL INVESTMENTS (U.S. GOVERNMENT
SECURITIES TRUST) (Cost: $543,526,395)                              $529,379,034
                                                                    ============



MONEY MARKET TRUST


                                                 PRINCIPAL
                                                  AMOUNT               VALUE
                                                  ------               -----
U.S. TREASURY OBLIGATIONS - 23.21%
U.S. TREASURY BILLS - 23.21%
4.685% due 02/10/2000                             $25,000,000        $24,869,862
4.71% due 02/17/2000                               20,000,000         19,877,017
4.78% due 03/09/2000                               30,000,000         29,729,133
4.80% due 03/09/2000                               25,000,000         24,773,334
4.87% due 02/17/2000                               35,000,000         34,777,468
4.935% due 03/02/2000                              50,000,000         49,581,896
4.965% due 02/03/2000                              20,000,000         19,908,975





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT               VALUE
                                                  ------               -----
U.S. TREASURY BILLS - CONTINUED
5.065% due 02/10/2000                           $ 25,000,000        $ 24,859,306
5.14% due 04/27/2000                              23,950,000          23,549,915
                                                                    ------------
                                                                     251,926,906

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $251,926,906)                                                $251,926,906
                                                                    ------------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 39.36%
FEDERAL HOME LOAN BANK - 11.00%
5.70% due 02/09/2000                              40,000,000          39,753,000
5.72% due 02/16/2000                              50,000,000          49,634,556
5.863% due 06/09/2000                             15,000,000          15,000,000
5.913% due 01/21/2000                             15,000,000          15,000,000
                                                                    ------------
                                                                     119,387,556

FEDERAL HOME LOAN MORTGAGE CORPORATION - 12.99%
5.51% due 02/03/2000                              50,000,000          49,747,458
5.60% due 02/01/2000                              50,000,000          49,758,889
5.61% due 02/04/2000                              41,750,000          41,528,795
                                                                    ------------
                                                                     141,035,142

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.37%
5.05% due 02/04/2000                              30,000,000          29,856,917
5.52% due 01/26/2000 -
  02/17/2000                                      97,700,000          97,156,816
5.70% due 02/09/2000                              40,000,000          39,753,000
                                                                    ------------
                                                                     166,766,733

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $427,189,431)                                                $427,189,431
                                                                    ------------

FOREIGN GOVERNMENT OBLIGATIONS - 8.34%
Canadian Wheat Board,
   5.67% due 02/14/2000                             26,000,000        25,819,820
                                                                    ------------

Export Development Corporation
  5.50% due 02/10/2000                              20,000,000        19,877,778
                                                                    ------------

Government of Canada,
   5.50% due 01/24/2000                             30,000,000        29,894,583
   5.58% due 01/24/2000                             15,000,000        14,946,525
                                                                    ------------
                                                                      44,841,108

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $90,538,706)                                                 $ 90,538,706
                                                                    ------------

COMMERCIAL PAPER - 15.30%
AUTO SERVICES - 2.75%

PACCAR Financial Corporation,
  5.78% due 02/24/2000                            $ 30,100,000      $ 29,839,033
                                                                    ------------

DRUGS & HEALTH CARE - 2.28%
Pfizer, Incorporated,
  5.65% due 03/01/2000                           25,000,000           24,764,583
                                                                    ------------

ELECTRICAL EQUIPMENT - 2.57%
General Electric Capital
  Corporation, 5.91% due
  01/27/2000                                     28,000,000           27,880,487
                                                                    ------------

FINANCIAL SERVICES - 2.29%
Goldman Sachs Group LP,
  6.375% due 01/21/2000                          25,000,000           24,911,458
                                                                    ------------

FOOD & BEVERAGES - 1.84%
H.J. Heinz Company,
  5.80% due 01/18/2000                           20,000,000           19,945,222
                                                                    ------------

HOUSEHOLD PRODUCTS - 1.29%
Procter & Gamble Company,
  5.86% due 01/11/2000                           14,000,000           13,977,211
                                                                    ------------

LEISURE TIME - 2.29%
The Walt Disney Company,
  5.62% due 02/18/2000                           25,000,000           24,812,667
                                                                    ------------

TOTAL COMMERCIAL PAPER
(Cost: $166,130,661)                                                $166,130,661
                                                                    ------------




  PRINCIPAL
    AMOUNT                                                               VALUE
    ------                                                               -----
REPURCHASE AGREEMENTS - 13.79%
$149,686,000    Repurchase Agreement with State
                Street Bank & Trust Company
                dated 12/31/1999 at 2.95% to be
                repurchased at $149,717,185 on
                01/03/2000, collateralized by
                $49,365,000 U.S. Treasury
                Notes, 5.50% due 07/31/2001
                (valued at $49,982,063,
                including interest),





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                  VALUE
    ------                                                                                  -----
REPURCHASE AGREEMENTS - CONTINUED
                $47,435,000 U.S. Treasury Notes, 7.875%
                due 08/15/2001 (valued at $49,984,631, including interest),
                $48,765,000 U.S. Treasury Notes, 6.50% due 08/31/2001 (valued at
                $49,984,125, including interest), and $2,695,000 U.S. Treasury
                Notes, 6.375% due 09/30/2001 (valued at $2,742,162, including              $149,686,000
                interest).                                                               --------------


TOTAL INVESTMENTS   (MONEY MARKET TRUST)
(Cost: $1,085,471,704)                                                                   $1,085,471,704
                                                                                     ===================



LIFESTYLE AGGRESSIVE 1000 TRUST

                                                     SHARES              VALUE
                                                     ------              -----
INVESTMENT COMPANIES - 100.00%

MANUFACTURERS INVESTMENT TRUST
  Aggressive Growth Trust                            214,695         $ 3,722,804
  Blue Chip Growth Trust                             129,025           2,792,103
  Emerging Small Company Trust                       114,224           4,653,505
  Equity-Income Trust                                600,452          10,237,712
  Growth & Income Trust                              113,952           3,722,803
  Growth Trust                                       276,994           7,445,609
  International Stock Trust                          603,176           9,307,011
  International Value Trust                          717,027           9,307,011
  Mid Cap Stock Trust                              1,107,977          13,960,515
  Overseas Trust                                     643,072          10,237,712
  Quantitative Equity Trust                          165,252           4,653,505
  Small Company Value Trust                          379,259           4,653,506
  U.S. Large Cap Value Trust                         652,361           8,376,310
                                                                     -----------



TOTAL INVESTMENTS (LIFESTYLE AGGRESSIVE
1000 TRUST)  (Cost: $83,667,459)
                                                                     $93,070,106
                                                                     ===========









LIFESTYLE GROWTH 820 TRUST

                                                     SHARES              VALUE
                                                     ------              -----
INVESTMENT COMPANIES - 100.00%

MANUFACTURERS INVESTMENT TRUST
  Emerging Small Company Trust                        508,431       $ 20,713,462
  Equity-Income Trust                                 971,893         16,570,770
  Growth & Income Trust                               760,825         24,856,155
  Growth Trust                                      1,387,062         37,284,232
  High Yield Trust                                  1,290,558         16,557,859
  International Stock Trust                         1,879,381         28,998,847
  International Value Trust                         2,234,118         28,998,847
  Mid Cap Blend Trust                                 945,820         20,713,462
  Mid Cap Stock Trust                               3,616,636         45,569,617
  Overseas Trust                                    2,341,974         37,284,232
  Quantitative Equity Trust                           735,563         20,713,463
  Small Company Value Trust                         1,350,511         16,570,770
  Strategic Bond Trust                              1,859,377         20,713,462
  Total Return Trust                                4,353,678         53,855,001
  U.S. Large Cap Value Trust                        1,935,838         24,856,155
                                                                    ------------



TOTAL INVESTMENTS (LIFESTYLE GROWTH 820
TRUST)  (Cost: $376,074,557)                                        $414,256,334
                                                                    ============



LIFESTYLE BALANCED 640 TRUST

                                                     SHARES              VALUE
                                                     ------              -----
INVESTMENT COMPANIES - 100.00%

MANUFACTURERS INVESTMENT TRUST
  Blue Chip Growth Trust                           2,118,347        $ 45,841,032
  Emerging Small Company Trust                       511,459          20,836,833
  Equity-Income Trust                                488,841           8,334,733
  Growth & Income Trust                            1,275,594          41,673,666
  High Yield Trust                                 3,245,613          41,641,215
  International Small Cap Trust                      591,955          16,669,466
  International Stock Trust                        1,080,328          16,669,466
  International Value Trust                        1,605,303          20,836,833
  Quantitative Equity Trust                          739,944          20,836,833
  Real Estate Securities Trust                     1,939,814          25,004,200
  Strategic Bond Trust                             1,870,452          20,836,833
  Total Return Trust                               6,737,860          83,347,332
  U.S. Government Securities Trust                 2,203,290          29,171,566
  U.S. Large Cap Value Trust                       1,947,368          25,004,200
                                                                    ------------



TOTAL INVESTMENTS (LIFESTYLE BALANCED
640 TRUST)  (Cost: $394,111,981)                                    $416,704,208
                                                                    ============



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 1999 - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

LIFESTYLE MODERATE 460 TRUST

                                                     SHARES              VALUE
                                                     ------              -----
INVESTMENT COMPANIES - 100.00%

MANUFACTURERS INVESTMENT TRUST
  Diversified Bond Trust                            3,096,234       $ 33,501,251
  Growth & Income Trust                               256,361          8,375,313
  High Yield Trust                                    652,283          8,368,791
  International Small Cap Trust                       178,451          5,025,187
  International Stock Trust                           325,676          5,025,188
  International Value Trust                           387,149          5,025,188
  Mid Cap Stock Trust                                 664,707          8,375,313
  Quantitative Equity Trust                           356,903         10,050,375
  Real Estate Securities Trust                        779,703         10,050,375
  Strategic Bond Trust                              1,654,011         18,425,688
  Total Return Trust                                  947,893         11,725,438
  U.S. Government Securities Trust                  2,530,306         33,501,251
  U.S. Large Cap Value Trust                          782,740         10,050,375
                                                                    ------------



TOTAL INVESTMENTS (LIFESTYLE MODERATE
460 TRUST)  (Cost: $164,716,730)                                    $167,499,733
                                                                    ============



LIFESTYLE CONSERVATIVE 280 TRUST

                                                     SHARES              VALUE
                                                     ------              -----
INVESTMENT COMPANIES - 100.00%

MANUFACTURERS INVESTMENT TRUST
  Blue Chip Growth Trust                             147,561        $  3,193,225
  Diversified Bond Trust                           1,377,238          14,901,716
  High Yield Trust                                   580,285           7,445,057
  International Stock Trust                          344,915           5,322,041
  Money Market Trust                               2,128,817          21,288,166
  Real Estate Securities Trust                       412,881           5,322,041
  Total Return Trust                               1,720,951          21,288,166
  U.S. Government Securities Trust                 1,607,868          21,288,166
  U.S. Large Cap Value Trust                         497,387           6,386,450
                                                                    ------------



TOTAL INVESTMENTS (LIFESTYLE
CONSERVATIVE 280 TRUST)  (Cost:                                     $106,435,028
$106,778,498)                                                       ============






Key to Currency Abbreviations
-----------------------------
AUD - Australian Dollar
CAD - Canadian Dollar
CZK - Czech Koruna
DKK - Danish Krone
EUR - Euro
FIM - Finnish Markka
FRF - French Franc
DEM - German Deustche Mark
GBP - British Pound
GRD - Greek Drachma
HKD - Hong Kong Dollar
ITL - Italian Lira
JPY - Japanese Yen
NLG - Netherland Guilder
NZD - New Zealand Dollar
NOK - Norwegian Krone
PLZ - Polish Zloty
SGD - Singapore Dollar



Key to Security Abbreviations and Legend
----------------------------------------

ADR  - American Depositary Receipts

ADS  - American Depositary Shares

ESOP - Employee Stock Ownship Plan

FRN  - Floating Rate Note (Rate effective as of December 31, 1999).

GDR  - Global Depositary Receipts

GTD  - Guaranteed

IO   - Interest Only (Carries notional principal amount)

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SBI  - Shares Beneficial Interest

SPDR - Standard & Poor's Depositary Receipts

TBA  - To Be Announced

VR   - Variable Rate Demand Note (Rate effective as of December 31, 1999)

+    - Non-Income producing, issuer is in bankruptcy and is in default of interest payments.

*    - Non-Income producing

**   - Purchased on a forward commitment (Note 2)

*** - At December 31, 1999 a portion of this security was pledged to cover forward commitments purchased.

**** - At December 31, 1999 a portion of this security was pledged to cover margin requirements for open futures contracts.

Note: Step bonds typically carry a zero coupon rate through step up date.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION OF THE TRUST. The Manufacturers Investment Trust (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. The Trust currently offers the following thirty nine Portfolios: The Pacific Rim Emerging Markets Trust ("Pacific Rim Emerging Markets"), the Science & Technology Trust ("Science & Technology"), the International Small Cap Trust ("International Small Cap"), the Aggressive Growth Trust ("Aggressive Growth", formerly, Pilgrim Baxter Growth), the Emerging Small Company Trust ("Emerging Small Company"), the Small Company Blend Trust ("Small Company Blend"), the Mid Cap Growth Trust ("Mid Cap Growth", formerly, Small/Mid
Cap), the Mid Cap Stock Trust ("Mid Cap Stock"), the Overseas Trust ("Overseas", formerly, International Growth and Income), the International Stock Trust ("International Stock"), the International Value Trust ("International Value"), the Mid Cap Blend Trust ("Mid Cap Blend", formerly, Equity), the Small Company Value Trust ("Small Company Value"), the Global Equity Trust ("Global Equity"), the Growth Trust ("Growth"), the Large Cap Growth Trust ("Large Cap Growth", formerly, Aggressive Asset Allocation), the Quantitative Equity Trust ("Quantitative Equity"), the Blue Chip Growth Trust ("Blue Chip Growth"), the Real Estate Securities Trust ("Real Estate Securities"), the Value Trust ("Value"), the Equity Index Trust ("Equity Index"), the Growth & Income Trust ("Growth & Income"), the U.S. Large Cap Value Trust ("U.S. Large Cap Value"), the Equity-Income Trust ("Equity-Income"), the Income & Value Trust ("Income & Value", formerly, Moderate Asset Allocation), the Balanced Trust ("Balanced"), the High Yield Trust ("High Yield"), the Strategic Bond Trust ("Strategic Bond"), the Global Bond Trust ("Global Bond", formerly, Global Government Bond), the Total Return Trust ("Total Return"), the Investment Quality Bond Trust ("Investment Quality Bond"), the Diversified Bond Trust ("Diversified Bond", formerly, Conservative Asset Allocation), the U.S. Government Securities Trust ("U.S. Government Securities"), the Money Market Trust ("Money Market"), the Lifestyle Aggressive 1000 Trust ("Lifestyle Aggressive 1000"), the Lifestyle Growth 820 Trust ("Lifestyle Growth 820"), the Lifestyle Balanced 640 Trust ("Lifestyle Balanced 640"), the Lifestyle Moderate 460 Trust ("Lifestyle Moderate 460") and the Lifestyle Conservative 280 Trust ("Lifestyle Conservative 280"). Each of the Portfolios with the exception of Global Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 is diversified for purposes of the Investment Company Act of 1940, as amended.

Shares of the Portfolios are presently offered only to Separate Accounts A, B and C, separate accounts of The Manufacturers Life Insurance Company of North America ("MNA"); to Separate Accounts A, B, D and E, separate accounts of The Manufacturers Life Insurance Company of New York ("MNY"); to Separate Accounts One, Two, Three, and Four, separate accounts of The Manufacturers Life Insurance Company of America ("Manulife America"); and in the case of certain Portfolios, to unregistered separate accounts issued by The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA"). MNA, MNY, Manulife America and Manulife USA are indirect wholly-owned subsidiaries of The Manufacturers Life Insurance Company ("Manulife"), which in turn is a wholly-owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial". MNY is a wholly-owned subsidiary of MNA and Manulife America is a wholly-owned subsidiary of Manulife USA.

At December 31, 1999, Manulife USA owned seed money shares in Small Company
Blend.

Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company controlled by MNA, serves as investment adviser for the Trust (See Note
6). MSS is also the principal underwriter of the variable contracts issued by MNA and MNY.

CHANGE IN SUBADVISERS. Effective May 1, 1999, Pilgrim Baxter & Associates, Ltd. ("PBA") resigned as subadviser to Pilgrim Baxter Growth, Warburg Pincus Asset Management, Inc. ("Warburg") resigned as subadviser to Emerging Small Company, Fred Alger Management, Inc. ("Alger") was replaced as subadviser to Small/Mid Cap, J.P. Morgan Investment Management Inc. ("J.P. Morgan") resigned as subadviser to International Growth and Income, Founders Asset Management LLC ("Founders") resigned as subadviser to Growth, Fidelity Management Trust Company ("FMTC") resigned as subadviser to Moderate Asset Allocation and Conservative Asset Allocation and Oechsle International Advisors, L.C.C. ("Oechsle") resigned as subadviser to Global Government Bond.

The Trustees, including a majority of Trustees who are not interested persons of the Trust, voted to approve the following new subadvisers: A I M Capital Management, Inc. ("AIM") as subadviser to Aggressive Growth and Mid Cap Growth; Capital Guardian Trust Company ("CGTC") as subadviser to Income & Value and Diversified Bond; FMTC as subadviser to Overseas; Franklin Advisers, Inc. ("Franklin") as subadviser to Emerging Small Company; Pacific Investment Management Company ("PIMCO") as subadviser to Global Bond and State Street Global Advisors ("SSgA") as subadviser to Growth.

CHANGE IN PORTFOLIO NAMES. Effective May 1, 1999, the name of Pilgrim Baxter Growth was changed to Aggressive Growth, Small/Mid Cap was changed to Mid Cap Growth, International Growth and Income was changed to Overseas, Equity was changed to Mid Cap Blend, Aggressive Asset Allocation was changed to Large Cap Growth, Moderate Asset Allocation was changed to Income & Value, Global Government Bond was changed to Global Bond and Conservative Asset Allocation was changed to Diversified Bond.

CHANGE IN INVESTMENT OBJECTIVE. Due to the changes in subadvisers, the Trustees voted to change the investment objectives of Aggressive Growth, Emerging Small Company, Overseas, Large Cap Growth, Income & Value, Global Bond and Diversified Bond. The proposed changes were approved by the shareholders of each Portfolio on April 27, 1999 and were effective May 1, 1999.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

ORGANIZATION OF THE TRUST, CONTINUED

NEW PORTFOLIOS. Effective May 1, 1999, Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return commenced operations. CGTC is the subadviser to Small Company Blend and U.S. Large Cap Value, Wellington

Management Company, LLP ("Wellington Management") is the subadviser to Mid Cap Stock, Templeton Investment Counsel, Inc. ("Templeton Investment") is the subadviser to International Value and PIMCO is the subadviser to Total Return.

REORGANIZATION. On April 27, 1999 the shareholders of the Trust voted to approve an Agreement and Plan of Reorganization (the "Agreement") of the Trust on behalf of the Worldwide Growth Trust ("Worldwide Growth") and the Capital Growth Bond Trust ("Capital Growth Bond") portfolios (collectively, the "Transferor Portfolios") and the Global Equity and the Investment Quality Bond portfolios (collectively, the "Acquiring Portfolios"). The agreement provided for: (a) the transfer of all assets, subject to all of the liabilities, of the Transferor Portfolios in exchange for a representative amount of the Acquiring Portfolios shares; (b) the liquidation of the Transferor Portfolios; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of Trust counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the portfolios or their shareholders. The expenses of the reorganization were borne by the Transferor Portfolios and the Acquiring Portfolios.

The effective time of the reorganization occurred at the close of regularly scheduled trading on the New York Stock Exchange on April 30, 1999. As a result of the reorganization, the total value of all shares of each Acquiring Portfolio issued in the reorganization equaled the total value of the net assets of the corresponding Transferor Portfolio (including $6,919,477 and $1,057,973 of unrealized appreciation from Worldwide Growth and Capital Growth Bond, respectively) acquired by such Acquiring Portfolio. The resulting activity was as follows:

                                                                Shares        Total Net Assets   Net Asset Value
Worldwide Growth at April 30, 1999                             2,685,944        $ 42,636,373        $15.87

Global Equity at April 30, 1999                               47,464,654         879,296,730         18.53

Global Equity after reorganization on April 30, 1999          49,765,028         921,933,103         18.53

Capital Growth Bond at April 30, 1999                          5,792,535          64,455,265         11.13

Investment Quality Bond at April 30, 1999                     27,658,681         325,513,768         11.77

Investment Quality Bond after reorganization
  on April 30, 1999                                           33,134,914         389,969,033         11.77

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements.

SECURITY VALUATION. Securities held by Money Market and short term instruments with remaining maturities of 60 days or less held by the other Portfolios of the Trust are valued at amortized cost, which approximates market value. All other securities held by the Portfolios are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Portfolio securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service which utilizes both dealer-supplied and electronic data processing techniques. Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

      (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities.

The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of Equity Index, Real Estate Securities, U.S. Government Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, include net gains or losses realized by a Portfolio on contracts which have matured.

FUTURES. All Portfolios with the exception of Real Estate Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the Portfolio is required to deposit with a broker an amount, initial margin, which typically represents 5% of the purchase price indicated in the futures contract.

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss.

The following is a summary of open futures contracts at December 31, 1999:

                                                SALES OF FUTURES CONTRACTS                 PURCHASES OF FUTURES CONTRACTS
                                         ----------------------------------------    ------------------------------------------
                                          NUMBER OF     AGGREGATE                     NUMBER OF      AGGREGATE       UNREALIZED
                           EXPIRATION      OPEN        MARKET VALUE    UNREALIZED       OPEN        MARKET VALUE        GAIN
                              DATE       CONTRACTS     OF CONTRACTS      GAIN        CONTRACTS      OF CONTRACTS       (LOSS)
                              ----       ---------     ------------      ----        ---------      ------------       ------
OVERSEAS:
Nikkei 225 Index........   March 2000      -----             -----                        8              $756,000     $14,200
Topix Index.............   March 2000      -----             -----                        7       JPY 119,840,000      50,686
                                                                                                                      -------
                                                                                                                      $64,886
                                                                                                                      =======

EQUITY INDEX:
S&P 500 Index...........   March 2000      -----             -----                        8            $2,968,400     $83,600
                                                                                                                      =======

HIGH YIELD:
Long Gilt...............   March 2000         38     GBP 4,233,580     $173,063       -----                -----
                                                                       ========
GLOBAL BOND:
U.S. 10 yr Treasury.....   March 2000      -----             -----                       44            $4,217,813    ($62,563)
Japanese 10 yr Treasury.   March 2000      -----             -----                        5       JPY 664,050,000     155,540
                                                                                                                      -------
                                                                                                                      $92,977
                                                                                                                      =======

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

TOTAL RETURN:
Euro ...................   Sept  2000      -----             -----                      108       EUR  25,196,400   ($136,625)
Euro ...................   Dec   2000                                                    39       EUR   9,076,763     (50,813)
US 10 yr Treasury.......   March 2000      -----             -----                      300           $28,757,813    (639,936)
                                                                                                                    ---------
                                                                                                                    ($827,374)
                                                                                                                    =========

PURCHASED AND WRITTEN OPTIONS. All Portfolios with the exception of Real Estate Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio) securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently "marked-to-market" to reflect the current market value of the option written. If an option expires or if the Portfolio enters into a offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of a offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security the Portfolio purchases upon exercise of the option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently "marked-to-market" to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss in the amount of the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the portfolio's exposure to the underlying instrument. Buying puts and writing calls may decrease the portfolio's exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

INTEREST RATE SWAPS. All Portfolios with the exception of Real Estate Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). Net periodic interest payments to be received or paid are accrued daily and are recorded as interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or paid at the end of the agreement are recorded as realized gains or losses. A Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

FORWARD COMMITMENTS. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios of the Trust at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the portfolio of investments.

SECURITIES LENDING. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may lend securities in amounts up to 33 1/3% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy.

The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Income generated from the investment of cash collateral is included as interest income in the Statement of Operations.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio the next business day. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities.

At December 31, 1999, the value of the securities loaned amounted to $16,576,602, $114,471,265, $32,938,795, $114,582,563, $104,448,580, $28,284,214,
$15,401,825, $269,437,854, $938,540, $60,221,704, $10,552,899, $20,837,779,
$33,132,144, $31,599,006, $14,440,081, $6,043,150, $3,140,929, $62,762,936,
$28,179,022, $93,221,949, $7,046,206, $15,188,575, $13,795,795, $49,690,862, and
$51,237,654, in Pacific Rim Emerging Markets, Science & Technology, Aggressive Growth, Emerging Small Company, Mid Cap Growth, Overseas, International Stock, Mid Cap Blend, Small Company Value, Global Equity, Growth, Large Cap Growth, Quantitative Equity, Blue Chip Growth, Real Estate Securities, Value, Equity Index, Growth & Income, Equity-Income, Income & Value, Balanced, High Yield, Strategic Bond, Investment Quality Bond, and Diversified Bond, respectively.

At December 31, 1999, the value of cash collateral amounted to $17,225,619, $117,771,425, $33,210,858, $116,713,326, $109,461,135, $31,253,763, $16,168,417,
$277,560,148, $1,082,635, $63,166,443, $10,858,409, $21,560,181, $34,098,803,
$32,798,153, $15,100,586, $6,159,600, $3,207,855, $63,760,918, $29,142,146,
$95,470,694, $6,873,100, $15,481,406, $14,135,537, $50,820,360, and $52,273,926
in Pacific Rim Emerging Markets, Science & Technology, Aggressive Growth, Emerging Small Company, Mid Cap Growth, Overseas, International Stock, Mid Cap Blend, Small Company Value, Global Equity, Growth, Large Cap Growth, Quantitative Equity, Blue Chip Growth, Real Estate Securities, Value, Equity Index, Growth & Income, Equity-Income, Income & Value, Balanced, High Yield, Strategic Bond, Investment Quality Bond, and Diversified Bond respectively. At December 31, 1999, the value of U.S. Government securities collateral amounted to $1,636,810, $903,253, $6,458, $122,147 and $28,340 in Overseas, Real Estate
Securities, Equity Index, Growth & Income, and Equity-Income respectively.

MORTGAGE DOLLAR ROLLS. All Portfolios, with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280, may enter into mortgage dollar rolls in which they sell mortgage securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

ORGANIZATION COSTS. Costs incurred by Overseas in connection with its organization, initial registration and public offering of shares are being amortized on a straight-line basis, over a five-year period beginning with the commencement of operations.

FEDERAL INCOME TAXES. The Portfolios' policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

DISTRIBUTION OF INCOME AND GAINS. Substantially all of the net investment income of Money Market, Lifestyle Moderate 460 and Lifestyle Conservative 280 is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carryforwards of each Portfolio would be taxable to such Portfolio if not distributed. Therefore, each Portfolio of the Trust intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. The Portfolios' distributions are based on income amounts determined in accordance with federal income tax regulations. The character of distributions made during the year from net investment income and net realized gains may differ for tax purposes due to various differences in recording net investment income and realized gains for financial statement and tax purposes.

EXPENSE ALLOCATION. Expenses not directly attributable to a particular Portfolio are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred, except as discussed in footnote 6.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

REPURCHASE AGREEMENTS. Each Portfolio of the Trust may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount.

CAPITAL ACCOUNTS. The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio of the Trust may periodically make reclassifications among certain capital accounts without impacting its net asset value.

OTHER. Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio is aware of such dividends, net of all taxes. All original issue discounts are accreted for financial and tax reporting purposes. The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. The preparation of financial statements in conformity with Generally Accepted Accounting Principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

3. WRITTEN OPTIONS AND INTEREST RATE SWAPS.

 The following is a summary of open written options outstanding at December 31, 1999:

                                                     GLOBAL BOND                         TOTAL RETURN
                                             NUMBER OF         PREMIUMS            NUMBER OF        PREMIUMS
                                             CONTRACTS         RECEIVED            CONTRACTS        RECEIVED
                                             ---------         --------            ---------        --------
Options written                                1,899           $116,864              1,664          $379,895
Options closed & expired                      (1,899)          (116,864)            (1,325)         (201,950)
                                              -------          ---------            -------         ---------
Options outstanding 12/31/1999                    ---                ---               339          $177,945
                                                                                       ===          ========

In addition, at December 31, 1999, Global Bond had entered into written options on futures contracts. The terms of the contracts required a deposit for initial and variation margin. Premiums received from writing this option on futures contracts were included in the initial margin deposit. The following is a summary of open written options on futures contracts outstanding in Global Bond at December 31, 1999:

                             NUMBER OF                                    UNREALIZED APPRECIATION
      DESCRIPTION            CONTRACTS           EXPIRATION DATE              (DEPRECIATION)
      -----------            ---------           ---------------              --------------
EURIBOR                          19             September 13, 2000                 ($964)
90 Day Libor                     35             September 20, 2000                15,323
                                                                                 -------
                                                                                 $14,359
                                                                                 =======

The following is a summary of open interest rate swap contracts outstanding in Global Bond at December 31, 1999:

   NOTIONAL AMOUNT                             DESCRIPTION                          UNREALIZED APPRECIATION
   ---------------                             -----------                          -----------------------
   GBP 7,600,000      Agreement with Merrill Lynch terminating August 6, 2003 to pay 6 month LIBOR (London Interbank Offer Rate)
                      semi-annually and to receive a fixed rate of 6.949%                    $4,800
                      annually.

4. CAPITAL SHARES. Share activity for the Trust for the year ended December 31, 1999 and the year ended December 31, 1998 was as follows:

                                            YEAR ENDED DECEMBER 31, 1999               YEAR ENDED DECEMBER 31, 1998
                                              SHARES            CAPITAL                SHARES               CAPITAL
                                              ------            -------                ------               -------
PACIFIC RIM EMERGING MARKETS
Sold                                       19,223,623         $166,239,881            6,770,616           $43,082,198
Reinvestment of distributions                 150,288            1,491,534                  ---                   ---
Redeemed                                  (14,768,802)        (126,011,817)          (6,000,038)          (38,076,228)
                                          -----------         ------------           ----------           -----------
 Net increase                               4,605,109          $41,719,598              770,578            $5,005,970
                                            =========          ===========              =======            ==========

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
CAPITAL SHARES, CONTINUED

                                                  YEAR ENDED DECEMBER 31, 1999               YEAR ENDED DECEMBER 31, 1998
                                                  SHARES               CAPITAL                SHARES               CAPITAL
                                                  ------               -------                ------               -------
SCIENCE & TECHNOLOGY
Sold                                            22,528,543         $ 592,873,759             6,255,104         $  95,650,833
Reinvestment of distributions                    2,196,290            78,452,440                    --                    --
Redeemed                                        (2,266,973)          (60,758,210)           (2,013,379)          (30,207,422)
                                               -----------         -------------           -----------         -------------
  Net increase                                  22,457,860         $ 610,567,989             4,241,725         $  65,443,411
                                               ===========         =============           ===========         =============

INTERNATIONAL SMALL CAP
Sold                                             5,814,052         $ 105,417,292             7,587,840         $ 112,981,718
Reinvestment of distributions                       31,234               500,049                27,503               437,568
Redeemed                                        (7,001,039)         (123,098,528)           (7,319,705)         (109,140,302)
                                               -----------         -------------           -----------         -------------
  Net increase (decrease)                       (1,155,753)        ($ 17,181,187)              295,639         $   4,278,984
                                               ===========         =============           ===========         =============

AGGRESSIVE GROWTH  (FORMERLY, PILGRIM
BAXTER GROWTH)
Sold                                             8,078,142         $ 106,010,569             8,155,418         $  93,414,114
Redeemed                                       (11,224,810)         (140,540,012)           (4,658,791)          (52,390,417)
                                               -----------         -------------           -----------         -------------
  Net increase (decrease)                       (3,146,668)        ($ 34,529,443)            3,496,627         $  41,023,697
                                               ===========         =============           ===========         =============

EMERGING SMALL COMPANY
Sold                                             2,469,575         $  65,829,200             3,113,895         $  71,622,127
Reinvestment of distributions                      176,071             4,061,968               158,191             4,130,364
Redeemed                                        (4,146,024)         (106,499,420)           (2,076,031)          (47,459,455)
                                               -----------         -------------           -----------         -------------
  Net increase (decrease)                       (1,500,378)        ($ 36,608,252)            1,196,055         $  28,293,036
                                               ===========         =============           ===========         =============

SMALL COMPANY BLEND
Sold                                             3,391,215         $  44,848,948
Reinvestment of distributions                       64,982             1,020,865                    --                    --
Redeemed                                           (60,911)             (833,254)                   --                    --
                                               -----------         -------------
  Net increase                                   3,395,286         $  45,036,559
                                               ===========         =============

MID CAP GROWTH (FORMERLY, SMALL/MID
CAP)
Sold                                             7,272,833         $ 142,509,467             6,614,995         $ 112,499,416
Reinvestment of distributions                    3,082,007            55,167,921                    --                    --
Redeemed                                        (3,721,530)          (70,553,000)           (4,045,412)          (67,014,853)
                                               -----------         -------------           -----------         -------------
  Net increase                                   6,633,310         $ 127,124,388             2,569,583         $  45,484,563
                                               ===========         =============           ===========         =============

MID CAP STOCK
Sold                                             8,779,846         $ 108,832,071
Redeemed                                          (884,386)          (10,877,429)                   --                    --
                                               -----------         -------------
  Net increase                                   7,895,460         $  97,954,642
                                               ===========         =============


OVERSEAS (FORMERLY, INTERNATIONAL
GROWTH AND INCOME)
Sold                                            32,196,915         $ 394,552,595            23,788,371         $ 269,693,810
Reinvestment of distributions                           --                    --               961,602            12,000,793
Redeemed                                       (26,084,433)         (320,098,685)          (23,984,496)         (270,169,261)
                                               -----------         -------------           -----------         -------------
  Net increase                                   6,112,482         $  74,453,910               765,477         $  11,525,342
                                               ===========         =============           ===========         =============

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

CAPITAL SHARES, CONTINUED

                                             YEAR ENDED DECEMBER 31, 1999                YEAR ENDED DECEMBER 31, 1998
                                              SHARES              CAPITAL                 SHARES              CAPITAL
                                              ------              -------                 ------              -------
INTERNATIONAL STOCK
Sold                                       28,057,311         $ 370,997,131            20,278,906         $ 252,715,252
Reinvestment of distributions               1,241,609            18,912,664               273,672             3,560,791
Redeemed                                  (32,315,892)         (428,649,401)          (15,182,565)         (190,065,125)
                                          -----------         -------------           -----------         -------------
  Net increase (decrease)                  (3,016,972)        ($ 38,739,606)            5,370,013         $  66,210,918
                                          ===========         =============           ===========         =============

INTERNATIONAL VALUE
Sold                                        9,749,493         $ 119,828,426
Redeemed                                   (1,972,126)          (23,986,354)                   --                    --
                                          -----------         -------------
  Net increase                              7,777,367         $  95,842,072
                                          ===========         =============

MID CAP BLEND (FORMERLY, EQUITY)
Sold                                        4,966,975         $  95,247,137             8,508,634         $ 161,890,771
Reinvestment of distributions              10,077,627           177,366,228            14,385,769           293,469,692
Redeemed                                  (18,521,608)         (357,342,735)          (13,775,537)         (261,703,577)
                                          -----------         -------------           -----------         -------------
  Net increase (decrease)                  (3,477,006)        ($ 84,729,370)            9,118,866         $ 193,656,886
                                          ===========         =============           ===========         =============

SMALL COMPANY VALUE
Sold                                        2,887,495         $  32,006,557             9,982,319         $ 117,110,620
Reinvestment of distributions                   9,967               105,452                 4,241                56,195
Redeemed                                   (9,907,015)         (108,749,913)           (1,330,303)          (15,162,118)
                                          -----------         -------------           -----------         -------------
  Net increase (decrease)                  (7,009,553)        ($ 76,637,904)            8,656,257         $ 102,004,697
                                          ===========         =============           ===========         =============

GLOBAL EQUITY
Sold                                       22,532,074         $ 421,163,138             4,136,030         $  83,076,553
Reinvestment of distributions               5,314,655            93,909,966             3,005,041            64,337,927
Redeemed                                  (31,124,344)         (584,725,222)           (6,383,984)         (123,784,064)
Shares issued in connection
  with reorganization                       2,300,374            42,636,373                    --                    --
                                          -----------         -------------           -----------         -------------
  Net increase (decrease)                    (977,241)        ($ 27,015,745)              757,088         $  23,630,415
                                          ===========         =============           ===========         =============

GROWTH
Sold                                       11,074,770         $ 251,148,342             5,117,245         $  95,321,753
Reinvestment of distributions                 802,965            18,042,613               443,371             8,441,791
Redeemed                                   (2,596,080)          (60,703,686)             (652,129)          (11,969,990)
                                          -----------         -------------           -----------         -------------
  Net increase                              9,281,655         $ 208,487,269             4,908,487         $  91,793,556
                                          ===========         =============           ===========         =============

LARGE CAP GROWTH (FORMERLY,
AGGRESSIVE ASSET ALLOCATION)
Sold                                       11,650,530         $ 173,828,799             1,272,177         $  18,613,080
Reinvestment of distributions               1,915,001            28,188,805             1,988,692            29,094,564
Redeemed                                   (7,425,729)         (110,886,780)           (2,991,236)          (43,050,524)
                                          -----------         -------------           -----------         -------------
  Net increase                              6,139,802         $  91,130,824               269,633         $   4,657,120
                                          ===========         =============           ===========         =============

QUANTITATIVE EQUITY
Sold                                        5,665,339         $ 143,508,314             2,525,086         $  56,864,359
Reinvestment of distributions               1,104,607            28,101,212             1,017,210            23,172,050
Redeemed                                   (1,522,915)          (39,230,914)             (897,490)          (19,600,478)
                                          -----------         -------------           -----------         -------------
  Net increase                              5,247,031         $ 132,378,612             2,644,806         $  60,435,931
                                          ===========         =============           ===========         =============

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

CAPITAL SHARES, CONTINUED

                                          YEAR ENDED DECEMBER 31, 1999            YEAR ENDED DECEMBER 31, 1998
                                           SHARES             CAPITAL              SHARES              CAPITAL
                                           ------             -------              ------              -------
BLUE CHIP GROWTH
Sold                                    25,358,047         $ 492,130,684         19,497,392         $ 322,061,761
Reinvestment of distributions            2,897,748            56,564,055            932,125            15,836,800
Redeemed                                (8,448,638)         (163,982,688)        (7,377,854)         (118,430,259)
                                       -----------         -------------         ----------         -------------
  Net increase                          19,807,157         $ 384,712,051         13,051,663         $ 219,468,302
                                       ===========         =============         ==========         =============

REAL ESTATE SECURITIES
Sold                                     6,873,888         $  92,841,726          3,414,938         $  57,940,371
Reinvestment of distributions              560,770             7,390,951          1,208,641            21,139,142
Redeemed                                (3,133,643)          (44,213,832)        (1,717,232)          (27,624,209)
                                       -----------         -------------         ----------         -------------
  Net increase                           4,301,015         $  56,018,845          2,906,348         $  51,455,304
                                       ===========         =============         ==========         =============

VALUE
Sold                                     2,436,870         $  35,300,251          8,926,276         $ 133,950,074
Reinvestment of distributions              354,079             4,624,350            603,016             8,430,164
Redeemed                                (9,909,599)         (150,854,134)        (1,126,616)          (15,950,184)
                                       -----------         -------------         ----------         -------------
  Net increase (decrease)               (7,118,650)        ($110,929,533)         8,402,676         $ 126,430,054
                                       ===========         =============         ==========         =============

EQUITY INDEX
Sold                                     2,885,132         $  47,861,401          2,175,437         $  30,132,341
Reinvestment of distributions              155,372             2,782,446            131,978             1,983,647
Redeemed                                  (811,265)          (13,469,906)          (374,434)           (4,985,616)
                                       -----------         -------------         ----------         -------------
  Net increase                           2,229,239         $  37,173,941          1,932,981         $  27,130,373
                                       ===========         =============         ==========         =============

GROWTH & INCOME
Sold                                    19,120,056         $ 575,002,218         14,731,896         $ 379,844,294
Reinvestment of distributions            2,940,196            89,470,162          4,443,994           114,877,243
Redeemed                                (5,045,205)         (153,850,633)        (5,821,777)         (145,134,876)
                                       -----------         -------------         ----------         -------------
  Net increase                          17,015,047         $ 510,621,747         13,354,113         $ 349,586,661
                                       ===========         =============         ==========         =============

U.S. LARGE CAP VALUE
Sold                                    17,074,014         $ 211,344,517
Redeemed                                  (658,829)           (8,161,568)                --                    --
                                       -----------         -------------
  Net increase                          16,415,185         $ 203,182,949
                                       ===========         =============

EQUITY-INCOME
Sold                                     7,231,374         $ 128,530,632         10,021,748         $ 173,662,705
Reinvestment of distributions            4,503,851            76,565,467          3,319,011            59,543,058
Redeemed                               (13,631,875)         (243,517,473)        (6,770,818)         (114,381,887)
                                       -----------         -------------         ----------         -------------
  Net increase (decrease)               (1,896,650)        ($ 38,421,374)         6,569,941         $ 118,823,876
                                       ===========         =============         ==========         =============

INCOME & VALUE (FORMERLY,
MODERATE ASSET ALLOCATION)
Sold                                     4,299,864         $  54,039,467            616,674         $   8,884,701
Reinvestment of distributions            5,529,820            69,343,951          5,317,384            68,115,685
Redeemed                                (6,536,596)          (83,143,235)        (6,707,081)          (86,963,822)
                                       -----------         -------------         ----------         -------------
  Net increase (decrease)                3,293,088         $  40,240,183           (773,023)        ($  9,963,436)
                                       ===========         =============         ==========         =============

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

CAPITAL SHARES, CONTINUED

                                            YEAR ENDED DECEMBER 31, 1999              YEAR ENDED DECEMBER 31, 1998
                                            SHARES              CAPITAL               SHARES              CAPITAL
                                            ------              -------               ------              -------
BALANCED
Sold                                        3,069,046         $  57,353,502          3,060,496         $  58,207,534
Reinvestment of distributions               1,047,549            19,023,503          1,349,790            24,998,103
Redeemed                                   (2,745,068)          (49,849,107)          (453,357)           (8,542,136)
                                          -----------         -------------         ----------         -------------
  Net increase                              1,371,527         $  26,527,898          3,956,929         $  74,663,502
                                          ===========         =============         ==========         =============

HIGH YIELD
Sold                                        7,131,998         $  96,511,235          9,574,213         $ 131,241,993
Reinvestment of distributions               1,502,095            19,271,875          1,062,130            13,731,611
Redeemed                                   (4,746,296)          (63,530,203)        (2,584,913)          (34,889,748)
                                          -----------         -------------         ----------         -------------
  Net increase                              3,887,797         $  52,252,907          8,051,430         $ 110,083,856
                                          ===========         =============         ==========         =============

STRATEGIC BOND
Sold                                        4,555,359         $  51,184,957         10,586,115         $ 126,618,386
Reinvestment of distributions               2,765,174            30,665,785          2,251,302            26,813,006
Redeemed                                  (12,067,131)         (134,883,686)        (4,550,160)          (53,660,911)
                                          -----------         -------------         ----------         -------------
  Net increase (decrease)                  (4,746,598)        ($ 53,032,944)         8,287,257         $  99,770,482
                                          ===========         =============         ==========         =============

GLOBAL BOND (FORMERLY, GLOBAL
GOVERNMENT BOND)
Sold                                        2,074,428         $  24,587,793            889,721         $  12,101,805
Reinvestment of distributions               1,410,339            16,839,448          1,512,137            19,914,849
Redeemed                                   (5,251,214)          (63,020,152)        (3,414,282)          (46,015,024)
                                          -----------         -------------         ----------         -------------
  Net decrease                             (1,766,447)        ($ 21,592,911)        (1,012,424)        ($ 13,998,370)
                                          ===========         =============         ==========         =============

TOTAL RETURN
Sold                                       20,796,912         $ 258,636,345
Redeemed                                   (1,396,137)          (17,277,134)                --                    --
                                           ----------         -------------
  Net increase                             19,400,775         $ 241,359,211
                                          ===========         =============

INVESTMENT QUALITY BOND
Sold                                        4,721,697         $  56,684,852         11,528,927         $ 139,662,289
Reinvestment of distributions               1,443,452            17,104,902            990,654            11,620,375
Redeemed                                  (11,807,744)         (138,265,919)        (3,019,631)          (36,762,808)
Shares issued in connection
  with reorganization                       5,476,233            64,455,265                 --                    --
                                          -----------         -------------         ----------         -------------
  Net increase (decrease)                    (166,362)        ($     20,900)         9,499,950         $ 114,519,856
                                          ===========         =============         ==========         =============

DIVERSIFIED BOND (FORMERLY,
CONSERVATIVE ASSET ALLOCATION)
Sold                                        5,678,173         $  62,120,028          1,037,883         $  11,909,984
Reinvestment of distributions               1,639,199            18,063,968          1,646,332            18,570,627
Redeemed                                   (3,716,109)          (41,083,738)        (3,396,362)          (39,658,396)
                                          -----------         -------------         ----------         -------------
  Net increase (decrease)                   3,601,263         $  39,100,258          ($712,147)          ($9,177,785)
                                          ===========         =============         ==========         =============

U.S. GOVERNMENT SECURITIES
Sold                                       11,945,868         $ 162,266,123         11,633,765         $ 157,556,444
Reinvestment of distributions               1,349,968            18,022,070            996,467            13,043,750
Redeemed                                  (12,188,142)         (162,052,930)        (4,927,141)          (66,613,911)
                                          -----------         -------------         ----------         -------------
  Net increase                              1,107,694         $  18,235,263          7,703,091         $ 103,986,283
                                          ===========         =============         ==========         =============

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

CAPITAL SHARES, CONTINUED

                                           YEAR ENDED DECEMBER 31, 1999                    YEAR ENDED DECEMBER 31, 1998
                                           SHARES                CAPITAL                   SHARES                CAPITAL
                                           ------                -------                   ------                -------
MONEY MARKET
Sold                                     217,064,656         $ 2,170,646,703             122,669,097         $ 1,226,690,969
Reinvestment of distributions              3,663,025              36,629,783               2,739,174              27,391,741
Redeemed                                (173,225,509)         (1,732,255,095)           (108,395,909)         (1,083,959,093)
                                        ------------         ---------------            ------------         ---------------
  Net increase                            47,502,172         $   475,021,391              17,012,362         $   170,123,617
                                        ============         ===============            ============         ===============

LIFESTYLE AGGRESSIVE 1000
Sold                                       1,885,307         $    24,869,279               2,940,289         $    39,235,345
Reinvestment of distributions                306,488               3,966,553                 235,336               3,344,794
Redeemed                                  (1,805,521)            (23,557,915)               (804,663)            (10,883,044)
                                        ------------         ---------------            ------------         ---------------
  Net increase                               386,274         $     5,277,917               2,370,962         $    31,697,095
                                        ============         ===============            ============         ===============

LIFESTYLE GROWTH 820
Sold                                       4,720,035         $    65,963,874              11,372,979         $   156,491,064
Reinvestment of distributions              1,468,410              19,924,095               1,244,102              17,780,049
Redeemed                                  (6,498,243)            (88,418,613)               (790,640)            (10,733,134)
                                        ------------         ---------------            ------------         ---------------
  Net increase (decrease)                   (309,798)        ($    2,530,644)             11,826,441         $   163,537,979
                                        ============         ===============            ============         ===============

LIFESTYLE BALANCED 640
Sold                                       5,431,955         $    73,105,083              13,995,601         $   188,784,151
Reinvestment of distributions              1,730,091              22,802,505               1,197,810              16,573,997
Redeemed                                  (5,869,343)            (78,159,593)               (983,046)            (12,628,291)
                                        ------------         ---------------            ------------         ---------------
  Net increase                             1,292,703         $    17,747,995              14,210,365         $   192,729,857
                                        ============         ===============            ============         ===============

LIFESTYLE MODERATE 460
Sold                                       3,434,974         $    47,275,252               6,252,966         $    84,594,300
Reinvestment of distributions                252,171               3,462,636                 332,059               4,570,654
Redeemed                                  (1,760,827)            (24,213,001)               (608,000)             (8,237,978)
                                        ------------         ---------------            ------------         ---------------
  Net increase                             1,926,318         $    26,524,887               5,977,025         $    80,926,976
                                        ============         ===============            ============         ===============

LIFESTYLE CONSERVATIVE 280
Sold                                       3,336,284         $    44,155,484               4,305,187         $    56,164,191
Reinvestment of distributions                494,740               6,499,821                 154,440               2,002,757
Redeemed                                  (1,529,502)            (20,165,443)               (184,127)             (2,396,336)
                                        ------------         ---------------            ------------         ---------------
  Net increase                             2,301,522         $    30,489,862               4,275,500         $    55,770,613
                                        ============         ===============            ============         ===============



5. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market) for year ended December 31, 1999:

                                                        PURCHASES                                        SALES
                                                   U.S.                                         U.S.
   PORTFOLIO                                    GOVERNMENT        OTHER ISSUES               GOVERNMENT         OTHER ISSUES
   ---------                                    ----------        ------------               ----------         ------------
Pacific Rim Emerging Markets........              -----           $52,291,743                   -----           $17,067,744
Science & Technology................              -----           983,151,230                   -----           511,264,368
International Small Cap.............              -----           458,092,107                   -----           446,912,386
Aggressive Growth...................              -----           150,236,974                   -----           178,656,399
Emerging Small Company..............              -----           391,038,713                   -----           458,556,933
Small Company Blend *...............              -----            43,975,728                   -----             5,343,788
Mid Cap Growth......................              -----           874,415,890                   -----           817,336,514
Mid Cap Stock *.....................              -----           109,585,600                   -----            17,168,828
Overseas............................              -----           433,070,810                   -----           364,600,148

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

PURCHASES AND SALES OF SECURITIES, CONTINUED

                                                        PURCHASES                                        SALES
                                                   U.S.                                         U.S.
   PORTFOLIO                                    GOVERNMENT        OTHER ISSUES               GOVERNMENT         OTHER ISSUES
   ---------                                    ----------        ------------               ----------         ------------
International Stock.................              -----           $74,109,340                   -----          $135,011,167
International Value *...............              -----            92,132,220                   -----             1,860,735
Mid Cap Blend.......................              -----         1,883,047,815                   -----         2,150,328,803
Small Company Value.................              -----           147,028,010                   -----           222,345,009
Global Equity.......................              -----           360,325,953                   -----           516,139,885
Growth..............................              -----           869,398,093                   -----           666,793,959
Large Cap Growth....................              -----           530,449,592                   -----           472,503,931
Quantitative Equity.................              -----           637,084,703                   -----           530,714,020
Blue Chip Growth....................              -----           869,860,144                   -----           565,808,642
Real Estate Securities..............              -----           377,671,996                   -----           320,924,764
Value...............................              -----            95,930,457                   -----           184,175,731
Equity Index........................              -----            43,927,564                   -----             8,197,737
Growth & Income.....................              -----           982,654,939                   -----           526,178,198
U.S. Large Cap Value *..............              -----           224,898,043                   -----            27,502,368
Equity-Income.......................              -----           303,761,657                   -----           391,510,370
Income & Value .....................       $350,663,301           658,976,591            $258,961,687           724,442,573
Balanced............................        144,381,868           420,705,675             166,235,695           379,252,647
High Yield..........................              -----           175,086,962                   -----           123,848,390
Strategic Bond......................         58,259,438           692,541,918              64,494,843           730,620,995
Global Bond.........................         10,794,632           816,345,519               1,696,327           824,399,286
Total Return *......................        208,911,292           177,630,550              84,191,280            34,135,693
Investment Quality Bond.............         59,079,263            49,085,130             106,227,721            51,255,731
Diversified Bond....................        301,650,665           101,128,076             181,372,332           144,546,422
U.S. Government Securities..........      1,790,150,133                 -----           1,719,850,936                 -----
Lifestyle Aggressive 1000...........              -----           105,048,563                   -----           101,725,718
Lifestyle Growth 820................              -----           448,760,160                   -----           458,248,695
Lifestyle Balanced 640..............              -----           477,210,599                   -----           464,725,681
Lifestyle Moderate 460..............              -----           190,526,406                   -----           166,180,805
Lifestyle Conservative 280..........              -----           118,204,418                   -----            88,186,597

* For the period May 1, 1999 (commencement of operations) to December 31, 1999.

At December 31, 1999, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                                   TAX BASIS NET
                                                                     UNREALIZED            TAX BASIS              TAX BASIS
                                               TAX BASIS            APPRECIATION           UNREALIZED            UNREALIZED
  PORTFOLIO                                       COST             (DEPRECIATION)         APPRECIATION          DEPRECIATION
  ---------                                       ----             --------------         ------------          ------------
Pacific Rim Emerging Markets........           $89,147,480           $20,418,488          $23,638,584            $3,220,096
Science & Technology................           898,662,092           360,267,580          364,566,220             4,298,640
International Small Cap.............           182,585,630            66,227,562           70,214,521             3,986,959
Aggressive Growth...................           127,544,291            40,254,679           43,039,601             2,784,922
Emerging Small Company..............           390,428,687           179,354,789          199,291,742            19,936,953
Small Company Blend.................            45,549,745             7,936,198           12,342,304             4,406,106
Mid Cap Growth......................           576,751,337           194,856,469          209,826,307            14,969,838
Mid Cap Stock.......................            98,824,988             3,502,448           10,454,873             6,952,425
Overseas............................           349,850,012            86,258,626           95,039,349             8,780,723
International Stock.................           188,759,963            55,648,761           62,752,045             7,103,284
International Value.................            96,722,867             4,315,470           12,115,154             7,799,684
Mid Cap Blend.......................         1,793,274,219           159,732,278          300,137,260           140,404,982
Small Company Value.................            81,123,206             9,713,134           16,097,962             6,384,828
Global Equity.......................           813,515,627            83,271,146          155,106,706            71,835,560
Growth..............................           530,985,974           121,277,091          137,772,877            16,495,786
Large Cap Growth....................           364,630,989            59,453,127           72,324,828            12,871,701

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

PURCHASES AND SALES OF SECURITIES, CONTINUED

                                                                   TAX BASIS NET
                                                                     UNREALIZED            TAX BASIS              TAX BASIS
                                               TAX BASIS            APPRECIATION           UNREALIZED            UNREALIZED
  PORTFOLIO                                       COST             (DEPRECIATION)         APPRECIATION          DEPRECIATION
  ---------                                       ----             --------------         ------------          ------------
Quantitative Equity.................          $416,240,053           $52,223,073          $75,775,175           $23,552,102
Blue Chip Growth....................         1,265,116,734           507,352,899          539,013,365            31,660,466
Real Estate Securities..............           224,521,205           (11,619,126)           3,512,048            15,131,174
Value...............................           161,559,277            (9,036,915)          12,216,702            21,253,617
Equity Index........................            93,843,017            24,071,419           29,671,802             5,600,383
Growth & Income.....................         2,144,898,052         1,104,045,436        1,230,086,753           126,041,317
U.S. Large Cap Value................           209,065,189             5,442,633           22,892,897            17,450,264
Equity-Income.......................           952,865,418            97,752,827          172,056,814            74,303,987
Income & Value......................           722,971,049             9,610,936           61,078,938            51,468,002
Balanced............................           259,115,846             5,389,071           10,456,558             5,067,487
High Yield..........................           262,548,169           (11,043,644)           3,409,460            14,453,104
Strategic Bond......................           424,612,422           (18,792,009)          16,689,597            35,481,606
Global Bond.........................           197,311,761            (7,459,853)           1,048,085             8,507,938
Total Return........................           281,853,184            (6,109,413)             479,428             6,588,841
Investment Quality Bond.............           353,090,575           (18,231,642)           1,038,038            19,269,680
Diversified Bond....................           276,353,002            (8,024,341)             267,038             8,291,379
U.S. Government Securities..........           543,603,305           (14,224,271)             182,108           (14,406,379)
Lifestyle Aggressive 1000...........            84,551,066             8,519,040            9,110,166               591,126
Lifestyle Growth 820................           382,062,550            32,193,784           33,489,517             1,295,733
Lifestyle Balanced 640..............           401,216,964            15,487,244           21,014,812             5,527,568
Lifestyle Moderate 460..............           166,078,435             1,421,298            3,656,735             2,235,437
Lifestyle Conservative 280..........           107,098,807              (663,779)           1,207,676             1,871,455

6. INVESTMENT ADVISORY AGREEMENTS. The Trust has entered into an Investment Advisory Agreement with MSS (the "Adviser"). The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust based on the average daily net assets of each Portfolio, except for the Lifestyle Trusts for which the Adviser makes no charge. On April 27, 1999, the shareholders of the Trust voted to approve an Amended and Restated Advisory Agreement to change Advisory Fees as discussed below for Aggressive Growth, Mid Cap Growth, Mid Cap Blend, Large Cap Growth, Blue Chip Growth, Equity-Income and Income & Value. This change in Advisory Fees was effective May 1, 1999. Advisory fees charged to each Portfolio were as follows:

  PORTFOLIO                                                            FEE
  ---------                                                            ---
Pacific Rim Emerging Markets......................                    .850%
Science & Technology..............................                   1.100%
International Small Cap...........................                   1.100%
Aggressive Growth **..............................                   1.000%
Emerging Small Company............................                   1.050%
Small Company Blend *.............................                   1.050%
Mid Cap Growth**..................................                    .950%
Mid Cap Stock *...................................                    .925%
Overseas..........................................                    .950%
International Stock...............................                   1.050%
International Value *.............................                   1.000%
Mid Cap Blend **..................................                    .850%
Small Company Value...............................                   1.050%
Global Equity.....................................                    .900%
Growth............................................                    .850%
Large Cap Growth **...............................                    .875%
Quantitative Equity...............................                    .700%
Blue Chip Growth **...............................                    .875%
Real Estate Securities............................                    .700%
Value.............................................                    .800%
Equity Index......................................                    .250%
Growth & Income...................................                    .750%

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

INVESTMENT ADVISORY AGREEMENTS, CONTINUED

  PORTFOLIO                                                             FEE
  ---------                                                             ---
U.S. Large Cap Value *............................                    .875%
Equity-Income **..................................                    .875%
Income & Value**..................................                    .800%
Balanced..........................................                    .800%
High Yield........................................                    .775%
Strategic Bond....................................                    .775%
Global Bond.......................................                    .800%
Total Return *....................................                    .775%
Investment Quality Bond...........................                    .650%
Diversified Bond..................................                    .750%
U.S. Government Securities........................                    .650%
Money Market......................................                    .500%

*   For the period May 1, 1999 (commencement of operations) to December 31,
    1999.

** For the period May 1, 1999 to December 31, 1999. Prior to May 1, 1999, Advisory fees were 1.05%, 1.00%, .750%, .750%, .925%, .800% and .750% in
    Aggressive Growth, Mid Cap Growth, Mid Cap Blend, Large Cap Growth, Blue Chip Growth, Equity-Income and Income & Value, respectively.

EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, the Adviser reimburses the Trust for expenses (excluding advisory fees, taxes, portfolio brokerage commissions and interest) incurred in excess, on an annualized basis, of 0.15% of the average daily net assets of Equity Index, 0.50% of the average daily net assets of Science & Technology, Aggressive Growth, Emerging Small Company, Small Company Blend, Mid Cap Growth, Mid Cap Stock, Mid Cap Blend, Small Company Value, Growth, Large Cap Growth, Quantitative Equity, Blue Chip Growth, Real Estate Securities, Value, Growth & Income, U.S. Large Cap Value, Equity-Income, Income & Value, Balanced, High Yield, Strategic Bond, Total Return, Investment Quality Bond, Diversified Bond, U.S. Government Securities, Money Market and 0.75% of the average daily net assets of Pacific Rim Emerging Markets, International Small Cap, Overseas, International Stock, International Value, Global Equity and Global Bond. In the case of the Lifestyle Trusts, the Adviser has agreed to pay the expenses of the Lifestyle Trusts (other than the expenses of the underlying Portfolios). Any of these expense reimbursements may be terminated at any time. For the year ended December 31, 1999, the Adviser reimbursed Equity Index, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 the amounts of $9,984, $24,201, $123,137, $114,656, $54,291, and $29,808,
respectively, for expenses incurred in excess of the applicable limitations.

FUND ADMINISTRATION FEES. Effective May 1, 1999, the Amended Advisory Agreement requires the Trust to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Trust including, the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. Total expense reimbursed by the Trust for the year ended December 31, 1999 was $821,724 of which $234,136 remains payable to the Adviser at December 31, 1999.

7. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee of the Adviser or its affiliates a fee of $7,500 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $40,000.

8. COMMITMENTS. At December 31, 1999, Pacific Rim Emerging Markets, Science & Technology, International Small Cap, Overseas, International Value, Global Equity, Balanced, High Yield, Strategic Bond, Global Bond and Total Return had entered into forward foreign currency contracts which contractually obligate the Portfolio to deliver currencies at future dates. Open sale and purchase contracts at December 31, 1999 were as follows:

PACIFIC RIM EMERGING MARKETS

CROSS CURRENCY:

                                                                                                            NET UNREALIZED
 PAYABLE                                 RECEIVABLE       IN EXCHANGE     SETTLEMENT                         APPRECIATION
 CURRENCY                   VALUE         CURRENCY            FOR           DATE           VALUE            (DEPRECIATION)
 --------                   -----         --------            ---           ----           -----            --------------
Australian Dollar         $1,718,746         SGD           2,740,228       1/4/2000      $1,711,879             ($6,867)
Singapore Dollar              72,359         NZD             129,573       1/5/2000          72,435                  76
                          ----------                                                     ----------             -------
                          $1,791,105                                                     $1,784,314             ($6,791)
                          ==========                                                     ==========             ========

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

COMMITMENTS, CONTINUED

                                                                                                                  NET UNREALIZED
                                             CONTRACTS TO       IN EXCHANGE     SETTLEMENT                         APPRECIATION
                                               DELIVER             FOR            DATE            VALUE           (DEPRECIATION)
                                               -------             ---            ----            -----           --------------
SCIENCE & TECHNOLOGY
PURCHASES
Japanese Yen                                   $423,893         43,186,200       1/4/2000        $422,690             ($1,203)
                                                                                                                      ========

INTERNATIONAL SMALL CAP
PURCHASES
Euro                                         $2,267,634          2,247,630       1/3/2000      $2,264,149             ($3,485)
Hong Kong Dollar                                868,677          6,750,494       1/3/2000         868,398                (279)
Euro                                            617,136            613,761       1/4/2000         618,272               1,136
Singapore Dollar                                 39,974             66,545       1/4/2000          39,955                 (19)
Euro                                            156,641            155,274       1/5/2000         156,415               ($226)
British Pound                                   182,433            112,975       1/5/2000         182,489                  56
Indonesian Rupiah                             1,646,282     11,377,324,886       1/5/2000       1,628,240             (18,042)
Japanese Yen                                  2,697,135        274,703,279       1/5/2000       2,688,688              (8,447)
Singapore Dollar                                100,729            167,513       1/5/2000         100,578                (151)
Swiss Franc                                     358,388            571,987       1/5/2000         359,221                 833
Euro                                            168,269            167,348       1/6/2000         168,578                 309
Japanese Yen                                    649,356         66,305,660       1/6/2000         648,974                (381)
Singapore Dollar                                117,055            194,721       1/6/2000         116,915                (141)
Swiss Franc                                     129,367            205,978       1/6/2000         129,359                  (8)
British Pound                                   116,612             72,160       1/7/2000         116,561                 (51)
                                                -------                                           -------                 ----
                                            $10,115,688                                       $10,086,792            ($28,896)
                                            -----------                                       -----------            ---------

SALES
British Pound                                   495,645           $801,211       1/7/2000        $800,616                $595
                                                                                                                         ----
                                                                                                                     ($28,301)
                                                                                                                      ========

OVERSEAS TRUST
PURCHASES
Euro                                           $383,775            379,299       1/3/2000        $382,173             ($1,602)
Japanese Yen                                    779,662         79,615,628       1/4/2000         779,786                 124
British Pound                                 2,639,786          1,633,045       1/5/2000       2,637,927              (1,859)
British Pound                                   244,023            150,771       1/7/2000         243,550                (473)
British Pound                                    38,574             23,899      1/10/2000          38,607                  33
Euro                                            346,790            343,723      1/31/2000         347,040                 250
                                                -------                                           -------                 ---
                                             $4,432,610                                        $4,429,083             ($3,527)
                                             ----------                                        ----------             --------

SALES
Danish Krone                                    233,328            $31,506       1/3/2000         $31,578                ($72)
Euro                                             65,196             66,042       1/3/2000          65,690                 352
Norwegian Krone                                  74,528              9,269       1/3/2000           9,307                 (38)
Swedish Krona                                   224,374             26,340       1/3/2000          26,375                 (35)
Danish Krone                                  1,242,411            167,767       1/4/2000         168,192                (424)
Euro                                             31,137             31,314       1/4/2000          31,375                 (61)
British Pound                                   109,898            177,863       1/4/2000         177,521                 342
Japanese Yen                                  1,367,124             13,399       1/4/2000          13,390                   9

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

                                                                                                                  NET UNREALIZED
                                             CONTRACTS TO       IN EXCHANGE     SETTLEMENT                         APPRECIATION
                                               DELIVER             FOR            DATE            VALUE           (DEPRECIATION)
                                               -------             ---            ----            -----           --------------
Norwegian Krone                                  21,549              2,680       1/4/2000          $2,691                ($11)
Swedish Krona                                    55,257              6,484       1/4/2000           6,496                 (12)
Australian Dollar                               184,900            120,148       1/5/2000         121,397              (1,249)
Euro                                             12,771             12,823       1/5/2000          12,870                 (47)
British Pound                                    13,010             21,044       1/5/2000          21,016                  28
Japanese Yen                                142,755,487          1,400,552       1/5/2000       1,398,444               2,108
Norwegian Krone                                  47,205              5,883       1/5/2000           5,895                 (12)
Australian Dollar                               131,116             85,514       1/6/2000          86,086                (572)
Japanese Yen                                    714,598              6,984       1/6/2000           7,001                 (17)
British Pound                                    75,588            122,327       1/6/2000         122,101                 226
British Pound                                   330,984            535,698       1/7/2000         534,659               1,039
British Pound                                   167,240            269,925      1/10/2000         270,157                (231)
Euro                                          1,095,959          1,108,877      1/31/2000       1,106,537               2,341
                                                                 ---------                      ---------               -----
                                                                $4,222,440                     $4,218,776               3,664
                                                                ----------                     ----------               -----
                                                                                                                         $137
                                                                                                                         ====

INTERNATIONAL VALUE
PURCHASES
Euro                                           $175,300            173,909       1/3/2000        $175,227                ($73)
                                                                                                                         =====

GLOBAL EQUITY TRUST
SALES
Euro                                         55,000,000        $59,875,750      4/12/2000     $55,823,112          $4,052,638
                                                                                                                   ==========

BALANCED TRUST
SALES
Canadian Dollar                               1,120,492           $770,680       1/4/2000        $776,233             ($5,553)
British Pound                                   207,821            333,969       1/4/2000         335,694              (1,725)
Canadian Dollar                               1,285,375            883,783       1/5/2000         890,457              (6,674)
British Pound                                 1,246,978          2,013,620       1/5/2000       2,014,243                (623)
British Pound                                   132,345            213,870       1/7/2000         213,777                  93
                                                                   -------                        -------                  --
                                                                $4,215,922                     $4,230,404            ($14,482)
                                                                ----------                     ----------            =========

HIGH YIELD TRUST
SALES
Euro                                          3,020,000         $3,117,830      1/26/2000      $3,048,214             $69,616
Euro                                         10,375,000         10,609,491      1/31/2000      10,475,121             134,370
British Pound                                 4,850,000          7,749,573       2/3/2000       7,835,307             (85,734)
Euro                                          2,445,000          2,511,650      2/10/2000       2,470,528              41,122
British Pound                                   275,000            447,356      2/10/2000         444,253               3,103
                                                                   -------                        -------               -----
                                                               $24,435,900                    $24,273,423            $162,477
                                                               -----------                    -----------            ========

STRATEGIC BOND TRUST
PURCHASES
Euro                                         $1,582,663          1,500,923      1/18/2000      $1,514,024            ($68,639)
British Pound                                 3,545,104          2,162,875      1/18/2000       3,494,020             (51,084)

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

                                                                                                                  NET UNREALIZED
                                             CONTRACTS TO       IN EXCHANGE     SETTLEMENT                         APPRECIATION
                                               DELIVER             FOR            DATE            VALUE           (DEPRECIATION)
                                               -------             ---            ----            -----           --------------
Canadian Dollar                              $1,987,395          2,916,205      1/26/2000      $2,021,604             $34,209
Euro                                          6,578,998          5,054,001      1/28/2000       6,222,537            (356,461)
British Pound                                 3,910,742          2,376,167      1/28/2000       3,838,780             (71,962)
                                              ---------                                         ---------             --------
                                            $17,604,902                                       $17,090,965           ($513,937)
                                            -----------                                       -----------           ----------
SALES
Euro                                          1,674,497         $1,700,000      1/18/2000      $1,689,113             $10,887
Euro                                          3,380,166          3,549,867      1/28/2000       3,412,265             137,602
Greek Drachma                             1,088,670,000          3,460,819      1/28/2000       3,313,660             147,159
British Pound                                 4,528,530          7,491,774      1/28/2000       7,315,999             175,775
Japanese Yen                                552,240,844          5,375,318      1/28/2000       5,431,414             (56,096)
                                                                 ---------                      ---------            --------
                                                               $21,577,778                    $21,162,451            $415,327
                                                               -----------                    -----------            --------


CROSS CURRENCY:

                                                                                                                   NET UNREALIZED
 PAYABLE                                        RECEIVABLE    IN EXCHANGE      SETTLEMENT                           APPRECIATION
 CURRENCY                    VALUE               CURRENCY         FOR             DATE           VALUE             (DEPRECIATION)
 --------                    -----               --------         ---             ----           -----             --------------
Euro                      $7,705,770                GRD      1,268,539,500      1/28/2000      $7,709,134               $3,364
Euro                       7,043,634                JPY        369,845,000      1/28/2000       7,113,483               69,849
Euro                       5,181,115                SEK         24,419,268      1/28/2000       5,177,303               (3,812)
Greek Drachma              7,242,745                EUR      1,182,845,600      1/28/2000       7,247,078                4,333
Swedish Krona              7,762,336                EUR         36,147,831      1/28/2000       7,730,639              (31,697)
                           ---------                                                            ---------              -------
                         $34,935,600                                                          $34,977,637               42,037
                         -----------                                                          -----------               ------
                                                                                                                      ($56,573)
                                                                                                                      ========

GLOBAL BOND TRUST
PURCHASES
Danish Krone                                 $2,090,791         14,486,000      1/11/2000      $1,961,983            ($128,809)
Euro                                          1,718,174          1,700,000      1/18/2000       1,714,839               (3,334)
British Pound                                 1,084,088            671,000      1/18/2000       1,083,968                 (120)
Japanese Yen                                  1,547,461        158,400,000      1/18/2000       1,555,198                7,737
Canadian Dollar                                 183,509            270,000      1/19/2000         187,132                3,622
Canadian Dollar                               1,239,434          1,830,000      1/20/2000       1,268,367               28,933
British Pound                                 1,319,868            814,000      1/20/2000       1,314,990               (4,878)
Euro                                         34,814,207         32,739,000      1/24/2000      33,039,861           (1,774,345)
Danish Krone                                  3,976,089         27,936,000      1/27/2000       3,787,796             (188,293)
Swedish Krona                                 2,059,205         17,112,000      1/31/2000       2,015,227              (43,979)
Singapore Dollar                                841,059          1,388,000       2/2/2000         834,879               (6,180)
Danish Krone                                    595,534          4,219,000       2/3/2000         572,281              (23,253)
Norwegian Krone                                 229,885          1,800,000       2/8/2000         224,807               (5,078)
Hong Kong Dollar                              1,183,912          9,200,000       2/9/2000       1,183,360                 (552)
Australian Dollar                             2,058,123          3,195,000      2/10/2000       2,098,791               40,668
Danish Krone                                  4,687,940         33,656,000      2/10/2000       4,567,396             (120,544)
Japanese Yen                                 22,080,080      2,345,037,000      2/14/2000      23,120,822            1,040,742
Singapore Dollar                                487,746            804,000      2/16/2000         484,080               (3,666)
Japanese Yen                                 10,518,468      1,068,224,000      2/22/2000      10,544,876               26,409
Australian Dollar                               177,730            278,000       3/8/2000         182,668                4,938
                                                -------                                           -------                -----
                                            $92,893,303                                       $91,743,321          ($1,149,982)
                                            -----------                                       -----------          ------------

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED



COMMITMENTS, CONTINUED
  GLOBAL BOND TRUST, CONTINUED

                                                                                                                  NET UNREALIZED
                                             CONTRACTS TO       IN EXCHANGE     SETTLEMENT                         APPRECIATION
                                               DELIVER             FOR            DATE            VALUE           (DEPRECIATION)
                                               -------             ---            ----            -----           --------------
SALES
Danish Krone                                  4,735,000           $684,248      1/11/2000        $641,308              $42,940
Danish Krone                                 10,000,000          1,419,042      1/18/2000       1,355,048               63,994
Euro                                          8,855,000          9,118,967      1/18/2000       8,932,291              186,676
Japanese Yen                                486,058,000          4,721,924      1/18/2000       4,772,200              (50,276)
Euro                                          3,249,000          3,393,470      1/24/2000       3,278,857              114,613
Australian Dollar                               200,000            130,514      1/25/2000         131,356                 (842)
Danish Krone                                  1,119,000            162,871      1/27/2000         151,724               11,147
Euro                                          2,640,000          2,713,390      1/31/2000       2,665,475               47,915
Singapore Dollar                                575,000            342,022       2/2/2000         345,861               (3,839)
Danish Krone                                  3,706,000            527,605       2/3/2000         502,696               24,909
New Zealand Dollar                           22,372,000         11,533,214       2/4/2000      11,696,922             (163,708)
Honk Kong Dollar                              9,200,000          1,177,947       2/9/2000       1,183,360               (5,413)
Singapore Dollar                              4,342,000          2,570,752       2/9/2000       2,612,987              (42,235)
Australian Dollar                             5,199,000          3,455,516      2/10/2000       3,415,216               40,300
Danish Krone                                 66,418,000          9,169,957      2/10/2000       9,013,469              156,488
Japanese Yen                                359,796,000          3,504,212      2/14/2000       3,547,398              (43,186)
Norwegian Krone                               1,697,000            220,018      2/15/2000         211,946                8,072
Australian Dollar                             2,496,000          1,651,953      2/17/2000       1,639,730               12,223
Honk Kong Dollar                             11,400,000          1,458,117      2/17/2000       1,466,299               (8,182)
Honk Kong Dollar                             22,700,000          2,905,731      2/18/2000       2,919,727              (13,996)
Japanese Yen                                276,308,000          2,670,985      2/22/2000       2,730,215              (59,230)
Honk Kong Dollar                             13,300,000          1,703,032      2/23/2000       1,710,649               (7,617)
Australian Dollar                               394,000            255,684      2/24/2000         258,851               (3,167)
Honk Kong Dollar                             19,900,000          2,536,647      9/18/2000       2,551,800              (15,153)
Honk Kong Dollar                             11,870,000          1,514,301      9/27/2000       1,521,804               (7,503)
Honk Kong Dollar                             15,650,000          1,997,116     10/26/2000       2,005,149               (8,033)
                                                                 ---------                      --------               -------
                                                               $71,539,235                    $71,262,338              276,897
                                                               -----------                    -----------              -------
                                                                                                                     ($873,085)
                                                                                                                     =========

TOTAL RETURN
PURCHASES
Euro                                         $3,763,379          3,720,000      1/24/2000      $3,754,186              ($9,193)
Euro                                          3,097,947          3,060,000      1/26/2000       3,088,585               (9,359)
                                              ---------                                         ---------               -------
                                             $6,861,326                                        $6,842,771             ($18,552)
                                             ----------                                        ----------             ---------

SALES
Euro                                         14,846,000        $15,055,414      1/24/2000     $14,982,430              $72,984
                                                                                                                       -------
                                                                                                                       $54,432
                                                                                                                       =======

9. LINE OF CREDIT. On December 17,1999, all Portfolios with the exception of Growth, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Bank & Trust Company. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit is charged to each participating portfolio on a prorata basis based on average net assets. For the period December 17, 1999 through December 31, 1999, none of the Portfolios borrowed under the agreement.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED

10. CAPITAL LOSS CARRYFORWARDS. At December 31, 1999, capital loss carryforwards available to offset future realized gains were approximately:

                                                               CAPITAL LOSS CARRYFORWARD
                                                                    EXPIRATION YEAR
PORTFOLIO                                  2002        2003        2004            2005          2006              2007
---------                                  ----        ----        ----            ----          ----              ----
Pacific Rim Emerging Markets                 --         --          --              --        $ 6,359,000               --
Aggressive Growth ..........                 --         --          --              --            572,000               --
Mid Cap Stock ..............                 --         --          --              --                 --      $ 1,875,000
Small Company Value ........                 --         --          --              --         15,065,000               --
Real Estate Securities .....                 --         --          --              --          7,351,000       26,456,000
High Yield .................                 --         --          --              --                 --        2,604,000
Strategic Bond .............                 --         --          --              --         10,173,000       11,486,000
Global Bond ................                 --         --          --              --          6,824,000        4,338,000
Total Return ...............                 --         --          --              --                 --        2,110,000
Investment Quality Bond ....        $ 2,504,000         --      $213,000            --             95,000        2,131,000
U.S. Government Securities .            156,000         --          --          $872,000               --        5,997,000

Management of the Trust                      Issuer of Venture Annuities
                                             The Manufacturers Life Insurance
Trustees                                     Company of North America
John D. Richardson, Chairman of the Board    P.O. Box 9230
Don B. Allen                                 Boston, Massachusetts 02205-9230
Charles L. Bardelis                          800-344-1029
John D. DesPrez, III
Samuel Hoar                                  Issuer of Venture SPVL, VUL,
F. David Rolwing                             Survivorship VUL and COLI VUL
                                             Variable Life
Officers                                     The Manufacturers Life Insurance
Matthew R. Schiffman, President              Company of America
John G. Vrysen, Treasurer                    200 Bloor Street East
Gordon M. Shone, Assistant Treasurer         Toronto, Ontario, Canada M4W1E5
James D. Gallagher, Secretary                800-827-4546

Investment Adviser                           Principal Underwriter of
Manufacturers Securities Services, LLC       Venture Annuities
Boston, Massachusetts                        Manufacturers Securities Services,
                                             LLC
                                             Boston, Massachusetts

                                             Principal Underwriter of Venture
                                             SPVL, VUL, Survivorship VUL and
Manulife Financial and the block design      COLI VUL
are registered service marks of The          ManEquity, Inc.
Manufacturers Life Insurance Company         Toronto, Ontario, Canada
and are used by it and its subsidiaries.

                                             Promotional Agent of
                                             Venture Annuities and Venture SPVL
                                             Manulife Wood Logan, Inc.
                                             Stamford, Connecticut